Quarterly Report
March 31, 2024
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.0%
COMMUNICATION SERVICES — 8.7%
Alphabet, Inc. Class A (a)	1,508,040	$227,608,477
Alphabet, Inc. Class C (a)	1,262,340	192,203,889
AT&T, Inc.	1,818,540	32,006,304
Cars.com, Inc. (a)	1	17
Charter Communications, Inc. Class A (a)	26,300	7,643,569
Comcast Corp. Class A	1,009,766	43,773,356
Electronic Arts, Inc.	63,079	8,368,691
Fox Corp. Class A	70,066	2,190,964
Fox Corp. Class B	29,300	838,566
Interpublic Group of Cos., Inc.	97,166	3,170,527
Live Nation Entertainment, Inc. (a)	35,700	3,775,989
Match Group, Inc. (a)	69,700	2,528,716
Meta Platforms, Inc. Class A	563,093	273,426,699
Netflix, Inc. (a)	110,504	67,112,394
News Corp. Class A	99,188	2,596,742
News Corp. Class B	30,121	815,074
Omnicom Group, Inc.	49,791	4,817,777
Paramount Global Class B	113,981	1,341,556
Take-Two Interactive Software, Inc. (a)(b)	39,900	5,924,751
T-Mobile U.S., Inc.	132,375	21,606,248
Verizon Communications, Inc.	1,071,515	44,960,769
Walt Disney Co.	467,964	57,260,075
Warner Bros Discovery, Inc. (a)	572,278	4,995,987
		1,008,967,137
CONSUMER DISCRETIONARY — 10.0%
Airbnb, Inc. Class A (a)	110,200	18,178,592
Amazon.com, Inc. (a)	2,340,300	422,143,314
Aptiv PLC (a)	72,419	5,768,173
AutoZone, Inc. (a)	4,376	13,791,620
Bath & Body Works, Inc.	55,921	2,797,168
Best Buy Co., Inc.	51,806	4,249,646
Booking Holdings, Inc.	8,924	32,375,201
BorgWarner, Inc.	56,977	1,979,381
Caesars Entertainment, Inc. (a)	52,500	2,296,350
CarMax, Inc. (a)(b)	39,903	3,475,950
Carnival Corp. (a)	259,501	4,240,246
Chipotle Mexican Grill, Inc. (a)	6,986	20,306,695
Darden Restaurants, Inc.	29,171	4,875,933
Deckers Outdoor Corp. (a)	6,700	6,306,442
Domino's Pizza, Inc.	8,800	4,372,544
DR Horton, Inc.	75,097	12,357,211
Security Description	Shares	Value
eBay, Inc.	132,245	$6,979,891
Etsy, Inc. (a)	31,200	2,144,064
Expedia Group, Inc. (a)	34,034	4,688,184
Ford Motor Co.	981,738	13,037,481
Garmin Ltd.	38,540	5,737,450
General Motors Co.	290,623	13,179,753
Genuine Parts Co.	35,489	5,498,311
Hasbro, Inc.	31,697	1,791,514
Hilton Worldwide Holdings, Inc.	63,500	13,545,185
Home Depot, Inc.	254,402	97,588,607
Las Vegas Sands Corp.	95,100	4,916,670
Lennar Corp. Class A	65,706	11,300,118
LKQ Corp.	71,700	3,829,497
Lowe's Cos., Inc.	146,450	37,305,209
Lululemon Athletica, Inc. (a)	28,800	11,250,720
Marriott International, Inc. Class A	62,355	15,732,790
McDonald's Corp.	185,010	52,163,570
MGM Resorts International (a)	71,300	3,366,073
Mohawk Industries, Inc. (a)	12,631	1,653,272
NIKE, Inc. Class B	309,406	29,077,976
Norwegian Cruise Line Holdings Ltd. (a)(b)	104,900	2,195,557
NVR, Inc. (a)	860	6,965,966
O'Reilly Automotive, Inc. (a)	14,980	16,910,622
Pool Corp.	10,900	4,398,150
PulteGroup, Inc.	56,762	6,846,633
Ralph Lauren Corp.	10,479	1,967,537
Ross Stores, Inc.	87,256	12,805,691
Royal Caribbean Cruises Ltd. (a)	61,700	8,576,917
Starbucks Corp.	287,530	26,277,367
Tapestry, Inc.	56,928	2,702,941
Tesla, Inc. (a)	708,500	124,547,215
TJX Cos., Inc.	289,674	29,378,737
Tractor Supply Co. (b)	27,826	7,282,621
Ulta Beauty, Inc. (a)	12,500	6,536,000
VF Corp. (b)	83,144	1,275,429
Wynn Resorts Ltd.	24,141	2,467,934
Yum! Brands, Inc.	73,002	10,121,727
		1,165,557,845
CONSUMER STAPLES — 5.8%
Altria Group, Inc.	457,229	19,944,329
Archer-Daniels-Midland Co.	137,432	8,632,104
Brown-Forman Corp. Class B	46,552	2,403,014
Bunge Global SA	36,600	3,752,232
Campbell Soup Co.	46,982	2,088,350
Church & Dwight Co., Inc.	60,900	6,352,479
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Clorox Co.	33,164	$5,077,740
Coca-Cola Co.	993,000	60,751,740
Colgate-Palmolive Co.	208,423	18,768,491
Conagra Brands, Inc.	136,624	4,049,535
Constellation Brands, Inc. Class A	42,050	11,427,508
Costco Wholesale Corp.	113,355	83,047,274
Dollar General Corp.	54,713	8,538,511
Dollar Tree, Inc. (a)	54,726	7,286,767
Estee Lauder Cos., Inc. Class A	61,241	9,440,300
General Mills, Inc.	150,942	10,561,412
Hershey Co.	37,267	7,248,432
Hormel Foods Corp.	71,502	2,494,705
J M Smucker Co.	30,405	3,827,077
Kellanova	72,128	4,132,213
Kenvue, Inc.	430,802	9,245,011
Keurig Dr Pepper, Inc.	264,900	8,124,483
Kimberly-Clark Corp.	84,527	10,933,567
Kraft Heinz Co.	206,518	7,620,514
Kroger Co.	165,542	9,457,415
Lamb Weston Holdings, Inc.	36,200	3,856,386
McCormick & Co., Inc.	63,384	4,868,525
Molson Coors Beverage Co. Class B	47,353	3,184,489
Mondelez International, Inc. Class A	341,715	23,920,050
Monster Beverage Corp. (a)	195,270	11,575,606
PepsiCo, Inc.	350,816	61,396,308
Philip Morris International, Inc.	395,212	36,209,323
Procter & Gamble Co.	601,326	97,565,144
Sysco Corp.	124,774	10,129,153
Target Corp.	116,972	20,728,608
Tyson Foods, Inc. Class A	73,144	4,295,747
Walgreens Boots Alliance, Inc. (b)	190,405	4,129,884
Walmart, Inc.	1,092,809	65,754,318
		672,818,744
ENERGY — 3.8%
APA Corp.	80,055	2,752,291
Baker Hughes Co.	266,479	8,927,047
ChampionX Corp.	1	36
Chevron Corp.	442,810	69,848,849
ConocoPhillips	300,035	38,188,455
Coterra Energy, Inc.	184,578	5,146,035
Devon Energy Corp.	165,073	8,283,363
Diamondback Energy, Inc.	44,700	8,858,199
EOG Resources, Inc.	150,971	19,300,133
EQT Corp.	112,500	4,170,375
Exxon Mobil Corp.	1,015,275	118,015,566
Halliburton Co.	222,167	8,757,823
Hess Corp.	72,457	11,059,836
Kinder Morgan, Inc.	514,750	9,440,515
Marathon Oil Corp.	146,988	4,165,640
Marathon Petroleum Corp.	93,141	18,767,912
Occidental Petroleum Corp.	165,073	10,728,094
Security Description	Shares	Value
ONEOK, Inc.	150,096	$12,033,196
Phillips 66	108,673	17,750,648
Pioneer Natural Resources Co.	60,376	15,848,700
Schlumberger NV	361,550	19,816,555
Targa Resources Corp.	59,200	6,629,808
Valero Energy Corp.	88,823	15,161,198
Williams Cos., Inc.	321,858	12,542,806
		446,193,080
FINANCIALS — 12.7%
Aflac, Inc.	132,206	11,351,207
Allstate Corp.	65,939	11,408,106
American Express Co.	145,512	33,131,627
American International Group, Inc.	181,301	14,172,299
Ameriprise Financial, Inc.	26,044	11,418,731
Aon PLC Class A	50,598	16,885,565
Arch Capital Group Ltd. (a)	96,100	8,883,484
Arthur J Gallagher & Co.	55,900	13,977,236
Assurant, Inc.	12,685	2,387,824
Bank of America Corp.	1,757,605	66,648,382
Bank of New York Mellon Corp.	190,594	10,982,026
Berkshire Hathaway, Inc. Class B (a)	465,484	195,745,332
BlackRock, Inc.	35,516	29,609,689
Blackstone, Inc.	182,500	23,975,025
Brown & Brown, Inc.	60,900	5,331,186
Capital One Financial Corp.	95,895	14,277,807
Cboe Global Markets, Inc.	29,300	5,383,289
Charles Schwab Corp.	378,104	27,352,043
Chubb Ltd.	102,953	26,678,211
Cincinnati Financial Corp.	42,109	5,228,675
Citigroup, Inc.	483,827	30,597,219
Citizens Financial Group, Inc.	118,700	4,307,623
CME Group, Inc.	91,163	19,626,482
Comerica, Inc.	32,727	1,799,658
Corpay, Inc. (a)	19,300	5,954,822
Discover Financial Services	65,528	8,590,066
Everest Group Ltd.	11,200	4,452,000
FactSet Research Systems, Inc.	9,600	4,362,144
Fidelity National Information Services, Inc.	148,691	11,029,898
Fifth Third Bancorp	181,762	6,763,364
Fiserv, Inc. (a)	152,324	24,344,422
Franklin Resources, Inc.	70,089	1,970,202
Global Payments, Inc.	67,068	8,964,309
Globe Life, Inc.	21,412	2,491,714
Goldman Sachs Group, Inc.	82,946	34,645,715
Hartford Financial Services Group, Inc.	80,167	8,261,209
Huntington Bancshares, Inc.	384,891	5,369,229
Intercontinental Exchange, Inc.	145,085	19,939,032
Invesco Ltd.	117,111	1,942,871

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jack Henry & Associates, Inc.	17,900	$3,109,767
JPMorgan Chase & Co.	739,443	148,110,433
KeyCorp	233,396	3,689,991
Loews Corp.	47,119	3,688,946
M&T Bank Corp.	45,145	6,565,889
MarketAxess Holdings, Inc.	9,200	2,017,100
Marsh & McLennan Cos., Inc.	124,919	25,730,816
Mastercard, Inc. Class A	210,851	101,539,516
MetLife, Inc.	162,870	12,070,296
Moody's Corp.	39,732	15,615,868
Morgan Stanley	318,427	29,983,086
MSCI, Inc.	21,000	11,769,450
Nasdaq, Inc.	93,725	5,914,047
Northern Trust Corp.	52,696	4,685,728
PayPal Holdings, Inc. (a)	271,145	18,164,004
PNC Financial Services Group, Inc.	103,375	16,705,400
Principal Financial Group, Inc.	56,065	4,838,970
Progressive Corp.	148,849	30,784,950
Prudential Financial, Inc.	93,002	10,918,435
Raymond James Financial, Inc.	47,600	6,112,792
Regions Financial Corp.	232,346	4,888,560
S&P Global, Inc.	81,788	34,796,705
State Street Corp. (c)	79,578	6,152,971
Synchrony Financial	105,676	4,556,749
T Rowe Price Group, Inc.	57,555	7,017,106
Travelers Cos., Inc.	59,706	13,740,739
Truist Financial Corp.	352,315	13,733,239
U.S. Bancorp	408,022	18,238,583
Visa, Inc. Class A	404,360	112,848,789
W R Berkley Corp.	51,500	4,554,660
Wells Fargo & Co.	917,903	53,201,658
Willis Towers Watson PLC	25,445	6,997,375
		1,482,982,341
HEALTH CARE — 12.0%
Abbott Laboratories	442,749	50,322,851
AbbVie, Inc.	450,980	82,123,458
Agilent Technologies, Inc.	73,493	10,693,966
Align Technology, Inc. (a)	17,500	5,738,600
Amgen, Inc.	136,254	38,739,737
Baxter International, Inc.	136,079	5,816,016
Becton Dickinson & Co.	75,056	18,572,607
Biogen, Inc. (a)	38,684	8,341,431
Bio-Rad Laboratories, Inc. Class A (a)	5,400	1,867,698
Bio-Techne Corp.	39,500	2,780,405
Boston Scientific Corp. (a)	371,957	25,475,335
Bristol-Myers Squibb Co.	516,975	28,035,554
Cardinal Health, Inc.	62,633	7,008,633
Catalent, Inc. (a)	47,000	2,653,150
Cencora, Inc.	42,634	10,359,636
Centene Corp. (a)	134,004	10,516,634
Charles River Laboratories International, Inc. (a)	12,800	3,468,160
Cigna Group	74,341	26,999,908
Security Description	Shares	Value
Cooper Cos., Inc.	51,200	$5,194,752
CVS Health Corp.	319,494	25,482,841
Danaher Corp.	167,594	41,851,574
DaVita, Inc. (a)	13,828	1,908,955
Dentsply Sirona, Inc.	52,034	1,727,008
Dexcom, Inc. (a)	99,500	13,800,650
Edwards Lifesciences Corp. (a)	152,930	14,613,991
Elevance Health, Inc.	59,719	30,966,690
Eli Lilly & Co.	203,972	158,682,057
Fortrea Holdings, Inc. (a)	100	4,014
GE HealthCare Technologies, Inc.	106,007	9,637,096
Gilead Sciences, Inc.	316,052	23,150,809
HCA Healthcare, Inc.	50,100	16,709,853
Henry Schein, Inc. (a)	31,800	2,401,536
Hologic, Inc. (a)	63,200	4,927,072
Humana, Inc.	32,390	11,230,261
IDEXX Laboratories, Inc. (a)	21,500	11,608,495
Illumina, Inc. (a)	43,000	5,904,760
Incyte Corp. (a)	45,600	2,597,832
Insulet Corp. (a)	17,300	2,965,220
Intuitive Surgical, Inc. (a)	89,732	35,811,144
IQVIA Holdings, Inc. (a)	47,200	11,936,408
Johnson & Johnson	615,245	97,325,607
Laboratory Corp. of America Holdings	21,575	4,713,275
McKesson Corp.	33,252	17,851,336
Medtronic PLC	337,893	29,447,375
Merck & Co., Inc.	647,372	85,420,735
Mettler-Toledo International, Inc. (a)	5,700	7,588,353
Moderna, Inc. (a)	86,600	9,228,096
Molina Healthcare, Inc. (a)	15,100	6,203,533
Pfizer, Inc.	1,438,233	39,910,966
Quest Diagnostics, Inc.	29,942	3,985,580
Regeneron Pharmaceuticals, Inc. (a)	26,842	25,835,157
ResMed, Inc.	36,500	7,228,095
Revvity, Inc.	30,986	3,253,530
STERIS PLC	26,200	5,890,284
Stryker Corp.	85,994	30,774,673
Teleflex, Inc.	11,900	2,691,423
Thermo Fisher Scientific, Inc.	98,612	57,314,281
UnitedHealth Group, Inc.	236,474	116,983,688
Universal Health Services, Inc. Class B	15,200	2,773,392
Vertex Pharmaceuticals, Inc. (a)	65,452	27,359,591
Viatris, Inc.	302,314	3,609,629
Waters Corp. (a)	14,850	5,111,816
West Pharmaceutical Services, Inc.	19,100	7,558,061
Zimmer Biomet Holdings, Inc.	54,925	7,249,001
Zoetis, Inc.	116,220	19,665,586
		1,397,599,860

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS — 8.6%
3M Co.	145,158	$15,396,909
A O Smith Corp.	32,900	2,943,234
Allegion PLC	25,496	3,434,566
American Airlines Group, Inc. (a)	160,600	2,465,210
AMETEK, Inc.	60,399	11,046,977
Automatic Data Processing, Inc.	104,352	26,060,868
Axon Enterprise, Inc. (a)	17,900	5,600,552
Boeing Co. (a)	145,764	28,130,994
Broadridge Financial Solutions, Inc.	30,600	6,268,716
Builders FirstSource, Inc. (a)	31,400	6,548,470
Carrier Global Corp.	217,379	12,636,241
Caterpillar, Inc.	129,824	47,571,408
CH Robinson Worldwide, Inc.	28,479	2,168,391
Cintas Corp.	22,466	15,434,816
Copart, Inc. (a)	226,800	13,136,256
CSX Corp.	499,965	18,533,703
Cummins, Inc.	35,170	10,362,841
Dayforce, Inc. (a)(b)	45,700	3,025,797
Deere & Co.	66,183	27,184,005
Delta Air Lines, Inc.	169,034	8,091,658
Dover Corp.	37,050	6,564,890
Eaton Corp. PLC	101,525	31,744,837
Emerson Electric Co.	144,479	16,386,808
Equifax, Inc.	32,588	8,717,942
Expeditors International of Washington, Inc.	37,276	4,531,643
Fastenal Co.	150,116	11,579,948
FedEx Corp.	59,950	17,369,913
Fortive Corp.	90,549	7,789,025
Generac Holdings, Inc. (a)	17,000	2,144,380
General Dynamics Corp.	58,772	16,602,502
General Electric Co.	277,523	48,713,612
Honeywell International, Inc.	167,778	34,436,434
Howmet Aerospace, Inc.	96,886	6,629,909
Hubbell, Inc.	14,300	5,935,215
Huntington Ingalls Industries, Inc.	11,500	3,351,905
IDEX Corp.	21,100	5,148,822
Illinois Tool Works, Inc.	68,800	18,461,104
Ingersoll Rand, Inc.	105,787	10,044,476
Jacobs Solutions, Inc.	30,743	4,726,121
JB Hunt Transport Services, Inc.	22,900	4,562,825
Johnson Controls International PLC	171,108	11,176,775
L3Harris Technologies, Inc.	50,421	10,744,715
Leidos Holdings, Inc.	38,400	5,033,856
Lockheed Martin Corp.	54,571	24,822,711
Masco Corp.	56,084	4,423,906
Nordson Corp.	13,400	3,678,836
Norfolk Southern Corp.	56,987	14,524,277
Northrop Grumman Corp.	36,725	17,578,789
Security Description	Shares	Value
Old Dominion Freight Line, Inc.	46,400	$10,175,984
Otis Worldwide Corp.	107,689	10,690,287
PACCAR, Inc.	136,308	16,887,198
Parker-Hannifin Corp.	32,489	18,057,061
Paychex, Inc.	82,807	10,168,700
Paycom Software, Inc.	12,200	2,427,922
Pentair PLC	47,304	4,041,654
Quanta Services, Inc.	37,907	9,848,239
Republic Services, Inc.	52,989	10,144,214
Robert Half, Inc.	25,766	2,042,728
Rockwell Automation, Inc.	29,426	8,572,677
Rollins, Inc.	79,325	3,670,368
RTX Corp.	337,501	32,916,473
Snap-on, Inc.	13,640	4,040,441
Southwest Airlines Co.	150,759	4,400,655
Stanley Black & Decker, Inc.	37,957	3,717,129
Textron, Inc.	49,633	4,761,294
Trane Technologies PLC	58,884	17,676,977
TransDigm Group, Inc.	14,400	17,735,040
Uber Technologies, Inc. (a)	524,300	40,365,857
Union Pacific Corp.	155,298	38,192,437
United Airlines Holdings, Inc. (a)	81,800	3,916,584
United Parcel Service, Inc. Class B	183,691	27,301,993
United Rentals, Inc.	17,800	12,835,758
Veralto Corp.	55,064	4,881,974
Verisk Analytics, Inc.	37,400	8,816,302
Waste Management, Inc.	92,835	19,787,780
Westinghouse Air Brake Technologies Corp.	46,966	6,842,007
WW Grainger, Inc.	11,457	11,655,206
Xylem, Inc.	64,758	8,369,324
		998,408,051
INFORMATION TECHNOLOGY — 28.7%
Accenture PLC Class A	159,918	55,429,178
Adobe, Inc. (a)	115,344	58,202,582
Advanced Micro Devices, Inc. (a)	412,594	74,469,091
Akamai Technologies, Inc. (a)	40,090	4,360,188
Amphenol Corp. Class A	155,340	17,918,469
Analog Devices, Inc.	125,861	24,894,047
ANSYS, Inc. (a)	22,700	7,880,532
Apple, Inc.	3,716,896	637,373,326
Applied Materials, Inc.	212,054	43,731,896
Arista Networks, Inc. (a)	65,400	18,964,692
Autodesk, Inc. (a)	55,106	14,350,704
Broadcom, Inc.	112,591	149,229,237
Cadence Design Systems, Inc. (a)	69,000	21,478,320
CDW Corp.	35,000	8,952,300
Cisco Systems, Inc.	1,036,390	51,726,225
Cognizant Technology Solutions Corp. Class A	124,441	9,120,281
Corning, Inc.	197,826	6,520,345

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Enphase Energy, Inc. (a)	38,000	$4,597,240
EPAM Systems, Inc. (a)	16,100	4,446,176
F5, Inc. (a)	15,641	2,965,377
Fair Isaac Corp. (a)	6,200	7,747,582
First Solar, Inc. (a)	30,000	5,064,000
Fortinet, Inc. (a)	160,000	10,929,600
Gartner, Inc. (a)	19,500	9,295,065
Gen Digital, Inc.	144,560	3,238,144
Hewlett Packard Enterprise Co.	339,353	6,016,729
HP, Inc.	223,353	6,749,728
Intel Corp.	1,077,736	47,603,599
International Business Machines Corp.	233,195	44,530,917
Intuit, Inc.	71,337	46,369,050
Jabil, Inc.	32,500	4,353,375
Juniper Networks, Inc.	78,349	2,903,614
Keysight Technologies, Inc. (a)	46,500	7,271,670
KLA Corp.	34,332	23,983,305
Lam Research Corp.	33,377	32,428,092
Microchip Technology, Inc.	139,366	12,502,524
Micron Technology, Inc.	280,934	33,119,309
Microsoft Corp.	1,902,858	800,570,418
Monolithic Power Systems, Inc.	12,500	8,467,750
Motorola Solutions, Inc.	41,872	14,863,723
NetApp, Inc.	54,114	5,680,347
NVIDIA Corp.	632,476	571,480,015
NXP Semiconductors NV	66,900	16,575,813
ON Semiconductor Corp. (a)	113,700	8,362,635
Oracle Corp.	406,635	51,077,422
Palo Alto Networks, Inc. (a)	82,100	23,327,073
PTC, Inc. (a)	32,800	6,197,232
Qorvo, Inc. (a)	26,300	3,020,029
QUALCOMM, Inc.	284,526	48,170,252
Roper Technologies, Inc.	28,065	15,739,975
Salesforce, Inc.	247,195	74,450,190
Seagate Technology Holdings PLC	52,424	4,878,053
ServiceNow, Inc. (a)	52,200	39,797,280
Skyworks Solutions, Inc.	44,700	4,841,904
Super Micro Computer, Inc. (a)	12,700	12,827,381
Synopsys, Inc. (a)	38,700	22,117,050
TE Connectivity Ltd.	80,051	11,626,607
Teledyne Technologies, Inc. (a)	11,590	4,975,819
Teradyne, Inc.	38,200	4,310,106
Texas Instruments, Inc.	231,593	40,345,817
Trimble, Inc. (a)	70,200	4,518,072
Tyler Technologies, Inc. (a)	11,700	4,972,617
VeriSign, Inc. (a)	23,153	4,387,725
Western Digital Corp. (a)	86,353	5,892,729
Zebra Technologies Corp. Class A (a)	14,500	4,370,880
		3,338,561,423
Security Description	Shares	Value
MATERIALS — 2.3%
Air Products & Chemicals, Inc.	57,702	$13,979,464
Albemarle Corp. (b)	33,100	4,360,594
Alcoa Corp.	1	34
Amcor PLC	385,126	3,662,548
Avery Dennison Corp.	20,470	4,569,927
Ball Corp.	77,432	5,215,819
Celanese Corp. (b)	25,500	4,382,430
CF Industries Holdings, Inc.	54,020	4,495,004
Corteva, Inc.	175,782	10,137,348
Dow, Inc.	182,448	10,569,213
DuPont de Nemours, Inc.	109,273	8,377,961
Eastman Chemical Co.	29,436	2,950,076
Ecolab, Inc.	65,700	15,170,130
FMC Corp.	31,978	2,036,999
Freeport-McMoRan, Inc.	362,340	17,037,227
International Flavors & Fragrances, Inc.	63,976	5,501,296
International Paper Co.	85,403	3,332,425
Linde PLC	123,763	57,465,636
LyondellBasell Industries NV Class A	66,558	6,807,552
Martin Marietta Materials, Inc.	15,845	9,727,879
Mosaic Co.	83,184	2,700,153
Newmont Corp.	300,333	10,763,935
Nucor Corp.	61,848	12,239,719
Packaging Corp. of America	24,000	4,554,720
PPG Industries, Inc.	60,854	8,817,745
Sherwin-Williams Co.	59,627	20,710,246
Steel Dynamics, Inc.	39,800	5,899,554
Vulcan Materials Co.	34,271	9,353,241
Westrock Co.	62,636	3,097,350
		267,916,225
REAL ESTATE — 2.2%
Alexandria Real Estate Equities, Inc. REIT	43,400	5,594,694
American Tower Corp. REIT	118,218	23,358,695
AvalonBay Communities, Inc. REIT	36,369	6,748,632
Boston Properties, Inc. REIT	42,746	2,791,741
Camden Property Trust REIT	26,100	2,568,240
CBRE Group, Inc. Class A (a)	79,367	7,717,647
CoStar Group, Inc. (a)	105,200	10,162,320
Crown Castle, Inc. REIT	112,358	11,890,847
Digital Realty Trust, Inc. REIT	78,000	11,235,120
Equinix, Inc. REIT	23,743	19,595,810
Equity Residential REIT	95,319	6,015,582
Essex Property Trust, Inc. REIT	16,045	3,927,977
Extra Space Storage, Inc. REIT	52,500	7,717,500
Federal Realty Investment Trust REIT	20,700	2,113,884
Healthpeak Properties, Inc. REIT	204,323	3,831,056

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT	176,662	$3,653,370
Invitation Homes, Inc. REIT	152,500	5,430,525
Iron Mountain, Inc. REIT	71,881	5,765,575
Kimco Realty Corp. REIT	190,153	3,728,900
Mid-America Apartment Communities, Inc. REIT	33,000	4,342,140
Prologis, Inc. REIT	234,922	30,591,543
Public Storage REIT	41,035	11,902,612
Realty Income Corp. REIT	214,200	11,588,220
Regency Centers Corp. REIT	42,300	2,561,688
SBA Communications Corp. REIT	28,200	6,110,940
Simon Property Group, Inc. REIT	84,580	13,235,924
UDR, Inc. REIT	77,200	2,888,052
Ventas, Inc. REIT	108,097	4,706,544
VICI Properties, Inc. REIT	266,500	7,939,035
Welltower, Inc. REIT	142,619	13,326,319
Weyerhaeuser Co. REIT	191,887	6,890,662
		259,931,794
UTILITIES — 2.2%
AES Corp.	164,936	2,957,302
Alliant Energy Corp.	73,400	3,699,360
Ameren Corp.	69,604	5,147,912
American Electric Power Co., Inc.	137,609	11,848,135
American Water Works Co., Inc.	48,000	5,866,080
Atmos Energy Corp.	39,700	4,719,139
CenterPoint Energy, Inc.	168,376	4,797,032
CMS Energy Corp.	79,155	4,776,213
Consolidated Edison, Inc.	90,852	8,250,270
Constellation Energy Corp.	80,594	14,897,801
Dominion Energy, Inc.	221,866	10,913,588
DTE Energy Co.	55,045	6,172,746
Duke Energy Corp.	195,092	18,867,347
Edison International	99,814	7,059,844
Entergy Corp.	51,998	5,495,149
Evergy, Inc.	55,999	2,989,227
Eversource Energy	96,717	5,780,775
Exelon Corp.	260,484	9,786,384
FirstEnergy Corp.	138,893	5,364,048
NextEra Energy, Inc.	521,956	33,358,208
NiSource, Inc.	120,304	3,327,609
NRG Energy, Inc.	64,102	4,339,064
Security Description	Shares	Value
PG&E Corp.	560,600	$9,395,656
Pinnacle West Capital Corp.	27,704	2,070,320
PPL Corp.	204,619	5,633,161
Public Service Enterprise Group, Inc.	131,488	8,780,769
Sempra	158,024	11,350,864
Southern Co.	276,159	19,811,647
WEC Energy Group, Inc.	81,282	6,674,878
Xcel Energy, Inc.	144,751	7,780,366
		251,910,894
TOTAL COMMON STOCKS (Cost $6,818,019,766)		11,290,847,394

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (d) (e)	341,484,687	341,484,687
State Street Navigator Securities Lending Portfolio II (c) (f)	9,465,665	9,465,665
TOTAL SHORT-TERM INVESTMENTS (Cost $350,950,352)		350,950,352
TOTAL INVESTMENTS — 100.0% (Cost $7,168,970,118)		11,641,797,746
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(2,066,842)
NET ASSETS — 100.0%		$11,639,730,904
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,328	06/21/2024	$345,192,301	$352,484,400	$7,292,099

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,290,847,394	$—	$—	$11,290,847,394
Short-Term Investments	350,950,352	—	—	350,950,352
TOTAL INVESTMENTS	$11,641,797,746	$—	$—	$11,641,797,746
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7,292,099	$—	$—	$7,292,099
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,292,099	$—	$—	$7,292,099

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	79,578	$6,164,112	$—	$—	$—	$(11,141)	79,578	$6,152,971	$54,909
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,391,880	311,391,880	456,070,035	425,977,228	—	—	341,484,687	341,484,687	4,217,286
State Street Navigator Securities Lending Portfolio II	12,138,606	12,138,606	50,580,373	53,253,314	—	—	9,465,665	9,465,665	7,010
Total		$329,694,598	$506,650,408	$479,230,542	$—	$(11,141)		$357,103,323	$4,279,205
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$83,833
3.38%, 3/1/2041	70,000	52,240
4.65%, 10/1/2028	10,000	9,829
5.38%, 6/15/2033	140,000	139,692
5.40%, 10/1/2048	25,000	23,431
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	85,895
2.60%, 8/1/2031 (b)	200,000	169,324
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	97,148
		661,392
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,311,002
2.60%, 10/30/2025	35,000	33,314
2.75%, 2/1/2026	550,000	521,581
2.95%, 2/1/2030	50,000	43,170
3.25%, 2/1/2028	50,000	46,022
3.25%, 3/1/2028	25,000	22,915
3.38%, 6/15/2046	25,000	16,895
3.50%, 3/1/2039	250,000	185,508
3.55%, 3/1/2038	165,000	124,427
3.63%, 2/1/2031	30,000	26,416
3.65%, 3/1/2047	100,000	70,029
3.75%, 2/1/2050	50,000	34,786
3.83%, 3/1/2059 (b)	250,000	166,395
4.88%, 5/1/2025	335,000	331,285
5.04%, 5/1/2027	150,000	147,138
5.15%, 5/1/2030	1,200,000	1,161,300
5.71%, 5/1/2040	150,000	143,577
5.81%, 5/1/2050	200,000	189,158
5.93%, 5/1/2060	150,000	140,496
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	32,254
2.25%, 6/1/2031	45,000	38,138
2.85%, 6/1/2041	790,000	584,821
3.63%, 4/1/2030	100,000	94,065
4.25%, 4/1/2050	60,000	52,390
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	13,367
3.83%, 4/27/2025	50,000	49,169
3.85%, 12/15/2026	50,000	48,378
Security Description	Principal Amount	Value
4.40%, 6/15/2028	$100,000	$97,361
5.35%, 6/1/2034	800,000	799,272
5.40%, 7/31/2033	250,000	251,685
5.60%, 7/31/2053	75,000	76,221
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	333,305
2.80%, 6/15/2050	400,000	265,088
3.55%, 1/15/2026	50,000	48,809
3.60%, 3/1/2035	50,000	44,312
3.90%, 6/15/2032	70,000	65,745
4.15%, 6/15/2053	500,000	421,565
4.70%, 5/15/2046	110,000	102,546
5.25%, 1/15/2033	500,000	513,790
5.70%, 11/15/2054	500,000	532,825
5.90%, 11/15/2063	500,000	547,805
Northrop Grumman Corp.:
3.25%, 1/15/2028	150,000	141,741
4.03%, 10/15/2047	100,000	81,749
4.70%, 3/15/2033	205,000	200,217
4.75%, 6/1/2043	25,000	23,037
4.95%, 3/15/2053	515,000	483,049
5.20%, 6/1/2054	750,000	730,237
RTX Corp.:
1.90%, 9/1/2031	125,000	100,735
2.25%, 7/1/2030	700,000	598,024
2.38%, 3/15/2032	750,000	618,562
2.82%, 9/1/2051	200,000	127,146
3.13%, 5/4/2027	200,000	189,438
3.13%, 7/1/2050	200,000	136,638
3.50%, 3/15/2027	136,000	130,677
4.13%, 11/16/2028	60,000	58,073
4.35%, 4/15/2047	450,000	383,062
4.45%, 11/16/2038	20,000	18,017
4.50%, 6/1/2042	100,000	89,297
4.63%, 11/16/2048	35,000	31,085
5.38%, 2/27/2053	600,000	590,490
5.75%, 11/8/2026	350,000	355,530
6.00%, 3/15/2031	350,000	368,000
		15,183,129
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	203,025
3.40%, 2/4/2041	550,000	403,826
3.88%, 9/16/2046	100,000	74,795
4.40%, 2/14/2026	117,000	115,265
4.45%, 5/6/2050	500,000	398,205
4.50%, 5/2/2043	25,000	21,030
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 2/14/2029	$40,000	$39,598
5.80%, 2/14/2039	285,000	289,075
5.95%, 2/14/2049 (b)	75,000	76,307
6.20%, 11/1/2028	500,000	521,120
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	99,190
3.25%, 3/27/2030	250,000	228,685
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	467,854
2.73%, 3/25/2031	50,000	42,084
3.22%, 9/6/2026	100,000	95,197
3.46%, 9/6/2029	100,000	91,250
3.56%, 8/15/2027	100,000	94,647
3.73%, 9/25/2040	30,000	22,287
3.98%, 9/25/2050	250,000	175,977
4.39%, 8/15/2037	100,000	84,045
4.54%, 8/15/2047	105,000	80,918
4.70%, 4/2/2027	250,000	245,970
4.76%, 9/6/2049	100,000	79,710
6.42%, 8/2/2033 (b)	250,000	261,437
7.08%, 8/2/2043	200,000	213,572
7.08%, 8/2/2053	125,000	134,945
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	488,901
4.45%, 3/16/2028	250,000	242,835
5.93%, 2/2/2029	355,000	364,507
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	172,132
3.75%, 9/25/2027	30,000	28,797
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	137,736
1.75%, 11/1/2030	150,000	122,389
2.10%, 5/1/2030	550,000	467,225
2.75%, 2/25/2026	125,000	119,814
3.13%, 3/2/2028	200,000	186,716
4.13%, 3/4/2043	25,000	20,688
4.25%, 11/10/2044	250,000	209,535
4.50%, 3/20/2042	50,000	43,705
4.88%, 2/13/2026	100,000	99,680
4.88%, 2/15/2028	100,000	99,785
5.13%, 2/15/2030	100,000	100,026
5.25%, 2/13/2034	1,000,000	990,690
5.38%, 2/15/2033	100,000	100,711
5.63%, 9/7/2033	400,000	409,300
5.75%, 11/17/2032	750,000	774,352
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	24,434
5.85%, 8/15/2045	175,000	162,766
		9,926,738
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	58,725	52,205
Security Description	Principal Amount	Value
Series 2017-2, Class AA, 3.35%, 4/15/2031	$70,233	$64,663
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	79,072	71,409
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	20,092	18,539
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	87,007
5.13%, 6/15/2027	100,000	99,837
5.25%, 5/4/2025	90,000	89,646
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	54,175	46,443
Series 2016-1, Class AA, 3.10%, 1/7/2030	32,851	30,087
Series 2018-1, Class AA, 3.50%, 9/1/2031	84,498	77,335
Series 2019-1, Class AA, 4.15%, 2/25/2033	56,307	52,473
Series 2020-1, Class B, 4.88%, 7/15/2027	311,360	305,827
Series 2023-1, Class A, 5.80%, 7/15/2037	750,000	760,800
Series 2020-1, Class A, 5.88%, 4/15/2029	353,393	352,721
		2,108,992
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026 (b)	50,000	47,111
2.85%, 3/27/2030	500,000	451,905
3.25%, 3/27/2040	200,000	160,814
3.38%, 3/27/2050	150,000	113,403
3.88%, 11/1/2045	30,000	25,059
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	15,000	13,449
3.75%, 9/15/2025	25,000	24,460
Tapestry, Inc.:
7.70%, 11/27/2030	500,000	533,480
7.85%, 11/27/2033	220,000	238,843
VF Corp.:
2.40%, 4/23/2025	100,000	96,284
2.95%, 4/23/2030	65,000	53,726
		1,758,534
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	77,870
Series MTN, 2.00%, 3/24/2028	115,000	103,553

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 1/12/2029	$100,000	$89,344
Series A, 4.60%, 4/17/2025	250,000	248,220
4.90%, 3/12/2027	100,000	99,834
4.90%, 3/13/2029	100,000	99,711
Series GMTN, 4.90%, 1/10/2034 (b)	125,000	123,028
Series GMTN, 5.25%, 7/7/2026	90,000	90,545
5.65%, 11/15/2028 (b)	100,000	103,114
Series GMTN, 5.85%, 10/4/2030	175,000	183,090
Cummins, Inc.:
1.50%, 9/1/2030 (b)	200,000	163,656
5.15%, 2/20/2034 (b)	60,000	60,524
5.45%, 2/20/2054	500,000	511,310
Ford Motor Co. 3.25%, 2/12/2032	750,000	624,262
Ford Motor Credit Co. LLC:
5.80%, 3/8/2029	500,000	501,845
6.13%, 3/8/2034	500,000	502,575
6.80%, 5/12/2028	1,000,000	1,038,280
6.80%, 11/7/2028	200,000	208,646
6.95%, 3/6/2026	1,000,000	1,019,290
7.12%, 11/7/2033	200,000	215,126
7.35%, 3/6/2030	1,000,000	1,066,240
General Motors Co.:
5.15%, 4/1/2038	200,000	187,790
5.20%, 4/1/2045	200,000	179,844
6.13%, 10/1/2025	250,000	252,167
6.60%, 4/1/2036	100,000	106,306
6.75%, 4/1/2046 (b)	25,000	26,917
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	500,000	465,500
1.50%, 6/10/2026	500,000	460,115
2.40%, 4/10/2028	100,000	89,892
2.40%, 10/15/2028	1,000,000	885,700
2.70%, 6/10/2031	500,000	416,795
4.30%, 4/6/2029 (b)	150,000	143,301
4.35%, 1/17/2027	185,000	180,682
5.00%, 4/9/2027	500,000	496,470
5.25%, 3/1/2026	100,000	99,747
5.80%, 6/23/2028	750,000	764,505
6.00%, 1/9/2028	100,000	102,559
6.05%, 10/10/2025	500,000	503,810
6.10%, 1/7/2034	300,000	308,151
Honda Motor Co. Ltd. 2.53%, 3/10/2027	750,000	703,485
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	70,000	64,749
Series MTN, 2.00%, 2/4/2027	105,000	97,147
4.60%, 1/10/2028	100,000	99,679
Security Description	Principal Amount	Value
Series MTN, 4.95%, 10/3/2025	$50,000	$49,913
Series MTN, 5.05%, 8/10/2026	200,000	200,710
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	100,000	93,764
Series MTN, 1.15%, 8/13/2027	60,000	53,319
Series MTN, 1.90%, 4/6/2028	100,000	89,831
Series MTN, 3.00%, 4/1/2025	500,000	489,680
Series GMTN, 3.05%, 1/11/2028 (b)	50,000	47,200
Series MTN, 3.40%, 4/14/2025	100,000	98,120
Series MTN, 3.65%, 8/18/2025	500,000	490,505
4.45%, 5/18/2026	750,000	742,860
4.63%, 1/12/2028	125,000	124,585
Series MTN, 4.80%, 1/5/2026 (b)	600,000	598,098
5.10%, 3/21/2031	250,000	252,043
5.45%, 11/10/2027	200,000	203,950
5.55%, 11/20/2030	250,000	258,777
		17,558,729
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	157,220
4.35%, 3/15/2029	45,000	43,638
4.40%, 10/1/2046	30,000	23,739
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052 (b)	500,000	382,750
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	46,308
Lear Corp.:
3.50%, 5/30/2030	25,000	22,532
4.25%, 5/15/2029	25,000	23,898
5.25%, 5/15/2049	30,000	27,358
Magna International, Inc.:
5.50%, 3/21/2033 (b)	200,000	205,714
5.98%, 3/21/2026	200,000	200,034
		1,133,191
BANKS — 5.7%
Australia & New Zealand Banking Group Ltd.:
5.09%, 12/8/2025	250,000	250,080
5.38%, 7/3/2025	500,000	501,365
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	187,900
5.38%, 3/13/2029 (b)	250,000	252,352
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	200,000	200,336

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	$200,000	$182,446
1.85%, 3/25/2026	200,000	186,858
2.75%, 5/28/2025	200,000	193,324
2.75%, 12/3/2030	200,000	165,160
2.96%, 3/25/2031	200,000	172,390
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	331,752
4.38%, 4/12/2028	200,000	193,582
5.15%, 8/18/2025	200,000	198,586
5.59%, 8/8/2028	300,000	304,353
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,000,000	1,026,370
6.92%, 8/8/2033	200,000	209,146
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	93,623
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	190,104
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	558,864
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	710,156
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	410,485
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	81,540
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	618,576
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	163,706
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	159,792
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	215,155
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	185,868
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	165,622
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	633,666
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	126,641
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	248,584
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	126,798
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	179,864
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	66,644
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	200,000	134,786
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	$875,000	$742,367
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	100,000	90,760
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	538,622
Series MTN, SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	489,040
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	750,000	704,070
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	350,000	261,173
Series GMTN, 3.50%, 4/19/2026	130,000	126,043
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	250,000	241,257
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	237,665
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	176,872
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	82,011
Series L, 3.95%, 4/21/2025	50,000	49,178
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	142,163
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	129,663
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	600,000	492,936
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	179,828
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	482,005
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	244,092
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	131,556
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	474,835
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	250,000	247,762
Series MTN, 4.88%, 4/1/2044	50,000	47,289
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	248,027
Series MTN, 5.00%, 1/21/2044	100,000	96,770

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	$500,000	$492,055
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	700,000	696,759
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	700,000	700,735
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	698,089
SOFR + 1.65%, 5.47%, 1/23/2035 (b) (c)	1,200,000	1,208,856
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	307,659
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,089,805
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	300,000	304,071
6.11%, 1/29/2037	75,000	79,677
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	336,219
Bank of America NA:
5.53%, 8/18/2026	750,000	757,635
5.65%, 8/18/2025	250,000	251,557
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	91,241
Series MTN, 1.85%, 5/1/2025	500,000	481,590
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	163,818
5.20%, 2/1/2028	100,000	100,745
5.27%, 12/11/2026	400,000	401,712
5.30%, 6/5/2026	250,000	250,700
Bank of New York Mellon SOFR + 1.07%, 5.15%, 5/22/2026 (c)	250,000	249,932
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	250,000	231,195
Series MTN, 1.65%, 7/14/2028	100,000	88,230
Series J, 1.90%, 1/25/2029	150,000	132,003
Series MTN, 3.25%, 5/16/2027	100,000	95,398
Series MTN, 3.30%, 8/23/2029	250,000	230,840
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	239,745
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	230,000	229,069
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	350,000	343,409
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	335,000	333,503
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	148,944
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	$115,000	$120,070
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	250,000	272,217
Bank of Nova Scotia:
1.05%, 3/2/2026	250,000	231,325
1.30%, 6/11/2025	150,000	143,042
1.30%, 9/15/2026	200,000	182,636
1.35%, 6/24/2026 (b)	100,000	92,165
2.15%, 8/1/2031	100,000	82,159
2.95%, 3/11/2027	100,000	94,420
Series MTN, 3.45%, 4/11/2025	600,000	588,042
4.75%, 2/2/2026	500,000	496,510
4.85%, 2/1/2030	85,000	84,402
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	183,946
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	165,820
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	193,882
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	166,056
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	182,835
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	214,518
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	424,886
4.38%, 1/12/2026	50,000	49,066
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	195,876
5.25%, 8/17/2045 (b)	25,000	23,934
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	250,000	248,775
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	800,000	804,192
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	200,000	200,496
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	206,258
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	259,867
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	700,000	714,343
SOFR + 2.62%, 6.69%, 9/13/2034 (b) (c)	200,000	213,198
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	200,000	204,840
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	211,996
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	45,000	42,246
1.25%, 6/22/2026	100,000	92,058

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 4/7/2032 (b)	$90,000	$81,444
3.95%, 8/4/2025	250,000	245,595
5.62%, 7/17/2026	600,000	605,424
6.09%, 10/3/2033	125,000	131,608
Citibank NA:
5.49%, 12/4/2026	1,020,000	1,031,047
5.80%, 9/29/2028	350,000	362,376
5.86%, 9/29/2025	265,000	267,496
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	925,040
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	459,130
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	118,893
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	716,389
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	128,219
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	88,811
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	114,569
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	700,000	658,532
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	243,732
3.20%, 10/21/2026	300,000	285,732
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	235,818
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	95,087
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	446,675
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	250,000	241,027
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	239,365
4.13%, 7/25/2028	70,000	67,079
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	128,241
4.30%, 11/20/2026	50,000	48,763
4.40%, 6/10/2025	250,000	246,535
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	238,375
4.45%, 9/29/2027	150,000	145,875
4.65%, 7/30/2045	25,000	22,581
4.65%, 7/23/2048	250,000	226,228
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	492,445
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	482,080
Security Description	Principal Amount	Value
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	$150,000	$149,303
5.30%, 5/6/2044	50,000	48,733
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	247,647
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	500,845
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	250,000	247,325
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	289,560
SOFR + 2.34%, 6.27%, 11/17/2033 (b) (c)	885,000	934,587
6.68%, 9/13/2043	175,000	195,757
Citizens Bank NA 2.25%, 4/28/2025	250,000	240,522
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	63,334
2.85%, 7/27/2026 (b)	25,000	23,470
SOFR + 2.01%, 5.84%, 1/23/2030 (b) (c)	125,000	124,805
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b) (c)	250,000	227,165
Comerica, Inc. 4.00%, 2/1/2029	50,000	45,862
Commonwealth Bank of Australia 5.32%, 3/13/2026	550,000	553,487
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	500,000	480,535
4.38%, 8/4/2025	250,000	245,692
5.50%, 10/5/2026	200,000	202,282
Series MTN, 5.50%, 7/18/2025	295,000	296,089
5.75%, 12/1/2043	50,000	50,865
Credit Suisse AG:
2.95%, 4/9/2025	500,000	486,680
7.50%, 2/15/2028	500,000	539,075
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	471,750
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	456,815
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	459,015
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	150,000	149,867
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	155,096
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	205,712
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	330,000	339,177
Discover Bank 3.45%, 7/27/2026	25,000	23,804

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fifth Third Bancorp:
2.55%, 5/5/2027	$500,000	$460,880
3.95%, 3/14/2028	100,000	95,528
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	56,934
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	85,000	85,128
Fifth Third Bank NA 3.85%, 3/15/2026	225,000	216,959
Goldman Sachs Bank USA SOFR + 0.78%, 5.28%, 3/18/2027 (c)	500,000	499,585
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	417,879
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	74,086
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	137,036
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	211,446
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	72,871
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	430,358
2.60%, 2/7/2030	750,000	656,767
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	150,971
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	549,420
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	95,713
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	170,880
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	655,000	491,623
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,043,739
3.50%, 4/1/2025	250,000	245,337
3.50%, 11/16/2026	250,000	239,567
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	478,265
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	239,202
3.75%, 2/25/2026	50,000	48,825
3.80%, 3/15/2030	250,000	234,163
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	171,760
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b) (c)	500,000	481,155
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	312,788
Security Description	Principal Amount	Value
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	$385,000	$376,638
4.75%, 10/21/2045	50,000	46,097
Series MTN, 4.80%, 7/8/2044	50,000	46,107
5.15%, 5/22/2045	250,000	241,467
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	715,000	717,517
5.95%, 1/15/2027	50,000	51,052
6.25%, 2/1/2041	200,000	217,602
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,053,200
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (c)	750,000	818,085
6.75%, 10/1/2037	150,000	163,623
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	690,105
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	335,349
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	178,712
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	479,505
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	175,306
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	167,460
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	172,438
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	240,962
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	200,000	196,320
4.30%, 3/8/2026	250,000	245,427
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	242,317
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	464,440
4.95%, 3/31/2030	250,000	248,127
5.25%, 3/14/2044 (b)	250,000	236,732
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	249,285
SOFR + 1.46%, 5.55%, 3/4/2030 (b) (c)	250,000	251,575
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (c)	250,000	252,965
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	770,377
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (c)	200,000	210,822
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,072,550
6.50%, 9/15/2037	200,000	208,176

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	$500,000	$514,690
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	531,880
SOFR + 4.25%, 8.11%, 11/3/2033 (b) (c)	500,000	571,920
HSBC USA, Inc. 5.29%, 3/4/2027	250,000	251,500
Huntington Bancshares, Inc.:
4.00%, 5/15/2025	100,000	98,191
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	200,000	199,584
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	307,224
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	242,172
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	464,155
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	192,730
4.55%, 10/2/2028	200,000	195,924
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	210,000	209,475
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	200,000	202,562
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	207,490
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	231,250
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	559,668
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	104,910
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	125,194
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	81,073
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	529,262
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	240,975
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	183,038
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	432,570
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	69,837
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	128,890
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	$905,000	$764,019
2.95%, 10/1/2026	350,000	333,634
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	582,546
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	494,460
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	85,409
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	125,728
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	174,238
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,200,000	911,472
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	351,295
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	174,975
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	191,068
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	117,098
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	240,770
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	172,654
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	100,000	81,799
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	41,436
4.13%, 12/15/2026	50,000	48,752
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	192,876
4.25%, 10/1/2027	80,000	78,198
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	86,185
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	488,580
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	241,717
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	136,508
4.85%, 2/1/2044	50,000	47,713

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	$500,000	$495,910
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	978,380
4.95%, 6/1/2045	50,000	47,465
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	99,596
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	625,000	622,800
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	921,862
SOFR + 1.62%, 5.34%, 1/23/2035 (b) (c)	1,095,000	1,098,909
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,069,526
5.40%, 1/6/2042	50,000	50,970
5.50%, 10/15/2040	150,000	153,536
5.63%, 8/16/2043	250,000	259,777
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	764,850
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	500,000	510,130
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	301,351
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	213,664
JPMorgan Chase Bank NA 5.11%, 12/8/2026	400,000	401,092
KeyBank NA:
3.40%, 5/20/2026	25,000	23,527
4.39%, 12/14/2027	300,000	283,155
5.00%, 1/26/2033	500,000	463,420
5.85%, 11/15/2027	250,000	247,682
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (b)	100,000	90,022
Series MTN, 4.15%, 10/29/2025	65,000	63,311
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	458,610
3.00%, 5/20/2027	225,000	215,222
3.63%, 4/1/2026	955,000	935,480
3.75%, 2/15/2028	425,000	414,847
3.88%, 6/15/2028	795,000	778,877
4.00%, 3/15/2029	580,000	571,277
4.13%, 7/15/2033	1,000,000	981,720
4.38%, 3/1/2027	760,000	757,165
4.38%, 2/28/2034	260,000	260,705
4.63%, 8/7/2026	250,000	250,002
4.75%, 10/29/2030 (b)	400,000	409,800
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	46,854
Series 44, 3.88%, 6/14/2028	750,000	734,085
Security Description	Principal Amount	Value
Series MTN, 5.00%, 10/24/2033	$250,000	$262,172
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	184,156
3.75%, 1/11/2027 (b)	100,000	96,159
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	191,520
4.34%, 1/9/2048	200,000	159,110
4.55%, 8/16/2028	250,000	243,725
4.65%, 3/24/2026	100,000	98,077
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	250,000	246,985
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	250,000	240,812
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	500,000	500,030
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (b) (c)	500,000	508,125
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	281,795
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	157,483
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	481,950
5.40%, 11/21/2025	250,000	247,782
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	475,545
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	92,101
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	457,545
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	416,320
2.76%, 9/13/2026	25,000	23,637
3.29%, 7/25/2027 (b)	50,000	47,433
3.68%, 2/22/2027	50,000	48,362
3.74%, 3/7/2029 (b)	250,000	237,835
3.85%, 3/1/2026	25,000	24,413
3.96%, 3/2/2028	50,000	48,364
4.05%, 9/11/2028 (b)	100,000	97,353
4.29%, 7/26/2038	35,000	32,365
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	200,000	201,468
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	200,978
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b) (c)	500,000	504,955
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (c)	200,000	203,966
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	200,000	204,732
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	203,196

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	$500,000	$417,965
2.56%, 9/13/2031	215,000	175,969
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	177,678
4.02%, 3/5/2028	200,000	193,182
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	300,000	301,410
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	201,560
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	356,188
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	205,826
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	245,345
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	416,961
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	642,397
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	226,598
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	51,968
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	421,333
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	246,057
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	163,094
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	623,221
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	158,090
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	90,894
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	218,488
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	164,165
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	114,678
Series MTN, 3.13%, 7/27/2026	225,000	215,156
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	645,000	493,522
3.59%, 7/22/2028 (c)	100,000	95,065
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	458,840
3.63%, 1/20/2027	100,000	96,563
Security Description	Principal Amount	Value
Series GMTN, 3.88%, 1/27/2026	$125,000	$122,120
3.95%, 4/23/2027	25,000	24,145
3.97%, 7/22/2038 (c)	100,000	85,555
Series GMTN, 4.00%, 7/23/2025	500,000	491,795
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	170,046
4.30%, 1/27/2045	50,000	43,921
Series GMTN, 4.35%, 9/8/2026	50,000	48,919
4.38%, 1/22/2047	100,000	87,702
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	241,957
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	227,078
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	80,000	79,720
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	633,647
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	154,902
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	170,000	170,213
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	178,344
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	153,611
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	190,595
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	292,497
SOFR + 1.73%, 5.47%, 1/18/2035 (b) (c)	140,000	141,249
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	209,090
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,000,000	995,450
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	135,165
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	250,000	252,880
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	258,720
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,050,050
6.38%, 7/24/2042	65,000	73,371
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,090,284
SOFR + 2.05%, 6.63%, 11/1/2034 (b) (c)	230,000	251,615
Morgan Stanley Bank NA:
4.75%, 4/21/2026	500,000	496,755

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	$500,000	$497,740
5.48%, 7/16/2025	250,000	250,967
National Australia Bank Ltd.:
2.50%, 7/12/2026	50,000	47,328
4.79%, 1/10/2029	250,000	249,710
4.94%, 1/12/2028	300,000	300,822
4.97%, 1/12/2026	250,000	249,727
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	466,620
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	190,680
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (c)	750,000	761,962
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (b) (c)	550,000	552,634
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	75,000	63,802
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b) (c)	63,000	58,739
3.65%, 8/3/2028 (b)	100,000	96,127
4.00%, 5/10/2027	100,000	97,436
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	642,085
PNC Bank NA 3.25%, 1/22/2028	250,000	233,873
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	111,055
2.55%, 1/22/2030	500,000	436,300
3.15%, 5/19/2027	100,000	94,710
3.45%, 4/23/2029	100,000	93,351
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	93,271
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	115,000	113,972
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	500,000	502,140
SOFR + 1.84%, 5.58%, 6/12/2029 (b) (c)	750,000	759,225
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	125,000	126,184
SOFR + 1.32%, 5.81%, 6/12/2026 (b) (c)	145,000	145,525
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	175,000	180,126
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	218,968
Regions Financial Corp. 2.25%, 5/18/2025	100,000	96,276
Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	$100,000	$91,619
1.20%, 4/27/2026	100,000	92,413
2.05%, 1/21/2027	100,000	92,740
Series GMTN, 2.30%, 11/3/2031 (b)	100,000	83,162
3.63%, 5/4/2027	250,000	240,535
3.88%, 5/4/2032	500,000	461,720
Series GMTN, 4.65%, 1/27/2026	100,000	98,898
Series GMTN, 4.90%, 1/12/2028	500,000	500,165
Series GMTN, 4.95%, 2/1/2029 (b)	500,000	500,345
Series GMTN, 5.20%, 8/1/2028	500,000	505,260
Series MTN, 6.00%, 11/1/2027	200,000	206,776
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	48,528
4.50%, 7/17/2025	50,000	49,153
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	295,000	295,062
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	690,943
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	235,520
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	228,733
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b) (c)	200,000	188,136
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	250,000	254,132
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	190,480
1.90%, 9/17/2028	550,000	481,981
2.14%, 9/23/2030	200,000	165,756
2.30%, 1/12/2041 (b)	750,000	515,482
3.01%, 10/19/2026	50,000	47,456
3.04%, 7/16/2029	200,000	181,382
3.36%, 7/12/2027	50,000	47,522
3.78%, 3/9/2026	30,000	29,241
3.94%, 7/19/2028 (b)	50,000	48,023
4.31%, 10/16/2028	100,000	98,523
5.46%, 1/13/2026	500,000	501,860
5.52%, 1/13/2028	1,150,000	1,172,597
5.71%, 1/13/2030	350,000	361,105
5.77%, 1/13/2033 (b)	200,000	208,038
5.80%, 7/13/2028	500,000	515,190
5.88%, 7/13/2026	250,000	253,845
Synchrony Bank 5.40%, 8/22/2025	500,000	495,490

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Synovus Bank 5.63%, 2/15/2028	$250,000	$242,840
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	250,000	234,858
Series MTN, 1.15%, 6/12/2025	200,000	190,508
Series MTN, 1.20%, 6/3/2026	100,000	92,026
Series MTN, 1.25%, 9/10/2026	100,000	91,231
Series MTN, 2.00%, 9/10/2031 (b)	100,000	81,701
Series GMTN, 2.45%, 1/12/2032 (b)	150,000	124,860
Series MTN, 3.20%, 3/10/2032	200,000	175,720
3.77%, 6/6/2025	200,000	196,514
4.11%, 6/8/2027	200,000	194,706
Series GMTN, 4.98%, 4/5/2027	100,000	99,847
Series GMTN, 4.99%, 4/5/2029	100,000	99,975
5.16%, 1/10/2028	500,000	503,360
5.26%, 12/11/2026	130,000	130,865
Series MTN, 5.52%, 7/17/2028 (b)	200,000	204,302
Series MTN, 5.53%, 7/17/2026	200,000	201,750
Truist Bank:
3.63%, 9/16/2025	25,000	24,335
4.05%, 11/3/2025 (b)	40,000	39,296
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	87,775
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	55,445
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	43,456
Series MTN, 3.88%, 3/19/2029	100,000	93,031
4.00%, 5/1/2025	100,000	98,392
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	173,902
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	103,176
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	110,000	109,813
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	95,000	95,440
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	759,165
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	750,000	760,050
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	361,354
Security Description	Principal Amount	Value
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	$150,000	$120,507
1.45%, 5/12/2025 (b)	150,000	143,843
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	184,454
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	165,494
Series DMTN, 3.00%, 7/30/2029	100,000	89,334
Series MTN, 3.10%, 4/27/2026 (b)	50,000	47,941
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	200,000	195,826
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	400,000	379,612
SOFR + 1.56%, 5.38%, 1/23/2030 (b) (c)	130,000	130,593
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	500,000	505,095
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	763,185
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	250,000	254,860
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	158,246
UBS AG:
1.25%, 6/1/2026	350,000	322,252
5.65%, 9/11/2028	450,000	460,773
5.80%, 9/11/2025	450,000	453,217
Wells Fargo & Co.:
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	298,623
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	183,100
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	215,418
3.00%, 4/22/2026	250,000	239,157
3.00%, 10/23/2026	250,000	236,710
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	684,887
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	110,000	105,038
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	602,614
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	632,994
Series MTN, 3.55%, 9/29/2025	50,000	48,757
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	332,636
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	145,000	142,316

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.15%, 1/24/2029	$250,000	$240,917
Series GMTN, 4.30%, 7/22/2027	50,000	48,697
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	143,796
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (c)	500,000	493,710
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,102,887
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	162,589
Series GMTN, 4.90%, 11/17/2045	150,000	135,116
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	481,465
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,500,000	1,409,505
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	640,000	638,880
5.38%, 11/2/2043	150,000	145,022
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	754,308
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	30,000	30,059
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	602,790
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	439,981
5.61%, 1/15/2044	325,000	320,330
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	281,283
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	268,345
Wells Fargo Bank NA:
4.81%, 1/15/2026	250,000	248,732
5.25%, 12/11/2026	780,000	783,143
5.45%, 8/7/2026	470,000	473,201
5.55%, 8/1/2025	470,000	472,317
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	92,207
2.15%, 6/3/2031 (b)	600,000	502,140
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	32,982
2.85%, 5/13/2026	50,000	47,952
2.96%, 11/16/2040	530,000	370,761
3.35%, 3/8/2027 (b)	150,000	144,021
3.40%, 1/25/2028	100,000	95,125
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b) (c)	30,000	27,739
4.42%, 7/24/2039	25,000	22,063
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (c)	250,000	247,882
5.46%, 11/18/2027	250,000	255,110
6.82%, 11/17/2033 (b)	750,000	815,115
Security Description	Principal Amount	Value
Zions Bancorp NA 3.25%, 10/29/2029	$250,000	$204,938
		168,038,375
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	244,300
4.70%, 2/1/2036	925,000	897,814
4.90%, 2/1/2046	1,000,000	950,710
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	465,525
4.00%, 4/13/2028	80,000	78,050
4.35%, 6/1/2040	500,000	453,545
4.38%, 4/15/2038	215,000	199,950
4.60%, 4/15/2048	35,000	31,867
4.75%, 1/23/2029 (b)	750,000	749,685
4.90%, 1/23/2031 (b)	65,000	65,835
4.95%, 1/15/2042	250,000	243,547
5.00%, 6/15/2034	250,000	251,157
5.45%, 1/23/2039	350,000	361,221
5.55%, 1/23/2049	350,000	365,134
5.80%, 1/23/2059	45,000	48,468
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	49,055
4.00%, 4/15/2038	50,000	44,400
4.75%, 4/15/2033 (b)	200,000	198,008
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	250,000	219,343
1.38%, 3/15/2031 (b)	200,000	162,446
1.45%, 6/1/2027	790,000	718,963
1.50%, 3/5/2028	60,000	53,593
2.00%, 3/5/2031	65,000	54,972
2.13%, 9/6/2029 (b)	150,000	133,101
2.25%, 1/5/2032 (b)	100,000	85,110
2.50%, 3/15/2051	250,000	158,285
2.60%, 6/1/2050	350,000	228,714
2.88%, 5/5/2041	100,000	75,550
3.00%, 3/5/2051	90,000	63,959
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	196,025
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	206,545
2.88%, 5/1/2030	25,000	22,144
3.15%, 8/1/2029	100,000	91,221
3.75%, 5/1/2050	20,000	15,295
4.50%, 5/9/2047	50,000	42,836
4.65%, 11/15/2028	30,000	29,521
5.00%, 2/2/2026	665,000	660,957
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	408,275
3.88%, 5/18/2028	200,000	193,764
5.30%, 10/24/2027	550,000	557,661

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Diageo Investment Corp. 4.25%, 5/11/2042	$25,000	$22,359
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	40,000	33,366
3.20%, 5/1/2030	45,000	40,586
3.35%, 3/15/2051	280,000	196,605
3.80%, 5/1/2050	70,000	53,556
3.95%, 4/15/2029 (b)	200,000	190,992
4.42%, 5/25/2025	200,000	197,838
4.50%, 4/15/2052 (b)	500,000	428,990
5.05%, 3/15/2029	665,000	666,097
5.30%, 3/15/2034	200,000	200,822
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	47,741
4.20%, 7/15/2046	530,000	443,435
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	247,055
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	40,000	32,317
1.63%, 5/1/2030	75,000	62,937
2.63%, 7/29/2029	50,000	45,458
2.75%, 10/21/2051	200,000	133,508
2.85%, 2/24/2026	85,000	82,100
2.88%, 10/15/2049	100,000	69,569
3.38%, 7/29/2049	35,000	26,691
3.45%, 10/6/2046	150,000	117,614
3.60%, 2/18/2028	550,000	531,393
4.45%, 5/15/2028 (b)	100,000	100,057
4.45%, 2/15/2033	100,000	100,269
4.55%, 2/13/2026 (b)	65,000	64,682
4.65%, 2/15/2053	850,000	798,447
5.13%, 11/10/2026	65,000	65,534
5.25%, 11/10/2025	350,000	351,991
		15,428,560
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	218,738
2.20%, 2/21/2027	820,000	758,877
2.30%, 2/25/2031 (b)	100,000	84,538
2.77%, 9/1/2053	65,000	40,298
3.15%, 2/21/2040	850,000	655,018
3.20%, 11/2/2027	250,000	236,090
3.38%, 2/21/2050 (b)	100,000	72,969
4.05%, 8/18/2029	500,000	480,650
4.20%, 2/22/2052	500,000	411,180
4.40%, 5/1/2045	50,000	43,411
4.56%, 6/15/2048	200,000	176,556
4.66%, 6/15/2051	150,000	132,665
4.88%, 3/1/2053	500,000	455,325
5.25%, 3/2/2033	680,000	685,780
5.51%, 3/2/2026	85,000	84,962
5.65%, 3/2/2053	910,000	927,417
5.75%, 3/2/2063	795,000	811,011
Security Description	Principal Amount	Value
Baxalta, Inc. 4.00%, 6/23/2025	$8,000	$7,868
Biogen, Inc.:
2.25%, 5/1/2030	35,000	29,585
3.25%, 2/15/2051	308,000	213,241
4.05%, 9/15/2025	50,000	49,063
Gilead Sciences, Inc.:
1.20%, 10/1/2027	295,000	261,284
1.65%, 10/1/2030 (b)	290,000	238,827
2.60%, 10/1/2040	350,000	247,478
2.80%, 10/1/2050	150,000	98,099
2.95%, 3/1/2027	25,000	23,781
3.65%, 3/1/2026	85,000	82,795
4.15%, 3/1/2047	120,000	100,885
4.50%, 2/1/2045	25,000	22,251
4.60%, 9/1/2035	100,000	95,831
4.75%, 3/1/2046	175,000	160,757
4.80%, 4/1/2044	25,000	23,205
5.55%, 10/15/2053 (b)	500,000	517,065
Illumina, Inc.:
5.75%, 12/13/2027	100,000	101,177
5.80%, 12/12/2025	250,000	250,522
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	28,616
2.80%, 9/15/2050	30,000	18,903
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	65,899
2.20%, 9/2/2030	40,000	33,248
3.30%, 9/2/2040	65,000	48,462
3.55%, 9/2/2050 (b)	315,000	217,004
		9,211,331
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,968
2.05%, 5/15/2030	20,000	17,128
2.70%, 5/15/2040	50,000	36,491
2.80%, 5/15/2050	35,000	23,554
4.60%, 2/8/2029	250,000	248,727
4.80%, 3/3/2033 (b)	250,000	248,955
Cabot Corp. 4.00%, 7/1/2029 (b)	25,000	23,593
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	600,000	611,142
6.38%, 7/15/2032	600,000	622,884
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	422,250
3.60%, 11/15/2050	750,000	546,450
4.25%, 10/1/2034	36,000	33,175
4.38%, 11/15/2042	50,000	42,671
4.80%, 11/30/2028 (b)	100,000	99,828
4.80%, 5/15/2049	65,000	57,056
6.90%, 5/15/2053	500,000	577,485
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	98,699

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.73%, 11/15/2028	$150,000	$149,791
5.42%, 11/15/2048	110,000	109,804
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	100,000	97,413
5.75%, 3/8/2033	250,000	254,097
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	458,085
2.70%, 11/1/2026	150,000	142,534
2.75%, 8/18/2055	500,000	318,780
EIDP, Inc. 1.70%, 7/15/2025	40,000	38,189
FMC Corp. 4.50%, 10/1/2049	100,000	77,098
Huntsman International LLC 4.50%, 5/1/2029	20,000	19,103
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	43,590
Linde, Inc.:
1.10%, 8/10/2030	500,000	404,220
3.20%, 1/30/2026	275,000	266,676
3.55%, 11/7/2042	25,000	20,361
4.70%, 12/5/2025 (b)	250,000	248,900
LYB International Finance BV 4.88%, 3/15/2044	25,000	22,182
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,787
2.25%, 10/1/2030 (b)	25,000	21,101
3.38%, 10/1/2040	280,000	209,583
3.63%, 4/1/2051	40,000	28,275
3.80%, 10/1/2060	30,000	20,867
4.20%, 10/15/2049 (b)	50,000	38,990
4.20%, 5/1/2050	50,000	39,000
5.50%, 3/1/2034	500,000	500,740
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	20,829
Mosaic Co.:
4.05%, 11/15/2027 (b)	250,000	241,230
5.63%, 11/15/2043	25,000	24,446
NewMarket Corp. 2.70%, 3/18/2031 (b)	750,000	629,887
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	89,158
3.00%, 4/1/2025	50,000	48,741
4.00%, 12/15/2026	50,000	48,509
4.13%, 3/15/2035	25,000	22,708
4.20%, 4/1/2029	85,000	82,097
4.90%, 3/27/2028	140,000	139,398
5.00%, 4/1/2049	150,000	136,859
5.80%, 3/27/2053 (b)	750,000	765,660
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	64,879
2.80%, 8/15/2029	100,000	90,275
RPM International, Inc.:
2.95%, 1/15/2032	500,000	423,025
Security Description	Principal Amount	Value
3.75%, 3/15/2027	$50,000	$47,849
4.25%, 1/15/2048 (b)	200,000	165,464
5.25%, 6/1/2045	25,000	23,730
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	126,365
2.30%, 5/15/2030	60,000	51,530
2.95%, 8/15/2029	50,000	45,345
3.30%, 5/15/2050	100,000	70,592
3.45%, 6/1/2027	30,000	28,675
3.80%, 8/15/2049	50,000	39,386
Westlake Corp.:
3.13%, 8/15/2051	350,000	226,457
4.38%, 11/15/2047	150,000	124,445
5.00%, 8/15/2046	100,000	89,415
		11,144,176
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	61,323
1.70%, 5/15/2028	60,000	53,714
Block Financial LLC 3.88%, 8/15/2030 (b)	30,000	27,259
California Institute of Technology 3.65%, 9/1/2119	45,000	31,222
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	44,100
3.70%, 4/1/2027	150,000	145,700
Equifax, Inc. 5.10%, 12/15/2027	115,000	114,909
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	86,587
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	17,499
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	69,410
2.15%, 1/15/2027	100,000	92,258
3.20%, 8/15/2029	500,000	449,220
4.45%, 6/1/2028	100,000	96,730
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	687,113
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	72,848
3.96%, 7/1/2038	50,000	45,259
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	81,463
2.75%, 8/19/2041	350,000	248,962
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	118,986
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (b)	55,000	47,424
2.65%, 10/1/2026	270,000	254,996

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 10/1/2029	$30,000	$27,143
3.25%, 6/1/2050 (b)	65,000	46,002
3.90%, 6/1/2027 (b)	70,000	68,130
5.05%, 6/1/2052	500,000	475,350
President & Fellows of Harvard College 3.15%, 7/15/2046	225,000	171,513
Quanta Services, Inc.:
2.35%, 1/15/2032 (b)	55,000	44,700
3.05%, 10/1/2041 (b)	250,000	178,625
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	96,015
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	510,327
2.50%, 12/1/2029 (b)	55,000	48,706
2.90%, 3/1/2032	70,000	60,967
3.25%, 12/1/2049	65,000	47,136
3.70%, 3/1/2052	525,000	415,931
3.90%, 3/1/2062	30,000	23,458
5.25%, 9/15/2033 (d)	250,000	255,420
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	13,412
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	17,535
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,811
University of Southern California:
2.81%, 10/1/2050	50,000	34,617
3.03%, 10/1/2039	25,000	20,192
Series A, 3.23%, 10/1/2120	35,000	21,924
4.98%, 10/1/2053	490,000	493,704
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	115,532
5.75%, 4/1/2033	115,000	119,681
		6,160,813
COMPUTERS — 0.5%
Apple, Inc.:
0.55%, 8/20/2025	200,000	188,386
0.70%, 2/8/2026	200,000	185,594
1.13%, 5/11/2025	350,000	335,157
1.20%, 2/8/2028	500,000	441,895
1.25%, 8/20/2030	200,000	163,480
1.40%, 8/5/2028	500,000	439,685
1.65%, 5/11/2030	90,000	76,062
1.65%, 2/8/2031	200,000	166,304
2.05%, 9/11/2026	750,000	704,017
2.38%, 2/8/2041	50,000	35,610
2.40%, 8/20/2050	110,000	69,227
2.65%, 5/11/2050	300,000	199,008
2.65%, 2/8/2051	200,000	131,702
Security Description	Principal Amount	Value
2.70%, 8/5/2051	$350,000	$231,732
2.80%, 2/8/2061	100,000	63,828
3.00%, 11/13/2027 (b)	100,000	95,008
3.20%, 5/11/2027	250,000	239,398
3.25%, 2/23/2026	150,000	145,839
3.25%, 8/8/2029 (b)	750,000	704,572
3.45%, 2/9/2045	350,000	282,023
3.85%, 5/4/2043	25,000	21,682
3.85%, 8/4/2046	150,000	126,981
3.95%, 8/8/2052	500,000	421,055
4.10%, 8/8/2062	750,000	636,097
4.38%, 5/13/2045	75,000	69,204
4.50%, 2/23/2036 (b)	350,000	347,354
4.65%, 2/23/2046	75,000	72,065
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	100,000	99,333
5.25%, 2/1/2028	500,000	506,120
5.75%, 2/1/2033	65,000	67,237
6.02%, 6/15/2026	371,000	375,879
6.20%, 7/15/2030	250,000	263,250
8.35%, 7/15/2046	252,000	325,904
DXC Technology Co.:
1.80%, 9/15/2026	100,000	91,092
2.38%, 9/15/2028 (b)	100,000	86,900
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	150,000	140,093
4.90%, 10/15/2025	70,000	69,552
6.10%, 4/1/2026	350,000	350,196
6.20%, 10/15/2035	10,000	10,648
6.35%, 10/15/2045	10,000	10,688
HP, Inc.:
1.45%, 6/17/2026	200,000	184,644
4.00%, 4/15/2029 (b)	500,000	477,710
4.20%, 4/15/2032	200,000	187,146
6.00%, 9/15/2041	250,000	259,585
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	771,536
1.95%, 5/15/2030	350,000	295,568
2.72%, 2/9/2032 (b)	100,000	86,587
2.85%, 5/15/2040	100,000	73,524
2.95%, 5/15/2050	100,000	66,548
3.30%, 5/15/2026	250,000	241,220
3.50%, 5/15/2029	215,000	202,622
4.00%, 7/27/2025 (b)	500,000	492,175
4.15%, 7/27/2027	250,000	244,645
4.15%, 5/15/2039	100,000	88,343
4.70%, 2/19/2046	325,000	299,263
5.88%, 11/29/2032	25,000	26,608
Leidos, Inc.:
2.30%, 2/15/2031	55,000	45,451
3.63%, 5/15/2025	25,000	24,444
5.75%, 3/15/2033	95,000	97,570

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Western Digital Corp.:
2.85%, 2/1/2029	$30,000	$26,136
3.10%, 2/1/2032	55,000	44,246
		13,225,428
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	32,625
2.70%, 2/15/2031 (b)	250,000	214,940
2.72%, 2/15/2030	300,000	265,341
3.38%, 4/5/2040	515,000	402,606
3.58%, 4/5/2050	550,000	410,361
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	182,814
5.88%, 6/1/2033	65,000	66,270
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	275,971
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	15,000	12,340
Lennox International, Inc. 1.35%, 8/1/2025	25,000	23,648
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	41,971
3.20%, 7/15/2051	70,000	49,074
4.25%, 12/15/2047	100,000	84,304
Masco Corp.:
2.00%, 2/15/2031	100,000	81,751
3.13%, 2/15/2051	500,000	338,220
4.50%, 5/15/2047	100,000	85,313
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	92,159
Owens Corning:
3.95%, 8/15/2029	70,000	66,518
4.30%, 7/15/2047	100,000	82,637
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	95,223
5.25%, 3/3/2033	90,000	91,369
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	26,005
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	89,870
		3,111,330
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	149,972
5.05%, 3/22/2053	750,000	733,237
5.35%, 3/22/2026	500,000	503,815
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	202,176
Security Description	Principal Amount	Value
5.00%, 12/8/2033	$200,000	$202,200
		1,791,400
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	46,574
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	225,000	210,229
2.45%, 10/29/2026	150,000	139,368
3.30%, 1/30/2032	900,000	770,805
3.40%, 10/29/2033	150,000	126,447
3.65%, 7/21/2027	150,000	141,927
6.45%, 4/15/2027 (d)	750,000	770,130
6.50%, 7/15/2025	500,000	505,135
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	62,511
Air Lease Corp.:
1.88%, 8/15/2026	100,000	92,211
Series MTN, 2.88%, 1/15/2026	160,000	153,085
3.13%, 12/1/2030	100,000	87,859
3.63%, 4/1/2027	70,000	66,753
Series GMTN, 3.75%, 6/1/2026	150,000	144,702
5.10%, 3/1/2029	300,000	298,200
5.30%, 2/1/2028	150,000	150,197
5.85%, 12/15/2027	250,000	253,997
Aircastle Ltd. 4.25%, 6/15/2026	65,000	63,159
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	85,793
5.80%, 5/1/2025 (b)	215,000	214,686
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	205,938
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	129,758
7.10%, 11/15/2027	200,000	209,000
American Express Co.:
1.65%, 11/4/2026	550,000	504,377
2.55%, 3/4/2027	165,000	154,060
3.95%, 8/1/2025	250,000	245,750
4.20%, 11/6/2025	105,000	103,600
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	238,440
4.90%, 2/13/2026	45,000	44,804
SOFR + 1.00%, 4.99%, 5/1/2026 (c)	250,000	248,522
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	102,526
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	845,000	843,978
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	251,457

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	$85,000	$91,065
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	67,813
5.15%, 5/15/2033 (b)	60,000	60,663
5.70%, 12/15/2028	350,000	360,969
BGC Group, Inc. 8.00%, 5/25/2028	200,000	212,540
BlackRock Funding, Inc.:
4.70%, 3/14/2029	115,000	115,123
5.00%, 3/14/2034	145,000	145,650
5.25%, 3/14/2054	85,000	85,408
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	20,818
2.40%, 4/30/2030	45,000	39,438
3.20%, 3/15/2027	56,000	53,852
3.25%, 4/30/2029	60,000	56,192
4.75%, 5/25/2033	235,000	233,635
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	365,981
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	68,064
3.50%, 3/30/2051	50,000	36,077
3.90%, 1/25/2028	50,000	48,158
4.35%, 4/15/2030	100,000	95,570
4.70%, 9/20/2047	50,000	43,543
4.85%, 3/29/2029	100,000	99,276
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	274,428
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	242,388
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	180,186
3.75%, 7/28/2026	125,000	120,458
3.80%, 1/31/2028	250,000	237,952
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	246,755
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	154,719
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (c)	85,000	85,725
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	499,355
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	770,737
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	171,306
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	81,835
Charles Schwab Corp.:
0.90%, 3/11/2026	250,000	230,472
1.15%, 5/13/2026	50,000	46,107
1.65%, 3/11/2031 (b)	250,000	200,355
2.00%, 3/20/2028 (b)	500,000	448,160
2.30%, 5/13/2031	100,000	83,917
Security Description	Principal Amount	Value
3.20%, 1/25/2028	$50,000	$46,959
3.45%, 2/13/2026	50,000	48,465
3.85%, 5/21/2025	250,000	245,770
4.00%, 2/1/2029	50,000	48,159
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	202,960
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	261,282
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	140,000	145,491
CI Financial Corp. 3.20%, 12/17/2030	250,000	204,745
CME Group, Inc.:
2.65%, 3/15/2032	145,000	125,242
3.75%, 6/15/2028 (b)	100,000	97,101
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	56,152
Discover Financial Services:
4.10%, 2/9/2027	75,000	72,338
4.50%, 1/30/2026	50,000	49,102
6.70%, 11/29/2032	400,000	423,416
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	143,427
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	81,726
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	25,462
2.65%, 9/15/2040	50,000	36,069
3.00%, 6/15/2050	25,000	16,898
3.00%, 9/15/2060	50,000	31,607
3.10%, 9/15/2027	100,000	94,370
3.65%, 5/23/2025	595,000	584,123
3.75%, 12/1/2025	180,000	176,020
4.00%, 9/15/2027	200,000	194,312
4.25%, 9/21/2048	150,000	128,624
4.35%, 6/15/2029 (b)	85,000	82,846
4.60%, 3/15/2033	55,000	53,312
4.95%, 6/15/2052	95,000	90,094
5.20%, 6/15/2062	145,000	141,584
Invesco Finance PLC 3.75%, 1/15/2026	50,000	48,755
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	206,427
2.75%, 10/15/2032	40,000	32,472
4.15%, 1/23/2030	50,000	46,912
4.85%, 1/15/2027	90,000	89,324
5.88%, 7/21/2028	110,000	112,102
6.50%, 1/20/2043	50,000	52,453
Lazard Group LLC:
4.50%, 9/19/2028	100,000	96,397
6.00%, 3/15/2031	70,000	70,713
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	92,132
3.30%, 3/26/2027	30,000	28,870
3.35%, 3/26/2030	50,000	46,518

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/26/2028	$30,000	$28,972
3.65%, 6/1/2049	100,000	80,490
3.85%, 3/26/2050	515,000	426,950
3.95%, 2/26/2048	30,000	25,449
4.88%, 3/9/2028 (b)	215,000	217,771
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	160,730
2.50%, 12/21/2040	250,000	169,877
3.25%, 4/28/2050	40,000	27,860
3.95%, 3/7/2052	500,000	387,440
5.95%, 8/15/2053	500,000	526,665
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	137,877
1.85%, 7/16/2025	200,000	190,522
2.33%, 1/22/2027	500,000	460,780
5.71%, 1/9/2026	500,000	501,230
6.07%, 7/12/2028	400,000	411,936
ORIX Corp.:
2.25%, 3/9/2031	100,000	84,564
3.70%, 7/18/2027	50,000	47,998
4.00%, 4/13/2032	100,000	93,325
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	125,166
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	91,217
Synchrony Financial:
2.88%, 10/28/2031	150,000	119,901
4.50%, 7/23/2025	50,000	49,001
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	39,744
1.10%, 2/15/2031	500,000	398,620
1.90%, 4/15/2027	500,000	462,020
2.05%, 4/15/2030	150,000	129,393
2.70%, 4/15/2040	350,000	262,307
2.75%, 9/15/2027	250,000	235,017
3.65%, 9/15/2047	100,000	80,667
4.15%, 12/14/2035 (b)	50,000	47,442
4.30%, 12/14/2045	200,000	180,482
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	48,200
		25,074,438
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	34,338
Series H, 3.45%, 1/15/2050	100,000	70,071
3.80%, 10/1/2047	25,000	18,700
4.70%, 5/15/2032	200,000	191,144
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	77,339
3.80%, 6/15/2049	50,000	38,863
4.25%, 9/15/2048	20,000	16,703
5.15%, 4/1/2034	500,000	498,630
AES Corp.:
1.38%, 1/15/2026	250,000	231,502
2.45%, 1/15/2031	500,000	409,925
Security Description	Principal Amount	Value
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	$50,000	$40,444
3.13%, 7/15/2051	50,000	34,602
3.85%, 12/1/2042	75,000	61,400
Series A, 4.30%, 7/15/2048	65,000	55,208
Ameren Corp.:
1.75%, 3/15/2028	50,000	44,133
3.65%, 2/15/2026	50,000	48,383
5.00%, 1/15/2029	200,000	199,108
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	39,107
3.80%, 5/15/2028	25,000	24,221
4.15%, 3/15/2046	50,000	41,990
4.50%, 3/15/2049	50,000	44,111
4.95%, 6/1/2033 (b)	400,000	396,228
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	30,000	27,979
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	226,095
Series J, 4.30%, 12/1/2028	100,000	96,721
5.20%, 1/15/2029	500,000	501,145
5.63%, 3/1/2033 (b)	190,000	193,127
5.70%, 8/15/2025	90,000	90,160
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,547
Series BB, 4.50%, 8/1/2032	85,000	79,788
7.00%, 4/1/2038	25,000	28,035
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	51,124
3.75%, 5/15/2046	25,000	18,788
4.20%, 8/15/2048	25,000	19,848
4.25%, 3/1/2049	50,000	40,149
4.35%, 11/15/2045	50,000	41,557
5.55%, 8/1/2033	350,000	353,969
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	336,652
5.40%, 6/1/2053	500,000	498,130
6.35%, 10/1/2036	50,000	54,190
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	24,032
2.85%, 5/15/2051	300,000	193,068
3.25%, 4/15/2028 (b)	30,000	28,305
3.70%, 7/15/2030	250,000	234,240
4.25%, 10/15/2050	500,000	406,110
4.50%, 2/1/2045	50,000	44,894
4.60%, 5/1/2053	500,000	432,900
5.15%, 11/15/2043	150,000	146,446
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,640
3.88%, 10/15/2049 (b)	100,000	72,357
4.35%, 5/1/2033	30,000	27,422
5.95%, 3/15/2028	200,000	206,346

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	$55,000	$46,649
Series Z, 2.40%, 9/1/2026	50,000	47,160
Series AA, 3.00%, 2/1/2027	100,000	95,100
Series AF, 3.35%, 4/1/2051	350,000	253,757
3.95%, 3/1/2048	50,000	40,739
Series AC, 4.25%, 2/1/2049	200,000	170,012
4.95%, 4/1/2033	500,000	496,520
CenterPoint Energy, Inc. 2.65%, 6/1/2031	40,000	33,885
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	16,690
CMS Energy Corp.:
3.45%, 8/15/2027 (b)	50,000	47,463
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	45,997
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	177,051
Series 130, 3.13%, 3/15/2051	150,000	102,119
Series 132, 3.15%, 3/15/2032	100,000	88,371
Series 123, 3.75%, 8/15/2047	150,000	116,325
4.00%, 3/1/2048	125,000	101,400
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	232,907
Series A, 3.20%, 3/15/2027	150,000	143,265
Series A, 4.15%, 6/1/2045	100,000	85,500
4.90%, 7/1/2033	350,000	345,236
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	170,246
Series C, 3.00%, 12/1/2060	150,000	93,090
3.20%, 12/1/2051	500,000	343,655
3.60%, 6/15/2061	250,000	182,305
3.70%, 11/15/2059	85,000	61,601
3.85%, 6/15/2046	50,000	39,853
Series 20B, 3.95%, 4/1/2050 (b)	250,000	203,422
Series D, 4.00%, 12/1/2028	100,000	97,403
Series A, 4.13%, 5/15/2049	100,000	81,731
4.45%, 3/15/2044	75,000	66,044
4.50%, 5/15/2058	100,000	84,790
5.50%, 3/15/2034	200,000	206,708
5.90%, 11/15/2053	100,000	106,674
Series 06-B, 6.20%, 6/15/2036 (b)	25,000	26,769
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	127,369
5.75%, 3/15/2054 (b)	120,000	119,893
5.80%, 3/1/2033	145,000	149,547
6.50%, 10/1/2053	250,000	275,620
Security Description	Principal Amount	Value
Consumers Energy Co.:
3.25%, 8/15/2046	$50,000	$37,354
3.75%, 2/15/2050	50,000	39,660
4.05%, 5/15/2048	100,000	83,694
4.63%, 5/15/2033	100,000	97,315
4.65%, 3/1/2028	300,000	298,308
4.90%, 2/15/2029	100,000	100,327
Dayton Power & Light Co. 3.95%, 6/15/2049 (b)	30,000	22,426
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	124,153
6.25%, 10/15/2053	205,000	229,770
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	69,456
Series C, 2.25%, 8/15/2031	45,000	36,850
Series D, 2.85%, 8/15/2026	25,000	23,627
Series B, 3.30%, 4/15/2041	565,000	423,027
Series C, 3.38%, 4/1/2030	350,000	318,475
4.70%, 12/1/2044	130,000	112,905
5.38%, 11/15/2032	350,000	352,285
DTE Electric Co.:
2.25%, 3/1/2030	500,000	432,870
Series A, 3.00%, 3/1/2032 (b)	100,000	87,069
3.70%, 6/1/2046	75,000	58,307
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	70,000	66,486
Series C, 3.40%, 6/15/2029	164,000	150,367
4.88%, 6/1/2028	290,000	286,987
5.10%, 3/1/2029	200,000	199,288
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	132,946
2.55%, 4/15/2031	75,000	64,701
2.85%, 3/15/2032	155,000	133,077
3.20%, 8/15/2049	100,000	69,707
3.45%, 4/15/2051	90,000	65,098
3.88%, 3/15/2046	150,000	118,698
3.95%, 11/15/2028	100,000	96,739
4.25%, 12/15/2041	130,000	111,662
4.95%, 1/15/2033	250,000	248,660
5.35%, 1/15/2053	500,000	493,780
5.40%, 1/15/2054	750,000	746,287
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	328,643
2.55%, 6/15/2031	100,000	84,291
2.65%, 9/1/2026	50,000	47,200
3.15%, 8/15/2027 (b)	100,000	94,194
3.30%, 6/15/2041	850,000	634,125
3.50%, 6/15/2051	100,000	70,223
3.75%, 9/1/2046	250,000	188,985
3.95%, 8/15/2047	150,000	115,516
5.00%, 8/15/2052	500,000	453,480
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	132,993

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 1/15/2027	$250,000	$238,755
6.40%, 6/15/2038	50,000	54,537
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	41,222
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	21,540
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	60,179
3.40%, 4/1/2032	145,000	129,559
3.60%, 9/15/2047	50,000	37,316
3.70%, 9/1/2028	50,000	47,841
4.20%, 8/15/2045	150,000	125,277
5.10%, 3/15/2034 (b)	50,000	50,016
Edison International:
4.13%, 3/15/2028	50,000	47,932
5.25%, 11/15/2028	285,000	284,436
6.95%, 11/15/2029	300,000	321,861
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	107,056
Enel Chile SA 4.88%, 6/12/2028	50,000	48,706
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	60,936
3.35%, 6/15/2052	100,000	69,419
4.20%, 4/1/2049	25,000	20,581
Entergy Corp.:
1.90%, 6/15/2028	125,000	110,321
2.40%, 6/15/2031	150,000	124,555
2.95%, 9/1/2026	50,000	47,505
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	21,905
3.10%, 6/15/2041	250,000	186,665
3.25%, 4/1/2028	200,000	188,508
4.20%, 4/1/2050	50,000	41,056
5.35%, 3/15/2034	500,000	502,335
Entergy Mississippi LLC:
2.85%, 6/1/2028 (b)	25,000	22,997
3.50%, 6/1/2051	145,000	104,720
3.85%, 6/1/2049	125,000	96,431
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	68,582
3.55%, 9/30/2049	25,000	18,303
5.80%, 9/1/2053	640,000	660,819
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,226
4.13%, 3/1/2042	30,000	25,277
5.70%, 3/15/2053	135,000	136,984
5.90%, 11/15/2033	150,000	157,356
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030 (b)	50,000	42,572
Series 2019, 4.13%, 4/1/2049	100,000	79,943
4.20%, 6/15/2047	25,000	20,347
4.20%, 3/15/2048	50,000	40,999
Security Description	Principal Amount	Value
Eversource Energy:
2.90%, 3/1/2027	$100,000	$94,079
3.38%, 3/1/2032	100,000	87,049
Series O, 4.25%, 4/1/2029	25,000	23,963
5.45%, 3/1/2028	360,000	364,500
5.95%, 2/1/2029	250,000	258,015
Exelon Corp.:
2.75%, 3/15/2027	100,000	93,642
3.35%, 3/15/2032 (b)	100,000	88,279
3.40%, 4/15/2026	100,000	96,711
3.95%, 6/15/2025	50,000	49,085
4.10%, 3/15/2052	350,000	278,568
4.70%, 4/15/2050	250,000	219,692
5.10%, 6/15/2045	330,000	305,600
5.15%, 3/15/2028	550,000	551,474
5.30%, 3/15/2033 (b)	100,000	100,264
5.60%, 3/15/2053	100,000	99,890
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	421,560
2.85%, 4/1/2025	500,000	488,070
2.88%, 12/4/2051 (b)	750,000	492,997
3.15%, 10/1/2049	30,000	21,141
3.95%, 3/1/2048	85,000	69,627
3.99%, 3/1/2049	25,000	20,519
4.05%, 10/1/2044	50,000	42,738
4.13%, 6/1/2048	100,000	84,278
5.10%, 4/1/2033	500,000	503,920
Fortis, Inc. 3.06%, 10/4/2026	50,000	47,345
Georgia Power Co. Series A, 3.25%, 3/15/2051	570,000	400,254
Idaho Power Co. Series MTN, 5.80%, 4/1/2054	250,000	256,305
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	30,497
4.25%, 8/15/2048	15,000	12,230
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	36,089
3.70%, 9/15/2046	50,000	37,795
4.10%, 9/26/2028	50,000	48,023
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	93,044
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	47,253
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	120,399
National Grid PLC 5.42%, 1/11/2034	350,000	347,606
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (b)	100,000	91,630
1.35%, 3/15/2031	50,000	39,257
Series MTN, 1.65%, 6/15/2031	200,000	159,602

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 2/7/2028	$50,000	$47,378
3.90%, 11/1/2028	100,000	96,092
4.02%, 11/1/2032	50,000	46,072
Series GMTN, 4.85%, 2/7/2029	250,000	249,885
Series GMTN, 5.00%, 2/7/2031	250,000	248,122
Series MTN, 5.05%, 9/15/2028	500,000	503,040
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	212,840
2.44%, 1/15/2032	500,000	413,510
2.75%, 11/1/2029	165,000	147,333
3.50%, 4/1/2029	100,000	93,193
3.55%, 5/1/2027	100,000	95,435
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b) (c)	25,000	22,936
4.90%, 3/15/2029	200,000	199,190
4.95%, 1/29/2026	130,000	129,420
5.05%, 2/28/2033	500,000	495,475
5.25%, 3/15/2034 (b)	200,000	199,602
5.25%, 2/28/2053 (b)	500,000	475,905
5.55%, 3/15/2054 (b)	200,000	198,642
5.75%, 9/1/2025	200,000	200,902
Northern States Power Co.:
2.60%, 6/1/2051	50,000	30,762
2.90%, 3/1/2050	30,000	20,005
3.60%, 9/15/2047	50,000	37,814
5.10%, 5/15/2053 (b)	350,000	337,113
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	47,746
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	89,989
6.20%, 12/1/2053 (d)	150,000	157,818
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	79,751
4.00%, 6/1/2049	20,000	15,744
5.00%, 6/1/2033	350,000	343,385
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	48,000
5.40%, 1/15/2033	105,000	107,228
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	65,529
2.75%, 5/15/2030	75,000	66,571
3.70%, 11/15/2028	200,000	189,674
3.80%, 9/30/2047	100,000	77,802
4.15%, 6/1/2032	75,000	70,475
5.35%, 10/1/2052	100,000	99,082
5.65%, 11/15/2033	355,000	369,438
7.50%, 9/1/2038	50,000	60,009
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	291,322
3.25%, 6/1/2031	790,000	685,594
Security Description	Principal Amount	Value
3.30%, 8/1/2040	$350,000	$257,040
3.45%, 7/1/2025	250,000	243,265
3.50%, 8/1/2050 (b)	295,000	202,043
4.20%, 3/1/2029 (b)	70,000	66,429
4.20%, 6/1/2041	55,000	44,355
4.50%, 7/1/2040	250,000	213,287
4.55%, 7/1/2030	250,000	237,692
4.95%, 7/1/2050	250,000	215,365
5.25%, 3/1/2052	500,000	446,155
6.15%, 1/15/2033	250,000	258,145
6.75%, 1/15/2053	1,000,000	1,091,060
PacifiCorp:
2.70%, 9/15/2030	320,000	277,110
2.90%, 6/15/2052	200,000	121,896
3.30%, 3/15/2051	65,000	43,433
5.35%, 12/1/2053	1,100,000	1,023,627
5.45%, 2/15/2034	550,000	552,145
5.50%, 5/15/2054	350,000	336,150
PECO Energy Co.:
3.05%, 3/15/2051	45,000	30,557
3.90%, 3/1/2048	125,000	101,621
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	329,312	315,421
Series A-2, 4.72%, 6/1/2039	300,000	294,150
Series A-4, 5.21%, 12/1/2049	500,000	497,150
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	48,433
3.95%, 6/1/2047	50,000	40,575
5.00%, 5/15/2033	145,000	144,584
5.25%, 5/15/2053	585,000	579,051
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	410,235
Series 34, 3.20%, 3/1/2050 (b)	30,000	20,318
3.80%, 6/15/2047	150,000	115,161
Public Service Co. of Oklahoma 5.25%, 1/15/2033	200,000	198,634
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (b)	150,000	139,134
Series MTN, 2.05%, 8/1/2050	50,000	28,363
Series MTN, 3.00%, 3/1/2051	150,000	102,627
Series MTN, 3.20%, 5/15/2029	50,000	46,464
Series MTN, 3.20%, 8/1/2049	30,000	21,330
Series MTN, 3.60%, 12/1/2047	100,000	77,513

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/1/2042	$50,000	$40,109
Series MTN, 3.70%, 5/1/2028	50,000	48,030
Series MTN, 4.90%, 12/15/2032	625,000	621,819
Series MTN, 5.20%, 3/1/2034	250,000	253,100
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	80,764
2.45%, 11/15/2031	100,000	82,641
5.20%, 4/1/2029	55,000	55,024
5.45%, 4/1/2034	55,000	55,102
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	163,116
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	44,528
4.22%, 6/15/2048	65,000	53,363
5.80%, 3/15/2040	50,000	50,856
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	123,502
Series WWW, 2.95%, 8/15/2051	350,000	236,236
Series RRR, 3.75%, 6/1/2047	50,000	38,816
5.35%, 4/1/2053	300,000	295,803
5.55%, 4/15/2054	250,000	253,360
Sempra:
3.25%, 6/15/2027	300,000	282,699
3.30%, 4/1/2025	140,000	136,947
3.40%, 2/1/2028	30,000	28,349
3.80%, 2/1/2038	100,000	83,253
4.00%, 2/1/2048	30,000	23,471
5.40%, 8/1/2026	200,000	200,730
5.50%, 8/1/2033 (b)	200,000	200,372
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	500,000	505,410
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	47,503
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	85,083
2.75%, 2/1/2032	125,000	105,742
2.85%, 8/1/2029	115,000	103,709
Series 20A, 2.95%, 2/1/2051	500,000	324,690
Series C, 3.60%, 2/1/2045	50,000	37,428
3.65%, 2/1/2050	250,000	185,372
Series B, 3.65%, 3/1/2028	100,000	95,225
Series 2013-A, 3.90%, 3/15/2043	50,000	40,094
4.00%, 4/1/2047	191,000	151,291
Series A, 4.20%, 3/1/2029	100,000	96,431
4.50%, 9/1/2040	25,000	22,124
4.88%, 2/1/2027	350,000	348,960
Security Description	Principal Amount	Value
5.15%, 6/1/2029	$250,000	$250,902
5.30%, 3/1/2028	250,000	252,857
5.35%, 3/1/2026	500,000	500,905
5.88%, 12/1/2053	350,000	361,700
Southern Co.:
3.25%, 7/1/2026	250,000	240,367
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	481,350
4.25%, 7/1/2036	250,000	222,982
4.85%, 6/15/2028	500,000	497,630
5.50%, 3/15/2029	250,000	254,892
5.70%, 3/15/2034	250,000	258,012
Southern Power Co.:
0.90%, 1/15/2026	250,000	231,340
Series F, 4.95%, 12/15/2046	150,000	133,494
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	279,843
Series K, 2.75%, 10/1/2026	50,000	46,873
3.25%, 11/1/2051	250,000	165,450
Series M, 4.10%, 9/15/2028	25,000	23,956
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	73,993
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	110,257
4.30%, 6/15/2048	50,000	41,597
4.45%, 6/15/2049	25,000	21,409
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,848
4.85%, 12/1/2048	50,000	44,644
5.50%, 4/15/2053	200,000	198,024
Union Electric Co.:
2.15%, 3/15/2032	250,000	202,787
3.50%, 3/15/2029 (b)	250,000	234,692
4.00%, 4/1/2048	50,000	40,111
5.20%, 4/1/2034	50,000	50,093
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	220,455
Series B, 2.95%, 11/15/2026	30,000	28,520
3.30%, 12/1/2049	50,000	35,325
Series B, 3.75%, 5/15/2027	155,000	149,501
4.60%, 12/1/2048	250,000	218,310
5.45%, 4/1/2053	500,000	496,595
8.88%, 11/15/2038	50,000	66,866
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	205,702
2.20%, 12/15/2028	100,000	88,390
4.75%, 1/9/2026	385,000	381,562
5.60%, 9/12/2026	65,000	65,748
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	21,132
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	221,746

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 4/1/2033	$90,000	$87,962
Wisconsin Public Service Corp. 5.35%, 11/10/2025	75,000	75,311
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	450,545
2.60%, 12/1/2029	100,000	87,211
4.00%, 6/15/2028 (b)	50,000	47,675
5.45%, 8/15/2033	500,000	497,335
5.50%, 3/15/2034	100,000	99,529
		62,041,177
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	65,000	58,985
1.95%, 10/15/2030	50,000	42,453
2.00%, 12/21/2028 (b)	200,000	177,822
2.20%, 12/21/2031	700,000	586,439
		865,699
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	44,963
Allegion PLC 3.50%, 10/1/2029	50,000	46,041
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	50,000	47,731
Amphenol Corp.:
2.20%, 9/15/2031	60,000	49,675
2.80%, 2/15/2030	100,000	89,500
4.35%, 6/1/2029	50,000	48,721
4.75%, 3/30/2026	65,000	64,537
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	23,718
6.13%, 3/1/2026	100,000	99,890
Avnet, Inc. 3.00%, 5/15/2031	100,000	82,989
Flex Ltd.:
3.75%, 2/1/2026	50,000	48,513
4.88%, 6/15/2029	75,000	73,519
6.00%, 1/15/2028	355,000	361,095
Fortive Corp. 3.15%, 6/15/2026	50,000	47,824
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	180,790
1.75%, 9/1/2031	160,000	129,877
1.95%, 6/1/2030	250,000	213,215
2.50%, 11/1/2026	150,000	141,696
2.70%, 8/15/2029 (b)	60,000	54,411
4.25%, 1/15/2029 (b)	160,000	157,510
4.50%, 1/15/2034	175,000	170,163
4.88%, 9/1/2029	150,000	151,035
5.00%, 3/1/2035	150,000	150,489
5.25%, 3/1/2054	150,000	151,164
5.35%, 3/1/2064	150,000	152,065
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	50,063
Security Description	Principal Amount	Value
3.35%, 3/1/2026	$50,000	$48,316
Jabil, Inc.:
1.70%, 4/15/2026	65,000	60,387
3.60%, 1/15/2030	25,000	22,677
3.95%, 1/12/2028	25,000	23,737
5.45%, 2/1/2029	155,000	155,896
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	44,578
4.60%, 4/6/2027	30,000	29,512
Trimble, Inc. 4.90%, 6/15/2028	50,000	49,727
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	38,351
3.70%, 2/15/2026	50,000	48,741
4.50%, 2/13/2026	150,000	148,500
		3,501,616
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	361,834
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	685,000	653,634
4.05%, 3/15/2029	500,000	468,295
4.28%, 3/15/2032	645,000	576,495
5.05%, 3/15/2042	550,000	471,834
5.14%, 3/15/2052	1,250,000	1,037,987
5.39%, 3/15/2062	500,000	414,530
6.41%, 3/15/2026	550,000	550,016
		4,172,791
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	79,671
2.90%, 7/1/2026 (b)	45,000	43,135
3.38%, 11/15/2027	60,000	57,032
3.95%, 5/15/2028	150,000	145,171
4.88%, 4/1/2029	220,000	220,416
5.00%, 12/15/2033	350,000	347,424
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	94,182
2.95%, 1/15/2052	115,000	77,110
3.05%, 4/1/2050	20,000	13,722
3.50%, 5/1/2029	50,000	47,037
5.00%, 3/1/2034	300,000	297,459
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,672
1.15%, 3/15/2028	30,000	26,156
1.50%, 3/15/2031	30,000	24,143
2.00%, 6/1/2029	75,000	65,792
2.50%, 11/15/2050	20,000	12,473
2.95%, 6/1/2041	55,000	41,152
4.63%, 2/15/2030 (b)	250,000	248,947
4.63%, 2/15/2033 (b)	250,000	244,780

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 2/15/2029 (b)	$200,000	$201,966
		2,306,440
FINANCIALS — 0.0% (a)
Brookfield Finance, Inc. 6.35%, 1/5/2034	100,000	106,440
FOOD — 0.4%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	12,856
4.15%, 3/15/2028	50,000	48,470
4.80%, 3/15/2048	20,000	17,795
5.20%, 3/19/2027 (b)	50,000	50,127
5.20%, 3/21/2029	550,000	552,755
5.30%, 3/20/2026 (b)	35,000	35,043
5.40%, 3/21/2034 (b)	40,000	40,290
Conagra Brands, Inc.:
5.30%, 10/1/2026	205,000	205,228
5.30%, 11/1/2038	265,000	252,357
5.40%, 11/1/2048	40,000	37,576
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	37,693
General Mills, Inc.:
3.00%, 2/1/2051	510,000	335,254
3.20%, 2/10/2027	100,000	95,304
4.20%, 4/17/2028 (b)	25,000	24,374
4.70%, 1/30/2027	60,000	59,511
4.95%, 3/29/2033 (b)	145,000	143,491
5.50%, 10/17/2028	115,000	117,495
Hershey Co.:
0.90%, 6/1/2025	45,000	42,830
3.20%, 8/21/2025	25,000	24,408
4.25%, 5/4/2028	175,000	173,320
4.50%, 5/4/2033 (b)	180,000	177,964
Hormel Foods Corp.:
1.70%, 6/3/2028 (b)	570,000	505,305
3.05%, 6/3/2051 (b)	45,000	30,776
Ingredion, Inc. 2.90%, 6/1/2030	100,000	88,497
J M Smucker Co.:
3.38%, 12/15/2027	100,000	94,672
3.55%, 3/15/2050	25,000	17,726
4.25%, 3/15/2035	50,000	45,622
6.20%, 11/15/2033	125,000	133,465
6.50%, 11/15/2043	95,000	103,038
6.50%, 11/15/2053	145,000	160,905
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL:
6.75%, 3/15/2034 (d)	250,000	262,747
7.25%, 11/15/2053 (d)	500,000	536,935
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.75%, 4/1/2033	250,000	246,322
6.50%, 12/1/2052	500,000	494,535
Security Description	Principal Amount	Value
Kellanova:
4.30%, 5/15/2028	$100,000	$97,614
4.50%, 4/1/2046	100,000	85,671
5.25%, 3/1/2033	70,000	70,111
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	726,690
4.88%, 10/1/2049	750,000	679,455
Kroger Co.:
2.65%, 10/15/2026	50,000	47,158
3.70%, 8/1/2027	35,000	33,692
3.95%, 1/15/2050	550,000	437,563
4.45%, 2/1/2047	100,000	86,057
4.65%, 1/15/2048	100,000	87,929
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	94,986
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	57,559
1.50%, 2/4/2031	40,000	31,963
1.88%, 10/15/2032 (b)	75,000	59,791
2.63%, 3/17/2027	200,000	187,360
2.63%, 9/4/2050	35,000	22,030
2.75%, 4/13/2030	35,000	31,165
3.00%, 3/17/2032	200,000	173,696
Pilgrim's Pride Corp. 6.25%, 7/1/2033	145,000	148,402
Sysco Corp.:
2.40%, 2/15/2030 (b)	10,000	8,664
2.45%, 12/14/2031	145,000	121,208
3.15%, 12/14/2051	500,000	342,905
3.25%, 7/15/2027	50,000	47,270
3.30%, 7/15/2026	100,000	96,043
3.30%, 2/15/2050	10,000	7,157
3.75%, 10/1/2025	5,000	4,879
4.45%, 3/15/2048	50,000	42,506
4.85%, 10/1/2045	5,000	4,569
6.00%, 1/17/2034	350,000	372,680
6.60%, 4/1/2050 (b)	250,000	285,670
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	143,190
4.55%, 6/2/2047	285,000	237,562
5.40%, 3/15/2029	95,000	95,896
5.70%, 3/15/2034	90,000	91,146
		10,264,923
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	187,092
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,511
International Paper Co. 4.35%, 8/15/2048 (b)	27,000	22,807
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	110,097
3.13%, 1/15/2032	80,000	66,458
3.75%, 1/15/2031 (b)	150,000	132,562

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Suzano International Finance BV 5.50%, 1/17/2027	$25,000	$24,916
		572,443
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	80,234
2.63%, 9/15/2029	200,000	179,156
3.00%, 6/15/2027	150,000	141,516
4.15%, 1/15/2043	25,000	21,677
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	252,575
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	47,746
5.50%, 1/15/2026	30,000	29,930
NiSource, Inc.:
0.95%, 8/15/2025	560,000	527,094
1.70%, 2/15/2031	100,000	79,934
2.95%, 9/1/2029	100,000	90,396
3.49%, 5/15/2027	50,000	47,694
4.38%, 5/15/2047	150,000	125,664
4.80%, 2/15/2044	30,000	26,776
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	78,694
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	160,278
5.05%, 5/15/2052	750,000	684,915
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	103,762
3.20%, 6/15/2025	50,000	48,901
3.75%, 9/15/2042	30,000	23,960
Series VV, 4.30%, 1/15/2049	50,000	41,332
Series MM, 5.13%, 11/15/2040 (b)	25,000	24,089
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	406,355
4.40%, 5/30/2047	150,000	124,062
5.75%, 9/15/2033	300,000	310,941
Southwest Gas Corp.:
3.70%, 4/1/2028 (b)	25,000	23,753
4.05%, 3/15/2032	90,000	82,462
5.45%, 3/23/2028	165,000	167,516
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	37,225
		3,968,637
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028 (b)	50,000	49,098
Security Description	Principal Amount	Value
Regal Rexnord Corp.:
6.05%, 2/15/2026 (d)	$500,000	$503,000
6.05%, 4/15/2028 (d)	500,000	507,450
6.40%, 4/15/2033 (d)	500,000	518,695
Snap-on, Inc. 3.10%, 5/1/2050	70,000	49,747
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	59,117
3.40%, 3/1/2026	35,000	33,777
4.25%, 11/15/2028 (b)	100,000	97,046
6.27%, 3/6/2026	250,000	250,248
		2,068,178
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	416,480
3.75%, 11/30/2026	85,000	83,101
4.75%, 11/30/2036	250,000	247,787
4.75%, 4/15/2043	25,000	24,067
4.90%, 11/30/2046	650,000	633,321
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	35,877
1.92%, 2/1/2027	600,000	547,800
2.27%, 12/1/2028 (b)	500,000	441,070
3.13%, 12/1/2051 (b)	250,000	163,612
3.50%, 8/15/2046 (b)	50,000	36,260
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	62,452
2.65%, 6/1/2030	100,000	88,111
4.55%, 3/1/2039	50,000	46,792
4.70%, 3/1/2049 (b)	35,000	32,390
Danaher Corp. 2.60%, 10/1/2050	565,000	358,476
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	26,856
3.25%, 11/15/2039	50,000	40,433
3.40%, 11/15/2049 (b)	50,000	37,530
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	500,000	501,755
5.65%, 11/15/2027	500,000	509,125
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	152,236
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	51,618
4.63%, 3/15/2045	345,000	324,348
Revvity, Inc.:
2.25%, 9/15/2031	105,000	86,157
2.55%, 3/15/2031	85,000	71,629
3.30%, 9/15/2029	65,000	59,012
Smith & Nephew PLC:
2.03%, 10/14/2030	50,000	41,292
5.40%, 3/20/2034	55,000	54,767
Solventum Corp.:
5.45%, 2/25/2027 (d)	250,000	250,850

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 4/30/2054 (d)	$900,000	$898,479
Stryker Corp.:
1.15%, 6/15/2025	50,000	47,535
1.95%, 6/15/2030	50,000	42,202
2.90%, 6/15/2050	25,000	17,260
3.38%, 11/1/2025	25,000	24,277
3.50%, 3/15/2026	25,000	24,236
3.65%, 3/7/2028	50,000	47,863
4.63%, 3/15/2046 (b)	375,000	342,337
4.85%, 12/8/2028	115,000	115,054
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	84,906
5.00%, 12/5/2026	700,000	702,891
5.00%, 1/31/2029	500,000	504,650
5.09%, 8/10/2033	150,000	151,668
5.20%, 1/31/2034	175,000	178,414
5.40%, 8/10/2043 (b)	65,000	66,654
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	84,235
5.35%, 12/1/2028	100,000	101,452
		8,859,317
HEALTH CARE SERVICES — 0.7%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	167,135
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	37,618
Aetna, Inc.:
3.88%, 8/15/2047	350,000	267,116
4.13%, 11/15/2042	25,000	20,386
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	49,400
Ascension Health 3.95%, 11/15/2046	150,000	127,385
Banner Health 2.34%, 1/1/2030	40,000	34,901
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (b)	25,000	20,527
Centene Corp.:
2.50%, 3/1/2031	500,000	411,540
4.63%, 12/15/2029	1,000,000	949,500
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,574
CommonSpirit Health:
4.19%, 10/1/2049 (b)	250,000	207,820
4.35%, 11/1/2042	25,000	21,629
5.32%, 12/1/2034	195,000	195,215
5.55%, 12/1/2054	625,000	631,056
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	41,797
Security Description	Principal Amount	Value
Elevance Health, Inc.:
1.50%, 3/15/2026	$600,000	$558,894
2.25%, 5/15/2030	265,000	226,673
2.55%, 3/15/2031	100,000	85,468
3.13%, 5/15/2050	270,000	187,464
3.60%, 3/15/2051 (b)	305,000	228,509
3.65%, 12/1/2027	130,000	124,396
4.10%, 3/1/2028	100,000	97,231
4.10%, 5/15/2032	200,000	186,896
4.38%, 12/1/2047	130,000	111,696
4.55%, 3/1/2048	50,000	43,869
4.65%, 1/15/2043	50,000	45,514
4.75%, 2/15/2033	250,000	243,843
5.13%, 2/15/2053	500,000	478,805
HCA, Inc.:
2.38%, 7/15/2031	650,000	534,774
3.13%, 3/15/2027	45,000	42,555
3.50%, 7/15/2051	650,000	449,234
3.63%, 3/15/2032	650,000	575,360
4.13%, 6/15/2029	35,000	33,122
4.50%, 2/15/2027	50,000	49,024
4.63%, 3/15/2052	500,000	417,900
5.13%, 6/15/2039	275,000	259,528
5.25%, 4/15/2025	60,000	59,776
5.25%, 6/15/2026	65,000	64,814
5.25%, 6/15/2049	100,000	91,355
5.50%, 6/1/2033 (b)	550,000	551,512
5.50%, 6/15/2047	65,000	61,788
5.90%, 6/1/2053 (b)	750,000	754,290
Humana, Inc.:
2.15%, 2/3/2032	350,000	279,825
3.70%, 3/23/2029 (b)	105,000	98,846
4.80%, 3/15/2047	100,000	87,830
4.95%, 10/1/2044	50,000	45,466
5.38%, 4/15/2031	110,000	110,103
5.75%, 12/1/2028	250,000	256,340
5.95%, 3/15/2034	250,000	259,742
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	17,014
IQVIA, Inc. 6.25%, 2/1/2029	440,000	456,944
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	41,609
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	99,671
Series 2021, 3.00%, 6/1/2051	135,000	93,423
Series 2019, 3.27%, 11/1/2049	105,000	77,301
4.15%, 5/1/2047	500,000	430,570

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	$70,000	$64,833
2.70%, 6/1/2031	100,000	85,744
2.95%, 12/1/2029	100,000	89,723
4.70%, 2/1/2045	25,000	22,595
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	80,256
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	68,945
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	38,353
4.13%, 7/1/2052	25,000	21,348
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	42,371
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	31,343
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	26,067
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	34,207
Series 2019, 3.95%, 8/1/2119	35,000	25,851
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	41,450
Novant Health, Inc. 3.17%, 11/1/2051	85,000	59,492
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	71,643
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	18,659
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	70,044
5.40%, 10/1/2033	250,000	253,543
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	31,072
4.20%, 6/30/2029 (b)	100,000	96,872
4.70%, 3/30/2045	25,000	22,722
6.40%, 11/30/2033	500,000	539,955
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	38,575
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	47,088
Series 20A, 3.36%, 8/15/2050	55,000	40,435
Security Description	Principal Amount	Value
5.16%, 8/15/2033	$180,000	$181,449
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	35,857
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	92,508
1.25%, 1/15/2026	35,000	32,788
2.00%, 5/15/2030	305,000	259,219
2.30%, 5/15/2031	100,000	84,623
2.75%, 5/15/2040	300,000	220,737
2.90%, 5/15/2050	200,000	134,868
3.05%, 5/15/2041	350,000	264,670
3.10%, 3/15/2026	50,000	48,334
3.13%, 5/15/2060	100,000	65,855
3.25%, 5/15/2051	100,000	71,901
3.38%, 4/15/2027 (b)	100,000	96,217
3.50%, 8/15/2039	200,000	164,830
3.70%, 12/15/2025	10,000	9,785
3.75%, 7/15/2025	305,000	299,885
3.75%, 10/15/2047	50,000	39,444
3.88%, 12/15/2028	15,000	14,470
4.25%, 1/15/2029	750,000	735,150
4.25%, 4/15/2047	100,000	86,431
4.60%, 4/15/2027	350,000	348,117
4.63%, 7/15/2035	200,000	194,548
4.75%, 7/15/2045	230,000	215,266
4.75%, 5/15/2052	500,000	463,100
5.00%, 4/15/2034	350,000	350,395
5.15%, 10/15/2025	45,000	45,059
5.20%, 4/15/2063	750,000	727,987
5.25%, 2/15/2028	145,000	147,627
5.35%, 2/15/2033	700,000	719,866
5.38%, 4/15/2054	750,000	762,607
5.88%, 2/15/2053	500,000	541,270
6.88%, 2/15/2038	25,000	29,352
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	363,847
		21,922,821
HOME BUILDERS — 0.0% (a)
Lennar Corp. 4.75%, 11/29/2027	250,000	246,923
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	158,708
NVR, Inc. 3.00%, 5/15/2030	130,000	115,467
PulteGroup, Inc. 5.00%, 1/15/2027	250,000	249,182
		770,280
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029 (b)	100,000	93,923
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,664
4.50%, 6/1/2046	25,000	20,451

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 5/15/2050	$50,000	$41,009
4.75%, 2/26/2029 (b)	60,000	59,010
5.50%, 3/1/2033 (b)	100,000	100,862
		335,919
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (b)	55,000	45,910
4.60%, 3/1/2028 (b)	145,000	146,411
4.80%, 3/2/2026	120,000	120,335
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	78,688
2.38%, 12/1/2029	40,000	35,162
3.13%, 12/1/2049	60,000	41,389
4.38%, 5/15/2028	115,000	113,360
4.65%, 5/15/2033 (b)	125,000	122,615
5.00%, 2/14/2034	350,000	347,270
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	239,282
3.63%, 3/24/2032	250,000	225,292
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	464,275
1.20%, 10/29/2030	300,000	245,799
1.90%, 2/1/2027 (b)	500,000	465,000
2.45%, 11/3/2026 (b)	150,000	141,948
3.00%, 3/25/2030	100,000	92,146
3.95%, 1/26/2028 (b)	500,000	493,285
4.05%, 1/26/2033 (b)	200,000	194,048
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	81,333
1.75%, 8/12/2031	140,000	114,411
2.00%, 7/28/2026	100,000	93,784
2.90%, 5/5/2027	150,000	142,266
3.10%, 7/30/2025 (b)	50,000	48,786
		4,092,795
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	260,317
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	33,242
5.60%, 11/15/2032	95,000	99,430
Clorox Co.:
3.10%, 10/1/2027 (b)	50,000	47,238
3.90%, 5/15/2028 (b)	50,000	48,446
4.40%, 5/1/2029	200,000	196,214
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	13,263
2.00%, 11/2/2031	250,000	207,260
2.75%, 2/15/2026 (b)	25,000	24,067
3.10%, 3/26/2030	40,000	36,667
3.20%, 4/25/2029	100,000	93,347
3.90%, 5/4/2047	50,000	41,014
3.95%, 11/1/2028 (b)	55,000	53,737
Security Description	Principal Amount	Value
4.50%, 2/16/2033	$100,000	$98,405
		1,252,647
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	97,384
4.75%, 1/15/2049	75,000	68,680
Alleghany Corp. 4.90%, 9/15/2044	50,000	47,585
Allstate Corp.:
1.45%, 12/15/2030	250,000	198,020
3.85%, 8/10/2049 (b)	125,000	98,359
4.20%, 12/15/2046	50,000	41,512
5.25%, 3/30/2033 (b)	195,000	195,667
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	83,612
American International Group, Inc.:
4.38%, 6/30/2050	315,000	273,640
5.13%, 3/27/2033	500,000	497,625
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	98,071
Aon Corp. 3.75%, 5/2/2029	100,000	94,529
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	543,238
Aon Global Ltd. 3.88%, 12/15/2025	150,000	146,734
Aon North America, Inc.:
5.13%, 3/1/2027	95,000	95,494
5.15%, 3/1/2029	250,000	251,480
5.45%, 3/1/2034	250,000	252,730
5.75%, 3/1/2054	250,000	255,882
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	77,749
Arthur J Gallagher & Co.:
5.45%, 7/15/2034	200,000	201,316
5.75%, 3/2/2053	350,000	350,983
Assurant, Inc.:
2.65%, 1/15/2032 (b)	600,000	493,428
4.90%, 3/27/2028	50,000	49,340
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	28,955
6.13%, 9/15/2028	40,000	41,523
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	327,910
3.50%, 1/15/2031 (b)	150,000	132,078
4.13%, 1/12/2028	100,000	96,340
6.25%, 4/1/2054	65,000	65,965
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (b)	25,000	23,739
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (b)	80,000	65,999

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.85%, 3/12/2030	$10,000	$8,544
2.30%, 3/15/2027	200,000	188,336
2.50%, 1/15/2051	110,000	70,066
2.85%, 10/15/2050	340,000	229,969
2.88%, 3/15/2032	200,000	176,948
3.85%, 3/15/2052	550,000	444,746
4.20%, 8/15/2048	100,000	88,317
4.25%, 1/15/2049	150,000	134,121
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	53,263
4.50%, 2/11/2043 (b)	180,000	172,438
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	142,501
4.70%, 6/22/2047	150,000	119,289
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	124,455
4.20%, 3/17/2032	65,000	60,086
4.50%, 3/15/2029	50,000	48,600
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	122,227
3.05%, 12/15/2061	500,000	334,890
3.35%, 5/3/2026	250,000	241,780
4.15%, 3/13/2043	25,000	21,891
4.35%, 11/3/2045	125,000	111,345
5.00%, 3/15/2034	95,000	95,290
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	83,692
3.45%, 8/15/2027	100,000	94,696
4.50%, 3/1/2026	25,000	24,683
5.13%, 2/15/2034	55,000	53,502
Corebridge Financial, Inc.:
3.65%, 4/5/2027	500,000	477,955
4.40%, 4/5/2052	500,000	408,365
Enstar Group Ltd. 4.95%, 6/1/2029 (b)	50,000	48,835
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	145,363
5.00%, 4/20/2048	100,000	90,840
5.59%, 1/11/2033	100,000	101,068
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	350,195
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	70,000	61,235
4.85%, 4/17/2028	100,000	98,780
6.00%, 12/7/2033 (d)	200,000	204,004
6.35%, 3/22/2054 (d)	80,000	81,700
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	82,397
3.20%, 9/17/2051	250,000	159,590
4.50%, 8/15/2028	50,000	48,346
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	83,704
4.55%, 9/15/2028	25,000	24,509
Security Description	Principal Amount	Value
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	$15,000	$12,566
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	70,000	62,843
2.90%, 9/15/2051	325,000	211,812
4.40%, 3/15/2048	100,000	86,806
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	291,546
Kemper Corp. 2.40%, 9/30/2030 (b)	100,000	80,255
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	88,384
3.40%, 3/1/2032	250,000	214,680
3.80%, 3/1/2028	35,000	33,542
4.35%, 3/1/2048	50,000	39,399
6.30%, 10/9/2037	50,000	51,457
Loews Corp.:
3.20%, 5/15/2030	15,000	13,581
3.75%, 4/1/2026	50,000	48,741
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	65,097
3.70%, 3/16/2032	200,000	184,612
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	50,000	47,927
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	93,520
3.50%, 11/1/2027	50,000	47,339
4.15%, 9/17/2050	50,000	39,665
5.00%, 5/20/2049	30,000	27,306
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	25,000	24,443
4.38%, 3/15/2029	250,000	245,977
5.15%, 3/15/2034	145,000	146,101
5.40%, 9/15/2033	250,000	256,345
5.70%, 9/15/2053	400,000	415,512
Mercury General Corp. 4.40%, 3/15/2027	50,000	48,129
MetLife, Inc.:
4.05%, 3/1/2045	150,000	125,065
4.88%, 11/13/2043	200,000	187,654
5.25%, 1/15/2054	500,000	492,000
5.38%, 7/15/2033	400,000	408,488
6.40%, 12/15/2066	100,000	102,664
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	61,691
5.75%, 3/28/2034	100,000	100,476
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	125,782
3.70%, 5/15/2029	50,000	46,930
5.38%, 3/15/2033	140,000	141,301
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,512
3.00%, 3/15/2032	50,000	43,611

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2029 (b)	$50,000	$48,417
4.20%, 3/15/2048	100,000	86,741
4.95%, 6/15/2033 (b)	400,000	399,472
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	523,470
Series MTN, 3.70%, 3/13/2051	100,000	76,631
3.94%, 12/7/2049	100,000	79,078
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	159,521
Series MTN, 4.60%, 5/15/2044	75,000	67,725
3 mo. USD Term SOFR + 3.03%, 5.38%, 5/15/2045 (b) (c)	200,000	197,862
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	348,680
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	500,000	508,505
Series MTN, 6.63%, 6/21/2040	25,000	28,075
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	510,000	530,721
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	135,262
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	31,231
3.90%, 5/15/2029	50,000	47,256
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,382
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	250,000	251,857
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,331
3.05%, 6/8/2051	250,000	174,115
3.75%, 5/15/2046	10,000	8,058
4.00%, 5/30/2047	80,000	66,507
4.05%, 3/7/2048	100,000	84,507
4.10%, 3/4/2049	100,000	84,356
5.45%, 5/25/2053	115,000	119,078
Series MTN, 6.25%, 6/15/2037	25,000	27,534
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,504
Unum Group:
4.00%, 6/15/2029	70,000	66,073
4.13%, 6/15/2051	100,000	75,661
4.50%, 12/15/2049	15,000	12,152
W R Berkley Corp.:
3.55%, 3/30/2052	100,000	69,635
4.00%, 5/12/2050	45,000	34,868
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	52,697
4.50%, 9/15/2028	50,000	48,745
Security Description	Principal Amount	Value
4.65%, 6/15/2027	$100,000	$98,413
5.35%, 5/15/2033	250,000	248,625
5.90%, 3/5/2054	150,000	151,990
		20,762,622
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	500,000	349,260
3.15%, 2/9/2051	100,000	66,472
3.40%, 12/6/2027	200,000	189,104
4.20%, 12/6/2047	260,000	213,533
Alphabet, Inc.:
1.10%, 8/15/2030 (b)	665,000	544,003
2.00%, 8/15/2026	250,000	235,223
2.05%, 8/15/2050	250,000	149,278
Amazon.com, Inc.:
0.80%, 6/3/2025	815,000	776,866
1.00%, 5/12/2026	150,000	138,555
1.50%, 6/3/2030	235,000	196,244
1.65%, 5/12/2028	150,000	133,931
2.10%, 5/12/2031	150,000	127,094
2.50%, 6/3/2050	390,000	248,781
2.70%, 6/3/2060	280,000	173,474
2.88%, 5/12/2041	150,000	114,227
3.00%, 4/13/2025	200,000	195,784
3.10%, 5/12/2051	150,000	107,418
3.15%, 8/22/2027	100,000	95,325
3.25%, 5/12/2061	150,000	105,369
3.30%, 4/13/2027	250,000	240,428
3.45%, 4/13/2029	200,000	190,892
3.60%, 4/13/2032	250,000	232,750
3.88%, 8/22/2037	125,000	112,851
3.95%, 4/13/2052	500,000	420,075
4.05%, 8/22/2047	125,000	108,991
4.25%, 8/22/2057	150,000	130,536
4.55%, 12/1/2027	250,000	250,007
4.60%, 12/1/2025	800,000	796,880
4.65%, 12/1/2029 (b)	500,000	503,065
4.70%, 12/1/2032	500,000	501,985
4.95%, 12/5/2044	125,000	125,065
5.20%, 12/3/2025	50,000	50,228
Baidu, Inc.:
1.63%, 2/23/2027 (b)	200,000	181,252
2.38%, 8/23/2031	200,000	166,112
Booking Holdings, Inc.:
3.60%, 6/1/2026 (b)	250,000	242,837
4.63%, 4/13/2030	100,000	98,746
eBay, Inc.:
1.40%, 5/10/2026	100,000	92,685
2.60%, 5/10/2031 (b)	100,000	85,967
2.70%, 3/11/2030 (b)	100,000	88,621
3.65%, 5/10/2051	50,000	37,070
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	483,771
3.25%, 2/15/2030 (b)	35,000	31,521
3.80%, 2/15/2028	50,000	47,587

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 8/1/2027	$590,000	$579,002
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	469,005
4.45%, 8/15/2052	750,000	666,472
4.60%, 5/15/2028	250,000	249,955
4.95%, 5/15/2033 (b)	250,000	253,042
5.60%, 5/15/2053	500,000	528,610
Netflix, Inc. 5.88%, 11/15/2028	750,000	779,662
VeriSign, Inc. 2.70%, 6/15/2031 (b)	80,000	67,067
		12,972,678
INVESTMENT COMPANY SECURITY — 0.1%
ARES Capital Corp.:
2.15%, 7/15/2026	250,000	230,340
2.88%, 6/15/2028	500,000	445,820
3.88%, 1/15/2026	100,000	96,698
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	91,661
Barings BDC, Inc. 7.00%, 2/15/2029	65,000	64,480
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	182,678
7.05%, 9/29/2025	200,000	203,138
7.30%, 11/27/2028 (b) (d)	250,000	260,782
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	88,160
3.63%, 1/15/2026	150,000	143,375
Blue Owl Capital Corp. 3.40%, 7/15/2026	250,000	235,582
Blue Owl Credit Income Corp.:
6.65%, 3/15/2031 (d)	145,000	142,170
7.95%, 6/13/2028 (d)	200,000	207,468
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	443,550
FS KKR Capital Corp. 3.40%, 1/15/2026	250,000	237,222
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	146,898
Main Street Capital Corp. 3.00%, 7/14/2026 (b)	85,000	79,127
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	90,436
Prospect Capital Corp. 3.44%, 10/15/2028 (b)	100,000	86,209
Sixth Street Lending Partners 6.50%, 3/11/2029 (d)	350,000	350,063
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	70,000	71,931
		3,897,788
Security Description	Principal Amount	Value
IRON/STEEL — 0.0% (a)
ArcelorMittal SA:
6.55%, 11/29/2027	$200,000	$207,574
6.80%, 11/29/2032 (b)	175,000	187,175
Nucor Corp.:
2.00%, 6/1/2025	15,000	14,425
2.70%, 6/1/2030	15,000	13,318
2.98%, 12/15/2055	50,000	32,340
3.13%, 4/1/2032	90,000	79,280
Reliance, Inc. 1.30%, 8/15/2025	40,000	37,851
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,918
3.25%, 10/15/2050	20,000	13,306
3.45%, 4/15/2030	40,000	36,685
Vale Overseas Ltd. 6.88%, 11/10/2039 (b)	300,000	320,676
		951,548
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028	925,000	910,644
4.30%, 5/10/2033 (b)	700,000	695,352
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	350,000	362,285
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	186,155
3.45%, 12/15/2051	250,000	175,580
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	250,000	252,197
IBM International Capital Pte. Ltd.:
4.90%, 2/5/2034	500,000	490,080
5.30%, 2/5/2054	105,000	102,539
Kyndryl Holdings, Inc. 6.35%, 2/20/2034	90,000	92,330
		3,267,162
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	227,768
Polaris, Inc. 6.95%, 3/15/2029 (b)	350,000	372,358
		600,126
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029 (b)	50,000	44,760
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (b)	50,000	48,508
5.75%, 1/30/2027	190,000	193,133
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	437,870
5.00%, 10/15/2027	55,000	54,863

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 10/15/2028 (b)	$155,000	$158,360
Series EE, 5.75%, 5/1/2025	290,000	290,777
Sands China Ltd. 5.40%, 8/8/2028 (b)	750,000	735,405
		1,963,676
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	30,000	28,081
0.90%, 3/2/2026	600,000	555,858
Series MTN, 3.40%, 5/13/2025	750,000	735,555
Series MTN, 3.65%, 8/12/2025	500,000	490,315
Series DMTN, 4.35%, 5/15/2026	750,000	742,147
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	90,418
2.60%, 4/9/2030	95,000	84,952
3.25%, 4/9/2050	125,000	93,009
3.80%, 8/15/2042	125,000	105,364
4.75%, 5/15/2064	25,000	23,207
Oshkosh Corp. 3.10%, 3/1/2030	10,000	8,899
		2,957,805
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	137,693
4.55%, 4/10/2028	125,000	122,480
5.10%, 4/20/2029	125,000	124,676
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	14,403
Deere & Co.:
2.88%, 9/7/2049	35,000	24,715
3.90%, 6/9/2042	225,000	194,162
Flowserve Corp.:
2.80%, 1/15/2032 (b)	75,000	62,225
3.50%, 10/1/2030	35,000	31,168
IDEX Corp.:
2.63%, 6/15/2031	100,000	84,634
3.00%, 5/1/2030	25,000	22,076
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	100,000	92,900
Series MTN, 1.30%, 10/13/2026	300,000	274,125
1.45%, 1/15/2031 (b)	70,000	56,879
Series MTN, 1.50%, 3/6/2028	100,000	88,543
Series MTN, 2.25%, 9/14/2026	100,000	93,923
Series MTN, 2.80%, 7/18/2029	50,000	45,636
Security Description	Principal Amount	Value
Series MTN, 3.35%, 4/18/2029	$100,000	$93,813
Series MTN, 3.40%, 9/11/2025	25,000	24,419
Series MTN, 4.70%, 6/10/2030	750,000	746,422
Series MTN, 4.80%, 1/9/2026	500,000	498,735
Series MTN, 4.85%, 3/5/2027	250,000	250,052
Series MTN, 4.90%, 3/7/2031	350,000	350,178
Series MTN, 4.95%, 7/14/2028	55,000	55,450
Series I, 5.15%, 9/8/2033	100,000	102,135
Series MTN, 5.15%, 9/8/2026	100,000	100,604
5.30%, 9/8/2025	100,000	100,368
nVent Finance SARL:
2.75%, 11/15/2031 (b)	50,000	41,172
4.55%, 4/15/2028	50,000	48,598
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	580,128
2.57%, 2/15/2030	250,000	219,877
3.11%, 2/15/2040	250,000	192,268
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	80,836
4.20%, 3/1/2049	250,000	215,353
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	300,000	295,350
Xylem, Inc. 1.95%, 1/30/2028	45,000	40,412
		5,506,408
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032 (b)	350,000	270,144
2.80%, 4/1/2031	290,000	237,484
3.50%, 6/1/2041	500,000	336,425
3.70%, 4/1/2051	730,000	451,629
3.85%, 4/1/2061	100,000	59,303
3.90%, 6/1/2052	100,000	63,654
4.20%, 3/15/2028	250,000	235,537
4.40%, 4/1/2033 (b)	315,000	279,140
4.40%, 12/1/2061	100,000	65,349
4.80%, 3/1/2050	155,000	114,675
4.91%, 7/23/2025	50,000	49,407
5.05%, 3/30/2029	100,000	96,427
5.25%, 4/1/2053	750,000	593,640
5.38%, 5/1/2047	150,000	121,105
6.15%, 11/10/2026	500,000	503,650
6.48%, 10/23/2045	185,000	171,658

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Comcast Corp.:
1.50%, 2/15/2031	$150,000	$121,125
1.95%, 1/15/2031	70,000	58,120
2.45%, 8/15/2052	115,000	67,415
2.65%, 8/15/2062	75,000	42,674
2.80%, 1/15/2051	805,000	514,612
2.89%, 11/1/2051	350,000	227,377
2.94%, 11/1/2056	500,000	314,875
2.99%, 11/1/2063	550,000	338,052
3.15%, 3/1/2026	225,000	217,935
3.15%, 2/15/2028	200,000	188,674
3.20%, 7/15/2036	250,000	205,280
3.30%, 2/1/2027	150,000	143,913
3.30%, 4/1/2027	100,000	95,690
3.40%, 4/1/2030	550,000	508,986
3.40%, 7/15/2046	100,000	74,535
3.75%, 4/1/2040	250,000	207,717
3.90%, 3/1/2038	150,000	130,554
3.95%, 10/15/2025	350,000	344,263
4.00%, 11/1/2049	69,000	55,780
4.15%, 10/15/2028	250,000	244,032
4.20%, 8/15/2034	100,000	93,122
4.25%, 10/15/2030	50,000	48,297
4.25%, 1/15/2033	50,000	47,351
4.55%, 1/15/2029	500,000	496,415
4.60%, 10/15/2038	305,000	284,730
4.65%, 2/15/2033	500,000	490,430
4.65%, 7/15/2042	75,000	68,685
4.70%, 10/15/2048	500,000	457,630
4.95%, 10/15/2058	105,000	98,300
5.35%, 5/15/2053	500,000	496,100
5.50%, 11/15/2032	605,000	627,222
5.50%, 5/15/2064	750,000	752,115
Discovery Communications LLC:
3.95%, 3/20/2028	30,000	28,419
4.00%, 9/15/2055 (b)	265,000	180,990
4.65%, 5/15/2050 (b)	250,000	194,647
5.20%, 9/20/2047	100,000	84,125
Fox Corp.:
4.71%, 1/25/2029	40,000	39,466
5.48%, 1/25/2039	275,000	261,874
5.58%, 1/25/2049 (b)	25,000	23,286
6.50%, 10/13/2033	240,000	253,997
Grupo Televisa SAB 6.13%, 1/31/2046 (b)	58,000	57,346
Paramount Global:
2.90%, 1/15/2027	66,000	60,443
3.70%, 6/1/2028	50,000	44,981
4.20%, 6/1/2029	200,000	179,250
4.38%, 3/15/2043	25,000	16,980
4.95%, 1/15/2031 (b)	250,000	222,420
4.95%, 5/19/2050	200,000	141,824
5.85%, 9/1/2043	200,000	161,884
Security Description	Principal Amount	Value
Thomson Reuters Corp. 3.35%, 5/15/2026	$50,000	$48,180
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	74,137
5.50%, 9/1/2041	425,000	354,348
5.88%, 11/15/2040	50,000	43,622
6.75%, 6/15/2039	50,000	47,587
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	48,238
Series MTN, 3.00%, 7/30/2046	75,000	53,263
Series GMTN, 3.15%, 9/17/2025	25,000	24,321
Walt Disney Co.:
1.75%, 1/13/2026	105,000	99,303
2.00%, 9/1/2029	185,000	161,105
2.20%, 1/13/2028 (b)	570,000	523,705
2.65%, 1/13/2031	440,000	387,196
3.38%, 11/15/2026	100,000	96,243
3.50%, 5/13/2040	650,000	533,832
3.60%, 1/13/2051	75,000	58,093
3.70%, 10/15/2025	100,000	97,968
3.80%, 5/13/2060	90,000	70,167
4.70%, 3/23/2050 (b)	700,000	655,480
5.40%, 10/1/2043	75,000	76,392
6.65%, 11/15/2037	250,000	287,665
		17,404,010
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	50,334
4.50%, 12/15/2028 (b)	20,000	19,600
		69,934
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	180,038
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	258,320
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	109,058
4.75%, 2/28/2028	350,000	349,170
5.00%, 9/30/2043	50,000	48,063
5.10%, 9/8/2028	250,000	252,642
5.25%, 9/8/2026	250,000	251,493
5.25%, 9/8/2033	250,000	253,067
5.50%, 9/8/2053	95,000	98,101
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	350,000	334,656
Newmont Corp.:
2.25%, 10/1/2030	65,000	55,403
2.60%, 7/15/2032 (b)	500,000	417,990
2.80%, 10/1/2029	80,000	71,832
4.88%, 3/15/2042	50,000	46,522

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026 (d)	$140,000	$140,388
5.35%, 3/15/2034 (d)	965,000	970,800
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	161,228
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,748
4.75%, 3/22/2042	150,000	142,128
5.00%, 3/9/2033	250,000	251,138
5.13%, 3/9/2053	750,000	728,842
Southern Copper Corp. 5.88%, 4/23/2045	357,000	358,699
		5,501,326
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	100,000	87,726
2.88%, 10/15/2027 (b)	225,000	209,630
3.25%, 8/26/2049	310,000	213,885
Series MTN, 3.38%, 3/1/2029 (b)	50,000	46,462
Series MTN, 3.63%, 10/15/2047	25,000	18,439
Series MTN, 4.00%, 9/14/2048	30,000	24,049
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	57,195
Eaton Corp.:
3.10%, 9/15/2027	100,000	94,807
4.15%, 11/2/2042	25,000	21,947
4.35%, 5/18/2028	205,000	202,212
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	193,914
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	470,010
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	280,494
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (b)	40,000	32,702
4.25%, 9/15/2027	750,000	735,412
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	214,118
Textron, Inc.:
2.45%, 3/15/2031	30,000	25,267
3.90%, 9/17/2029	50,000	46,953
4.00%, 3/15/2026	50,000	48,771
6.10%, 11/15/2033	200,000	209,690
		3,233,683
MULTI-NATIONAL — 0.5%
African Development Bank:
4.13%, 2/25/2027	350,000	345,898
Series GMTN, 4.38%, 11/3/2027	405,000	403,514
4.63%, 1/4/2027	175,000	175,261
Security Description	Principal Amount	Value
Asian Development Bank:
Series GMTN, 2.88%, 5/6/2025	$225,000	$219,823
Series GMTN, 3.75%, 4/25/2028	175,000	170,651
Series GMTN, 4.13%, 1/12/2027	215,000	212,717
Series GMTN, 4.13%, 1/12/2034	500,000	490,730
Series GMTN, 4.38%, 3/6/2029	360,000	360,493
Series GMTN, 4.50%, 8/25/2028	383,000	385,152
Series GMTN, 4.63%, 6/13/2025	750,000	746,565
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	202,897
4.25%, 3/13/2034	150,000	148,259
Corp. Andina de Fomento:
2.25%, 2/8/2027 (b)	150,000	138,300
4.75%, 4/1/2026	45,000	44,473
5.00%, 1/24/2029	470,000	468,778
5.25%, 11/21/2025	100,000	99,641
6.00%, 4/26/2027	175,000	179,000
Council of Europe Development Bank 4.13%, 1/24/2029	550,000	544,709
European Bank for Reconstruction & Development Series MTN, 4.25%, 3/13/2034	400,000	396,216
European Investment Bank:
3.63%, 7/15/2030	1,120,000	1,077,966
4.00%, 2/15/2029	1,180,000	1,162,937
4.13%, 2/13/2034	286,000	281,255
4.38%, 3/19/2027 (b)	1,260,000	1,255,855
4.50%, 10/16/2028	500,000	503,265
Inter-American Development Bank:
3.13%, 9/18/2028	100,000	95,018
4.13%, 2/15/2029	280,000	277,491
4.38%, 2/1/2027	250,000	248,972
Series GMTN, 4.50%, 5/15/2026	1,315,000	1,310,069
Series GMTN, 4.50%, 9/13/2033	200,000	202,006
Inter-American Investment Corp. 4.25%, 2/14/2029	175,000	173,271
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	2,100,000	2,029,839
4.00%, 7/25/2030	500,000	490,825
4.00%, 1/10/2031	500,000	489,880

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
International Finance Corp.:
Series GMTN, 4.38%, 1/15/2027	$50,000	$49,816
Series GMTN, 4.50%, 7/13/2028	135,000	135,768
Nordic Investment Bank:
0.38%, 9/11/2025	200,000	187,504
2.63%, 4/4/2025	200,000	195,108
4.25%, 2/28/2029	200,000	199,266
		16,099,188
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	200,109
3.57%, 12/1/2031	500,000	441,380
		641,489
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	417,320
2.72%, 1/12/2032	500,000	430,770
2.94%, 6/4/2051	105,000	70,117
3.00%, 2/24/2050	250,000	170,522
3.02%, 1/16/2027	200,000	191,022
3.06%, 6/17/2041	500,000	379,605
3.38%, 2/8/2061	150,000	103,777
3.59%, 4/14/2027	250,000	241,072
3.63%, 4/6/2030	200,000	188,456
3.94%, 9/21/2028	100,000	96,896
4.70%, 4/10/2029	750,000	748,312
4.81%, 2/13/2033	535,000	527,890
4.89%, 9/11/2033	500,000	496,765
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	337,386
Series GMTN, 4.95%, 6/1/2047	100,000	90,241
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	29,061
Chevron Corp.:
1.55%, 5/11/2025	385,000	370,247
2.00%, 5/11/2027 (b)	350,000	323,697
2.24%, 5/11/2030	100,000	87,532
2.95%, 5/16/2026	50,000	48,161
3.08%, 5/11/2050 (b)	100,000	71,583
Chevron USA, Inc.:
0.69%, 8/12/2025 (b)	65,000	61,327
1.02%, 8/12/2027	40,000	35,520
2.34%, 8/12/2050	65,000	39,569
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	97,084
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	294,276
4.38%, 5/2/2028	250,000	246,607
Security Description	Principal Amount	Value
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	$100,000	$106,858
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	390,525
4.03%, 3/15/2062	215,000	170,321
5.30%, 5/15/2053	750,000	746,475
6.50%, 2/1/2039	75,000	85,069
6.95%, 4/15/2029	50,000	54,951
Coterra Energy, Inc. 3.90%, 5/15/2027	250,000	240,707
Devon Energy Corp.:
5.00%, 6/15/2045 (b)	25,000	22,159
5.85%, 12/15/2025	50,000	50,283
Diamondback Energy, Inc.:
3.25%, 12/1/2026	45,000	43,131
3.50%, 12/1/2029	100,000	92,545
4.40%, 3/24/2051	35,000	29,002
6.25%, 3/15/2033	550,000	586,476
6.25%, 3/15/2053	250,000	269,462
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,745
4.38%, 4/15/2030 (b)	30,000	29,371
4.95%, 4/15/2050 (b)	35,000	33,259
EQT Corp. 5.70%, 4/1/2028	500,000	504,550
Equinor ASA:
2.88%, 4/6/2025	250,000	244,142
3.25%, 11/18/2049	305,000	222,275
3.63%, 9/10/2028	50,000	48,132
3.63%, 4/6/2040	100,000	83,508
3.70%, 4/6/2050	250,000	197,942
3.95%, 5/15/2043	50,000	42,334
4.80%, 11/8/2043	30,000	28,466
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	44,907
2.61%, 10/15/2030	300,000	266,040
3.00%, 8/16/2039	50,000	39,138
3.10%, 8/16/2049	50,000	35,650
3.29%, 3/19/2027	350,000	338,632
3.45%, 4/15/2051 (b)	545,000	412,778
3.48%, 3/19/2030	250,000	235,607
4.11%, 3/1/2046	125,000	107,794
4.23%, 3/19/2040	105,000	95,729
4.33%, 3/19/2050 (b)	250,000	221,340
Hess Corp.:
5.60%, 2/15/2041	75,000	76,379
5.80%, 4/1/2047 (b)	250,000	256,810
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	48,626
5.20%, 6/1/2045 (b)	50,000	44,892
5.30%, 4/1/2029 (b)	200,000	199,730
5.70%, 4/1/2034	200,000	200,142
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	28,783

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2048	$25,000	$21,178
4.70%, 5/1/2025	350,000	347,063
5.13%, 12/15/2026	150,000	150,103
Occidental Petroleum Corp.:
6.45%, 9/15/2036	500,000	533,290
6.63%, 9/1/2030	750,000	794,482
Ovintiv, Inc.:
5.65%, 5/15/2025	585,000	585,152
5.65%, 5/15/2028 (b)	175,000	177,880
7.10%, 7/15/2053 (b)	750,000	839,407
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	250,000	236,265
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	125,952
3.15%, 12/15/2029	100,000	90,775
3.30%, 3/15/2052	500,000	350,165
3.55%, 10/1/2026	10,000	9,661
3.75%, 3/1/2028	25,000	23,893
3.85%, 4/9/2025	180,000	177,275
3.90%, 3/15/2028	50,000	48,292
4.88%, 11/15/2044	95,000	88,800
4.90%, 10/1/2046	10,000	9,155
5.65%, 6/15/2054	500,000	507,275
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	88,456
2.15%, 1/15/2031 (b)	70,000	58,954
5.10%, 3/29/2026	1,050,000	1,048,866
Shell International Finance BV:
2.38%, 11/7/2029	100,000	89,028
2.50%, 9/12/2026	150,000	142,242
2.75%, 4/6/2030	600,000	539,838
2.88%, 11/26/2041	350,000	259,595
3.13%, 11/7/2049	100,000	71,043
3.25%, 5/11/2025	100,000	98,034
3.25%, 4/6/2050 (b)	500,000	363,910
4.00%, 5/10/2046	100,000	84,128
4.13%, 5/11/2035 (b)	75,000	70,107
4.38%, 5/11/2045	750,000	670,020
4.55%, 8/12/2043	250,000	231,482
5.50%, 3/25/2040	25,000	26,091
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	210,253
4.00%, 11/15/2047	70,000	54,302
6.50%, 6/15/2038	50,000	53,189
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	378,540
3.13%, 5/29/2050 (b)	200,000	142,446
3.46%, 2/19/2029	500,000	474,125
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	24,219
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	227,907
3.65%, 12/1/2051	750,000	540,435
Security Description	Principal Amount	Value
6.63%, 6/15/2037	$250,000	$272,615
		24,528,368
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	600,000	554,490
3.34%, 12/15/2027	50,000	47,300
4.08%, 12/15/2047 (b)	150,000	123,830
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	448,610
3.80%, 11/15/2025	9,000	8,802
4.85%, 11/15/2035	150,000	145,942
5.00%, 11/15/2045 (b)	35,000	32,857
7.45%, 9/15/2039	25,000	30,314
NOV, Inc. 3.60%, 12/1/2029 (b)	100,000	91,978
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	132,954
		1,617,077
PACKAGING & CONTAINERS — 0.0% (a)
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	160,000	164,357
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	130,000	110,535
Berry Global, Inc.:
1.57%, 1/15/2026	250,000	234,055
5.65%, 1/15/2034 (d)	40,000	39,792
Packaging Corp. of America:
3.00%, 12/15/2029 (b)	25,000	22,531
3.40%, 12/15/2027 (b)	35,000	33,278
4.05%, 12/15/2049	10,000	8,004
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	423,005
3.38%, 9/15/2027	100,000	94,845
4.20%, 6/1/2032 (b)	50,000	47,082
		1,177,484
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.95%, 11/21/2026	605,000	575,990
3.20%, 5/14/2026	200,000	193,022
3.20%, 11/21/2029	1,245,000	1,147,442
3.60%, 5/14/2025	350,000	343,626
4.05%, 11/21/2039	1,450,000	1,291,167
4.25%, 11/14/2028 (b)	35,000	34,397
4.25%, 11/21/2049	340,000	294,280
4.30%, 5/14/2036	50,000	46,939
4.40%, 11/6/2042	50,000	45,339
4.45%, 5/14/2046	150,000	134,565
4.50%, 5/14/2035	50,000	48,087
4.55%, 3/15/2035	350,000	337,750
4.75%, 3/15/2045	75,000	70,712
4.80%, 3/15/2027	160,000	160,086

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 3/15/2029	$150,000	$150,321
4.88%, 11/14/2048	25,000	23,916
4.95%, 3/15/2031	80,000	80,721
5.05%, 3/15/2034	250,000	253,092
5.35%, 3/15/2044	790,000	805,500
5.40%, 3/15/2054	155,000	159,534
5.50%, 3/15/2064	110,000	113,096
Astrazeneca Finance LLC:
1.20%, 5/28/2026	785,000	725,034
1.75%, 5/28/2028	55,000	48,813
2.25%, 5/28/2031	20,000	16,894
4.85%, 2/26/2029	165,000	165,521
4.88%, 3/3/2028	250,000	250,687
5.00%, 2/26/2034	1,085,000	1,089,438
AstraZeneca PLC:
3.00%, 5/28/2051 (b)	780,000	547,810
3.38%, 11/16/2025	35,000	34,108
4.00%, 1/17/2029	35,000	33,929
4.00%, 9/18/2042	25,000	21,492
4.38%, 8/17/2048	40,000	35,778
6.45%, 9/15/2037	25,000	28,244
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	53,335
3.70%, 6/6/2027	163,000	156,614
4.67%, 6/6/2047	210,000	188,187
4.69%, 2/13/2028	265,000	262,273
4.69%, 12/15/2044	20,000	18,072
4.87%, 2/8/2029	250,000	248,592
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	46,722
1.13%, 11/13/2027 (b)	50,000	44,105
1.45%, 11/13/2030	30,000	24,379
2.35%, 11/13/2040	520,000	354,489
2.55%, 11/13/2050	30,000	18,506
2.95%, 3/15/2032	95,000	83,007
3.25%, 8/1/2042	50,000	38,174
3.40%, 7/26/2029	155,000	145,624
3.55%, 3/15/2042	550,000	440,979
3.70%, 3/15/2052	500,000	383,900
3.90%, 2/20/2028	100,000	97,084
4.13%, 6/15/2039	535,000	474,101
4.25%, 10/26/2049	150,000	128,155
4.35%, 11/15/2047	225,000	194,166
4.55%, 2/20/2048	100,000	89,491
4.90%, 2/22/2027	385,000	386,317
4.90%, 2/22/2029 (b)	115,000	115,609
4.95%, 2/20/2026	250,000	250,067
5.10%, 2/22/2031	500,000	504,680
5.20%, 2/22/2034	95,000	96,484
5.50%, 2/22/2044	35,000	35,811
5.55%, 2/22/2054	120,000	123,521
5.65%, 2/22/2064	145,000	149,301
5.90%, 11/15/2033 (b)	135,000	144,293
6.25%, 11/15/2053	125,000	140,891
Security Description	Principal Amount	Value
Cardinal Health, Inc.:
3.41%, 6/15/2027	$300,000	$284,997
4.90%, 9/15/2045	25,000	22,493
5.13%, 2/15/2029	250,000	250,565
Cencora, Inc.:
2.70%, 3/15/2031	200,000	171,744
2.80%, 5/15/2030	100,000	88,318
3.45%, 12/15/2027	50,000	47,534
5.13%, 2/15/2034	145,000	144,723
Cigna Group:
1.25%, 3/15/2026	165,000	152,930
2.40%, 3/15/2030	120,000	103,642
3.05%, 10/15/2027 (b)	50,000	46,933
3.20%, 3/15/2040	585,000	443,249
3.40%, 3/15/2050	415,000	295,069
3.40%, 3/15/2051	290,000	206,584
4.38%, 10/15/2028	810,000	790,447
4.50%, 2/25/2026	750,000	741,232
4.80%, 8/15/2038	60,000	56,414
4.90%, 12/15/2048	295,000	268,772
5.00%, 5/15/2029	250,000	250,225
5.25%, 2/15/2034	250,000	249,455
5.60%, 2/15/2054	85,000	85,330
6.13%, 11/15/2041	25,000	26,728
CVS Health Corp.:
1.30%, 8/21/2027	300,000	266,064
1.88%, 2/28/2031	250,000	203,575
2.70%, 8/21/2040	850,000	591,379
2.88%, 6/1/2026	210,000	200,174
3.75%, 4/1/2030	250,000	232,950
3.88%, 7/20/2025	20,000	19,631
4.13%, 4/1/2040	350,000	294,661
4.30%, 3/25/2028	179,000	174,700
4.78%, 3/25/2038	675,000	623,686
4.88%, 7/20/2035	45,000	43,348
5.00%, 2/20/2026	70,000	69,761
5.00%, 1/30/2029 (b)	820,000	821,140
5.05%, 3/25/2048	300,000	272,025
5.13%, 2/21/2030	100,000	100,293
5.13%, 7/20/2045	185,000	170,398
5.25%, 2/21/2033 (b)	100,000	100,046
5.30%, 6/1/2033 (b)	80,000	80,112
5.63%, 2/21/2053	700,000	687,330
5.88%, 6/1/2053	860,000	873,554
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	61,097
2.50%, 9/15/2060	250,000	147,297
4.50%, 2/9/2029	165,000	164,480
4.70%, 2/27/2033	725,000	722,390
4.70%, 2/9/2034	250,000	248,842
4.88%, 2/27/2053	140,000	136,745
5.00%, 2/9/2054	90,000	89,535
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	787,906

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	$55,000	$54,100
3.88%, 5/15/2028	100,000	97,190
4.20%, 3/18/2043	25,000	22,360
6.38%, 5/15/2038	50,000	56,469
Johnson & Johnson:
0.95%, 9/1/2027	65,000	57,806
1.30%, 9/1/2030 (b)	1,070,000	884,515
2.10%, 9/1/2040	565,000	388,726
2.25%, 9/1/2050	100,000	62,165
2.45%, 3/1/2026	30,000	28,748
2.45%, 9/1/2060	65,000	38,646
2.90%, 1/15/2028 (b)	250,000	236,750
3.40%, 1/15/2038	100,000	85,755
3.55%, 3/1/2036	150,000	133,375
3.63%, 3/3/2037	200,000	177,434
3.75%, 3/3/2047	100,000	82,970
4.50%, 12/5/2043	50,000	47,971
McKesson Corp. 0.90%, 12/3/2025	370,000	344,570
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	22,403
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	324,964
1.45%, 6/24/2030	55,000	45,301
1.70%, 6/10/2027	850,000	774,673
1.90%, 12/10/2028	100,000	88,736
2.15%, 12/10/2031	195,000	163,209
2.35%, 6/24/2040	70,000	49,263
2.75%, 12/10/2051	150,000	98,135
3.40%, 3/7/2029 (b)	100,000	94,758
3.60%, 9/15/2042	25,000	20,479
3.70%, 2/10/2045	50,000	40,822
3.90%, 3/7/2039	100,000	88,405
4.00%, 3/7/2049	65,000	54,642
4.05%, 5/17/2028	100,000	98,294
4.30%, 5/17/2030 (b)	200,000	195,706
4.50%, 5/17/2033	120,000	117,371
5.00%, 5/17/2053	750,000	733,740
Novartis Capital Corp.:
2.00%, 2/14/2027 (b)	100,000	93,143
2.20%, 8/14/2030	100,000	86,849
2.75%, 8/14/2050	815,000	552,668
3.00%, 11/20/2025	25,000	24,288
3.10%, 5/17/2027 (b)	30,000	28,705
4.00%, 11/20/2045	50,000	43,147
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	945,000	935,541
4.45%, 5/19/2028	500,000	492,840
4.65%, 5/19/2025	860,000	854,496
4.65%, 5/19/2030	250,000	247,417
5.11%, 5/19/2043	1,000,000	977,070
5.30%, 5/19/2053	660,000	656,489
5.34%, 5/19/2063	250,000	245,090
Security Description	Principal Amount	Value
Pfizer, Inc.:
1.70%, 5/28/2030	$150,000	$126,034
1.75%, 8/18/2031	65,000	53,093
2.55%, 5/28/2040	900,000	642,393
2.70%, 5/28/2050	250,000	167,525
3.00%, 12/15/2026 (b)	150,000	143,500
3.45%, 3/15/2029 (b)	100,000	94,825
3.60%, 9/15/2028 (b)	100,000	95,883
3.90%, 3/15/2039	25,000	21,642
4.00%, 12/15/2036 (b)	150,000	136,608
4.00%, 3/15/2049	100,000	83,626
4.10%, 9/15/2038	200,000	180,802
4.20%, 9/15/2048	35,000	30,099
7.20%, 3/15/2039 (b)	75,000	90,427
Sanofi SA 3.63%, 6/19/2028	100,000	96,702
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	530,000	506,669
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	211,780
3.03%, 7/9/2040	200,000	150,634
3.18%, 7/9/2050	500,000	348,310
5.00%, 11/26/2028	100,000	100,192
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	207,505
Viatris, Inc.:
2.70%, 6/22/2030	150,000	127,246
3.85%, 6/22/2040	500,000	369,185
4.00%, 6/22/2050 (b)	900,000	619,164
Wyeth LLC 6.00%, 2/15/2036	25,000	27,101
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	46,857
3.00%, 5/15/2050	105,000	72,351
3.90%, 8/20/2028	50,000	48,121
4.45%, 8/20/2048	25,000	22,054
4.70%, 2/1/2043	25,000	22,886
5.40%, 11/14/2025	95,000	95,150
		43,641,320
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	39,916
4.80%, 5/3/2029 (b)	40,000	39,412
5.63%, 8/1/2034	250,000	249,842
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	606,712
3.70%, 11/15/2029	90,000	83,732
Cheniere Energy Partners LP 5.95%, 6/30/2033	250,000	255,472
Cheniere Energy, Inc. 5.65%, 4/15/2034 (d)	115,000	115,729

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
DCP Midstream Operating LP 3.25%, 2/15/2032	$300,000	$258,285
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	161,180
3.40%, 8/1/2051	145,000	101,971
3.70%, 7/15/2027	50,000	48,047
4.00%, 11/15/2049	100,000	78,109
4.25%, 12/1/2026	50,000	49,002
5.70%, 3/8/2033	610,000	624,164
6.00%, 11/15/2028	150,000	156,006
6.70%, 11/15/2053	500,000	566,240
Energy Transfer LP:
2.90%, 5/15/2025	500,000	485,310
4.00%, 10/1/2027	50,000	48,075
4.15%, 9/15/2029	100,000	94,870
4.20%, 4/15/2027	50,000	48,638
4.40%, 3/15/2027	50,000	48,933
4.75%, 1/15/2026	225,000	222,714
4.95%, 5/15/2028	30,000	29,753
5.00%, 5/15/2050	250,000	219,217
5.15%, 2/1/2043	25,000	22,354
5.15%, 3/15/2045	225,000	204,842
5.25%, 4/15/2029	275,000	275,555
5.30%, 4/1/2044	25,000	23,016
5.35%, 5/15/2045	25,000	23,035
5.40%, 10/1/2047	150,000	138,498
5.55%, 2/15/2028	550,000	557,540
5.55%, 5/15/2034	175,000	175,507
5.75%, 2/15/2033	500,000	508,100
5.95%, 5/15/2054	750,000	748,417
6.05%, 12/1/2026	500,000	510,365
6.10%, 12/1/2028	250,000	259,330
6.25%, 4/15/2049	275,000	282,381
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (b)	100,000	92,201
3.20%, 2/15/2052 (b)	200,000	140,182
3.30%, 2/15/2053 (b)	250,000	177,582
3.70%, 1/31/2051	1,250,000	966,200
3.95%, 2/15/2027	200,000	195,290
4.15%, 10/16/2028	25,000	24,323
4.20%, 1/31/2050	65,000	54,922
4.80%, 2/1/2049	25,000	23,036
4.85%, 3/15/2044	50,000	46,841
4.90%, 5/15/2046	50,000	46,630
5.10%, 2/15/2045	200,000	191,988
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	142,529
5.35%, 1/31/2033	500,000	510,605
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,293
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	110,000	90,478
3.25%, 8/1/2050	650,000	428,805
Security Description	Principal Amount	Value
3.60%, 2/15/2051	$600,000	$419,100
4.30%, 6/1/2025	300,000	295,902
5.00%, 2/1/2029	200,000	199,260
5.05%, 2/15/2046	50,000	44,472
5.20%, 6/1/2033	675,000	664,645
5.30%, 12/1/2034	200,000	196,818
5.40%, 2/1/2034	200,000	199,150
5.55%, 6/1/2045	150,000	143,144
MPLX LP:
1.75%, 3/1/2026	35,000	32,733
2.65%, 8/15/2030	500,000	430,270
4.00%, 3/15/2028	35,000	33,701
4.50%, 4/15/2038	180,000	159,883
4.70%, 4/15/2048	100,000	85,364
4.80%, 2/15/2029 (b)	105,000	103,785
4.88%, 6/1/2025	50,000	49,592
4.90%, 4/15/2058	25,000	20,998
4.95%, 3/14/2052	1,000,000	878,530
5.00%, 3/1/2033	145,000	140,807
5.20%, 3/1/2047	100,000	91,553
5.20%, 12/1/2047	100,000	91,487
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	23,875
3.10%, 3/15/2030	525,000	469,943
3.40%, 9/1/2029	100,000	92,121
4.00%, 7/13/2027	30,000	29,001
4.20%, 10/3/2047	50,000	39,246
4.45%, 9/1/2049	40,000	32,411
4.50%, 3/15/2050	25,000	20,357
4.55%, 7/15/2028	50,000	49,069
4.85%, 2/1/2049	275,000	238,637
4.95%, 7/13/2047	150,000	131,720
5.00%, 3/1/2026	50,000	49,731
5.20%, 7/15/2048	25,000	22,925
5.55%, 11/1/2026	145,000	146,406
6.05%, 9/1/2033	145,000	151,373
6.63%, 9/1/2053	500,000	551,260
Plains All American Pipeline LP/PAA Finance Corp.:
4.50%, 12/15/2026	50,000	49,096
4.65%, 10/15/2025	400,000	394,756
4.70%, 6/15/2044	25,000	21,211
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	96,880
4.50%, 5/15/2030	250,000	240,360
5.88%, 6/30/2026	250,000	252,037
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	84,852
6.15%, 3/1/2029	200,000	208,536
6.50%, 2/15/2053	500,000	537,110
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	449,890

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	$700,000	$661,640
4.63%, 3/1/2034	250,000	236,340
4.75%, 5/15/2038	100,000	91,936
6.20%, 3/9/2026	550,000	549,081
7.63%, 1/15/2039	25,000	29,621
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	679,155
7.85%, 2/1/2026	200,000	207,456
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	49,028
Western Midstream Operating LP 6.15%, 4/1/2033 (b)	605,000	620,246
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	638,685
3.50%, 11/15/2030	100,000	90,935
3.75%, 6/15/2027	200,000	192,446
5.10%, 9/15/2045	125,000	115,846
5.40%, 3/2/2026	500,000	501,615
5.65%, 3/15/2033	500,000	513,475
5.75%, 6/24/2044	25,000	24,890
		25,381,566
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
4.88%, 3/1/2026	50,000	49,489
5.50%, 4/1/2029	115,000	115,799
5.95%, 8/15/2034	155,000	159,030
		324,318
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	57,182
4.80%, 10/1/2032	250,000	236,385
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	98,039
3.00%, 5/18/2051	250,000	158,660
3.38%, 8/15/2031	60,000	53,524
3.45%, 4/30/2025	100,000	97,846
4.00%, 2/1/2050	100,000	76,899
4.70%, 7/1/2030	35,000	33,974
5.15%, 4/15/2053	500,000	460,935
5.25%, 5/15/2036	115,000	112,780
American Tower Corp.:
1.45%, 9/15/2026	200,000	182,486
2.30%, 9/15/2031	145,000	118,184
2.75%, 1/15/2027	200,000	187,306
3.10%, 6/15/2050	100,000	66,562
3.13%, 1/15/2027	100,000	94,595
3.38%, 10/15/2026	75,000	71,685
3.65%, 3/15/2027 (b)	160,000	153,429
5.20%, 2/15/2029	500,000	500,095
5.45%, 2/15/2034 (b)	100,000	100,276
Security Description	Principal Amount	Value
5.50%, 3/15/2028	$750,000	$756,337
5.80%, 11/15/2028	250,000	256,115
5.90%, 11/15/2033	250,000	258,902
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	115,186
Series MTN, 2.45%, 1/15/2031 (b)	70,000	60,073
Series GMTN, 2.95%, 5/11/2026	50,000	47,856
Series MTN, 3.20%, 1/15/2028 (b)	40,000	37,646
Series MTN, 3.30%, 6/1/2029	65,000	60,249
Series MTN, 3.90%, 10/15/2046 (b)	50,000	39,794
5.00%, 2/15/2033	500,000	495,390
5.30%, 12/7/2033	250,000	252,877
Boston Properties LP:
2.45%, 10/1/2033	50,000	37,643
2.55%, 4/1/2032	200,000	158,342
2.75%, 10/1/2026	150,000	139,858
2.90%, 3/15/2030	35,000	29,997
3.40%, 6/21/2029 (b)	100,000	89,734
3.65%, 2/1/2026	100,000	96,371
6.50%, 1/15/2034 (b)	500,000	519,145
6.75%, 12/1/2027	100,000	103,813
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	44,429
2.50%, 8/16/2031	50,000	41,032
4.05%, 7/1/2030 (b)	25,000	23,227
4.13%, 6/15/2026	50,000	48,678
4.13%, 5/15/2029	100,000	94,304
5.50%, 2/15/2034	175,000	172,811
Camden Property Trust:
3.15%, 7/1/2029	65,000	59,459
4.10%, 10/15/2028	20,000	19,405
5.85%, 11/3/2026	250,000	254,825
COPT Defense Properties LP:
2.25%, 3/15/2026	35,000	32,921
2.75%, 4/15/2031	40,000	32,957
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	404,475
2.50%, 7/15/2031	500,000	413,745
2.90%, 4/1/2041	500,000	354,010
3.65%, 9/1/2027	150,000	142,249
3.70%, 6/15/2026	15,000	14,488
4.00%, 3/1/2027	20,000	19,352
4.75%, 5/15/2047	100,000	85,548
5.00%, 1/11/2028	35,000	34,650
5.80%, 3/1/2034	110,000	112,612
CubeSmart LP:
3.00%, 2/15/2030 (b)	100,000	88,410
4.38%, 2/15/2029	30,000	28,809
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	143,353

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 1/15/2028	$140,000	$141,004
DOC DR LLC:
2.63%, 11/1/2031	25,000	20,585
3.95%, 1/15/2028	100,000	95,552
Equinix, Inc.:
1.00%, 9/15/2025	150,000	140,314
1.45%, 5/15/2026	70,000	64,414
1.55%, 3/15/2028	75,000	65,068
2.00%, 5/15/2028	70,000	61,550
2.50%, 5/15/2031	100,000	83,469
2.95%, 9/15/2051	150,000	96,351
3.20%, 11/18/2029	45,000	40,344
3.40%, 2/15/2052	50,000	34,990
3.90%, 4/15/2032	100,000	90,404
ERP Operating LP:
1.85%, 8/1/2031	200,000	162,366
3.00%, 7/1/2029 (b)	25,000	22,740
3.50%, 3/1/2028	100,000	94,879
4.00%, 8/1/2047	50,000	39,055
4.15%, 12/1/2028 (b)	100,000	96,994
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	144,748
2.55%, 6/15/2031	30,000	24,922
3.00%, 1/15/2030	25,000	22,178
3.63%, 5/1/2027	50,000	47,631
4.00%, 3/1/2029	65,000	61,990
4.50%, 3/15/2048 (b)	50,000	42,092
5.50%, 4/1/2034	200,000	200,138
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	56,015
2.40%, 10/15/2031	70,000	57,553
3.50%, 7/1/2026	350,000	336,413
3.90%, 4/1/2029	520,000	489,762
4.00%, 6/15/2029	100,000	94,446
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	68,099
3.25%, 7/15/2027	50,000	46,950
5.38%, 5/1/2028	250,000	250,345
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	84,255
4.00%, 1/15/2030	65,000	59,322
4.00%, 1/15/2031	50,000	44,642
5.25%, 6/1/2025	20,000	19,885
5.38%, 4/15/2026	40,000	39,670
5.75%, 6/1/2028	20,000	20,036
6.75%, 12/1/2033	490,000	516,494
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	55,000	43,774
3.50%, 8/1/2026	25,000	23,866
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	90,281
2.13%, 12/1/2028 (b)	125,000	109,959
2.88%, 1/15/2031	125,000	107,417
5.25%, 12/15/2032 (b)	300,000	297,798
Security Description	Principal Amount	Value
Highwoods Realty LP:
3.05%, 2/15/2030	$25,000	$21,081
3.88%, 3/1/2027	50,000	47,267
7.65%, 2/1/2034	200,000	218,282
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	150,000	133,686
Invitation Homes Operating Partnership LP 5.45%, 8/15/2030	500,000	501,565
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	42,537
4.75%, 12/15/2028	25,000	23,897
6.25%, 1/15/2036 (b)	60,000	58,682
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	145,413
2.80%, 10/1/2026	50,000	47,167
3.70%, 10/1/2049	100,000	72,623
3.80%, 4/1/2027	25,000	24,021
4.60%, 2/1/2033	250,000	236,497
Kite Realty Group LP 5.50%, 3/1/2034	75,000	74,528
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	48,050
3.95%, 3/15/2029	100,000	96,219
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	161,010
3.10%, 4/15/2050	100,000	65,460
3.50%, 4/15/2051	45,000	32,518
3.60%, 12/15/2026 (b)	50,000	47,771
4.30%, 10/15/2028	35,000	33,851
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	162,068
3.63%, 10/1/2029	50,000	44,594
Piedmont Operating Partnership LP 3.15%, 8/15/2030 (b)	100,000	78,421
Prologis LP:
1.25%, 10/15/2030 (b)	30,000	24,064
1.63%, 3/15/2031	250,000	200,772
1.75%, 2/1/2031	70,000	57,338
2.13%, 4/15/2027	50,000	46,069
2.25%, 4/15/2030	65,000	56,314
2.25%, 1/15/2032	100,000	82,589
3.00%, 4/15/2050	50,000	34,468
3.05%, 3/1/2050	10,000	6,851
4.00%, 9/15/2028	100,000	96,653
4.38%, 2/1/2029	65,000	63,834
4.75%, 6/15/2033	200,000	195,918
4.88%, 6/15/2028	500,000	500,850
5.25%, 6/15/2053	350,000	344,099
Public Storage Operating Co.:
1.50%, 11/9/2026	50,000	45,886
1.85%, 5/1/2028	250,000	222,695
2.25%, 11/9/2031	65,000	53,941

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 8/1/2033	$400,000	$401,912
Realty Income Corp.:
0.75%, 3/15/2026	250,000	229,345
1.80%, 3/15/2033 (b)	300,000	227,268
2.10%, 3/15/2028	50,000	44,788
2.70%, 2/15/2032	60,000	50,144
2.85%, 12/15/2032	250,000	208,040
3.10%, 12/15/2029	150,000	136,272
3.40%, 1/15/2030	100,000	91,213
3.65%, 1/15/2028	100,000	95,289
3.88%, 4/15/2025	100,000	98,404
3.95%, 8/15/2027	40,000	38,781
4.13%, 10/15/2026	50,000	48,847
4.63%, 11/1/2025	50,000	49,519
4.70%, 12/15/2028	140,000	137,943
4.75%, 2/15/2029 (b)	250,000	247,147
4.88%, 6/1/2026	10,000	9,935
5.05%, 1/13/2026 (b)	45,000	44,862
Regency Centers LP:
4.13%, 3/15/2028	50,000	48,204
4.40%, 2/1/2047	150,000	123,139
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	124,738
5.13%, 8/15/2026	25,000	24,793
Simon Property Group LP:
1.38%, 1/15/2027	200,000	181,928
1.75%, 2/1/2028	250,000	222,867
2.20%, 2/1/2031 (b)	250,000	207,810
2.65%, 7/15/2030	350,000	305,875
2.65%, 2/1/2032	500,000	421,840
4.25%, 11/30/2046	50,000	41,200
5.50%, 3/8/2033	200,000	203,820
6.65%, 1/15/2054	250,000	286,030
Store Capital LLC:
2.70%, 12/1/2031	100,000	78,723
4.50%, 3/15/2028 (b)	50,000	47,341
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	56,806
2.70%, 7/15/2031	40,000	32,976
4.20%, 4/15/2032	50,000	44,931
Tanger Properties LP 3.88%, 7/15/2027	50,000	46,263
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	189,337
Series MTN, 2.95%, 9/1/2026	25,000	23,613
Series GMTN, 3.50%, 1/15/2028	150,000	140,731
Series MTN, 3.50%, 7/1/2027	50,000	47,200
Ventas Realty LP:
3.00%, 1/15/2030	50,000	44,101
3.85%, 4/1/2027	100,000	95,948
4.00%, 3/1/2028	100,000	95,362
Security Description	Principal Amount	Value
4.38%, 2/1/2045	$75,000	$60,747
VICI Properties LP 5.13%, 5/15/2032	750,000	717,495
Welltower OP LLC:
2.05%, 1/15/2029	560,000	488,314
2.70%, 2/15/2027	50,000	46,897
2.80%, 6/1/2031	200,000	171,666
3.10%, 1/15/2030	55,000	49,524
4.00%, 6/1/2025	175,000	172,042
4.13%, 3/15/2029	100,000	95,724
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	52,410
4.00%, 11/15/2029	200,000	188,766
4.75%, 5/15/2026	200,000	198,146
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	38,814
3.85%, 7/15/2029	100,000	93,327
		25,951,385
RETAIL — 0.7%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	200,000	177,854
4.75%, 6/1/2030	50,000	48,057
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	32,293
3.75%, 6/1/2027	100,000	96,511
4.50%, 2/1/2028	105,000	103,448
4.75%, 2/1/2033	95,000	91,749
5.20%, 8/1/2033	250,000	250,397
6.55%, 11/1/2033	140,000	153,271
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	49,120
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	90,477
1.60%, 4/20/2030	65,000	54,744
1.75%, 4/20/2032	530,000	429,623
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,426
4.55%, 2/15/2048	15,000	12,385
6.30%, 10/10/2033 (b)	115,000	120,103
Dollar General Corp.:
4.13%, 5/1/2028	70,000	67,973
4.15%, 11/1/2025	25,000	24,519
4.63%, 11/1/2027	100,000	98,413
5.00%, 11/1/2032	60,000	59,215
5.45%, 7/5/2033 (b)	750,000	752,617
5.50%, 11/1/2052	100,000	95,300
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	167,194
4.00%, 5/15/2025	100,000	98,343
4.20%, 5/15/2028	45,000	43,500
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	87,770
1.88%, 9/15/2031	40,000	32,671
2.13%, 9/15/2026	150,000	140,648
2.38%, 3/15/2051	500,000	296,375

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 4/15/2027	$350,000	$328,076
2.70%, 4/15/2030	250,000	222,770
2.75%, 9/15/2051	100,000	64,359
2.80%, 9/14/2027	250,000	235,572
2.88%, 4/15/2027	100,000	94,889
3.00%, 4/1/2026	350,000	337,708
3.13%, 12/15/2049	100,000	69,919
3.25%, 4/15/2032	130,000	116,236
3.30%, 4/15/2040	750,000	597,022
3.35%, 4/15/2050	150,000	109,733
3.63%, 4/15/2052	500,000	381,950
4.00%, 9/15/2025	80,000	78,861
4.25%, 4/1/2046	35,000	30,272
4.90%, 4/15/2029	500,000	505,320
4.95%, 9/15/2052 (b)	250,000	238,337
5.95%, 4/1/2041	50,000	53,747
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	20,000	17,447
1.70%, 9/15/2028	25,000	21,870
1.70%, 10/15/2030	520,000	424,887
2.50%, 4/15/2026	50,000	47,552
2.63%, 4/1/2031	100,000	86,062
3.00%, 10/15/2050	265,000	173,538
3.10%, 5/3/2027	200,000	189,644
3.35%, 4/1/2027	90,000	86,013
3.38%, 9/15/2025	25,000	24,362
3.50%, 4/1/2051	50,000	35,831
3.70%, 4/15/2046	50,000	38,288
3.75%, 4/1/2032 (b)	250,000	229,602
4.05%, 5/3/2047	300,000	241,662
4.40%, 9/8/2025	70,000	69,154
4.80%, 4/1/2026	765,000	760,624
5.00%, 4/15/2033	210,000	209,234
5.15%, 7/1/2033 (b)	350,000	352,418
5.80%, 9/15/2062	250,000	255,927
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	14,241
Series MTN, 2.13%, 3/1/2030	15,000	12,906
Series MTN, 2.63%, 9/1/2029	75,000	67,616
Series MTN, 3.50%, 3/1/2027 (b)	50,000	48,318
Series MTN, 3.60%, 7/1/2030	250,000	233,235
Series MTN, 3.63%, 9/1/2049	160,000	121,755
Series MTN, 3.70%, 1/30/2026	75,000	73,418
Series MTN, 3.80%, 4/1/2028	100,000	96,477
Series MTN, 4.20%, 4/1/2050	750,000	626,970
Series MTN, 4.45%, 3/1/2047	125,000	109,281
Security Description	Principal Amount	Value
Series MTN, 4.45%, 9/1/2048	$20,000	$17,572
Series MTN, 4.70%, 12/9/2035	150,000	145,796
4.80%, 8/14/2028	200,000	200,500
Series MTN, 4.88%, 12/9/2045	100,000	93,216
4.95%, 8/14/2033 (b)	200,000	200,162
5.45%, 8/14/2053	200,000	202,458
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	36,368
3.60%, 9/1/2027	50,000	47,786
4.35%, 6/1/2028	100,000	98,276
5.75%, 11/20/2026	175,000	177,884
Starbucks Corp.:
2.00%, 3/12/2027	100,000	92,208
2.25%, 3/12/2030	100,000	86,311
2.55%, 11/15/2030	100,000	86,706
3.00%, 2/14/2032	220,000	192,511
3.35%, 3/12/2050	25,000	17,868
3.50%, 11/15/2050	150,000	111,303
3.80%, 8/15/2025	50,000	49,061
4.00%, 11/15/2028	50,000	48,529
4.45%, 8/15/2049	100,000	86,743
4.50%, 11/15/2048	30,000	26,289
4.75%, 2/15/2026	425,000	422,539
4.80%, 2/15/2033	145,000	143,599
5.00%, 2/15/2034 (b)	200,000	198,270
Target Corp.:
1.95%, 1/15/2027	200,000	185,922
2.25%, 4/15/2025	500,000	486,110
2.50%, 4/15/2026 (b)	50,000	47,960
3.38%, 4/15/2029 (b)	100,000	94,432
4.40%, 1/15/2033	65,000	63,255
4.80%, 1/15/2053 (b)	565,000	530,891
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	202,718
2.25%, 9/15/2026	50,000	47,113
Walmart, Inc.:
1.05%, 9/17/2026	165,000	151,270
1.50%, 9/22/2028	500,000	441,845
1.80%, 9/22/2031 (b)	570,000	473,721
2.50%, 9/22/2041	750,000	538,740
2.65%, 9/22/2051	400,000	264,248
3.25%, 7/8/2029 (b)	80,000	75,883
3.90%, 4/15/2028	125,000	122,589
4.10%, 4/15/2033 (b)	135,000	129,994
4.50%, 9/9/2052	250,000	231,475
4.50%, 4/15/2053	1,000,000	924,280
		19,616,500
SEMICONDUCTORS — 0.6%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	414,815
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	25,289

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 10/1/2025	$25,000	$24,601
4.35%, 4/1/2047	100,000	90,056
5.10%, 10/1/2035 (b)	50,000	51,070
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	339,111
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	71,382
2.45%, 2/15/2031 (d)	700,000	589,722
2.60%, 2/15/2033 (d)	200,000	162,238
3.14%, 11/15/2035 (d)	750,000	606,262
3.15%, 11/15/2025	80,000	77,410
3.42%, 4/15/2033 (d)	315,000	272,699
3.47%, 4/15/2034 (d)	250,000	214,355
3.50%, 2/15/2041 (d)	315,000	244,591
3.75%, 2/15/2051 (d)	40,000	30,296
4.11%, 9/15/2028 (b)	159,000	153,573
4.15%, 11/15/2030 (b)	100,000	94,603
4.30%, 11/15/2032	55,000	51,712
4.75%, 4/15/2029	150,000	148,101
4.93%, 5/15/2037 (d)	500,000	474,205
5.00%, 4/15/2030 (b)	200,000	200,830
Intel Corp.:
1.60%, 8/12/2028	55,000	48,254
2.00%, 8/12/2031	100,000	82,192
2.45%, 11/15/2029	150,000	132,907
3.05%, 8/12/2051	350,000	236,008
3.10%, 2/15/2060	150,000	96,975
3.15%, 5/11/2027	200,000	190,060
3.25%, 11/15/2049	150,000	105,794
3.75%, 3/25/2027	300,000	291,288
3.75%, 8/5/2027	250,000	241,710
4.10%, 5/19/2046	370,000	312,210
4.10%, 5/11/2047	50,000	41,844
4.75%, 3/25/2050	150,000	135,501
4.88%, 2/10/2026	750,000	747,982
4.88%, 2/10/2028	150,000	150,456
4.90%, 8/5/2052	500,000	466,550
5.20%, 2/10/2033 (b)	635,000	643,877
5.63%, 2/10/2043	100,000	103,439
5.70%, 2/10/2053 (b)	570,000	589,939
5.90%, 2/10/2063	500,000	529,655
KLA Corp.:
3.30%, 3/1/2050	50,000	36,618
4.10%, 3/15/2029	65,000	63,515
4.95%, 7/15/2052	750,000	723,405
Lam Research Corp.:
3.75%, 3/15/2026 (b)	50,000	48,859
4.00%, 3/15/2029	280,000	271,620
4.88%, 3/15/2049	25,000	23,718
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	60,492
2.45%, 4/15/2028	65,000	58,607
2.95%, 4/15/2031	60,000	51,841
5.75%, 2/15/2029	250,000	256,107
Security Description	Principal Amount	Value
5.95%, 9/15/2033	$125,000	$129,555
Microchip Technology, Inc. 5.05%, 3/15/2029	90,000	90,072
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	91,942
4.66%, 2/15/2030	200,000	195,498
5.30%, 1/15/2031 (b)	70,000	70,448
5.38%, 4/15/2028 (b)	500,000	504,875
NVIDIA Corp.:
1.55%, 6/15/2028 (b)	100,000	89,133
2.00%, 6/15/2031	100,000	84,512
3.20%, 9/16/2026	50,000	48,283
3.50%, 4/1/2040	300,000	254,394
3.50%, 4/1/2050	150,000	119,434
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,708
3.15%, 5/1/2027	15,000	14,177
3.25%, 5/11/2041	350,000	259,560
3.40%, 5/1/2030	570,000	517,087
4.30%, 6/18/2029	500,000	481,700
4.40%, 6/1/2027	75,000	73,571
5.00%, 1/15/2033	100,000	97,676
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	219,410
2.15%, 5/20/2030	100,000	86,870
3.25%, 5/20/2027	50,000	47,924
3.25%, 5/20/2050 (b)	45,000	33,301
3.45%, 5/20/2025	50,000	49,077
4.25%, 5/20/2032	90,000	86,727
4.30%, 5/20/2047	50,000	44,137
4.80%, 5/20/2045	25,000	23,945
5.40%, 5/20/2033 (b)	250,000	262,280
6.00%, 5/20/2053	500,000	559,740
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	65,966
3.88%, 3/15/2039 (b)	250,000	223,725
4.15%, 5/15/2048	150,000	129,477
4.60%, 2/15/2028	115,000	115,099
4.85%, 2/8/2034	105,000	105,511
5.05%, 5/18/2063	500,000	486,540
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	690,817
3.13%, 10/25/2041	750,000	600,487
3.88%, 4/22/2027	200,000	194,068
		18,235,070
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	87,394
SOFTWARE — 0.7%
Adobe, Inc. 2.30%, 2/1/2030	30,000	26,383
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	133,850

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/15/2027	$50,000	$47,853
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	126,512
2.90%, 12/1/2029	50,000	44,360
Concentrix Corp. 6.65%, 8/2/2026	200,000	201,518
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	73,739
2.95%, 2/15/2051	65,000	43,492
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	305,000	282,329
1.65%, 3/1/2028	35,000	30,862
3.10%, 3/1/2041	15,000	10,940
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	45,940
2.65%, 6/1/2030	50,000	43,560
3.20%, 7/1/2026	275,000	263,593
3.50%, 7/1/2029	65,000	60,527
4.20%, 10/1/2028	65,000	62,746
4.40%, 7/1/2049	60,000	50,925
5.15%, 3/15/2027	600,000	601,920
5.45%, 3/2/2028	750,000	759,540
5.60%, 3/2/2033	500,000	509,875
Intuit, Inc.:
0.95%, 7/15/2025	15,000	14,216
1.65%, 7/15/2030	15,000	12,393
5.20%, 9/15/2033	150,000	152,734
5.25%, 9/15/2026	250,000	252,302
5.50%, 9/15/2053	310,000	321,975
Microsoft Corp.:
2.40%, 8/8/2026	200,000	189,822
2.53%, 6/1/2050	1,668,000	1,098,378
2.68%, 6/1/2060	288,000	185,507
2.92%, 3/17/2052	860,000	608,106
3.04%, 3/17/2062	312,000	217,670
3.13%, 11/3/2025	50,000	48,729
3.30%, 2/6/2027	780,000	756,101
3.45%, 8/8/2036	1,062,000	951,191
4.50%, 6/15/2047 (d)	150,000	142,051
Oracle Corp.:
1.65%, 3/25/2026	590,000	550,836
2.30%, 3/25/2028	105,000	94,797
2.50%, 4/1/2025	600,000	582,036
2.65%, 7/15/2026	45,000	42,602
2.80%, 4/1/2027	250,000	234,560
2.88%, 3/25/2031	370,000	321,796
2.95%, 5/15/2025	10,000	9,738
2.95%, 4/1/2030	300,000	267,051
3.60%, 4/1/2040	750,000	591,412
3.60%, 4/1/2050	525,000	378,997
3.65%, 3/25/2041	910,000	714,405
3.80%, 11/15/2037	180,000	150,952
3.85%, 7/15/2036	150,000	128,232
Security Description	Principal Amount	Value
3.85%, 4/1/2060	$250,000	$177,990
3.90%, 5/15/2035	5,000	4,390
3.95%, 3/25/2051	370,000	281,799
4.00%, 7/15/2046	180,000	141,809
4.10%, 3/25/2061	145,000	108,560
4.30%, 7/8/2034	200,000	184,494
4.38%, 5/15/2055	10,000	8,047
4.50%, 5/6/2028 (b)	90,000	88,688
4.90%, 2/6/2033	590,000	577,533
5.55%, 2/6/2053	500,000	488,440
5.80%, 11/10/2025	550,000	554,433
6.15%, 11/9/2029 (b)	295,000	311,036
6.25%, 11/9/2032 (b)	350,000	374,661
6.90%, 11/9/2052	500,000	575,330
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	201,497
2.00%, 6/30/2030	30,000	25,069
2.95%, 9/15/2029	40,000	36,032
3.80%, 12/15/2026	30,000	29,080
4.20%, 9/15/2028	65,000	63,145
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	57,201
1.95%, 7/15/2031 (b)	120,000	99,661
2.70%, 7/15/2041	60,000	43,428
2.90%, 7/15/2051	500,000	337,255
3.05%, 7/15/2061	50,000	32,579
3.70%, 4/11/2028	775,000	751,944
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	52,588
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028 (b)	500,000	498,205
5.00%, 3/28/2026	250,000	248,772
VMware LLC:
1.40%, 8/15/2026	500,000	456,675
3.90%, 8/21/2027	150,000	143,746
Workday, Inc. 3.50%, 4/1/2027	550,000	526,614
		19,919,754
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	176,620
4.38%, 7/16/2042	50,000	43,641
4.38%, 4/22/2049 (b)	200,000	172,186
4.70%, 7/21/2032	200,000	193,136
6.13%, 3/30/2040	100,000	105,577
AT&T, Inc.:
1.65%, 2/1/2028	530,000	469,479
1.70%, 3/25/2026	850,000	794,699
2.25%, 2/1/2032 (b)	125,000	101,618
2.30%, 6/1/2027	550,000	506,946
2.55%, 12/1/2033	350,000	280,602
2.75%, 6/1/2031	350,000	301,399
3.10%, 2/1/2043	150,000	111,240
3.50%, 6/1/2041	600,000	467,988

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/15/2053	$900,000	$635,823
3.55%, 9/15/2055	829,000	579,222
3.65%, 6/1/2051	100,000	73,296
3.65%, 9/15/2059	1,294,000	901,413
3.80%, 2/15/2027	150,000	145,245
3.80%, 12/1/2057	471,000	340,834
3.85%, 6/1/2060	45,000	32,561
4.10%, 2/15/2028	184,000	178,484
4.50%, 5/15/2035	300,000	279,780
4.55%, 3/9/2049	208,000	178,370
4.65%, 6/1/2044	25,000	22,018
4.75%, 5/15/2046	30,000	26,865
4.85%, 3/1/2039	570,000	532,209
5.40%, 2/15/2034	1,130,000	1,144,577
5.54%, 2/20/2026	600,000	599,976
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	338,476
4.30%, 7/29/2049	55,000	46,055
4.46%, 4/1/2048	30,000	25,856
5.20%, 2/15/2034 (b)	250,000	247,747
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	201,280
Cisco Systems, Inc.:
2.50%, 9/20/2026	500,000	473,615
3.50%, 6/15/2025 (b)	25,000	24,594
4.80%, 2/26/2027	155,000	155,310
4.85%, 2/26/2029	1,125,000	1,133,730
4.95%, 2/26/2031	500,000	504,290
5.05%, 2/26/2034	250,000	253,250
5.30%, 2/26/2054	200,000	205,370
5.35%, 2/26/2064	200,000	204,928
5.50%, 1/15/2040	300,000	316,272
Corning, Inc.:
4.38%, 11/15/2057	25,000	20,683
5.35%, 11/15/2048	100,000	96,859
5.75%, 8/15/2040	25,000	25,185
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	650,270
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	231,995
2.00%, 12/10/2030	250,000	203,218
3.75%, 8/15/2029	100,000	93,127
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	84,794
4.60%, 2/23/2028 (b)	125,000	123,323
4.60%, 5/23/2029 (b)	50,000	49,021
5.00%, 4/15/2029	125,000	124,461
Orange SA 5.50%, 2/6/2044	50,000	50,394
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	128,219
3.70%, 11/15/2049	50,000	36,724
Security Description	Principal Amount	Value
3.80%, 3/15/2032	$125,000	$112,506
4.30%, 2/15/2048	40,000	32,706
4.35%, 5/1/2049	155,000	127,111
4.55%, 3/15/2052	500,000	421,495
5.00%, 2/15/2029	225,000	223,515
5.00%, 3/15/2044 (b)	50,000	45,798
5.30%, 2/15/2034 (b)	300,000	297,156
Sprint Capital Corp. 6.88%, 11/15/2028 (b)	750,000	798,367
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	486,475
5.21%, 3/8/2047	300,000	276,132
5.52%, 3/1/2049	150,000	143,999
7.05%, 6/20/2036	25,000	27,969
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,589
TELUS Corp. 4.60%, 11/16/2048	150,000	130,722
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	40,317
2.25%, 11/15/2031	50,000	41,046
2.55%, 2/15/2031	165,000	140,506
2.70%, 3/15/2032	500,000	420,480
3.00%, 2/15/2041	555,000	408,741
3.30%, 2/15/2051	350,000	244,751
3.40%, 10/15/2052	500,000	353,665
3.50%, 4/15/2025	650,000	637,253
3.60%, 11/15/2060	20,000	14,025
3.75%, 4/15/2027	150,000	144,441
3.88%, 4/15/2030	380,000	356,204
4.38%, 4/15/2040	350,000	311,766
4.50%, 4/15/2050 (b)	545,000	471,992
4.80%, 7/15/2028	250,000	247,927
4.85%, 1/15/2029	750,000	744,832
5.05%, 7/15/2033	500,000	494,465
5.15%, 4/15/2034	85,000	84,704
5.20%, 1/15/2033	250,000	250,275
5.65%, 1/15/2053	250,000	255,002
5.75%, 1/15/2034	250,000	260,495
5.75%, 1/15/2054	500,000	516,990
6.00%, 6/15/2054	250,000	267,190
Verizon Communications, Inc.:
0.85%, 11/20/2025	200,000	186,424
1.45%, 3/20/2026	580,000	540,943
1.50%, 9/18/2030	60,000	48,991
1.68%, 10/30/2030	55,000	44,837
1.75%, 1/20/2031	200,000	162,366
2.10%, 3/22/2028	500,000	450,325
2.55%, 3/21/2031	500,000	427,175
2.63%, 8/15/2026	50,000	47,380
2.65%, 11/20/2040	200,000	140,918
2.88%, 11/20/2050	200,000	130,704
2.99%, 10/30/2056	337,000	215,505
3.00%, 11/20/2060	175,000	109,100
3.15%, 3/22/2030	500,000	452,430

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/22/2041	$1,500,000	$1,171,455
3.55%, 3/22/2051	1,500,000	1,112,580
3.70%, 3/22/2061	500,000	365,745
3.88%, 2/8/2029 (b)	10,000	9,573
4.00%, 3/22/2050	500,000	404,395
4.02%, 12/3/2029	350,000	334,026
4.27%, 1/15/2036	28,000	25,733
4.33%, 9/21/2028	285,000	278,744
4.40%, 11/1/2034	250,000	235,760
4.50%, 8/10/2033	250,000	239,150
5.05%, 5/9/2033 (b)	990,000	990,000
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	49,244
4.25%, 9/17/2050	750,000	605,610
4.38%, 2/19/2043	75,000	64,821
5.63%, 2/10/2053	640,000	635,098
		34,783,489
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027 (b)	30,000	28,220
3.90%, 11/19/2029 (b)	100,000	92,826
		121,046
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	10,278
3.30%, 9/15/2051	350,000	251,909
3.55%, 2/15/2050	250,000	189,858
3.90%, 8/1/2046	100,000	81,674
4.05%, 6/15/2048	155,000	129,034
4.13%, 6/15/2047	150,000	126,900
4.15%, 12/15/2048	30,000	25,389
4.45%, 3/15/2043	50,000	44,960
4.45%, 1/15/2053 (b)	500,000	443,080
4.55%, 9/1/2044	50,000	45,392
4.90%, 4/1/2044	125,000	118,804
5.20%, 4/15/2054	895,000	886,148
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,378
2.75%, 3/1/2026	100,000	96,153
3.20%, 8/2/2046	25,000	18,765
3.65%, 2/3/2048	50,000	40,174
5.85%, 11/1/2033	250,000	266,875
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	80,000	73,481
2.05%, 3/5/2030	35,000	29,791
2.45%, 12/2/2031 (b)	565,000	505,839
2.88%, 11/15/2029	65,000	58,272
3.00%, 12/2/2041	350,000	299,474
3.50%, 5/1/2050	25,000	18,740
4.00%, 6/1/2028	100,000	96,395
4.70%, 5/1/2048	50,000	44,575
4.80%, 9/15/2035	30,000	29,031
Security Description	Principal Amount	Value
CSX Corp.:
2.40%, 2/15/2030	$50,000	$43,737
2.50%, 5/15/2051	610,000	373,058
3.25%, 6/1/2027	50,000	47,637
3.35%, 9/15/2049	65,000	46,881
3.80%, 3/1/2028	50,000	48,369
3.80%, 11/1/2046	100,000	79,598
4.10%, 3/15/2044	75,000	63,899
4.25%, 3/15/2029	95,000	93,039
4.30%, 3/1/2048	50,000	42,944
4.50%, 3/15/2049	125,000	109,745
4.65%, 3/1/2068	50,000	43,403
5.20%, 11/15/2033 (b)	650,000	660,718
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	55,205
3.25%, 5/15/2041 (b)	415,000	310,698
3.40%, 2/15/2028	50,000	47,465
3.90%, 2/1/2035	200,000	178,176
4.05%, 2/15/2048	50,000	39,832
4.55%, 4/1/2046	100,000	86,223
4.75%, 11/15/2045	25,000	22,152
4.95%, 10/17/2048	100,000	91,006
5.25%, 5/15/2050 (b)	250,000	239,617
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	143,331
2.90%, 8/25/2051	150,000	97,221
3.00%, 3/15/2032	150,000	130,310
3.05%, 5/15/2050	350,000	236,967
3.15%, 6/1/2027	50,000	47,284
3.16%, 5/15/2055	68,000	44,953
3.40%, 11/1/2049	100,000	73,265
3.94%, 11/1/2047	100,000	79,722
4.45%, 3/1/2033 (b)	200,000	191,894
4.45%, 6/15/2045	19,000	16,546
5.05%, 8/1/2030	145,000	145,542
5.55%, 3/15/2034 (b)	95,000	98,873
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	115,181
Series MTN, 2.85%, 3/1/2027	145,000	136,022
Series MTN, 5.38%, 3/15/2029	100,000	100,857
Series MTN, 5.65%, 3/1/2028	250,000	254,847
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	232,572
2.38%, 5/20/2031	40,000	34,139
2.40%, 2/5/2030	500,000	438,450
2.75%, 3/1/2026	50,000	48,024
2.80%, 2/14/2032	570,000	495,159
2.97%, 9/16/2062	110,000	68,835
3.20%, 5/20/2041	70,000	54,570
3.25%, 2/5/2050	700,000	510,321
3.38%, 2/14/2042	40,000	31,666

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/14/2053 (b)	$75,000	$56,167
3.55%, 5/20/2061	100,000	71,731
3.80%, 10/1/2051	52,000	41,504
3.80%, 4/6/2071	175,000	129,957
3.84%, 3/20/2060	130,000	99,726
4.10%, 9/15/2067	15,000	11,838
4.50%, 1/20/2033 (b)	250,000	243,647
4.95%, 9/9/2052 (b)	250,000	241,627
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	28,228
3.05%, 11/15/2027	50,000	47,214
3.75%, 11/15/2047	175,000	140,042
3.90%, 4/1/2025	500,000	493,470
4.88%, 3/3/2033 (b)	175,000	175,284
5.05%, 3/3/2053 (b)	600,000	587,664
5.30%, 4/1/2050	200,000	202,926
		13,061,347
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031 (b)	200,000	159,330
3.10%, 6/1/2051	250,000	163,217
3.85%, 3/30/2027	50,000	48,210
4.55%, 11/7/2028 (b)	50,000	48,938
4.70%, 4/1/2029	25,000	24,520
5.40%, 3/15/2027	30,000	30,230
6.05%, 3/15/2034	100,000	103,012
		577,457
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	59,761
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	83,271
2.95%, 9/1/2027	121,000	113,197
3.25%, 6/1/2051 (b)	100,000	71,599
3.45%, 5/1/2050	50,000	36,866
3.75%, 9/1/2028 (b)	100,000	95,529
3.75%, 9/1/2047	100,000	79,127
4.30%, 12/1/2042	25,000	22,189
5.15%, 3/1/2034 (b)	250,000	250,985
5.45%, 3/1/2054	250,000	252,295
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	86,859
2.70%, 4/15/2030	60,000	51,857
5.38%, 1/15/2034	250,000	248,975
		1,392,749
TOTAL CORPORATE BONDS & NOTES (Cost $822,491,447)		755,332,615
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	$105,000	$105,426
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	250,000	252,224
BMW Vehicle Lease Trust:
Series 2024-1, Class A3, 4.98%, 3/25/2027	150,000	149,733
Series 2023-1, Class A4, 5.07%, 6/25/2026	98,000	97,638
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3, 4.87%, 2/15/2028	450,000	447,267
CarMax Auto Owner Trust:
Series 2023-1, Class A3, 4.75%, 10/15/2027	421,000	417,641
Series 2023-2, Class A3, 5.05%, 1/18/2028	250,000	249,162
Drive Auto Receivables Trust Series 2024-1, Class A3, 5.35%, 2/15/2028	32,000	31,840
Exeter Automobile Receivables Trust Series 2021-4A, Class D, 1.96%, 1/17/2028	300,000	285,198
Ford Credit Auto Owner Trust:
Series 2022-B, Class A4, 3.93%, 8/15/2027	200,000	196,014
Series 2023-A, Class A3, 4.65%, 2/15/2028	94,000	93,131
GM Financial Automobile Leasing Trust:
Series 2023-2, Class A3, 5.05%, 7/20/2026	90,000	89,685
Series 2023-3, Class A3, 5.38%, 11/20/2026	120,000	120,059
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	494,441
Series 2023-1, Class A3, 4.66%, 2/16/2028	55,000	54,541
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	125,000	124,447
Series 2023-1, Class A3, 5.04%, 4/21/2027	78,000	77,772
Series 2023-3, Class A3, 5.41%, 2/18/2028	183,000	183,571

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	$300,000	$300,185
Series 2023-B, Class A3, 5.48%, 4/17/2028	367,000	369,064
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	423,127
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	398,011
Santander Drive Auto Receivables Trust:
Series 2022-4, Class C, 5.00%, 11/15/2029	250,000	246,363
Series 2024-1, Class A3, 5.25%, 4/17/2028	26,000	25,972
Series 2023-4, Class A3, 5.73%, 4/17/2028	133,000	133,484
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	350,000	347,260
Series 2023-C, Class A3, 5.16%, 4/17/2028	69,000	69,065
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	300,000	303,368
World Omni Auto Receivables Trust Series 2022-D, Class A3, 5.61%, 2/15/2028	500,000	501,256
		6,586,945
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2022-2, Class A, 3.39%, 5/15/2027	200,000	195,862
Series 2022-3, Class A, 3.75%, 8/15/2027	800,000	784,440
Series 2023-1, Class A, 4.87%, 5/15/2028	137,000	136,699
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	650,000	648,616
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	250,000	248,301
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	500,000	490,107
Security Description	Principal Amount	Value
Series 2023-A1, Class A, 4.42%, 5/15/2028	$286,000	$282,585
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	304,119
Chase Issuance Trust:
Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	177,909
Series 2024-A1, Class A, 4.60%, 1/16/2029	175,000	173,997
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	193,277
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	246,517
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	244,577
Series 2023-A2, Class A, 4.93%, 6/15/2028	453,000	452,490
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	176,222
		4,755,718
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	250,000	248,384
John Deere Owner Trust Series 2023-A, Class A3, 5.01%, 11/15/2027	400,000	398,560
Verizon Master Trust:
Series 2023-1, Class A, 4.49%, 1/22/2029	400,000	395,370
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	205,103
		1,247,417
TOTAL ASSET-BACKED SECURITIES (Cost $12,730,125)		12,590,080
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
AUSTRALIA — 0.0% (a)
National Australia Bank Ltd. 5.20%, 5/13/2025	250,000	250,027
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	84,266
4.25%, 03/01/2028	750,000	743,745
Series GMTN, 0.50%, 02/02/2026	500,000	462,570
		1,290,581

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	$375,000	$378,529
CANADA — 0.5%
Canada Government International Bonds:
0.75%, 05/19/2026 (b)	500,000	460,645
3.75%, 04/26/2028	760,000	741,374
Export Development Canada:
3.38%, 08/26/2025	500,000	489,508
3.88%, 02/14/2028	500,000	489,857
4.13%, 02/13/2029 (b)	445,000	440,832
Province of Alberta:
1.00%, 05/20/2025	500,000	477,385
1.30%, 07/22/2030	400,000	330,283
3.30%, 03/15/2028 (b)	650,000	620,106
4.50%, 01/24/2034	200,000	197,813
Province of British Columbia:
0.90%, 07/20/2026	500,000	458,827
1.30%, 01/29/2031 (b)	200,000	163,319
4.20%, 07/06/2033 (b)	550,000	533,793
Series 9, 2.25%, 06/02/2026	150,000	142,286
Province of Manitoba 2.13%, 6/22/2026	250,000	236,083
Province of New Brunswick 3.63%, 2/24/2028	50,000	48,013
Province of Ontario:
0.63%, 01/21/2026	440,000	408,080
1.05%, 04/14/2026 (b)	500,000	463,948
1.13%, 10/07/2030	500,000	405,267
1.60%, 02/25/2031	250,000	207,365
1.80%, 10/14/2031	500,000	414,223
2.00%, 10/02/2029	350,000	307,823
2.50%, 04/27/2026	350,000	334,314
3.10%, 05/19/2027	750,000	716,983
4.20%, 01/18/2029	300,000	296,255
Series MTN, 2.13%, 01/21/2032 (b)	1,250,000	1,055,367
Province of Quebec:
0.60%, 07/23/2025	250,000	236,038
1.35%, 05/28/2030	300,000	249,580
1.90%, 04/21/2031	250,000	210,866
2.50%, 04/20/2026	250,000	238,908
2.75%, 04/12/2027	200,000	189,548
3.63%, 04/13/2028	1,750,000	1,690,217
4.50%, 04/03/2029	400,000	400,120
		13,655,026
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	171,055
2.55%, 07/27/2033	250,000	203,183
3.10%, 01/22/2061	250,000	157,565
3.13%, 01/21/2026	50,000	48,223
Security Description	Principal Amount	Value
3.24%, 02/06/2028	$200,000	$187,334
3.25%, 09/21/2071	250,000	157,818
3.86%, 06/21/2047	300,000	236,845
4.34%, 03/07/2042	250,000	218,123
4.85%, 01/22/2029	200,000	198,716
4.95%, 01/05/2036	335,000	324,182
5.33%, 01/05/2054	500,000	481,266
		2,384,310
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	55,305
0.38%, 07/18/2025	250,000	235,725
0.63%, 01/22/2026	225,000	209,068
0.75%, 09/30/2030 (b)	500,000	400,720
1.75%, 09/14/2029 (b)	250,000	219,050
2.00%, 05/02/2025	100,000	96,788
2.88%, 04/03/2028	290,000	273,688
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	222,554
0.88%, 09/03/2030	200,000	160,968
Series 37, 2.50%, 11/15/2027	50,000	46,697
Series 40, 0.50%, 05/27/2025	90,000	85,434
		2,005,997
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	408,360
2.15%, 07/28/2031	500,000	413,356
3.05%, 03/12/2051	250,000	176,774
3.55%, 03/31/2032	350,000	316,451
4.45%, 04/15/2070	200,000	168,392
4.55%, 01/11/2028	200,000	197,084
4.70%, 02/10/2034	200,000	195,085
4.75%, 02/11/2029 (b)	150,000	148,957
4.85%, 01/11/2033 (b)	200,000	198,194
5.10%, 02/10/2054	500,000	483,844
5.35%, 02/11/2049 (b)	100,000	100,626
5.65%, 01/11/2053	300,000	312,111
		3,119,234
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030 (b)	200,000	172,119
2.88%, 03/16/2026 (b)	100,000	95,015
3.25%, 01/17/2028	100,000	93,124
3.88%, 07/03/2050 (b)	200,000	147,590
4.13%, 01/17/2048	100,000	77,758
4.50%, 01/17/2033	400,000	372,068
5.50%, 03/12/2034	500,000	494,124
5.75%, 03/12/2054	500,000	479,739

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
State of Israel 3.38%, 1/15/2050	$300,000	$201,400
		2,132,937
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	250,000	231,794
2.88%, 10/17/2029	500,000	442,429
3.88%, 05/06/2051	200,000	143,645
4.00%, 10/17/2049	200,000	147,804
5.38%, 06/15/2033	50,000	49,431
		1,015,103
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	424,568
1.25%, 01/21/2031	250,000	201,873
1.88%, 04/15/2031 (b)	200,000	167,612
2.13%, 02/16/2029 (b)	250,000	222,989
2.38%, 04/20/2026	200,000	190,061
2.75%, 11/16/2027	200,000	186,966
2.88%, 04/14/2025	200,000	195,130
2.88%, 07/21/2027	100,000	94,358
3.25%, 07/20/2028 (b)	250,000	236,675
3.88%, 09/16/2025	500,000	491,096
4.25%, 01/26/2026	500,000	493,644
4.25%, 04/27/2026	450,000	443,889
4.38%, 01/24/2031	200,000	198,055
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	164,882
		3,711,798
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	375,708
3.25%, 04/16/2030	350,000	311,712
3.50%, 02/12/2034	250,000	208,176
3.75%, 01/11/2028	100,000	95,034
3.77%, 05/24/2061	200,000	130,120
3.90%, 04/27/2025 (b)	500,000	491,851
4.13%, 01/21/2026	125,000	122,586
4.15%, 03/28/2027	200,000	195,037
4.28%, 08/14/2041	1,025,000	828,528
4.40%, 02/12/2052	400,000	306,234
4.50%, 04/22/2029	250,000	241,623
4.50%, 01/31/2050 (b)	250,000	197,553
4.60%, 02/10/2048 (b)	200,000	160,525
4.75%, 04/27/2032 (b)	200,000	189,626
5.00%, 04/27/2051	200,000	168,335
5.40%, 02/09/2028	850,000	855,428
5.55%, 01/21/2045 (b)	450,000	419,342
6.00%, 05/07/2036	500,000	501,999
6.34%, 05/04/2053	500,000	494,176
Security Description	Principal Amount	Value
6.35%, 02/09/2035	$500,000	$516,334
6.40%, 05/07/2054	600,000	598,902
Series A, 6.05%, 01/11/2040	30,000	29,707
Series MTN, 4.75%, 03/08/2044	100,000	83,508
		7,522,044
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	200,000	143,409
3.16%, 01/23/2030	200,000	165,989
3.30%, 01/19/2033 (b)	500,000	387,054
3.87%, 07/23/2060	200,000	114,968
3.88%, 03/17/2028	200,000	182,245
4.50%, 05/15/2047	50,000	34,408
4.50%, 04/16/2050	700,000	470,106
6.40%, 02/14/2035 (b)	200,000	189,822
6.70%, 01/26/2036	50,000	48,888
6.85%, 03/28/2054	850,000	769,484
8.00%, 03/01/2038	700,000	732,578
		3,238,951
PERU — 0.1%
Peru Government International Bonds:
2.39%, 01/23/2026	250,000	236,613
2.78%, 01/23/2031	320,000	274,700
2.78%, 12/01/2060	150,000	86,444
3.00%, 01/15/2034	250,000	204,582
3.23%, 07/28/2121	150,000	86,365
3.30%, 03/11/2041	815,000	611,401
3.55%, 03/10/2051 (b)	70,000	50,727
3.60%, 01/15/2072	250,000	165,738
4.13%, 08/25/2027	150,000	145,194
5.63%, 11/18/2050	150,000	149,605
6.55%, 03/14/2037	25,000	27,133
		2,038,502
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	199,753
1.95%, 01/06/2032	200,000	160,936
2.46%, 05/05/2030	200,000	173,352
2.65%, 12/10/2045	600,000	396,226
2.95%, 05/05/2045	250,000	175,376
3.20%, 07/06/2046 (b)	200,000	143,434
3.70%, 03/01/2041	200,000	164,933
3.70%, 02/02/2042	100,000	81,900
3.95%, 01/20/2040	200,000	171,952
4.63%, 07/17/2028	500,000	495,270
5.00%, 07/17/2033 (b)	200,000	200,400
5.00%, 01/13/2037	150,000	148,319
5.50%, 01/17/2048 (b)	500,000	509,388
5.61%, 04/13/2033 (b)	500,000	520,014

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 01/14/2031	$100,000	$115,730
		3,656,983
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	169,763
4.63%, 03/18/2029	250,000	247,962
4.88%, 10/04/2033	500,000	492,295
5.13%, 09/18/2034	250,000	249,443
5.50%, 11/16/2027	350,000	357,234
5.50%, 03/18/2054	145,000	143,958
5.75%, 11/16/2032	250,000	261,643
		1,922,298
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	200,000	184,778
1.13%, 12/29/2026	200,000	180,783
2.38%, 04/21/2027	25,000	23,257
2.50%, 06/29/2041	250,000	178,740
3.25%, 11/10/2025 (b)	150,000	145,780
4.25%, 09/15/2027	250,000	245,196
4.50%, 01/11/2029	200,000	198,693
5.00%, 01/11/2028	250,000	252,593
5.13%, 09/18/2028	200,000	203,611
5.13%, 01/11/2033	200,000	203,681
Korea Development Bank:
0.80%, 07/19/2026 (b)	250,000	227,657
1.63%, 01/19/2031	250,000	204,086
3.00%, 01/13/2026	100,000	96,667
4.38%, 02/15/2028	200,000	197,703
4.38%, 02/15/2033	750,000	723,454
4.50%, 02/15/2029	200,000	198,640
4.63%, 02/15/2027	200,000	198,982
Korea International Bonds:
1.00%, 09/16/2030	200,000	161,233
3.50%, 09/20/2028	200,000	191,988
		4,017,522
SUPRANATIONAL — 0.8%
African Development Bank:
0.88%, 03/23/2026	150,000	139,161
4.38%, 03/14/2028	400,000	398,756
Asian Development Bank:
0.63%, 04/29/2025	500,000	476,945
3.13%, 04/27/2032	250,000	229,272
4.25%, 01/09/2026	650,000	644,254
Series GMTN, 0.38%, 09/03/2025	250,000	234,537
Series GMTN, 0.50%, 02/04/2026	250,000	231,415
Series GMTN, 0.75%, 10/08/2030	200,000	159,488
Series GMTN, 1.00%, 04/14/2026	100,000	92,876
Security Description	Principal Amount	Value
Series GMTN, 1.25%, 06/09/2028	$100,000	$87,988
Series GMTN, 1.50%, 01/20/2027	500,000	460,570
Series GMTN, 1.50%, 03/04/2031	250,000	208,005
Series GMTN, 1.88%, 03/15/2029	250,000	222,738
Series GMTN, 1.88%, 01/24/2030	500,000	436,210
Series GMTN, 2.00%, 04/24/2026	100,000	94,742
Series GMTN, 2.38%, 08/10/2027	50,000	46,772
Series GMTN, 2.50%, 11/02/2027	100,000	93,567
Series GMTN, 2.63%, 01/12/2027	50,000	47,537
Series GMTN, 3.13%, 08/20/2027 (b)	1,000,000	957,710
Series GMTN, 3.13%, 09/26/2028	50,000	47,527
Series GMTN, 3.88%, 09/28/2032	200,000	193,216
Series GMTN, 4.00%, 01/12/2033	170,000	165,524
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	200,000	189,728
0.50%, 01/27/2026	500,000	462,935
3.75%, 09/14/2027 (b)	200,000	195,060
4.00%, 01/18/2028 (b)	500,000	491,355
Council of Europe Development Bank:
0.88%, 09/22/2026	100,000	91,331
3.63%, 01/26/2028	150,000	145,604
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 11/25/2025	250,000	232,937
Series GMTN, 0.50%, 01/28/2026	200,000	185,258
Series GMTN, 4.38%, 03/09/2028	660,000	658,528
European Investment Bank:
0.38%, 12/15/2025	200,000	185,680
0.38%, 03/26/2026	750,000	689,400
0.63%, 07/25/2025	350,000	331,023
0.75%, 10/26/2026	250,000	227,258
0.75%, 09/23/2030	200,000	160,446
1.25%, 02/14/2031 (b)	390,000	320,588
1.63%, 05/13/2031	100,000	83,947
1.75%, 03/15/2029	133,000	117,871
2.13%, 04/13/2026 (b)	100,000	95,078
2.38%, 05/24/2027	100,000	93,977
2.75%, 08/15/2025	195,000	189,456

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 02/14/2033 (b)	$990,000	$949,638
3.88%, 03/15/2028	300,000	294,282
Series GMTN, 1.38%, 03/15/2027	350,000	320,166
Inter-American Development Bank:
0.63%, 07/15/2025	500,000	473,045
0.63%, 09/16/2027 (b)	500,000	438,930
0.88%, 04/03/2025	500,000	479,460
1.13%, 07/20/2028	200,000	174,852
1.50%, 01/13/2027	350,000	322,574
2.00%, 07/23/2026	100,000	94,286
2.38%, 07/07/2027	100,000	93,606
3.50%, 09/14/2029	200,000	191,832
4.00%, 01/12/2028	200,000	196,894
4.38%, 01/24/2044	75,000	71,576
Series GMTN, 0.88%, 04/20/2026	250,000	231,537
Series GMTN, 1.13%, 01/13/2031	750,000	609,712
Inter-American Investment Corp. 4.13%, 2/15/2028 (b)	200,000	196,560
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	750,000	706,455
0.50%, 10/28/2025	250,000	233,640
0.63%, 04/22/2025	550,000	525,129
0.75%, 11/24/2027	390,000	341,971
0.75%, 08/26/2030	170,000	136,192
0.88%, 07/15/2026	1,000,000	919,840
0.88%, 05/14/2030	250,000	203,725
1.13%, 09/13/2028	500,000	435,350
1.25%, 02/10/2031 (b)	500,000	409,055
1.38%, 04/20/2028	250,000	222,140
1.63%, 11/03/2031	1,000,000	826,750
1.75%, 10/23/2029	250,000	218,048
2.50%, 07/29/2025	200,000	193,756
2.50%, 11/22/2027	250,000	233,907
3.13%, 06/15/2027	700,000	672,203
3.88%, 02/14/2030	825,000	804,705
Series GMTN, 4.75%, 02/15/2035	25,000	25,501
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	235,792
Series GMTN, 0.75%, 10/08/2026	500,000	455,245
Series GMTN, 2.13%, 04/07/2026	100,000	95,122
Series GMTN, 3.63%, 09/15/2025	133,000	130,605
Nordic Investment Bank:
4.38%, 03/14/2028	200,000	199,378
Security Description	Principal Amount	Value
Series GMTN, 0.50%, 01/21/2026	$200,000	$185,370
		24,365,099
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	328,452
4.13%, 06/14/2028	200,000	196,787
Series GMTN, 2.25%, 03/22/2027	250,000	233,356
Series GMTN, 4.63%, 11/28/2025	500,000	497,007
		1,255,602
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	250,000	225,810
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	222,999
4.38%, 01/23/2031	280,000	273,958
4.98%, 04/20/2055	400,000	375,194
5.10%, 06/18/2050	175,000	169,236
5.75%, 10/28/2034	350,000	369,292
		1,410,679
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $87,030,039)		79,597,032
U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.2%
Federal Farm Credit Banks Funding Corp.:
0.68%, 8/4/2025	100,000	94,272
0.68%, 1/13/2027	250,000	223,123
0.70%, 1/27/2027	100,000	89,240
0.79%, 6/21/2027	125,000	110,650
0.90%, 8/19/2027	100,000	88,320
1.00%, 8/3/2027	100,000	88,523
1.04%, 1/25/2029	150,000	126,855
1.10%, 8/10/2029	150,000	124,176
1.14%, 8/20/2029	150,000	126,187
1.15%, 8/12/2030	100,000	80,473
1.32%, 9/9/2030	100,000	81,949
1.38%, 1/14/2031	250,000	201,079
1.65%, 7/23/2035	100,000	71,175
1.69%, 8/20/2035	100,000	71,145
1.95%, 8/13/2040	100,000	62,253
1.99%, 3/17/2031	500,000	417,055
4.38%, 6/23/2026	1,000,000	994,994
Federal Home Loan Banks:
0.38%, 9/4/2025	750,000	703,948
0.50%, 4/14/2025	1,455,000	1,387,977

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
0.55%, 1/20/2026	$150,000	$138,459
0.65%, 1/28/2026	150,000	138,921
0.65%, 2/26/2026	100,000	92,386
0.70%, 1/28/2026	150,000	139,080
0.75%, 2/24/2026	100,000	92,579
0.83%, 2/10/2027	100,000	89,908
0.90%, 2/26/2027	150,000	135,064
1.00%, 8/16/2028	250,000	213,872
1.25%, 12/21/2026	1,000,000	917,459
3.25%, 6/9/2028	500,000	479,092
3.25%, 11/16/2028	280,000	268,255
4.00%, 6/30/2028	500,000	494,710
4.13%, 1/15/2027	500,000	496,034
4.63%, 6/6/2025 (b)	675,000	672,638
4.63%, 11/17/2026	1,000,000	1,003,414
Series 677, 5.50%, 7/15/2036	135,000	148,084
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025	860,000	811,842
0.38%, 9/23/2025	2,980,000	2,791,728
0.60%, 10/15/2025	110,000	102,967
0.60%, 10/20/2025	150,000	140,127
0.60%, 11/12/2025	150,000	139,710
0.63%, 11/25/2025	175,000	162,856
0.64%, 11/24/2025	175,000	162,916
0.68%, 8/6/2025	100,000	94,261
0.75%, 6/23/2026	150,000	137,175
1.50%, 4/1/2037	4,580,483	3,962,923
1.50%, 12/1/2040	2,192,770	1,797,555
1.50%, 2/1/2051	2,032,998	1,536,506
1.50%, 10/1/2051	1,771,129	1,336,161
1.50%, 11/1/2051	5,168,164	3,898,363
2.00%, 2/1/2036	2,029,623	1,806,069
2.00%, 6/1/2036	1,742,067	1,550,511
2.00%, 1/1/2037	2,422,261	2,146,830
2.00%, 4/1/2037	1,426,592	1,262,772
2.00%, 9/1/2050	3,740,645	3,009,022
2.00%, 10/1/2050	1,188,684	948,435
2.00%, 12/1/2050	903,812	719,776
2.00%, 1/1/2051	6,227,609	4,963,123
2.00%, 2/1/2051	2,838,977	2,261,655
2.00%, 9/1/2051	4,269,798	3,389,520
2.00%, 11/1/2051	6,839,862	5,425,483
2.00%, 12/1/2051	1,830,797	1,478,325
2.00%, 2/1/2052	8,017,316	6,375,491
2.00%, 3/1/2052	4,907,013	3,884,459
2.22%, 7/13/2040	150,000	97,877
2.50%, 10/1/2029	10,339	9,846
2.50%, 1/1/2031	24,364	22,961
2.50%, 5/1/2031	38,534	36,377
2.50%, 6/1/2031	71,541	67,509
2.50%, 10/1/2031	69,431	65,418
2.50%, 12/1/2031	92,529	87,283
2.50%, 12/1/2032	325,060	302,760
Security Description	Principal Amount	Value
2.50%, 2/1/2033	$342,435	$318,600
2.50%, 9/1/2035	443,468	405,541
2.50%, 1/1/2037	1,608,160	1,463,685
2.50%, 1/1/2042	979,776	850,705
2.50%, 7/1/2042	2,851,543	2,466,444
2.50%, 9/1/2046	591,438	504,496
2.50%, 7/1/2050	2,590,171	2,161,184
2.50%, 10/1/2050	1,682,968	1,402,667
2.50%, 1/1/2051	682,871	569,562
2.50%, 2/1/2051	2,196,482	1,827,928
2.50%, 6/1/2051	5,196,278	4,295,952
2.50%, 9/1/2051	4,659,046	3,866,421
2.50%, 10/1/2051	3,881,893	3,220,277
2.50%, 11/1/2051	4,770,745	3,956,156
2.50%, 12/1/2051	4,078,660	3,380,977
2.50%, 3/1/2052	3,505,174	2,901,091
2.50%, 4/1/2052	10,218,296	8,544,887
3.00%, 10/1/2030	162,574	155,763
3.00%, 12/1/2030	29,801	28,464
3.00%, 5/1/2031	22,176	21,211
3.00%, 12/1/2031	127,698	121,825
3.00%, 2/1/2032	168,863	161,033
3.00%, 5/1/2032	169,366	160,604
3.00%, 7/1/2032	48,244	45,717
3.00%, 1/1/2033	205,483	194,277
3.00%, 3/1/2035	870,992	817,333
3.00%, 5/1/2035	405,216	380,033
3.00%, 4/1/2036	119,374	110,784
3.00%, 6/1/2036	76,379	70,812
3.00%, 2/1/2038	223,313	204,878
3.00%, 5/1/2042	455,729	406,011
3.00%, 1/1/2043	1,151,816	1,033,142
3.00%, 7/1/2043	1,197,452	1,073,326
3.00%, 6/1/2045	27,447	24,262
3.00%, 8/1/2045	179,277	160,051
3.00%, 4/1/2046	103,233	91,214
3.00%, 6/1/2046	1,341,196	1,200,181
3.00%, 7/1/2046	1,745,345	1,540,791
3.00%, 8/1/2046	197,802	174,771
3.00%, 9/1/2046	64,331	56,841
3.00%, 10/1/2046	109,867	97,075
3.00%, 11/1/2046	401,151	354,443
3.00%, 12/1/2046	359,838	317,940
3.00%, 1/1/2047	262,413	231,860
3.00%, 2/1/2047	722,716	633,242
3.00%, 4/1/2047	1,722,633	1,520,741
3.00%, 9/1/2049	173,431	151,255
3.00%, 12/1/2049	168,182	146,677
3.00%, 2/1/2050	621,900	542,378
3.00%, 5/1/2050	1,503,486	1,309,405
3.00%, 8/1/2050	3,155,056	2,770,923
3.00%, 6/1/2051	1,386,027	1,200,779
3.00%, 12/1/2051	2,268,975	1,956,926
3.00%, 3/1/2052	4,439,912	3,823,623
3.00%, 4/1/2052	933,242	803,702

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2052	$1,460,869	$1,257,750
3.50%, 4/1/2032	88,553	85,197
3.50%, 6/1/2033	162,478	156,128
3.50%, 9/1/2033	109,788	105,448
3.50%, 11/1/2034	78,297	74,537
3.50%, 3/1/2037	96,447	91,154
3.50%, 10/1/2037	1,356,387	1,287,482
3.50%, 7/1/2038	1,172,769	1,113,192
3.50%, 4/1/2042	111,079	103,379
3.50%, 12/1/2042	74,834	69,263
3.50%, 8/1/2043	193,598	178,934
3.50%, 5/1/2044	844,858	781,577
3.50%, 11/1/2044	11,809	10,855
3.50%, 1/1/2045	16,011	14,717
3.50%, 7/1/2045	98,910	90,721
3.50%, 10/1/2045	15,113	13,848
3.50%, 12/1/2045	187,422	171,819
3.50%, 1/1/2046	22,498	20,615
3.50%, 3/1/2046	45,545	41,629
3.50%, 4/1/2046	65,098	59,500
3.50%, 6/1/2046	77,364	70,712
3.50%, 8/1/2046	877,746	804,276
3.50%, 12/1/2046	260,403	238,010
3.50%, 2/1/2047	169,846	155,240
3.50%, 3/1/2047	161,521	147,631
3.50%, 4/1/2047	91,320	83,267
3.50%, 6/1/2047	87,734	79,997
3.50%, 10/1/2047	159,889	145,788
3.50%, 11/1/2047	56,631	51,637
3.50%, 12/1/2047	129,900	118,445
3.50%, 4/1/2049	129,975	117,847
3.50%, 7/1/2049	345,806	313,154
3.50%, 9/1/2049	1,706,591	1,562,393
3.50%, 10/1/2049	36,767	33,296
3.50%, 3/1/2050	877,929	795,033
3.50%, 9/1/2052	2,256,088	2,020,469
4.00%, 11/1/2033	118,540	115,718
4.00%, 4/1/2042	10,221	9,759
4.00%, 6/1/2042	31,448	30,019
4.00%, 7/1/2042	527,242	503,418
4.00%, 12/1/2044	11,959	11,334
4.00%, 4/1/2045	8,561	8,107
4.00%, 10/1/2045	20,526	19,437
4.00%, 12/1/2045	39,274	37,189
4.00%, 1/1/2046	142,819	135,237
4.00%, 2/1/2046	56,221	53,236
4.00%, 1/1/2047	175,669	166,059
4.00%, 2/1/2047	69,706	65,893
4.00%, 6/1/2047	124,369	117,270
4.00%, 9/1/2047	151,638	142,983
4.00%, 11/1/2047	113,567	107,085
4.00%, 1/1/2048	296,745	279,807
4.00%, 10/1/2048	563,593	530,481
4.00%, 4/1/2049	44,485	41,820
4.00%, 2/1/2051	2,222,929	2,087,229
Security Description	Principal Amount	Value
4.00%, 8/1/2052	$2,432,118	$2,251,849
4.00%, 10/1/2052	343,126	317,747
4.00%, 1/1/2053	5,093,809	4,716,256
4.50%, 5/1/2042	278,337	273,445
4.50%, 5/1/2044	101,586	99,309
4.50%, 12/1/2045	167,712	163,953
4.50%, 9/1/2046	125,197	122,293
4.50%, 4/1/2047	63,699	61,845
4.50%, 10/1/2047	97,092	94,267
4.50%, 11/1/2047	80,126	77,794
4.50%, 12/1/2047	42,145	40,918
4.50%, 7/1/2048	224,597	217,302
4.50%, 9/1/2048	353,559	341,646
4.50%, 11/1/2048	123,698	119,681
4.50%, 6/1/2049	167,776	162,020
4.50%, 11/1/2049	338,873	327,247
4.50%, 6/1/2052	977,114	931,893
4.50%, 10/1/2052	1,005,303	957,946
4.50%, 11/1/2052	996,978	948,950
4.50%, 12/1/2052	2,189,177	2,103,428
4.50%, 5/1/2053	214,803	204,434
5.00%, 7/1/2041	56,460	56,689
5.00%, 11/1/2048	124,028	122,981
5.00%, 9/1/2052	2,905,126	2,838,977
5.00%, 10/1/2052	696,473	684,393
5.00%, 12/1/2052	1,267,773	1,248,793
5.00%, 2/1/2053	5,418,956	5,285,064
5.00%, 7/1/2053	6,184,213	6,031,166
5.00%, 12/1/2053	615,481	600,249
5.50%, 8/1/2038	163,724	167,627
5.50%, 12/1/2052	393,789	396,805
5.50%, 2/1/2053	2,032,259	2,022,982
5.50%, 7/1/2053	4,110,079	4,086,727
6.00%, 7/1/2040	65,065	68,037
6.00%, 9/1/2053	1,318,739	1,347,466
6.00%, 11/1/2053	4,914,844	4,957,553
6.00%, 12/1/2053	1,328,267	1,339,810
6.25%, 7/15/2032 (b)	460,000	523,020
6.50%, 6/1/2053	1,312,443	1,339,571
6.50%, 10/1/2053	2,095,070	2,138,376
6.50%, 12/1/2053	3,039,794	3,154,617
6.75%, 3/15/2031	1,000,000	1,145,168
7.00%, 1/1/2054	3,826,003	3,939,617
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K049, Class A2, 3.01%, 7/25/2025	200,000	194,786
Series K054, Class A2, 2.75%, 1/25/2026	500,000	481,467
Series K062, Class A2, 3.41%, 12/25/2026	400,000	386,265
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	970,317
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	243,375

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K086, Class A2, 3.86%, 11/25/2028 (c)	$160,001	$154,570
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,546,525
Series K090, Class A2, 3.42%, 2/25/2029	163,934	155,241
Series K092, Class A2, 3.30%, 4/25/2029	350,000	329,257
Series K093, Class A2, 2.98%, 5/25/2029	100,000	92,689
Series K094, Class A2, 2.90%, 6/25/2029	352,767	324,954
Series K098, Class A2, 2.43%, 8/25/2029	100,000	89,690
Series K099, Class A2, 2.60%, 9/25/2029	100,000	90,332
Series K101, Class A2, 2.52%, 10/25/2029	200,000	179,574
Series K109, Class A2, 1.56%, 4/25/2030	100,000	84,068
Series K114, Class A2, 1.37%, 6/25/2030	85,000	70,064
Series K115, Class A2, 1.38%, 6/25/2030	400,000	330,237
Series K118, Class A2, 1.49%, 9/25/2030	750,000	619,562
Series K121, Class A2, 1.55%, 10/25/2030	320,000	264,264
Series K123, Class A2, 1.62%, 12/25/2030	233,333	193,171
Series K124, Class A2, 1.66%, 12/25/2030	500,000	414,259
Series K126, Class A2, 2.07%, 1/25/2031	500,000	425,699
Series K127, Class A2, 2.11%, 1/25/2031	450,000	383,520
Series K131, Class A2, 1.85%, 7/25/2031	500,000	414,858
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	224,219
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	187,507
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	407,052
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	190,009
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	478,533
Series K734, Class A2, 3.21%, 2/25/2051	750,000	728,110
Series K735, Class A2, 2.86%, 5/25/2026	195,152	187,620
Series K736, Class A2, 2.28%, 7/25/2026	300,000	284,596
Series K743, Class A2, 1.77%, 5/25/2028	300,000	267,610
Security Description	Principal Amount	Value
Series K748, Class A2, 2.26%, 1/25/2029 (c)	$500,000	$449,472
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	374,466
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	148,876
Federal National Mortgage Association:
0.38%, 8/25/2025	1,615,000	1,517,431
0.50%, 6/17/2025	1,250,000	1,185,473
0.50%, 11/7/2025	585,000	546,860
0.56%, 11/17/2025	350,000	325,682
0.63%, 4/22/2025	215,000	205,465
0.65%, 12/10/2025	100,000	92,972
0.65%, 12/17/2025	125,000	116,192
0.70%, 7/30/2025	100,000	94,291
0.75%, 10/8/2027	700,000	617,322
0.88%, 12/18/2026	125,000	112,520
0.88%, 8/5/2030	1,900,000	1,540,284
1.50%, 7/1/2036	3,320,727	2,881,902
1.50%, 10/1/2036	1,727,875	1,498,340
1.50%, 3/1/2037	4,449,873	3,849,922
1.50%, 4/1/2037	1,319,253	1,141,386
1.50%, 1/1/2042	771,772	629,667
1.50%, 3/1/2051	2,592,221	1,957,575
1.50%, 11/1/2051	5,367,706	4,048,877
2.00%, 11/1/2031	46,729	43,346
2.00%, 8/1/2035	674,177	600,356
2.00%, 11/1/2035	1,692,753	1,506,028
2.00%, 12/1/2035	926,468	823,771
2.00%, 2/1/2036	1,995,183	1,773,482
2.00%, 6/1/2036	3,118,742	2,770,542
2.00%, 12/1/2036	6,390,745	5,665,794
2.00%, 5/1/2037	4,320,615	3,824,465
2.00%, 6/1/2041	7,033,350	5,928,255
2.00%, 1/1/2042	4,230,170	3,554,825
2.00%, 7/1/2050	714,303	570,598
2.00%, 8/1/2050	1,258,914	1,005,251
2.00%, 9/1/2050	1,998,430	1,620,522
2.00%, 10/1/2050	16,473,746	13,144,173
2.00%, 11/1/2050	3,590,209	2,868,048
2.00%, 1/1/2051	4,602,230	3,667,163
2.00%, 2/1/2051	2,678,570	2,133,867
2.00%, 3/1/2051	13,521,111	10,745,350
2.00%, 4/1/2051	4,400,823	3,500,364
2.00%, 5/1/2051	8,478,570	6,750,513
2.00%, 7/1/2051	11,369,415	9,046,003
2.00%, 9/1/2051	5,840,590	4,643,111
2.00%, 11/1/2051	13,942,318	11,059,259
2.00%, 1/1/2052	4,428,443	3,509,959
2.00%, 2/1/2052	7,794,198	6,204,944
2.00%, 3/1/2052	2,844,372	2,254,095
2.00%, 4/1/2052	3,891,843	3,080,836
2.13%, 4/24/2026	200,000	190,129

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 3/1/2029	$53,991	$51,953
2.50%, 7/1/2030	291,214	278,950
2.50%, 2/1/2031	37,485	35,292
2.50%, 10/1/2031	70,316	66,083
2.50%, 12/1/2031	124,442	116,994
2.50%, 1/1/2032	46,193	43,406
2.50%, 4/1/2032	441,705	415,014
2.50%, 6/1/2032	1,129,722	1,066,357
2.50%, 10/1/2032	148,890	138,578
2.50%, 12/1/2032	297,204	276,262
2.50%, 1/1/2033	167,879	156,102
2.50%, 2/1/2035	1,853,844	1,744,095
2.50%, 8/1/2035	1,125,444	1,029,191
2.50%, 9/1/2035	2,693,929	2,463,534
2.50%, 2/1/2036	758,147	693,317
2.50%, 3/1/2037	926,646	843,084
2.50%, 6/1/2040	247,704	217,333
2.50%, 8/1/2040	143,977	126,262
2.50%, 11/1/2049	1,399,665	1,172,728
2.50%, 12/1/2049	622,038	521,183
2.50%, 7/1/2050	1,120,450	934,881
2.50%, 8/1/2050	2,720,743	2,269,287
2.50%, 10/1/2050	1,735,930	1,446,808
2.50%, 11/1/2050	2,122,133	1,768,030
2.50%, 12/1/2050	1,208,318	1,006,321
2.50%, 4/1/2051	7,149,688	5,952,656
2.50%, 7/1/2051	6,795,937	5,643,987
2.50%, 8/1/2051	11,716,637	9,732,012
2.50%, 9/1/2051	4,093,233	3,398,629
2.50%, 10/1/2051	10,050,240	8,339,806
2.50%, 12/1/2051	3,657,599	3,070,612
2.50%, 1/1/2052	2,601,492	2,150,748
2.50%, 2/1/2052	1,140,502	944,703
2.50%, 3/1/2052	5,744,266	4,754,297
2.50%, 4/1/2052	5,406,039	4,474,360
3.00%, 10/1/2028	18,597	17,934
3.00%, 8/1/2029	10,945	10,512
3.00%, 5/1/2030	45,744	44,351
3.00%, 6/1/2030	10,788	10,329
3.00%, 8/1/2030	219,147	209,973
3.00%, 9/1/2030	11,831	11,300
3.00%, 11/1/2030	26,163	24,996
3.00%, 12/1/2030	158,449	151,433
3.00%, 4/1/2031	82,009	78,390
3.00%, 12/1/2031	133,944	127,768
3.00%, 2/1/2032	414,198	395,079
3.00%, 5/1/2032	151,521	143,521
3.00%, 8/1/2032	48,374	45,756
3.00%, 10/1/2032	84,792	80,181
3.00%, 2/1/2034	388,278	367,450
3.00%, 7/1/2034	105,715	99,203
3.00%, 6/1/2035	1,339,866	1,257,321
3.00%, 6/1/2036	22,305	20,653
3.00%, 8/1/2036	112,298	103,932
3.00%, 9/1/2036	201,504	186,402
Security Description	Principal Amount	Value
3.00%, 10/1/2036	$62,038	$57,366
3.00%, 12/1/2036	117,967	108,858
3.00%, 4/1/2037	575,390	533,157
3.00%, 6/1/2037	1,324,415	1,231,127
3.00%, 11/1/2037	243,079	217,751
3.00%, 2/1/2038	1,746,956	1,623,905
3.00%, 5/1/2042	1,859,589	1,656,715
3.00%, 6/1/2042	459,793	411,885
3.00%, 6/1/2043	139,130	124,653
3.00%, 7/1/2043	29,731	26,615
3.00%, 2/1/2044	248,872	222,786
3.00%, 1/1/2045	444,373	397,795
3.00%, 5/1/2045	408,142	365,362
3.00%, 9/1/2045	23,359	20,622
3.00%, 11/1/2045	155,642	137,401
3.00%, 12/1/2045	31,058	27,418
3.00%, 5/1/2046	216,405	190,955
3.00%, 7/1/2046	240,120	211,881
3.00%, 10/1/2046	158,718	140,052
3.00%, 11/1/2046	332,464	293,365
3.00%, 12/1/2046	299,998	264,717
3.00%, 1/1/2047	836,733	738,331
3.00%, 2/1/2047	267,452	235,999
3.00%, 5/1/2047	303,813	267,743
3.00%, 11/1/2047	162,247	142,985
3.00%, 9/1/2049	1,481,849	1,292,426
3.00%, 11/1/2049	499,178	435,349
3.00%, 12/1/2049	4,030,728	3,524,034
3.00%, 1/1/2050	1,446,552	1,261,583
3.00%, 2/1/2050	3,518,385	3,104,607
3.00%, 3/1/2050	924,873	806,001
3.00%, 5/1/2050	1,045,022	910,060
3.00%, 7/1/2050	911,060	792,833
3.00%, 8/1/2050	376,710	327,708
3.00%, 9/1/2050	2,422,985	2,107,206
3.00%, 10/1/2050	173,254	150,610
3.00%, 1/1/2051	3,406,320	2,983,154
3.00%, 4/1/2051	732,054	641,934
3.00%, 1/1/2052	2,529,874	2,189,094
3.00%, 2/1/2052	4,104,726	3,546,770
3.00%, 5/1/2052	3,184,010	2,741,801
3.00%, 6/1/2052	4,737,755	4,117,207
3.50%, 11/1/2025	3,796	3,719
3.50%, 1/1/2027	4,152	4,058
3.50%, 5/1/2029	11,800	11,452
3.50%, 10/1/2029	11,254	10,905
3.50%, 2/1/2031	48,306	47,152
3.50%, 3/1/2032	68,821	66,194
3.50%, 4/1/2032	105,386	101,364
3.50%, 2/1/2033	214,245	205,556
3.50%, 4/1/2033	65,347	62,724
3.50%, 11/1/2034	426,406	407,281
3.50%, 12/1/2035	14,151	13,422
3.50%, 1/1/2037	109,906	103,850
3.50%, 2/1/2037	153,772	145,236

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2037	$62,165	$58,683
3.50%, 4/1/2038	140,675	132,416
3.50%, 2/1/2041	49,195	45,735
3.50%, 10/1/2044	10,597	9,728
3.50%, 1/1/2045	29,219	26,824
3.50%, 2/1/2045	1,312,628	1,213,419
3.50%, 5/1/2045	11,759	10,762
3.50%, 8/1/2045	38,614	35,393
3.50%, 11/1/2045	13,695	12,533
3.50%, 12/1/2045	212,488	194,460
3.50%, 1/1/2046	143,010	130,877
3.50%, 2/1/2046	180,692	165,362
3.50%, 4/1/2046	100,128	91,399
3.50%, 5/1/2046	147,533	134,671
3.50%, 6/1/2046	36,960	33,737
3.50%, 7/1/2046	109,962	100,374
3.50%, 8/1/2046	1,178,270	1,087,649
3.50%, 1/1/2047	176,336	160,962
3.50%, 2/1/2047	805,317	732,823
3.50%, 3/1/2047	169,086	154,344
3.50%, 4/1/2047	335,978	305,962
3.50%, 5/1/2047	1,298,691	1,186,006
3.50%, 6/1/2047	131,591	119,834
3.50%, 7/1/2047	1,750,900	1,618,566
3.50%, 9/1/2047	123,000	112,011
3.50%, 10/1/2047	1,103,885	1,005,264
3.50%, 11/1/2047	32,324	29,437
3.50%, 12/1/2047	2,931,916	2,689,945
3.50%, 1/1/2048	68,202	62,109
3.50%, 2/1/2048	109,026	99,655
3.50%, 6/1/2048	186,866	170,039
3.50%, 10/1/2048	589,607	536,932
3.50%, 11/1/2048	1,118,813	1,020,127
3.50%, 3/1/2049	1,290,361	1,175,081
3.50%, 5/1/2049	1,139,450	1,031,861
3.50%, 6/1/2049	3,060,261	2,786,858
3.50%, 7/1/2049	170,841	154,710
3.50%, 8/1/2049	482,421	436,870
3.50%, 2/1/2050	3,362,294	3,072,981
3.50%, 6/1/2050	278,387	252,007
3.50%, 7/1/2051	737,955	668,275
3.50%, 12/1/2051	314,072	282,215
3.50%, 5/1/2052	3,107,674	2,796,523
3.50%, 6/1/2052	4,632,014	4,149,699
3.50%, 7/1/2052	2,281,221	2,049,504
3.50%, 2/1/2053	2,307,355	2,083,896
4.00%, 3/1/2031	156,410	153,358
4.00%, 10/1/2033	46,805	45,611
4.00%, 10/1/2037	398,737	383,689
4.00%, 1/1/2038	1,282,755	1,242,066
4.00%, 1/1/2039	43,739	42,009
4.00%, 2/1/2039	37,401	35,921
4.00%, 12/1/2040	20,209	19,295
4.00%, 2/1/2043	111,275	106,243
4.00%, 10/1/2043	240,048	228,891
Security Description	Principal Amount	Value
4.00%, 11/1/2043	$80,053	$75,964
4.00%, 12/1/2043	82,539	78,323
4.00%, 10/1/2044	13,380	12,666
4.00%, 1/1/2045	244,632	233,219
4.00%, 3/1/2045	13,480	12,748
4.00%, 5/1/2045	675,482	639,574
4.00%, 7/1/2045	12,909	12,208
4.00%, 9/1/2045	50,278	47,547
4.00%, 12/1/2045	21,291	20,135
4.00%, 2/1/2046	1,274,853	1,217,564
4.00%, 4/1/2046	44,461	41,975
4.00%, 7/1/2046	73,413	69,312
4.00%, 10/1/2046	1,306,034	1,245,447
4.00%, 11/1/2046	670,605	635,365
4.00%, 12/1/2046	160,836	151,844
4.00%, 4/1/2047	259,693	244,568
4.00%, 7/1/2047	1,361,230	1,281,934
4.00%, 8/1/2047	119,150	112,209
4.00%, 9/1/2047	121,555	114,474
4.00%, 12/1/2047	166,585	156,881
4.00%, 2/1/2048	366,425	345,079
4.00%, 6/1/2048	283,641	266,640
4.00%, 7/1/2048	112,782	106,022
4.00%, 9/1/2048	644,890	606,237
4.00%, 11/1/2048	1,203,062	1,130,922
4.00%, 1/1/2049	719,423	677,561
4.00%, 6/1/2049	543,300	511,651
4.00%, 7/1/2049	405,744	380,975
4.00%, 8/1/2049	694,660	653,023
4.00%, 9/1/2049	148,663	139,588
4.00%, 2/1/2050	453,210	425,543
4.00%, 7/1/2050	1,261,428	1,185,821
4.00%, 3/1/2051	2,042,146	1,917,482
4.00%, 7/1/2052	1,075,514	1,004,965
4.00%, 8/1/2052	2,373,918	2,213,565
4.00%, 10/1/2052	3,812,822	3,530,216
4.00%, 5/1/2053	2,111,981	1,955,353
4.50%, 5/1/2038	956,616	941,302
4.50%, 9/1/2039	142,670	139,985
4.50%, 12/1/2040	18,541	18,177
4.50%, 1/1/2042	25,871	25,334
4.50%, 9/1/2043	44,779	43,851
4.50%, 11/1/2043	9,880	9,640
4.50%, 5/1/2044	72,051	70,348
4.50%, 6/1/2044	16,554	16,163
4.50%, 2/1/2046	85,222	83,548
4.50%, 3/1/2046	275,059	268,379
4.50%, 5/1/2046	218,496	214,384
4.50%, 7/1/2046	69,065	67,081
4.50%, 11/1/2047	235,612	228,455
4.50%, 4/1/2048	97,783	94,488
4.50%, 7/1/2048	477,438	461,350
4.50%, 8/1/2048	296,186	286,194
4.50%, 12/1/2048	116,175	112,260
4.50%, 1/1/2049	38,854	37,545

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2049	$57,388	$55,420
4.50%, 3/1/2050	394,994	381,443
4.50%, 7/1/2052	1,201,370	1,146,452
4.50%, 8/1/2052	11,275,506	10,750,643
4.50%, 2/1/2053	790,016	752,138
4.50%, 3/1/2053	1,907,605	1,820,046
5.00%, 1/1/2039	219,655	220,420
5.00%, 6/1/2040	86,440	86,646
5.00%, 7/1/2041	14,680	14,716
5.00%, 5/1/2042	18,980	19,026
5.00%, 11/1/2044	225,254	225,799
5.00%, 1/1/2045	12,131	12,128
5.00%, 6/1/2048	144,555	143,290
5.00%, 9/1/2048	157,536	156,208
5.00%, 3/1/2050	187,510	186,022
5.00%, 10/1/2052	583,934	573,841
5.00%, 6/1/2053	4,312,435	4,205,710
5.50%, 2/1/2037	11,189	11,442
5.50%, 4/1/2038	51,999	53,149
5.50%, 9/1/2040	16,374	16,761
5.50%, 9/1/2041	25,943	26,517
5.50%, 5/1/2044	303,115	309,308
5.50%, 12/1/2052	538,327	540,098
5.50%, 2/1/2053	2,369,993	2,364,859
5.50%, 5/1/2053	3,264,663	3,246,115
5.50%, 9/1/2053	4,796,781	4,769,851
5.50%, 10/1/2053	3,548,254	3,528,094
5.63%, 7/15/2037	80,000	89,133
6.00%, 2/1/2053	3,583,182	3,617,519
6.00%, 5/1/2053	1,374,372	1,386,315
6.00%, 7/1/2053	1,046,015	1,063,233
6.00%, 8/1/2053	1,653,336	1,667,703
6.50%, 7/1/2053	1,101,284	1,124,048
6.50%, 12/1/2053	2,859,182	2,918,283
6.63%, 11/15/2030	365,000	412,587
7.25%, 5/15/2030 (b)	75,000	86,907
2.00%, 10/1/2051	8,389,869	6,657,576
Federal National Mortgage Association-Aces:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	255,311	243,751
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	246,836	233,981
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	223,649	211,169
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	867,632	831,294
Series 2020-M14, Class A2, 1.78%, 5/25/2030	486,192	415,251
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	163,215
Series 2020-M8, Class A2, 1.82%, 2/25/2030	140,140	120,500
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	585,645
Security Description	Principal Amount	Value
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	$300,000	$244,846
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	226,880
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	285,638
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (c)	550,000	437,190
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	49,836
Series 2021-M4, Class A2, VRN, 1.46%, 2/25/2031 (c)	280,000	227,640
Government National Mortgage Association:
2.00%, 9/20/2050	628,961	516,887
2.00%, 12/20/2050	944,877	775,896
2.00%, 1/20/2051	1,717,542	1,410,007
2.00%, 4/20/2051	3,648,729	2,995,042
2.00%, 5/20/2051	1,940,779	1,592,779
2.00%, 6/20/2051	5,539,512	4,545,367
2.00%, 9/20/2051	6,346,179	5,204,320
2.00%, 12/20/2051	2,502,947	2,051,433
2.00%, 1/20/2052	2,772,673	2,272,073
2.00%, 3/20/2052	4,961,916	4,066,280
2.00%, 4/20/2052	2,729,593	2,236,622
2.00%, 5/20/2052	1,986,458	1,627,867
2.50%, 12/20/2046	3,113,252	2,696,473
2.50%, 8/20/2050	3,104,363	2,650,708
2.50%, 9/20/2050	1,018,257	869,139
2.50%, 10/20/2050	1,828,242	1,559,940
2.50%, 12/20/2050	1,420,857	1,211,461
2.50%, 1/20/2051	3,461,416	2,953,913
2.50%, 4/20/2051	3,434,069	2,927,923
2.50%, 7/20/2051	2,306,404	1,967,026
2.50%, 8/20/2051	2,153,493	1,836,215
2.50%, 9/20/2051	4,126,639	3,517,888
2.50%, 10/20/2051	2,514,563	2,143,154
2.50%, 1/20/2052	2,978,918	2,537,816
2.50%, 3/20/2052	906,284	771,867
2.50%, 4/20/2052	964,549	821,371
2.50%, 5/20/2052	4,852,266	4,131,995
3.00%, 1/20/2043	209,358	188,366
3.00%, 5/20/2043	103,058	92,687
3.00%, 12/20/2044	15,715	14,096
3.00%, 3/20/2045	7,933	7,100
3.00%, 4/20/2045	24,342	21,785
3.00%, 6/20/2045	372,109	333,022
3.00%, 7/20/2045	24,692	22,099
3.00%, 8/20/2045	24,606	22,022
3.00%, 2/20/2046	711,368	639,779
3.00%, 3/20/2046	219,411	196,352

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/20/2046	$1,224,763	$1,096,044
3.00%, 5/20/2046	35,999	32,215
3.00%, 7/20/2046	23,082	20,656
3.00%, 8/20/2046	74,810	66,947
3.00%, 9/20/2046	53,251	47,654
3.00%, 10/20/2046	1,460,949	1,309,537
3.00%, 11/20/2046	98,696	88,323
3.00%, 12/20/2046	396,140	354,507
3.00%, 2/20/2047	206,037	184,383
3.00%, 4/20/2047	293,666	262,581
3.00%, 6/20/2047	88,080	78,757
3.00%, 7/20/2047	166,784	149,129
3.00%, 8/20/2047	83,427	74,596
3.00%, 10/20/2047	120,996	108,189
3.00%, 1/20/2048	453,639	405,619
3.00%, 2/20/2048	270,810	242,144
3.00%, 3/20/2048	459,143	410,542
3.00%, 11/20/2049	734,881	653,818
3.00%, 12/20/2049	446,118	396,495
3.00%, 2/20/2050	1,519,700	1,349,889
3.00%, 6/20/2050	1,252,527	1,111,243
3.00%, 7/20/2050	1,545,258	1,370,573
3.00%, 12/20/2050	1,861,666	1,649,830
3.00%, 8/20/2051	3,790,644	3,347,974
3.00%, 12/20/2051	2,605,049	2,298,415
3.00%, 3/20/2052	2,315,666	2,041,352
3.00%, 5/20/2052	1,642,128	1,447,601
3.00%, 6/20/2052	1,239,085	1,092,303
3.50%, 10/20/2042	161,634	150,425
3.50%, 1/20/2043	708,504	659,369
3.50%, 5/20/2043	25,107	23,320
3.50%, 9/20/2043	16,279	15,120
3.50%, 11/20/2043	135,272	125,642
3.50%, 6/20/2044	615,240	571,088
3.50%, 10/20/2044	13,840	12,847
3.50%, 12/20/2044	9,072	8,420
3.50%, 3/20/2045	7,935	7,354
3.50%, 4/20/2045	27,428	25,420
3.50%, 6/20/2045	352,950	327,114
3.50%, 10/20/2045	694,288	643,465
3.50%, 1/20/2046	2,411,504	2,234,976
3.50%, 3/20/2046	55,286	51,034
3.50%, 4/20/2046	29,582	27,307
3.50%, 5/20/2046	29,879	27,581
3.50%, 6/20/2046	455,512	420,483
3.50%, 7/20/2046	72,035	66,495
3.50%, 10/20/2046	145,923	134,702
3.50%, 11/20/2046	505,697	466,809
3.50%, 12/20/2046	330,249	304,853
3.50%, 5/20/2047	219,156	201,549
3.50%, 6/20/2047	148,022	136,130
3.50%, 7/20/2047	114,944	105,710
3.50%, 8/20/2047	184,055	169,635
3.50%, 9/20/2047	73,832	67,900
3.50%, 10/20/2047	72,224	66,422
Security Description	Principal Amount	Value
3.50%, 11/20/2047	$916,305	$842,688
3.50%, 12/20/2047	340,853	313,468
3.50%, 6/20/2048	109,226	100,451
3.50%, 8/20/2048	78,328	72,012
3.50%, 8/20/2049	271,962	249,742
3.50%, 9/20/2049	796,960	731,846
3.50%, 12/20/2049	164,831	151,364
3.50%, 2/20/2050	274,876	252,418
3.50%, 7/20/2050	393,116	360,997
3.50%, 10/20/2050	1,525,698	1,401,044
3.50%, 6/20/2052	3,324,580	3,024,326
3.50%, 7/20/2052	686,876	624,736
3.50%, 10/20/2052	2,375,748	2,160,763
3.50%, 12/20/2052	2,509,962	2,282,890
4.00%, 4/15/2040	17,646	16,939
4.00%, 2/20/2042	7,632	7,325
4.00%, 7/20/2042	5,479	5,259
4.00%, 7/15/2044	16,124	15,392
4.00%, 8/20/2044	9,877	9,434
4.00%, 10/20/2044	87,779	83,838
4.00%, 5/15/2045	8,825	8,385
4.00%, 6/15/2045	22,709	21,573
4.00%, 8/20/2045	8,579	8,184
4.00%, 11/20/2045	108,151	103,174
4.00%, 2/20/2046	82,990	79,171
4.00%, 5/20/2046	85,052	81,138
4.00%, 6/20/2046	58,239	55,290
4.00%, 1/20/2047	171,707	163,013
4.00%, 3/20/2047	70,292	66,733
4.00%, 4/20/2047	131,424	124,623
4.00%, 5/20/2047	90,244	85,574
4.00%, 7/20/2047	89,465	84,835
4.00%, 8/20/2047	39,617	37,567
4.00%, 1/20/2048	62,619	59,378
4.00%, 5/20/2048	1,096,274	1,038,317
4.00%, 6/20/2048	1,628,305	1,542,222
4.00%, 8/20/2048	334,118	316,455
4.00%, 10/20/2048	141,177	133,713
4.00%, 11/20/2048	112,896	106,928
4.00%, 4/20/2049	96,838	91,653
4.00%, 6/20/2049	214,009	202,552
4.00%, 7/20/2049	118,017	111,699
4.00%, 1/20/2050	179,962	170,328
4.00%, 3/20/2050	330,402	312,714
4.00%, 9/20/2052	3,251,354	3,041,433
4.00%, 10/20/2052	3,580,483	3,349,312
4.00%, 11/20/2052	938,208	877,634
4.00%, 4/20/2053	972,828	910,018
4.50%, 1/20/2044	48,679	47,799
4.50%, 11/20/2044	13,409	13,148
4.50%, 12/20/2044	11,473	11,249
4.50%, 4/20/2046	57,641	56,518
4.50%, 6/20/2046	40,693	39,957
4.50%, 7/20/2046	49,116	48,160
4.50%, 4/20/2047	144,275	140,849

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/20/2047	$42,000	$41,002
4.50%, 11/20/2047	378,380	367,987
4.50%, 12/20/2047	23,052	22,419
4.50%, 11/20/2048	129,189	125,611
4.50%, 7/20/2049	136,785	132,997
4.50%, 10/20/2052	1,481,297	1,423,298
4.50%, 12/20/2052	2,829,485	2,718,699
4.50%, 1/20/2053	2,284,132	2,194,699
4.50%, 3/20/2053	3,315,986	3,186,152
4.50%, 6/20/2053	983,425	944,003
5.00%, 6/15/2040	11,294	11,362
5.00%, 10/15/2041	45,686	45,969
5.00%, 3/20/2044	20,749	20,889
5.00%, 12/20/2045	83,337	83,900
5.00%, 1/20/2048	96,520	96,584
5.00%, 5/20/2048	69,768	69,590
5.00%, 9/20/2048	119,021	118,664
5.00%, 3/20/2050	141,692	141,786
5.00%, 11/20/2052	1,484,133	1,459,080
5.00%, 1/20/2053	988,937	972,243
5.00%, 5/20/2053	2,435,443	2,391,803
5.00%, 7/20/2053	4,614,893	4,532,200
5.50%, 10/20/2043	17,664	18,068
5.50%, 5/20/2045	222,658	228,011
5.50%, 5/20/2053	3,244,307	3,239,772
5.50%, 7/20/2053	1,171,747	1,170,109
5.50%, 8/20/2053	2,474,996	2,471,537
6.00%, 12/20/2052	957,670	965,239
6.00%, 8/20/2053	982,753	990,797
6.00%, 9/20/2053	1,237,152	1,247,278
Government National Mortgage Association, TBA:
6.50%, 4/20/2054	6,350,000	6,453,568
TBA, 2.00%, 4/20/2054	2,750,000	2,254,719
TBA, 2.50%, 4/20/2054	1,750,000	1,491,103
TBA, 3.00%, 4/20/2054	3,250,000	2,866,753
TBA, 3.50%, 4/20/2054	1,250,000	1,137,664
TBA, 4.50%, 4/20/2054	1,000,000	960,656
TBA, 5.00%, 4/20/2054	2,325,000	2,284,852
TBA, 5.50%, 4/20/2054	3,850,000	3,846,693
TBA, 6.00%, 4/20/2054	6,575,000	6,631,545
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	81,077
1.50%, 9/15/2031	75,000	60,857
3.50%, 12/15/2042	525,000	434,298
3.88%, 3/15/2028	412,000	404,184
4.25%, 9/15/2065	350,000	306,439
5.25%, 9/15/2039	150,000	156,133
Series A, 2.88%, 2/1/2027	150,000	143,607
Uniform Mortgage-Backed Security, TBA:
5.00%, 4/1/2039	1,500,000	1,497,983
5.50%, 4/1/2039	1,250,000	1,259,188
TBA, 2.00%, 4/1/2054	5,000,000	3,958,945
TBA, 2.50%, 4/1/2054	6,950,000	5,748,262
Security Description	Principal Amount	Value
TBA, 3.00%, 4/1/2054	$2,500,000	$2,151,957
TBA, 3.50%, 4/1/2054	2,500,000	2,238,367
TBA, 4.00%, 4/1/2054	1,250,000	1,167,629
TBA, 4.50%, 4/1/2054	1,675,000	1,595,111
TBA, 5.00%, 4/1/2054	3,200,000	3,122,582
TBA, 5.50%, 4/1/2054	3,925,000	3,904,833
TBA, 6.00%, 4/1/2054	6,125,000	6,181,534
TBA, 6.50%, 4/1/2054	4,900,000	5,004,321
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $894,720,705)		807,916,895
U.S. TREASURY OBLIGATIONS — 41.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,781,250
1.13%, 8/15/2040	1,000,000	618,906
1.25%, 5/15/2050	3,750,000	1,919,531
1.38%, 11/15/2040	3,750,000	2,412,305
1.38%, 8/15/2050	3,350,000	1,770,266
1.63%, 11/15/2050	4,000,000	2,260,625
1.75%, 8/15/2041	5,000,000	3,375,000
1.88%, 2/15/2041	4,350,000	3,033,445
1.88%, 2/15/2051	4,500,000	2,711,953
1.88%, 11/15/2051	5,250,000	3,148,359
2.00%, 11/15/2041	4,250,000	2,981,641
2.00%, 2/15/2050	2,050,000	1,284,453
2.00%, 8/15/2051	4,750,000	2,944,258
2.25%, 5/15/2041	5,000,000	3,695,312
2.25%, 8/15/2046	3,425,000	2,343,984
2.25%, 8/15/2049	2,000,000	1,333,750
2.25%, 2/15/2052	8,650,000	5,694,133
2.38%, 2/15/2042	8,250,000	6,138,516
2.38%, 11/15/2049	2,500,000	1,712,500
2.38%, 5/15/2051	5,900,000	4,008,312
2.50%, 2/15/2045	3,340,000	2,442,897
2.50%, 2/15/2046	3,400,000	2,458,094
2.50%, 5/15/2046	1,850,000	1,334,602
2.75%, 8/15/2042	900,000	706,500
2.75%, 11/15/2042	1,500,000	1,174,219
2.75%, 8/15/2047	1,700,000	1,272,344
2.75%, 11/15/2047	3,400,000	2,540,969
2.88%, 5/15/2043	1,850,000	1,469,883
2.88%, 8/15/2045	5,480,000	4,265,837
2.88%, 11/15/2046	2,500,000	1,926,563
2.88%, 5/15/2049	2,450,000	1,863,914
2.88%, 5/15/2052	5,750,000	4,353,828
3.00%, 5/15/2042 (b)	325,000	266,094
3.00%, 11/15/2044	3,075,000	2,462,402
3.00%, 5/15/2045	1,875,000	1,495,605
3.00%, 11/15/2045	1,900,000	1,508,719
3.00%, 2/15/2047	2,200,000	1,730,781
3.00%, 5/15/2047	3,300,000	2,592,562
3.00%, 2/15/2048	3,200,000	2,503,500
3.00%, 8/15/2048	2,950,000	2,302,383

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/15/2049	$2,650,000	$2,066,172
3.00%, 8/15/2052	5,000,000	3,886,719
3.13%, 11/15/2041	350,000	294,109
3.13%, 2/15/2042	725,000	606,848
3.13%, 2/15/2043	1,075,000	890,570
3.13%, 8/15/2044	2,500,000	2,047,656
3.13%, 5/15/2048	2,375,000	1,899,258
3.25%, 5/15/2042	3,500,000	2,976,641
3.38%, 8/15/2042	8,000,000	6,913,750
3.38%, 5/15/2044	1,900,000	1,621,531
3.38%, 11/15/2048	3,100,000	2,590,922
3.50%, 2/15/2039	1,000,000	918,281
3.63%, 8/15/2043	1,600,000	1,423,500
3.63%, 2/15/2044	2,725,000	2,418,012
3.63%, 2/15/2053	7,500,000	6,589,453
3.63%, 5/15/2053 (b)	9,250,000	8,132,773
3.75%, 8/15/2041	2,000,000	1,841,563
3.75%, 11/15/2043	1,425,000	1,289,180
3.88%, 8/15/2040	750,000	707,578
3.88%, 2/15/2043	12,500,000	11,560,547
3.88%, 5/15/2043	13,500,000	12,466,406
4.00%, 11/15/2042	19,500,000	18,375,703
4.00%, 11/15/2052	9,250,000	8,702,227
4.13%, 8/15/2053 (b)	13,250,000	12,744,844
4.25%, 5/15/2039	1,500,000	1,496,719
4.25%, 11/15/2040	1,500,000	1,479,609
4.25%, 2/15/2054	10,000,000	9,842,187
4.38%, 2/15/2038	650,000	662,594
4.38%, 11/15/2039	1,250,000	1,260,938
4.38%, 5/15/2040	575,000	577,965
4.38%, 5/15/2041	300,000	299,484
4.38%, 8/15/2043	4,750,000	4,696,562
4.50%, 2/15/2036 (b)	1,500,000	1,559,297
4.50%, 5/15/2038	200,000	206,188
4.50%, 8/15/2039	650,000	665,945
4.50%, 2/15/2044 (b)	7,000,000	7,041,562
4.63%, 2/15/2040	400,000	414,313
4.75%, 2/15/2037	350,000	372,039
4.75%, 2/15/2041	650,000	680,164
4.75%, 11/15/2043	7,000,000	7,265,781
4.75%, 11/15/2053	6,125,000	6,542,266
5.00%, 5/15/2037	300,000	325,828
5.25%, 11/15/2028	450,000	467,824
6.00%, 2/15/2026 (b)	2,500,000	2,557,812
6.25%, 5/15/2030	5,000,000	5,528,516
6.50%, 11/15/2026 (b)	1,500,000	1,571,719
U.S. Treasury Notes:
0.25%, 5/31/2025	3,500,000	3,314,199
0.25%, 6/30/2025 (b)	3,000,000	2,831,953
0.25%, 8/31/2025	5,000,000	4,688,086
0.25%, 9/30/2025	5,000,000	4,672,461
0.25%, 10/31/2025	7,750,000	7,218,701
0.38%, 4/30/2025	4,000,000	3,807,031
0.38%, 11/30/2025	3,000,000	2,790,937
0.38%, 12/31/2025	6,000,000	5,565,000
Security Description	Principal Amount	Value
0.38%, 1/31/2026	$7,000,000	$6,471,992
0.38%, 7/31/2027	2,000,000	1,754,063
0.38%, 9/30/2027	6,000,000	5,232,187
0.50%, 2/28/2026	6,000,000	5,546,016
0.50%, 4/30/2027	3,000,000	2,665,312
0.50%, 6/30/2027	4,500,000	3,975,117
0.50%, 8/31/2027	4,000,000	3,513,750
0.50%, 10/31/2027	2,250,000	1,965,234
0.63%, 7/31/2026 (b)	1,500,000	1,370,742
0.63%, 11/30/2027	4,550,000	3,982,672
0.63%, 12/31/2027	6,000,000	5,236,875
0.63%, 5/15/2030	900,000	726,891
0.63%, 8/15/2030	3,750,000	3,003,516
0.75%, 3/31/2026	5,000,000	4,633,594
0.75%, 4/30/2026	3,500,000	3,233,672
0.75%, 8/31/2026	5,000,000	4,571,094
0.75%, 1/31/2028	6,500,000	5,687,500
0.88%, 6/30/2026	3,000,000	2,766,562
0.88%, 9/30/2026	4,000,000	3,660,625
0.88%, 11/15/2030	8,000,000	6,477,500
1.00%, 7/31/2028	7,000,000	6,100,391
1.13%, 10/31/2026	4,500,000	4,133,672
1.13%, 2/28/2027	1,250,000	1,138,086
1.13%, 2/29/2028	4,500,000	3,986,719
1.13%, 8/31/2028	5,000,000	4,372,656
1.13%, 2/15/2031	5,500,000	4,511,719
1.25%, 11/30/2026	21,500,000	19,769,922
1.25%, 12/31/2026	7,500,000	6,885,937
1.25%, 3/31/2028	6,000,000	5,332,031
1.25%, 4/30/2028	4,000,000	3,547,188
1.25%, 5/31/2028	5,500,000	4,866,641
1.25%, 6/30/2028	6,000,000	5,298,750
1.25%, 9/30/2028	4,000,000	3,510,313
1.25%, 8/15/2031	8,500,000	6,926,172
1.38%, 8/31/2026	3,000,000	2,785,078
1.38%, 10/31/2028	5,500,000	4,846,445
1.38%, 12/31/2028	3,500,000	3,071,523
1.38%, 11/15/2031 (b)	6,000,000	4,903,125
1.50%, 8/15/2026	1,650,000	1,537,465
1.50%, 1/31/2027	6,050,000	5,579,707
1.50%, 11/30/2028	5,000,000	4,423,047
1.50%, 2/15/2030	2,850,000	2,450,109
1.63%, 2/15/2026	1,925,000	1,820,178
1.63%, 5/15/2026	2,750,000	2,585,000
1.63%, 9/30/2026	1,250,000	1,165,820
1.63%, 10/31/2026	1,250,000	1,163,574
1.63%, 8/15/2029	2,250,000	1,975,430
1.63%, 5/15/2031	8,750,000	7,375,977
1.75%, 1/31/2029	5,000,000	4,460,156
1.75%, 11/15/2029	3,000,000	2,641,641
1.88%, 6/30/2026 (b)	1,250,000	1,179,395
1.88%, 7/31/2026	1,000,000	941,250
1.88%, 2/28/2027	4,000,000	3,722,500
1.88%, 2/28/2029	3,250,000	2,912,051
1.88%, 2/15/2032	8,500,000	7,181,172

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 8/15/2025 (b)	$1,500,000	$1,443,516
2.00%, 11/15/2026	2,250,000	2,112,363
2.13%, 5/15/2025	2,350,000	2,277,389
2.13%, 5/31/2026	2,500,000	2,373,633
2.25%, 11/15/2025	5,475,000	5,259,208
2.25%, 3/31/2026 (b)	3,000,000	2,864,297
2.25%, 2/15/2027	3,000,000	2,824,219
2.25%, 8/15/2027	2,000,000	1,867,500
2.25%, 11/15/2027	4,750,000	4,418,613
2.38%, 5/15/2027	2,900,000	2,729,172
2.38%, 3/31/2029	3,750,000	3,437,402
2.38%, 5/15/2029	4,350,000	3,980,590
2.50%, 2/28/2026	2,500,000	2,401,563
2.50%, 3/31/2027	2,500,000	2,367,383
2.63%, 4/15/2025	7,500,000	7,320,117
2.63%, 12/31/2025	3,250,000	3,136,377
2.63%, 1/31/2026	2,250,000	2,168,613
2.63%, 5/31/2027	6,000,000	5,686,875
2.63%, 2/15/2029	4,450,000	4,135,023
2.63%, 7/31/2029	4,000,000	3,696,250
2.75%, 5/15/2025	3,500,000	3,415,098
2.75%, 6/30/2025	2,750,000	2,678,564
2.75%, 8/31/2025	2,500,000	2,428,516
2.75%, 4/30/2027	5,000,000	4,762,500
2.75%, 7/31/2027	5,500,000	5,223,711
2.75%, 2/15/2028	2,750,000	2,595,957
2.75%, 5/31/2029	4,000,000	3,726,875
2.75%, 8/15/2032	8,000,000	7,178,750
2.88%, 4/30/2025	1,250,000	1,222,217
2.88%, 5/31/2025	3,900,000	3,808,137
2.88%, 6/15/2025	3,000,000	2,927,344
2.88%, 7/31/2025 (b)	4,000,000	3,896,563
2.88%, 11/30/2025	3,000,000	2,909,414
2.88%, 5/15/2028	4,000,000	3,785,938
2.88%, 8/15/2028	7,750,000	7,318,906
2.88%, 4/30/2029	5,250,000	4,925,156
2.88%, 5/15/2032	9,000,000	8,175,937
3.00%, 9/30/2025	2,500,000	2,434,570
3.00%, 10/31/2025	2,750,000	2,675,020
3.13%, 8/15/2025	5,000,000	4,885,937
3.13%, 8/31/2027	2,500,000	2,401,758
3.13%, 11/15/2028	5,500,000	5,239,180
3.13%, 8/31/2029	8,000,000	7,575,000
3.25%, 6/30/2029	3,000,000	2,861,719
3.38%, 5/15/2033	11,500,000	10,777,656
3.50%, 9/15/2025	1,000,000	981,367
3.50%, 1/31/2028	5,000,000	4,854,297
3.50%, 4/30/2028	5,250,000	5,093,730
3.50%, 1/31/2030	8,500,000	8,180,586
3.50%, 4/30/2030	4,000,000	3,844,688
3.50%, 2/15/2033	10,500,000	9,948,750
3.63%, 5/15/2026	8,000,000	7,842,500
3.63%, 3/31/2028	7,500,000	7,312,500
3.63%, 5/31/2028 (b)	5,000,000	4,874,219
3.63%, 3/31/2030	9,000,000	8,713,828
Security Description	Principal Amount	Value
3.75%, 4/15/2026	$6,000,000	$5,896,875
3.75%, 12/31/2028	10,000,000	9,789,844
3.75%, 5/31/2030	3,500,000	3,409,219
3.75%, 6/30/2030	10,000,000	9,738,281
3.75%, 12/31/2030	2,500,000	2,431,250
3.88%, 4/30/2025	6,000,000	5,928,750
3.88%, 1/15/2026	4,500,000	4,435,840
3.88%, 11/30/2027	3,500,000	3,444,219
3.88%, 12/31/2027	14,000,000	13,777,969
3.88%, 9/30/2029	6,500,000	6,386,758
3.88%, 11/30/2029	3,500,000	3,437,656
3.88%, 12/31/2029	6,500,000	6,383,203
3.88%, 8/15/2033	13,250,000	12,906,328
4.00%, 12/15/2025	13,500,000	13,334,941
4.00%, 2/15/2026	8,000,000	7,901,875
4.00%, 1/15/2027	7,000,000	6,917,422
4.00%, 2/29/2028	5,000,000	4,942,578
4.00%, 6/30/2028	7,000,000	6,922,891
4.00%, 1/31/2029	9,500,000	9,405,000
4.00%, 10/31/2029	5,000,000	4,942,187
4.00%, 2/28/2030	5,000,000	4,941,406
4.00%, 7/31/2030	9,000,000	8,885,391
4.00%, 1/31/2031	5,000,000	4,935,937
4.00%, 2/15/2034	10,500,000	10,329,375
4.13%, 6/15/2026	7,500,000	7,426,758
4.13%, 2/15/2027	7,000,000	6,942,031
4.13%, 9/30/2027	3,000,000	2,977,031
4.13%, 10/31/2027	4,350,000	4,316,016
4.13%, 7/31/2028	7,850,000	7,803,391
4.13%, 3/31/2029	12,500,000	12,449,921
4.13%, 8/31/2030	3,600,000	3,578,344
4.13%, 3/31/2031	10,000,000	9,948,172
4.13%, 11/15/2032	12,500,000	12,419,922
4.25%, 5/31/2025	5,000,000	4,958,594
4.25%, 10/15/2025	3,000,000	2,975,273
4.25%, 12/31/2025	7,000,000	6,943,125
4.25%, 1/31/2026 (b)	6,000,000	5,953,359
4.25%, 3/15/2027	11,000,000	10,951,016
4.25%, 2/28/2029	7,000,000	7,011,484
4.25%, 2/28/2031	5,500,000	5,511,172
4.38%, 8/15/2026	5,000,000	4,981,250
4.38%, 12/15/2026	10,000,000	9,977,344
4.38%, 8/31/2028	6,000,000	6,025,312
4.38%, 11/30/2028	8,000,000	8,045,000
4.38%, 11/30/2030	4,750,000	4,790,078
4.50%, 11/15/2025	5,750,000	5,724,170
4.50%, 3/31/2026	10,500,000	10,475,606
4.50%, 7/15/2026	5,000,000	4,993,359
4.50%, 11/15/2033	13,500,000	13,805,859
4.63%, 6/30/2025	15,000,000	14,946,094
4.63%, 2/28/2026 (b)	10,000,000	9,992,969
4.63%, 3/15/2026	7,500,000	7,495,312
4.63%, 9/15/2026	7,700,000	7,718,047
4.63%, 10/15/2026	7,000,000	7,020,234
4.63%, 11/15/2026	15,000,000	15,051,562

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 9/30/2028	$5,500,000	$5,580,352
4.63%, 9/30/2030	5,750,000	5,877,578
4.75%, 7/31/2025	7,750,000	7,736,377
4.88%, 11/30/2025	7,000,000	7,011,211
4.88%, 10/31/2028	8,000,000	8,202,500
4.88%, 10/31/2030	5,500,000	5,701,094
5.00%, 8/31/2025	7,500,000	7,514,941
5.00%, 9/30/2025	7,500,000	7,518,457
5.00%, 10/31/2025	5,750,000	5,766,846
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,339,894,110)		1,238,303,219
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	500,000	352,715
Series S3, 6.91%, 10/1/2050	25,000	30,171
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	84,655
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	50,000	45,170
1.81%, 8/1/2030	50,000	43,245
2.11%, 8/1/2032	50,000	41,961
Los Angeles Department of Water & Power Revenue, CA 5.72%, 7/1/2039	100,000	104,437
Los Angeles Unified School District, General Obligation, CA 5.75%, 7/1/2034	25,000	25,930
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	479,090
Series H, 6.55%, 5/15/2048	50,000	56,725
San Jose Redevelopment Successor Agency, Special Obligation, CA Series T, 3.38%, 8/1/2034	275,000	248,262
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	241,846
5.20%, 3/1/2043	1,250,000	1,250,267
7.30%, 10/1/2039	125,000	147,029
7.50%, 4/1/2034	100,000	117,545
7.55%, 4/1/2039	100,000	122,434
7.60%, 11/1/2040	250,000	308,761
University of California Revenue, CA:
Series BG, 0.88%, 5/15/2025	15,000	14,337
Security Description	Principal Amount	Value
Series AX, 3.06%, 7/1/2025	$300,000	$293,309
		4,007,889
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	113,903
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	50,000	47,668
Series A, 1.71%, 7/1/2027	50,000	45,331
Series A, 2.15%, 7/1/2030	50,000	42,709
		249,611
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	156,000	179,834
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	46,552
Series C, 4.57%, 1/1/2054	50,000	47,047
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	230,804
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	650,000	645,269
Series 1, 6.63%, 2/1/2035	169,231	178,138
7.35%, 7/1/2035	85,714	92,792
		1,240,602
MASSACHUSETTS — 0.0% (a)
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	75,521
Series B, 3.40%, 10/15/2040	20,000	16,881
		92,402
MICHIGAN — 0.1%
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	577,094
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	650,000	559,620
		1,136,714
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	221,866
Series A, 3.65%, 8/15/2057	100,000	78,780
		300,646

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	$100,000	$116,191
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	25,439
		141,630
NEW YORK — 0.1%
City of New York, General Obligation, NY Series B-1, 5.83%, 10/1/2053	300,000	334,748
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	24,951
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	100,000	95,385
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	377,209
3.18%, 7/15/2060	1,000,000	692,929
4.03%, 9/1/2048	125,000	105,949
4.46%, 10/1/2062	190,000	170,148
Series 192, 4.81%, 10/15/2065	25,000	23,851
5.65%, 11/1/2040	100,000	107,044
		1,932,214
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	183,450
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	559,039
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	568,322
Series A, 4.14%, 6/1/2038	125,000	116,998
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	66,179
		751,499
TEXAS — 0.0% (a)
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	346,271
5.02%, 12/1/2048	100,000	96,820
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	209,910
Security Description	Principal Amount	Value
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	$65,000	$47,802
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	117,803
State of Texas, General Obligation, TX 3.21%, 4/1/2044	50,000	40,315
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	150,000	104,515
2.56%, 4/1/2042	40,000	30,147
		993,583
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	91,702
Series C, 4.18%, 9/1/2117	50,000	40,116
		131,818
TOTAL MUNICIPAL BONDS & NOTES (Cost $14,169,981)		11,900,931
MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	96,877
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	83,230
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (c)	50,000	43,991
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	138,199
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	97,089
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	90,700
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	88,074
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	44,733
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	179,086

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	$93,750	$77,384
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	403,237
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	193,838
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	258,207
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	414,674
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	139,261
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	208,686
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	210,367
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	384,291
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	205,660
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	103,905
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	411,000
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	123,356
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	95,013
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	96,174
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	107,955
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	181,544
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	660,268
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	64,438
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	353,460
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	409,137
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	257,510
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	240,035
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	247,010
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	278,177
Security Description	Principal Amount	Value
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	$200,000	$178,251
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	285,521
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	579,713
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	235,648
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	89,050
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	132,429
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	656,958
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	385,165
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	48,745
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	94,431
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	229,447
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	48,191
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	481,640
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	176,974
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	191,807
Series K068, Class A2, 3.24%, 8/25/2027	995,000	950,660
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	243,521
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,449,808
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	245,451
Series K-161, Class A2, 4.90%, 10/25/2033	150,000	151,967
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,353,228

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K512, Class A2, 5.00%, 11/25/2028	$174,962	$176,859
Series K751, Class A2, 4.41%, 3/25/2030	500,000	492,638
Federal National Mortgage Association-Aces Series 2023-M6, Class A2, 4.19%, 7/25/2028 (c)	500,000	489,824
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	187,272
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	232,479
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	134,173
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	410,749
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	97,394
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	192,215
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	97,107
Series 2016-C1, Class B, 4.70%, 3/17/2049 (c)	300,000	282,989
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	464,786
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	795,538
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C26, Class AS, 3.89%, 10/15/2048 (c)	650,000	624,443
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	398,232
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	143,413
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	181,667
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	300,161
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	377,539
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	92,805
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A3, 3.43%, 11/15/2048	$78,461	$76,198
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	970,578	944,546
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	281,028
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	230,521
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	145,800
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	178,370
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	90,043
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	297,935
TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,266,429)		23,611,895
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,285,798
BBCMS Mortgage Trust Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	175,000	197,492
Benchmark Mortgage Trust Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	719,240
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	524,707
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	524,655
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049	400,000	376,004
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	256,278
Morgan Stanley Capital I Trust Series 2022-L8, Class A5, 3.79%, 4/15/2055 (c)	675,000	615,292
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (c)	500,000	486,932
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,832,647)		4,986,398

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (e) (f)	59,166,286	$59,184,036
State Street Navigator Securities Lending Portfolio II (g) (h)	106,923,425	106,923,425
TOTAL SHORT-TERM INVESTMENTS (Cost $166,104,844)		166,107,461
TOTAL INVESTMENTS — 104.4% (Cost $3,368,240,327)		3,100,346,526
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(131,840,798)
NET ASSETS — 100.0%		$2,968,505,728
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2024.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$755,332,615	$—	$755,332,615
Asset-Backed Securities	—	12,590,080	—	12,590,080
Foreign Government Obligations	—	79,597,032	—	79,597,032
U.S. Government Agency Obligations	—	807,916,895	—	807,916,895
U.S. Treasury Obligations	—	1,238,303,219	—	1,238,303,219
Municipal Bonds & Notes	—	11,900,931	—	11,900,931
Mortgage-Backed Securities	—	23,611,895	—	23,611,895
Commercial Mortgage Backed Securities	—	4,986,398	—	4,986,398
Short-Term Investments	166,107,461	—	—	166,107,461
TOTAL INVESTMENTS	$166,107,461	$2,934,239,065	$—	$3,100,346,526

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,102,221	$51,122,662	$122,002,414	$113,935,955	$(5,781)	$696	59,166,286	$59,184,036	$676,245
State Street Navigator Securities Lending Portfolio II	111,292,245	111,292,245	355,400,053	359,768,873	—	—	106,923,425	106,923,425	86,998
Total		$162,414,907	$477,402,467	$473,704,828	$(5,781)	$696		$166,107,461	$763,243
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex-U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex-U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 4.8%
Abacus Group REIT	78,325	$63,874
Abacus Storage King REIT	92,312	75,280
Accent Group Ltd.	80,316	106,368
Adbri Ltd. (a)	66,713	136,229
AGL Energy Ltd.	142,907	777,559
Alpha HPA Ltd. (a)	109,995	63,149
ALS Ltd.	99,347	851,008
Altium Ltd.	27,421	1,166,751
Alumina Ltd. (a)	533,852	494,565
AMP Ltd.	550,600	420,277
Ampol Ltd.	53,249	1,382,291
Ansell Ltd.	25,657	411,435
ANZ Group Holdings Ltd.	679,154	13,026,554
APA Group Stapled Security	286,682	1,572,933
APM Human Services International Ltd.	44,330	47,141
ARB Corp. Ltd. (b)	17,681	476,976
Arena REIT (b)	59,179	153,275
Aristocrat Leisure Ltd.	129,421	3,630,673
ASX Ltd. (b)	43,260	1,874,560
Atlas Arteria Ltd. Stapled Security	286,236	995,326
AUB Group Ltd.	27,891	541,152
Audinate Group Ltd. (a)	16,156	220,711
Aurizon Holdings Ltd.	411,190	1,073,041
Aussie Broadband Ltd. (a)	39,567	92,412
Austal Ltd.	60,258	86,487
Australian Agricultural Co. Ltd. (a) (b)	66,789	59,259
Australian Clinical Labs Ltd. (b)	11,460	20,112
AVZ Minerals Ltd. (a) (b) (c)	378,780	96,375
Bank of Queensland Ltd. (b)	147,409	607,792
Bapcor Ltd.	67,346	277,240
Beach Energy Ltd.	349,938	418,930
Bega Cheese Ltd.	66,288	180,769
Bellevue Gold Ltd. (a)	251,703	309,538
Bendigo & Adelaide Bank Ltd. (b)	126,987	849,175
BHP Group Ltd.	1,144,620	33,058,626
BlueScope Steel Ltd.	97,572	1,518,195
Boral Ltd. (a) (b)	71,366	284,942
Boss Energy Ltd. (a)	90,668	282,154
Brambles Ltd.	310,949	3,276,239
Breville Group Ltd. (b)	28,855	517,499
Brickworks Ltd.	17,916	332,886
BWP Trust REIT (b)	89,143	209,946
Security Description	Shares	Value
Capricorn Metals Ltd. (a)	69,661	$234,051
CAR Group Ltd.	80,035	1,883,911
Centuria Capital Group REIT	119,214	136,107
Centuria Industrial REIT (b)	113,993	263,266
Centuria Office REIT (b)	90,435	78,765
Cettire Ltd. (a)	98,687	260,753
Challenger Ltd.	107,298	497,709
Champion Iron Ltd. (b)	90,243	436,260
Charter Hall Group REIT	108,526	973,532
Charter Hall Long Wale REIT (b)	129,186	321,953
Charter Hall Retail REIT	103,861	251,386
Charter Hall Social Infrastructure REIT (b)	87,632	154,934
Cleanaway Waste Management Ltd.	503,089	892,745
Clinuvel Pharmaceuticals Ltd. (b)	6,455	60,473
Cochlear Ltd.	14,807	3,260,472
Codan Ltd.	19,951	141,484
Coles Group Ltd.	299,068	3,305,197
Collins Foods Ltd.	27,699	183,238
Commonwealth Bank of Australia	379,535	29,797,222
Computershare Ltd.	124,018	2,112,543
Coronado Global Resources, Inc. CDI (d)	130,461	106,391
Corporate Travel Management Ltd.	32,318	358,222
Credit Corp. Group Ltd. (b)	15,386	186,001
Cromwell Property Group REIT	314,615	89,286
CSR Ltd.	109,002	627,216
Data#3 Ltd.	30,074	162,456
De Grey Mining Ltd. (a)	407,245	336,094
Deep Yellow Ltd. (a)	155,621	135,539
Deterra Royalties Ltd.	98,307	316,188
Dexus REIT	250,225	1,291,282
Dexus Industria REIT (b)	27,326	55,087
Dicker Data Ltd.	20,356	143,028
Domain Holdings Australia Ltd. (b)	51,929	111,121
Domino's Pizza Enterprises Ltd.	15,573	440,835
Downer EDI Ltd.	138,327	460,247
Eagers Automotive Ltd.	30,682	283,440
EBOS Group Ltd.	31,204	639,265
Elders Ltd.	27,681	169,394
Emerald Resources NL (a)	118,672	226,845
Endeavour Group Ltd.	320,161	1,150,890
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Evolution Mining Ltd.	462,694	$1,080,664
EVT Ltd.	18,245	147,836
Firefinch Ltd. (a) (b) (c)	180,320	7,058
FleetPartners Group Ltd. (a)	45,962	112,746
Flight Centre Travel Group Ltd. (b)	37,916	540,490
Fortescue Ltd.	382,410	6,411,746
G8 Education Ltd.	123,292	96,523
Genesis Minerals Ltd. (a)	252,836	305,983
Glencore PLC	2,332,763	12,827,693
Gold Road Resources Ltd.	232,550	239,711
Goodman Group REIT	387,527	8,547,932
GPT Group REIT	425,480	1,268,555
GrainCorp Ltd. Class A	50,653	272,299
Growthpoint Properties Australia Ltd. REIT	38,972	64,580
GUD Holdings Ltd.	43,623	335,824
Hansen Technologies Ltd.	29,249	92,930
Harvey Norman Holdings Ltd. (b)	138,827	466,439
Healius Ltd. (a)	128,559	111,130
HealthCo REIT (b)	98,187	81,353
Helia Group Ltd.	67,284	171,634
HMC Capital Ltd. REIT (b)	79,560	373,197
HomeCo Daily Needs REIT	371,426	307,744
HUB24 Ltd.	15,232	421,543
IDP Education Ltd. (b)	56,639	662,167
IGO Ltd. (b)	147,209	678,997
Iluka Resources Ltd.	95,630	449,825
Imdex Ltd.	101,204	153,839
Incitec Pivot Ltd.	432,752	815,926
Ingenia Communities Group REIT	82,745	282,330
Inghams Group Ltd.	168,523	394,700
Insignia Financial Ltd. (b)	111,547	183,389
Insurance Australia Group Ltd.	542,318	2,264,373
IPH Ltd.	47,437	195,281
IRESS Ltd. (a) (b)	35,397	191,441
JB Hi-Fi Ltd.	25,173	1,055,169
Johns Lyng Group Ltd.	59,264	247,835
Judo Capital Holdings Ltd. (a) (b)	161,120	139,803
Jumbo Interactive Ltd.	11,565	129,321
Karoon Energy Ltd. (a) (b)	208,007	293,120
Kelsian Group Ltd. (b)	34,444	129,884
Latin Resources Ltd. (a)	773,249	93,327
Lendlease Corp. Ltd. Stapled Security	147,946	620,623
Leo Lithium Ltd. (a)	203,060	66,901
Lifestyle Communities Ltd. (b)	28,492	291,277
Link Administration Holdings Ltd.	83,066	120,849
Liontown Resources Ltd. (a) (b)	319,135	243,598
Lottery Corp. Ltd.	515,431	1,731,776
Lovisa Holdings Ltd. (b)	18,279	397,945
Lynas Rare Earths Ltd. (a) (b)	219,604	815,204
Security Description	Shares	Value
MA Financial Group Ltd. (b)	13,806	$44,044
Maas Group Holdings Ltd. (b)	10,298	30,233
Macquarie Group Ltd.	82,609	10,762,654
Mader Group Ltd. (b)	34,029	141,639
Magellan Financial Group Ltd.	33,740	217,698
McMillan Shakespeare Ltd.	10,424	133,496
Medibank Pvt Ltd.	621,907	1,525,553
Megaport Ltd. (a) (b)	34,556	337,940
Metcash Ltd.	206,713	527,301
Mineral Resources Ltd.	39,669	1,834,119
Mirvac Group REIT	891,052	1,371,921
Monadelphous Group Ltd.	31,670	292,980
Mount Gibson Iron Ltd. (a) (b)	98,191	27,546
Nanosonics Ltd. (a) (b)	64,592	115,885
National Australia Bank Ltd.	704,437	15,919,667
National Storage REIT	310,917	486,821
Netwealth Group Ltd.	26,981	371,763
Neuren Pharmaceuticals Ltd. (a)	24,487	338,996
New Hope Corp. Ltd.	140,723	426,906
NEXTDC Ltd. (a)	114,856	1,333,041
nib holdings Ltd.	127,242	652,480
Nick Scali Ltd.	11,946	120,021
Nine Entertainment Co. Holdings Ltd. (b)	290,057	323,589
Northern Star Resources Ltd.	258,496	2,440,261
NRW Holdings Ltd.	104,835	200,395
Nufarm Ltd.	72,045	258,512
Objective Corp. Ltd. (b)	2,964	24,926
OceanaGold Corp.	220,500	498,600
oOh!media Ltd.	161,946	188,063
Orica Ltd.	107,705	1,283,071
Origin Energy Ltd.	383,972	2,304,631
Orora Ltd.	287,234	509,705
Paladin Energy Ltd. (a)	685,581	612,764
Pepper Money Ltd.	84,260	90,153
Perenti Ltd.	177,128	113,247
Perpetual Ltd. (b)	29,508	483,008
Perseus Mining Ltd.	272,549	382,294
PEXA Group Ltd. (a)	33,424	295,687
Pilbara Minerals Ltd. (b)	645,617	1,613,198
Pinnacle Investment Management Group Ltd. (b)	27,782	210,793
Platinum Asset Management Ltd.	87,073	61,351
PolyNovo Ltd. (a)	146,523	209,346
Premier Investments Ltd.	19,597	419,479
Pro Medicus Ltd. (b)	11,281	763,571
PWR Holdings Ltd. (b)	12,163	91,492
Qantas Airways Ltd. (a)	189,348	673,242
QBE Insurance Group Ltd.	333,821	3,948,439
Qube Holdings Ltd.	368,935	820,764
Ramelius Resources Ltd.	197,910	240,157
Ramsay Health Care Ltd.	40,244	1,483,680
REA Group Ltd. (b)	11,934	1,444,021
Red 5 Ltd. (a)	549,736	136,286

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Redox Ltd.	39,694	$76,912
Reece Ltd.	51,057	935,999
Region RE Ltd. REIT	259,615	404,801
Regis Resources Ltd. (a)	163,146	214,469
Resolute Mining Ltd. (a)	419,081	117,566
Rio Tinto Ltd.	83,828	6,658,980
Rio Tinto PLC	254,315	16,117,785
Rural Funds Group REIT	84,504	115,223
Sandfire Resources Ltd. (a)	102,117	592,262
Santos Ltd.	733,410	3,708,194
Scentre Group REIT	1,183,942	2,618,449
SEEK Ltd. (b)	82,637	1,350,505
Seven Group Holdings Ltd. (b)	35,256	937,751
Sigma Healthcare Ltd.	273,531	231,095
Silex Systems Ltd. (a)	87,668	293,408
Silver Lake Resources Ltd. (a)	213,224	172,493
SiteMinder Ltd. (a)	47,530	174,578
SmartGroup Corp. Ltd. (b)	25,202	159,650
Sonic Healthcare Ltd.	101,236	1,942,424
South32 Ltd. (b) (e)	10,757	21,008
South32 Ltd. (e)	1,001,525	1,960,185
Stanmore Resources Ltd.	53,229	111,820
Star Entertainment Group Ltd. (a) (b)	486,383	182,457
Steadfast Group Ltd.	234,844	900,888
Stockland REIT	533,422	1,687,822
Strike Energy Ltd. (a) (b)	985,145	167,104
Suncorp Group Ltd.	286,850	3,065,369
Super Retail Group Ltd.	47,823	502,316
Tabcorp Holdings Ltd.	559,156	275,419
Technology One Ltd.	64,618	715,401
Telix Pharmaceuticals Ltd. (a) (b)	56,406	474,343
Telstra Group Ltd.	903,658	2,275,649
Temple & Webster Group Ltd. (a)	17,447	149,337
Transurban Group Stapled Security	697,411	6,060,479
Treasury Wine Estates Ltd.	181,316	1,472,717
Tyro Payments Ltd. (a)	83,907	56,383
Ventia Services Group Pty. Ltd.	184,895	464,408
Vicinity Ltd. REIT	873,793	1,214,233
Viva Energy Group Ltd. (d)	258,464	623,901
Vulcan Steel Ltd.	8,527	46,896
Washington H Soul Pattinson & Co. Ltd.	51,915	1,138,349
Waypoint REIT Ltd.	137,853	229,335
Webjet Ltd. (a) (b)	83,369	480,263
Weebit Nano Ltd. (a) (b)	30,828	67,376
Wesfarmers Ltd.	256,256	11,435,208
West African Resources Ltd. (a)	174,419	136,549
Westgold Resources Ltd.	97,183	166,114
Westpac Banking Corp.	790,721	13,464,112
Whitehaven Coal Ltd.	175,441	812,650
WiseTech Global Ltd. (b)	37,766	2,314,791
Security Description	Shares	Value
Woodside Energy Group Ltd.	428,775	$8,531,850
Woolworths Group Ltd.	275,858	5,969,597
Worley Ltd.	82,404	900,486
Yancoal Australia Ltd. (b)	85,872	293,560
		335,837,390
AUSTRIA — 0.2%
ams-OSRAM AG (a)	219,189	254,913
ANDRITZ AG	15,822	987,672
AT&S Austria Technologie & Systemtechnik AG	5,053	105,598
BAWAG Group AG (d)	17,816	1,129,463
CA Immobilien Anlagen AG	8,392	296,372
DO & Co. AG	1,591	237,810
Erste Group Bank AG	77,646	3,463,322
EVN AG	7,098	187,813
Immofinanz AG (a)	8,587	209,591
Kontron AG	8,066	178,058
Lenzing AG (a)	3,638	125,926
Mondi PLC (e)	81,511	1,436,929
Mondi PLC (b) (e)	17,360	306,125
Oesterreichische Post AG	6,664	227,789
OMV AG	32,915	1,559,144
Palfinger AG	2,748	68,409
Porr AG	3,398	52,112
Raiffeisen Bank International AG	33,934	676,535
Schoeller-Bleckmann Oilfield Equipment AG	1,927	92,195
UNIQA Insurance Group AG	23,821	206,071
Verbund AG	15,246	1,115,550
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	243,485
voestalpine AG	26,522	744,738
Wienerberger AG	25,181	918,119
		14,823,739
BELGIUM — 0.5%
Ackermans & van Haaren NV	5,065	886,172
Aedifica SA REIT	11,302	695,141
Ageas SA	35,788	1,658,903
Anheuser-Busch InBev SA	196,146	11,960,354
Barco NV	14,654	241,668
Bekaert SA	8,197	420,860
bpost SA	27,427	102,608
Cofinimmo SA REIT	7,941	520,151
Colruyt Group NV	12,716	588,059
Deme Group NV	1,771	283,459
D'ieteren Group	4,815	1,069,161
Elia Group SA	6,587	711,396
Fagron	14,662	279,645
Galapagos NV (a) (b)	9,374	299,466
Groupe Bruxelles Lambert NV	20,097	1,520,635
KBC Ancora	7,640	372,459
KBC Group NV	56,083	4,204,744
Kinepolis Group NV (b)	2,953	135,702

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Lotus Bakeries NV	91	$879,606
Melexis NV	4,257	345,507
Montea NV REIT	3,606	325,189
Ontex Group NV (a) (b)	20,660	174,821
Proximus SADP	32,097	259,916
Recticel SA (b)	8,030	94,703
Retail Estates NV REIT	2,597	182,309
Shurgard Self Storage Ltd. REIT	7,629	340,984
Sofina SA (b)	3,452	775,457
Solvay SA (b)	16,008	437,403
Syensqo SA (a)	16,601	1,573,815
Tessenderlo Group SA (b)	5,115	133,962
UCB SA	28,318	3,498,745
Umicore SA	47,555	1,026,931
VGP NV	2,928	335,514
Warehouses De Pauw CVA REIT	38,364	1,096,320
X-Fab Silicon Foundries SE (a) (d)	38,071	288,434
Xior Student Housing NV REIT	5,821	176,027
		37,896,226
BERMUDA — 0.0% (f)
Cool Co. Ltd.	4,767	51,719
BRAZIL — 1.5%
3R Petroleum Oleo E Gas SA (a)	46,470	306,269
AES Brasil Energia SA (a)	76,444	155,773
Allos SA	94,822	453,125
Alpargatas SA Preference Shares (a)	41,207	78,453
Alupar Investimento SA	44,696	272,879
Ambev SA	1,049,767	2,619,410
Ambipar Participacoes e Empreendimentos SA	11,000	34,282
Arezzo Industria e Comercio SA	19,817	254,445
Armac Locacao Logistica E Servicos SA	35,900	90,296
Atacadao SA	149,400	406,813
Auren Energia SA	63,230	150,321
Azul SA Preference Shares (a)	51,900	135,205
B3 SA - Brasil Bolsa Balcao	1,285,003	3,078,021
Banco ABC Brasil SA Preference Shares	17,196	83,239
Banco ABC Brasil SA Preference Shares (a)	599	2,928
Banco Bradesco SA	375,940	956,833
Banco Bradesco SA Preference Shares	1,198,182	3,413,426
Banco BTG Pactual SA	266,008	1,935,985
Banco do Brasil SA	193,900	2,193,289
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	148,021
Security Description	Shares	Value
Banco Pan SA Preference Shares	88,800	$168,888
Banco Santander Brasil SA	76,900	438,151
BB Seguridade Participacoes SA	162,200	1,053,779
Bradespar SA	16,100	64,200
Bradespar SA Preference Shares	47,336	194,713
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	39,252
BRF SA (a)	213,686	696,698
Caixa Seguridade Participacoes SA	135,300	422,209
Camil Alimentos SA	18,200	32,651
CCR SA	234,500	647,439
Centrais Eletricas Brasileiras SA	272,019	2,266,123
Centrais Eletricas Brasileiras SA Class B, Preference Shares	52,400	488,141
Cia Brasileira de Aluminio	30,268	24,671
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	73,440
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	75,700	1,280,936
Cia de Saneamento de Minas Gerais Copasa MG	49,600	215,818
Cia De Sanena Do Parana	38,500	200,209
Cia De Sanena Do Parana Preference Shares	132,600	139,076
Cia Energetica de Minas Gerais Preference Shares	311,903	782,632
Cia Energetica do Ceara Class A, Preference Shares	1,500	11,136
Cia Siderurgica Nacional SA	149,200	467,969
Cielo SA	265,839	286,788
CM Hospitalar SA (a)	37,838	46,489
Cogna Educacao SA (a)	415,363	195,834
Companhia Paranaense de Energia Class B, Preference Shares	246,200	473,164
Cosan SA	268,780	869,882
CPFL Energia SA	48,800	339,369
Cury Construtora e Incorporadora SA	24,600	100,060
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	336,317
Dexco SA	93,038	142,748
Diagnosticos da America SA (a)	52,700	64,539
Direcional Engenharia SA	35,629	182,432
EcoRodovias Infraestrutura e Logistica SA	81,929	133,396
Embraer SA (a)	158,700	1,056,087
Enauta Participacoes SA	35,800	211,129

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Energisa SA	56,711	$542,349
Eneva SA (a)	187,412	477,371
Engie Brasil Energia SA	43,266	347,992
Equatorial Energia SA	234,281	1,523,478
ERO Copper Corp. (a) (b)	22,300	430,427
Ez Tec Empreendimentos e Participacoes SA	31,200	101,599
Fleury SA	57,402	172,015
Fras-Le SA	14,100	50,422
Gerdau SA Preference Shares	259,835	1,152,388
GPS Participacoes e Empreendimentos SA (d)	99,500	411,871
Grendene SA	87,800	115,943
Grupo De Moda Soma SA	109,072	165,823
Grupo Mateus SA (a)	120,500	210,641
Grupo SBF SA	28,867	74,683
Hapvida Participacoes e Investimentos SA (a) (d)	1,136,902	840,375
Hidrovias do Brasil SA (a)	120,200	103,017
Hospital Mater Dei SA	44,500	51,918
Hypera SA	80,800	531,559
Iguatemi SA	42,713	198,907
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	64,158
Iochpe Maxion SA	41,300	119,390
Irani Papel e Embalagem SA	27,700	50,967
IRB-Brasil Resseguros SA (a)	14,017	104,591
Itau Unibanco Holding SA Preference Shares	1,093,103	7,564,621
Itausa SA Preference Shares	1,223,323	2,566,130
Jalles Machado SA	50,036	78,969
JHSF Participacoes SA	59,024	57,544
Klabin SA	159,628	805,546
Localiza Rent a Car SA	205,491	2,244,758
LOG Commercial Properties e Participacoes SA	7,400	33,766
Lojas Renner SA	208,049	705,751
LWSA SA (d)	101,765	118,730
M Dias Branco SA	20,700	157,890
Magazine Luiza SA (a)	760,232	273,380
Marcopolo SA	46,200	54,086
Marcopolo SA Preference Shares	154,920	233,360
Marfrig Global Foods SA (a)	86,192	177,531
Metalurgica Gerdau SA Preference Shares	208,100	427,795
Mills Locacao Servicos e Logistica SA	21,200	57,219
Minerva SA	66,635	89,857
Movida Participacoes SA	42,600	72,340
MRV Engenharia e Participacoes SA (a)	105,116	163,589
Multiplan Empreendimentos Imobiliarios SA	56,314	287,895
Natura & Co. Holding SA	196,437	701,680
Odontoprev SA	78,060	189,631
Security Description	Shares	Value
Oncoclinicas do Brasil Servicos Medicos SA (a)	49,600	$87,695
Orizon Valorizacao de Residuos SA (a)	6,923	52,307
Pet Center Comercio e Participacoes SA	110,108	95,688
Petroleo Brasileiro SA	833,700	6,375,730
Petroleo Brasileiro SA Preference Shares	1,074,100	8,016,777
Petroreconcavo SA	43,700	205,599
PRIO SA	176,610	1,719,685
Raia Drogasil SA	290,676	1,589,396
Randon SA Implementos e Participacoes Preference Shares	25,700	66,078
Rede D'Or Sao Luiz SA (d)	124,753	630,799
Rumo SA	286,771	1,275,289
Santos Brasil Participacoes SA	104,381	277,763
Sao Martinho SA	33,600	208,290
Sendas Distribuidora SA	324,200	952,739
Serena Energia SA (a)	53,037	99,705
Simpar SA	66,400	98,561
SLC Agricola SA	49,764	196,648
Smartfit Escola de Ginastica e Danca SA	55,100	286,202
Suzano SA	179,209	2,290,616
Taurus Armas SA	26,600	71,528
Telefonica Brasil SA	98,385	994,552
TIM SA	195,300	694,497
TOTVS SA	128,101	726,295
Transmissora Alianca de Energia Eletrica SA	43,800	317,723
Tres Tentos Agroindustrial SA	17,015	35,760
Tupy SA	20,800	115,644
Ultrapar Participacoes SA	163,500	929,937
Unipar Carbocloro SA Class B, Preference Shares	8,470	112,831
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	87,200	174,381
Vale SA	767,918	9,332,132
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	155,373
Vibra Energia SA	257,000	1,284,089
Vivara Participacoes SA	27,900	141,575
Vulcabras SA	18,434	63,785
WEG SA	387,140	2,954,470
Wheaton Precious Metals Corp.	102,156	4,816,222
Wilson Sons SA	34,300	122,589
Yara International ASA	36,690	1,159,689
YDUQS Participacoes SA	68,100	246,385
		104,794,354
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	42,612	866,118

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
IAMGOLD Corp. (a) (b)	103,900	$347,037
		1,213,155
CANADA — 7.1%
ADENTRA, Inc.	5,200	157,585
Advantage Energy Ltd. (a) (b)	35,100	256,263
Aecon Group, Inc. (b)	12,400	155,865
Africa Oil Corp.	73,600	128,355
Ag Growth International, Inc.	4,900	222,179
Agnico Eagle Mines Ltd.	112,837	6,734,783
Air Canada (a)	47,200	683,977
Alamos Gold, Inc. Class A	88,182	1,301,308
Algoma Steel Group, Inc.	17,100	145,949
Algonquin Power & Utilities Corp. (b)	161,030	1,018,597
Alimentation Couche-Tard, Inc. (b)	173,400	9,906,192
Allied Properties Real Estate Investment Trust	13,900	181,499
AltaGas Ltd. (b)	65,800	1,454,821
Altius Minerals Corp. (b)	8,500	129,078
Altus Group Ltd. (b)	9,500	364,205
Andlauer Healthcare Group, Inc. (b)	4,000	125,535
ARC Resources Ltd. (b)	134,885	2,407,148
Aritzia, Inc. (a) (b)	17,000	469,832
Artis Real Estate Investment Trust	14,000	66,108
Atco Ltd. Class I	16,400	457,006
Athabasca Oil Corp. (a)	126,600	489,280
ATS Corp. (a) (b)	18,700	629,851
AutoCanada, Inc. (a) (b)	3,300	65,549
Aya Gold & Silver, Inc. (a)	23,000	198,175
B2Gold Corp. (b)	284,451	746,204
Badger Infrastructure Solution (b)	7,200	267,090
Ballard Power Systems, Inc. (a) (b)	46,200	128,708
Bank of Montreal (b)	162,587	15,889,252
Bank of Nova Scotia (b)	273,863	14,180,366
Barrick Gold Corp. (e)	355,317	5,915,605
Barrick Gold Corp. (b) (e)	40,752	674,259
Baytex Energy Corp. (b)	164,400	594,063
BCE, Inc.	16,579	563,925
Birchcliff Energy Ltd. (b)	54,600	215,455
Bird Construction, Inc.	12,000	165,291
Bitfarms Ltd. (a) (b)	72,000	160,148
BlackBerry Ltd. (a) (b)	148,500	407,120
Boardwalk Real Estate Investment Trust	5,500	317,340
Bombardier, Inc. Class B (a) (b)	18,772	806,645
Boralex, Inc. Class A (b)	24,900	526,612
Boyd Group Services, Inc.	4,800	1,015,865
Brookfield Asset Management Ltd. Class A (b)	79,308	3,334,657
Security Description	Shares	Value
Brookfield Business Corp. Class A (b)	5,000	$119,601
Brookfield Corp.	313,325	13,123,415
Brookfield Infrastructure Corp. Class A (b)	26,750	964,641
Brookfield Reinsurance Ltd. (a)	1,907	80,296
BSR Real Estate Investment Trust	5,000	55,755
CAE, Inc. (a)	71,800	1,484,017
Calian Group Ltd.	2,800	117,524
Calibre Mining Corp. (a)	137,000	169,067
Cameco Corp.	97,900	4,242,273
Canaccord Genuity Group, Inc.	20,300	133,508
Canada Goose Holdings, Inc. (a) (b)	10,500	126,706
Canadian Apartment Properties REIT	18,500	635,555
Canadian Imperial Bank of Commerce (b)	210,050	10,658,883
Canadian National Railway Co.	123,800	16,317,906
Canadian Natural Resources Ltd. (b)	241,600	18,447,832
Canadian Pacific Kansas City Ltd.	210,200	18,551,033
Canadian Tire Corp. Ltd. Class A (b)	11,500	1,148,088
Canadian Utilities Ltd. Class A (b)	29,800	679,350
Canadian Western Bank (b)	26,200	545,974
Canfor Corp. (a) (b)	11,300	142,873
Capital Power Corp. (b)	27,600	779,306
Capstone Copper Corp. (a) (b)	116,000	738,903
Cardinal Energy Ltd. (b)	26,000	136,028
Cargojet, Inc. (b)	1,600	132,304
Cascades, Inc.	17,800	130,088
CCL Industries, Inc. Class B (b)	33,400	1,708,688
Celestica, Inc. (a) (b)	30,100	1,353,694
Cenovus Energy, Inc. (b)	316,728	6,338,071
Centerra Gold, Inc.	42,600	251,838
CES Energy Solutions Corp.	48,000	167,064
CGI, Inc. (a)	46,500	5,135,016
Choice Properties Real Estate Investment Trust	34,200	348,255
CI Financial Corp. (b)	31,344	401,166
Cineplex, Inc. (a) (b)	12,300	66,988
Cogeco Communications, Inc. (b)	2,900	128,751
Cogeco, Inc. (b)	1,700	71,480
Colliers International Group, Inc. (b)	9,000	1,101,149
Computer Modelling Group Ltd. (b)	17,200	129,262
Constellation Software, Inc.	4,500	12,303,713

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Converge Technology Solutions Corp. (b)	36,000	$154,827
Coveo Solutions, Inc. (a)	5,600	42,541
Crescent Point Energy Corp. (b)	132,600	1,085,689
Crew Energy, Inc. (a)	23,200	79,719
Crombie Real Estate Investment Trust	10,200	103,187
Cronos Group, Inc. (a) (b)	33,600	88,143
CT Real Estate Investment Trust	10,200	107,559
Definity Financial Corp.	18,900	602,509
Denison Mines Corp. (a) (b)	174,600	341,910
dentalcorp Holdings Ltd. (a)	16,600	81,942
Descartes Systems Group, Inc. (a)	19,200	1,757,901
Docebo, Inc. (a)	3,100	151,696
Dollarama, Inc.	63,400	4,834,470
Dream Industrial Real Estate Investment Trust	40,600	395,424
DREAM Unlimited Corp. Class A (b)	4,365	62,544
Dundee Precious Metals, Inc.	35,800	272,485
Dye & Durham Ltd. (b)	16,098	187,002
ECN Capital Corp. (b)	41,500	64,094
Element Fleet Management Corp.	85,100	1,376,567
Emera, Inc. (b)	63,500	2,236,870
Empire Co. Ltd. Class A (b)	31,800	777,346
Enbridge, Inc.	479,500	17,344,559
Enerflex Ltd.	21,200	123,448
Enerplus Corp. (b)	54,100	1,063,810
Enghouse Systems Ltd. (b)	8,600	194,020
EQB, Inc. (b)	6,800	426,869
Equinox Gold Corp. (a) (b)	58,718	354,499
Evertz Technologies Ltd.	3,400	37,235
Exchange Income Corp. (b)	4,200	153,661
Extendicare, Inc. (b)	19,700	111,074
Fairfax Financial Holdings Ltd. (b)	4,800	5,178,999
Fiera Capital Corp. (b)	16,100	98,272
Filo Corp. (a) (b)	22,100	386,229
Finning International, Inc. (b)	32,800	964,913
First Capital Real Estate Investment Trust	33,700	391,226
First Majestic Silver Corp. (b)	62,000	364,234
First National Financial Corp.	3,500	97,299
FirstService Corp.	9,100	1,507,981
Fission Uranium Corp. (a)	151,600	108,666
Foran Mining Corp. (a) (b)	41,000	126,037
Fortis, Inc. (b)	110,148	4,356,269
Fortuna Silver Mines, Inc. (a)	66,163	245,926
Franco-Nevada Corp.	43,369	5,172,552
Freehold Royalties Ltd. (b)	24,800	267,380
GDI Integrated Facility Services, Inc. (a) (b)	3,100	89,822
George Weston Ltd.	13,727	1,856,404
Security Description	Shares	Value
GFL Environmental, Inc.	50,500	$1,743,104
Gibson Energy, Inc. (b)	37,300	635,609
Gildan Activewear, Inc.	40,400	1,500,763
Global Atomic Corp. (a)	41,900	70,285
goeasy Ltd.	3,900	459,354
Granite Real Estate Investment Trust	6,800	388,478
Great-West Lifeco, Inc. (b)	63,000	2,016,745
H&R Real Estate Investment Trust	23,700	161,999
Hammond Power Solutions, Inc. (b)	1,800	192,869
Headwater Exploration, Inc. (b)	49,000	277,724
Hudbay Minerals, Inc.	74,800	524,001
Hut 8 Corp. (a) (b)	16,120	178,204
Hydro One Ltd. (b) (d)	74,300	2,168,742
i-80 Gold Corp. (a) (b)	29,100	38,277
iA Financial Corp., Inc.	22,800	1,417,787
IGM Financial, Inc. (b)	20,700	534,307
Imperial Oil Ltd.	42,500	2,934,251
Innergex Renewable Energy, Inc. (b)	29,500	174,177
Intact Financial Corp.	40,100	6,520,306
Interfor Corp. (a) (b)	9,800	153,237
International Petroleum Corp. (a)	17,900	212,300
InterRent Real Estate Investment Trust	14,416	144,453
Ivanhoe Mines Ltd. Class A (a) (b)	143,100	1,708,846
Jamieson Wellness, Inc. (b) (d)	9,300	183,217
K92 Mining, Inc. (a)	46,600	216,944
Karora Resources, Inc. (a)	47,000	176,435
Kelt Exploration Ltd. (a) (b)	39,900	178,382
Keyera Corp. (b)	51,700	1,332,949
Killam Apartment Real Estate Investment Trust	11,000	151,029
Kinaxis, Inc. (a)	7,200	819,361
Kinross Gold Corp. (b)	269,700	1,656,166
Knight Therapeutics, Inc. (a)	26,600	104,179
Labrador Iron Ore Royalty Corp. (b)	17,300	369,203
Lassonde Industries, Inc. Class A	400	43,971
Laurentian Bank of Canada (b)	7,900	163,575
Leon's Furniture Ltd.	3,900	65,103
Lightspeed Commerce, Inc. (a) (b)	34,200	481,441
Linamar Corp.	9,300	494,809
Lion Electric Co. (a) (b)	19,000	27,098
Lithium Americas Argentina Corp. (a) (b)	20,000	107,741
Lithium Americas Corp. (a) (b)	20,000	134,491
Loblaw Cos. Ltd.	35,300	3,915,411
Lundin Gold, Inc. (b)	21,200	298,280

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MAG Silver Corp. (a) (b)	20,500	$216,475
Magna International, Inc. (b)	61,400	3,348,018
Major Drilling Group International, Inc. (a)	12,200	81,138
Manulife Financial Corp.	407,500	10,187,124
Maple Leaf Foods, Inc. (b)	15,600	256,032
Martinrea International, Inc.	17,800	159,947
Mattr Corp. (a)	13,200	173,236
MEG Energy Corp. (a) (b)	62,600	1,438,655
Methanex Corp. (b)	15,000	669,167
Metro, Inc. REIT (b)	50,757	2,727,544
Minto Apartment Real Estate Investment Trust (d)	6,300	73,789
Morguard Corp.	1,200	104,938
Morguard North American Residential Real Estate Investment Trust	5,100	60,111
MTY Food Group, Inc. (b)	4,300	162,467
Mullen Group Ltd.	18,900	202,792
National Bank of Canada (b)	76,300	6,431,020
New Gold, Inc. (a)	124,900	210,436
NexGen Energy Ltd. (a) (b)	111,900	870,724
Nexus Industrial REIT	8,000	45,224
NFI Group, Inc. (a) (b)	18,500	175,943
North American Construction Group Ltd.	4,900	109,062
North West Co., Inc.	14,600	423,462
Northland Power, Inc. (b)	56,800	928,863
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	70,701
Novagold Resources, Inc. (a) (b)	45,200	135,274
Nutrien Ltd.	111,518	6,064,371
Nuvei Corp. (b) (d)	13,600	430,336
NuVista Energy Ltd. (a) (b)	33,700	295,848
Obsidian Energy Ltd. (a)	16,300	134,664
Onex Corp. (b)	15,200	1,139,733
Open Text Corp. (b)	61,800	2,400,301
Orla Mining Ltd. (a) (b)	72,000	272,943
Osisko Gold Royalties Ltd.	37,331	613,241
Osisko Mining, Inc. (a)	60,500	124,286
Pan American Silver Corp. (b)	80,504	1,214,773
Paramount Resources Ltd. Class A (b)	23,500	477,380
Parex Resources, Inc. (b)	29,800	476,536
Park Lawn Corp. (b)	6,600	81,448
Parkland Corp.	30,373	968,255
Pason Systems, Inc.	15,300	176,828
Pembina Pipeline Corp. (b)	122,748	4,336,658
Pet Valu Holdings Ltd. (b)	7,700	180,146
Peyto Exploration & Development Corp. (b)	41,500	457,857
Pollard Banknote Ltd. (b)	1,300	34,353
Power Corp. of Canada (b)	126,953	3,563,033
PrairieSky Royalty Ltd. (b)	49,894	978,155
Precision Drilling Corp. (a) (b)	2,600	175,088
Security Description	Shares	Value
Premium Brands Holdings Corp. (b)	11,400	$745,539
Primaris Real Estate Investment Trust	13,425	138,392
Quebecor, Inc. Class B (b)	33,300	730,594
RB Global, Inc. (b)	40,700	3,102,914
Restaurant Brands International, Inc. (b)	66,346	5,273,851
Richelieu Hardware Ltd. (b)	15,300	481,640
RioCan Real Estate Investment Trust	38,600	526,837
Rogers Communications, Inc. Class B	80,600	3,305,598
Rogers Sugar, Inc.	17,400	68,533
Royal Bank of Canada	318,660	32,170,943
Russel Metals, Inc.	17,100	569,516
Sandstorm Gold Ltd. (b)	50,700	266,004
Saputo, Inc. (b)	54,800	1,079,195
Savaria Corp. (b)	10,000	123,850
Seabridge Gold, Inc. (a) (b)	25,500	385,915
Secure Energy Services, Inc. (b)	62,000	510,844
Shopify, Inc. Class A (a)	271,900	20,996,527
Sienna Senior Living, Inc. (b)	14,400	142,803
Silvercorp Metals, Inc.	34,200	111,452
SilverCrest Metals, Inc. (a) (b)	51,500	343,650
Slate Grocery REIT Class U,	5,300	44,766
Sleep Country Canada Holdings, Inc. (b) (d)	7,500	165,768
SmartCentres Real Estate Investment Trust	14,000	240,325
SNC-Lavalin Group, Inc.	40,100	1,641,633
Softchoice Corp.	5,700	75,312
Solaris Resources, Inc. (a)	14,800	52,277
Spartan Delta Corp. (b)	54,500	152,636
Spin Master Corp. (b) (d)	11,700	299,665
Sprott, Inc.	4,870	179,865
SSR Mining, Inc. (b)	50,304	224,152
Stantec, Inc.	25,500	2,119,143
Stelco Holdings, Inc. (b)	6,700	221,163
Stella-Jones, Inc. (b)	11,200	653,833
StorageVault Canada, Inc. (b)	51,900	197,897
Sun Life Financial, Inc.	131,100	7,160,245
Suncor Energy, Inc.	290,964	10,748,413
SunOpta, Inc. (a) (b)	14,000	96,006
Superior Plus Corp. (b)	46,100	343,727
Surge Energy, Inc.	29,300	166,934
Tamarack Valley Energy Ltd. (b)	150,400	426,777
Taseko Mines Ltd. (a)	72,200	155,257
TC Energy Corp. (b)	233,910	9,409,984
Teck Resources Ltd. Class B	103,900	4,760,244
TELUS Corp. (b) (e)	105,642	1,691,677
TELUS Corp. (a) (e)	3,252	52,067
TFI International, Inc. (b)	17,900	2,857,122
Thomson Reuters Corp.	35,504	5,530,570

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Timbercreek Financial Corp. (b)	17,500	$99,963
TMX Group Ltd.	62,600	1,652,834
Topaz Energy Corp.	19,800	326,281
Torex Gold Resources, Inc. (a)	16,700	246,073
Toromont Industries Ltd.	18,400	1,772,355
Toronto-Dominion Bank	413,198	24,961,342
Tourmaline Oil Corp. (b)	74,500	3,486,484
TransAlta Corp. (b)	61,900	397,496
Transcontinental, Inc. Class A (b)	13,900	151,095
Trican Well Service Ltd.	40,500	124,201
Tricon Residential, Inc. (b)	55,800	622,634
Triple Flag Precious Metals Corp. (b)	20,667	298,875
Trisura Group Ltd. (a)	10,700	329,322
Vermilion Energy, Inc. (b)	45,900	571,185
Well Health Technologies Corp. (a) (b)	42,100	114,175
Wesdome Gold Mines Ltd. (a) (b)	31,900	237,850
West Fraser Timber Co. Ltd.	12,300	1,063,076
Westshore Terminals Investment Corp. (b)	8,200	155,244
Whitecap Resources, Inc. (b)	139,700	1,058,138
Winpak Ltd.	6,400	191,728
WSP Global, Inc. (b)	28,100	4,687,867
		500,873,866
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	229,494
Antofagasta PLC	88,247	2,273,037
Banco de Chile	8,692,731	966,007
Banco de Credito e Inversiones SA (a)	19,569	558,829
Banco Itau Chile SA	8,665	89,331
Banco Santander Chile	10,798,372	537,249
CAP SA	31,134	213,578
Cencosud SA	345,997	599,679
Cia Cervecerias Unidas SA	52,608	311,995
Cia Sud Americana de Vapores SA	2,602,126	195,521
Colbun SA	2,338,950	302,727
Embotelladora Andina SA Class B, Preference Shares	111,561	282,312
Empresa Nacional de Telecomunicaciones SA	36,914	122,723
Empresas CMPC SA	281,711	571,837
Empresas Copec SA	85,667	614,783
Enel Americas SA	3,680,519	358,390
Enel Chile SA	5,627,525	337,933
Engie Energia Chile SA (a)	71,134	56,550
Falabella SA (a)	191,821	503,192
Inversiones Aguas Metropolitanas SA	105,572	79,147
Latam Airlines Group SA (a)	9,318,342	115,998
Lundin Mining Corp. (b)	144,200	1,476,898
Security Description	Shares	Value
Parque Arauco SA	130,868	$192,836
Plaza SA (a)	84,877	116,440
SMU SA	1,137,230	197,046
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	33,055	1,607,440
Vina Concha y Toro SA	73,303	88,672
		12,999,644
CHINA — 6.3%
360 Security Technology, Inc. Class A (a)	223,600	272,555
361 Degrees International Ltd.	183,000	107,558
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	27,941
3SBio, Inc. (d)	367,000	280,416
AAC Technologies Holdings, Inc.	152,500	511,487
Accelink Technologies Co. Ltd. Class A	13,200	70,033
ACM Research Shanghai, Inc. Class A	3,220	37,525
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	133,751
AECC Aero-Engine Control Co. Ltd. Class A	99,703	249,244
AECC Aviation Power Co. Ltd. Class A	35,700	165,067
Agile Group Holdings Ltd. (a) (b)	174,000	14,006
Agricultural Bank of China Ltd. Class A	1,161,700	667,221
Agricultural Bank of China Ltd. Class H	6,165,000	2,599,454
Aier Eye Hospital Group Co. Ltd. Class A	114,544	202,886
AIM Vaccine Co. Ltd. (a) (b)	49,000	50,900
AIMA Technology Group Co. Ltd. Class A	28,700	122,739
Air China Ltd. Class A (a)	120,700	121,358
Air China Ltd. Class H (a)	450,000	218,490
Airtac International Group	30,743	1,066,281
AK Medical Holdings Ltd. (b) (d)	142,000	89,267
Akeso, Inc. (a) (b) (d)	107,000	637,780
Alibaba Group Holding Ltd.	3,675,900	32,994,777
Alibaba Health Information Technology Ltd. (a)	1,201,500	488,187
A-Living Smart City Services Co. Ltd. (b) (d)	135,250	53,053
Alphamab Oncology (a) (b) (d)	125,000	72,351
Aluminum Corp. of China Ltd. Class A	193,400	189,394
Aluminum Corp. of China Ltd. Class H	862,000	547,392

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Amlogic Shanghai Co. Ltd. Class A	5,435	$36,119
ANE Cayman, Inc. (a)	171,000	108,152
Angel Yeast Co. Ltd. Class A	28,900	114,638
Angelalign Technology, Inc. (b) (d)	8,400	80,711
Anhui Conch Cement Co. Ltd. Class A	41,600	127,314
Anhui Conch Cement Co. Ltd. Class H	286,500	595,956
Anhui Expressway Co. Ltd. Class H	114,000	126,287
Anhui Gujing Distillery Co. Ltd. Class A	6,000	216,881
Anhui Gujing Distillery Co. Ltd. Class B	20,900	294,015
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	32,100	74,410
Anhui Kouzi Distillery Co. Ltd. Class A	23,600	131,321
Anhui Yingjia Distillery Co. Ltd. Class A	13,900	124,825
Anjoy Foods Group Co. Ltd. Class A	10,600	121,119
Anker Innovations Technology Co. Ltd. Class A	7,800	82,239
ANTA Sports Products Ltd.	290,800	3,091,384
Arrail Group Ltd. (a) (d)	55,000	45,749
Ascentage Pharma Group International (a) (d)	52,200	118,454
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	3,800	10,112
Asia Cement China Holdings Corp.	63,000	16,099
AsiaInfo Technologies Ltd. (d)	76,000	69,625
ASR Microelectronics Co. Ltd. Class A (a)	9,216	50,749
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	96,429
Autobio Diagnostics Co. Ltd. Class A	11,000	86,344
Autohome, Inc. ADR	15,400	403,788
Avary Holding Shenzhen Co. Ltd. Class A	11,300	36,762
AviChina Industry & Technology Co. Ltd. Class H	509,000	200,310
Avicopter PLC Class A	35,500	202,818
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	197,500	205,922
Baidu, Inc. Class A (a)	509,300	6,683,121
Bairong, Inc. (a) (d)	139,500	197,492
Bank of Beijing Co. Ltd. Class A	342,600	266,609
Bank of Chengdu Co. Ltd. Class A	77,900	145,169
Security Description	Shares	Value
Bank of China Ltd. Class A	418,700	$252,590
Bank of China Ltd. Class H	17,939,000	7,403,480
Bank of Communications Co. Ltd. Class A	557,200	479,657
Bank of Communications Co. Ltd. Class H	2,079,000	1,365,378
Bank of Hangzhou Co. Ltd. Class A	58,900	89,724
Bank of Jiangsu Co. Ltd. Class A	156,780	169,296
Bank of Nanjing Co. Ltd. Class A	176,700	219,768
Bank of Ningbo Co. Ltd. Class A	72,840	208,877
Bank of Shanghai Co. Ltd. Class A	271,500	250,918
Baoshan Iron & Steel Co. Ltd. Class A	340,800	303,699
BeiGene Ltd. (a)	155,500	1,889,497
Beijing Capital International Airport Co. Ltd. Class H (a)	326,000	98,719
Beijing Dabeinong Technology Group Co. Ltd. Class A	130,800	88,636
Beijing Enterprises Holdings Ltd.	103,000	298,743
Beijing Enterprises Water Group Ltd.	820,000	182,305
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	30,681
Beijing Kingsoft Office Software, Inc. Class A	5,556	228,801
Beijing New Building Materials PLC Class A	10,400	40,982
Beijing Roborock Technology Co. Ltd. Class A	1,904	89,669
Beijing Tiantan Biological Products Corp. Ltd. Class A	70,000	245,854
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	30,000	34,307
Beijing Tongrentang Co. Ltd. Class A	22,600	129,740
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	117,563
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	127,324
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	441,584
Beiqi Foton Motor Co. Ltd. Class A (a)	320,700	120,587
Bilibili, Inc. Class Z (a) (b)	43,620	492,132
Bloomage Biotechnology Corp. Ltd. Class A	18,009	139,252
BOC Aviation Ltd. (d)	44,500	342,857
BOC Hong Kong Holdings Ltd.	835,500	2,236,483
BOE Technology Group Co. Ltd. Class A	738,800	410,083
BOE Varitronix Ltd.	80,000	48,247

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bosideng International Holdings Ltd.	850,000	$424,650
Brilliance China Automotive Holdings Ltd.	660,000	455,379
BYD Co. Ltd. Class A	22,300	640,030
BYD Co. Ltd. Class H	235,500	6,066,199
BYD Electronic International Co. Ltd.	172,500	635,873
By-health Co. Ltd. Class A	75,700	173,808
C&D International Investment Group Ltd.	199,990	349,055
Caitong Securities Co. Ltd. Class A	30,160	30,657
Cambricon Technologies Corp. Ltd. Class A (a)	7,449	183,301
Canaan, Inc. ADR (a) (b)	43,600	66,272
Canggang Railway Ltd.	448,000	52,662
Canmax Technologies Co. Ltd. Class A	6,240	16,931
CARsgen Therapeutics Holdings Ltd. (a) (d)	40,000	30,870
CGN Mining Co. Ltd. (a)	1,135,000	250,886
CGN New Energy Holdings Co. Ltd.	158,000	41,789
CGN Power Co. Ltd. Class H (d)	2,791,600	827,516
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	6,200	103,661
Changjiang Securities Co. Ltd. Class A	35,800	25,098
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	89,575
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	85,259
Chengxin Lithium Group Co. Ltd. Class A	11,700	30,973
Chervon Holdings Ltd. (b)	18,200	45,718
China Baoan Group Co. Ltd. Class A	34,300	49,652
China BlueChemical Ltd. Class H	204,000	58,908
China Cinda Asset Management Co. Ltd. Class H	1,770,592	147,051
China CITIC Bank Corp. Ltd. Class H	1,884,000	1,003,811
China Coal Energy Co. Ltd. Class H	427,000	415,736
China Communications Services Corp. Ltd. Class H	458,000	213,596
China Conch Venture Holdings Ltd.	351,500	244,320
China Construction Bank Corp. Class A	243,900	229,441
China Construction Bank Corp. Class H	21,716,000	13,096,553
Security Description	Shares	Value
China CSSC Holdings Ltd. Class A	54,200	$258,294
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	556,000	114,376
China East Education Holdings Ltd. (d)	63,000	19,319
China Eastern Airlines Corp. Ltd. Class A (a)	269,200	135,334
China Education Group Holdings Ltd.	270,639	144,890
China Energy Engineering Corp. Ltd. Class A	587,300	169,871
China Everbright Bank Co. Ltd. Class A	708,700	304,548
China Everbright Bank Co. Ltd. Class H	1,095,300	314,884
China Everbright Environment Group Ltd.	731,518	284,141
China Everbright Ltd.	208,000	103,383
China Feihe Ltd. (d)	849,000	399,200
China Foods Ltd.	362,000	134,597
China Galaxy Securities Co. Ltd. Class A	27,500	44,770
China Galaxy Securities Co. Ltd. Class H	808,800	396,833
China Gas Holdings Ltd.	618,000	557,479
China Greatwall Technology Group Co. Ltd. Class A	33,600	45,677
China Hongqiao Group Ltd.	549,000	617,291
China International Capital Corp. Ltd. Class A	23,600	104,146
China International Capital Corp. Ltd. Class H (d)	340,000	403,146
China Jinmao Holdings Group Ltd.	843,394	60,347
China Jushi Co. Ltd. Class A	25,717	37,086
China Lesso Group Holdings Ltd.	209,000	99,073
China Life Insurance Co. Ltd. Class A	28,900	113,444
China Life Insurance Co. Ltd. Class H	1,674,000	2,008,428
China Lilang Ltd.	100,000	63,247
China Literature Ltd. (a) (d)	86,400	288,683
China Longyuan Power Group Corp. Ltd. Class H	756,000	529,343
China Medical System Holdings Ltd.	358,000	376,002
China Meidong Auto Holdings Ltd.	194,000	74,859
China Mengniu Dairy Co. Ltd.	711,000	1,526,209
China Merchants Bank Co. Ltd. Class A	281,600	1,248,125
China Merchants Bank Co. Ltd. Class H	871,000	3,444,403
China Merchants Energy Shipping Co. Ltd. Class A	83,300	88,458

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Merchants Port Holdings Co. Ltd.	391,740	$470,001
China Merchants Securities Co. Ltd. Class A	119,000	226,841
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	110,299
China Minsheng Banking Corp. Ltd. Class A	325,200	181,851
China Minsheng Banking Corp. Ltd. Class H	1,745,600	604,434
China Modern Dairy Holdings Ltd.	574,000	47,672
China National Building Material Co. Ltd. Class H	902,000	310,023
China National Chemical Engineering Co. Ltd. Class A	71,900	65,954
China National Nuclear Power Co. Ltd. Class A	302,600	373,019
China National Software & Service Co. Ltd. Class A	26,370	111,612
China New Higher Education Group Ltd. (d)	79,000	23,014
China Nonferrous Mining Corp. Ltd.	285,000	238,154
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	99,389
China Oilfield Services Ltd. Class H	424,000	487,577
China Oriental Group Co. Ltd.	192,000	25,513
China Overseas Grand Oceans Group Ltd.	216,135	48,052
China Overseas Land & Investment Ltd.	867,000	1,247,362
China Overseas Property Holdings Ltd.	280,000	154,911
China Pacific Insurance Group Co. Ltd. Class A	90,000	280,398
China Pacific Insurance Group Co. Ltd. Class H	599,400	1,049,234
China Petroleum & Chemical Corp. Class A	378,200	324,005
China Petroleum & Chemical Corp. Class H	5,554,000	3,150,823
China Power International Development Ltd. (b)	1,100,000	451,162
China Railway Group Ltd. Class A	272,800	255,877
China Railway Group Ltd. Class H	1,020,000	504,367
China Railway Signal & Communication Corp. Ltd. Class A	171,778	129,891
China Rare Earth Resources & Technology Co. Ltd. Class A	14,100	52,435
China Renaissance Holdings Ltd. (a) (b) (c) (d)	18,400	4,273
Security Description	Shares	Value
China Resources Beer Holdings Co. Ltd.	348,721	$1,606,270
China Resources Building Materials Technology Holdings Ltd.	430,000	65,381
China Resources Gas Group Ltd.	233,900	745,652
China Resources Land Ltd.	711,333	2,249,486
China Resources Medical Holdings Co. Ltd.	322,000	161,279
China Resources Microelectronics Ltd. Class A	31,302	169,349
China Resources Mixc Lifestyle Services Ltd. (d)	178,800	565,429
China Resources Pharmaceutical Group Ltd. (d)	326,000	208,268
China Resources Power Holdings Co. Ltd.	442,055	1,031,365
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	17,300	125,644
China Risun Group Ltd. (b)	122,000	47,388
China Ruyi Holdings Ltd. (a) (b)	1,643,200	417,810
China Shenhua Energy Co. Ltd. Class A	83,500	444,389
China Shenhua Energy Co. Ltd. Class H	740,500	2,909,413
China South City Holdings Ltd. (b)	476,000	8,697
China Southern Airlines Co. Ltd. Class A (a)	172,600	133,128
China State Construction Engineering Corp. Ltd. Class A	539,600	387,955
China State Construction International Holdings Ltd.	510,750	557,316
China Taiping Insurance Holdings Co. Ltd.	318,600	278,851
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	255,581
China Tobacco International HK Co. Ltd.	93,000	123,106
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	288,438
China Tourism Group Duty Free Corp. Ltd. Class H (b) (d)	26,800	267,094
China Tower Corp. Ltd. Class H (d)	9,780,000	1,124,648
China Traditional Chinese Medicine Holdings Co. Ltd.	530,000	289,838
China Travel International Investment Hong Kong Ltd.	266,000	44,523

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China United Network Communications Ltd. Class A	421,500	$267,632
China Vanke Co. Ltd. Class A	111,100	141,392
China Vanke Co. Ltd. Class H (b)	500,600	346,677
China Water Affairs Group Ltd.	126,000	73,896
China XLX Fertiliser Ltd.	86,000	40,987
China Yangtze Power Co. Ltd. Class A	363,000	1,242,432
China Youran Dairy Group Ltd. (d)	204,000	31,800
China Zhenhua Group Science & Technology Co. Ltd. Class A	11,600	87,219
China Zheshang Bank Co. Ltd. Class A	206,180	83,490
Chinasoft International Ltd.	636,000	383,561
Chlitina Holding Ltd.	15,000	91,396
Chongqing Brewery Co. Ltd. Class A	7,200	64,063
Chongqing Changan Automobile Co. Ltd. Class A	119,280	282,083
Chongqing Hongjiu Fruit Co. Ltd. Class H (a)	71,700	15,941
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	120,919
Chongqing Zhifei Biological Products Co. Ltd. Class A	30,900	192,667
Chow Tai Fook Jewellery Group Ltd.	461,000	679,739
CIMC Enric Holdings Ltd.	78,000	79,331
CITIC Ltd.	1,320,000	1,268,314
CITIC Securities Co. Ltd. Class A	150,285	399,703
CITIC Securities Co. Ltd. Class H	443,275	730,631
CITIC Telecom International Holdings Ltd.	239,000	77,260
Cloud Music, Inc. (a) (b) (d)	12,700	150,019
ClouDr Group Ltd. (a)	67,800	22,524
CMGE Technology Group Ltd. (a)	118,000	17,339
CMOC Group Ltd. Class A	183,600	206,602
CMOC Group Ltd. Class H	915,000	777,460
CNGR Advanced Material Co. Ltd. Class A	3,200	22,892
CNPC Capital Co. Ltd. Class A	102,900	79,651
COFCO Joycome Foods Ltd. (a) (b)	478,000	101,384
Contemporary Amperex Technology Co. Ltd. Class A	57,920	1,505,997
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	79,965
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	258,000	267,347
Security Description	Shares	Value
COSCO SHIPPING Holdings Co. Ltd. Class A	120,000	$171,561
COSCO SHIPPING Holdings Co. Ltd. Class H	691,900	727,576
COSCO SHIPPING Ports Ltd.	325,303	178,728
Country Garden Holdings Co. Ltd. (a) (b)	2,326,052	144,144
Country Garden Services Holdings Co. Ltd.	469,000	300,224
CRRC Corp. Ltd. Class A	331,200	301,987
CRRC Corp. Ltd. Class H	923,000	497,679
CSC Financial Co. Ltd. Class A	53,200	160,910
CSPC Innovation Pharmaceutical Co. Ltd. Class A	9,700	49,780
CSPC Pharmaceutical Group Ltd.	1,991,280	1,564,742
Dada Nexus Ltd. ADR (a) (b)	15,600	31,980
Daqin Railway Co. Ltd. Class A	189,500	191,056
Daqo New Energy Corp. ADR (a)	12,000	337,800
DaShenLin Pharmaceutical Group Co. Ltd. Class A	7,257	21,100
Dong-E-E-Jiao Co. Ltd. Class A	26,900	225,340
Dongfang Electric Corp. Ltd. Class A	54,100	115,124
Dongfeng Motor Group Co. Ltd. Class H	572,000	238,990
Dongyue Group Ltd.	444,000	416,403
East Buy Holding Ltd. (a) (b) (d)	116,000	308,288
East Money Information Co. Ltd. Class A	205,840	365,162
Eastroc Beverage Group Co. Ltd. Class A	2,900	75,224
E-Commodities Holdings Ltd.	236,000	56,087
Ecovacs Robotics Co. Ltd. Class A	3,400	16,657
Empyrean Technology Co. Ltd. Class A	4,200	46,336
ENN Energy Holdings Ltd.	174,700	1,346,001
ENN Natural Gas Co. Ltd. Class A	24,700	65,149
Eoptolink Technology, Inc. Ltd. Class A	8,400	78,639
ESR Group Ltd. (d)	495,000	529,378
Eve Energy Co. Ltd. Class A	21,906	118,485
Everbright Securities Co. Ltd. Class A	35,500	79,504
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	264,099	78,571
Everest Medicines Ltd. (a) (b) (d)	30,000	90,079

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fangda Carbon New Material Co. Ltd. Class A (a)	84,400	$55,799
Far East Horizon Ltd.	401,000	297,172
FAW Jiefang Group Co. Ltd. Class A (a)	253,201	314,566
FIH Mobile Ltd. (a)	297,000	19,354
FinVolution Group ADR	34,800	175,392
First Tractor Co. Ltd. Class H	108,000	84,176
Flat Glass Group Co. Ltd. Class A	16,900	67,107
Flat Glass Group Co. Ltd. Class H (b)	104,000	252,743
Focus Media Information Technology Co. Ltd. Class A	239,900	214,775
Foshan Haitian Flavouring & Food Co. Ltd. Class A	50,109	273,169
Fosun International Ltd.	432,000	225,206
Fosun Tourism Group (a) (d)	50,600	23,016
Founder Securities Co. Ltd. Class A	100,200	107,923
Foxconn Industrial Internet Co. Ltd. Class A	192,600	622,069
Fu Shou Yuan International Group Ltd.	276,000	170,683
Fufeng Group Ltd.	357,000	231,266
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	208,823
Fuyao Glass Industry Group Co. Ltd. Class H (d)	124,000	624,242
GalaxyCore, Inc. Class A	18,062	41,595
Ganfeng Lithium Group Co. Ltd. Class A	22,280	110,258
Ganfeng Lithium Group Co. Ltd. Class H (b) (d)	87,680	268,313
GCL Technology Holdings Ltd.	4,685,000	766,222
GD Power Development Co. Ltd. Class A	239,700	165,404
GDS Holdings Ltd. Class A (a)	230,800	187,850
Geely Automobile Holdings Ltd.	1,309,000	1,545,421
GEM Co. Ltd. Class A	32,900	26,826
Gemdale Properties & Investment Corp. Ltd.	808,000	25,500
Genertec Universal Medical Group Co. Ltd. (d)	93,000	50,739
Genscript Biotech Corp. (a) (b)	256,000	474,289
GF Securities Co. Ltd. Class A	104,500	193,156
GF Securities Co. Ltd. Class H	222,400	229,889
Giant Biogene Holding Co. Ltd. (a) (d)	67,400	366,433
GigaDevice Semiconductor, Inc. Class A	6,928	69,419
Ginlong Technologies Co. Ltd. Class A	3,000	24,499
GoerTek, Inc. Class A	48,100	104,608
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	180,000	121,894
Security Description	Shares	Value
Goldwind Science & Technology Co. Ltd. Class A	22,900	$23,435
Goneo Group Co. Ltd. Class A	5,600	79,051
GoodWe Technologies Co. Ltd. Class A	3,383	46,544
Gotion High-tech Co. Ltd. Class A (a)	8,500	23,778
Great Wall Motor Co. Ltd. Class A	14,400	45,260
Great Wall Motor Co. Ltd. Class H (b)	572,500	636,400
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	257,540
Greenland Holdings Corp. Ltd. Class A (a)	198,900	53,147
Greentown China Holdings Ltd.	261,000	208,094
Greentown Management Holdings Co. Ltd. (d)	153,000	125,896
Greentown Service Group Co. Ltd.	280,000	106,971
Guangdong Haid Group Co. Ltd. Class A	22,500	133,412
Guangdong Investment Ltd.	604,000	258,534
Guanghui Energy Co. Ltd. Class A	204,300	203,163
Guangzhou Automobile Group Co. Ltd. Class A	198,200	243,232
Guangzhou Automobile Group Co. Ltd. Class H	684,800	280,869
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	39,855
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	73,901
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,600	51,452
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	333,200	37,039
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	20,107	94,520
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	80,576
Guosen Securities Co. Ltd. Class A	90,800	103,676
Guotai Junan Securities Co. Ltd. Class A	92,200	180,961
H World Group Ltd. ADR	46,500	1,799,550
Haichang Ocean Park Holdings Ltd. (a) (b) (d)	486,000	47,815
Haidilao International Holding Ltd. (d)	359,000	810,066
Haier Smart Home Co. Ltd. Class A	74,500	257,349
Haier Smart Home Co. Ltd. Class H	592,400	1,843,101

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hainan Airlines Holding Co. Ltd. Class A (a)	509,600	$96,159
Hainan Airport Infrastructure Co. Ltd. Class A (a)	139,100	66,864
Hainan Meilan International Airport Co. Ltd. Class H (a)	25,000	22,456
Haitian International Holdings Ltd.	158,000	459,276
Haitong Securities Co. Ltd. Class A	118,500	141,507
Haitong Securities Co. Ltd. Class H	714,000	341,197
Hang Zhou Great Star Industrial Co. Ltd. Class A	35,000	117,914
Hangzhou First Applied Material Co. Ltd. Class A	22,108	85,869
Hangzhou Oxygen Plant Group Co. Ltd. Class A	10,200	40,109
Hangzhou Robam Appliances Co. Ltd. Class A	18,900	62,346
Hangzhou Silan Microelectronics Co. Ltd. Class A	35,900	96,865
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	159,298
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	56,853
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	605,240
Harbin Electric Co. Ltd. Class H	36,000	12,051
Health & Happiness H&H International Holdings Ltd.	69,000	92,571
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	21,400	73,776
Heilongjiang Agriculture Co. Ltd. Class A	119,200	197,835
Helens International Holdings Co. Ltd. (b)	128,000	52,826
Hello Group, Inc. ADR	33,300	206,793
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	66,164
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	362,533
Hengan International Group Co. Ltd.	154,000	485,035
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	35,300	70,110
Hengli Petrochemical Co. Ltd. Class A (a)	99,100	186,997
Hengtong Optic-electric Co. Ltd. Class A	52,500	88,508
Hengyi Petrochemical Co. Ltd. Class A (a)	291,090	257,396
Hisense Visual Technology Co. Ltd. Class A	29,100	94,750
Security Description	Shares	Value
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	$131,841
Hongfa Technology Co. Ltd. Class A	7,140	23,946
Hopson Development Holdings Ltd. (a)	253,204	114,851
Hoshine Silicon Industry Co. Ltd. Class A	3,500	23,877
Hoymiles Power Electronics, Inc. Class A	1,418	42,575
Hua Hong Semiconductor Ltd. (a) (b) (d)	150,000	292,470
Huadian Power International Corp. Ltd. Class A	84,700	79,096
Huadong Medicine Co. Ltd. Class A	20,060	84,877
Huafon Chemical Co. Ltd. Class A	33,800	30,586
Huaibei Mining Holdings Co. Ltd. Class A	25,800	58,207
Hualan Biological Engineering, Inc. Class A	77,160	210,531
Huaneng Power International, Inc. Class A (a)	155,200	195,593
Huaneng Power International, Inc. Class H (a)	864,000	508,920
Huangshan Tourism Development Co. Ltd. Class B (a)	20,400	15,830
Huatai Securities Co. Ltd. Class A	90,300	171,884
Huatai Securities Co. Ltd. Class H (d)	360,000	411,221
Huaxia Bank Co. Ltd. Class A	152,200	135,631
Huayu Automotive Systems Co. Ltd. Class A	62,800	142,373
Huazhong In-Vehicle Holdings Co. Ltd. (b)	162,000	47,608
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,400	57,625
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	118,010
Humanwell Healthcare Group Co. Ltd. Class A	11,800	31,449
Hunan Valin Steel Co. Ltd. Class A	44,000	31,150
Hundsun Technologies, Inc. Class A	19,510	61,106
HUTCHMED China Ltd. (a)	20,000	68,358
HUTCHMED China Ltd. ADR (a) (b)	21,100	354,480
HUYA, Inc. ADR (a)	25,100	114,205
Hwatsing Technology Co. Ltd. Class A	2,095	50,791
Hygeia Healthcare Holdings Co. Ltd. (b) (d)	73,600	299,988

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hygon Information Technology Co. Ltd. Class A	26,199	$277,095
iDreamSky Technology Holdings Ltd. (a) (b) (d)	134,400	43,962
IEIT Systems Co. Ltd. Class A	7,900	48,257
Iflytek Co. Ltd. Class A	35,600	243,302
Imeik Technology Development Co. Ltd. Class A	1,900	88,557
Industrial & Commercial Bank of China Ltd. Class A	824,900	596,486
Industrial & Commercial Bank of China Ltd. Class H	14,700,000	7,400,290
Industrial Bank Co. Ltd. Class A	260,900	583,938
Industrial Securities Co. Ltd. Class A	42,900	32,085
Ingenic Semiconductor Co. Ltd. Class A	8,200	69,098
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	892,200	195,388
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	110,349
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	347,031
Inner Mongolia Yitai Coal Co. Ltd. Class B	211,600	403,310
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	14,900	11,492
InnoCare Pharma Ltd. (a) (d)	56,000	33,272
Innovent Biologics, Inc. (a) (d)	274,000	1,319,858
iQIYI, Inc. ADR (a)	104,500	442,035
iRay Technology Co. Ltd. Class A	1,949	59,667
Isoftstone Information Technology Group Co. Ltd. Class A (a)	8,500	54,907
JA Solar Technology Co. Ltd. Class A	34,160	81,819
Jacobio Pharmaceuticals Group Co. Ltd. (a) (d)	52,200	10,805
Jason Furniture Hangzhou Co. Ltd. Class A	5,330	26,722
JCET Group Co. Ltd. Class A	57,900	231,507
JD Health International, Inc. (a) (d)	240,450	851,020
JD Logistics, Inc. (a) (d)	392,700	399,903
JD.com, Inc. Class A	529,104	7,294,536
Jiangsu Eastern Shenghong Co. Ltd. Class A	75,300	102,884
Jiangsu Expressway Co. Ltd. Class H	224,000	229,253
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	93,436
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	78,324	498,506
Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	$160,328
Jiangsu Pacific Quartz Co. Ltd. Class A	6,800	84,977
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	52,860
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	18,200	247,165
Jiangsu Yangnong Chemical Co. Ltd. Class A	2,730	19,222
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	342,189
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	48,220
Jiangxi Copper Co. Ltd. Class A	32,700	101,337
Jiangxi Copper Co. Ltd. Class H	230,000	392,030
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	14,700	19,093
Jinan Acetate Chemical Co. Ltd.	13,117	367,236
Jinchuan Group International Resources Co. Ltd. (b)	832,000	87,171
Jinko Solar Co. Ltd. Class A	79,291	90,098
JinkoSolar Holding Co. Ltd. ADR (b)	9,100	229,229
Jinxin Fertility Group Ltd. (a) (d)	455,500	141,426
JiuGui Liquor Co. Ltd. Class A	7,000	54,715
Jiumaojiu International Holdings Ltd. (b) (d)	188,000	135,479
JNBY Design Ltd.	41,500	77,947
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	28,300	42,214
Jointown Pharmaceutical Group Co. Ltd. Class A	72,801	79,916
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	18,470	63,293
JOYY, Inc. ADR	11,700	359,775
Kangji Medical Holdings Ltd.	92,000	79,464
Kanzhun Ltd. ADR	49,400	865,982
KE Holdings, Inc. ADR	146,700	2,014,191
Keda Industrial Group Co. Ltd. Class A	17,700	25,159
Kerry Logistics Network Ltd.	101,500	110,495
Keymed Biosciences, Inc. (a) (b) (d)	36,000	155,933
Kingboard Holdings Ltd.	162,000	330,357
Kingdee International Software Group Co. Ltd. (a)	624,000	704,013
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	97,888
Kingsoft Corp. Ltd.	215,400	663,282
Konka Group Co. Ltd. Class B (a)	8,900	955

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kuaishou Technology (a) (d)	529,300	$3,317,234
Kuang-Chi Technologies Co. Ltd. Class A (a)	107,500	300,273
Kunlun Energy Co. Ltd.	1,042,000	869,393
Kunlun Tech Co. Ltd. Class A (a)	14,200	79,484
Kweichow Moutai Co. Ltd. Class A	16,500	3,867,151
LB Group Co. Ltd. Class A	11,000	27,953
Lee & Man Paper Manufacturing Ltd.	156,000	47,040
Legend Holdings Corp. Class H (d)	129,200	98,223
Lenovo Group Ltd.	1,812,000	2,099,910
Lens Technology Co. Ltd. Class A	26,800	50,017
Lepu Biopharma Co. Ltd. Class H (a) (b) (d)	112,000	45,650
Lepu Medical Technology Beijing Co. Ltd. Class A	9,700	18,437
Li Auto, Inc. Class A (a)	255,100	3,953,725
Li Ning Co. Ltd.	525,000	1,395,269
Lifetech Scientific Corp. (a) (b)	1,054,000	237,022
Lingyi iTech Guangdong Co. Class A	50,400	37,833
Linklogis, Inc. Class B (d)	122,000	21,823
Longfor Group Holdings Ltd. (d)	450,275	636,309
LONGi Green Energy Technology Co. Ltd. Class A	86,492	233,611
Lonking Holdings Ltd.	174,000	31,792
Lufax Holding Ltd. ADR	45,250	190,955
Luxshare Precision Industry Co. Ltd. Class A	87,668	359,226
Luye Pharma Group Ltd. (a) (d)	416,000	145,108
Luzhou Laojiao Co. Ltd. Class A	18,500	471,546
Mango Excellent Media Co. Ltd. Class A	9,700	32,692
Maoyan Entertainment (a) (d)	41,600	50,814
Maxscend Microelectronics Co. Ltd. Class A	4,000	55,358
Meihua Holdings Group Co. Ltd. Class A	81,900	113,481
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	24,000	16,561
Meitu, Inc. (b) (d)	814,000	341,141
Meituan Class B (a) (d)	1,146,310	14,177,923
Metallurgical Corp. of China Ltd. Class A	364,100	172,010
Microport Scientific Corp. (a)	220,108	184,772
Midea Group Co. Ltd. Class A	47,200	419,836
Midea Real Estate Holding Ltd. (d)	42,400	21,562
Ming Yang Smart Energy Group Ltd. Class A	25,500	33,015
Security Description	Shares	Value
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	94,000	$29,306
MINISO Group Holding Ltd.	81,800	420,682
MINISO Group Holding Ltd. ADR (b)	21,700	444,850
Minth Group Ltd.	152,000	240,048
MMG Ltd. (a)	576,000	225,942
Mobvista, Inc. (a) (d)	53,000	20,925
Montage Technology Co. Ltd. Class A	9,953	63,690
Muyuan Foods Co. Ltd. Class A	66,023	382,385
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	44,159	67,330
NARI Technology Co. Ltd. Class A	92,928	308,591
National Silicon Industry Group Co. Ltd. Class A (a)	75,121	138,128
NAURA Technology Group Co. Ltd. Class A	9,800	413,966
Nayuki Holdings Ltd. (a) (b)	70,000	23,791
NetDragon Websoft Holdings Ltd.	53,500	74,920
NetEase, Inc.	436,900	9,088,069
New China Life Insurance Co. Ltd. Class A	25,600	106,343
New China Life Insurance Co. Ltd. Class H	207,600	367,643
New Hope Liuhe Co. Ltd. Class A (a)	192,400	248,304
New Horizon Health Ltd. (a) (b) (d)	46,000	83,108
New Oriental Education & Technology Group, Inc. (a)	329,400	2,868,300
Nexteer Automotive Group Ltd.	160,000	75,232
Ninestar Corp. Class A	16,800	53,128
Ningbo Deye Technology Co. Ltd. Class A	5,400	70,018
Ningbo Joyson Electronic Corp. Class A	16,900	39,152
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	64,370
Ningbo Shanshan Co. Ltd. Class A	19,400	31,209
Ningbo Tuopu Group Co. Ltd. Class A	16,500	145,356
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	230,936
NIO, Inc. ADR (a)	301,100	1,354,950
Noah Holdings Ltd. ADR	6,600	75,438
Nongfu Spring Co. Ltd. Class H (b) (d)	461,000	2,488,644
Ocumension Therapeutics (a) (d)	19,000	14,032
Offcn Education Technology Co. Ltd. Class A (a)	123,200	50,737

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Offshore Oil Engineering Co. Ltd. Class A	92,400	$81,068
OFILM Group Co. Ltd. Class A (a)	35,200	48,773
Oppein Home Group, Inc. Class A	6,300	55,673
Orient Securities Co. Ltd. Class A	104,928	119,085
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	49,000	20,382
PDD Holdings, Inc. ADR (a)	134,900	15,682,125
Peijia Medical Ltd. (a) (b) (d)	176,000	82,306
People's Insurance Co. Group of China Ltd. Class A	77,000	54,300
People's Insurance Co. Group of China Ltd. Class H	2,128,000	679,746
Perfect World Co. Ltd. Class A	10,650	15,622
PetroChina Co. Ltd. Class A	298,300	380,044
PetroChina Co. Ltd. Class H	4,670,000	3,991,886
Pharmaron Beijing Co. Ltd. Class A	10,800	30,390
PICC Property & Casualty Co. Ltd. Class H	1,535,700	2,024,982
Ping An Bank Co. Ltd. Class A	278,300	402,094
Ping An Healthcare & Technology Co. Ltd. (a) (b) (d)	129,500	195,248
Ping An Insurance Group Co. of China Ltd. Class A	174,590	978,468
Ping An Insurance Group Co. of China Ltd. Class H	1,494,000	6,308,952
Piotech, Inc. Class A	3,081	79,414
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	175,142
Poly Property Group Co. Ltd.	196,120	35,583
Poly Property Services Co. Ltd. Class H	13,800	46,902
Pop Mart International Group Ltd. (d)	154,800	568,649
Postal Savings Bank of China Co. Ltd. Class A	334,800	219,499
Postal Savings Bank of China Co. Ltd. Class H (d)	1,818,000	950,063
Power Construction Corp. of China Ltd. Class A	262,500	178,606
Prosus NV	330,318	10,372,315
Q Technology Group Co. Ltd. (a) (b)	47,000	18,136
Qi An Xin Technology Group, Inc. Class A (a)	7,777	33,870
Qifu Technology, Inc. ADR	27,500	506,825
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (b) (d)	38,800	36,388
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	92,800	203,228
Security Description	Shares	Value
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	$25,046
Redco Properties Group Ltd. (a) (b) (c) (d)	108,000	9,177
Risen Energy Co. Ltd. Class A	22,500	45,524
RLX Technology, Inc. ADR (b)	128,100	245,952
Rockchip Electronics Co. Ltd. Class A	5,500	37,278
Rongsheng Petrochemical Co. Ltd. Class A	157,550	235,444
SAIC Motor Corp. Ltd. Class A	168,400	346,755
Sailun Group Co. Ltd. Class A	11,700	23,479
Sanan Optoelectronics Co. Ltd. Class A	59,300	99,318
Sangfor Technologies, Inc. Class A (a)	5,800	50,384
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	160,030
Sany Heavy Industry Co. Ltd. Class A	99,800	198,627
Sasseur Real Estate Investment Trust	189,800	96,334
Satellite Chemical Co. Ltd. Class A (a)	24,680	57,957
SciClone Pharmaceuticals Holdings Ltd. (d)	62,500	128,091
SDIC Capital Co. Ltd. Class A	78,900	69,441
SDIC Power Holdings Co. Ltd. Class A	88,700	181,788
Seazen Group Ltd. (a) (b)	491,333	65,917
Seazen Holdings Co. Ltd. Class A (a)	13,900	18,762
Seres Group Co. Ltd. Class A (a)	18,000	224,864
SF Holding Co. Ltd. Class A	68,300	341,857
SG Micro Corp. Class A	6,305	55,891
Shaanxi Coal Industry Co. Ltd. Class A	123,100	423,875
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	39,150	49,501
Shandong Gold Mining Co. Ltd. Class A	37,600	135,477
Shandong Gold Mining Co. Ltd. Class H (d)	162,750	330,222
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	47,547
Shandong Linglong Tyre Co. Ltd. Class A	25,208	72,426
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	38,154
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	228,935
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	340,446

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	66,000	$45,369
Shanghai Aiko Solar Energy Co. Ltd. Class A	34,580	65,108
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	36,464	89,598
Shanghai Baosight Software Co. Ltd. Class A	43,400	229,959
Shanghai Baosight Software Co. Ltd. Class B	137,297	278,438
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	1,935	75,186
Shanghai Chicmax Cosmetic Co. Ltd.	10,200	65,294
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	49,004
Shanghai Electric Group Co. Ltd. Class A (a)	55,900	32,337
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	71,361
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	104,500	170,908
Shanghai Haixin Group Co. Class B	42,000	12,306
Shanghai Industrial Holdings Ltd.	53,000	70,157
Shanghai International Airport Co. Ltd. Class A (a)	18,700	91,846
Shanghai International Port Group Co. Ltd. Class A	192,900	141,080
Shanghai Jinjiang International Hotels Co. Ltd. Class A	5,500	21,756
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	79,286
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	29,681	111,318
Shanghai M&G Stationery, Inc. Class A	6,100	29,742
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	59,458
Shanghai MicroPort MedBot Group Co. Ltd. (a)	53,500	91,873
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	60,118
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	205,456
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	427,312
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	76,780
Security Description	Shares	Value
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	$440,948
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	213,857
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	186,263
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	42,500	35,122
Shangri-La Asia Ltd. (a)	388,000	242,920
Shanxi Coal International Energy Group Co. Ltd. Class A	69,900	161,551
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	182,082
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	189,995
Shanxi Meijin Energy Co. Ltd. Class A (a)	34,400	30,371
Shanxi Taigang Stainless Steel Co. Ltd. Class A	42,100	20,527
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	569,168
Shede Spirits Co. Ltd. Class A	4,100	43,725
Shengyi Technology Co. Ltd. Class A	55,900	135,046
Shennan Circuits Co. Ltd. Class A	9,560	116,610
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	136,732
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	42,146
Shenzhen Energy Group Co. Ltd. Class A	52,200	49,825
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	255,092
Shenzhen International Holdings Ltd.	269,246	206,756
Shenzhen Investment Ltd.	724,301	94,396
Shenzhen Kangtai Biological Products Co. Ltd. Class A	27,460	82,565
Shenzhen Kedali Industry Co. Ltd. Class A	1,200	13,437
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	612,948
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	79,706
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	50,300	18,983
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	28,630
Shenzhen SC New Energy Technology Corp. Class A	4,900	40,264
Shenzhen Transsion Holdings Co. Ltd. Class A	9,747	219,228

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	28,600	$95,919
Shenzhou International Group Holdings Ltd.	191,300	1,811,208
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	48,387
Shoucheng Holdings Ltd.	712,000	131,002
Shougang Fushan Resources Group Ltd.	244,000	83,553
Shui On Land Ltd.	328,000	28,079
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	175,365
Sichuan Expressway Co. Ltd. Class H	20,000	7,462
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a)	5,700	112,886
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	56,449
Sichuan Swellfun Co. Ltd. Class A	10,489	68,897
Sieyuan Electric Co. Ltd. Class A	11,100	89,009
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	31,354
Silergy Corp.	71,000	725,452
Simcere Pharmaceutical Group Ltd. (d)	178,000	120,767
Sinoma Science & Technology Co. Ltd. Class A	11,600	24,093
Sinomine Resource Group Co. Ltd. Class A	3,080	15,450
Sinopec Engineering Group Co. Ltd. Class H	563,000	324,429
Sinopec Kantons Holdings Ltd.	120,000	55,504
Sinopharm Group Co. Ltd. Class H	307,200	786,993
Sinotruk Hong Kong Ltd.	174,000	427,305
SITC International Holdings Co. Ltd.	281,000	513,426
Skshu Paint Co. Ltd. Class A	3,528	15,788
Smoore International Holdings Ltd. (b) (d)	343,000	291,879
SOHO China Ltd. (a)	353,000	28,866
Songcheng Performance Development Co. Ltd. Class A	32,040	44,924
Spring Airlines Co. Ltd. Class A (a)	11,800	89,389
StarPower Semiconductor Ltd. Class A	1,900	37,935
Sunac Services Holdings Ltd. (d)	325,000	77,238
Sungrow Power Supply Co. Ltd. Class A	16,700	237,375
Sunny Optical Technology Group Co. Ltd.	157,500	803,956
Security Description	Shares	Value
Sunwoda Electronic Co. Ltd. Class A	18,900	$35,611
SUPCON Technology Co. Ltd. Class A	22,030	140,669
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	11,100	22,138
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	30,041
Suzhou TFC Optical Communication Co. Ltd. Class A	5,700	119,191
SY Holdings Group Ltd. (b)	92,500	49,521
TAL Education Group ADR (a)	99,800	1,132,730
TBEA Co. Ltd. Class A	146,900	306,126
TCL Electronics Holdings Ltd.	73,000	26,396
TCL Technology Group Corp. Class A	153,890	98,772
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	132,255
Tencent Holdings Ltd.	1,493,800	57,984,966
Tencent Music Entertainment Group ADR (a)	169,400	1,895,586
Theme International Holdings Ltd. (a) (b)	750,000	59,414
Thunder Software Technology Co. Ltd. Class A (a)	6,400	45,556
TI Fluid Systems PLC (d)	59,340	107,944
Tiangong International Co. Ltd.	104,000	21,926
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	21,800	71,822
Tianli International Holdings Ltd.	430,000	224,163
Tianma Microelectronics Co. Ltd. Class A (a)	57,200	64,681
Tianneng Power International Ltd. (b)	78,000	73,052
Tianqi Lithium Corp. Class A	15,200	99,779
Tianshui Huatian Technology Co. Ltd. Class A	237,400	252,428
Tingyi Cayman Islands Holding Corp.	480,000	526,216
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	31,735
Tongcheng Travel Holdings Ltd. (a)	306,400	808,433
Tongdao Liepin Group (a)	19,400	7,387
TongFu Microelectronics Co. Ltd. Class A	89,900	274,514
Tongkun Group Co. Ltd. Class A (a)	12,700	23,457
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	186,819
Tongwei Co. Ltd. Class A	46,800	159,214
Topchoice Medical Corp. Class A (a)	2,000	16,693

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Topsports International Holdings Ltd. (d)	463,000	$309,990
Towngas Smart Energy Co. Ltd.	104,722	41,078
TravelSky Technology Ltd. Class H	209,000	253,157
Trina Solar Co. Ltd. Class A	19,751	64,500
Trip.com Group Ltd. (a)	124,050	5,471,454
Triumph New Energy Co. Ltd. Class H (a) (b)	34,000	24,024
Tsingtao Brewery Co. Ltd. Class A	9,200	106,618
Tsingtao Brewery Co. Ltd. Class H	140,000	962,378
Tuya, Inc. ADR (a)	50,200	87,850
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	11,519	104,014
Unisplendour Corp. Ltd. Class A (a)	53,180	160,776
Up Fintech Holding Ltd. ADR (a)	21,800	74,992
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	6,773	32,221
Vipshop Holdings Ltd. ADR	86,000	1,423,300
Vnet Group, Inc. ADR (a) (b)	24,100	37,355
VSTECS Holdings Ltd.	136,000	72,809
Walvax Biotechnology Co. Ltd. Class A	21,900	46,814
Wanhua Chemical Group Co. Ltd. Class A	41,400	458,739
Want Want China Holdings Ltd.	1,098,000	648,156
Weibo Corp. ADR	16,510	150,076
Weichai Power Co. Ltd. Class A	79,100	177,693
Weichai Power Co. Ltd. Class H	433,000	825,452
Weihai Guangwei Composites Co. Ltd. Class A	16,320	68,221
Weimob, Inc. (a) (b) (d)	593,000	145,476
Wens Foodstuffs Group Co. Ltd. Class A	85,960	219,506
West China Cement Ltd.	262,000	34,481
Western Securities Co. Ltd. Class A	30,800	28,677
Western Superconducting Technologies Co. Ltd. Class A	6,753	34,600
Wharf Holdings Ltd. (b)	231,000	758,543
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	148,352
Wilmar International Ltd.	438,000	1,113,174
Wingtech Technology Co. Ltd. Class A (a)	15,500	78,115
Wuchan Zhongda Group Co. Ltd. Class A	175,700	105,995
Security Description	Shares	Value
Wuhan Guide Infrared Co. Ltd. Class A	60,642	$60,555
Wuliangye Yibin Co. Ltd. Class A	50,600	1,067,002
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	57,225
WuXi AppTec Co. Ltd. Class A	28,200	182,668
WuXi AppTec Co. Ltd. Class H (d)	80,403	381,137
Wuxi Biologics Cayman, Inc. (a) (d)	844,500	1,543,018
XCMG Construction Machinery Co. Ltd. Class A	112,400	96,138
XD, Inc. (a) (b)	57,400	116,612
Xiamen C & D, Inc. Class A	72,000	100,656
Xiamen Faratronic Co. Ltd. Class A	1,900	26,018
Xiamen Tungsten Co. Ltd. Class A	14,700	39,360
Xiaomi Corp. Class B (a) (d)	3,438,400	6,563,601
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	69,066
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	78,783
Xinte Energy Co. Ltd. Class H (a)	84,800	113,335
Xinyi Energy Holdings Ltd. (b)	130,000	18,437
Xinyi Glass Holdings Ltd.	355,849	376,925
Xinyi Solar Holdings Ltd.	1,067,811	826,803
XPeng, Inc. Class A (a) (b)	259,200	1,063,103
Xtep International Holdings Ltd.	289,077	179,139
Yadea Group Holdings Ltd. (d)	252,000	408,277
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	9,500	48,282
Yangzijiang Shipbuilding Holdings Ltd.	575,100	813,901
Yankuang Energy Group Co. Ltd. Class A	41,550	132,083
Yankuang Energy Group Co. Ltd. Class H (b)	506,000	1,062,888
Yanlord Land Group Ltd. (a)	128,800	46,286
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	47,893
Yeahka Ltd. (a)	28,000	43,575
Yealink Network Technology Corp. Ltd. Class A	11,760	40,672
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (d)	38,800	53,938
Yifeng Pharmacy Chain Co. Ltd. Class A	9,682	52,408
Yihai International Holding Ltd.	111,000	210,187
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	41,568
Yintai Gold Co. Ltd. Class A (a)	35,000	81,566
Yixin Group Ltd. (b) (d)	141,000	11,890

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Yonghui Superstores Co. Ltd. Class A (a)	116,300	$36,682
YongXing Special Materials Technology Co. Ltd. Class A	4,420	28,875
Yonyou Network Technology Co. Ltd. Class A	51,830	86,093
Youngor Fashion Co. Ltd. Class A	208,500	200,448
YTO Express Group Co. Ltd. Class A	44,600	93,004
Yuexiu Property Co. Ltd.	397,540	218,924
Yuexiu Transport Infrastructure Ltd.	208,000	102,054
Yum China Holdings, Inc.	91,700	3,648,743
Yunda Holding Co. Ltd. Class A	18,850	18,641
Yunnan Aluminium Co. Ltd. Class A	41,400	77,663
Yunnan Baiyao Group Co. Ltd. Class A	12,880	89,587
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,100	33,589
Yunnan Energy New Material Co. Ltd. Class A	8,000	44,912
Yunnan Yuntianhua Co. Ltd. Class A	19,100	48,747
Yutong Bus Co. Ltd. Class A	34,500	89,239
Zai Lab Ltd. (a) (b)	54,600	89,995
Zai Lab Ltd. ADR (a) (b)	17,795	285,076
Zangge Mining Co. Ltd. Class A	16,400	67,200
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	231,858
Zhaojin Mining Industry Co. Ltd. Class H (b)	266,500	361,624
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	140,100	91,851
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	80,327
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	96,352
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	127,204
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	63,801
Zhejiang Expressway Co. Ltd. Class H	452,640	290,330
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	65,200	116,024
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	69,129
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	97,944
Zhejiang Juhua Co. Ltd. Class A	28,100	90,643
Security Description	Shares	Value
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (d)	118,400	$397,115
Zhejiang NHU Co. Ltd. Class A	74,948	172,804
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	72,092
Zhejiang Supor Co. Ltd. Class A	3,800	29,938
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	58,755
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	134,200	120,330
Zheshang Securities Co. Ltd. Class A	21,700	33,774
Zhihu, Inc. (a)	19,100	25,869
Zhihu, Inc. ADR (a)	33,600	22,979
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (d)	166,300	265,606
Zhongji Innolight Co. Ltd. Class A	9,500	202,407
Zhongjin Gold Corp. Ltd. Class A	58,800	100,100
Zhongsheng Group Holdings Ltd.	193,000	334,389
Zhongtai Securities Co. Ltd. Class A	72,500	66,505
Zhongyu Energy Holdings Ltd. (a) (b)	146,000	93,087
Zhou Hei Ya International Holdings Co. Ltd. (d)	202,000	44,651
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	12,858
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	385,953
Zijin Mining Group Co. Ltd. Class A	239,700	531,537
Zijin Mining Group Co. Ltd. Class H	1,252,000	2,498,737
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	96,664
ZTE Corp. Class A	55,000	207,943
ZTE Corp. Class H	150,800	300,581
ZTO Express Cayman, Inc. ADR	95,500	1,999,770
		443,825,828
COLOMBIA — 0.0% (f)
Bancolombia SA	45,934	407,378
Bancolombia SA ADR	5,003	171,203
Bancolombia SA Preference Shares	65,472	556,942
Frontera Energy Corp. (a)	10,400	63,556
Interconexion Electrica SA ESP	67,960	347,778
		1,546,857

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CYPRUS — 0.0% (f)
Atalaya Mining PLC	22,612	$110,831
CZECH REPUBLIC — 0.0% (f)
CEZ AS (b)	36,418	1,301,921
Komercni Banka AS	14,825	531,884
Moneta Money Bank AS (b) (d)	69,836	304,244
Philip Morris CR AS	128	86,489
		2,224,538
DENMARK — 2.2%
ALK-Abello AS (a)	28,843	518,268
Alm Brand AS	216,378	412,298
Ambu AS Class B (a)	39,949	656,803
AP Moller - Maersk AS Class A	674	862,201
AP Moller - Maersk AS Class B	1,030	1,341,319
Bavarian Nordic AS (a)	17,542	393,562
Better Collective AS (a)	6,805	182,971
Carlsberg AS Class B	21,268	2,905,739
cBrain AS	6,793	371,788
Cementir Holding NV	10,780	122,012
Chemometec AS	4,698	288,281
Coloplast AS Class B	29,141	3,934,130
D/S Norden AS	5,060	206,166
Danske Bank AS	149,218	4,463,685
Demant AS (a)	23,529	1,168,529
Dfds AS	10,740	311,633
DSV AS	41,090	6,675,303
FLSmidth & Co. AS (a)	11,386	567,445
Genmab AS (a)	14,270	4,305,897
GN Store Nord AS (a)	29,911	790,813
H Lundbeck AS	75,388	362,613
H Lundbeck AS Class A	11,647	48,264
ISS AS	37,175	676,594
Jyske Bank AS	10,976	925,884
Matas AS	12,409	210,215
Netcompany Group AS (a) (d)	10,664	440,055
Nilfisk Holding AS (a)	3,415	70,115
NKT AS (a)	12,601	1,039,972
Novo Nordisk AS Class B	730,537	93,219,758
Novonesis (Novozymes) B Class B	81,940	4,807,368
NTG Nordic Transport Group AS Class A (a)	2,507	101,638
Orsted AS (a) (d)	41,144	2,289,981
Pandora AS	18,409	2,970,655
Per Aarsleff Holding AS	4,610	230,283
Ringkjoebing Landbobank AS	5,806	1,016,355
Rockwool AS Class B (a)	2,209	725,725
Royal Unibrew AS	11,896	786,636
Scandinavian Tobacco Group AS Class A (d)	19,269	345,400
Schouw & Co. AS	3,570	274,993
Solar AS Class B	2,841	136,774
Spar Nord Bank AS	22,983	383,355
Sydbank AS	12,130	626,654
Security Description	Shares	Value
Topdanmark AS	9,578	$409,109
Tryg AS	73,658	1,516,567
Vestas Wind Systems AS (a)	224,668	6,278,278
Zealand Pharma AS (a)	12,899	1,272,811
		151,644,895
EGYPT — 0.0% (f)
Centamin PLC	246,860	352,074
Commercial International Bank - Egypt (CIB)	494,266	834,204
Eastern Co. S.A.E.	208,719	118,891
EFG Holding S.A.E. (a)	146,048	54,383
E-Finance for Digital & Financial Investments	67,568	31,517
ElSewedy Electric Co.	69,110	45,271
Energean PLC	32,412	447,523
Talaat Moustafa Group	131,579	162,364
Telecom Egypt Co.	60,241	48,015
		2,094,242
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	11,724	753,243
FINLAND — 0.6%
Cargotec OYJ Class B (a)	10,055	700,974
Citycon OYJ (b)	19,217	79,406
Elisa OYJ	31,859	1,422,759
Finnair OYJ (a) (b)	20,643	65,367
Fortum OYJ (b)	100,257	1,239,237
Huhtamaki OYJ (b)	23,082	967,976
Kemira OYJ	29,134	551,262
Kempower OYJ (a) (b)	5,722	127,180
Kesko OYJ Class B	61,764	1,154,999
Kojamo OYJ (a)	24,325	288,456
Kone OYJ Class B	76,131	3,547,034
Konecranes OYJ	15,083	783,695
Mandatum OYJ (a)	96,465	431,783
Marimekko OYJ (b)	8,480	113,839
Metsa Board OYJ Class B (b)	32,480	246,250
Metso OYJ	146,578	1,742,138
Neste OYJ	94,762	2,568,808
Nokia OYJ (e)	1,186,718	4,217,928
Nokia OYJ (e)	12,368	44,019
Nokian Renkaat OYJ (b)	27,502	259,359
Nordea Bank Abp (b) (e)	681,663	7,599,109
Nordea Bank Abp (e)	35,416	400,470
Orion OYJ Class B	25,007	933,651
Outokumpu OYJ (b)	95,888	417,343
Puuilo OYJ	13,810	147,731
QT Group OYJ (a) (b)	3,760	310,651
Revenio Group OYJ (a)	3,977	109,527
Sampo OYJ Class A	101,116	4,315,246
Stora Enso OYJ Class R (b)	130,314	1,813,423
TietoEVRY OYJ (b)	26,003	550,712
Tokmanni Group Corp.	9,924	162,698
UPM-Kymmene OYJ	119,550	3,985,749
Valmet OYJ (b)	35,420	933,005
Wartsila OYJ Abp	106,527	1,621,043

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
YIT OYJ (b)	22,823	$47,967
		43,900,794
FRANCE — 6.0%
Abivax SA (a)	7,813	113,070
Accor SA	42,911	2,006,690
Adevinta ASA (a)	74,522	781,723
Aeroports de Paris SA	7,822	1,073,710
Air France-KLM (a)	23,525	262,353
Air Liquide SA	118,446	24,668,415
Airbus SE	133,876	24,683,734
Alstom SA	66,462	1,014,237
Altarea SCA REIT	669	56,645
Alten SA	6,742	984,440
Amundi SA (d)	13,976	960,738
Antin Infrastructure Partners SA	8,410	122,073
Arkema SA	13,481	1,420,131
Atos SE (a)	36,850	75,537
Aubay	1,140	50,110
AXA SA	410,122	15,420,668
Believe SA (a)	2,588	47,292
Beneteau SACA	8,515	125,804
BioMerieux	9,355	1,033,072
BNP Paribas SA	232,512	16,538,298
Bollore SE	180,061	1,203,744
Bonduelle SCA	1,324	10,739
Bouygues SA	44,223	1,806,792
Bureau Veritas SA	65,075	1,987,546
Capgemini SE	34,962	8,053,985
Carmila SA REIT	13,309	231,704
Carrefour SA	128,047	2,195,366
Cie de Saint-Gobain SA	102,927	7,995,822
Cie des Alpes	3,159	46,058
Cie Generale des Etablissements Michelin SCA	152,134	5,836,103
Cie Plastic Omnium SE	11,639	151,847
Coface SA	21,848	345,679
Covivio SA REIT	11,405	587,540
Credit Agricole SA	256,618	3,829,069
Danone SA	145,449	9,407,815
Dassault Aviation SA	4,929	1,085,957
Dassault Systemes SE	150,898	6,688,282
Derichebourg SA	21,744	103,374
Edenred SE	55,905	2,986,266
Eiffage SA	16,395	1,861,849
Elior Group SA (a) (d)	27,606	73,821
Elis SA	52,344	1,190,554
Engie SA	412,451	6,908,884
Equasens	1,458	80,779
Eramet SA	1,844	140,303
Esker SA	1,312	263,980
EssilorLuxottica SA	66,615	15,086,697
Etablissements Maurel et Prom SA	19,383	117,124
Eurazeo SE	9,056	794,664
Security Description	Shares	Value
Euroapi SA (a)	8,007	$24,170
Eutelsat Communications SACA (a)	35,649	155,698
Exclusive Networks SA (a)	2,970	70,567
Fnac Darty SA	3,252	101,923
Forvia SE (a) (e)	28,475	432,233
Forvia SE (a) (b) (e)	5,581	84,565
Gaztransport Et Technigaz SA	7,954	1,189,759
Gecina SA REIT	10,771	1,101,033
Getlink SE	88,598	1,509,922
Hermes International SCA	7,152	18,275,361
ICADE REIT	6,427	174,223
ID Logistics Group SACA (a)	626	238,994
Imerys SA	7,600	259,209
Interparfums SA	4,314	243,206
Ipsen SA	8,146	970,384
IPSOS SA	8,108	572,246
JCDecaux SE (a)	11,798	229,353
Kaufman & Broad SA	1,893	55,200
Kering SA	16,811	6,651,406
Klepierre SA REIT	48,584	1,259,297
La Francaise des Jeux SAEM (d)	26,282	1,072,369
Legrand SA	59,247	6,284,779
LISI SA	3,302	84,340
L'Oreal SA	54,338	25,742,191
LVMH Moet Hennessy Louis Vuitton SE	62,355	56,144,188
Manitou BF SA	1,060	29,021
Mercialys SA REIT	19,512	227,377
Mersen SA	4,122	162,267
Metropole Television SA	3,965	59,180
Neoen SA (d)	14,227	403,182
Nexans SA	6,615	692,273
Nexity SA	9,699	99,250
Orange SA	423,504	4,980,000
Orpea SA (a)	17,828	195,205
OVH Groupe SAS (a)	7,750	81,022
Pernod Ricard SA	46,181	7,478,828
Peugeot Invest	1,682	212,537
Pierre Et Vacances SA (a)	161,476	223,224
Publicis Groupe SA	51,266	5,594,863
Quadient SA	11,950	245,988
Remy Cointreau SA	5,208	525,566
Renault SA	43,407	2,193,729
Rexel SA	52,574	1,421,201
Rubis SCA	22,138	782,782
Safran SA	77,187	17,510,178
Sartorius Stedim Biotech (a)	6,540	1,866,804
SCOR SE	32,930	1,140,550
SEB SA	5,623	720,239
Seche Environnement SACA	2,725	333,147
Societe BIC SA	5,024	359,196
Societe Generale SA	162,396	4,351,368
Sodexo SA	19,979	1,714,965
SOITEC (a)	6,126	634,482

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sopra Steria Group	3,480	$843,385
SPIE SA	31,953	1,201,612
Technip Energies NV	34,572	874,077
Teleperformance SE	13,450	1,308,502
Television Francaise 1 SA	4,354	39,829
Thales SA	22,438	3,830,032
TotalEnergies SE	511,951	35,093,009
Trigano SA	1,834	322,857
Ubisoft Entertainment SA (a)	20,638	434,748
Unibail-Rodamco-Westfield CDI (a) (e)	34,100	137,930
Unibail-Rodamco-Westfield REIT (a) (e)	24,817	1,996,776
Valeo SE	44,705	559,581
Vallourec SACA (a)	43,266	803,709
Valneva SE (a)	27,004	106,071
Veolia Environnement SA	156,353	5,087,789
Verallia SA (d)	16,702	650,095
Vicat SACA	3,900	153,949
Vinci SA	112,681	14,452,554
Virbac SACA	919	343,412
Vivendi SE	151,174	1,649,006
Voltalia SA (a)	7,058	50,004
VusionGroup (a)	1,723	265,356
Wavestone	2,248	136,202
Wendel SE	5,925	605,345
Worldline SA (a) (d)	50,632	627,756
		421,249,709
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	7,021	447,899
TBC Bank Group PLC	11,396	462,831
		910,730
GERMANY — 5.1%
1&1 AG	6,659	115,211
About You Holding SE (a)	5,000	23,209
Adesso SE	472	55,666
adidas AG	36,583	8,178,495
Adtran Networks SE (a)	3,390	73,078
AIXTRON SE	27,546	728,867
Allianz SE	89,795	26,940,653
Amadeus Fire AG	2,182	283,258
Aroundtown SA (a)	196,392	414,662
Atoss Software AG	793	234,664
Aurubis AG	6,424	452,214
Auto1 Group SE (a) (d)	17,914	84,798
BASF SE	201,549	11,521,427
Bayer AG	221,850	6,811,771
Bayerische Motoren Werke AG	72,011	8,318,480
Bayerische Motoren Werke AG Preference Shares	14,010	1,504,001
BayWa AG	2,500	67,905
Bechtle AG	18,495	978,356
Beiersdorf AG	22,502	3,279,576
Bilfinger SE	5,632	263,375
Security Description	Shares	Value
Borussia Dortmund GmbH & Co. KGaA (a)	15,463	$55,945
Brenntag SE	32,252	2,719,695
CANCOM SE	8,623	257,407
Carl Zeiss Meditec AG	8,994	1,124,825
Ceconomy AG (a)	43,948	88,330
Cewe Stiftung & Co. KGaA	785	87,154
Commerzbank AG	238,057	3,272,903
CompuGroup Medical SE & Co. KGaA	5,359	165,066
Continental AG	24,841	1,794,812
Covestro AG (a) (d)	42,631	2,333,382
CTS Eventim AG & Co. KGaA	14,091	1,254,747
CureVac NV (a)	19,663	60,523
Daimler Truck Holding AG	120,795	6,126,335
Datagroup SE	430	20,503
Dermapharm Holding SE	3,546	125,001
Deutsche Bank AG	437,690	6,892,987
Deutsche Boerse AG	42,906	8,788,092
Deutsche Lufthansa AG (a)	129,229	1,016,190
Deutsche Pfandbriefbank AG (b) (d)	26,908	143,676
Deutsche Post AG	223,843	9,649,468
Deutsche Telekom AG	731,926	17,785,800
Deutz AG	27,770	176,501
Dr Ing hc F Porsche AG Preference Shares (d)	26,096	2,600,790
Draegerwerk AG & Co. KGaA Preference Shares	2,641	145,181
Duerr AG	11,815	273,323
E.ON SE	506,992	7,055,199
Eckert & Ziegler SE	2,965	120,018
Einhell Germany AG Preference Shares	387	63,948
Elmos Semiconductor SE	2,710	216,290
ElringKlinger AG	2,938	19,260
Encavis AG (a)	26,086	474,854
Energiekontor AG	1,621	112,219
Evonik Industries AG	52,616	1,041,323
Evotec SE (a)	36,261	566,672
Fielmann Group AG	5,027	231,065
flatexDEGIRO AG (a)	25,766	289,265
Formycon AG (a)	1,736	86,901
Fraport AG Frankfurt Airport Services Worldwide (a)	7,846	414,024
Freenet AG	25,681	723,341
Fresenius Medical Care AG	45,604	1,755,845
Fresenius SE & Co. KGaA	95,645	2,582,415
FUCHS SE Preference Shares	17,927	888,677
GEA Group AG	38,363	1,623,721
Gerresheimer AG	7,460	841,130
GFT Technologies SE	2,760	80,482
Grand City Properties SA (a)	19,669	225,171
Grenke AG	5,049	131,961
Hamborner REIT AG	13,775	102,056
Hamburger Hafen und Logistik AG	4,874	88,013

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hannover Rueck SE	13,606	$3,727,989
Heidelberg Materials AG	30,982	3,411,304
Heidelberger Druckmaschinen AG (a)	43,797	49,193
HelloFresh SE (a)	32,633	232,326
Henkel AG & Co. KGaA	23,221	1,674,252
Henkel AG & Co. KGaA Preference Shares	37,821	3,043,077
Hensoldt AG	18,541	869,855
Hornbach Holding AG & Co. KGaA	1,539	123,828
HUGO BOSS AG	14,058	829,276
Hypoport SE (a)	860	219,011
Infineon Technologies AG	294,902	10,037,343
Ionos SE (a)	4,158	95,651
Jenoptik AG	11,318	352,035
JOST Werke SE (d)	3,047	156,640
Jungheinrich AG Preference Shares	10,101	373,963
K&S AG	49,623	774,952
KION Group AG	16,487	868,575
Kloeckner & Co. SE	12,637	92,124
Knaus Tabbert AG	831	39,938
Knorr-Bremse AG	15,980	1,209,814
Krones AG	3,013	399,271
Lanxess AG	21,798	584,073
LEG Immobilien SE (a)	17,533	1,506,898
Medios AG (a)	4,820	85,268
Mercedes-Benz Group AG	181,193	14,443,763
Merck KGaA	29,185	5,156,639
METRO AG	29,607	161,317
Montana Aerospace AG (a) (d)	12,479	234,146
MorphoSys AG (a)	8,281	601,002
MTU Aero Engines AG	12,272	3,117,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,817	15,053,610
Mutares SE & Co. KGaA	2,857	113,857
Nagarro SE (a)	1,607	138,411
Nemetschek SE	12,904	1,278,239
Nordex SE (a)	32,951	432,739
Norma Group SE	5,838	108,636
Northern Data AG (a)	2,383	69,102
Patrizia SE	12,942	120,485
Pfeiffer Vacuum Technology AG	891	150,116
PNE AG (b)	8,549	123,721
Porsche Automobil Holding SE Preference Shares	34,579	1,834,402
ProSiebenSat.1 Media SE	32,636	229,528
Puma SE	22,804	1,034,882
PVA TePla AG (a)	4,352	88,316
Rational AG	1,105	953,526
Rheinmetall AG	9,843	5,538,459
RWE AG	142,778	4,851,139
SAF-Holland SE	8,936	182,305
Salzgitter AG	5,203	135,986
Security Description	Shares	Value
SAP SE	235,807	$45,958,026
Sartorius AG Preference Shares (a)	5,856	2,331,203
Schaeffler AG Preference Shares	26,533	179,098
Schott Pharma AG & Co. KGaA	8,414	359,850
Scout24 SE (d)	17,114	1,291,231
Secunet Security Networks AG	245	42,442
SGL Carbon SE (a) (b)	9,210	69,180
Siemens AG	171,623	32,800,036
Siemens Energy AG (a)	122,650	2,252,516
Siemens Healthineers AG (a) (d)	63,014	3,860,086
Siltronic AG	4,127	366,378
Sirius Real Estate Ltd. REIT	287,286	355,474
Sixt SE	2,955	295,045
Sixt SE Preference Shares	3,317	243,600
SMA Solar Technology AG (a)	3,081	178,020
Softwareone Holding AG	23,977	442,431
Stabilus SE	5,052	321,913
Steico SE	1,042	31,510
STO SE & Co. KGaA Preference Shares	608	103,880
STRATEC SE	1,583	68,727
Stroeer SE & Co. KGaA	7,291	444,109
Suedzucker AG	16,363	234,861
SUESS MicroTec SE	3,583	141,435
Symrise AG	29,952	3,589,028
Synlab AG	14,399	170,283
TAG Immobilien AG (a)	46,868	641,576
Takkt AG	5,349	77,295
Talanx AG	13,944	1,105,369
TeamViewer SE (a) (d)	27,991	417,329
thyssenkrupp AG	104,362	560,624
Thyssenkrupp Nucera AG & Co. KGaA (a) (d)	5,380	83,205
TUI AG (a)	98,640	813,683
United Internet AG	31,049	699,497
Varta AG (a)	2,625	41,972
Verbio SE	4,111	93,459
Vitesco Technologies Group AG Class A (a)	1,676	116,479
Volkswagen AG	7,130	1,090,376
Volkswagen AG Preference Shares	46,565	6,177,648
Vonovia SE	164,566	4,869,837
Vossloh AG	1,786	88,150
Wacker Chemie AG	4,947	558,585
Wacker Neuson SE	5,915	109,621
Wuestenrot & Wuerttembergische AG	3,780	54,378
Zalando SE (a) (d)	50,630	1,448,484
		359,108,347
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	180,053	70,874

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
GREECE — 0.1%
Aegean Airlines SA (a)	8,153	$110,418
Alpha Services & Holdings SA (a)	652,497	1,148,655
Athens Water Supply & Sewage Co. SA	4,435	28,595
Autohellas Tourist & Trading SA	3,851	55,316
Ellaktor SA (a)	19,657	55,834
Eurobank Ergasias Services & Holdings SA Class A (a)	574,115	1,104,919
FF Group (a) (c)	122	—
GEK TERNA SA	12,845	234,169
Hellenic Telecommunications Organization SA	41,430	611,656
HELLENiQ ENERGY Holdings SA	20,706	186,503
Holding Co. ADMIE IPTO SA	31,100	76,077
Intrakat Technical & Energy Projects SA (a)	10,875	63,188
Intralot SA-Integrated Information Systems & Gaming Services (a)	61,387	77,436
Jumbo SA	24,980	720,323
LAMDA Development SA (a)	12,062	87,932
Motor Oil Hellas Corinth Refineries SA	15,114	450,844
Mytilineos SA	22,587	872,328
National Bank of Greece SA (a)	175,576	1,375,898
OPAP SA	41,301	744,013
Piraeus Financial Holdings SA (a)	240,004	1,004,676
Public Power Corp. SA (a)	47,658	598,603
Sarantis SA	9,794	124,180
Terna Energy SA	12,002	233,578
		9,965,141
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (a)	34,696	708,029
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust Ltd. REIT	140,782	144,764
HONG KONG — 1.0%
AIA Group Ltd.	2,565,200	17,223,806
Alibaba Pictures Group Ltd. (a)	1,680,000	97,669
ASMPT Ltd.	71,900	903,981
Bank of East Asia Ltd.	227,525	270,944
Cadeler AS (a)	77,402	378,855
Cafe de Coral Holdings Ltd.	166,000	169,893
Canvest Environmental Protection Group Co. Ltd. (b)	88,000	45,313
Security Description	Shares	Value
China Common Rich Renewable Energy Investments Ltd. (a) (c)	68,000	$—
China Huishan Dairy Holdings Co. Ltd. (a) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
Chow Sang Sang Holdings International Ltd.	60,000	63,630
Citychamp Watch & Jewellery Group Ltd. (a)	286,000	36,908
CK Asset Holdings Ltd.	451,181	1,856,273
CK Infrastructure Holdings Ltd.	216,500	1,266,947
CK Life Sciences International Holdings, Inc.	310,000	13,269
CLP Holdings Ltd.	377,000	3,003,399
C-Mer Eye Care Holdings Ltd. (a)	40,000	14,464
Concord New Energy Group Ltd.	2,790,000	221,020
Cowell e Holdings, Inc. (a)	46,000	110,027
Dah Sing Banking Group Ltd.	110,000	78,286
Dah Sing Financial Holdings Ltd.	23,200	53,298
Digital China Holdings Ltd.	68,000	25,892
Fenbi Ltd. (a)	86,000	47,690
Fortune Real Estate Investment Trust	345,000	167,950
Futu Holdings Ltd. ADR (a)	12,500	676,875
Giordano International Ltd.	398,000	104,758
Grand Pharmaceutical Group Ltd.	130,000	68,268
Guotai Junan International Holdings Ltd.	757,000	51,263
Gushengtang Holdings Ltd.	28,800	160,440
Hang Lung Properties Ltd.	381,000	390,422
Hang Seng Bank Ltd.	166,700	1,824,308
Henderson Land Development Co. Ltd.	350,466	998,587
HKBN Ltd.	114,000	42,678
HKT Trust & HKT Ltd. Stapled Security	856,000	998,573
Hong Kong & China Gas Co. Ltd.	2,489,101	1,885,960
Hong Kong Exchanges & Clearing Ltd.	272,561	7,933,277
Hongkong Land Holdings Ltd.	254,700	781,929
Huabao International Holdings Ltd. (b)	211,000	61,468
Hutchison Port Holdings Trust Stapled Security	883,800	111,359
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	44,651
Hysan Development Co. Ltd.	107,000	172,535
Jardine Matheson Holdings Ltd.	35,400	1,320,420
Johnson Electric Holdings Ltd.	53,468	74,056
Kerry Properties Ltd.	131,500	240,605

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Kingboard Laminates Holdings Ltd.	158,500	$117,258
Link REIT	570,507	2,452,908
LK Technology Holdings Ltd.	107,500	43,953
Luk Fook Holdings International Ltd.	83,000	227,479
Man Wah Holdings Ltd.	322,000	227,107
Melco International Development Ltd. (a) (b)	139,000	87,203
Melco Resorts & Entertainment Ltd. ADR (a)	52,930	381,625
MTR Corp. Ltd.	346,192	1,141,227
New World Development Co. Ltd. (b)	356,581	376,334
Nine Dragons Paper Holdings Ltd. (a) (b)	242,000	100,802
Nissin Foods Co. Ltd.	76,000	48,068
NWS Holdings Ltd.	284,968	236,671
Orient Overseas International Ltd. (b)	33,000	394,240
Pacific Basin Shipping Ltd.	989,000	285,588
PAX Global Technology Ltd.	81,000	63,856
PCCW Ltd.	917,471	453,668
Perfect Medical Health Management Ltd.	80,000	32,710
Power Assets Holdings Ltd.	313,000	1,831,661
Prudential PLC	620,929	5,828,007
Realord Group Holdings Ltd. (a) (b)	46,000	32,091
Sino Biopharmaceutical Ltd.	2,258,000	871,297
Sino Land Co. Ltd.	829,974	862,165
Skyworth Group Ltd.	136,807	51,741
SmarTone Telecommunications Holdings Ltd.	38,500	18,841
SSY Group Ltd.	204,000	134,498
Stella International Holdings Ltd.	94,000	149,892
Sun Hung Kai Properties Ltd.	327,000	3,152,406
SUNeVision Holdings Ltd.	101,000	32,908
Super Hi International Holding Ltd. (a) (b)	31,000	56,007
Swire Pacific Ltd. Class A	93,500	769,365
Swire Properties Ltd.	263,200	552,870
Techtronic Industries Co. Ltd.	312,500	4,236,435
Texhong International Group Ltd. (a)	30,500	16,679
United Energy Group Ltd. (b)	1,826,000	130,654
United Laboratories International Holdings Ltd.	166,000	190,043
Value Partners Group Ltd.	187,000	42,769
Vinda International Holdings Ltd.	127,000	380,524
Vitasoy International Holdings Ltd. (b)	190,000	162,896
Viva Goods Company Ltd. (a)	528,000	49,923
VTech Holdings Ltd.	59,300	359,522
WH Group Ltd. (d)	1,925,702	1,269,621
Security Description	Shares	Value
Wharf Real Estate Investment Co. Ltd.	370,000	$1,203,164
Yue Yuen Industrial Holdings Ltd.	148,000	207,634
Yuexiu Real Estate Investment Trust (b)	571,646	73,771
		73,330,027
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	161,139
MOL Hungarian Oil & Gas PLC	109,480	888,198
OTP Bank Nyrt	54,239	2,497,494
Richter Gedeon Nyrt	33,758	856,784
		4,403,615
INDIA — 5.1%
360 ONE WAM Ltd.	24,904	201,734
3M India Ltd.	571	213,560
Aarti Drugs Ltd.	786	4,093
Aarti Industries Ltd.	40,656	324,434
Aarti Pharmalabs Ltd.	7,697	40,140
Aavas Financiers Ltd. (a)	9,773	154,166
ABB India Ltd.	12,843	979,496
Action Construction Equipment Ltd.	7,575	129,575
Adani Enterprises Ltd.	50,947	1,952,971
Adani Green Energy Ltd. (a)	70,408	1,549,225
Adani Ports & Special Economic Zone Ltd.	114,733	1,845,922
Adani Power Ltd. (a)	163,548	1,046,754
Aditya Birla Fashion & Retail Ltd. (a)	76,383	188,250
Advanced Enzyme Technologies Ltd.	14,465	60,434
Aegis Logistics Ltd.	34,324	183,817
Aether Industries Ltd. (a)	6,195	58,011
Affle India Ltd. (a)	11,294	141,062
AGI Greenpac Ltd.	4,288	37,352
AIA Engineering Ltd.	9,606	450,944
Ajanta Pharma Ltd.	10,636	284,492
Akzo Nobel India Ltd.	1,862	53,240
Alembic Pharmaceuticals Ltd.	7,522	88,818
Alkyl Amines Chemicals	4,612	100,308
Allcargo Logistics Ltd. (a)	42,480	36,469
Alok Industries Ltd. (a)	359,427	111,402
Amara Raja Energy & Mobility Ltd.	23,540	214,620
Amber Enterprises India Ltd. (a)	3,821	167,574
Ambuja Cements Ltd.	126,298	927,293
Anand Rathi Wealth Ltd.	3,535	156,584
Anant Raj Ltd.	19,876	74,199
Angel One Ltd.	7,108	259,511
Anupam Rasayan India Ltd.	4,390	45,817
Apar Industries Ltd.	4,746	397,133
APL Apollo Tubes Ltd.	32,613	584,963

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Apollo Hospitals Enterprise Ltd.	22,702	$1,730,309
Apollo Tyres Ltd.	67,212	375,900
Aptus Value Housing Finance India Ltd.	27,028	100,185
Archean Chemical Industries Ltd.	11,740	94,171
Arvind Fashions Ltd.	8,117	44,102
Arvind Ltd.	14,620	47,408
Asahi India Glass Ltd.	8,757	56,315
Ashok Leyland Ltd.	337,408	692,798
Asian Paints Ltd.	84,392	2,880,524
Aster DM Healthcare Ltd. (a) (d)	30,193	148,173
Astra Microwave Products Ltd.	7,564	54,094
Astral Ltd.	31,348	748,439
AstraZeneca Pharma India Ltd.	1,288	82,288
Atul Ltd.	3,871	266,437
AU Small Finance Bank Ltd. (d)	47,393	321,058
Aurobindo Pharma Ltd.	60,612	791,239
Avanti Feeds Ltd.	15,964	92,690
Avenue Supermarts Ltd. (a) (d)	35,206	1,910,354
Axis Bank Ltd.	512,083	6,429,703
Bajaj Auto Ltd.	18,767	2,058,491
Bajaj Electricals Ltd.	14,427	157,006
Bajaj Finance Ltd.	62,803	5,455,753
Bajaj Finserv Ltd.	82,609	1,628,210
Bajaj Holdings & Investment Ltd.	5,484	543,962
Balaji Amines Ltd.	1,401	34,356
Balkrishna Industries Ltd.	16,997	472,264
Balrampur Chini Mills Ltd.	48,159	209,000
Bandhan Bank Ltd. (d)	178,088	384,351
Bank of Baroda	273,926	867,242
BASF India Ltd.	5,048	201,977
Bata India Ltd.	15,134	247,544
Bayer CropScience Ltd.	2,859	180,117
BEML Ltd.	2,700	103,066
Berger Paints India Ltd.	61,788	424,539
Bharat Dynamics Ltd.	11,567	242,969
Bharat Electronics Ltd.	825,345	1,994,029
Bharat Forge Ltd.	57,290	775,933
Bharat Heavy Electricals Ltd.	235,895	699,461
Bharat Petroleum Corp. Ltd.	178,594	1,289,950
Bharti Airtel Ltd.	508,088	7,484,631
Bikaji Foods International Ltd.	20,835	122,521
Biocon Ltd.	155,067	491,124
Birla Corp. Ltd.	3,296	56,263
Birlasoft Ltd.	30,216	268,820
BLS International Services Ltd.	24,283	91,088
Blue Dart Express Ltd.	2,241	166,161
Blue Star Ltd.	27,610	421,652
Bombay Burmah Trading Co.	6,225	117,014
Security Description	Shares	Value
Borosil Renewables Ltd. (a)	17,601	$105,044
Brigade Enterprises Ltd.	24,466	274,369
Brightcom Group Ltd. (a)	389,674	64,477
Britannia Industries Ltd.	23,045	1,357,031
Brookfield India Real Estate Trust REIT (d)	15,270	46,633
BSE Ltd.	14,073	424,523
Campus Activewear Ltd. (a)	34,776	89,439
Can Fin Homes Ltd.	16,939	152,924
Caplin Point Laboratories Ltd.	3,390	53,464
Carborundum Universal Ltd.	20,553	312,561
Castrol India Ltd.	124,256	277,035
CCL Products India Ltd.	16,929	119,007
CE Info Systems Ltd.	4,160	92,969
Ceat Ltd.	4,931	158,591
Central Depository Services India Ltd.	9,305	190,998
Century Plyboards India Ltd.	8,003	61,417
Century Textiles & Industries Ltd.	10,983	214,636
Cera Sanitaryware Ltd.	1,162	94,497
CESC Ltd.	147,320	214,879
CG Power & Industrial Solutions Ltd.	136,853	887,549
Chalet Hotels Ltd. (a)	20,715	219,389
Chambal Fertilisers & Chemicals Ltd.	42,504	174,292
Chemplast Sanmar Ltd. (a)	18,532	99,990
Chennai Petroleum Corp. Ltd.	14,824	161,175
Cholamandalam Financial Holdings Ltd.	22,915	305,387
Cholamandalam Investment & Finance Co. Ltd.	88,342	1,225,099
CIE Automotive India Ltd.	24,860	137,650
Cipla Ltd.	121,329	2,177,674
City Union Bank Ltd.	109,083	176,764
Clean Science & Technology Ltd.	5,682	90,565
CMS Info Systems Ltd.	16,368	76,666
Coal India Ltd.	347,919	1,810,877
Cochin Shipyard Ltd. (d)	24,100	251,915
Coforge Ltd.	12,306	811,884
Colgate-Palmolive India Ltd.	40,980	1,331,736
Computer Age Management Services Ltd.	9,859	344,659
Concord Biotech Ltd. (a)	3,314	60,429
Container Corp. of India Ltd.	73,454	776,880
Coromandel International Ltd.	24,937	321,435
Craftsman Automation Ltd.	1,513	78,276
CreditAccess Grameen Ltd. (a)	11,804	204,002
CRISIL Ltd.	3,874	235,406
Crompton Greaves Consumer Electricals Ltd.	158,563	508,565
Cummins India Ltd.	29,705	1,070,719
Cyient Ltd.	29,605	708,635
Dabur India Ltd.	155,395	974,730

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Data Patterns India Ltd.	3,976	$115,463
DCB Bank Ltd.	61,502	88,047
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	90,977
Deepak Nitrite Ltd.	11,783	300,288
Delhivery Ltd. (a)	78,105	417,250
Devyani International Ltd.	73,359	132,332
Digidrive Distributors Ltd. (a)	1,944	904
Divi's Laboratories Ltd.	28,271	1,167,856
Dixon Technologies India Ltd.	7,085	635,358
DLF Ltd.	164,043	1,764,294
Dr Lal PathLabs Ltd. (d)	7,802	211,681
Dr Reddy's Laboratories Ltd.	25,705	1,897,891
Easy Trip Planners Ltd.	119,335	61,240
eClerx Services Ltd.	5,337	151,486
Edelweiss Financial Services Ltd.	131,214	99,981
Eicher Motors Ltd.	32,462	1,564,396
EID Parry India Ltd.	22,968	150,279
EIH Ltd.	39,305	211,835
Elecon Engineering Co. Ltd.	8,326	94,713
Electrosteel Castings Ltd.	67,672	144,590
Elgi Equipments Ltd.	42,308	305,227
Emami Ltd.	51,808	266,704
Embassy Office Parks REIT	192,648	853,747
Endurance Technologies Ltd. (d)	7,581	166,068
Engineers India Ltd.	51,740	125,283
Epigral Ltd.	4,488	59,082
EPL Ltd.	55,375	119,046
Equitas Small Finance Bank Ltd. (d)	93,926	104,228
Eris Lifesciences Ltd. (a) (d)	13,798	139,523
Exide Industries Ltd.	109,934	401,432
FDC Ltd. (a)	14,730	75,043
Federal Bank Ltd.	416,011	749,196
Fine Organic Industries Ltd.	2,063	99,804
Finolex Cables Ltd.	12,388	148,681
Finolex Industries Ltd.	49,960	147,629
Firstsource Solutions Ltd.	73,940	175,225
Five-Star Business Finance Ltd. (a)	21,524	185,671
Force Motors Ltd.	785	68,180
Fortis Healthcare Ltd.	107,886	543,553
G R Infraprojects Ltd. (a)	4,337	68,028
Gabriel India Ltd.	10,163	40,681
GAIL India Ltd.	507,264	1,101,168
GAIL India Ltd. GDR	2,133	27,516
Galaxy Surfactants Ltd.	4,286	116,718
Garware Technical Fibres Ltd.	2,569	102,423
Gateway Distriparks Ltd.	43,785	52,630
GE T&D India Ltd. (a)	7,332	74,571
Genus Power Infrastructures Ltd.	13,587	37,518
GHCL Ltd.	17,282	91,847
Gland Pharma Ltd. (a) (d)	9,193	203,392
Security Description	Shares	Value
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	$325,217
Glenmark Pharmaceuticals Ltd.	29,912	343,745
Global Health Ltd. (a)	18,187	288,094
GMM Pfaudler Ltd.	9,623	142,598
GMR Airports Infrastructure Ltd. (a)	532,807	521,292
Go Fashion India Ltd. (a)	5,755	83,162
Godawari Power & Ispat Ltd.	10,088	91,600
Godfrey Phillips India Ltd.	2,050	75,931
Godrej Consumer Products Ltd.	92,887	1,394,154
Godrej Industries Ltd. (a)	10,074	94,510
Godrej Properties Ltd. (a)	26,526	731,542
Gokaldas Exports Ltd.	9,033	76,453
Granules India Ltd.	35,288	181,999
Graphite India Ltd.	21,792	157,700
Grasim Industries Ltd.	58,247	1,597,414
Great Eastern Shipping Co. Ltd.	21,188	254,363
Greenpanel Industries Ltd.	9,124	34,433
Grindwell Norton Ltd.	8,986	204,813
Gujarat Alkalies & Chemicals Ltd.	5,525	44,613
Gujarat Ambuja Exports Ltd.	32,996	63,240
Gujarat Fluorochemicals Ltd.	6,008	223,121
Gujarat Gas Ltd.	56,712	370,079
Gujarat Mineral Development Corp. Ltd.	16,654	68,681
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	129,573
Gujarat Pipavav Port Ltd.	38,312	97,638
Gujarat State Fertilizers & Chemicals Ltd.	54,769	128,480
Gujarat State Petronet Ltd.	68,783	294,010
Happiest Minds Technologies Ltd.	7,184	64,120
Havells India Ltd.	55,782	1,013,276
HBL Power Systems Ltd.	36,431	198,311
HCL Technologies Ltd.	213,990	3,960,364
HDFC Asset Management Co. Ltd. (d)	21,694	976,487
HDFC Bank Ltd.	634,376	11,013,015
HDFC Life Insurance Co. Ltd. (d)	215,121	1,633,607
HEG Ltd.	3,776	83,488
HeidelbergCement India Ltd.	37,912	89,300
Hemisphere Properties India Ltd. (a)	27,192	65,190
Hero MotoCorp Ltd.	28,665	1,623,030
HFCL Ltd.	142,338	156,670
Himadri Speciality Chemical Ltd.	53,420	193,626
Hindalco Industries Ltd.	307,535	2,065,843
Hindustan Aeronautics Ltd.	42,754	1,705,495

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hindustan Construction Co. Ltd. (a)	149,691	$56,716
Hindustan Copper Ltd.	78,195	260,689
Hindustan Petroleum Corp. Ltd.	128,053	730,295
Hindustan Unilever Ltd.	187,017	5,077,449
Hitachi Energy India Ltd.	2,802	234,222
Home First Finance Co. India Ltd. (d)	7,472	80,434
ICICI Bank Ltd.	1,050,251	13,767,446
ICICI Bank Ltd. ADR	61,022	1,611,591
ICICI Lombard General Insurance Co. Ltd. (d)	55,904	1,129,106
ICICI Prudential Life Insurance Co. Ltd. (d)	84,256	614,879
ICICI Securities Ltd. (d)	17,119	149,356
IDFC First Bank Ltd. (a)	848,930	767,475
IDFC Ltd. (a)	302,285	401,222
IFCI Ltd. (a)	143,583	68,260
IIFL Finance Ltd.	39,096	159,426
India Cements Ltd. (a)	20,093	51,171
Indiabulls Housing Finance Ltd. (e)	83,213	167,918
Indiabulls Housing Finance Ltd. (a) (e)	41,606	42,129
Indiabulls Real Estate Ltd. (a)	79,569	110,620
IndiaMart InterMesh Ltd. (d)	6,304	199,957
Indian Energy Exchange Ltd. (d)	81,444	131,195
Indian Hotels Co. Ltd.	181,516	1,286,570
Indian Oil Corp. Ltd.	667,401	1,342,364
Indian Railway Catering & Tourism Corp. Ltd.	63,341	706,071
Indian Renewable Energy Development Agency Ltd. (a)	143,084	233,148
Indigo Paints Ltd.	3,191	48,078
Indoco Remedies Ltd.	10,460	41,218
Indraprastha Gas Ltd.	69,621	359,614
IndusInd Bank Ltd.	61,811	1,150,954
Infibeam Avenues Ltd.	178,156	72,841
Info Edge India Ltd.	15,794	1,058,962
Infosys Ltd.	696,600	12,512,114
Infosys Ltd. ADR (b)	70,069	1,256,337
Inox Wind Ltd. (a)	24,862	155,487
Intellect Design Arena Ltd.	15,544	204,414
InterGlobe Aviation Ltd. (a) (d)	33,648	1,431,671
ION Exchange India Ltd.	14,879	90,386
Ipca Laboratories Ltd.	33,404	495,598
IRB Infrastructure Developers Ltd.	304,187	213,545
IRCON International Ltd. (d)	48,823	128,581
ITC Ltd.	676,209	3,472,967
Jai Corp. Ltd.	13,587	46,079
Jaiprakash Associates Ltd. (a)	283,462	61,007
Jaiprakash Power Ventures Ltd. (a)	619,202	113,220
Security Description	Shares	Value
Jammu & Kashmir Bank Ltd.	35,073	$56,435
Jamna Auto Industries Ltd.	45,141	71,579
JB Chemicals & Pharmaceuticals Ltd.	14,130	279,610
JBM Auto Ltd.	4,369	94,510
Jindal Saw Ltd.	22,560	117,043
Jindal Steel & Power Ltd.	83,402	849,145
Jio Financial Services Ltd. (a)	696,992	2,956,277
JK Cement Ltd.	6,371	311,371
JK Lakshmi Cement Ltd.	11,934	125,303
JK Paper Ltd.	22,191	85,795
JK Tyre & Industries Ltd.	18,272	94,654
JM Financial Ltd.	51,311	45,957
JSW Steel Ltd.	145,575	1,449,074
Jubilant Foodworks Ltd.	91,436	492,084
Jubilant Ingrevia Ltd.	9,180	49,828
Jubilant Pharmova Ltd.	16,358	111,776
Jupiter Wagons Ltd.	21,175	94,993
Just Dial Ltd. (a)	11,761	113,256
Jyothy Labs Ltd.	61,772	325,849
Kajaria Ceramics Ltd.	23,178	320,939
Kalpataru Projects International Ltd.	20,665	265,081
Kalyan Jewellers India Ltd.	72,353	371,123
Kansai Nerolac Paints Ltd.	41,371	130,087
Karnataka Bank Ltd.	32,458	87,603
Karur Vysya Bank Ltd.	105,611	231,350
Kaveri Seed Co. Ltd.	10,556	78,896
Kaynes Technology India Ltd. (a)	5,402	186,017
KEC International Ltd.	26,603	221,446
KEI Industries Ltd.	14,064	583,419
Kfin Technologies Ltd. (a)	7,904	58,155
Kirloskar Oil Engines Ltd.	17,620	181,571
Kirloskar Pneumatic Co. Ltd.	6,775	57,517
KNR Constructions Ltd.	18,235	53,851
Kotak Mahindra Bank Ltd.	246,868	5,285,007
KPI Green Energy Ltd. (d)	4,459	81,425
KPIT Technologies Ltd.	36,183	644,854
KPR Mill Ltd.	16,718	166,864
KRBL Ltd.	19,504	64,859
Krishna Institute of Medical Sciences Ltd. (a) (d)	8,931	220,511
KSB Ltd.	4,081	188,675
L&T Finance Holdings Ltd.	129,907	246,489
Lakshmi Machine Works Ltd.	1,452	264,491
Larsen & Toubro Ltd.	147,975	6,678,014
Larsen & Toubro Ltd. GDR	4,121	186,681
Latent View Analytics Ltd. (a)	15,177	92,397
Laurus Labs Ltd. (d)	85,418	401,832
Laxmi Organic Industries Ltd.	11,013	31,057
Lemon Tree Hotels Ltd. (a) (d)	83,296	130,383
LIC Housing Finance Ltd.	66,219	485,075
LT Foods Ltd.	25,939	58,361
LTIMindtree Ltd. (d)	25,366	1,501,963
Lupin Ltd.	46,820	907,630

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Macrotech Developers Ltd. (d)	50,644	$689,715
Mahanagar Gas Ltd.	7,097	116,072
Maharashtra Seamless Ltd.	4,344	44,072
Mahindra & Mahindra Financial Services Ltd.	99,854	333,794
Mahindra & Mahindra Ltd.	204,235	4,704,978
Mahindra & Mahindra Ltd. GDR	6,375	148,537
Mahindra Holidays & Resorts India Ltd. (a)	10,616	49,928
Mahindra Lifespace Developers Ltd.	12,533	88,194
Mahindra Logistics Ltd. (d)	18,959	92,940
Manappuram Finance Ltd.	96,454	200,246
Marico Ltd.	140,640	838,419
Marksans Pharma Ltd.	38,479	70,081
Maruti Suzuki India Ltd.	32,020	4,837,543
Mastek Ltd.	1,831	55,828
Max Financial Services Ltd. (a)	53,021	637,123
Max Healthcare Institute Ltd.	169,040	1,661,771
Medplus Health Services Ltd. (a)	17,531	144,584
Metropolis Healthcare Ltd. (d)	6,336	130,940
Mindspace Business Parks REIT (d)	37,000	153,226
Mishra Dhatu Nigam Ltd. (d)	17,132	80,984
MOIL Ltd.	18,522	61,860
Motherson Sumi Wiring India Ltd.	307,234	243,496
Motilal Oswal Financial Services Ltd.	11,474	229,301
Mphasis Ltd.	17,532	501,991
MRF Ltd.	497	794,862
Mrs Bectors Food Specialities Ltd.	6,235	83,333
MTAR Technologies Ltd. (a)	3,432	69,286
Multi Commodity Exchange of India Ltd.	5,986	240,409
Muthoot Finance Ltd.	25,785	457,701
Narayana Hrudayalaya Ltd.	15,069	231,954
Natco Pharma Ltd.	23,303	266,007
National Aluminium Co. Ltd.	208,978	382,238
Nava Ltd.	15,382	89,569
Navin Fluorine International Ltd.	7,281	271,877
Nazara Technologies Ltd. (a)	7,862	63,295
NBCC India Ltd.	145,338	207,196
NCC Ltd.	72,749	202,671
Neogen Chemicals Ltd.	3,049	43,730
NESCO Ltd.	5,149	51,288
Nestle India Ltd.	76,204	2,396,014
Network18 Media & Investments Ltd. (a)	51,852	53,591
Neuland Laboratories Ltd.	2,452	185,869
Newgen Software Technologies Ltd.	11,820	112,698
Nexus Select Trust REIT	131,965	202,103
Security Description	Shares	Value
NIIT Learning Systems Ltd.	10,587	$64,320
Nippon Life India Asset Management Ltd. (d)	14,668	82,861
NLC India Ltd.	31,430	85,959
NMDC Ltd.	231,626	560,301
NMDC Steel Ltd. (a)	233,438	153,102
NOCIL Ltd.	25,046	75,106
NTPC Ltd.	968,126	3,897,925
Nuvama Wealth Management Ltd. (a)	1,464	82,004
Nuvoco Vistas Corp. Ltd. (a)	27,030	99,237
Oil & Natural Gas Corp. Ltd.	686,681	2,206,946
Olectra Greentech Ltd.	8,306	188,079
One 97 Communications Ltd. (a)	43,566	210,328
Orient Cement Ltd.	15,432	36,229
Orient Electric Ltd.	27,998	64,823
Page Industries Ltd.	1,452	599,776
Paisalo Digital Ltd.	80,392	58,413
Paradeep Phosphates Ltd. (d)	95,134	75,740
Patel Engineering Ltd. (a)	93,182	63,572
PB Fintech Ltd. (a)	51,185	689,964
PCBL Ltd.	36,013	115,592
PDS Ltd.	7,418	42,105
Persistent Systems Ltd.	23,472	1,121,374
Petronet LNG Ltd.	222,695	702,777
Phoenix Mills Ltd.	22,430	748,397
PI Industries Ltd.	17,687	820,184
Pidilite Industries Ltd.	32,312	1,167,962
Piramal Enterprises Ltd.	19,534	198,929
Piramal Pharma Ltd. (a)	119,525	184,728
PNB Housing Finance Ltd. (a) (d)	24,718	186,669
PNC Infratech Ltd.	33,089	173,117
Poly Medicure Ltd.	5,840	111,279
Polycab India Ltd.	11,533	700,394
Polyplex Corp. Ltd.	4,159	38,183
Poonawalla Fincorp Ltd.	45,161	252,114
Power Finance Corp. Ltd.	317,573	1,485,961
Power Grid Corp. of India Ltd.	1,050,129	3,486,475
Power Mech Projects Ltd.	795	47,761
Praj Industries Ltd.	25,237	161,267
Prince Pipes & Fittings Ltd. (a)	6,821	44,920
Procter & Gamble Health Ltd.	760	42,919
PTC India Ltd.	38,684	86,248
Punjab National Bank	497,300	741,754
PVR Inox Ltd. (a)	18,230	289,890
Quess Corp. Ltd. (d)	16,116	100,558
Radico Khaitan Ltd.	16,248	336,590
Railtel Corp. of India Ltd.	24,807	108,193
Rain Industries Ltd.	24,232	43,785
Rainbow Children's Medicare Ltd.	10,076	156,759
Rajesh Exports Ltd. (a)	22,883	72,310
Rallis India Ltd.	37,687	113,193
Ramco Cements Ltd.	18,699	181,727

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ramkrishna Forgings Ltd.	19,766	$163,823
Rashtriya Chemicals & Fertilizers Ltd.	31,905	49,061
Rategain Travel Technologies Ltd. (a)	8,592	73,854
Ratnamani Metals & Tubes Ltd.	5,688	190,563
RattanIndia Enterprises Ltd. (a)	74,954	62,190
Raymond Ltd.	9,369	203,135
RBL Bank Ltd. (d)	140,013	403,407
REC Ltd.	279,155	1,509,534
Redington Ltd.	131,552	328,791
Relaxo Footwears Ltd.	21,337	209,091
Reliance Industries Ltd. (e)	661,116	23,556,109
Reliance Industries Ltd. GDR (d) (e)	13,202	942,623
Reliance Infrastructure Ltd. (a)	43,180	140,279
Reliance Power Ltd. (a)	554,969	187,978
Religare Enterprises Ltd. (a)	19,084	47,880
Restaurant Brands Asia Ltd. (a)	91,563	111,157
Rhi Magnesita India Ltd.	12,401	82,173
RITES Ltd.	8,881	70,684
Rossari Biotech Ltd.	5,092	41,330
Route Mobile Ltd.	4,993	95,921
Safari Industries India Ltd.	6,074	125,682
Samvardhana Motherson International Ltd.	480,002	673,939
Sanofi India Ltd.	1,905	185,331
Sansera Engineering Ltd. (d)	5,139	62,748
Sapphire Foods India Ltd. (a)	5,264	99,025
Saregama India Ltd.	20,856	86,860
SBI Cards & Payment Services Ltd.	63,641	520,826
SBI Life Insurance Co. Ltd. (d)	100,984	1,816,507
Sharda Cropchem Ltd.	9,728	37,459
Sheela Foam Ltd. (a)	4,012	45,396
Shipping Corp. of India Ltd.	34,905	87,385
Shoppers Stop Ltd. (a)	5,875	53,183
Shree Cement Ltd.	2,013	619,880
Shree Renuka Sugars Ltd. (a)	278,535	132,584
Shriram Finance Ltd.	63,622	1,800,128
Shyam Metalics & Energy Ltd.	10,105	71,648
Siemens Ltd.	18,762	1,208,932
SIS Ltd. (a)	23,573	115,671
SJVN Ltd.	167,486	243,791
SKF India Ltd.	5,041	251,356
Sobha Ltd.	12,486	216,889
Sona Blw Precision Forgings Ltd. (d)	96,510	816,897
Sonata Software Ltd.	34,016	294,613
South Indian Bank Ltd. (e)	257,403	84,101
South Indian Bank Ltd. (a) (e)	64,350	21,025
Spandana Sphoorty Financial Ltd. (a)	3,390	34,165
SRF Ltd.	32,038	983,487
Security Description	Shares	Value
Star Health & Allied Insurance Co. Ltd. (a)	39,916	$260,092
State Bank of India	385,799	3,480,182
State Bank of India GDR (b)	1,020	92,514
Sterling & Wilson Renewable (a)	22,078	138,513
Sterlite Technologies Ltd.	54,517	72,426
Strides Pharma Science Ltd.	26,243	246,910
Sula Vineyards Ltd.	7,633	50,464
Sumitomo Chemical India Ltd.	23,333	97,288
Sun Pharma Advanced Research Co. Ltd. (a)	24,610	108,676
Sun Pharmaceutical Industries Ltd.	216,727	4,211,108
Sun TV Network Ltd.	29,907	215,241
Sundram Fasteners Ltd.	23,040	302,108
Sunteck Realty Ltd. (a)	14,806	69,146
Suprajit Engineering Ltd.	9,970	49,269
Supreme Industries Ltd.	14,164	718,742
Supreme Petrochem Ltd.	18,536	138,782
Surya Roshni Ltd.	6,039	36,798
Suven Pharmaceuticals Ltd. (a)	18,967	153,983
Suzlon Energy Ltd. (a)	1,870,643	906,136
Swan Energy Ltd.	24,775	199,011
Symphony Ltd.	3,877	39,399
Syngene International Ltd. (d)	46,693	393,324
Syrma SGS Technology Ltd.	11,041	61,611
Tamilnad Mercantile Bank Ltd.	32,342	188,307
Tanla Platforms Ltd.	13,455	132,239
Tata Chemicals Ltd.	31,013	401,930
Tata Communications Ltd.	25,743	620,530
Tata Consultancy Services Ltd.	204,259	9,493,350
Tata Consumer Products Ltd.	133,319	1,752,277
Tata Elxsi Ltd.	8,660	808,362
Tata Investment Corp. Ltd.	2,223	166,425
Tata Motors Ltd.	415,233	4,942,817
Tata Motors Ltd. Class A	103,347	814,360
Tata Power Co. Ltd.	315,311	1,490,310
Tata Steel Ltd.	1,634,112	3,053,582
Tata Steel Ltd. GDR	1,300	24,115
Tata Teleservices Maharashtra Ltd. (a)	113,291	100,519
TCI Express Ltd.	4,120	50,582
TeamLease Services Ltd. (a)	3,329	109,391
Tech Mahindra Ltd.	122,216	1,828,935
Tejas Networks Ltd. (a) (d)	6,983	54,958
Texmaco Rail & Engineering Ltd.	25,872	51,122
Tilaknagar Industries Ltd.	21,753	54,903
Timken India Ltd.	6,375	218,570
Titagarh Rail System Ltd.	18,197	200,510
Titan Co. Ltd.	80,109	3,651,670
Torrent Pharmaceuticals Ltd.	24,208	754,837
Trent Ltd.	40,289	1,907,149
Trident Ltd.	256,336	112,336

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Triveni Engineering & Industries Ltd.	15,109	$56,358
Triveni Turbine Ltd.	38,900	250,324
TTK Prestige Ltd.	4,980	40,084
Tube Investments of India Ltd.	22,658	1,015,124
TV18 Broadcast Ltd. (a)	322,994	179,694
TVS Holdings Ltd. (a)	542	53,060
TVS Motor Co. Ltd.	56,088	1,447,114
Ujjivan Small Finance Bank Ltd. (d)	112,982	60,011
UltraTech Cement Ltd.	26,077	3,048,213
Union Bank of India Ltd.	334,775	616,144
United Spirits Ltd.	74,892	1,018,510
UNO Minda Ltd.	42,727	350,797
UPL Ltd.	99,079	541,711
Usha Martin Ltd.	27,827	106,183
UTI Asset Management Co. Ltd.	5,427	52,902
Vaibhav Global Ltd.	16,144	70,517
Vardhman Textiles Ltd.	26,270	139,315
Varun Beverages Ltd.	99,302	1,665,223
Vedanta Ltd.	226,149	736,589
V-Guard Industries Ltd.	20,544	81,619
Vijaya Diagnostic Centre Pvt Ltd.	6,859	52,354
Vinati Organics Ltd.	4,690	82,697
VIP Industries Ltd.	18,899	119,078
V-Mart Retail Ltd. (a)	2,562	66,166
Voltamp Transformers Ltd.	1,394	161,641
Voltas Ltd.	54,022	714,798
VRL Logistics Ltd.	5,741	37,883
Welspun Corp. Ltd.	29,482	182,189
Welspun Living Ltd.	35,592	58,721
Westlife Foodworld Ltd.	16,453	158,696
Whirlpool of India Ltd.	14,536	212,883
Wipro Ltd.	274,784	1,581,773
Wipro Ltd. ADR (b)	19,054	109,561
Wockhardt Ltd. (a)	21,369	150,065
Yes Bank Ltd. (a)	3,234,637	899,776
Zee Entertainment Enterprises Ltd. (a)	193,655	321,704
Zen Technologies Ltd.	4,955	56,826
Zensar Technologies Ltd.	26,335	191,586
ZF Commercial Vehicle Control Systems India Ltd.	1,191	216,786
Zomato Ltd. (a)	1,344,160	2,934,823
Zydus Wellnes Ltd.	7,851	138,904
		355,982,197
INDONESIA — 0.5%
Ace Hardware Indonesia Tbk. PT	1,445,300	80,218
Adaro Energy Indonesia Tbk. PT	2,769,700	471,661
AKR Corporindo Tbk. PT	3,026,000	328,270
Amman Mineral Internasional PT (a)	1,497,700	826,545
Security Description	Shares	Value
Aneka Tambang Tbk. PT	2,322,500	$234,374
Astra Agro Lestari Tbk. PT	154,200	67,107
Astra International Tbk. PT	4,600,200	1,494,231
Bank Aladin Syariah Tbk. PT (a)	1,000,000	67,802
Bank BTPN Syariah Tbk. PT	170,800	14,597
Bank Central Asia Tbk. PT	12,620,200	8,019,459
Bank Jago Tbk. PT (a)	937,500	157,876
Bank Mandiri Persero Tbk. PT	8,307,500	3,798,762
Bank Negara Indonesia Persero Tbk. PT	3,475,300	1,293,237
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	555,000	42,356
Bank Pembangunan Daerah Jawa Timur Tbk. PT	959,000	36,291
Bank Rakyat Indonesia Persero Tbk. PT	15,529,117	5,925,649
Bank Tabungan Negara Persero Tbk. PT	1,613,762	158,272
Barito Pacific Tbk. PT	4,773,222	284,497
BFI Finance Indonesia Tbk. PT	2,268,000	191,682
Bukit Asam Tbk. PT	469,600	87,967
Bumi Resources Minerals Tbk. PT (a)	2,386,000	22,573
Bumi Serpong Damai Tbk. PT (a)	1,332,000	82,751
Charoen Pokphand Indonesia Tbk. PT	1,758,500	582,285
Ciputra Development Tbk. PT	929,100	76,180
Erajaya Swasembada Tbk. PT	1,523,700	41,324
First Pacific Co. Ltd.	386,000	194,321
First Resources Ltd.	108,800	110,445
Golden Agri-Resources Ltd.	1,396,500	279,383
GoTo Gojek Tokopedia Tbk. PT (a)	170,202,400	740,711
Indah Kiat Pulp & Paper Tbk. PT	501,700	302,982
Indo Tambangraya Megah Tbk. PT	115,300	194,167
Indocement Tunggal Prakarsa Tbk. PT	240,300	132,616
Indofood CBP Sukses Makmur Tbk. PT	604,300	442,124
Indofood Sukses Makmur Tbk. PT	1,210,900	486,880
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	81,318
Japfa Comfeed Indonesia Tbk. PT	2,105,200	158,006
Jasa Marga Persero Tbk. PT	371,675	130,104
Kalbe Farma Tbk. PT	4,475,800	416,386
Lippo Karawaci Tbk. PT (a)	12,717,700	54,545
Medco Energi Internasional Tbk. PT	3,023,500	272,697
Media Nusantara Citra Tbk. PT	1,186,900	25,303

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Medikaloka Hermina Tbk. PT	1,020,600	$75,636
Merdeka Copper Gold Tbk. PT (a)	2,373,952	341,382
Metro Healthcare Indonesia Tbk. PT (a)	5,468,200	50,699
Mitra Adiperkasa Tbk. PT	2,793,900	320,713
Nickel Industries Ltd.	357,995	189,180
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	59,858
Pacific Strategic Financial Tbk. PT (a)	2,687,400	186,448
Pakuwon Jati Tbk. PT	1,357,000	36,289
Perusahaan Gas Negara Tbk. PT	2,224,000	190,769
Sarana Menara Nusantara Tbk. PT	5,005,800	271,522
Semen Indonesia Persero Tbk. PT	750,265	279,190
Smartfren Telecom Tbk. PT (a)	6,214,000	19,596
Sumber Alfaria Trijaya Tbk. PT	3,689,700	677,201
Summarecon Agung Tbk. PT	988,789	33,053
Surya Citra Media Tbk. PT	2,556,000	22,731
Surya Esa Perkasa Tbk. PT (a)	487,400	20,750
Telkom Indonesia Persero Tbk. PT	11,339,300	2,481,701
Transcoal Pacific Tbk. PT	285,500	131,000
Unilever Indonesia Tbk. PT	2,067,100	352,013
United Tractors Tbk. PT	384,200	585,811
Waskita Karya Persero Tbk. PT (a) (c)	3,149,800	30,097
XL Axiata Tbk. PT	848,800	120,989
		34,884,582
IRELAND — 0.3%
AerCap Holdings NV (a)	45,123	3,921,640
AIB Group PLC	354,819	1,802,594
Bank of Ireland Group PLC	238,609	2,435,243
C&C Group PLC	84,628	175,113
Cairn Homes PLC	135,857	234,174
COSMO Pharmaceuticals NV	2,102	166,396
Dalata Hotel Group PLC	57,861	281,517
Glanbia PLC	42,940	847,739
Glenveagh Properties PLC (a) (d)	87,042	117,695
Greencore Group PLC (a)	207,029	312,004
Irish Residential Properties REIT PLC (b)	89,200	99,226
Kerry Group PLC Class A	35,653	3,058,856
Keywords Studios PLC	14,867	244,525
Kingspan Group PLC	35,142	3,205,540
Origin Enterprises PLC	14,761	50,217
Smurfit Kappa Group PLC	58,793	2,683,994
Uniphar PLC (b)	37,380	104,963
		19,741,436
ISRAEL — 0.6%
Africa Israel Residences Ltd.	2,183	146,299
Security Description	Shares	Value
Airport City Ltd. (a)	13,375	$215,390
Alony Hetz Properties & Investments Ltd.	31,251	230,222
Amot Investments Ltd.	73,272	348,390
Ashtrom Group Ltd. (a)	18,095	268,780
Azorim-Investment Development & Construction Co. Ltd. (a)	27,782	143,244
Azrieli Group Ltd.	8,990	651,485
Bank Hapoalim BM	275,666	2,594,362
Bank Leumi Le-Israel BM	329,662	2,750,708
Bezeq The Israeli Telecommunication Corp. Ltd.	419,919	541,905
Big Shopping Centers Ltd. (a)	3,970	442,110
Blue Square Real Estate Ltd.	992	68,666
Camtek Ltd. (a)	5,820	486,099
Cellcom Israel Ltd. (a)	30,780	132,741
Check Point Software Technologies Ltd. (a)	21,110	3,462,251
Clal Insurance Enterprises Holdings Ltd. (a)	14,033	259,463
Danel Adir Yeoshua Ltd.	1,347	115,593
Danya Cebus Ltd.	1,393	35,949
Delek Automotive Systems Ltd.	3,157	19,283
Delek Group Ltd.	2,681	351,910
Delta Galil Ltd.	2,065	91,197
Elbit Systems Ltd.	5,385	1,128,973
Elco Ltd.	2,531	89,325
Electra Consumer Products 1970 Ltd.	2,139	48,744
Electra Ltd.	418	180,642
Electra Real Estate Ltd.	7,672	82,213
Energix-Renewable Energies Ltd.	56,033	205,859
Enlight Renewable Energy Ltd. (a)	25,800	433,290
Equital Ltd. (a)	3,782	120,984
Fattal Holdings 1998 Ltd. (a)	1,483	191,057
FIBI Holdings Ltd.	4,162	186,533
First International Bank Of Israel Ltd.	11,168	466,388
Formula Systems 1985 Ltd.	1,777	142,841
Fox Wizel Ltd.	1,835	172,145
G City Ltd. (a)	12,106	37,669
Global-e Online Ltd. (a)	22,800	828,780
Harel Insurance Investments & Financial Services Ltd. (a)	26,038	251,518
Hilan Ltd.	2,662	169,876
ICL Group Ltd.	178,472	946,992
Isracard Ltd.	49,413	202,309
Israel Canada T.R Ltd. (a)	83,548	334,083
Israel Corp. Ltd. (a)	754	205,803
Israel Discount Bank Ltd. Class A	268,556	1,394,934
Isras Holdings Ltd. (a)	1,074	92,048

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Isras Investment Co. Ltd.	573	$116,220
Ituran Location & Control Ltd.	6,200	173,352
Kornit Digital Ltd. (a)	10,500	190,260
Kvutzat Acro Ltd.	16,671	199,895
M Yochananof & Sons Ltd.	756	36,524
Magic Software Enterprises Ltd.	4,827	55,916
Matrix IT Ltd.	6,184	136,822
Maytronics Ltd.	9,751	97,385
Mega Or Holdings Ltd. REIT	5,861	157,143
Melisron Ltd.	4,921	365,479
Menora Mivtachim Holdings Ltd.	4,497	121,272
Migdal Insurance & Financial Holdings Ltd.	75,361	104,514
Mivne Real Estate KD Ltd.	129,858	321,836
Mizrahi Tefahot Bank Ltd.	31,231	1,175,521
Nano Dimension Ltd. ADR (a) (b)	63,800	177,683
Naphtha Israel Petroleum Corp. Ltd. (a)	12,597	71,173
Nayax Ltd. (a)	1,322	34,941
NeoGames SA (a)	2,800	81,088
Next Vision Stabilized Systems Ltd.	5,481	65,496
Nice Ltd. (a)	14,201	3,710,237
Nova Ltd. (a)	6,178	1,098,101
Oddity Tech Ltd. Class A (a) (b)	3,200	139,040
Oil Refineries Ltd.	524,773	174,748
One Software Technologies Ltd.	18,972	281,703
OPC Energy Ltd. (a)	20,175	143,726
OY Nofar Energy Ltd. (a)	2,491	61,872
Partner Communications Co. Ltd. (a)	24,825	108,550
Paz Oil Co. Ltd.	1,806	193,628
Perion Network Ltd. (a)	9,416	213,060
Phoenix Holdings Ltd.	40,232	403,231
Plus500 Ltd.	17,814	406,189
Prashkovsky Investments & Construction Ltd.	1,044	26,758
Radware Ltd. (a)	9,900	185,328
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	89,276
Reit 1 Ltd.	33,086	143,770
Retailors Ltd.	3,964	97,377
Sapiens International Corp. NV	5,908	185,608
Sella Capital Real Estate Ltd. REIT	33,394	71,980
Shapir Engineering & Industry Ltd. (a)	29,728	170,398
Shikun & Binui Ltd. (a)	65,885	163,827
Shufersal Ltd. (a)	79,708	561,091
SimilarWeb Ltd. (a)	5,700	51,300
Security Description	Shares	Value
Strauss Group Ltd. (a)	10,127	$191,638
Summit Real Estate Holdings Ltd. REIT	17,675	224,863
Tadiran Group Ltd.	1,085	87,956
Tel Aviv Stock Exchange Ltd.	19,698	133,392
Teva Pharmaceutical Industries Ltd. (a)	25,290	359,915
Teva Pharmaceutical Industries Ltd. ADR (a)	227,553	3,210,773
Tower Semiconductor Ltd. (a)	23,754	780,627
WalkMe Ltd. (a)	4,400	37,840
Wix.com Ltd. (a)	12,200	1,677,256
YH Dimri Construction & Development Ltd.	2,050	161,764
ZIM Integrated Shipping Services Ltd. (b)	20,100	203,412
		40,701,807
ITALY — 1.6%
A2A SpA	329,629	595,765
ACEA SpA	6,680	118,460
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA	28,118	1,026,419
Anima Holding SpA (d)	38,797	184,363
Ariston Holding NV	18,227	102,461
Arnoldo Mondadori Editore SpA	41,346	104,043
Ascopiave SpA	16,517	42,188
Assicurazioni Generali SpA	228,875	5,798,960
Azimut Holding SpA	24,262	659,791
Banca Generali SpA	12,619	501,802
Banca IFIS SpA	5,425	106,341
Banca Mediolanum SpA	47,836	525,928
Banca Monte dei Paschi di Siena SpA (a)	176,853	802,205
Banca Popolare di Sondrio SpA	95,663	717,013
Banco BPM SpA	293,314	1,953,893
BFF Bank SpA (d)	36,539	489,330
BPER Banca	219,007	1,035,991
Brembo SpA	31,950	409,586
Brunello Cucinelli SpA	7,678	878,977
Buzzi SpA	20,803	817,807
Carel Industries SpA (d)	11,432	251,253
CIR SpA-Compagnie Industriali (a)	81,273	47,047
Coca-Cola HBC AG	49,624	1,569,068
Credito Emiliano SpA	19,269	192,914
Cromwell European Real Estate Investment Trust	89,560	133,480
d'Amico International Shipping SA	9,382	64,544
Danieli & C Officine Meccaniche SpA (e)	8,295	219,038
Danieli & C Officine Meccaniche SpA (e)	1,537	54,613
Davide Campari-Milano NV	151,908	1,528,061

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
De' Longhi SpA	16,314	$564,869
DiaSorin SpA	4,645	448,986
Digital Value SpA (b)	503	30,204
El.En. SpA (b)	10,888	138,051
Enav SpA (d)	61,168	256,318
Enel SpA	1,836,667	12,137,650
Eni SpA	513,505	8,123,566
ERG SpA	12,673	318,630
Eurogroup Laminations SpA (a) (b)	14,805	60,344
Ferrari NV	28,465	12,419,848
Ferretti SpA	32,899	112,420
Fila SpA	4,681	40,242
Fincantieri SpA (a) (b)	59,925	44,009
FinecoBank Banca Fineco SpA	137,892	2,067,801
GVS SpA (a) (d)	12,903	84,308
Hera SpA	185,002	652,554
Industrie De Nora SpA (b)	9,354	132,441
Infrastrutture Wireless Italiane SpA (d)	80,532	915,842
Intercos SpA	10,868	157,516
Interpump Group SpA	17,211	839,986
Intesa Sanpaolo SpA	3,435,146	12,476,587
Iren SpA	140,495	287,385
Italgas SpA	109,849	640,639
Iveco Group NV (a)	54,778	816,411
Juventus Football Club SpA (a) (b)	13,996	34,275
Leonardo SpA	90,324	2,270,962
Lottomatica Group SpA (a)	19,888	238,632
Maire Tecnimont SpA	31,169	244,558
MARR SpA	7,511	95,558
Mediobanca Banca di Credito Finanziario SpA	116,345	1,735,262
MFE-MediaForEurope NV Class A	50,314	130,686
MFE-MediaForEurope NV Class B	8,026	27,877
Moncler SpA	46,512	3,475,116
Nexi SpA (a) (d)	140,573	891,784
OVS SpA (b) (d)	29,909	78,687
Pharmanutra SpA	582	35,828
Piaggio & C SpA	24,484	77,530
Pirelli & C SpA (d)	95,706	586,685
Poste Italiane SpA (d)	110,112	1,380,078
Prysmian SpA	59,325	3,100,395
RAI Way SpA (d)	11,872	66,545
Recordati Industria Chimica e Farmaceutica SpA	24,629	1,362,949
Reply SpA	4,814	682,125
SAES Getters SpA	2,653	102,003
Safilo Group SpA (a) (b)	36,831	47,813
Saipem SpA (a)	270,382	660,532
Salcef Group SpA	3,946	97,592
Salvatore Ferragamo SpA (b)	11,696	142,359
Sanlorenzo SpA	2,587	117,765
Security Description	Shares	Value
Saras SpA	89,482	$171,247
Seco SpA (a) (b)	5,196	20,427
Sesa SpA	1,926	213,208
Snam SpA	455,368	2,152,105
SOL SpA	7,183	257,166
Spaxs SpA (a)	8,543	44,841
Tamburi Investment Partners SpA	17,060	183,327
Technogym SpA (d)	31,825	316,213
Technoprobe SpA (a) (b)	31,667	287,967
Telecom Italia SpA (a) (b)	2,100,079	510,546
Terna - Rete Elettrica Nazionale	317,727	2,628,492
Tinexta SpA	5,449	111,872
Tod's SpA (a)	3,016	140,063
UniCredit SpA	388,593	14,762,258
Unipol Gruppo SpA	89,111	747,399
Webuild SpA (b)	87,632	212,189
Wiit SpA (b)	1,415	27,599
Zignago Vetro SpA	8,068	115,540
		115,284,003
JAPAN — 15.7%
77 Bank Ltd.	13,700	364,350
Abalance Corp. (b)	2,100	35,841
ABC-Mart, Inc.	20,700	392,062
Acom Co. Ltd.	105,300	279,418
Activia Properties, Inc. REIT	155	421,438
Adastria Co. Ltd.	7,500	190,046
ADEKA Corp.	16,800	353,217
Advance Logistics Investment Corp. REIT	131	104,994
Advance Residence Investment Corp. REIT	323	714,956
Advantest Corp.	173,000	7,652,945
Aeon Co. Ltd.	147,700	3,497,683
Aeon Delight Co. Ltd.	3,300	76,534
AEON Financial Service Co. Ltd.	30,600	278,310
Aeon Hokkaido Corp.	3,200	19,812
Aeon Mall Co. Ltd.	21,600	254,328
AEON REIT Investment Corp.	419	384,823
AGC, Inc.	43,400	1,572,029
Ai Holdings Corp.	7,300	117,113
Aica Kogyo Co. Ltd.	11,900	290,296
Aichi Corp.	11,000	77,842
Aichi Financial Group, Inc.	6,400	111,343
Aida Engineering Ltd. (b)	8,700	50,874
Aiful Corp.	60,800	182,386
Ain Holdings, Inc.	5,700	205,071
Air Water, Inc.	42,000	655,066
Airtrip Corp. (b)	3,000	32,290
Aisin Corp.	33,300	1,354,707
Ajinomoto Co., Inc.	106,000	3,944,577
Alfresa Holdings Corp.	41,200	596,991
Alpen Co. Ltd. (b)	6,500	86,197
Alps Alpine Co. Ltd. (b)	43,200	338,390

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Amada Co. Ltd. (b)	81,600	$929,791
Amano Corp.	12,100	307,967
Amvis Holdings, Inc.	10,600	177,548
ANA Holdings, Inc. (b)	38,400	801,771
Anicom Holdings, Inc.	7,200	27,212
Anritsu Corp.	27,500	222,042
Anycolor, Inc. (a) (b)	3,600	61,703
AOKI Holdings, Inc.	8,500	62,734
Aoyama Trading Co. Ltd.	5,500	60,835
Aozora Bank Ltd. (b)	24,300	393,132
Appier Group, Inc. (a)	16,500	170,075
Arata Corp.	6,200	131,501
ARCLANDS Corp.	16,667	194,482
Arcs Co. Ltd.	8,800	181,413
ARE Holdings, Inc. (b)	15,500	196,534
Argo Graphics, Inc.	2,900	81,341
Ariake Japan Co. Ltd.	2,700	93,660
Artience Co. Ltd.	7,600	147,084
As One Corp.	12,000	209,482
Asahi Group Holdings Ltd.	107,700	3,945,217
Asahi Intecc Co. Ltd.	52,000	907,754
Asahi Kasei Corp.	276,800	2,024,630
Asahi Yukizai Corp.	4,800	166,190
Asics Corp.	36,400	1,709,065
ASKUL Corp. (b)	8,400	122,105
Astellas Pharma, Inc.	408,700	4,388,236
Atom Corp. (a) (b)	21,200	127,610
Autobacs Seven Co. Ltd. (b)	12,200	127,244
Avex, Inc.	6,600	55,776
Awa Bank Ltd.	4,900	89,844
Axial Retailing, Inc.	8,400	56,890
Azbil Corp. (b)	25,700	707,941
AZ-COM MARUWA Holdings, Inc.	12,500	111,748
Bandai Namco Holdings, Inc.	139,900	2,586,410
Bank of Nagoya Ltd.	2,200	94,050
BayCurrent Consulting, Inc.	29,900	585,178
Belc Co. Ltd.	1,500	68,783
Bell System24 Holdings, Inc.	7,200	74,452
Belluna Co. Ltd.	8,800	35,701
Bengo4.com, Inc. (a) (b)	2,500	55,007
Bic Camera, Inc.	20,300	171,821
BIPROGY, Inc.	16,600	491,710
BML, Inc.	3,000	57,643
Bridgestone Corp.	128,900	5,698,701
Brother Industries Ltd.	51,700	956,149
Bunka Shutter Co. Ltd.	10,500	117,734
C Uyemura & Co. Ltd.	2,600	176,088
Calbee, Inc. (b)	17,400	392,275
Canon Electronics, Inc.	2,900	46,869
Canon Marketing Japan, Inc.	11,700	343,861
Canon, Inc. (b)	225,900	6,718,266
Capcom Co. Ltd.	77,400	1,445,257
Casio Computer Co. Ltd. (b)	44,900	386,862
Cawachi Ltd.	5,300	92,381
Cellebrite DI Ltd. (a) (b)	9,577	106,113
Security Description	Shares	Value
Central Glass Co. Ltd.	4,900	$92,176
Central Japan Railway Co.	173,000	4,288,850
Change Holdings, Inc. (b)	6,500	54,802
Chiba Bank Ltd.	114,500	951,361
Chiyoda Corp. (a) (b)	30,000	79,487
Chofu Seisakusho Co. Ltd.	3,100	44,100
Chubu Electric Power Co., Inc.	143,800	1,876,065
Chudenko Corp.	5,700	112,912
Chugai Pharmaceutical Co. Ltd.	151,700	5,779,525
Chugin Financial Group, Inc.	33,900	287,829
Chugoku Electric Power Co., Inc. (b)	62,700	471,457
Chugoku Marine Paints Ltd.	8,400	123,049
CI Takiron Corp.	12,200	54,170
Citizen Watch Co. Ltd. (b)	50,000	328,058
CKD Corp.	11,000	219,135
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	534,744
COLOPL, Inc.	4,900	19,944
Colowide Co. Ltd. (b)	16,000	226,820
Comforia Residential REIT, Inc.	173	373,788
COMSYS Holdings Corp.	25,500	595,441
Comture Corp.	6,200	80,498
Concordia Financial Group Ltd.	244,100	1,224,492
Cosmo Energy Holdings Co. Ltd.	15,400	770,483
Cosmos Pharmaceutical Corp.	4,100	388,341
Cover Corp. (a) (b)	5,200	82,804
CRE Logistics REIT, Inc.	137	136,235
Create Restaurants Holdings, Inc.	31,600	215,267
Create SD Holdings Co. Ltd.	4,000	86,954
Credit Saison Co. Ltd. (b)	34,400	706,206
Curves Holdings Co. Ltd.	4,300	22,616
CyberAgent, Inc.	91,600	664,553
CYBERDYNE, Inc. (a) (b)	11,000	15,263
Cybozu, Inc. (b)	7,400	85,811
Dai Nippon Printing Co. Ltd.	44,800	1,368,169
Daicel Corp.	53,800	529,486
Daido Steel Co. Ltd.	28,000	323,486
Daiei Kankyo Co. Ltd.	8,000	139,760
Daifuku Co. Ltd.	73,100	1,743,156
Daihen Corp.	4,100	254,379
Daiho Corp. (b)	2,700	61,548
Dai-ichi Life Holdings, Inc.	212,400	5,403,152
Daiichi Sankyo Co. Ltd.	417,700	13,242,093
Daiichikosho Co. Ltd.	17,800	224,757
Daiki Aluminium Industry Co. Ltd. (b)	6,500	52,569
Daikin Industries Ltd.	59,200	8,061,793
Daikokutenbussan Co. Ltd.	2,200	140,276
Daio Paper Corp. (b)	35,500	274,439
Daiseki Co. Ltd.	10,660	259,553

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Daishi Hokuetsu Financial Group, Inc. (b)	7,800	$228,828
Daito Trust Construction Co. Ltd.	14,000	1,592,917
Daiwa House Industry Co. Ltd.	134,000	3,972,764
Daiwa House REIT Investment Corp.	564	963,695
Daiwa Industries Ltd.	6,600	69,425
Daiwa Office Investment Corp. REIT	75	291,883
Daiwa Securities Group, Inc.	301,200	2,280,718
Daiwa Securities Living Investments Corp. REIT	502	348,609
Daiwabo Holdings Co. Ltd.	17,700	295,185
DCM Holdings Co. Ltd.	20,900	201,895
Demae-Can Co. Ltd. (a) (b)	9,700	20,894
DeNA Co. Ltd. (b)	12,800	126,313
Denka Co. Ltd.	17,200	267,640
Denso Corp.	427,000	8,139,648
Dentsu Group, Inc.	44,100	1,220,912
Dentsu Soken, Inc.	6,300	205,220
Descente Ltd.	7,200	161,750
Dexerials Corp.	11,600	502,798
DIC Corp.	16,400	312,623
Digital Arts, Inc.	1,700	48,581
Digital Garage, Inc. (b)	9,600	208,054
Dip Corp.	7,800	142,348
Disco Corp.	20,800	7,585,001
DMG Mori Co. Ltd.	27,000	710,212
Doshisha Co. Ltd.	4,900	67,472
Doutor Nichires Holdings Co. Ltd.	6,400	86,816
Dowa Holdings Co. Ltd. (b)	11,400	391,839
DTS Corp.	8,600	224,170
Duskin Co. Ltd.	11,700	249,237
DyDo Group Holdings, Inc.	2,000	36,077
Eagle Industry Co. Ltd.	4,800	57,754
Earth Corp.	6,200	174,106
East Japan Railway Co.	204,900	3,925,518
Ebara Corp.	20,600	1,862,704
EDION Corp.	11,900	119,594
eGuarantee, Inc.	9,200	108,689
Eiken Chemical Co. Ltd. (b)	8,200	106,465
Eisai Co. Ltd.	56,900	2,342,621
Eizo Corp.	3,100	105,283
Elan Corp.	4,000	24,183
Elecom Co. Ltd.	10,000	102,415
Electric Power Development Co. Ltd.	33,900	555,387
EM Systems Co. Ltd.	15,200	71,307
en Japan, Inc. (b)	9,200	161,210
ENEOS Holdings, Inc.	645,400	3,098,961
Enplas Corp.	1,300	62,103
eRex Co. Ltd. (a) (b)	3,000	13,658
ES-Con Japan Ltd.	18,200	121,939
euglena Co. Ltd. (a) (b)	34,800	139,113
Exedy Corp.	6,600	131,917
Security Description	Shares	Value
EXEO Group, Inc.	39,800	$421,549
Ezaki Glico Co. Ltd.	9,400	262,103
Fancl Corp.	16,900	224,671
FANUC Corp.	215,200	6,000,489
Fast Retailing Co. Ltd.	39,500	12,190,987
FCC Co. Ltd.	8,000	116,026
Ferrotec Holdings Corp. (b)	10,200	197,537
Financial Partners Group Co. Ltd.	14,500	203,304
Food & Life Cos. Ltd.	30,900	591,785
FP Corp. (b)	10,000	181,209
FP Partner, Inc.	1,700	72,226
Freee KK (a)	11,800	270,547
Frontier Real Estate Investment Corp. REIT	120	363,144
Fuji Co. Ltd. (b)	12,300	150,027
Fuji Corp.	19,800	348,588
Fuji Electric Co. Ltd.	29,100	1,941,987
Fuji Kyuko Co. Ltd.	4,100	105,788
Fuji Media Holdings, Inc.	10,100	122,058
Fuji Oil Holdings, Inc.	9,500	148,641
Fuji Seal International, Inc.	6,200	81,113
Fuji Soft, Inc.	12,000	474,148
Fujicco Co. Ltd.	4,500	56,434
FUJIFILM Holdings Corp.	250,800	5,614,394
Fujikura Ltd.	57,700	850,183
Fujimi, Inc. (b)	11,200	255,681
Fujimori Kogyo Co. Ltd.	2,700	76,177
Fujio Food Group, Inc. (a)	4,800	44,085
Fujitec Co. Ltd. (b)	16,100	398,710
Fujitsu General Ltd.	15,600	192,906
Fujitsu Ltd.	398,000	6,357,428
Fujiya Co. Ltd.	3,600	59,348
Fukuda Denshi Co. Ltd.	3,400	155,010
Fukui Computer Holdings, Inc.	3,000	51,141
Fukuoka Financial Group, Inc. (b)	37,100	987,405
Fukuoka REIT Corp.	190	216,935
Fukushima Galilei Co. Ltd.	2,400	94,195
Fukuyama Transporting Co. Ltd.	4,200	99,210
FULLCAST Holdings Co. Ltd.	7,200	68,648
Funai Soken Holdings, Inc.	9,400	153,970
Furukawa Co. Ltd.	5,200	62,326
Furukawa Electric Co. Ltd.	16,900	355,431
Fuso Chemical Co. Ltd. (b)	3,100	94,119
Future Corp.	8,700	95,597
Fuyo General Lease Co. Ltd.	3,600	319,456
G-7 Holdings, Inc.	8,400	79,368
Genky DrugStores Co. Ltd.	3,300	142,165
Geo Holdings Corp. (b)	5,700	71,445
Giken Ltd.	2,200	30,090
Global One Real Estate Investment Corp. REIT	218	156,717
GLOBERIDE, Inc. (b)	4,700	62,358
Glory Ltd.	9,800	184,351

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
GLP J-Reit	1,029	$862,118
GMO Financial Gate, Inc.	800	46,992
GMO Financial Holdings, Inc.	5,300	27,560
GMO internet group, Inc.	14,300	258,231
GMO Payment Gateway, Inc.	9,000	578,909
GNI Group Ltd. (a)	10,100	200,539
Godo Steel Ltd.	1,900	71,684
Goldcrest Co. Ltd.	3,600	60,204
Goldwin, Inc. (b)	4,400	279,214
Gree, Inc. (b)	15,200	48,308
GS Yuasa Corp. (b)	17,400	360,773
G-Tekt Corp.	3,300	46,095
GungHo Online Entertainment, Inc.	7,200	115,009
Gunma Bank Ltd.	76,900	434,943
Gunze Ltd.	3,200	114,599
H.U. Group Holdings, Inc. (b)	13,300	216,577
H2O Retailing Corp.	28,600	364,905
Hachijuni Bank Ltd.	91,100	613,072
Hakuhodo DY Holdings, Inc.	49,800	447,507
Hakuto Co. Ltd.	1,900	69,801
Halows Co. Ltd.	1,500	44,253
Hamakyorex Co. Ltd.	2,200	55,674
Hamamatsu Photonics KK	30,800	1,081,444
Hankyu Hanshin Holdings, Inc.	51,700	1,479,827
Hankyu Hanshin REIT, Inc.	94	87,202
Hanwa Co. Ltd.	7,600	295,775
Harmonic Drive Systems, Inc. (b)	11,300	299,402
Haseko Corp.	58,200	717,766
Hazama Ando Corp.	38,400	298,381
Heiwa Corp.	14,200	185,774
Heiwa Real Estate Co. Ltd.	5,200	136,060
Heiwa Real Estate REIT, Inc.	267	250,690
Heiwado Co. Ltd.	6,200	82,833
Hiday Hidaka Corp.	3,500	61,908
Hikari Tsushin, Inc.	4,600	861,066
Hino Motors Ltd. (a)	62,100	207,253
Hioki EE Corp. (b)	2,100	99,349
Hirata Corp. (b)	2,600	133,483
Hirogin Holdings, Inc.	54,100	387,131
Hirose Electric Co. Ltd.	7,000	716,905
HIS Co. Ltd. (a) (b)	9,300	116,937
Hisamitsu Pharmaceutical Co., Inc.	12,200	315,429
Hitachi Construction Machinery Co. Ltd.	24,100	724,218
Hitachi Ltd.	209,400	19,031,332
Hitachi Zosen Corp.	36,800	320,476
Hogy Medical Co. Ltd.	6,600	162,225
Hokkaido Electric Power Co., Inc.	31,100	169,386
Hokkoku Financial Holdings, Inc. (b)	3,200	105,084
Hokuetsu Corp. (b)	24,400	298,581
Hokuhoku Financial Group, Inc.	54,100	682,751
Security Description	Shares	Value
Hokuriku Electric Power Co. (b)	36,300	$192,095
Hokuto Corp. (b)	6,300	76,177
Honda Motor Co. Ltd.	1,043,100	12,843,615
Horiba Ltd.	7,700	795,464
Hoshino Resorts REIT, Inc.	66	252,060
Hoshizaki Corp.	23,600	858,111
Hosiden Corp.	7,100	90,025
House Foods Group, Inc.	13,400	272,347
Hoya Corp.	79,300	9,868,945
Hulic Co. Ltd.	89,200	913,542
Hulic Reit, Inc.	309	314,012
Hyakugo Bank Ltd.	58,100	245,306
Ibiden Co. Ltd. (b)	24,700	1,099,337
Ichibanya Co. Ltd.	20,500	162,001
Ichigo Office REIT Investment Corp.	183	99,272
Ichigo, Inc.	57,100	164,496
Idec Corp.	6,100	107,414
Idemitsu Kosan Co. Ltd.	227,885	1,555,421
IDOM, Inc.	21,200	146,241
IHI Corp. (b)	33,200	884,704
Iida Group Holdings Co. Ltd. (b)	35,800	461,619
Iino Kaiun Kaisha Ltd.	10,500	87,208
I'll, Inc.	1,900	37,788
Inaba Denki Sangyo Co. Ltd.	10,200	235,885
Inabata & Co. Ltd.	7,900	165,992
Inageya Co. Ltd.	2,600	23,982
Industrial & Infrastructure Fund Investment Corp. REIT	541	490,795
Infocom Corp.	2,800	49,305
Infomart Corp.	36,200	98,307
INFRONEER Holdings, Inc.	48,680	465,748
Inpex Corp.	219,200	3,330,473
Insource Co. Ltd.	6,400	38,312
Internet Initiative Japan, Inc.	29,200	543,792
Invincible Investment Corp. REIT	1,518	681,041
Iriso Electronics Co. Ltd.	4,100	81,813
Isetan Mitsukoshi Holdings Ltd. (b)	74,700	1,209,257
Ispace, Inc. (a) (b)	7,200	40,437
Isuzu Motors Ltd.	131,700	1,774,332
Ito En Ltd.	11,400	278,550
ITOCHU Corp. (b)	268,400	11,463,462
Itochu Enex Co. Ltd.	11,400	117,280
Itochu-Shokuhin Co. Ltd.	800	37,953
Itoham Yonekyu Holdings, Inc.	4,500	118,042
Iwatani Corp.	9,500	511,140
Iyogin Holdings, Inc.	53,100	409,447
Izumi Co. Ltd.	7,000	160,263
J Front Retailing Co. Ltd.	52,600	582,842
J Trust Co. Ltd.	15,900	46,226
JAC Recruitment Co. Ltd.	33,200	172,641
Jaccs Co. Ltd.	4,500	162,939
JAFCO Group Co. Ltd. (b)	10,800	133,265

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Japan Airlines Co. Ltd.	30,300	$574,788
Japan Airport Terminal Co. Ltd.	14,700	579,763
Japan Aviation Electronics Industry Ltd. (b)	11,800	192,892
Japan Elevator Service Holdings Co. Ltd.	14,200	231,373
Japan Excellent, Inc. REIT	252	216,459
Japan Exchange Group, Inc.	112,500	3,036,523
Japan Hotel REIT Investment Corp.	1,139	596,800
Japan Lifeline Co. Ltd.	15,700	125,002
Japan Logistics Fund, Inc. REIT	230	418,831
Japan Material Co. Ltd.	14,200	225,744
Japan Metropolitan Fund Invest REIT	1,655	1,031,197
Japan Petroleum Exploration Co. Ltd. (b)	6,700	302,805
Japan Post Bank Co. Ltd.	326,800	3,508,870
Japan Post Holdings Co. Ltd.	482,200	4,850,834
Japan Post Insurance Co. Ltd.	42,100	803,779
Japan Prime Realty Investment Corp. REIT	210	465,526
Japan Pulp & Paper Co. Ltd.	2,000	68,321
Japan Real Estate Investment Corp. REIT (b)	304	1,082,665
Japan Securities Finance Co. Ltd.	22,000	242,030
Japan Steel Works Ltd.	16,400	364,420
Japan Tobacco, Inc.	271,000	7,212,581
Japan Wool Textile Co. Ltd.	10,200	97,926
JCR Pharmaceuticals Co. Ltd. (b)	15,400	87,102
JCU Corp.	3,500	88,688
Jeol Ltd. (b)	9,500	391,437
JFE Holdings, Inc.	127,500	2,104,852
JGC Holdings Corp.	46,600	455,701
JINS Holdings, Inc. (b)	4,500	127,110
JMDC, Inc. (a)	6,900	166,453
J-Oil Mills, Inc. (b)	3,600	46,027
Joshin Denki Co. Ltd.	3,500	53,213
Joyful Honda Co. Ltd.	11,600	166,705
JSR Corp. (a)	41,500	1,187,320
JTEKT Corp.	43,700	411,027
JTOWER, Inc. (a)	1,800	47,692
Juroku Financial Group, Inc.	8,300	257,207
Justsystems Corp.	7,200	126,022
JVCKenwood Corp.	33,700	206,638
Kadokawa Corp. (b)	21,100	369,454
Kaga Electronics Co. Ltd.	3,500	148,237
Kagome Co. Ltd.	16,300	394,401
Kajima Corp.	95,500	1,952,972
Kakaku.com, Inc.	27,000	326,919
Kaken Pharmaceutical Co. Ltd. (b)	5,700	128,654
Kameda Seika Co. Ltd. (b)	1,600	44,878
Kamigumi Co. Ltd.	20,200	443,787
Security Description	Shares	Value
Kanamoto Co. Ltd.	4,700	$83,786
Kandenko Co. Ltd.	27,300	310,799
Kaneka Corp.	10,500	260,514
Kanematsu Corp.	15,600	265,420
Kansai Electric Power Co., Inc.	159,000	2,257,696
Kansai Paint Co. Ltd. (b)	41,500	591,878
Kanto Denka Kogyo Co. Ltd.	9,100	60,428
Kao Corp.	105,200	3,931,489
Kappa Create Co. Ltd. (a) (b)	7,600	80,798
Kasumigaseki Capital Co. Ltd.	1,000	112,657
Katakura Industries Co. Ltd.	5,600	70,932
Katitas Co. Ltd. (b)	9,300	120,993
Kato Sangyo Co. Ltd.	4,900	146,665
Kawasaki Heavy Industries Ltd. (b)	33,400	1,093,508
Kawasaki Kisen Kaisha Ltd. (b)	119,100	1,599,463
KDDI Corp.	338,000	9,978,420
KDX Realty Investment Corp. REIT	936	995,093
KeePer Technical Laboratory Co. Ltd. (b)	4,900	160,587
Keihan Holdings Co. Ltd. (b)	22,600	500,248
Keihanshin Building Co. Ltd.	6,200	62,883
Keikyu Corp.	47,600	436,859
Keio Corp.	22,900	626,574
Keisei Electric Railway Co. Ltd.	30,800	1,248,321
Keiyo Bank Ltd.	20,200	100,770
Kewpie Corp.	21,400	396,553
Keyence Corp.	43,900	20,330,708
KFC Holdings Japan Ltd. (b)	1,700	49,143
KH Neochem Co. Ltd.	5,100	77,000
Kikkoman Corp.	153,000	1,957,171
Kinden Corp.	27,800	482,911
Kintetsu Department Store Co. Ltd.	5,900	92,236
Kintetsu Group Holdings Co. Ltd. (b)	40,900	1,189,071
Kirin Holdings Co. Ltd.	175,400	2,436,095
Kisoji Co. Ltd.	6,300	107,147
Kissei Pharmaceutical Co. Ltd.	5,900	137,808
Ki-Star Real Estate Co. Ltd. (b)	2,300	56,761
Kitz Corp.	13,700	122,566
Kiyo Bank Ltd.	12,500	153,044
Koa Corp. (b)	4,200	40,655
Kobayashi Pharmaceutical Co. Ltd.	10,400	337,058
Kobe Bussan Co. Ltd.	34,900	855,061
Kobe Steel Ltd. (b)	90,400	1,220,903
Koei Tecmo Holdings Co. Ltd. (b)	25,320	269,102
Kohnan Shoji Co. Ltd.	5,100	146,923
Koito Manufacturing Co. Ltd.	42,800	575,493
Kokuyo Co. Ltd.	18,800	306,636

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Komatsu Ltd.	208,900	$6,160,235
KOMEDA Holdings Co. Ltd.	10,000	178,004
Komeri Co. Ltd.	5,500	125,194
Konami Group Corp.	22,200	1,506,452
Konica Minolta, Inc.	97,700	318,706
Konishi Co. Ltd. (b)	10,400	105,343
Konoike Transport Co. Ltd.	4,700	65,650
Kosaido Holdings Co. Ltd. (b)	16,500	71,410
Kose Corp.	7,100	379,430
Koshidaka Holdings Co. Ltd. (b)	10,700	66,104
Kotobuki Spirits Co. Ltd.	22,000	275,609
Krosaki Harima Corp.	4,000	92,636
K's Holdings Corp. (b)	30,200	259,407
Kubota Corp.	225,900	3,532,276
Kumagai Gumi Co. Ltd.	7,000	190,327
Kumiai Chemical Industry Co. Ltd.	12,100	65,959
Kura Sushi, Inc.	3,100	95,656
Kuraray Co. Ltd.	59,500	635,120
Kureha Corp.	7,200	129,590
Kurita Water Industries Ltd.	23,100	954,557
Kusuri No. Aoki Holdings Co. Ltd.	9,000	185,417
KYB Corp.	2,700	91,341
Kyocera Corp.	289,900	3,856,841
Kyoei Steel Ltd.	3,100	48,237
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	97,992
Kyorin Pharmaceutical Co. Ltd.	6,100	73,235
Kyoritsu Maintenance Co. Ltd. (b)	12,600	288,057
Kyoto Financial Group, Inc.	55,200	992,612
Kyowa Kirin Co. Ltd.	58,300	1,045,852
Kyudenko Corp.	8,700	359,911
Kyushu Electric Power Co., Inc.	96,700	865,760
Kyushu Financial Group, Inc.	69,300	510,323
Kyushu Railway Co.	30,200	688,028
LaSalle Logiport REIT	496	507,978
Lasertec Corp.	17,000	4,822,161
Lawson, Inc.	10,200	696,534
Leopalace21 Corp. (b)	38,400	128,892
Life Corp.	4,600	117,777
LIFENET INSURANCE Co. (a) (b)	23,500	229,496
Link & Motivation, Inc.	5,700	20,413
Lintec Corp.	8,700	178,777
Lion Corp.	51,900	463,635
LITALICO, Inc.	3,800	52,627
Lixil Corp.	64,100	788,200
LY Corp.	603,500	1,525,249
M&A Capital Partners Co. Ltd. (b)	3,100	45,739
M&A Research Institute Holdings, Inc. (a)	15,300	681,370
Security Description	Shares	Value
M3, Inc.	103,300	$1,480,443
Mabuchi Motor Co. Ltd.	20,200	367,109
Macnica Holdings, Inc.	9,300	453,248
Maeda Kosen Co. Ltd. (b)	5,700	136,338
Makino Milling Machine Co. Ltd.	4,600	190,571
Makita Corp.	49,300	1,392,563
Management Solutions Co. Ltd.	1,800	25,119
Mandom Corp.	3,500	30,827
Mani, Inc.	16,200	211,190
Marubeni Corp.	323,400	5,578,220
Maruha Nichiro Corp.	6,800	132,837
Marui Group Co. Ltd. (b)	39,800	636,532
Maruichi Steel Tube Ltd.	12,700	337,839
MARUKA FURUSATO Corp.	4,600	66,958
Maruwa Co. Ltd.	2,500	521,160
Maruzen Showa Unyu Co. Ltd.	2,600	79,540
Matsuda Sangyo Co. Ltd.	1,700	27,531
Matsui Securities Co. Ltd. (b)	30,700	167,349
MatsukiyoCocokara & Co.	81,120	1,299,517
Matsuyafoods Holdings Co. Ltd.	2,200	81,840
Max Co. Ltd.	4,200	88,249
Maxell Ltd.	6,800	71,080
Maxvalu Tokai Co. Ltd.	1,400	28,491
Mazda Motor Corp.	128,400	1,494,444
McDonald's Holdings Co. Japan Ltd.	19,900	894,116
MCJ Co. Ltd.	10,000	88,473
Mebuki Financial Group, Inc.	200,600	657,290
Medipal Holdings Corp.	41,400	632,168
Medley, Inc. (a)	4,300	127,143
Megachips Corp.	1,800	45,789
Megmilk Snow Brand Co. Ltd.	9,900	175,570
Meidensha Corp.	5,900	110,792
MEIJI Holdings Co. Ltd.	50,900	1,109,848
Meiko Electronics Co. Ltd.	4,700	165,833
MEITEC Group Holdings, Inc.	13,300	256,562
Melco Holdings, Inc.	1,400	33,486
Menicon Co. Ltd.	11,500	117,815
Mercari, Inc. (a)	23,100	294,350
METAWATER Co. Ltd.	4,200	61,635
Micronics Japan Co. Ltd.	8,600	468,796
Mie Kotsu Group Holdings, Inc.	19,400	78,705
Milbon Co. Ltd.	6,100	128,010
Mimasu Semiconductor Industry Co. Ltd. (b)	4,300	86,940
Minebea Mitsumi, Inc.	82,000	1,598,877
Mirai Corp. REIT	431	130,856
Mirai Industry Co. Ltd. (b)	2,000	57,617
Mirait One Corp.	19,000	233,695
MISUMI Group, Inc.	65,600	910,888
Mitani Sekisan Co. Ltd.	4,200	166,507
Mitsubishi Chemical Group Corp.	289,100	1,756,052

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Mitsubishi Corp.	779,100	$17,929,930
Mitsubishi Electric Corp.	436,400	7,270,690
Mitsubishi Estate Co. Ltd.	254,200	4,610,519
Mitsubishi Estate Logistics REIT Investment Corp.	116	295,087
Mitsubishi Gas Chemical Co., Inc.	35,100	586,991
Mitsubishi HC Capital, Inc.	182,230	1,267,284
Mitsubishi Heavy Industries Ltd.	718,000	6,475,734
Mitsubishi Logisnext Co. Ltd.	7,200	87,059
Mitsubishi Logistics Corp.	10,700	345,720
Mitsubishi Materials Corp.	27,000	506,657
Mitsubishi Motors Corp. (b)	137,200	449,190
Mitsubishi Pencil Co. Ltd.	5,800	96,842
Mitsubishi Research Institute, Inc.	1,100	35,941
Mitsubishi Shokuhin Co. Ltd.	3,700	135,683
Mitsubishi UFJ Financial Group, Inc.	2,565,200	26,017,259
Mitsuboshi Belting Ltd. (b)	4,200	128,627
Mitsui & Co. Ltd.	292,300	13,602,490
Mitsui Chemicals, Inc. (b)	36,900	1,079,120
Mitsui DM Sugar Holdings Co. Ltd.	2,500	51,373
Mitsui Fudosan Co. Ltd.	599,700	6,433,070
Mitsui Fudosan Logistics Park, Inc. REIT	135	405,861
Mitsui High-Tec, Inc.	4,300	243,433
Mitsui Mining & Smelting Co. Ltd.	11,600	354,028
Mitsui OSK Lines Ltd. (b)	77,100	2,349,501
Mitsui-Soko Holdings Co. Ltd.	7,100	218,848
Mitsuuroko Group Holdings Co. Ltd.	3,800	35,403
Miura Co. Ltd.	18,800	363,156
MIXI, Inc.	7,200	124,262
Mizuho Financial Group, Inc.	544,720	10,754,391
Mizuho Leasing Co. Ltd.	29,500	216,945
Mizuno Corp.	3,400	141,531
Mochida Pharmaceutical Co. Ltd.	3,500	73,887
Modec, Inc.	2,400	48,287
Monex Group, Inc. (b)	37,700	222,695
Money Forward, Inc. (a)	10,300	457,679
Monogatari Corp.	8,200	251,399
MonotaRO Co. Ltd.	60,300	723,146
Mori Hills REIT Investment Corp.	383	348,722
Mori Trust Reit, Inc. (b)	646	311,166
Morinaga & Co. Ltd.	14,600	250,239
Morinaga Milk Industry Co. Ltd.	16,600	339,250
Morita Holdings Corp.	4,400	47,534
MOS Food Services, Inc. (b)	5,200	117,850
MS&AD Insurance Group Holdings, Inc.	290,400	5,112,629
Security Description	Shares	Value
Murata Manufacturing Co. Ltd.	389,200	$7,289,223
Musashi Seimitsu Industry Co. Ltd.	10,800	120,099
Musashino Bank Ltd.	4,100	79,158
Nabtesco Corp.	23,100	386,081
Nachi-Fujikoshi Corp. (b)	2,300	52,506
Nafco Co. Ltd.	2,000	34,094
Nagaileben Co. Ltd.	6,300	98,697
Nagase & Co. Ltd.	17,400	291,734
Nagawa Co. Ltd.	1,600	80,346
Nagoya Railroad Co. Ltd.	39,200	546,901
Nakanishi, Inc.	13,100	204,967
Namura Shipbuilding Co. Ltd. (b)	10,000	132,148
Nankai Electric Railway Co. Ltd.	20,900	428,647
Nanto Bank Ltd.	3,100	62,473
NEC Corp.	55,000	4,002,940
NEC Networks & System Integration Corp.	14,100	233,471
NET One Systems Co. Ltd.	16,700	293,625
Nexon Co. Ltd.	93,800	1,555,638
Nextage Co. Ltd.	8,200	155,391
NGK Insulators Ltd.	57,400	770,289
NH Foods Ltd. (b)	18,600	621,987
NHK Spring Co. Ltd.	42,200	417,971
Nichias Corp.	12,200	325,263
Nichicon Corp.	5,100	42,931
Nichiden Corp. (b)	3,800	66,562
Nichiha Corp.	5,200	117,163
Nichirei Corp.	24,600	661,223
NIDEC Corp.	94,300	3,878,048
Nifco, Inc.	16,500	412,977
Nihon Kohden Corp.	17,200	455,613
Nihon M&A Center Holdings, Inc.	67,400	427,482
Nihon Parkerizing Co. Ltd.	18,600	149,321
Nikkiso Co. Ltd.	9,900	80,720
Nikkon Holdings Co. Ltd.	11,400	219,458
Nikon Corp. (b)	64,500	649,922
Nintendo Co. Ltd.	234,600	12,802,282
Nippn Corp.	8,800	134,897
Nippon Accommodations Fund, Inc. REIT	122	526,387
Nippon Building Fund, Inc. REIT	353	1,411,114
Nippon Carbon Co. Ltd.	1,200	41,944
Nippon Ceramic Co. Ltd.	2,800	50,008
Nippon Densetsu Kogyo Co. Ltd.	7,600	104,852
Nippon Electric Glass Co. Ltd.	19,600	500,020
NIPPON EXPRESS HOLDINGS, Inc.	15,700	799,705
Nippon Gas Co. Ltd.	22,400	375,418
Nippon Kanzai Holdings Co. Ltd.	4,000	67,158
Nippon Kayaku Co. Ltd.	26,800	229,052

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Nippon Light Metal Holdings Co. Ltd.	14,500	$171,496
Nippon Paint Holdings Co. Ltd.	217,900	1,561,416
Nippon Paper Industries Co. Ltd.	23,100	178,426
Nippon Parking Development Co. Ltd.	44,800	59,795
Nippon Pillar Packing Co. Ltd.	9,400	380,112
Nippon Prologis REIT, Inc.	528	940,558
NIPPON REIT Investment Corp.	97	227,206
Nippon Road Co. Ltd.	6,000	74,492
Nippon Sanso Holdings Corp.	38,900	1,214,974
Nippon Seiki Co. Ltd.	9,900	99,886
Nippon Shinyaku Co. Ltd.	10,500	311,299
Nippon Shokubai Co. Ltd.	25,600	249,581
Nippon Signal Company Ltd.	6,300	42,751
Nippon Soda Co. Ltd.	4,700	187,571
Nippon Steel Corp. (b)	193,100	4,630,215
Nippon Telegraph & Telephone Corp.	7,118,500	8,466,286
Nippon Television Holdings, Inc.	11,400	166,430
Nippon Yusen KK (b)	105,300	2,887,410
Nipro Corp. (b)	27,000	213,902
Nishimatsu Construction Co. Ltd. (b)	6,200	177,997
Nishimatsuya Chain Co. Ltd.	9,000	143,137
Nishi-Nippon Financial Holdings, Inc.	26,800	334,502
Nishi-Nippon Railroad Co. Ltd.	15,700	255,399
Nishio Holdings Co. Ltd.	2,900	73,963
Nissan Chemical Corp.	28,600	1,079,976
Nissan Motor Co. Ltd. (b)	538,900	2,126,473
Nissan Shatai Co. Ltd.	13,600	93,366
Nissha Co. Ltd.	8,200	81,434
Nisshin Oillio Group Ltd.	5,500	184,248
Nisshin Seifun Group, Inc.	45,300	623,176
Nisshinbo Holdings, Inc.	27,200	218,092
Nissin Foods Holdings Co. Ltd. (b)	45,300	1,248,148
Nissui Corp.	57,500	359,981
Niterra Co. Ltd. (b)	36,800	1,217,467
Nitori Holdings Co. Ltd.	18,200	2,744,220
Nitta Corp. (b)	3,000	78,298
Nittetsu Mining Co. Ltd.	1,600	51,485
Nitto Boseki Co. Ltd. (b)	6,800	261,945
Nitto Denko Corp.	32,200	2,930,754
Nitto Kogyo Corp. (b)	5,500	150,996
Noevir Holdings Co. Ltd.	2,300	78,873
NOF Corp.	41,400	564,875
Nohmi Bosai Ltd.	1,800	26,843
Nojima Corp.	10,800	120,099
NOK Corp.	19,500	266,837
Nomura Co. Ltd.	11,200	66,751
Nomura Holdings, Inc.	674,000	4,293,969
Security Description	Shares	Value
Nomura Micro Science Co. Ltd.	4,400	$153,794
Nomura Real Estate Holdings, Inc.	25,400	715,453
Nomura Real Estate Master Fund, Inc. REIT	997	985,505
Nomura Research Institute Ltd.	87,200	2,452,743
Noritake Co. Ltd.	6,600	183,158
Noritsu Koki Co. Ltd.	2,100	44,055
Noritz Corp.	6,800	77,730
North Pacific Bank Ltd.	161,100	468,360
NS Solutions Corp.	6,800	221,283
NS United Kaiun Kaisha Ltd.	1,400	43,616
NSD Co. Ltd.	16,000	308,487
NSK Ltd.	78,900	448,653
NTN Corp. (b)	90,000	186,845
NTT Data Group Corp.	140,200	2,218,170
NTT UD REIT Investment Corp.	365	297,364
Nxera Pharma Co. Ltd. (a)	13,900	148,878
Obara Group, Inc. (b)	1,300	32,598
Obayashi Corp.	146,600	1,737,270
OBIC Business Consultants Co. Ltd.	6,800	318,332
Obic Co. Ltd.	15,700	2,366,748
Odakyu Electric Railway Co. Ltd.	67,700	931,101
Ogaki Kyoritsu Bank Ltd.	5,100	73,461
Ohsho Food Service Corp.	1,900	96,918
Oiles Corp.	4,900	71,778
Oisix ra daichi, Inc. (a) (b)	5,100	43,437
Oji Holdings Corp. (b)	250,300	1,037,948
Okamoto Industries, Inc.	1,900	61,703
Okamura Corp.	11,300	166,052
Okasan Securities Group, Inc. (b)	44,000	234,035
Oki Electric Industry Co. Ltd.	29,500	224,547
Okinawa Cellular Telephone Co.	4,800	113,066
Okinawa Electric Power Co., Inc. (b)	19,635	148,678
Okinawa Financial Group, Inc.	2,300	39,512
OKUMA Corp.	5,500	260,346
Okumura Corp.	6,300	208,966
Olympus Corp.	271,600	3,900,509
Omron Corp.	39,600	1,410,838
One REIT, Inc. (b)	58	101,403
Ono Pharmaceutical Co. Ltd.	85,900	1,405,889
Onward Holdings Co. Ltd.	36,300	128,319
Open House Group Co. Ltd.	16,900	545,262
Open Up Group, Inc. (b)	10,803	146,329
Optex Group Co. Ltd.	4,700	61,085
Optorun Co. Ltd.	5,700	77,208
Oracle Corp.	9,200	689,643
Organo Corp.	6,000	296,145
Orient Corp. (b)	17,800	125,727

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Oriental Land Co. Ltd.	246,400	$7,874,966
ORIX Corp.	264,900	5,772,508
Orix JREIT, Inc.	620	674,300
Osaka Gas Co. Ltd.	84,000	1,885,969
Osaka Organic Chemical Industry Ltd. (b)	2,800	58,832
Osaka Soda Co. Ltd. (b)	2,700	170,908
OSAKA Titanium Technologies Co. Ltd. (b)	5,100	87,817
OSG Corp.	18,600	266,627
Otsuka Corp.	49,800	1,053,288
Otsuka Holdings Co. Ltd.	93,700	3,882,472
Pacific Industrial Co. Ltd.	8,700	96,172
PAL GROUP Holdings Co. Ltd.	8,800	149,608
PALTAC Corp.	6,400	169,615
Pan Pacific International Holdings Corp.	86,100	2,278,440
Panasonic Holdings Corp.	494,900	4,703,913
Paramount Bed Holdings Co. Ltd.	10,400	176,122
Park24 Co. Ltd. (a)	25,800	303,439
Pasona Group, Inc.	4,800	87,947
Penta-Ocean Construction Co. Ltd.	65,800	329,598
PeptiDream, Inc. (a)	25,000	233,325
Persol Holdings Co. Ltd.	422,000	588,896
PHC Holdings Corp. (b)	12,900	104,925
Pigeon Corp.	24,000	231,048
Pilot Corp.	5,300	137,416
Piolax, Inc. (b)	4,300	75,121
PKSHA Technology, Inc. (a) (b)	3,100	110,608
Plus Alpha Consulting Co. Ltd.	8,100	129,305
Pola Orbis Holdings, Inc.	19,800	189,307
Pressance Corp. (b)	4,800	56,041
Prestige International, Inc. (b)	14,500	65,149
Prima Meat Packers Ltd.	3,400	50,884
Raito Kogyo Co. Ltd.	9,300	123,635
Raiznext Corp.	6,900	94,647
Raksul, Inc. (a) (b)	10,400	74,008
Rakus Co. Ltd. (b)	21,500	290,015
Rakuten Bank Ltd. (a)	21,700	432,294
Rakuten Group, Inc. (a)	339,400	1,919,630
Raysum Co. Ltd.	2,300	52,202
Recruit Holdings Co. Ltd.	325,500	14,257,091
Relo Group, Inc.	20,900	169,650
Renesas Electronics Corp.	331,700	5,882,473
Rengo Co. Ltd.	42,800	325,924
RENOVA, Inc. (a) (b)	6,200	50,675
Resona Holdings, Inc.	479,102	2,950,365
Resonac Holdings Corp. (b)	38,800	898,826
Resorttrust, Inc.	15,100	258,160
Restar Corp.	4,300	85,804
Retail Partners Co. Ltd.	8,600	105,295
Ricoh Co. Ltd.	121,100	1,073,413
Ricoh Leasing Co. Ltd.	2,100	72,986
Riken Keiki Co. Ltd.	7,400	185,801
Security Description	Shares	Value
Riken Vitamin Co. Ltd.	4,400	$72,943
Ringer Hut Co. Ltd.	4,000	60,920
Rinnai Corp.	23,700	542,605
Riso Kagaku Corp.	2,900	58,826
Rohm Co. Ltd.	72,000	1,149,136
Rohto Pharmaceutical Co. Ltd.	45,700	885,193
Roland Corp.	4,400	133,734
Rorze Corp.	2,300	323,090
Round One Corp.	42,200	218,048
Royal Holdings Co. Ltd.	19,200	313,477
RS Technologies Co. Ltd.	1,600	31,874
Ryobi Ltd.	4,600	91,000
Ryohin Keikaku Co. Ltd.	57,100	932,268
Ryosan Co. Ltd. (b)	2,800	91,024
Ryoyo Electro Corp. (b)	4,900	128,372
S Foods, Inc.	2,700	59,943
Saibu Gas Holdings Co. Ltd.	2,400	30,019
Saizeriya Co. Ltd.	7,500	255,707
Sakai Moving Service Co. Ltd.	2,400	40,263
Sakata INX Corp.	6,900	71,578
Sakata Seed Corp.	6,100	149,331
Sakura Internet, Inc. (b)	3,900	156,933
SAMTY Co. Ltd.	4,100	74,797
Samty Residential Investment Corp. REIT	129	91,202
San-A Co. Ltd.	4,500	139,152
San-Ai Obbli Co. Ltd.	7,300	99,169
SanBio Co. Ltd. (a) (b)	6,400	17,803
Sangetsu Corp.	11,700	255,113
San-In Godo Bank Ltd.	28,800	225,498
Sanken Electric Co. Ltd. (b)	8,100	352,805
Sanki Engineering Co. Ltd.	7,100	98,564
Sankyo Co. Ltd.	44,000	480,135
Sankyu, Inc.	10,000	343,189
Sanrio Co. Ltd.	38,100	730,054
Sansan, Inc. (a)	13,800	157,928
Santen Pharmaceutical Co. Ltd.	76,100	747,449
Sanwa Holdings Corp.	47,600	828,113
Sanyo Chemical Industries Ltd.	1,300	36,205
Sanyo Denki Co. Ltd.	2,000	93,165
Sanyo Special Steel Co. Ltd.	8,000	117,612
Sapporo Holdings Ltd.	15,400	613,069
Sato Holdings Corp.	2,600	39,633
Sawai Group Holdings Co. Ltd.	7,900	308,598
SB Technology Corp.	1,400	19,269
SBI Holdings, Inc.	56,000	1,463,411
SBI Sumishin Net Bank Ltd. (b)	16,400	238,504
SBS Holdings, Inc.	3,300	56,299
SCREEN Holdings Co. Ltd. (b)	18,200	2,343,771
SCSK Corp.	35,700	662,129
Secom Co. Ltd.	47,000	3,403,614
Sega Sammy Holdings, Inc.	39,400	485,910

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Seibu Holdings, Inc.	55,800	$871,224
Seiko Epson Corp. (b)	62,400	1,086,418
Seiko Group Corp. (b)	6,900	185,328
Seino Holdings Co. Ltd. (b)	26,300	360,670
Seiren Co. Ltd.	9,100	165,170
Sekisui Chemical Co. Ltd.	86,800	1,266,341
Sekisui House Ltd.	135,500	3,074,479
Sekisui House Reit, Inc.	937	502,722
Sekisui Jushi Corp.	3,600	55,780
Senko Group Holdings Co. Ltd.	36,600	273,512
Senshu Ikeda Holdings, Inc.	48,600	125,879
Septeni Holdings Co. Ltd.	11,000	33,434
Seria Co. Ltd.	9,800	193,611
Seven & i Holdings Co. Ltd.	510,400	7,419,340
Seven Bank Ltd. (b)	148,600	287,686
SG Holdings Co. Ltd.	69,200	875,373
Sharp Corp. (a) (b)	71,800	398,744
Shibaura Machine Co. Ltd. (b)	3,800	91,519
Shibaura Mechatronics Corp. (b)	2,100	88,526
Shibuya Corp.	1,200	27,513
SHIFT, Inc. (a) (b)	3,100	492,411
Shiga Bank Ltd.	9,000	247,976
Shikoku Electric Power Co., Inc.	31,400	244,714
Shikoku Kasei Holdings Corp.	6,600	76,708
Shima Seiki Manufacturing Ltd. (b)	3,600	32,873
Shimadzu Corp.	53,500	1,485,748
Shimamura Co. Ltd.	9,600	546,650
Shimano, Inc.	17,700	2,643,685
Shimizu Corp. (b)	123,300	793,920
Shin Nippon Biomedical Laboratories Ltd. (b)	3,900	39,478
Shinagawa Refractories Co. Ltd.	5,900	73,874
Shin-Etsu Chemical Co. Ltd.	406,800	17,756,258
Shin-Etsu Polymer Co. Ltd.	10,100	102,371
Shinko Electric Industries Co. Ltd. (b)	15,600	581,656
Shinmaywa Industries Ltd.	11,300	91,762
Shionogi & Co. Ltd.	57,600	2,943,082
Ship Healthcare Holdings, Inc.	16,000	220,476
Shiseido Co. Ltd.	88,600	2,417,774
Shizuoka Financial Group, Inc.	103,800	984,881
Shizuoka Gas Co. Ltd.	8,100	50,577
SHO-BOND Holdings Co. Ltd.	8,600	360,774
Shochiku Co. Ltd. (b)	2,800	182,732
Shoei Co. Ltd. (b)	7,600	114,493
Shoei Foods Corp.	2,300	71,426
Showa Sangyo Co. Ltd.	2,400	54,789
Siix Corp.	3,200	36,388
Simplex Holdings, Inc.	6,800	124,997
SKY Perfect JSAT Holdings, Inc.	29,400	199,503
Skylark Holdings Co. Ltd. (b)	51,200	810,397
Security Description	Shares	Value
SMC Corp.	12,900	$7,239,922
SMS Co. Ltd.	15,100	258,859
Socionext, Inc. (b)	38,500	1,043,490
SoftBank Corp.	649,700	8,332,404
SoftBank Group Corp.	232,400	13,761,729
Sohgo Security Services Co. Ltd.	79,500	430,738
Sojitz Corp.	50,820	1,335,097
Solasto Corp.	6,300	22,562
Sompo Holdings, Inc.	199,800	4,171,714
Sony Group Corp.	284,500	24,305,957
SOSiLA Logistics REIT, Inc.	112	90,284
Sotetsu Holdings, Inc.	18,600	331,825
Sparx Group Co. Ltd.	4,300	53,272
Square Enix Holdings Co. Ltd.	20,700	796,296
SRE Holdings Corp. (a)	4,100	113,780
Stanley Electric Co. Ltd.	27,700	488,678
Star Asia Investment Corp. REIT	480	184,902
Star Micronics Co. Ltd.	4,800	58,610
Starts Corp., Inc.	4,500	93,363
Starts Proceed Investment Corp. REIT (b)	62	86,520
Strike Co. Ltd.	1,300	41,488
Subaru Corp.	136,200	3,083,162
Sugi Holdings Co. Ltd.	23,600	402,624
SUMCO Corp. (b)	79,100	1,244,684
Sumiseki Holdings, Inc.	3,500	33,718
Sumitomo Bakelite Co. Ltd.	15,000	449,965
Sumitomo Chemical Co. Ltd. (b)	336,700	730,375
Sumitomo Corp.	234,800	5,631,663
Sumitomo Densetsu Co. Ltd.	1,800	40,021
Sumitomo Electric Industries Ltd.	161,400	2,490,132
Sumitomo Forestry Co. Ltd.	34,900	1,094,423
Sumitomo Heavy Industries Ltd.	23,600	739,912
Sumitomo Metal Mining Co. Ltd.	55,000	1,629,159
Sumitomo Mitsui Construction Co. Ltd.	22,100	62,060
Sumitomo Mitsui Financial Group, Inc.	286,900	16,742,547
Sumitomo Mitsui Trust Holdings, Inc.	146,800	3,160,160
Sumitomo Osaka Cement Co. Ltd. (b)	7,800	194,968
Sumitomo Pharma Co. Ltd. (a) (b)	33,700	88,177
Sumitomo Realty & Development Co. Ltd. (b)	64,500	2,393,419
Sumitomo Riko Co. Ltd.	7,900	69,633
Sumitomo Rubber Industries Ltd.	36,400	446,868
Sumitomo Warehouse Co. Ltd. (b)	10,700	179,576

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sun Frontier Fudousan Co. Ltd.	5,800	$71,434
Sundrug Co. Ltd.	16,200	501,805
Suntory Beverage & Food Ltd.	30,000	1,013,314
SUNWELS Co. Ltd.	3,100	55,898
Suruga Bank Ltd.	34,300	199,438
Suzuken Co. Ltd.	13,200	401,813
Suzuki Motor Corp.	354,800	4,034,562
SWCC Corp.	6,600	164,624
Sysmex Corp.	111,000	1,971,076
Systena Corp.	63,300	112,091
T Hasegawa Co. Ltd. (b)	6,800	136,364
T&D Holdings, Inc.	113,400	1,967,988
Tadano Ltd.	23,700	201,852
Taihei Dengyo Kaisha Ltd.	3,100	94,427
Taiheiyo Cement Corp.	25,000	574,185
Taikisha Ltd.	5,100	158,717
Taisei Corp.	37,500	1,363,524
Taisho Pharmaceutical Holdings Co. Ltd.	8,600	486,980
Taiyo Holdings Co. Ltd.	8,600	188,655
Taiyo Yuden Co. Ltd. (b)	27,900	658,303
Takamatsu Construction Group Co. Ltd.	1,300	24,163
Takara Bio, Inc.	7,300	46,980
Takara Holdings, Inc. (b)	35,500	254,970
Takara Leben Real Estate Investment Corp. REIT	129	86,599
Takara Standard Co. Ltd.	13,200	166,674
Takasago International Corp.	2,900	65,724
Takasago Thermal Engineering Co. Ltd. (b)	11,600	368,284
Takashimaya Co. Ltd. (b)	30,700	488,863
Takeda Pharmaceutical Co. Ltd.	357,338	9,923,629
Takeuchi Manufacturing Co. Ltd.	7,700	307,298
Takuma Co. Ltd.	13,400	165,834
Tama Home Co. Ltd.	4,400	130,245
Tamron Co. Ltd.	3,800	168,727
TBS Holdings, Inc.	7,400	205,603
TDK Corp.	87,100	4,254,143
TechMatrix Corp.	9,100	109,192
TechnoPro Holdings, Inc.	24,600	490,716
Teijin Ltd.	36,400	329,619
Tenma Corp.	3,800	56,694
Terumo Corp.	304,000	5,542,885
T-Gaia Corp.	5,400	72,538
THK Co. Ltd.	33,400	781,235
TIS, Inc.	49,700	1,062,009
TKC Corp.	4,400	107,714
TKP Corp. (a)	4,400	50,848
Toa Corp. (b)	8,000	63,960
Toagosei Co. Ltd.	18,700	195,346
Tobu Railway Co. Ltd.	40,800	1,017,944
Tocalo Co. Ltd.	8,100	94,677
Toda Corp.	54,600	364,012
Security Description	Shares	Value
Toei Animation Co. Ltd.	9,000	$180,482
Toei Co. Ltd. (b)	6,500	164,492
Toenec Corp.	1,200	45,512
Toho Bank Ltd. (b)	30,200	71,437
Toho Co. Ltd.	24,600	815,801
Toho Gas Co. Ltd.	16,800	371,089
Toho Holdings Co. Ltd. (b)	11,800	279,904
Toho Titanium Co. Ltd. (b)	6,300	65,146
Tohoku Electric Power Co., Inc.	111,400	870,767
Tokai Carbon Co. Ltd. (b)	41,400	273,547
Tokai Corp.	2,300	32,719
TOKAI Holdings Corp.	21,100	137,325
Tokai Rika Co. Ltd.	11,200	191,372
Tokai Tokyo Financial Holdings, Inc.	29,600	117,543
Token Corp.	1,100	76,534
Tokio Marine Holdings, Inc.	407,000	12,706,564
Tokushu Tokai Paper Co. Ltd.	2,000	52,463
Tokuyama Corp.	13,200	230,255
Tokyo Century Corp.	32,000	331,957
Tokyo Electric Power Co. Holdings, Inc. (a)	344,800	2,091,879
Tokyo Electron Device Ltd. (b)	16,200	732,155
Tokyo Electron Ltd.	106,500	27,626,879
Tokyo Gas Co. Ltd.	83,500	1,895,708
Tokyo Kiraboshi Financial Group, Inc.	11,700	362,182
Tokyo Ohka Kogyo Co. Ltd.	20,700	623,277
Tokyo Seimitsu Co. Ltd.	9,000	694,869
Tokyo Steel Manufacturing Co. Ltd.	15,900	173,766
Tokyo Tatemono Co. Ltd.	50,600	851,051
Tokyotokeiba Co. Ltd.	3,400	100,420
Tokyu Construction Co. Ltd.	17,300	94,419
Tokyu Corp.	109,200	1,326,533
Tokyu Fudosan Holdings Corp.	138,200	1,111,755
Tokyu REIT, Inc.	280	297,863
TOMONY Holdings, Inc.	28,300	77,788
Tomy Co. Ltd.	16,900	307,750
Topcon Corp.	24,500	281,755
TOPPAN Holdings, Inc.	51,600	1,287,400
Topre Corp.	7,000	118,359
Toray Industries, Inc.	314,000	1,505,424
Toridoll Holdings Corp. (b)	11,200	305,411
Torii Pharmaceutical Co. Ltd.	3,800	103,320
Tosei Corp.	5,700	90,126
Toshiba TEC Corp.	9,200	182,669
Tosoh Corp.	67,500	914,525
Totetsu Kogyo Co. Ltd.	2,900	57,120
TOTO Ltd.	30,600	856,464
Towa Corp. (b)	4,300	283,551
Towa Pharmaceutical Co. Ltd.	5,600	108,415
Toyo Construction Co. Ltd.	16,800	143,640
Toyo Gosei Co. Ltd. (b)	1,400	89,451
Toyo Seikan Group Holdings Ltd.	44,400	698,073

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Toyo Suisan Kaisha Ltd.	20,100	$1,227,289
Toyo Tanso Co. Ltd.	3,700	196,069
Toyo Tire Corp.	28,200	530,479
Toyobo Co. Ltd.	20,100	147,551
Toyoda Gosei Co. Ltd.	12,600	276,402
Toyota Boshoku Corp.	23,400	397,202
Toyota Industries Corp.	33,100	3,436,959
Toyota Motor Corp.	2,394,740	60,222,541
Toyota Tsusho Corp.	47,600	3,248,921
Trancom Co. Ltd.	1,300	52,139
Transcosmos, Inc.	3,700	75,298
TRE Holdings Corp.	5,800	46,064
Trend Micro, Inc. (b)	30,200	1,529,505
Tri Chemical Laboratories, Inc. (b)	5,600	182,418
Trusco Nakayama Corp.	8,700	147,046
TS Tech Co. Ltd.	24,500	310,489
Tsubakimoto Chain Co.	5,800	194,681
Tsuburaya Fields Holdings, Inc. (b)	23,600	272,263
Tsugami Corp.	12,500	94,734
Tsumura & Co.	13,000	323,228
Tsuruha Holdings, Inc.	8,600	613,413
Tsurumi Manufacturing Co. Ltd.	3,300	81,331
TV Asahi Holdings Corp.	1,900	26,175
UACJ Corp.	7,300	208,130
UBE Corp.	19,000	337,580
Ulvac, Inc.	10,600	677,974
U-Next Holdings Co. Ltd.	5,600	191,298
Unicharm Corp.	91,100	2,900,729
Union Tool Co.	2,400	70,250
United Arrows Ltd.	6,600	84,950
United Super Markets Holdings, Inc. (b)	5,500	36,232
United Urban Investment Corp. REIT	663	674,193
Universal Entertainment Corp.	3,600	45,813
Ushio, Inc.	17,800	226,933
USS Co. Ltd.	88,800	733,130
UT Group Co. Ltd. (b)	6,400	149,063
Valor Holdings Co. Ltd.	7,600	123,984
ValueCommerce Co. Ltd. (b)	3,400	24,015
Vector, Inc.	5,600	43,292
Vision, Inc. (a)	29,300	236,770
Visional, Inc. (a)	4,200	268,631
VT Holdings Co. Ltd.	20,000	70,699
Wacoal Holdings Corp.	7,800	189,814
Wacom Co. Ltd.	24,300	103,883
Wakita & Co. Ltd.	7,000	73,726
WDB Holdings Co. Ltd.	4,900	74,369
WealthNavi, Inc. (a)	8,600	93,987
Weathernews, Inc.	2,600	87,614
Welcia Holdings Co. Ltd.	18,800	319,493
West Holdings Corp.	5,510	104,342
West Japan Railway Co.	97,400	2,027,223
Security Description	Shares	Value
WingArc1st, Inc.	3,500	$70,187
Workman Co. Ltd. (b)	3,800	100,056
W-Scope Corp. (a) (b)	9,700	34,930
Yakult Honsha Co. Ltd.	56,200	1,148,174
YAMABIKO Corp.	6,300	83,378
Yamada Holdings Co. Ltd.	125,200	362,501
Yamaguchi Financial Group, Inc. (b)	42,400	429,197
Yamaha Corp. (b)	27,900	600,050
Yamaha Motor Co. Ltd.	201,700	1,851,810
YA-MAN Ltd. (b)	3,100	20,360
Yamato Holdings Co. Ltd.	57,000	819,532
Yamato Kogyo Co. Ltd.	9,500	538,696
Yamazaki Baking Co. Ltd.	27,400	705,888
Yamazen Corp.	14,000	123,400
Yaoko Co. Ltd. (b)	5,200	312,285
Yaskawa Electric Corp.	54,200	2,293,414
Yellow Hat Ltd.	4,700	61,427
Yodogawa Steel Works Ltd.	4,400	132,717
Yokogawa Bridge Holdings Corp.	6,900	132,807
Yokogawa Electric Corp.	55,000	1,262,116
Yokohama Rubber Co. Ltd.	26,800	720,003
Yokorei Co. Ltd. (b)	11,000	74,717
Yonex Co. Ltd. (b)	14,000	102,124
Yoshinoya Holdings Co. Ltd.	14,000	312,016
Yuasa Trading Co. Ltd.	3,200	111,428
Yurtec Corp.	5,500	53,675
Zenkoku Hosho Co. Ltd. (b)	11,000	392,990
Zenrin Co. Ltd.	3,600	20,242
Zensho Holdings Co. Ltd.	21,100	877,627
Zeon Corp.	29,100	252,747
ZERIA Pharmaceutical Co. Ltd.	2,600	36,351
ZIGExN Co. Ltd.	13,900	55,106
Zojirushi Corp. (b)	9,400	89,127
ZOZO, Inc. (b)	32,400	802,159
Zuken, Inc.	3,500	102,332
		1,106,143,361
JERSEY — 0.0% (f)
JTC PLC (d)	33,964	352,250
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	35,814	867,968
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (a)	402,690	871,884
Al Ahli Bank of Kuwait KSCP	102,661	84,772
Boubyan Bank KSCP	346,611	698,631
Boubyan Petrochemicals Co. KSCP	96,096	193,067
Boursa Kuwait Securities Co. KPSC	8,000	54,590
Burgan Bank SAK	245,463	165,185
Commercial Real Estate Co. KSC	271,141	111,947

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Gulf Bank KSCP	472,879	$451,971
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	81,742
Humansoft Holding Co. KSC	23,552	255,198
Jazeera Airways Co. KSCP	15,731	60,346
Kuwait Finance House KSCP	1,922,648	5,000,385
Kuwait International Bank KSCP	234,666	129,692
Kuwait Projects Co. Holding KSCP (a)	591,156	234,464
Kuwait Real Estate Co. KSC	114,504	83,756
Mabanee Co. KPSC	179,145	460,675
Mezzan Holding Co. KSCC	29,758	63,657
Mobile Telecommunications Co. KSCP	473,369	755,605
National Bank of Kuwait SAKP	1,690,529	5,276,033
National Industries Group Holding SAK	447,054	319,740
National Investments Co. KSCP	53,192	45,825
National Real Estate Co. KPSC (a)	177,093	55,845
Salhia Real Estate Co. KSCP	41,870	63,840
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	37,535
Warba Bank KSCP	153,709	92,945
		15,649,330
LUXEMBOURG — 0.1%
Aperam SA	15,447	488,638
ArcelorMittal SA	114,191	3,139,270
Eurofins Scientific SE	30,258	1,930,654
Reinet Investments SCA	31,803	769,587
SES SA	83,968	560,436
		6,888,585
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	478,000	2,400,246
Sands China Ltd. (a)	566,400	1,595,758
SJM Holdings Ltd. (a) (b)	521,249	159,176
Wynn Macau Ltd. (a)	355,200	317,238
		4,472,418
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	209,800	163,124
AMMB Holdings Bhd.	430,700	379,467
Axiata Group Bhd.	730,611	415,243
Axis Real Estate Investment Trust	240,886	92,629
Bank Islam Malaysia Bhd.	65,900	35,783
Bermaz Auto Bhd.	173,300	87,510
British American Tobacco Malaysia Bhd.	23,500	40,168
Bursa Malaysia Bhd.	132,900	209,473
Carlsberg Brewery Malaysia Bhd. Class B	27,200	105,628
Security Description	Shares	Value
CELCOMDIGI Bhd.	778,500	$692,475
Chin Hin Group Bhd. (a)	124,000	114,228
CIMB Group Holdings Bhd.	1,589,760	2,200,069
CTOS Digital Bhd.	342,900	97,081
D&O Green Technologies Bhd.	50,200	33,198
Dialog Group Bhd.	687,100	326,637
DRB-Hicom Bhd.	194,800	60,090
Fraser & Neave Holdings Bhd.	40,800	253,438
Frontken Corp. Bhd.	224,450	183,525
Gamuda Bhd.	425,702	474,002
Genting Bhd.	683,000	681,124
Genting Malaysia Bhd.	968,600	558,690
Greatech Technology Bhd. (a)	38,300	38,033
Hartalega Holdings Bhd. (a)	334,300	194,237
Heineken Malaysia Bhd.	28,800	141,292
Hong Leong Bank Bhd.	183,932	752,361
IHH Healthcare Bhd.	518,100	660,077
IJM Corp. Bhd.	331,300	169,395
Inari Amertron Bhd.	564,000	376,556
IOI Corp. Bhd.	520,700	434,558
IOI Properties Group Bhd.	371,500	176,606
Kossan Rubber Industries Bhd.	156,300	64,726
KPJ Healthcare Bhd.	431,700	173,300
Kuala Lumpur Kepong Bhd.	116,585	549,302
Magnum Bhd.	110,393	26,590
Malakoff Corp. Bhd.	123,000	16,632
Malayan Banking Bhd.	1,314,265	2,679,623
Malaysia Airports Holdings Bhd.	224,741	470,090
Malaysia Building Society Bhd. (a)	371,600	62,418
Malaysian Pacific Industries Bhd.	23,900	153,004
Maxis Bhd.	577,200	410,979
Mega First Corp. Bhd.	55,600	50,983
MISC Bhd.	271,700	439,152
MR DIY Group M Bhd. (d)	821,400	260,321
My EG Services Bhd.	1,074,193	179,297
Nestle Malaysia Bhd.	19,800	493,640
Pentamaster Corp. Bhd.	106,500	99,907
Petronas Chemicals Group Bhd.	592,900	850,579
Petronas Dagangan Bhd.	50,900	231,217
Petronas Gas Bhd.	171,800	636,673
PPB Group Bhd.	148,480	489,391
Press Metal Aluminium Holdings Bhd.	860,400	847,130
Public Bank Bhd.	3,392,500	3,017,626
QL Resources Bhd.	278,750	346,303
RHB Bank Bhd.	502,694	599,027
Scientex Bhd.	136,600	119,197
Sime Darby Bhd.	671,935	369,117
Sime Darby Plantation Bhd.	420,943	386,880
Sime Darby Property Bhd.	527,135	102,464
SP Setia Bhd. Group	134,214	40,267
Sports Toto Bhd.	118,836	34,900

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sunway Real Estate Investment Trust	449,800	$143,503
Supermax Corp. Bhd.	400,272	68,925
Syarikat Takaful Malaysia Keluarga Bhd.	36,789	28,060
Telekom Malaysia Bhd.	303,486	385,369
Tenaga Nasional Bhd.	609,100	1,446,500
TIME dotCom Bhd.	205,200	225,013
Top Glove Corp. Bhd. (a)	1,121,000	189,478
UEM Sunrise Bhd.	250,000	63,913
United Plantations Bhd.	33,700	174,445
UWC Bhd. (a)	40,400	24,839
ViTrox Corp. Bhd.	70,600	113,962
VS Industry Bhd.	444,000	78,331
Yinson Holdings Bhd.	197,960	97,035
YTL Corp. Bhd.	365,000	201,278
YTL Power International Bhd.	528,700	422,245
		28,010,328
MALTA — 0.0% (f)
Kambi Group PLC (a)	4,950	42,775
Kindred Group PLC SDR	46,815	544,218
		586,993
MEXICO — 0.7%
Alfa SAB de CV Class A	739,800	550,563
Alpek SAB de CV (a) (b)	68,500	50,648
Alsea SAB de CV (a)	104,100	513,431
America Movil SAB de CV	4,099,000	3,842,100
Arca Continental SAB de CV	119,900	1,308,879
Banco del Bajio SA (d)	178,400	695,494
Bolsa Mexicana de Valores SAB de CV	119,400	265,928
Borr Drilling Ltd. (a)	73,270	466,017
Cemex SAB de CV (a)	3,361,364	2,966,668
Coca-Cola Femsa SAB de CV	122,095	1,178,071
Concentradora Fibra Danhos SA de CV REIT	88,800	108,344
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	245,200	179,086
Corp. Inmobiliaria Vesta SAB de CV (b)	203,400	793,813
FIBRA Macquarie Mexico REIT (d)	198,886	386,004
Fibra Uno Administracion SA de CV REIT	647,900	1,076,212
Fomento Economico Mexicano SAB de CV	425,500	5,520,166
Genomma Lab Internacional SAB de CV Class B	146,400	138,986
Gentera SAB de CV	278,600	476,855
Gruma SAB de CV Class B	38,450	718,676
Grupo Aeroportuario del Centro Norte SAB de CV	60,954	599,245
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	87,200	1,400,771
Security Description	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B	44,240	$1,395,622
Grupo Bimbo SAB de CV Class A (b)	297,300	1,403,530
Grupo Carso SAB de CV (b)	130,910	1,166,567
Grupo Financiero Banorte SAB de CV Class O	571,800	6,067,253
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	422,100	1,298,418
Grupo Mexico SAB de CV Class B	682,500	4,029,282
Grupo Rotoplas SAB de CV (b)	109,841	199,107
Grupo Televisa SAB	583,400	364,323
Grupo Traxion SAB de CV (a) (b) (d)	138,500	257,306
Industrias Penoles SAB de CV (a) (b)	45,920	649,139
Kimberly-Clark de Mexico SAB de CV Class A	342,900	796,302
La Comer SAB de CV (b)	127,600	299,237
Megacable Holdings SAB de CV	86,200	239,696
Nemak SAB de CV (a) (b) (d)	685,761	135,735
Operadora De Sites Mexicanos SAB de CV (b)	281,200	341,735
Orbia Advance Corp. SAB de CV	234,557	490,091
Prologis Property Mexico SA de CV REIT	162,404	710,907
Promotora y Operadora de Infraestructura SAB de CV	43,590	461,581
Qualitas Controladora SAB de CV (b)	41,700	485,320
Regional SAB de CV	59,300	583,983
Southern Copper Corp. (b)	19,600	2,087,792
TF Administradora Industrial S de Real de CV REIT	220,200	600,651
Wal-Mart de Mexico SAB de CV	1,145,000	4,615,338
		51,914,872
NETHERLANDS — 3.4%
Aalberts NV	22,994	1,107,327
ABN AMRO Bank NV GDR (d)	106,633	1,825,344
Adyen NV (a) (d)	4,906	8,308,016
Aegon Ltd.	355,705	2,170,512
Akzo Nobel NV	38,212	2,854,986
Alfen NV (a) (b) (d)	4,401	237,654
AMG Critical Materials NV	8,447	191,943
Arcadis NV	15,628	957,840
Argenx SE (a)	13,259	5,242,449
ASM International NV	10,604	6,480,867
ASML Holding NV	91,036	87,720,098
ASR Nederland NV	35,568	1,743,586
Basic-Fit NV (a) (b) (d)	10,532	235,226
BE Semiconductor Industries NV	17,408	2,667,811

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Brunel International NV (b)	7,083	$77,873
Corbion NV	12,908	276,722
Eurocommercial Properties NV REIT	8,016	183,015
Euronext NV (d)	19,349	1,843,108
EXOR NV	22,539	2,508,455
Fastned BV CVA (a) (b)	5,083	141,084
Flow Traders Ltd. (b)	8,122	160,260
Fugro NV (a)	25,425	623,868
Heineken Holding NV	29,032	2,345,321
Heineken NV (b)	64,509	6,224,292
IMCD NV	12,765	2,251,976
ING Groep NV	801,276	13,193,553
JDE Peet's NV	26,490	556,735
Koninklijke Ahold Delhaize NV	215,063	6,438,470
Koninklijke BAM Groep NV (b)	70,429	267,134
Koninklijke KPN NV	751,547	2,813,251
Koninklijke Philips NV	194,927	3,916,956
Koninklijke Vopak NV	14,651	565,359
NN Group NV	61,141	2,827,502
NSI NV REIT	5,625	115,425
OCI NV	26,058	714,542
Pharming Group NV (a) (b)	152,999	168,378
Pluxee NV (a)	19,291	570,859
PostNL NV (b)	106,834	145,610
Randstad NV (b)	23,765	1,255,590
Redcare Pharmacy NV (a) (d)	4,128	676,092
SBM Offshore NV	29,643	473,493
Shell PLC	1,473,069	48,847,425
Sligro Food Group NV	3,660	55,418
TKH Group NV	8,595	366,663
TomTom NV (a)	14,221	113,808
Universal Music Group NV	183,614	5,528,691
Van Lanschot Kempen NV	7,795	265,186
Vastned Retail NV REIT	2,401	58,215
Wereldhave NV REIT	8,129	126,773
Wolters Kluwer NV	56,120	8,800,513
		237,241,274
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	315,047	114,009
Auckland International Airport Ltd.	282,282	1,409,873
Contact Energy Ltd.	202,923	1,049,923
Fisher & Paykel Healthcare Corp. Ltd.	128,492	1,971,395
Fletcher Building Ltd.	234,710	578,414
Goodman Property Trust REIT	225,549	307,600
Infratil Ltd.	177,156	1,153,969
Kiwi Property Group Ltd. REIT	270,847	136,086
Mercury NZ Ltd.	202,164	838,006
Meridian Energy Ltd.	275,460	973,770
Ryman Healthcare Ltd. (a)	134,966	367,321
Spark New Zealand Ltd.	391,559	1,116,016
Xero Ltd. (a)	32,312	2,810,432
		12,826,814
Security Description	Shares	Value
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	222,056	$296,782
NORWAY — 0.5%
Aker ASA Class A	4,585	263,513
Aker BP ASA	69,027	1,716,672
Aker Carbon Capture ASA (a)	106,133	56,742
Aker Solutions ASA	65,906	235,834
Austevoll Seafood ASA	20,148	158,233
Avance Gas Holding Ltd. (d)	4,125	47,073
Belships ASA	52,467	101,078
Bluenord ASA (a)	4,642	245,181
Borregaard ASA	18,743	326,879
BW Offshore Ltd.	28,194	70,689
Crayon Group Holding ASA (a) (d)	24,500	180,443
DNB Bank ASA	199,917	3,963,843
DNO ASA	65,996	59,313
DOF Group ASA (a)	31,997	217,313
Elkem ASA (d)	56,997	112,012
Entra ASA (d)	21,977	227,294
Equinor ASA	194,596	5,137,280
Europris ASA (d)	43,267	311,084
FLEX LNG Ltd.	7,577	188,576
Frontline PLC	39,003	885,860
Gjensidige Forsikring ASA	45,151	654,254
Golden Ocean Group Ltd.	34,702	437,270
Gram Car Carriers ASA	2,530	46,455
Grieg Seafood ASA	7,676	48,114
Hexagon Composites ASA (a)	16,673	28,909
Hoegh Autoliners ASA	48,293	410,432
Kitron ASA	33,077	103,665
Kongsberg Gruppen ASA	19,795	1,367,582
Leroy Seafood Group ASA	69,854	307,526
Mowi ASA	99,176	1,818,766
MPC Container Ships ASA	56,147	64,927
NEL ASA (a)	329,737	146,744
Nordic Semiconductor ASA (a)	37,476	296,392
Norsk Hydro ASA	284,972	1,560,325
Norwegian Air Shuttle ASA (a)	131,941	199,092
Nykode Therapeutics ASA (a)	57,689	79,711
Odfjell Drilling Ltd.	17,545	78,760
Orkla ASA	162,997	1,149,991
PGS ASA (a)	161,632	117,135
Protector Forsikring ASA	15,594	326,294
Salmar ASA	16,387	1,080,624
Schibsted ASA Class A	15,794	504,891
Schibsted ASA Class B	21,027	636,900
Seadrill Ltd. (a)	7,600	374,795
SpareBank 1 Nord Norge	20,807	183,355
Sparebank 1 Oestlandet	5,849	67,070
SpareBank 1 SMN	29,179	370,635
SpareBank 1 SR-Bank ASA	42,521	533,051
Stolt-Nielsen Ltd.	6,169	227,458
Storebrand ASA	95,518	880,464
Telenor ASA	154,206	1,716,385
TGS ASA	25,936	282,583

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
TOMRA Systems ASA	51,154	$799,473
Wallenius Wilhelmsen ASA	19,594	159,572
		31,564,512
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	47,800	759,064
Credicorp Ltd.	15,200	2,575,336
Hochschild Mining PLC (a)	71,260	114,684
Intercorp Financial Services, Inc.	7,800	185,718
PetroTal Corp. (b)	137,000	77,953
		3,712,755
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	281,550
Alliance Global Group, Inc.	450,900	81,493
AREIT, Inc.	100,200	62,742
Ayala Corp.	59,470	677,058
Ayala Land, Inc.	1,649,200	946,130
Bank of the Philippine Islands	490,500	1,030,473
BDO Unibank, Inc.	534,751	1,469,697
Bloomberry Resorts Corp. (a)	741,800	145,681
Cebu Air, Inc. (a)	4,500	2,562
Century Pacific Food, Inc.	145,200	103,318
Converge Information & Communications Technology Solutions, Inc. (a)	208,200	36,888
D&L Industries, Inc.	337,900	37,267
DMCI Holdings, Inc.	571,200	115,429
GT Capital Holdings, Inc.	21,337	267,211
International Container Terminal Services, Inc.	227,780	1,288,518
JG Summit Holdings, Inc.	515,090	333,528
Jollibee Foods Corp.	105,840	475,588
LT Group, Inc.	314,800	55,943
Manila Electric Co.	63,940	406,059
Manila Water Co., Inc.	223,300	89,971
Megaworld Corp.	1,365,000	46,621
Metropolitan Bank & Trust Co.	429,496	497,762
PLDT, Inc.	13,395	326,446
Puregold Price Club, Inc.	338,780	161,510
Robinsons Land Corp.	375,144	111,312
Robinsons Retail Holdings, Inc.	77,600	51,558
Security Bank Corp.	88,110	107,522
SM Investments Corp.	58,325	1,008,484
SM Prime Holdings, Inc.	2,037,600	1,185,262
Synergy Grid & Development Phils, Inc.	202,800	27,021
TELUS International CDA, Inc. (a) (b)	22,100	187,317
Universal Robina Corp.	280,030	524,543
Wilcon Depot, Inc. (a)	99,300	31,407
		12,173,871
POLAND — 0.3%
Alior Bank SA (a)	22,775	559,359
Security Description	Shares	Value
Allegro.eu SA (a) (d)	114,993	$954,058
Asseco Poland SA	9,859	191,605
Bank Millennium SA (a)	87,519	226,493
Bank Polska Kasa Opieki SA	39,817	1,815,741
Budimex SA	2,653	465,701
CCC SA (a)	10,767	192,835
CD Projekt SA (b)	14,245	417,589
Cyfrowy Polsat SA (a) (b)	52,228	140,663
Dino Polska SA (a) (d)	10,774	1,047,478
Enea SA (a)	55,046	129,203
Eurocash SA	12,734	45,440
Grupa Azoty SA (a)	4,618	25,825
Grupa Kety SA	2,005	382,120
InPost SA (a)	49,382	761,856
Jastrzebska Spolka Weglowa SA (a)	14,458	134,691
KGHM Polska Miedz SA	33,721	965,269
KRUK SA	3,866	429,475
LPP SA	243	932,330
mBank SA (a)	2,974	552,029
Orange Polska SA	136,372	277,070
ORLEN SA	128,575	2,098,341
PGE Polska Grupa Energetyczna SA (a)	203,171	366,933
Powszechna Kasa Oszczednosci Bank Polski SA	191,314	2,846,862
Powszechny Zaklad Ubezpieczen SA	135,924	1,663,708
Santander Bank Polska SA	7,591	1,084,089
Tauron Polska Energia SA (a)	218,537	167,694
Text SA	3,746	84,544
Warsaw Stock Exchange	6,425	68,218
XTB SA (d)	10,406	142,739
		19,169,958
PORTUGAL — 0.1%
Altri SGPS SA	11,642	65,759
Banco Comercial Portugues SA Class R (a)	1,861,941	628,606
Corticeira Amorim SGPS SA	7,984	84,761
CTT-Correios de Portugal SA	16,915	75,448
EDP - Energias de Portugal SA	702,877	2,740,376
Galp Energia SGPS SA	102,266	1,691,500
Greenvolt-Energias Renovaveis SA (a)	10,498	92,517
Jeronimo Martins SGPS SA	63,429	1,259,091
Mota-Engil SGPS SA	18,415	95,762
Navigator Co. SA	56,434	246,842
NOS SGPS SA	43,721	171,215
REN - Redes Energeticas Nacionais SGPS SA	101,023	240,031
Semapa-Sociedade de Investimento e Gestao	5,579	89,777
Sonae SGPS SA	160,077	152,137
		7,633,822

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	$94,993
Baladna	275,933	88,214
Barwa Real Estate Co.	488,520	370,315
Commercial Bank PSQC (a)	702,354	951,968
Doha Bank QPSC	414,912	169,794
Dukhan Bank	467,458	495,575
Estithmar Holding QPSC (a)	90,909	47,589
Gulf International Services QSC	149,047	109,994
Gulf Warehousing Co.	42,346	37,799
Industries Qatar QSC	352,881	1,160,117
Masraf Al Rayan QSC	1,391,191	907,083
Medicare Group (a)	24,653	28,966
Mesaieed Petrochemical Holding Co.	1,008,387	543,105
Ooredoo QPSC	169,195	492,575
Qatar Aluminum Manufacturing Co.	766,785	276,936
Qatar Electricity & Water Co. QSC	102,139	455,291
Qatar Fuel QSC	121,132	491,381
Qatar Gas Transport Co. Ltd.	579,399	633,822
Qatar International Islamic Bank QSC (a)	189,272	568,180
Qatar Islamic Bank SAQ	354,012	1,847,357
Qatar National Bank QPSC	1,029,803	4,016,260
Qatar Navigation QSC	201,095	581,579
United Development Co. QSC (a)	199,242	61,836
Vodafone Qatar QSC	302,258	145,027
		14,575,756
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	133,286	920,658
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (a) (c)	2,707,900	—
Gazprom PJSC (a) (c)	1,561,848	—
Gazprom PJSC ADR (a) (c)	107,570	—
Globaltrans Investment PLC GDR (a) (c)	26,586	—
Inter RAO UES PJSC (c)	5,356,000	—
LUKOIL PJSC (c)	54,554	—
LUKOIL PJSC ADR (a) (c)	6,598	—
MMC Norilsk Nickel PJSC (c)	9,503	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (a) (c)	53,100	—
Moscow Exchange MICEX-Rates PJSC (c)	191,435	—
Novatek PJSC GDR (a) (c)	13,594	—
Novolipetsk Steel PJSC (a) (c)	224,930	—
Ozon Holdings PLC ADR (a) (c)	6,439	—
Security Description	Shares	Value
PhosAgro PJSC (a) (c)	135	$—
PhosAgro PJSC GDR (a) (c)	20,976	—
Polyus PJSC (a) (c)	4,492	—
Polyus PJSC GDR (a) (c)	1,062	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (c)	1,586,024	—
Severstal PAO (a) (c)	31,441	—
Sistema PJSFC GDR (a) (c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Surgutneftegas PJSC Preference Shares (c)	802,100	—
Tatneft PJSC (c)	187,335	—
Tatneft PJSC ADR (a) (c)	3,048	—
TCS Group Holding PLC GDR (a) (c)	1,787	—
VK IPJSC GDR (a) (c)	17,475	—
VTB Bank PJSC (a) (c)	437,390,000	—
Yandex NV Class A (a) (c)	46,029	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	90,217	320,889
ACWA Power Co.	20,690	1,870,127
Advanced Petrochemical Co.	32,252	337,096
Al Hammadi Holding	27,000	438,422
Al Jouf Agricultural Development Co.	6,797	98,951
Al Masane Al Kobra Mining Co.	10,480	159,275
Al Moammar Information Systems Co.	3,626	141,927
Al Rajhi Bank	435,412	9,647,444
Al Rajhi Co. for Co-operative Insurance (a)	10,522	310,287
Alamar Foods	3,456	86,250
Alaseel Co.	41,322	53,105
Al-Dawaa Medical Services Co.	6,646	167,457
Aldrees Petroleum & Transport Services Co.	6,835	311,999
Alinma Bank	218,852	2,555,851
AlKhorayef Water & Power Technologies Co. (a)	1,564	96,747
Almarai Co. JSC	52,392	799,046
Almunajem Foods Co.	3,218	94,210
AlSaif Stores For Development & Investment Co.	22,275	65,925
Alujain Corp. (a)	7,396	79,373
Arab National Bank	148,412	1,169,331
Arabian Cement Co.	9,227	79,096
Arabian Contracting Services Co.	2,606	154,949
Arabian Internet & Communications Services Co.	5,390	543,527
Arriyadh Development Co.	18,294	117,066

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Astra Industrial Group	6,255	$316,544
Ataa Educational Co.	3,559	69,747
Bank AlBilad	110,392	1,429,018
Bank Al-Jazira (a)	87,273	465,394
Banque Saudi Fransi	124,786	1,295,938
Bawan Co.	4,389	55,470
BinDawood Holding Co.	145,480	342,123
Bupa Arabia for Cooperative Insurance Co.	17,627	1,239,835
Catrion Catering Holding Co.	7,183	251,276
City Cement Co.	6,348	34,495
Co. for Cooperative Insurance	17,625	761,298
Dallah Healthcare Co.	9,649	454,343
Dar Al Arkan Real Estate Development Co. (a)	121,911	449,223
Dr Sulaiman Al Habib Medical Services Group Co.	18,942	1,583,845
Eastern Province Cement Co.	9,470	89,259
Electrical Industries Co.	77,027	91,188
Elm Co.	5,065	1,295,117
Emaar Economic City (a)	74,864	165,677
Etihad Etisalat Co.	84,453	1,184,436
Fawaz Abdulaziz Al Hokair & Co. (a)	6,323	28,391
First Milling Co.	5,996	128,377
Herfy Food Services Co.	2,033	18,322
Jadwa REIT Saudi Fund	30,786	103,591
Jamjoom Pharmaceuticals Factory Co.	6,072	217,591
Jarir Marketing Co.	132,392	518,907
Leejam Sports Co. JSC	5,409	314,690
Maharah Human Resources Co.	79,610	152,619
Methanol Chemicals Co. (a)	5,913	26,298
Middle East Healthcare Co. (a)	11,802	346,146
Middle East Paper Co.	18,521	209,877
Mobile Telecommunications Co. Saudi Arabia	86,172	289,959
Mouwasat Medical Services Co.	23,271	846,331
Nahdi Medical Co.	8,502	335,501
Najran Cement Co.	15,550	42,622
National Agriculture Development Co. (a)	61,702	486,969
National Co. for Learning & Education	2,895	107,448
National Gas & Industrialization Co.	6,570	152,579
National Industrialization Co. (a)	89,787	316,966
National Medical Care Co.	5,781	288,241
Northern Region Cement Co.	17,439	46,451
Perfect Presentation For Commercial Services Co. (a)	8,460	74,889
Power & Water Utility Co. for Jubail & Yanbu	15,068	278,419
Security Description	Shares	Value
Qassim Cement Co.	8,869	$137,629
Retal Urban Development Co.	89,148	228,188
Riyad Bank	327,698	2,603,760
Riyad REIT Fund	26,343	55,559
SABIC Agri-Nutrients Co.	51,220	1,674,329
Sahara International Petrochemical Co.	91,006	751,003
Saudi Arabia Refineries Co.	2,251	52,516
Saudi Arabian Mining Co. (a)	297,067	3,999,969
Saudi Arabian Oil Co. (d)	617,008	5,058,791
Saudi Aramco Base Oil Co.	10,246	457,320
Saudi Automotive Services Co.	5,950	128,186
Saudi Awwal Bank	215,712	2,386,895
Saudi Basic Industries Corp.	204,374	4,255,862
Saudi Cement Co.	14,485	179,976
Saudi Ceramic Co. (a)	7,008	63,624
Saudi Chemical Co. Holding	167,160	311,990
Saudi Co. For Hardware CJSC (a)	5,311	53,457
Saudi Electricity Co.	190,707	1,005,782
Saudi Ground Services Co. (a)	13,747	186,201
Saudi Industrial Investment Group	87,437	521,754
Saudi Investment Bank	91,863	405,613
Saudi Kayan Petrochemical Co. (a)	167,662	403,229
Saudi National Bank	650,308	7,074,408
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	10,157	101,150
Saudi Public Transport Co. (a)	16,546	89,116
Saudi Real Estate Co. (a)	23,689	131,125
Saudi Research & Media Group (a)	7,750	595,121
Saudi Tadawul Group Holding Co.	11,748	854,514
Saudi Telecom Co.	445,057	4,699,175
Saudia Dairy & Foodstuff Co.	3,420	352,897
Savola Group	57,324	863,566
Seera Group Holding (a)	26,096	197,607
Sinad Holding Co. (a)	26,480	94,186
Southern Province Cement Co.	12,949	135,687
Sustained Infrastructure Holding Co.	8,180	84,188
Tanmiah Food Co.	2,556	99,364
Theeb Rent A Car Co.	7,227	134,115
United Electronics Co.	7,266	185,210
United International Transportation Co.	5,610	129,387
Yamama Cement Co.	20,429	183,292
Yanbu Cement Co.	15,788	123,761
Yanbu National Petrochemical Co.	60,223	598,135
		78,251,397

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.9%
AEM Holdings Ltd.	74,900	$121,540
AIMS APAC REIT	112,100	106,319
Best World International Ltd. (a)	27,700	43,512
BW LPG Ltd. (d)	19,392	216,289
CapitaLand Ascendas REIT	824,574	1,692,405
CapitaLand Ascott Trust REIT	534,185	374,040
CapitaLand China Trust REIT (b)	303,800	165,451
Capitaland India Trust	200,300	155,835
CapitaLand Integrated Commercial Trust REIT	1,340,229	1,966,252
CapitaLand Investment Ltd.	571,500	1,134,870
CDL Hospitality Trusts REIT	187,168	141,458
City Developments Ltd.	116,600	505,416
ComfortDelGro Corp. Ltd.	436,800	453,112
DBS Group Holdings Ltd.	400,068	10,680,535
Digital Core REIT Management Pte. Ltd.	214,600	128,760
ESR-LOGOS REIT	1,527,420	333,869
Far East Hospitality Trust REIT	140,900	66,817
Frasers Centrepoint Trust REIT	280,192	454,668
Frasers Hospitality Trust REIT	135,000	46,014
Frasers Logistics & Commercial Trust REIT	666,439	523,433
Genting Singapore Ltd.	1,328,300	871,033
Grab Holdings Ltd. Class A (a)	428,600	1,345,804
Hafnia Ltd.	62,027	426,812
Hong Fok Corp. Ltd.	61,000	37,515
iFAST Corp. Ltd.	23,300	114,981
IGG, Inc. (a)	181,000	76,318
Jardine Cycle & Carriage Ltd.	20,000	358,180
Kenon Holdings Ltd.	5,301	139,409
Keppel DC REIT	326,100	418,015
Keppel Infrastructure Trust	791,175	290,184
Keppel Ltd.	320,300	1,741,999
Keppel REIT	477,560	307,852
Lendlease Global Commercial REIT	315,527	135,600
Mapletree Industrial Trust REIT	505,150	875,853
Mapletree Logistics Trust REIT	805,047	870,901
Mapletree Pan Asia Commercial Trust REIT	560,268	531,375
Nanofilm Technologies International Ltd.	42,200	22,357
Netlink NBN Trust	570,700	361,550
Olam Group Ltd.	198,325	164,585
Oversea-Chinese Banking Corp. Ltd.	731,411	7,310,858
Paragon REIT	269,900	166,988
Parkway Life Real Estate Investment Trust	87,600	227,178
Raffles Medical Group Ltd.	139,876	107,788
Riverstone Holdings Ltd.	100,800	63,486
Security Description	Shares	Value
SATS Ltd. (a)	208,536	$401,744
Sea Ltd. ADR (a)	83,200	4,468,672
Seatrium Ltd. (a)	9,294,510	544,062
Sembcorp Industries Ltd.	196,600	786,633
Sheng Siong Group Ltd.	144,600	163,929
SIA Engineering Co. Ltd.	80,800	135,305
Singapore Airlines Ltd. (b)	329,200	1,561,114
Singapore Exchange Ltd.	188,000	1,282,958
Singapore Post Ltd.	224,900	69,990
Singapore Technologies Engineering Ltd.	481,700	1,434,821
Singapore Telecommunications Ltd.	1,783,500	3,343,402
Starhill Global REIT	385,208	137,003
StarHub Ltd.	126,800	110,865
STMicroelectronics NV	154,339	6,654,109
Suntec Real Estate Investment Trust	452,600	362,187
UMS Holdings Ltd.	309,000	309,092
United Overseas Bank Ltd.	291,793	6,337,028
UOL Group Ltd.	92,833	395,517
Venture Corp. Ltd.	69,100	730,629
Yangzijiang Financial Holding Ltd.	370,300	87,801
		65,594,077
SOUTH AFRICA — 0.8%
Absa Group Ltd.	184,171	1,440,689
AECI Ltd.	27,750	136,184
African Rainbow Minerals Ltd. (b)	19,779	171,800
Afrimat Ltd.	38,727	118,270
Anglo American Platinum Ltd. (b)	14,406	584,639
Anglo American PLC	286,949	7,075,047
Aspen Pharmacare Holdings Ltd. (b)	85,908	995,260
Astral Foods Ltd. (a)	3,513	26,304
AVI Ltd.	85,323	411,605
Barloworld Ltd.	32,805	105,710
Bid Corp. Ltd.	73,003	1,780,369
Bidvest Group Ltd. (b)	63,929	818,717
Burstone Group Limited REIT	58,715	23,348
Capitec Bank Holdings Ltd.	18,888	2,090,450
Clicks Group Ltd.	54,168	847,036
Coronation Fund Managers Ltd.	44,887	71,658
DataTec Ltd.	63,502	127,063
Dis-Chem Pharmacies Ltd. (b) (d)	55,496	95,306
Discovery Ltd.	115,583	736,301
DRDGOLD Ltd.	44,155	37,238
Equites Property Fund Ltd. REIT	159,974	107,797
Exxaro Resources Ltd.	50,653	452,008
FirstRand Ltd. (b)	1,097,217	3,576,801

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Fortress Real Estate Investments Ltd. Class B (a)	237,535	$196,689
Foschini Group Ltd.	71,707	376,972
Gold Fields Ltd.	197,291	3,166,241
Grindrod Ltd.	30,822	21,127
Growthpoint Properties Ltd. REIT	731,511	434,976
Harmony Gold Mining Co. Ltd.	129,858	1,083,576
Hosken Consolidated Investments Ltd. (a)	23,694	215,215
Hyprop Investments Ltd. REIT	107,036	166,012
Impala Platinum Holdings Ltd. (b)	193,719	801,116
Investec Ltd.	51,245	338,084
JSE Ltd. (a)	20,858	97,371
Kumba Iron Ore Ltd. (b)	14,222	347,186
Life Healthcare Group Holdings Ltd. (b)	263,521	239,220
Momentum Metropolitan Holdings	228,762	245,479
Motus Holdings Ltd.	47,936	221,450
Mr Price Group Ltd.	48,289	443,230
MTN Group Ltd.	366,241	1,813,000
MultiChoice Group (a)	79,925	479,476
Naspers Ltd. Class N	42,074	7,460,060
Nedbank Group Ltd. (b)	97,636	1,179,031
Netcare Ltd.	364,842	229,083
Ninety One Ltd.	38,097	81,158
Northam Platinum Holdings Ltd.	78,103	465,782
Oceana Group Ltd.	11,307	42,096
Old Mutual Ltd. (e)	851,334	528,255
Old Mutual Ltd. (e)	315,585	197,537
Omnia Holdings Ltd.	27,807	86,683
OUTsurance Group Ltd.	238,793	529,635
Pepkor Holdings Ltd. (d)	534,616	532,746
Pick n Pay Stores Ltd.	59,699	58,891
PSG Financial Services Ltd.	277,652	224,336
Redefine Properties Ltd. REIT	1,546,663	322,626
Remgro Ltd.	116,452	750,938
Resilient REIT Ltd.	55,944	137,052
Reunert Ltd.	47,667	166,138
Sanlam Ltd. (b)	373,628	1,369,123
Santam Ltd.	7,575	119,160
Sappi Ltd.	130,549	346,706
Sasol Ltd. (b)	124,816	964,912
Scatec ASA (d)	35,708	237,481
Shoprite Holdings Ltd. (b)	110,101	1,438,690
Sibanye Stillwater Ltd. (b)	627,797	719,093
SPAR Group Ltd. (a) (b)	38,271	178,741
Standard Bank Group Ltd.	287,486	2,812,273
Super Group Ltd.	99,955	135,657
Telkom SA SOC Ltd. (a) (b)	39,144	62,014
Thungela Resources Ltd.	37,800	243,293
Tiger Brands Ltd.	36,103	382,436
Truworths International Ltd.	74,129	298,806
Vodacom Group Ltd.	141,169	734,686
Security Description	Shares	Value
Vukile Property Fund Ltd. REIT	94,716	$75,928
Wilson Bayly Holmes-Ovcon Ltd. (a)	22,889	164,268
Woolworths Holdings Ltd. (b)	213,480	667,511
		56,458,845
SOUTH KOREA — 3.5%
ABLBio, Inc. (a)	7,302	135,870
Advanced Nano Products Co. Ltd.	2,134	209,715
Aekyung Chemical Co. Ltd.	2,911	27,915
AfreecaTV Co. Ltd.	1,389	127,009
Ahnlab, Inc.	2,297	113,976
Alteogen, Inc. (a)	8,151	1,256,329
Amorepacific Corp.	6,317	568,706
AMOREPACIFIC Group	4,655	93,705
Ananti, Inc. (a)	6,092	29,052
Asiana Airlines, Inc. (a)	10,835	89,497
BGF retail Co. Ltd.	1,557	135,316
BH Co. Ltd.	3,403	42,770
Bioneer Corp. (a)	5,103	114,664
BNK Financial Group, Inc.	60,750	360,100
Boryung	3,324	32,617
C&C International Corp. (a)	983	54,033
CANARIABIO, Inc.	12,561	9,274
Caregen Co. Ltd.	6,390	108,221
Cellivery Therapeutics, Inc. (a) (c)	6,215	23,129
Celltrion Pharm, Inc. (a)	4,042	311,350
Celltrion, Inc.	33,772	4,610,803
Chabiotech Co. Ltd. (a)	6,622	94,786
Cheil Worldwide, Inc.	15,138	209,936
Chong Kun Dang Pharmaceutical Corp.	2,276	191,886
Chunbo Co. Ltd. (a)	931	60,718
CJ CGV Co. Ltd. (a)	23,500	97,055
CJ CheilJedang Corp.	1,788	387,815
CJ Corp. (a)	3,512	318,787
CJ ENM Co. Ltd. (a)	1,582	92,012
CJ Logistics Corp.	1,971	175,249
Classys, Inc.	7,582	199,934
Com2uSCorp	2,104	66,265
Cosmax, Inc.	3,323	299,656
CosmoAM&T Co. Ltd. (a)	5,225	629,911
Cosmochemical Co. Ltd. (a)	4,945	137,927
Coway Co. Ltd.	14,121	590,538
Creative & Innovative System (a)	9,226	90,187
CS Wind Corp.	5,047	194,944
Cuckoo Homesys Co. Ltd.	1,764	29,678
Curexo, Inc. (a)	8,350	85,717
Daeduck Electronics Co. Ltd.	8,563	152,019
Daejoo Electronic Materials Co. Ltd. (a)	2,655	184,790
Daesang Corp.	4,987	72,643

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Daewoo Engineering & Construction Co. Ltd. (a)	52,482	$145,410
Daewoong Co. Ltd.	2,154	33,120
Daewoong Pharmaceutical Co. Ltd.	1,213	110,015
Daishin Securities Co. Ltd.	3,580	41,856
Daou Data Corp.	2,499	23,649
Daou Technology, Inc.	6,450	101,571
Dawonsys Co. Ltd. (a)	3,177	32,118
DB HiTek Co. Ltd.	7,593	247,601
DB Insurance Co. Ltd.	11,291	807,668
Dear U Co. Ltd. (a)	7,301	164,323
Delivery Hero SE (a) (d)	39,096	1,119,561
Dentium Co. Ltd.	2,224	222,689
Devsisters Co. Ltd. (a)	551	19,912
DGB Financial Group, Inc.	26,545	171,544
DI Dong Il Corp.	3,206	63,822
DL E&C Co. Ltd.	6,686	182,763
DL Holdings Co. Ltd.	2,132	82,984
DN Automotive Corp.	454	28,092
Dong-A Socio Holdings Co. Ltd.	363	31,709
Dong-A ST Co. Ltd.	563	31,281
Dongjin Semichem Co. Ltd.	5,592	193,565
DongKook Pharmaceutical Co. Ltd.	4,240	53,793
Dongkuk Steel Mill Co. Ltd.	7,685	65,761
Dongsuh Cos., Inc.	7,745	98,664
Dongwha Enterprise Co. Ltd. (a)	681	29,238
Doosan Bobcat, Inc.	11,020	442,028
Doosan Co. Ltd. (a)	2,242	251,470
Doosan Enerbility Co. Ltd. (a)	96,849	1,260,386
Doosan Fuel Cell Co. Ltd. (a)	10,534	161,189
Doosan Tesna, Inc. (a)	3,718	139,192
DoubleUGames Co. Ltd.	1,011	31,804
Douzone Bizon Co. Ltd.	3,770	117,476
Dreamtech Co. Ltd.	11,158	88,767
Duk San Neolux Co. Ltd. (a)	1,243	35,086
Ecopro BM Co. Ltd. (a)	10,913	2,249,476
Ecopro Co. Ltd. (a)	4,391	2,146,168
Ecopro HN Co. Ltd.	2,376	146,310
Ecopro Materials Co. Ltd. (a)	3,042	301,884
E-MART, Inc. (a)	5,504	279,237
EMRO, Inc.	2,432	119,590
EM-Tech Co. Ltd.	4,136	95,700
Enchem Co. Ltd. (a)	1,882	330,617
Eo Technics Co. Ltd.	1,871	266,700
ESR Kendall Square REIT Co. Ltd.	16,720	54,709
Eugene Technology Co. Ltd.	3,217	101,797
F&F Co. Ltd.	2,987	159,085
Fadu, Inc. (a)	2,653	32,871
Fila Holdings Corp.	9,123	259,883
Foosung Co. Ltd. (a)	13,563	80,396
Gaonchips Co. Ltd. (a)	996	90,999
GC Cell Corp.	1,225	37,853
Security Description	Shares	Value
GemVax & Kael Co. Ltd. (a)	3,211	$28,049
GigaVis Co. Ltd.	983	50,674
GOLFZON Co. Ltd.	868	54,546
Grand Korea Leisure Co. Ltd.	3,328	31,840
Green Cross Corp.	1,262	117,365
Green Cross Holdings Corp.	5,248	67,634
GS Engineering & Construction Corp. (a)	18,346	206,865
GS Holdings Corp.	11,346	408,751
GS Retail Co. Ltd.	6,723	102,125
HAESUNG DS Co. Ltd.	2,588	98,041
Han Kuk Carbon Co. Ltd.	18,930	151,159
Hana Financial Group, Inc.	64,576	2,825,275
Hana Materials, Inc.	2,047	80,436
Hana Micron, Inc.	5,811	124,961
Hana Technology Co. Ltd. (a)	1,848	81,264
Hana Tour Service, Inc. (a)	2,425	115,643
Hanall Biopharma Co. Ltd. (a)	12,699	358,921
Hancom, Inc.	3,393	54,313
Handsome Co. Ltd.	1,555	23,101
Hanil Cement Co. Ltd.	5,238	48,635
Hanjin Kal Corp.	1,619	71,434
Hankook & Co. Co. Ltd.	2,676	32,062
Hankook Tire & Technology Co. Ltd.	18,375	738,412
Hanmi Pharm Co. Ltd.	1,543	391,982
Hanmi Science Co. Ltd.	6,614	217,887
Hanmi Semiconductor Co. Ltd.	9,833	978,735
Hanon Systems	41,312	183,507
Hansae Co. Ltd.	2,164	32,149
Hansol Chemical Co. Ltd.	1,959	291,758
Hanssem Co. Ltd.	2,499	90,957
Hanwha Aerospace Co. Ltd.	10,677	1,645,666
Hanwha Corp.	8,951	187,497
Hanwha Engine (a)	10,044	73,712
Hanwha General Insurance Co. Ltd.	24,869	83,959
Hanwha Investment & Securities Co. Ltd. (a)	13,008	38,650
Hanwha Life Insurance Co. Ltd.	83,342	179,530
Hanwha Ocean Co. Ltd. (a)	14,844	302,117
Hanwha Solutions Corp.	24,133	495,656
Hanwha Systems Co. Ltd.	37,056	473,711
Harim Holdings Co. Ltd.	12,382	61,899
HD Hyundai Co. Ltd.	8,826	451,708
HD Hyundai Construction Equipment Co. Ltd.	2,085	90,602
HD Hyundai Electric Co. Ltd.	4,672	620,157
HD Hyundai Heavy Industries Co. Ltd.	4,406	388,481
HD Hyundai Infracore Co. Ltd.	37,177	236,386
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	9,908	884,636

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
HDC Hyundai Development Co-Engineering & Construction	6,351	$84,633
Hite Jinro Co. Ltd.	4,760	72,483
HK inno N Corp.	3,166	89,365
HL Mando Co. Ltd.	6,581	166,694
HLB Life Science Co. Ltd. (a)	20,752	329,874
HLB, Inc. (a)	25,936	2,113,411
HMM Co. Ltd.	50,138	586,573
Hotel Shilla Co. Ltd.	5,903	265,717
HPSP Co. Ltd.	9,413	374,073
Hugel, Inc. (a)	1,296	185,892
HYBE Co. Ltd.	4,498	765,119
Hyosung Advanced Materials Corp.	422	106,891
Hyosung Corp.	1,820	84,224
Hyosung Heavy Industries Corp.	1,007	207,571
Hyosung TNC Corp.	406	93,037
Hyundai Bioscience Co. Ltd. (a)	8,944	139,516
Hyundai Department Store Co. Ltd.	2,120	81,729
Hyundai Elevator Co. Ltd.	4,885	150,405
Hyundai Engineering & Construction Co. Ltd.	17,107	422,513
Hyundai Glovis Co. Ltd.	4,136	554,846
Hyundai Home Shopping Network Corp.	629	24,389
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	262,703
Hyundai Mipo Dockyard Co. Ltd. (a)	5,058	235,946
Hyundai Mobis Co. Ltd.	13,446	2,611,795
Hyundai Motor Co.	30,880	5,436,256
Hyundai Motor Co. Preference Shares (e)	7,802	908,712
Hyundai Motor Co. Preference Shares (e)	4,833	567,575
Hyundai Rotem Co. Ltd.	15,169	387,605
Hyundai Steel Co.	18,969	448,070
Hyundai Wia Corp. (a)	3,319	140,279
Il Dong Pharmaceutical Co. Ltd. (a)	2,600	30,997
Iljin Hysolus Co. Ltd. (a)	3,038	56,529
Industrial Bank of Korea	66,386	687,900
Innocean Worldwide, Inc.	1,628	27,088
Innox Advanced Materials Co. Ltd.	3,006	65,535
Intellian Technologies, Inc.	1,883	82,663
INTOPS Co. Ltd.	1,469	33,281
IS Dongseo Co. Ltd.	3,285	71,861
ISC Co. Ltd.	5,870	433,410
i-SENS, Inc.	6,226	92,494
ISU Specialty Chemical (a)	1,405	379,885
IsuPetasys Co. Ltd.	12,315	410,729
Jahwa Electronics Co. Ltd. (a)	2,798	51,024
Security Description	Shares	Value
JB Financial Group Co. Ltd.	28,335	$274,458
Jeio Co. Ltd. (a)	1,882	37,815
Jeisys Medical, Inc.	16,731	100,541
Jeju Air Co. Ltd. (a)	3,342	27,878
Jeju Semiconductor Corp. (a)	5,854	124,364
Jin Air Co. Ltd. (a)	2,445	23,338
JR Global Reit	58,381	180,835
Jusung Engineering Co. Ltd.	10,171	280,671
JW Pharmaceutical Corp.	1,608	39,655
JYP Entertainment Corp.	7,133	376,188
K Car Co. Ltd.	2,518	25,568
Kakao Corp.	68,371	2,762,772
Kakao Games Corp. (a)	8,347	144,774
KakaoBank Corp.	36,042	752,297
Kakaopay Corp. (a)	4,976	143,782
Kangwon Energy Co. Ltd. (a)	2,866	42,684
Kangwon Land, Inc.	21,244	259,110
KB Financial Group, Inc.	84,036	4,388,287
KCC Corp.	1,069	210,425
KCC Glass Corp.	1,162	35,561
KEPCO Engineering & Construction Co., Inc.	3,524	173,550
KEPCO Plant Service & Engineering Co. Ltd.	3,509	94,616
KG Chemical Corp.	7,635	33,801
KG Dongbusteel	4,738	24,706
KG Mobility Co. (a)	10,095	49,566
Kia Corp.	57,251	4,762,943
KIWOOM Securities Co. Ltd.	4,384	401,521
KMW Co. Ltd. (a)	4,866	60,904
Koh Young Technology, Inc.	11,662	168,401
Kolmar BNH Co. Ltd.	790	8,761
Kolmar Korea Co. Ltd.	2,978	105,073
Kolon Industries, Inc.	2,530	71,413
KoMiCo Ltd.	1,382	75,965
Korea Aerospace Industries Ltd.	20,387	763,235
Korea Electric Power Corp.	55,463	910,479
Korea Electric Terminal Co. Ltd.	599	27,586
Korea Gas Corp. (a)	8,763	177,376
Korea Investment Holdings Co. Ltd.	9,412	465,619
Korea Line Corp. (a)	17,625	25,097
Korea Petrochemical Ind Co. Ltd.	507	49,900
Korea Zinc Co. Ltd.	1,735	585,744
Korean Air Lines Co. Ltd.	46,136	743,659
Korean Reinsurance Co.	34,233	211,564
Krafton, Inc. (a)	6,268	1,163,974
KT Corp.	12,940	364,771
KT&G Corp.	22,240	1,547,921
Kum Yang Co. Ltd. (a)	7,826	657,471
Kumho Petrochemical Co. Ltd.	3,498	365,065
Kumho Tire Co., Inc. (a)	24,818	110,056
Kyung Dong Navien Co. Ltd.	1,463	57,922
L&C Bio Co. Ltd.	4,321	75,427

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
L&F Co. Ltd. (a)	5,480	$717,234
Lake Materials Co. Ltd. (a)	7,818	147,794
LEENO Industrial, Inc.	3,095	593,137
LegoChem Biosciences, Inc. (a)	5,149	283,410
LG Chem Ltd.	10,909	3,565,430
LG Chem Ltd. Preference Shares	1,534	341,838
LG Corp.	20,385	1,326,445
LG Display Co. Ltd. (a)	71,602	562,711
LG Electronics, Inc.	23,210	1,668,879
LG Energy Solution Ltd. (a)	10,475	3,124,020
LG H&H Co. Ltd.	2,348	674,096
LG Innotek Co. Ltd.	2,814	412,825
LG Uplus Corp.	46,209	344,959
LIG Nex1 Co. Ltd.	4,497	590,915
Lotte Chemical Corp.	4,266	380,256
Lotte Chilsung Beverage Co. Ltd.	412	39,142
Lotte Corp.	5,009	103,622
Lotte Energy Materials Corp.	5,252	194,865
LOTTE Fine Chemical Co. Ltd.	2,494	87,904
LOTTE Reit Co. Ltd.	26,435	63,719
Lotte Rental Co. Ltd.	2,023	41,700
Lotte Shopping Co. Ltd.	2,741	149,852
Lotte Tour Development Co. Ltd. (a)	20,178	146,136
Lotte Wellfood Co. Ltd.	1,011	92,070
LS Corp.	3,546	300,801
LS Electric Co. Ltd.	3,457	252,679
Lunit, Inc. (a)	4,118	179,556
LX Holdings Corp.	5,008	26,003
LX International Corp.	14,247	280,971
LX Semicon Co. Ltd.	2,737	163,254
Mcnex Co. Ltd.	1,909	35,947
Medytox, Inc.	1,333	146,048
MegaStudyEdu Co. Ltd.	1,164	48,678
Meritz Financial Group, Inc.	35,084	2,129,146
Mezzion Pharma Co. Ltd. (a)	6,067	180,489
Mirae Asset Securities Co. Ltd.	56,403	340,618
MNTech Co. Ltd. (a)	4,310	58,811
Myoung Shin Industrial Co. Ltd.	3,805	44,176
Naturecell Co. Ltd. (a)	12,479	91,211
NAVER Corp.	28,845	4,008,839
NCSoft Corp.	3,175	485,831
Neowiz	1,925	31,672
Netmarble Corp. (a) (d)	5,495	257,556
Nexon Games Co. Ltd. (a)	6,243	64,320
NEXTIN, Inc.	1,384	71,860
NH Investment & Securities Co. Ltd.	36,806	322,334
NHN Corp.	3,708	69,547
NICE Holdings Co. Ltd.	2,514	22,334
NICE Information Service Co. Ltd.	10,100	76,674
NKMax Co. Ltd. (a)	18,462	27,702
Security Description	Shares	Value
NongShim Co. Ltd.	723	$200,050
OCI Co. Ltd.	993	63,360
OCI Holdings Co. Ltd.	2,996	209,414
Orion Corp.	4,950	337,538
Orion Holdings Corp.	5,222	54,848
Oscotec, Inc. (a)	5,686	118,894
Ottogi Corp.	406	120,179
Pan Ocean Co. Ltd.	57,731	182,681
Paradise Co. Ltd.	12,649	134,453
Park Systems Corp.	970	109,375
Partron Co. Ltd.	11,769	68,800
Pearl Abyss Corp. (a)	6,377	143,764
People & Technology, Inc. (a)	3,700	116,119
Peptron, Inc.	2,601	54,773
PharmaResearch Co. Ltd.	1,311	96,603
PI Advanced Materials Co. Ltd. (a)	1,584	25,826
Poongsan Corp.	1,946	72,708
Posco DX Co. Ltd.	11,689	421,542
POSCO Future M Co. Ltd.	6,932	1,557,608
POSCO Holdings, Inc.	15,854	4,957,871
Posco International Corp.	10,734	424,177
Posco M-Tech Co. Ltd. (a)	4,127	70,508
PSK, Inc.	2,330	49,586
Rainbow Robotics (a)	3,635	500,597
S&S Tech Corp.	2,995	100,111
S-1 Corp.	3,092	140,331
Sam Chun Dang Pharm Co. Ltd. (a)	2,749	280,566
Sam-A Aluminum Co. Ltd.	1,022	64,907
Sambu Engineering & Construction Co. Ltd. (a)	57,442	85,336
Samsung Biologics Co. Ltd. (a) (d)	3,983	2,464,504
Samsung C&T Corp.	18,677	2,221,124
Samsung Electro-Mechanics Co. Ltd.	12,818	1,427,237
Samsung Electronics Co. Ltd.	1,063,900	63,853,757
Samsung Electronics Co. Ltd. Preference Shares	182,524	9,110,947
Samsung Engineering Co. Ltd. (a)	33,867	633,945
Samsung Fire & Marine Insurance Co. Ltd.	6,651	1,526,581
Samsung Heavy Industries Co. Ltd. (a)	146,532	938,240
Samsung Life Insurance Co. Ltd.	18,430	1,307,383
Samsung SDI Co. Ltd.	12,027	4,265,844
Samsung SDS Co. Ltd.	8,356	1,015,444
Samsung Securities Co. Ltd.	14,135	427,331
Samyang Foods Co. Ltd.	895	140,940
Samyang Holdings Corp.	808	42,853
SD Biosensor, Inc. (a)	6,738	59,209
SeAH Besteel Holdings Corp.	1,754	29,510
SeAH Steel Holdings Corp.	1,440	247,621

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sebang Global Battery Co. Ltd.	1,623	$94,878
Seegene, Inc.	5,723	104,576
Seojin System Co. Ltd. (a)	5,942	111,668
Seoul Semiconductor Co. Ltd.	9,084	69,028
Seoyon E-Hwa Co. Ltd.	3,772	52,227
SFA Engineering Corp.	4,891	92,825
SFA Semicon Co. Ltd. (a)	9,437	42,480
Shin Poong Pharmaceutical Co. Ltd. (a)	5,405	63,515
Shinhan Financial Group Co. Ltd.	96,676	3,389,495
Shinsegae International, Inc.	1,130	14,966
Shinsegae, Inc.	1,389	175,708
Shinsung Delta Tech Co. Ltd.	3,443	277,742
Shinsung E&G Co. Ltd. (a)	35,569	58,522
SillaJen, Inc. (a)	27,565	105,448
SIMMTECH Co. Ltd.	6,354	145,369
SK Biopharmaceuticals Co. Ltd. (a)	6,766	464,888
SK Bioscience Co. Ltd. (a)	6,365	291,714
SK Chemicals Co. Ltd.	1,680	78,868
SK Discovery Co. Ltd.	2,244	74,592
SK Gas Ltd.	498	55,672
SK Hynix, Inc.	121,416	16,071,555
SK IE Technology Co. Ltd. (a) (d)	6,160	334,482
SK Innovation Co. Ltd. (a)	13,123	1,154,142
SK Networks Co. Ltd.	38,191	173,615
SK oceanplant Co. Ltd. (a)	5,577	54,807
SK REITs Co. Ltd.	35,804	108,775
SK Square Co. Ltd. (a)	23,076	1,347,278
SK Telecom Co. Ltd.	11,658	461,557
SK, Inc.	8,511	1,154,398
SKC Co. Ltd. (a)	3,596	319,466
SL Corp.	1,756	41,479
SM Entertainment Co. Ltd.	2,962	187,896
SNT Motiv Co. Ltd.	938	31,319
S-Oil Corp.	8,983	519,796
SOLUM Co. Ltd. (a)	10,424	191,252
Solus Advanced Materials Co. Ltd.	5,776	75,211
Soulbrain Co. Ltd.	779	169,253
Soulbrain Holdings Co. Ltd.	1,062	47,095
SPG Co. Ltd.	2,642	57,207
ST Pharm Co. Ltd.	2,098	140,880
STCUBE (a)	3,162	14,938
Studio Dragon Corp. (a)	2,238	76,387
Sungeel Hitech Co. Ltd. (a)	859	58,319
Sungwoo Hitech Co. Ltd.	9,530	67,037
Synopex, Inc. (a)	13,749	94,571
Taekwang Industrial Co. Ltd.	74	42,215
Taihan Electric Wire Co. Ltd. (a)	30,467	231,968
TCC Steel	3,940	177,355
TKG Huchems Co. Ltd.	1,984	29,548
Tokai Carbon Korea Co. Ltd.	499	43,034
Security Description	Shares	Value
Top Material Co. Ltd.	995	$51,367
TSE Co. Ltd. (a)	1,344	62,495
Unid Co. Ltd.	888	53,692
UTI, Inc. (a)	2,106	51,780
Value Added Technology Co. Ltd.	3,331	75,589
Vaxcell-Bio Therapeutics Co. Ltd. (a)	2,785	42,512
Voronoi, Inc. (a)	3,210	85,600
VT Co. Ltd. (a)	4,639	60,406
Webzen, Inc.	4,173	51,145
Wemade Co. Ltd. (a)	4,152	186,898
Won Tech Co. Ltd.	14,625	105,593
WONIK IPS Co. Ltd. (a)	5,486	148,738
Wonik QnC Corp.	1,915	45,661
Woori Financial Group, Inc.	132,876	1,440,045
W-Scope Chungju Plant Co. Ltd. (a)	4,231	126,341
Wysiwyg Studios Co. Ltd. (a)	12,676	23,351
YG Entertainment, Inc.	2,609	89,147
Youlchon Chemical Co. Ltd.	2,226	62,088
Youngone Corp.	4,506	135,389
Youngone Holdings Co. Ltd.	1,025	65,783
Yuanta Securities Korea Co. Ltd.	18,956	38,158
Yuhan Corp.	14,955	859,808
Yunsung F&C Co. Ltd.	554	34,485
		244,341,213
SPAIN — 1.6%
Acciona SA	5,526	673,498
Acerinox SA	44,014	483,194
ACS Actividades de Construccion y Servicios SA	48,012	2,010,858
Aena SME SA (d)	16,936	3,337,171
Almirall SA	17,407	155,378
Amadeus IT Group SA	101,731	6,530,641
AmRest Holdings SE (a)	15,970	97,716
Applus Services SA	27,862	344,241
Atresmedia Corp. de Medios de Comunicacion SA	10,812	51,752
Banco Bilbao Vizcaya Argentaria SA (b)	1,322,565	15,769,206
Banco de Sabadell SA	1,215,373	1,909,837
Banco Santander SA	3,654,695	17,846,678
Bankinter SA (b)	149,492	1,094,963
Befesa SA (d)	8,540	294,036
CaixaBank SA (b)	904,492	4,388,993
Cellnex Telecom SA (a) (d)	124,151	4,393,902
Cia de Distribucion Integral Logista Holdings SA	14,361	401,706
CIE Automotive SA	7,659	220,028
Construcciones y Auxiliar de Ferrocarriles SA	3,468	126,596
Distribuidora Internacional de Alimentacion SA (a)	3,493,966	47,546
EDP Renovaveis SA	67,777	918,283

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
eDreams ODIGEO SA (a)	18,564	$135,332
Enagas SA	56,204	835,540
Ence Energia y Celulosa SA (b)	35,434	123,455
Endesa SA	70,987	1,315,971
Faes Farma SA	63,508	215,711
Fluidra SA	20,810	492,648
Gestamp Automocion SA (d)	33,976	109,348
Global Dominion Access SA (d)	10,388	37,752
Grenergy Renovables SA (a) (b)	1,485	39,036
Grifols SA (a)	64,428	580,177
Iberdrola SA	1,385,804	17,204,201
Indra Sistemas SA (b)	38,675	802,382
Industria de Diseno Textil SA	246,330	12,415,918
Inmobiliaria Colonial Socimi SA REIT	60,223	357,074
Laboratorios Farmaceuticos Rovi SA	4,490	392,300
Lar Espana Real Estate Socimi SA REIT (a)	11,653	90,865
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	102,412	102,310
Mapfre SA	217,548	550,257
Melia Hotels International SA (a)	19,010	153,776
Merlin Properties Socimi SA REIT	70,254	756,846
Neinor Homes SA (d)	7,187	78,861
Pharma Mar SA (b)	2,303	71,483
Prosegur Cash SA (b) (d)	40,918	21,168
Redeia Corp. SA	92,191	1,573,645
Repsol SA	280,319	4,674,375
Sacyr SA	88,108	325,436
Solaria Energia y Medio Ambiente SA (a) (b)	16,480	179,853
Talgo SA (d)	13,385	64,979
Tecnicas Reunidas SA (a)	12,804	103,989
Telefonica SA	1,103,780	4,874,425
Unicaja Banco SA (d)	398,000	493,026
Vidrala SA (b)	4,530	470,649
Viscofan SA (b)	9,803	623,588
		111,362,599
SWEDEN — 2.2%
AAK AB	44,512	1,059,036
AcadeMedia AB (d)	15,147	68,761
AddLife AB Class B	25,014	262,010
Addnode Group AB	27,720	296,576
AddTech AB Class B	63,101	1,438,754
AFRY AB	18,947	303,007
Alfa Laval AB	63,909	2,515,095
Alimak Group AB (d)	12,150	111,357
Alleima AB	36,821	248,421
Alligo AB Class B	5,062	72,905
Security Description	Shares	Value
Arjo AB Class B	74,541	$356,580
Assa Abloy AB Class B	223,967	6,432,511
Atea ASA	21,003	251,294
Atlas Copco AB Class A	602,580	10,188,959
Atlas Copco AB Class B	348,783	5,158,711
Atrium Ljungberg AB Class B	12,994	254,227
Attendo AB (a) (d)	18,258	69,667
Avanza Bank Holding AB (b)	28,108	606,975
Axfood AB (b)	24,227	705,108
Beijer Ref AB (b)	83,137	1,236,255
Betsson AB Class B	26,995	267,360
Bilia AB Class A	14,418	185,002
Billerud Aktiebolag	46,642	418,847
BioArctic AB (a) (d)	7,654	154,188
BioGaia AB Class B	31,050	362,694
Biotage AB	25,774	438,461
Boliden AB	59,077	1,642,317
BoneSupport Holding AB (a) (d)	40,703	867,917
Boozt AB (a) (d)	10,974	144,198
Bravida Holding AB (d)	41,659	365,840
Bufab AB	6,983	274,158
Bure Equity AB	11,557	370,512
Calliditas Therapeutics AB Class B (a) (b)	5,556	58,924
Camurus AB (a)	6,510	308,982
Castellum AB (a)	88,059	1,160,383
Catena AB	7,803	381,663
Cibus Nordic Real Estate AB publ	9,643	126,528
Clas Ohlson AB Class B	7,371	99,957
Cloetta AB Class B	28,896	49,157
Coor Service Management Holding AB (d)	14,679	68,847
Corem Property Group AB Class B (b)	130,068	132,713
Creades AB Class A	14,930	100,114
Dios Fastigheter AB	40,777	328,539
Dometic Group AB (d)	69,010	558,529
Electrolux AB Class B (a) (b)	43,281	387,046
Electrolux Professional AB Class B	48,576	318,007
Elekta AB Class B (b)	82,362	621,609
Embracer Group AB (a) (b)	156,185	340,996
Engcon AB (b)	40,688	319,831
Epiroc AB Class A	147,259	2,769,559
Epiroc AB Class B	89,219	1,512,766
EQT AB	83,440	2,642,274
Essity AB Class B (b)	136,149	3,236,732
Evolution AB (d)	40,951	5,095,992
Fabege AB (b)	53,473	500,594
Fastighets AB Balder Class B (a)	140,823	1,036,226
Fortnox AB	109,565	685,921
Getinge AB Class B (b)	51,112	1,029,640
Granges AB	22,094	239,276

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B (b)	148,300	$2,421,321
Hemnet Group AB	31,894	977,765
Hexagon AB Class B	463,930	5,497,253
Hexatronic Group AB (b)	27,906	85,916
Hexpol AB	58,933	719,811
HMS Networks AB (b)	6,563	284,553
Holmen AB Class B (a)	19,373	788,864
Hufvudstaden AB Class A	20,682	251,451
Husqvarna AB Class B	84,931	727,894
Industrivarden AB Class A	28,073	966,432
Industrivarden AB Class C (b)	33,624	1,157,529
Indutrade AB (a)	61,057	1,666,811
Instalco AB	47,213	186,687
Intrum AB (b)	19,978	46,691
Investment AB Latour Class B	33,085	871,016
Investment AB Oresund	3,443	37,803
Investor AB Class B	392,868	9,870,751
INVISIO AB	9,060	206,321
Inwido AB	14,516	198,070
JM AB (b)	12,817	262,511
Kinnevik AB Class B (a)	54,348	609,678
L E Lundbergforetagen AB Class B	18,666	1,011,455
Lifco AB Class B	52,089	1,362,071
Lindab International AB	17,669	380,064
Loomis AB	15,205	424,897
Medicover AB Class B	12,004	154,925
MEKO AB	8,779	99,017
MIPS AB	4,971	163,180
Modern Times Group MTG AB Class B (a)	15,662	122,453
Munters Group AB (d)	26,942	484,032
Mycronic AB	17,504	618,794
NCAB Group AB	38,365	251,698
NCC AB Class B (b)	16,244	223,775
New Wave Group AB Class B (b)	35,695	427,568
Nibe Industrier AB Class B (b)	338,643	1,664,616
Nolato AB Class B	33,273	148,867
Nordnet AB publ	28,576	524,880
Norion Bank AB (a)	28,130	122,858
Note AB (a)	2,802	37,866
NP3 Fastigheter AB	5,090	105,203
Nyfosa AB	32,732	323,261
OX2 AB (a)	55,930	258,398
Pandox AB	24,135	405,613
Paradox Interactive AB	7,501	131,955
Peab AB Class B	29,673	186,903
Platzer Fastigheter Holding AB Class B	9,670	83,201
Ratos AB Class B	39,105	128,660
Rusta AB (a)	11,872	93,532
Rvrc Holding AB	20,248	129,525
Saab AB Class B	17,894	1,593,166
Sagax AB Class B	47,064	1,242,997
Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB (b)	170,381	$67,355
Sandvik AB	237,168	5,272,322
Scandic Hotels Group AB (a) (b) (d)	24,676	144,512
Sdiptech AB Class B (a)	4,839	117,936
Sectra AB Class B (b)	27,773	538,052
Securitas AB Class B	106,228	1,096,297
Skandinaviska Enskilda Banken AB Class A	354,593	4,806,900
Skanska AB Class B (b)	77,857	1,387,105
SKF AB Class B (b)	79,240	1,619,245
SkiStar AB	6,323	95,384
SSAB AB Class A (b)	51,377	379,588
SSAB AB Class B	158,764	1,171,509
Stillfront Group AB (a)	109,706	97,757
Storskogen Group AB Class B (b)	248,688	132,570
Surgical Science Sweden AB (a)	5,185	73,562
Svenska Cellulosa AB SCA Class B (b)	135,416	2,080,771
Svenska Handelsbanken AB Class A (b)	325,926	3,299,617
Svolder AB Class B	24,332	147,117
Sweco AB Class B	43,829	493,930
Swedbank AB Class A (b)	187,461	3,722,011
SwedenCare AB	13,025	77,887
Swedish Orphan Biovitrum AB (a)	49,333	1,232,794
Synsam AB	7,200	39,122
Tele2 AB Class B	114,144	938,337
Telefonaktiebolaget LM Ericsson Class B (b)	654,334	3,527,282
Telia Co. AB (b)	523,186	1,342,142
Thule Group AB (b) (d)	21,956	662,627
Trelleborg AB Class B	50,640	1,813,409
Troax Group AB	8,337	191,962
Truecaller AB Class B (a) (b)	83,057	254,315
Vimian Group AB (a) (b)	58,507	177,831
Vitec Software Group AB Class B	11,478	596,840
Vitrolife AB	14,697	276,275
Volvo AB Class A	43,252	1,192,478
Volvo AB Class B (b)	337,201	9,148,571
Volvo Car AB Class B (a) (b)	164,326	623,642
Wallenstam AB Class B (b)	67,760	331,747
Wihlborgs Fastigheter AB	56,602	525,122
Xvivo Perfusion AB (a)	4,152	106,784
Yubico AB (a)	7,697	137,202
		151,918,975
SWITZERLAND — 3.7%
ABB Ltd.	361,244	16,800,834
Accelleron Industries AG	20,411	765,497
Adecco Group AG	35,012	1,386,175
Alcon, Inc.	112,842	9,363,618

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Allreal Holding AG	3,149	$541,207
ALSO Holding AG	1,574	408,922
Arbonia AG (b)	9,785	131,017
Aryzta AG (a)	198,438	360,656
Autoneum Holding AG (a) (b)	1,620	290,654
Avolta AG (a)	22,401	933,396
Bachem Holding AG (b)	7,819	750,041
Baloise Holding AG	10,725	1,682,516
Banque Cantonale Vaudoise (b)	6,506	756,999
Barry Callebaut AG	807	1,172,824
Basilea Pharmaceutica AG (a)	2,131	89,078
Belimo Holding AG	2,334	1,145,881
Bell Food Group AG	471	141,190
BKW AG	4,709	723,577
Bossard Holding AG Class A (b)	1,440	350,128
Bucher Industries AG	1,557	685,930
Burckhardt Compression Holding AG	655	410,875
Burkhalter Holding AG	1,578	171,168
Bystronic AG (b)	386	204,421
Cembra Money Bank AG	7,119	596,741
Chocoladefabriken Lindt & Spruengli AG (b) (e)	215	2,575,608
Chocoladefabriken Lindt & Spruengli AG (e)	24	2,899,078
Cie Financiere Richemont SA Class A	121,396	18,532,197
Clariant AG (a)	54,858	742,444
Coltene Holding AG (b)	945	60,433
Comet Holding AG	2,088	728,377
Daetwyler Holding AG Bearer Shares (b)	1,529	315,748
DKSH Holding AG	8,338	567,932
DocMorris AG (a) (b)	3,347	336,484
dormakaba Holding AG	655	345,062
Dottikon Es Holding AG (a) (b)	702	185,496
DSM-Firmenich AG	41,656	4,741,785
EFG International AG	21,977	274,743
Emmi AG	446	443,178
EMS-Chemie Holding AG	1,557	1,196,230
Flughafen Zurich AG	4,830	1,097,167
Forbo Holding AG (b)	192	245,569
Galenica AG (d)	10,800	901,699
Geberit AG	7,585	4,488,514
Georg Fischer AG	19,071	1,416,509
Givaudan SA	2,085	9,296,503
Gurit Holding AG Class BR (a) (b)	850	62,662
Helvetia Holding AG	8,200	1,131,631
Huber & Suhner AG (b)	3,513	297,203
Implenia AG	6,673	242,264
Inficon Holding AG	367	537,033
Interroll Holding AG	157	522,927
Intershop Holding AG	240	172,666
IWG PLC (a)	185,466	451,945
Security Description	Shares	Value
Julius Baer Group Ltd.	46,937	$2,713,977
Kardex Holding AG	1,265	355,329
Komax Holding AG (b)	788	152,928
Kuehne & Nagel International AG	12,151	3,386,145
Landis & Gyr Group AG	4,733	363,895
LEM Holding SA	117	221,608
Leonteq AG (b)	1,998	60,337
Logitech International SA	37,136	3,329,747
Lonza Group AG	16,816	10,085,493
Medacta Group SA (d)	1,306	177,478
Medmix AG (d)	7,663	136,295
Meier Tobler Group AG (a)	948	35,417
Metall Zug AG Class B	59	86,466
Meyer Burger Technology AG (a) (b)	641,354	17,802
Mobilezone Holding AG	8,564	141,291
Mobimo Holding AG	1,701	489,130
Novartis AG	462,869	44,899,372
OC Oerlikon Corp. AG	40,233	177,424
Orior AG	1,109	81,879
Partners Group Holding AG	5,125	7,328,744
PSP Swiss Property AG	10,249	1,344,989
Rieter Holding AG (b)	687	99,461
Sandoz Group AG (a)	92,633	2,798,428
Schindler Holding AG (e)	9,346	2,356,474
Schindler Holding AG (e)	5,172	1,263,284
Schweiter Technologies AG (b)	187	105,469
Sensirion Holding AG (a) (b) (d)	2,062	152,698
SFS Group AG (b)	3,812	501,946
SGS SA (a) (b)	33,496	3,254,025
Siegfried Holding AG	869	888,586
SIG Group AG	71,621	1,590,341
Sika AG	34,427	10,266,562
SKAN Group AG	3,808	359,788
Sonova Holding AG	11,325	3,282,955
St. Galler Kantonalbank AG Class A	651	351,267
Stadler Rail AG (b)	11,837	377,438
Straumann Holding AG	25,206	4,029,826
Sulzer AG	4,059	494,362
Swatch Group AG (e)	10,835	492,008
Swatch Group AG Bearer Shares (b) (e)	6,877	1,598,805
Swiss Life Holding AG	6,666	4,678,856
Swiss Prime Site AG	17,413	1,644,250
Swisscom AG (a)	5,829	3,568,458
Swissquote Group Holding SA	2,569	722,184
Tecan Group AG (b)	2,853	1,184,025
Temenos AG	13,800	987,925
TX Group AG	797	131,845
u-blox Holding AG (b)	1,683	162,190
UBS Group AG	742,716	22,874,366
Valiant Holding AG	3,826	449,418
VAT Group AG (d)	6,097	3,163,238

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Vetropack Holding AG	2,150	$77,698
Vontobel Holding AG	5,962	362,075
V-ZUG Holding AG (a)	233	15,444
Ypsomed Holding AG	928	371,427
Zehnder Group AG (a)	1,784	118,445
Zurich Insurance Group AG	32,974	17,803,104
		262,836,849
TAIWAN — 4.9%
Ability Opto-Electronics Technology Co. Ltd.	39,000	271,752
AcBel Polytech, Inc.	176,775	214,869
Accton Technology Corp.	113,000	1,618,901
Acer, Inc.	637,000	928,525
Acter Group Corp. Ltd.	33,000	208,290
Actron Technology Corp.	15,148	84,488
ADATA Technology Co. Ltd.	46,672	144,084
Adimmune Corp. (a)	103,000	85,288
Advanced Ceramic X Corp.	15,000	107,801
Advanced Energy Solution Holding Co. Ltd.	7,000	151,577
Advanced Wireless Semiconductor Co. (a)	33,000	147,453
Advantech Co. Ltd.	113,855	1,447,935
AIC, Inc.	4,000	47,057
Airoha Technology Corp.	9,000	171,825
Alchip Technologies Ltd.	17,000	1,681,222
Alexander Marine Co. Ltd.	4,000	48,307
Allied Supreme Corp.	6,000	81,085
Allis Electric Co. Ltd.	41,000	140,282
Amazing Microelectronic Corp.	10,403	33,644
Andes Technology Corp.	11,000	145,906
AP Memory Technology Corp.	19,000	230,350
Apex International Co. Ltd.	25,000	31,325
Arcadyan Technology Corp.	36,487	218,328
Ardentec Corp.	109,000	280,304
ASE Technology Holding Co. Ltd.	692,325	3,353,083
Asia Cement Corp.	570,000	729,342
Asia Optical Co., Inc.	27,000	54,838
Asia Polymer Corp.	43,860	26,176
Asia Vital Components Co. Ltd.	70,502	1,193,997
ASMedia Technology, Inc.	6,000	433,078
ASPEED Technology, Inc.	6,400	665,927
ASROCK, Inc.	12,000	96,739
Asustek Computer, Inc.	156,000	2,064,337
AUO Corp.	1,439,800	814,298
AURAS Technology Co. Ltd.	20,000	411,830
BES Engineering Corp.	141,000	62,121
Bizlink Holding, Inc.	34,780	279,296
Bora Pharmaceuticals Co. Ltd.	13,092	264,266
Brighton-Best International Taiwan, Inc.	68,000	71,817
Capital Securities Corp.	343,000	203,098
Career Technology MFG. Co. Ltd.	64,733	41,061
Security Description	Shares	Value
Catcher Technology Co. Ltd.	141,000	$958,255
Cathay Financial Holding Co. Ltd.	2,159,606	3,255,925
Cathay Real Estate Development Co. Ltd.	63,000	41,831
Center Laboratories, Inc.	95,592	129,931
Century Iron & Steel Industrial Co. Ltd.	31,000	214,070
Chailease Holding Co. Ltd.	338,968	1,816,458
Chang Hwa Commercial Bank Ltd.	1,190,938	675,411
Chang Wah Electromaterials, Inc.	39,000	48,440
Chang Wah Technology Co. Ltd.	155,000	164,912
Channel Well Technology Co. Ltd.	59,000	146,562
Charoen Pokphand Enterprise	38,500	132,329
Chenbro Micom Co. Ltd.	21,000	165,685
Cheng Loong Corp.	175,000	160,217
Cheng Shin Rubber Industry Co. Ltd.	439,000	681,747
Cheng Uei Precision Industry Co. Ltd.	59,000	84,803
Chia Hsin Cement Corp.	128,520	69,875
Chicony Electronics Co. Ltd.	144,491	1,000,039
Chicony Power Technology Co. Ltd. (a)	27,000	149,327
Chief Telecom, Inc.	11,000	130,439
China Airlines Ltd.	604,000	368,022
China Bills Finance Corp.	81,000	38,218
China Development Financial Holding Corp. (a)	3,727,908	1,613,309
China General Plastics Corp.	144,427	81,683
China Man-Made Fiber Corp. (a)	277,680	62,992
China Metal Products	76,000	88,697
China Motor Corp.	83,000	337,151
China Petrochemical Development Corp. (a)	734,221	216,342
China Steel Chemical Corp.	20,000	77,179
China Steel Corp.	2,667,000	1,983,364
Chin-Poon Industrial Co. Ltd.	91,000	132,078
Chipbond Technology Corp.	142,000	345,643
ChipMOS Technologies, Inc.	103,000	164,138
Chong Hong Construction Co. Ltd.	18,000	49,382
Chroma ATE, Inc.	92,000	725,858
Chun Yuan Steel Industry Co. Ltd.	61,000	36,596
Chung Hung Steel Corp.	220,000	151,577
Chung Hwa Pulp Corp.	235,000	171,825
Chung-Hsin Electric & Machinery Manufacturing Corp.	85,000	470,105
Chunghwa Precision Test Tech Co. Ltd.	3,000	48,182
Chunghwa Telecom Co. Ltd.	858,000	3,364,601

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Cleanaway Co. Ltd.	14,000	$77,866
Clevo Co.	89,000	113,741
Compal Electronics, Inc.	915,000	1,095,021
Compeq Manufacturing Co. Ltd.	215,000	525,349
Continental Holdings Corp.	110,000	103,801
Coretronic Corp.	42,000	102,626
Co-Tech Development Corp.	25,000	45,542
CSBC Corp. Taiwan (a)	161,954	95,897
CTBC Financial Holding Co. Ltd.	3,988,009	4,037,418
CTCI Corp.	119,000	175,878
Cub Elecparts, Inc.	6,929	25,440
CyberPower Systems, Inc.	8,000	59,618
Darfon Electronics Corp.	24,000	46,720
Delpha Construction Co. Ltd. (a)	76,000	106,507
Delta Electronics, Inc.	439,630	4,704,900
Depo Auto Parts Ind Co. Ltd.	33,000	235,099
Dynamic Holding Co. Ltd.	41,000	88,909
Dynapack International Technology Corp.	16,000	47,495
E Ink Holdings, Inc.	185,000	1,312,200
E.Sun Financial Holding Co. Ltd.	3,183,331	2,700,562
Eclat Textile Co. Ltd.	44,182	755,153
ECOVE Environment Corp.	6,000	57,650
EirGenix, Inc. (a)	35,000	96,239
Elan Microelectronics Corp.	62,000	310,935
Elite Material Co. Ltd.	60,000	755,542
Elite Semiconductor Microelectronics Technology, Inc.	103,000	281,610
Elitegroup Computer Systems Co. Ltd. (a)	47,000	45,673
eMemory Technology, Inc.	14,000	1,049,885
Ennoconn Corp.	19,233	209,737
Ennostar, Inc. (a)	141,000	170,283
Episil Technologies, Inc.	51,579	97,828
Episil-Precision, Inc.	13,113	24,297
Eternal Materials Co. Ltd. (a)	186,000	181,911
Etron Technology, Inc.	41,517	66,031
Eva Airways Corp.	596,121	588,605
Ever Supreme Bio Technology Co. Ltd.	11,628	79,025
Evergreen Aviation Technologies Corp.	39,000	134,048
Evergreen International Storage & Transport Corp.	59,000	57,611
Evergreen Marine Corp. Taiwan Ltd.	219,673	1,208,069
EVERGREEN Steel Corp.	24,000	95,990
Everlight Chemical Industrial Corp.	57,000	35,087
Everlight Electronics Co. Ltd.	90,000	150,452
Far Eastern Department Stores Ltd.	98,000	90,946
Security Description	Shares	Value
Far Eastern International Bank	351,965	$156,717
Far Eastern New Century Corp.	749,620	774,132
Far EasTone Telecommunications Co. Ltd.	377,000	952,999
Faraday Technology Corp.	53,738	561,669
Farglory Land Development Co. Ltd.	76,000	137,260
Feng Hsin Steel Co. Ltd. (a)	99,000	219,323
Feng TAY Enterprise Co. Ltd.	130,067	642,136
First Financial Holding Co. Ltd.	2,460,578	2,122,016
Fitipower Integrated Technology, Inc.	17,544	148,011
FLEXium Interconnect, Inc.	66,000	189,111
FocalTech Systems Co. Ltd.	43,000	127,105
Formosa Advanced Technologies Co. Ltd.	14,000	15,880
Formosa Chemicals & Fibre Corp.	831,000	1,420,335
Formosa International Hotels Corp.	16,000	113,238
Formosa Petrochemical Corp.	247,000	529,448
Formosa Plastics Corp.	884,000	1,881,057
Formosa Sumco Technology Corp.	21,000	107,941
Formosa Taffeta Co. Ltd.	154,000	106,345
Fortune Electric Co. Ltd.	26,000	544,315
Foxconn Technology Co. Ltd.	237,180	482,460
Foxsemicon Integrated Technology, Inc.	19,000	177,809
Fubon Financial Holding Co. Ltd.	1,764,488	3,820,801
Fulgent Sun International Holding Co. Ltd.	33,000	126,314
Fusheng Precision Co. Ltd.	24,000	176,606
General Interface Solution Holding Ltd.	52,000	97,489
Genius Electronic Optical Co. Ltd.	14,396	228,961
Getac Holdings Corp.	81,000	336,619
Giant Manufacturing Co. Ltd.	69,994	492,092
Gigabyte Technology Co. Ltd.	110,000	1,075,820
Global Brands Manufacture Ltd.	72,000	165,807
Global Mixed Mode Technology, Inc.	16,000	133,485
Global PMX Co. Ltd.	12,000	40,121
Global Unichip Corp.	21,000	800,537
Globalwafers Co. Ltd.	48,000	832,409
Gloria Material Technology Corp.	174,000	269,942
Gold Circuit Electronics Ltd.	75,100	573,748
Goldsun Building Materials Co. Ltd.	181,715	214,060
Gourmet Master Co. Ltd.	30,000	86,522
Grand Pacific Petrochemical	207,562	84,961

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Grand Process Technology Corp.	4,000	$106,613
Grape King Bio Ltd.	29,000	146,343
Great Tree Pharmacy Co. Ltd.	14,262	133,246
Great Wall Enterprise Co. Ltd.	124,688	224,803
Greatek Electronics, Inc.	75,000	146,000
Gudeng Precision Industrial Co. Ltd.	11,934	161,278
Hannstar Board Corp.	33,000	65,168
HannStar Display Corp. (a)	471,000	157,473
Highwealth Construction Corp.	283,456	358,710
Hiwin Technologies Corp.	72,034	627,978
Holtek Semiconductor, Inc.	33,000	55,681
Holy Stone Enterprise Co. Ltd.	18,900	56,930
Hon Hai Precision Industry Co. Ltd.	2,817,320	13,688,917
Hota Industrial Manufacturing Co. Ltd.	33,841	54,245
Hotai Finance Co. Ltd.	52,800	197,153
Hotai Motor Co. Ltd.	69,260	1,400,198
Hsin Kuang Steel Co. Ltd.	44,000	85,378
HTC Corp. (a)	166,000	247,157
Hu Lane Associate, Inc.	13,000	67,227
Hua Nan Financial Holdings Co. Ltd.	1,985,528	1,420,738
Huaku Development Co. Ltd.	52,000	203,915
Ibase Technology, Inc.	42,000	111,025
IBF Financial Holdings Co. Ltd. (a)	462,742	200,982
Innodisk Corp.	25,709	249,430
Innolux Corp.	1,883,146	894,397
International CSRC Investment Holdings Co.	70,000	37,840
International Games System Co. Ltd.	26,000	913,963
Inventec Corp.	602,000	1,100,411
ITE Technology, Inc.	33,000	181,996
ITEQ Corp.	36,188	101,089
Jentech Precision Industrial Co. Ltd.	18,999	536,069
Johnson Health Tech Co. Ltd.	38,000	85,372
Kaori Heat Treatment Co. Ltd.	35,000	414,486
Kenda Rubber Industrial Co. Ltd.	123,901	124,468
Kenmec Mechanical Engineering Co. Ltd.	38,000	100,333
Kerry TJ Logistics Co. Ltd.	23,000	27,884
Kindom Development Co. Ltd.	36,300	46,561
King Slide Works Co. Ltd.	12,000	461,200
King Yuan Electronics Co. Ltd.	245,000	811,474
King's Town Bank Co. Ltd.	220,000	354,711
Kinik Co.	21,000	169,950
Kinpo Electronics	293,000	139,160
Kinsus Interconnect Technology Corp.	61,000	188,508
KMC Kuei Meng International, Inc.	6,000	26,528
Security Description	Shares	Value
Kung Long Batteries Industrial Co. Ltd.	19,000	$83,116
L&K Engineering Co. Ltd.	54,315	383,558
LandMark Optoelectronics Corp.	11,000	45,886
Largan Precision Co. Ltd.	22,000	1,670,442
Lian HWA Food Corp.	22,000	66,886
Lien Hwa Industrial Holdings Corp.	172,524	366,573
Lite-On Technology Corp.	434,419	1,438,856
Longchen Paper & Packaging Co. Ltd.	190,800	86,745
Lotes Co. Ltd.	18,337	793,562
Lotus Pharmaceutical Co. Ltd.	26,000	248,598
LuxNet Corp.	31,541	120,237
Macronix International Co. Ltd.	372,000	309,772
Makalot Industrial Co. Ltd.	52,077	594,752
Marketech International Corp.	35,000	178,262
MediaTek, Inc.	343,000	12,432,390
Medigen Vaccine Biologics Corp. (a)	61,041	99,562
Mega Financial Holding Co. Ltd.	2,601,631	3,272,006
Mercuries Life Insurance Co. Ltd. (a)	661,020	99,762
Merida Industry Co. Ltd.	53,000	351,915
Merry Electronics Co. Ltd.	38,491	142,521
Microbio Co. Ltd.	67,420	93,851
Micro-Star International Co. Ltd.	172,000	897,527
Mitac Holdings Corp.	154,160	251,446
MPI Corp.	18,000	171,263
Namchow Holdings Co. Ltd.	43,000	78,198
Nan Kang Rubber Tire Co. Ltd. (a)	67,000	84,369
Nan Pao Resins Chemical Co. Ltd.	27,000	264,487
Nan Ya Plastics Corp.	1,062,000	1,828,431
Nan Ya Printed Circuit Board Corp.	50,000	309,341
Nantex Industry Co. Ltd.	69,000	71,687
Nanya Technology Corp.	294,000	621,007
Nien Made Enterprise Co. Ltd.	44,000	488,072
Novatek Microelectronics Corp.	130,000	2,392,551
Nuvoton Technology Corp.	44,000	170,481
O-Bank Co. Ltd.	312,000	96,807
OBI Pharma, Inc. (a)	49,467	97,068
Oneness Biotech Co. Ltd.	71,749	390,093
Orient Semiconductor Electronics Ltd.	121,000	247,267
Oriental Union Chemical Corp.	62,000	34,871
Pan Jit International, Inc.	62,000	111,200
Pan-International Industrial Corp.	108,000	129,080
Pegatron Corp.	428,000	1,333,342
Pegavision Corp.	13,257	188,063

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
PharmaEngine, Inc.	32,000	$99,389
PharmaEssentia Corp. (a)	59,000	589,936
Phihong Technology Co. Ltd. (a)	62,268	103,120
Phison Electronics Corp.	35,000	754,605
Pixart Imaging, Inc.	30,000	144,359
Polaris Group (a)	106,000	238,805
Pou Chen Corp.	543,000	615,050
Powerchip Semiconductor Manufacturing Corp. (a)	680,000	550,315
Powertech Technology, Inc.	155,000	973,487
Poya International Co. Ltd.	12,333	191,719
President Chain Store Corp.	128,000	1,061,884
President Securities Corp.	86,320	65,272
Primax Electronics Ltd.	87,000	233,243
Prince Housing & Development Corp.	113,000	37,251
Qisda Corp.	341,000	477,881
Quanta Computer, Inc.	611,000	5,345,665
Quanta Storage, Inc.	61,000	186,601
Radiant Opto-Electronics Corp.	115,000	619,854
Raydium Semiconductor Corp.	14,000	206,915
Realtek Semiconductor Corp.	110,000	1,914,478
RichWave Technology Corp. (a)	23,781	151,959
Ruentex Development Co. Ltd.	368,416	403,487
Ruentex Industries Ltd.	136,295	253,822
Run Long Construction Co. Ltd.	52,380	207,860
Sakura Development Co. Ltd.	88,098	197,924
San Fu Chemical Co. Ltd.	6,000	30,090
Sanyang Motor Co. Ltd.	154,000	368,597
SDI Corp.	35,000	104,989
Sensortek Technology Corp.	5,000	63,274
Sercomm Corp.	63,000	283,469
Shanghai Commercial & Savings Bank Ltd.	833,492	1,256,612
Shihlin Electric & Engineering Corp.	46,000	402,456
Shihlin Paper Corp. (a)	42,000	74,148
Shin Kong Financial Holding Co. Ltd. (a)	3,135,889	789,766
Shin Zu Shing Co. Ltd.	33,742	189,778
Shinfox Energy Co. Ltd.	17,000	76,492
Shinkong Insurance Co. Ltd.	53,000	139,772
Shinkong Synthetic Fibers Corp.	294,000	144,228
Shiny Chemical Industrial Co. Ltd.	27,750	166,482
ShunSin Technology Holding Ltd.	10,000	57,806
Sigurd Microelectronics Corp.	67,078	150,909
Silicon Integrated Systems Corp.	115,000	134,751
Simplo Technology Co. Ltd.	36,000	507,882
Sinbon Electronics Co. Ltd.	48,000	419,954
Security Description	Shares	Value
Sincere Navigation Corp.	89,000	$67,577
Sino-American Silicon Products, Inc.	109,000	732,264
Sinon Corp.	67,000	81,857
SinoPac Financial Holdings Co. Ltd.	2,272,627	1,526,754
Sinyi Realty, Inc.	36,000	34,421
Sitronix Technology Corp.	24,000	224,975
Soft-World International Corp.	32,000	142,484
Solar Applied Materials Technology Corp.	100,205	155,144
Speed Tech Corp.	15,000	28,403
Sporton International, Inc.	20,527	165,160
St. Shine Optical Co. Ltd.	6,000	35,527
Standard Foods Corp.	51,417	60,730
Sunny Friend Environmental Technology Co. Ltd.	8,995	27,544
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	221,882
Sunplus Technology Co. Ltd.	105,000	91,701
Supreme Electronics Co. Ltd.	151,473	350,243
Synmosa Biopharma Corp.	92,442	114,240
Synnex Technology International Corp.	280,550	687,272
Systex Corp.	72,000	266,596
T3EX Global Holdings Corp.	13,000	39,239
TA Chen Stainless Pipe	382,586	443,512
Ta Ya Electric Wire & Cable	195,246	269,654
Taichung Commercial Bank Co. Ltd.	767,595	408,940
TaiDoc Technology Corp.	5,000	24,372
Taigen Biopharmaceuticals Holdings Ltd. (a)	126,000	60,828
TaiMed Biologics, Inc. (a)	49,971	138,030
Tainan Spinning Co. Ltd.	262,000	125,664
Taishin Financial Holding Co. Ltd.	2,536,292	1,422,546
Taiwan Business Bank	1,392,707	691,926
Taiwan Cement Corp.	1,578,590	1,563,620
Taiwan Cogeneration Corp.	231,124	343,759
Taiwan Cooperative Financial Holding Co. Ltd.	2,324,736	1,888,641
Taiwan Fertilizer Co. Ltd.	111,000	219,548
Taiwan Glass Industry Corp. (a)	164,000	87,884
Taiwan High Speed Rail Corp.	514,000	484,231
Taiwan Hon Chuan Enterprise Co. Ltd.	101,000	460,762
Taiwan Mask Corp.	23,000	48,870
Taiwan Mobile Co. Ltd.	391,000	1,246,176
Taiwan Paiho Ltd.	32,000	57,394
Taiwan Secom Co. Ltd.	50,000	189,823
Taiwan Semiconductor Co. Ltd.	36,000	84,591
Taiwan Semiconductor Manufacturing Co. Ltd.	5,563,000	133,671,223

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Taiwan Shin Kong Security Co. Ltd.	33,000	$42,328
Taiwan Surface Mounting Technology Corp.	62,000	204,384
Taiwan TEA Corp. (a)	240,000	154,858
Taiwan Union Technology Corp.	55,000	314,497
Taiwan-Asia Semiconductor Corp.	53,000	65,084
Tatung Co. Ltd. (a)	383,000	690,521
TCI Co. Ltd.	24,000	116,612
Teco Electric & Machinery Co. Ltd.	342,000	610,190
Test Research, Inc.	44,000	117,825
Thinking Electronic Industrial Co. Ltd.	26,000	134,860
Ton Yi Industrial Corp.	282,000	126,005
Tong Hsing Electronic Industries Ltd.	40,480	185,935
Tong Yang Industry Co. Ltd.	80,000	312,466
Topco Scientific Co. Ltd.	39,097	266,930
Topkey Corp.	8,000	48,495
TPK Holding Co. Ltd.	77,000	88,781
Transcend Information, Inc.	51,000	141,669
Tripod Technology Corp.	109,000	696,502
TSEC Corp.	121,794	113,028
TSRC Corp.	58,000	42,227
TTY Biopharm Co. Ltd.	79,000	193,282
Tung Ho Steel Enterprise Corp.	102,560	219,839
Tung Thih Electronic Co. Ltd.	19,000	71,539
TXC Corp.	62,000	221,820
U-Ming Marine Transport Corp.	67,000	112,631
Unimicron Technology Corp.	307,000	1,822,613
Union Bank of Taiwan	426,274	200,460
Uni-President Enterprises Corp.	1,090,880	2,604,191
United Integrated Services Co. Ltd.	32,000	388,458
United Microelectronics Corp.	2,547,000	4,138,422
United Renewable Energy Co. Ltd.	223,571	79,638
Universal Cement Corp.	122,570	120,642
Universal Vision Biotechnology Co. Ltd.	11,565	98,653
UPC Technology Corp.	80,000	33,121
UPI Semiconductor Corp.	12,000	106,676
USI Corp.	244,000	121,605
Vanguard International Semiconductor Corp.	189,000	500,795
VIA Labs, Inc.	6,000	40,496
Via Technologies, Inc.	38,000	149,609
Visco Vision, Inc.	20,000	142,484
VisEra Technologies Co. Ltd.	21,000	196,853
Visual Photonics Epitaxy Co. Ltd.	57,000	299,217
Security Description	Shares	Value
Vivotek, Inc.	13,000	$60,118
Voltronic Power Technology Corp.	14,200	732,107
Wafer Works Corp.	109,290	132,500
Waffer Technology Corp.	25,000	80,460
Wah Lee Industrial Corp.	18,360	64,540
Walsin Lihwa Corp.	630,816	737,186
Walsin Technology Corp.	63,000	219,492
Wan Hai Lines Ltd.	119,570	164,391
Win Semiconductors Corp.	73,000	331,886
Winbond Electronics Corp.	704,216	594,117
WinWay Technology Co. Ltd.	4,000	88,490
Wisdom Marine Lines Co. Ltd.	77,000	141,713
Wistron Corp.	609,842	2,296,185
Wistron NeWeb Corp.	86,792	418,997
Wiwynn Corp.	21,000	1,437,030
Wowprime Corp.	13,194	99,563
WPG Holdings Ltd.	352,480	1,057,324
WT Microelectronics Co. Ltd.	127,711	598,580
XinTec, Inc.	49,000	189,089
Xxentria Technology Materials Corp.	35,200	80,951
Yageo Corp.	73,467	1,363,582
Yang Ming Marine Transport Corp.	357,000	491,937
Yankey Engineering Co. Ltd.	7,823	95,332
YC INOX Co. Ltd.	86,531	67,865
YFY, Inc.	199,000	185,298
Yieh Phui Enterprise Co. Ltd.	109,200	52,035
Yuanta Financial Holding Co. Ltd.	2,388,705	2,246,630
Yulon Finance Corp.	66,168	298,757
Yulon Motor Co. Ltd.	122,712	261,501
YungShin Global Holding Corp.	30,000	45,089
Zhen Ding Technology Holding Ltd.	158,000	617,120
ZillTek Technology Corp.	16,000	213,477
Zyxel Group Corp.	48,000	71,992
		344,910,706
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (a)	168,896	202,477
THAILAND — 0.5%
Advanced Info Service PCL	255,600	1,429,048
AEON Thana Sinsap Thailand PCL	10,400	43,324
Airports of Thailand PCL	945,400	1,690,643
Amata Corp. PCL	98,300	63,580
AP Thailand PCL	621,274	183,892
Asia Aviation PCL NVDR (a) (b)	2,785,646	186,282
Asset World Corp. PCL	1,538,800	173,754
B Grimm Power PCL	246,100	187,168
Bangchak Corp. PCL	206,300	251,603
Bangkok Airways PCL	214,800	92,425

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Bangkok Aviation Fuel Services PCL	60,400	$38,570
Bangkok Chain Hospital PCL	162,000	91,462
Bangkok Commercial Asset Management PCL	256,500	69,947
Bangkok Dusit Medical Services PCL Class F	2,411,800	1,867,307
Bangkok Expressway & Metro PCL	1,659,300	363,807
Bangkok Land PCL (a)	1,469,600	27,388
Bangkok Life Assurance PCL NVDR (b)	355,700	172,549
Banpu PCL	1,840,732	277,466
Banpu Power PCL	91,700	36,944
BCPG PCL	256,000	47,359
Betagro PCL	135,600	82,131
Beyond Securities PCL (a)	1,193,200	119,688
BTS Group Holdings PCL	1,612,000	247,405
Bumrungrad Hospital PCL	131,200	801,853
Carabao Group PCL	69,500	120,952
Central Pattana PCL	439,700	756,182
Central Plaza Hotel PCL (a)	96,000	113,792
Central Retail Corp. PCL	362,225	357,385
CH Karnchang PCL	146,300	90,617
Charoen Pokphand Foods PCL	661,000	329,708
Chularat Hospital PCL	887,900	70,083
CK Power PCL	64,900	7,364
Com7 PCL Class F	285,000	147,626
CP ALL PCL	1,287,200	1,922,642
CP Axtra PCL	423,700	362,881
Delta Electronics Thailand PCL	685,300	1,356,983
Dhipaya Group Holdings PCL	51,400	44,374
Ditto Thailand PCL	295,920	188,156
Dohome PCL	112,767	33,687
Dynasty Ceramic PCL	1,066,900	55,264
Eastern Polymer Group PCL	280,400	52,641
Electricity Generating PCL	49,100	152,060
Energy Absolute PCL (b)	377,813	354,645
Erawan Group PCL	336,600	43,358
Forth Corp. PCL	364,300	163,742
GFPT PCL	131,000	43,801
Global Power Synergy PCL	162,900	234,389
Gulf Energy Development PCL	636,920	763,693
Gunkul Engineering PCL	705,600	53,373
Hana Microelectronics PCL	82,100	88,878
Home Product Center PCL	1,184,900	347,473
Ichitan Group PCL	565,100	258,641
Indorama Ventures PCL	361,500	236,789
Intouch Holdings PCL	191,900	361,579
IRPC PCL	1,621,600	84,441
I-TAIL Corp. PCL	86,200	47,485
Jasmine International PCL	363,100	23,087
Jaymart Group Holdings PCL	49,300	19,997
JMT Network Services PCL	142,100	86,847
Kasikornbank PCL	110,200	374,506
Security Description	Shares	Value
KCE Electronics PCL	142,900	$153,719
Khon Kaen Sugar Industry PCL	729,800	47,203
Kiatnakin Phatra Bank PCL	25,400	36,199
Krung Thai Bank PCL	699,600	322,118
Krungthai Card PCL	206,500	258,921
Land & Houses PCL	1,692,400	340,915
Major Cineplex Group PCL	75,245	30,108
MBK PCL	118,664	57,564
Mega Lifesciences PCL	50,300	57,210
Minor International PCL	761,417	688,640
MK Restaurants Group PCL	80,900	78,711
Muangthai Capital PCL	156,000	198,808
Nex Point Parts PCL (a)	166,700	43,403
Ngern Tid Lor PCL	253,100	154,687
Origin Property PCL	286,100	54,887
Osotspa PCL	292,600	165,195
Plan B Media PCL	288,360	68,361
Precious Shipping PCL	112,500	23,587
Prima Marine PCL	400,500	83,969
Pruksa Holding PCL	44,000	13,988
PTG Energy PCL	109,300	25,462
PTT Exploration & Production PCL	293,900	1,200,167
PTT Global Chemical PCL	451,400	470,112
PTT Oil & Retail Business PCL	1,143,500	551,575
PTT PCL	2,196,700	2,016,840
Quality Houses PCL	981,000	59,149
R&B Food Supply PCL	72,100	22,329
Ratch Group PCL	219,100	166,633
Ratchthani Leasing PCL	491,700	30,186
Regional Container Lines PCL	47,800	23,974
RS PCL	289,410	102,320
Sansiri PCL	1,966,900	91,640
SC Asset Corp. PCL	489,700	49,926
SCB X PCL	486,900	1,521,250
SCG Packaging PCL	260,600	205,338
Siam Cement PCL	179,465	1,254,226
Siam City Cement PCL	8,800	33,765
Siamgas & Petrochemicals PCL	242,200	52,107
Sino-Thai Engineering & Construction PCL	104,500	27,924
SPCG PCL	112,855	35,260
Sri Trang Agro-Industry PCL	199,100	106,405
Sri Trang Gloves Thailand PCL	169,000	40,064
Srisawad Corp. PCL	142,200	164,658
Star Petroleum Refining PCL (a)	208,500	50,286
Supalai PCL	253,900	146,825
Thai Oil PCL	295,557	475,888
Thai Union Group PCL	372,800	147,128
Thai Vegetable Oil PCL	91,960	47,634
Thanachart Capital PCL	32,400	45,731
Thonburi Healthcare Group PCL	111,000	123,207

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Tipco Asphalt PCL	85,400	$37,214
TMBThanachart Bank PCL	2,553,000	127,344
TOA Paint Thailand PCL	51,700	28,905
TPI Polene PCL	1,118,800	41,701
TPI Polene Power PCL	409,400	37,027
TQM Alpha PCL	37,200	27,272
True Corp. PCL (a) (b)	2,322,870	490,198
TTW PCL	540,600	132,604
VGI PCL	967,590	44,286
WHA Corp. PCL	1,565,200	205,905
WHA Utilities & Power PCL	351,200	38,693
		31,672,067
TURKEY — 0.3%
Agrotech Yueksek Teknoloji VE Yatirim AS (a)	60,552	65,995
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	116,279	47,515
Akbank TAS	668,057	965,990
Akfen Yenilenebilir Enerji AS Class A (a)	92,883	63,736
Aksa Akrilik Kimya Sanayii AS	23,402	71,938
Aksa Enerji Uretim AS	69,891	76,000
Alarko Holding AS	37,401	152,600
Alfa Solar Enerji Sanayi VE Ticaret AS	15,106	41,416
Anadolu Anonim Turk Sigorta Sirketi (a)	44,330	94,547
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	402,480
Aselsan Elektronik Sanayi Ve Ticaret AS	276,860	474,527
Aygaz AS (a)	35,787	165,594
Baticim Bati Anadolu Cimento Sanayii AS (a)	13,407	50,765
BIM Birlesik Magazalar AS	103,155	1,120,765
Can2 Termik AS (a)	155,557	86,885
Cimsa Cimento Sanayi VE Ticaret AS	63,005	61,501
Coca-Cola Icecek AS	7,361	127,871
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	5,987	48,624
Dogan Sirketler Grubu Holding AS	36,502	15,108
Dogus Otomotiv Servis ve Ticaret AS	17,178	166,460
Eczacibasi Yatirim Holding Ortakligi AS	4,470	32,193
EGE Endustri VE Ticaret AS	276	127,306
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39,802	62,252
Eldorado Gold Corp. (a) (b)	47,800	672,538
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	158,361	47,334
Enerjisa Enerji AS (d)	1,575	2,824
Eregli Demir ve Celik Fabrikalari TAS (a)	257,348	335,049
Security Description	Shares	Value
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	20,864	$95,188
Ford Otomotiv Sanayi AS	17,284	617,057
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	52,752
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (a)	23,865	50,383
Gubre Fabrikalari TAS (a)	14,397	72,537
Haci Omer Sabanci Holding AS	243,399	623,695
Hektas Ticaret TAS (a)	253,300	133,884
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	50,870	22,910
Is Yatirim Menkul Degerler AS Class A	75,462	72,075
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (a)	22,577	41,453
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	198,426	140,086
Kayseri Seker Fabrikasi AS	34,972	31,262
Kiler Holding AS (a)	49,731	65,607
Kimteks Poliuretan Sanayi VE Ticaret AS	21,148	37,587
KOC Holding AS (a)	161,546	1,015,655
Kontrolmatik Enerji Ve Muhendislik AS	25,899	182,683
Konya Cimento Sanayii AS (a)	240	72,812
Kordsa Teknik Tekstil AS (a)	22,708	60,399
Koza Altin Isletmeleri AS	302,505	209,263
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	31,169	46,225
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	47,848	104,268
MIA Teknoloji AS (a)	59,900	115,071
Migros Ticaret AS	21,576	272,268
MLP Saglik Hizmetleri AS (a) (d)	8,993	50,814
Nuh Cimento Sanayi AS	16,787	152,034
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	270,453	74,485
Otokar Otomotiv Ve Savunma Sanayi AS	9,030	129,231
Oyak Cimento Fabrikalari AS (a)	66,260	123,807
Oyak Yatirim Menkul Degerler AS (a)	23,810	30,719
Pegasus Hava Tasimaciligi AS (a)	9,317	235,142
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	96,296	37,444
Petkim Petrokimya Holding AS (a)	532,531	328,717
Politeknik Metal Sanayi ve Ticaret AS	178	113,231
Qua Granite Hayal (a)	238,095	29,512

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Reeder Teknoloji Sanayi VE Ticaret AS (a)	46,916	$71,116
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	118,794	111,920
Sasa Polyester Sanayi AS (a)	291,234	387,088
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	43,131
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	65,378	112,156
Sok Marketler Ticaret AS	87,998	157,489
TAV Havalimanlari Holding AS (a)	24,973	137,401
Tekfen Holding AS	45,605	58,106
Tofas Turk Otomobil Fabrikasi AS (a)	31,315	264,007
Turk Hava Yollari AO (a)	111,716	1,028,173
Turkcell Iletisim Hizmetleri AS	258,950	547,483
Turkiye Is Bankasi AS Class C	2,285,862	793,467
Turkiye Petrol Rafinerileri AS	213,067	1,165,045
Turkiye Sigorta AS	56,788	86,993
Turkiye Sinai Kalkinma Bankasi AS (a)	312,500	81,815
Turkiye Sise ve Cam Fabrikalari AS	278,975	392,179
Ulker Biskuvi Sanayi AS (a)	157,977	503,933
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	282,637
Vestel Elektronik Sanayi ve Ticaret AS (a)	39,052	102,603
Yapi ve Kredi Bankasi AS (a)	697,188	592,627
YEO Teknoloji Enerji VE Endustri AS (a)	7,057	43,844
Zorlu Enerji Elektrik Uretim AS (a)	517,064	90,780
		18,074,062
UKRAINE — 0.0% (f)
Ferrexpo PLC (a)	80,085	44,170
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	637,418	1,458,066
Abu Dhabi Islamic Bank PJSC	330,510	982,836
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	817,739
Agthia Group PJSC	198,700	317,621
Air Arabia PJSC	525,287	396,232
Ajman Bank PJSC (a)	178,572	90,448
Al Waha Capital PJSC (a)	424,774	197,801
AL Yah Satellite Communications Co-PJSC-Yah Sat	324,632	194,486
Aldar Properties PJSC	962,198	1,446,363
Amanat Holdings PJSC	457,454	134,538
Americana Restaurants International PLC	575,537	515,635
Aramex PJSC	156,938	104,705
Dana Gas PJSC	949,126	167,484
Security Description	Shares	Value
Dubai Investments PJSC	239,259	$149,203
Dubai Islamic Bank PJSC	637,109	1,013,212
Emaar Properties PJSC	1,485,107	3,296,014
Emirates Central Cooling Systems Corp.	404,767	181,871
Emirates NBD Bank PJSC	405,337	1,909,572
Emirates Telecommunications Group Co. PJSC	761,065	3,796,828
First Abu Dhabi Bank PJSC	995,288	3,631,844
Gulf Navigation Holding PJSC (a)	69,029	115,042
Multiply Group PJSC (a)	955,020	582,551
National Central Cooling Co. PJSC	153,945	135,826
Network International Holdings PLC (a) (d)	110,526	548,994
RAK Properties PJSC	185,714	66,251
Ras Al Khaimah Ceramics	70,256	52,230
		22,303,392
UNITED KINGDOM — 7.1%
3i Group PLC	219,802	7,799,606
4imprint Group PLC	6,524	522,507
888 Holdings PLC (a)	47,272	52,849
AB Dynamics PLC	3,400	72,372
abrdn PLC (b)	399,268	711,673
Admiral Group PLC	60,135	2,155,142
Advanced Medical Solutions Group PLC	39,361	97,457
AG Barr PLC	16,160	118,810
AJ Bell PLC	62,858	240,122
Alfa Financial Software Holdings PLC (d)	26,667	57,100
Allfunds Group PLC	75,545	546,236
Alpha Financial Markets Consulting PLC	21,243	86,946
Alpha Group International PLC	6,913	165,924
Alphawave IP Group PLC (a) (b)	148,398	328,062
Anglogold Ashanti PLC	91,275	2,037,417
AO World PLC (a)	62,970	80,183
Ascential PLC (a) (b)	99,807	383,035
Ashmore Group PLC	105,285	260,283
Ashtead Group PLC	98,819	7,040,586
Ashtead Technology Holdings PLC	17,907	171,920
ASOS PLC (a) (b)	11,344	54,942
Associated British Foods PLC	77,007	2,430,032
Assura PLC REIT	621,575	332,299
Aston Martin Lagonda Global Holdings PLC (a) (d)	126,124	270,695
AstraZeneca PLC	350,057	47,219,128
Auction Technology Group PLC (a)	18,907	147,605
Auto Trader Group PLC (d)	204,905	1,812,441
Aviva PLC	624,631	3,918,497

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
B&M European Value Retail SA	224,613	$1,548,666
Babcock International Group PLC	54,603	358,682
BAE Systems PLC	684,835	11,674,764
Balfour Beatty PLC	127,332	614,777
Barclays PLC	3,422,193	7,919,892
Barratt Developments PLC	211,958	1,273,447
Beazley PLC	156,413	1,314,953
Bellway PLC	26,973	907,722
Berkeley Group Holdings PLC	23,959	1,440,066
Big Yellow Group PLC REIT	40,678	546,752
Bodycote PLC	44,593	392,353
boohoo Group PLC (a) (b)	194,856	88,516
BP PLC	3,865,390	24,204,801
Breedon Group PLC	61,028	296,425
Bridgepoint Group PLC (d)	45,753	150,389
British American Tobacco PLC	473,987	14,406,263
British Land Co. PLC REIT	198,931	993,136
Britvic PLC	53,345	553,930
BT Group PLC	1,460,127	2,022,500
Bunzl PLC	76,020	2,927,063
Burberry Group PLC	80,347	1,231,175
Bytes Technology Group PLC	45,318	292,537
Capita PLC (a)	230,579	38,449
Central Asia Metals PLC	51,544	128,663
Centrica PLC	1,198,556	1,932,718
Ceres Power Holdings PLC (a) (b)	23,094	41,543
Chemring Group PLC	89,914	412,309
CK Hutchison Holdings Ltd.	622,524	3,006,651
Clarkson PLC	6,343	321,313
Close Brothers Group PLC	31,245	165,065
CLS Holdings PLC REIT	22,420	24,385
Coats Group PLC	417,653	427,884
Coca-Cola Europacific Partners PLC (e)	5,000	349,750
Coca-Cola Europacific Partners PLC (e)	41,538	2,938,398
Compass Group PLC	385,919	11,324,907
Computacenter PLC	18,043	614,494
ConvaTec Group PLC (d)	359,105	1,299,223
Craneware PLC	6,020	167,305
Cranswick PLC	11,641	602,337
Crest Nicholson Holdings PLC	47,279	115,389
Croda International PLC	32,506	2,012,918
Currys PLC (a)	208,183	159,239
Custodian Property Income Reit PLC (b)	205,712	211,531
CVS Group PLC	15,156	186,672
Darktrace PLC (a)	74,691	412,136
DCC PLC	23,137	1,683,522
Deliveroo PLC (a) (d)	192,453	287,606
Derwent London PLC REIT	22,196	607,888
Diageo PLC	504,803	18,655,690
Diploma PLC	30,281	1,423,757
Security Description	Shares	Value
Direct Line Insurance Group PLC (a)	300,295	$739,918
DiscoverIE Group PLC	17,794	170,160
Domino's Pizza Group PLC	90,996	396,120
Dowlais Group PLC	300,934	296,521
Dr Martens PLC	130,166	144,289
Drax Group PLC	81,117	513,790
DS Smith PLC	311,055	1,558,794
Dunelm Group PLC	27,955	399,756
easyJet PLC	75,712	545,931
Elementis PLC (a)	110,056	206,318
Empiric Student Property PLC REIT	122,709	147,262
Entain PLC	142,247	1,432,876
Essentra PLC	43,641	96,918
FDM Group Holdings PLC	19,351	83,847
Fevertree Drinks PLC	22,682	344,123
Firstgroup PLC	134,723	307,021
Flutter Entertainment PLC (a) (e)	39,751	7,929,019
Forterra PLC (d)	29,434	64,028
Frasers Group PLC (a)	35,574	364,454
Fund Technologies PLC (a) (b)	4,773	74,042
Future PLC	23,069	178,640
Games Workshop Group PLC	7,646	969,744
Gamma Communications PLC	18,521	320,066
GB Group PLC	86,955	299,220
Genuit Group PLC	53,097	295,800
Genus PLC	15,401	343,386
Grafton Group PLC CDI	46,361	586,944
Grainger PLC	175,844	572,664
Great Portland Estates PLC REIT	50,086	245,365
Greatland Gold PLC (a) (b)	854,395	66,917
Greggs PLC	22,086	801,850
Halfords Group PLC	57,823	117,237
Halma PLC	84,978	2,542,011
Hammerson PLC REIT	1,058,091	398,049
Harbour Energy PLC	143,548	500,127
Hargreaves Lansdown PLC	81,789	760,435
Hays PLC	343,573	409,931
Hill & Smith PLC	18,328	452,870
Hilton Food Group PLC	16,760	178,481
Hiscox Ltd.	80,599	1,262,527
Hollywood Bowl Group PLC	38,461	160,090
Home Reit PLC (a) (c)	160,701	38,622
Howden Joinery Group PLC	123,901	1,419,305
HSBC Holdings PLC	4,330,650	33,863,591
Hunting PLC	40,060	167,252
Ibstock PLC (d)	111,679	212,605
IG Group Holdings PLC	91,148	840,542
IMI PLC	58,930	1,351,146
Impact Healthcare Reit PLC	79,956	85,046
Impax Asset Management Group PLC	39,957	234,460
Imperial Brands PLC	186,782	4,176,356

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Inchcape PLC	87,840	$803,378
Indivior PLC (a)	25,590	547,612
Informa PLC	306,114	3,214,238
IntegraFin Holdings PLC	64,407	226,187
InterContinental Hotels Group PLC	37,231	3,876,382
Intermediate Capital Group PLC	65,626	1,702,808
International Distributions Services PLC (a)	183,438	531,352
Intertek Group PLC	36,446	2,295,114
Investec PLC	145,371	976,230
IP Group PLC	167,453	100,691
ITM Power PLC (a) (b)	81,487	55,299
ITV PLC	823,602	768,867
J D Wetherspoon PLC (a)	16,884	156,873
J Sainsbury PLC	374,385	1,278,835
JD Sports Fashion PLC	552,258	938,326
JET2 PLC	40,306	734,217
John Wood Group PLC (a)	207,041	346,023
Johnson Matthey PLC	40,273	910,151
Johnson Service Group PLC	166,993	277,193
Judges Scientific PLC (b)	1,508	194,308
Jupiter Fund Management PLC	87,814	98,229
Just Eat Takeaway.com NV (a) (b) (d) (e)	35,232	522,739
Just Eat Takeaway.com NV (a) (b) (d) (e)	5,995	89,136
Just Group PLC	234,559	311,715
Kainos Group PLC	16,159	197,086
Keller Group PLC	26,188	346,699
Kier Group PLC (a)	95,769	159,210
Kingfisher PLC	408,664	1,287,514
Lancashire Holdings Ltd.	55,102	430,871
Land Securities Group PLC REIT	159,794	1,328,641
Learning Technologies Group PLC	142,197	153,404
Legal & General Group PLC	1,350,305	4,339,486
Liontrust Asset Management PLC	10,791	91,605
Lloyds Banking Group PLC	14,355,168	9,386,244
London Stock Exchange Group PLC	94,047	11,274,582
LondonMetric Property PLC REIT	456,155	1,170,915
M&G PLC	492,341	1,371,399
Man Group PLC	272,590	920,790
Marks & Spencer Group PLC	433,944	1,453,224
Marlowe PLC (a)	19,502	128,107
Marshalls PLC	41,468	143,952
Me Group International PLC	39,304	82,619
Melrose Industries PLC	298,127	2,534,578
Mitchells & Butlers PLC (a)	53,624	152,958
Mitie Group PLC	312,065	413,927
Mobico Group PLC	80,953	71,176
Security Description	Shares	Value
Molten Ventures PLC (a)	25,668	$76,718
Moneysupermarket.com Group PLC	105,401	292,659
Moonpig Group PLC (a)	56,524	120,887
Morgan Advanced Materials PLC	51,435	185,179
Morgan Sindall Group PLC	9,417	275,988
National Grid PLC	839,981	11,311,389
NatWest Group PLC	1,276,173	4,280,193
NCC Group PLC	91,183	143,293
Next 15 Group PLC	18,298	213,582
Next PLC	27,140	3,165,154
Ninety One PLC	69,121	149,138
Ocado Group PLC (a)	125,132	719,390
OSB Group PLC	85,659	408,380
Oxford Instruments PLC	11,869	318,612
Oxford Nanopore Technologies PLC (a) (b)	125,370	192,424
Pagegroup PLC	68,900	390,452
Pan African Resources PLC	328,869	93,475
Paragon Banking Group PLC	44,251	385,990
Pearson PLC	142,834	1,880,133
Pennon Group PLC	64,587	528,292
Pepco Group NV (a)	35,850	161,821
Persimmon PLC	72,131	1,199,132
Pets at Home Group PLC	96,686	327,820
Phoenix Group Holdings PLC	162,240	1,132,552
Picton Property Income Ltd. REIT	95,313	78,503
Playtech PLC (a)	51,033	297,453
Polar Capital Holdings PLC	18,095	104,121
Premier Foods PLC	147,142	277,700
Primary Health Properties PLC REIT	266,219	315,282
PRS REIT PLC	80,000	80,343
PZ Cussons PLC	62,053	70,314
QinetiQ Group PLC	115,721	533,866
Quilter PLC (d)	280,088	378,942
Rank Group PLC (a)	31,507	27,542
Rathbones Group PLC	12,256	239,667
Reckitt Benckiser Group PLC	161,193	9,187,652
Redde Northgate PLC	49,668	239,365
Redrow PLC	56,797	477,488
RELX PLC (e)	414,000	17,907,022
RELX PLC (e)	11,746	509,330
Renew Holdings PLC	16,446	191,965
Renewi PLC (a)	15,601	113,124
Renishaw PLC	8,997	483,032
Rentokil Initial PLC	569,639	3,394,336
Rightmove PLC	174,494	1,211,481
Rolls-Royce Holdings PLC (a)	1,900,654	10,245,071
Rotork PLC	203,550	845,458
RS Group PLC	114,043	1,047,063
RWS Holdings PLC	68,873	163,219
Safestore Holdings PLC REIT	49,400	470,842
Sage Group PLC	228,450	3,652,099

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Savills PLC	36,289	$488,677
Schroders PLC	192,643	916,480
Segro PLC REIT	284,751	3,251,074
Serco Group PLC	242,613	581,394
Serica Energy PLC	48,012	114,327
Severn Trent PLC	60,913	1,900,624
Shaftesbury Capital PLC REIT	323,238	589,221
SIG PLC (a) (b)	86,698	31,980
Smart Metering Systems PLC	28,811	346,485
Smith & Nephew PLC	198,739	2,489,481
Smiths Group PLC	81,382	1,687,557
Softcat PLC	29,742	596,637
Spectris PLC	24,005	1,002,825
Spirax-Sarco Engineering PLC	16,516	2,096,815
Spire Healthcare Group PLC (d)	49,079	143,838
Spirent Communications PLC	125,923	318,144
SSE PLC	244,796	5,102,436
SSP Group PLC	180,804	500,654
St. James's Place PLC	133,373	782,606
Standard Chartered PLC	512,857	4,349,776
SThree PLC	42,774	232,347
Subsea 7 SA	65,127	1,035,863
Supermarket Income Reit PLC (b)	385,678	378,073
Target Healthcare REIT PLC (b)	132,171	140,585
Tate & Lyle PLC	88,689	691,825
Taylor Wimpey PLC	798,392	1,382,243
Team17 Group PLC (a)	19,803	58,788
Telecom Plus PLC	16,096	331,026
Tesco PLC	1,593,333	5,969,899
THG PLC (a) (b)	181,987	158,674
TORM PLC Class A	11,362	385,286
TP ICAP Group PLC	162,451	462,147
Trainline PLC (a) (d)	98,595	461,334
Travis Perkins PLC	49,344	454,663
Tritax Big Box REIT PLC	405,683	805,617
Trustpilot Group PLC (a) (d)	68,222	171,329
Tyman PLC	34,370	125,695
U.K. Commercial Property REIT Ltd.	128,022	112,883
Unilever PLC	564,643	28,356,654
UNITE Group PLC REIT	79,996	988,317
United Utilities Group PLC	156,806	2,038,296
Urban Logistics REIT PLC	173,538	250,790
Vanquis Banking Group PLC	54,404	36,219
Vesuvius PLC	43,415	271,587
Victoria PLC (a) (b)	17,044	56,949
Victrex PLC	17,698	290,417
Virgin Money U.K. PLC	247,301	668,230
Vistry Group PLC	73,253	1,138,203
Vodafone Group PLC	5,236,935	4,661,322
Volex PLC	21,093	76,740
Volution Group PLC	36,823	202,161
Warehouse Reit PLC	89,420	93,305
Security Description	Shares	Value
Watches of Switzerland Group PLC (a) (d)	51,052	$231,266
Weir Group PLC	60,161	1,536,687
WH Smith PLC	30,286	503,868
Whitbread PLC	41,957	1,756,492
Wickes Group PLC	69,428	136,030
Wincanton PLC	28,124	213,166
Wise PLC Class A (a)	138,849	1,628,774
Workspace Group PLC REIT	31,087	201,262
WPP PLC	242,711	2,310,573
Yellow Cake PLC (a) (d)	46,839	356,200
YouGov PLC	29,430	371,774
Young & Co.'s Brewery PLC Class A (b)	7,261	89,707
		501,495,006
UNITED STATES — 4.1%
Bausch Health Cos., Inc. (a) (b)	62,100	658,515
Brookfield Renewable Corp. Class A	30,000	736,893
BRP, Inc. (b)	9,067	609,380
Burford Capital Ltd.	40,200	631,228
Carnival PLC (a)	32,068	473,763
CRH PLC	161,094	13,895,115
CSL Ltd.	109,092	20,491,733
CyberArk Software Ltd. (a)	9,383	2,492,407
Diversified Energy Co. PLC (b)	9,878	118,295
Eagle Hospitality Trust REIT (a) (c)	112,600	—
Energy Fuels, Inc. (a) (b)	29,700	185,893
Experian PLC	207,486	9,053,164
Ferrovial SE	117,083	4,638,172
Fiverr International Ltd. (a) (b)	6,700	141,169
GCC SAB de CV	46,700	555,200
GSK PLC	929,265	20,057,152
Haleon PLC	1,344,480	5,657,418
Holcim AG	117,700	10,671,014
Inmode Ltd. (a) (b)	17,500	378,175
James Hardie Industries PLC CDI (a)	98,347	3,952,995
JBS SA	175,100	752,095
JS Global Lifestyle Co. Ltd. (d)	278,500	51,242
Legend Biotech Corp. ADR (a)	16,500	925,485
MDA Ltd. (a) (b)	18,800	204,358
Monday.com Ltd. (a)	6,555	1,480,578
Nestle SA	602,938	64,096,051
Pagaya Technologies Ltd. Class A (a) (e)	5,300	53,530
Pagaya Technologies Ltd. Class A (a) (b) (e)	3,383	34,168
Parade Technologies Ltd.	18,000	517,443
PolyPeptide Group AG (a) (b) (d)	2,241	75,388
Primo Water Corp. (b)	34,700	632,331
Qiagen NV (a)	49,427	2,115,762
REC Silicon ASA (a)	95,794	94,482

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Reliance Worldwide Corp. Ltd.	193,546	$726,049
Resolute Forest Products, Inc. (a)	7,600	10,792
RHI Magnesita NV	6,947	309,961
Riskified Ltd. Class A (a)	40,700	220,187
Roche Holding AG	158,652	40,460,047
Roche Holding AG Bearer Shares	7,318	1,974,324
Sanofi SA	257,054	25,252,160
Schneider Electric SE	122,890	27,824,997
Signify NV (d)	28,794	888,767
Sims Ltd.	32,754	271,810
Sinch AB (a) (d)	135,564	340,476
Stellantis NV (e)	119,689	3,402,878
Stellantis NV (e)	380,644	10,830,311
Swiss Re AG	68,112	8,768,276
Taro Pharmaceutical Industries Ltd. (a)	2,400	101,616
Tenaris SA	106,949	2,115,473
Titan Cement International SA	7,754	222,338
Vobile Group Ltd. (a) (b)	279,000	57,394
		290,208,450
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd.	159,800	1,719,333
TOTAL COMMON STOCKS (Cost $5,903,177,607)		6,827,472,507

RIGHTS — 0.0% (f)
INDIA — 0.0% (f)
Hindustan Construction Co. Ltd. (expiring 04/05/24) (a)	16,491	1,849
SOUTH KOREA — 0.0% (f)
Dawonsys Co. Ltd. (expiring 04/23/24) (a)	361	912
Foosung Co. Ltd. (expiring 04/11/24) (a)	1,854	1,790
		2,702
SWEDEN — 0.0% (f)
Vimian Group AB (expiring 04/03/24) (a) (b)	58,507	5,863
SWITZERLAND — 0.0% (f)
Meyer Burger Technology AG (expiring 04/02/24) (a) (b)	641,354	59,813
THAILAND — 0.0%
Tera Rates Rec (F) (expiring 04/05/24) (a) (c)	2,977	—
TOTAL RIGHTS (Cost $67,656)		70,227
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) (a)	2,771	235
Security Description	Shares	Value
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	1,184	$—
		235
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (c)	4,200	—
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
MACAU — 0.0% (f)
MECOM Power & Construction Ltd. (expiring 05/24/24) (a)	25,200	32
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd. (expiring 05/03/26) (a)	30,950	2,452
Scientex Bhd. (expiring 01/14/26) (a)	4,960	665
VS Industry Bhd. (expiring 06/14/24) (a)	88,800	94
		3,211
THAILAND — 0.0% (f)
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (a)	2,116	97
MBK PCL (expiring 05/15/24) (a)	4,746	2,146
MBK PCL (expiring 05/15/25) (a)	4,747	1,965
MBK PCL (expiring 11/15/24) (a)	4,746	2,042
Plan B Media PCL (expiring 01/13/25) (a)	10,680	255
RS PCL (expiring 01/16/26) (a)	28,941	3,950
Srisawad Corp. PCL (expiring 08/29/25) (a)	3,396	92
VGI PCL (expiring 05/23/27) (a)	223,290	428
Vibhavadi Medical Center PCL (expiring 07/18/25) (a)	54,625	105
		11,080
TOTAL WARRANTS (Cost $0)		14,558
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (g) (h)	146,596,896	146,596,896

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	204,133,699	$204,133,699
TOTAL SHORT-TERM INVESTMENTS (Cost $350,730,595)		350,730,595
TOTAL INVESTMENTS — 102.0% (Cost $6,253,975,858)		7,178,287,887
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(139,534,827)
NET ASSETS — 100.0%		$7,038,753,060
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $208,731, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	936	06/21/2024	$110,229,640	$110,312,280	$82,640
E-mini MSCI Emerging Markets Index (long)	1,324	06/21/2024	69,324,955	69,443,800	118,845
S&P/TSX 60 Index (long)	68	06/20/2024	13,274,324	13,480,909	206,585
					$408,070

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,795,239,430	$32,024,346	$208,731	$6,827,472,507
Rights	3,639	66,588	0(a)	70,227
Warrants	14,526	32	0(a)	14,558
Short-Term Investments	350,730,595	—	—	350,730,595
TOTAL INVESTMENTS	$7,145,988,190	$32,090,966	$208,731	$7,178,287,887
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$408,070	$—	$—	$408,070
TOTAL OTHER FINANCIAL INSTRUMENTS:	$408,070	$—	$—	$408,070
(a)	The Portfolio held Level 3 securities that were valued at $0 at March 31, 2024.
Top Five Industries as of March 31, 2024

Description	% of Net Assets
Banks	13.3%
Semiconductors	6.6
Pharmaceuticals	5.8
Oil & Gas	4.8
Insurance	4.6
35.1%
(The top five industries are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	178,964,611	$178,964,611	$307,476,537	$339,844,252	$—	$—	146,596,896	$146,596,896	$2,489,670
State Street Navigator Securities Lending Portfolio II	152,581,117	152,581,117	187,195,080	135,642,498	—	—	204,133,699	204,133,699	349,228
Total		$331,545,728	$494,671,617	$475,486,750	$—	$—		$350,730,595	$2,838,898
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	11,941	$714,908
AeroVironment, Inc. (a)	9,645	1,478,385
AerSale Corp. (a) (b)	11,900	85,442
Archer Aviation, Inc. Class A (a) (b)	52,600	243,012
Astronics Corp. (a)	9,968	189,791
BWX Technologies, Inc.	32,226	3,307,032
Cadre Holdings, Inc.	6,900	249,780
Curtiss-Wright Corp.	13,415	3,433,435
Ducommun, Inc. (a)	4,400	225,720
Eve Holding, Inc. (a) (b)	6,719	36,283
HEICO Corp.	16,146	3,083,886
HEICO Corp. Class A	29,164	4,489,506
Hexcel Corp.	29,517	2,150,313
Kaman Corp.	9,799	449,480
Kratos Defense & Security Solutions, Inc. (a)	50,600	930,028
Leonardo DRS, Inc. (a)	24,300	536,787
Mercury Systems, Inc. (a)	19,200	566,400
Moog, Inc. Class A	10,221	1,631,783
National Presto Industries, Inc.	1,890	158,382
Park Aerospace Corp.	7,400	123,062
Redwire Corp. (a) (b)	3,500	15,365
Rocket Lab USA, Inc. (a) (b)	100,000	411,000
Spirit AeroSystems Holdings, Inc. Class A (a)	42,042	1,516,455
Terran Orbital Corp. (a) (b)	34,500	45,195
Triumph Group, Inc. (a)	22,545	339,077
V2X, Inc. (a)	4,200	196,182
Virgin Galactic Holdings, Inc. (a) (b)	121,400	179,672
Woodward, Inc.	21,074	3,247,925
		30,034,286
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	16,400	225,664
Forward Air Corp.	9,051	281,577
GXO Logistics, Inc. (a)	41,890	2,252,006
Hub Group, Inc. Class A	22,134	956,632
Radiant Logistics, Inc. (a)	12,353	66,953
		3,782,832
AIRLINES — 0.2%
Alaska Air Group, Inc. (a) (b)	44,900	1,930,251
Allegiant Travel Co. (b)	5,450	409,895
Blade Air Mobility, Inc. (a) (b)	20,200	57,570
Security Description	Shares	Value
Frontier Group Holdings, Inc. (a) (b)	13,000	$105,430
Hawaiian Holdings, Inc. (a) (b)	17,445	232,542
JetBlue Airways Corp. (a)	118,236	877,311
Joby Aviation, Inc. (a) (b)	99,000	530,640
SkyWest, Inc. (a)	14,203	981,143
Spirit Airlines, Inc. (b)	38,669	187,158
Sun Country Airlines Holdings, Inc. (a)	14,200	214,278
		5,526,218
AUTO COMPONENTS — 0.8%
Adient PLC (a)	31,100	1,023,812
American Axle & Manufacturing Holdings, Inc. (a)	40,650	299,184
Cooper-Standard Holdings, Inc. (a) (b)	5,700	94,392
Dana, Inc.	45,542	578,383
Dorman Products, Inc. (a)	9,327	899,029
Fox Factory Holding Corp. (a)	14,797	770,480
Gentex Corp.	82,123	2,966,283
Gentherm, Inc. (a)	11,485	661,306
Goodyear Tire & Rubber Co. (a)	98,416	1,351,252
Holley, Inc. (a)	17,000	75,820
LCI Industries (b)	8,513	1,047,610
Lear Corp.	20,451	2,962,941
Luminar Technologies, Inc. (a) (b)	103,500	203,895
Modine Manufacturing Co. (a)	18,183	1,730,840
Patrick Industries, Inc. (b)	7,528	899,370
Phinia, Inc.	16,900	649,467
QuantumScape Corp. (a) (b)	121,701	765,499
Solid Power, Inc. (a) (b)	58,000	117,740
Standard Motor Products, Inc.	7,343	246,358
Stoneridge, Inc. (a)	9,682	178,536
Visteon Corp. (a)	9,558	1,124,116
XPEL, Inc. (a) (b)	8,000	432,160
		19,078,473
AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	45,101	1,972,718
Livewire Group, Inc. (a) (b)	7,648	55,295
Lucid Group, Inc. (a) (b)	267,500	762,375
Rivian Automotive, Inc. Class A (a) (b)	241,900	2,648,805
Thor Industries, Inc.	18,001	2,112,237
Winnebago Industries, Inc. (b)	9,600	710,400
Workhorse Group, Inc. (a) (b)	68,075	15,971
		8,277,801
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
BANKS — 5.4%
1st Source Corp.	5,820	$305,084
ACNB Corp. (b)	2,800	105,280
Amalgamated Financial Corp.	6,400	153,600
Amerant Bancorp, Inc.	9,600	223,584
American National Bankshares, Inc.	3,800	181,488
Ameris Bancorp	22,959	1,110,756
Ames National Corp. (b)	3,022	60,984
Arrow Financial Corp. (b)	5,565	139,236
Associated Banc-Corp.	52,430	1,127,769
Atlantic Union Bankshares Corp. (b)	26,507	935,962
Axos Financial, Inc. (a)	19,432	1,050,105
Banc of California, Inc.	47,951	729,335
BancFirst Corp.	7,652	673,606
Bancorp, Inc. (a)	18,000	602,280
Bank First Corp. (b)	3,300	286,011
Bank of Hawaii Corp. (b)	13,726	856,365
Bank of Marin Bancorp	5,144	86,265
Bank of NT Butterfield & Son Ltd.	16,796	537,304
Bank OZK	37,128	1,687,839
Bank7 Corp.	1,100	31,020
BankUnited, Inc.	25,827	723,156
Bankwell Financial Group, Inc.	1,842	47,781
Banner Corp.	11,900	571,200
Bar Harbor Bankshares	5,380	142,462
BayCom Corp.	3,600	74,196
BCB Bancorp, Inc.	5,000	52,250
Berkshire Hills Bancorp, Inc.	15,416	353,335
Blue Foundry Bancorp (a) (b)	7,206	67,448
Blue Ridge Bankshares, Inc. (b)	6,200	16,678
BOK Financial Corp.	9,708	893,136
Bridgewater Bancshares, Inc. (a)	8,376	97,497
Brookline Bancorp, Inc.	31,222	310,971
Burke & Herbert Financial Services Corp. (b)	2,300	128,869
Business First Bancshares, Inc.	8,800	196,064
Byline Bancorp, Inc.	8,300	180,276
C&F Financial Corp.	1,086	53,214
Cadence Bank	63,245	1,834,105
Cambridge Bancorp	2,591	176,603
Camden National Corp.	5,002	167,667
Capital Bancorp, Inc.	3,300	68,739
Capital City Bank Group, Inc.	4,605	127,559
Capitol Federal Financial, Inc.	46,200	275,352
Capstar Financial Holdings, Inc.	6,600	132,660
Carter Bankshares, Inc. (a)	8,400	106,176
Cathay General Bancorp	24,409	923,392
Central Pacific Financial Corp.	9,354	184,742
Central Valley Community Bancorp	4,200	83,538
Chemung Financial Corp.	1,437	61,044
ChoiceOne Financial Services, Inc.	2,400	65,640
Citizens & Northern Corp.	5,551	104,248
Security Description	Shares	Value
Citizens Financial Services, Inc.	1,300	$63,960
City Holding Co.	5,295	551,845
Civista Bancshares, Inc.	6,500	99,970
CNB Financial Corp.	7,400	150,886
Coastal Financial Corp. (a)	3,713	144,324
Codorus Valley Bancorp, Inc.	3,100	70,556
Colony Bankcorp, Inc.	6,146	70,679
Columbia Banking System, Inc.	72,778	1,408,254
Columbia Financial, Inc. (a) (b)	10,300	177,263
Commerce Bancshares, Inc.	42,126	2,241,103
Community Bank System, Inc.	18,739	900,034
Community Trust Bancorp, Inc.	5,603	238,968
ConnectOne Bancorp, Inc.	12,234	238,563
CrossFirst Bankshares, Inc. (a)	16,923	234,214
Cullen/Frost Bankers, Inc.	20,872	2,349,561
Customers Bancorp, Inc. (a)	9,902	525,400
CVB Financial Corp.	46,800	834,912
Dime Community Bancshares, Inc.	12,240	235,742
Eagle Bancorp, Inc.	10,000	234,900
East West Bancorp, Inc.	49,433	3,910,645
Eastern Bankshares, Inc.	54,700	753,766
Enterprise Bancorp, Inc.	3,578	92,921
Enterprise Financial Services Corp.	12,714	515,680
Equity Bancshares, Inc. Class A (b)	5,300	182,161
Esquire Financial Holdings, Inc.	2,500	118,675
ESSA Bancorp, Inc.	2,900	52,867
Evans Bancorp, Inc.	2,088	62,348
Farmers & Merchants Bancorp, Inc. (b)	4,200	93,618
Farmers National Banc Corp.	13,466	179,906
FB Financial Corp.	12,783	481,408
Fidelity D&D Bancorp, Inc.	1,500	72,645
Financial Institutions, Inc.	5,680	106,898
First BanCorp	57,700	1,012,058
First Bancorp, Inc.	3,700	91,168
First Bancorp/Southern Pines NC	14,114	509,798
First Bancshares, Inc.	10,800	280,260
First Bank	8,400	115,416
First Busey Corp.	17,988	432,611
First Business Financial Services, Inc.	2,246	84,225
First Citizens BancShares, Inc. Class A	3,928	6,422,280
First Commonwealth Financial Corp.	35,706	497,028
First Community Bankshares, Inc.	6,000	207,780
First Community Corp.	3,092	53,894
First Financial Bancorp	33,291	746,384
First Financial Bankshares, Inc.	45,202	1,483,078
First Financial Corp.	4,100	157,153
First Foundation, Inc.	18,450	139,298
First Hawaiian, Inc.	45,600	1,001,376

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
First Horizon Corp.	195,700	$3,013,780
First Interstate BancSystem, Inc. Class A	29,232	795,403
First Merchants Corp.	20,520	716,148
First Mid Bancshares, Inc. (b)	7,900	258,172
First of Long Island Corp.	6,850	75,967
First Western Financial, Inc. (a)	3,100	45,198
Five Star Bancorp	4,266	95,985
Flushing Financial Corp.	9,000	113,490
FNB Corp.	126,698	1,786,442
FS Bancorp, Inc.	2,200	76,362
Fulton Financial Corp.	56,492	897,658
FVCBankcorp, Inc. (a) (b)	5,524	67,282
German American Bancorp, Inc.	9,825	340,338
Glacier Bancorp, Inc.	38,808	1,563,186
Great Southern Bancorp, Inc.	2,968	162,706
Greene County Bancorp, Inc.	2,400	69,096
Guaranty Bancshares, Inc.	2,765	83,945
Hancock Whitney Corp.	30,420	1,400,537
Hanmi Financial Corp.	10,000	159,200
HarborOne Bancorp, Inc.	13,963	148,846
HBT Financial, Inc.	5,200	99,008
Heartland Financial USA, Inc.	15,100	530,765
Heritage Commerce Corp.	20,166	173,024
Heritage Financial Corp.	11,700	226,863
Hilltop Holdings, Inc.	17,200	538,704
Hingham Institution For Savings The	568	99,093
Home Bancorp, Inc.	2,473	94,741
Home BancShares, Inc.	66,223	1,627,099
HomeStreet, Inc.	6,574	98,939
HomeTrust Bancshares, Inc.	5,209	142,414
Hope Bancorp, Inc.	40,621	467,548
Horizon Bancorp, Inc.	14,840	190,397
Independent Bank Corp. (c)	15,565	809,691
Independent Bank Corp. (c)	7,118	180,441
Independent Bank Group, Inc.	12,472	569,347
International Bancshares Corp.	18,550	1,041,397
John Marshall Bancorp, Inc. (b)	4,300	77,056
Kearny Financial Corp.	18,251	117,536
Lakeland Bancorp, Inc.	22,600	273,460
Lakeland Financial Corp.	8,628	572,209
LCNB Corp.	4,100	65,354
Live Oak Bancshares, Inc.	11,790	489,403
Macatawa Bank Corp.	9,546	93,455
MainStreet Bancshares, Inc.	2,900	52,664
Mercantile Bank Corp.	5,500	211,695
Metrocity Bankshares, Inc.	7,100	177,216
Metropolitan Bank Holding Corp. (a)	3,800	146,300
Mid Penn Bancorp, Inc.	5,126	102,571
Middlefield Banc Corp. (b)	2,700	64,476
Midland States Bancorp, Inc.	7,502	188,525
MidWestOne Financial Group, Inc.	4,651	109,019
MVB Financial Corp.	4,373	97,562
Security Description	Shares	Value
National Bank Holdings Corp. Class A	12,848	$463,427
National Bankshares, Inc.	1,900	63,479
NBT Bancorp, Inc.	16,200	594,216
New York Community Bancorp, Inc. (b)	253,425	816,028
Nicolet Bankshares, Inc.	4,616	396,930
Northeast Bank	2,400	132,816
Northeast Community Bancorp, Inc.	4,700	73,931
Northfield Bancorp, Inc. (b)	14,180	137,830
Northrim BanCorp, Inc.	2,100	106,071
Northwest Bancshares, Inc.	45,276	527,465
Norwood Financial Corp.	2,300	62,583
NU Holdings Ltd. Class A (a)	838,800	10,006,884
Oak Valley Bancorp	2,401	59,497
OceanFirst Financial Corp.	20,407	334,879
OFG Bancorp	16,200	596,322
Old National Bancorp (b)	101,195	1,761,805
Old Second Bancorp, Inc.	15,435	213,620
Orange County Bancorp, Inc.	1,900	87,400
Origin Bancorp, Inc.	10,400	324,896
Orrstown Financial Services, Inc.	3,400	91,018
Pacific Premier Bancorp, Inc.	33,801	811,224
Park National Corp. (b)	5,117	695,144
Parke Bancorp, Inc.	3,897	67,126
Pathward Financial, Inc.	9,043	456,491
PCB Bancorp	3,800	62,054
Peapack-Gladstone Financial Corp.	6,300	153,279
Penns Woods Bancorp, Inc.	2,371	46,021
Peoples Bancorp, Inc.	12,214	361,657
Peoples Financial Services Corp.	2,639	113,767
Pinnacle Financial Partners, Inc. (b)	26,689	2,292,051
Pioneer Bancorp, Inc. (a)	3,419	33,540
Plumas Bancorp	1,800	66,222
Ponce Financial Group, Inc. (a) (b)	6,300	56,070
Popular, Inc.	25,010	2,203,131
Preferred Bank	4,377	336,022
Premier Financial Corp.	12,397	251,659
Primis Financial Corp.	7,869	95,766
Princeton Bancorp, Inc. (b)	2,100	64,638
Prosperity Bancshares, Inc.	30,809	2,026,616
Provident Financial Services, Inc.	25,656	373,808
QCR Holdings, Inc.	6,020	365,655
RBB Bancorp	5,500	99,055
Red River Bancshares, Inc.	1,600	79,664
Renasant Corp.	19,132	599,214
Republic Bancorp, Inc. Class A	3,008	153,408
S&T Bancorp, Inc.	13,561	435,037
Sandy Spring Bancorp, Inc.	15,380	356,508
Seacoast Banking Corp. of Florida	29,991	761,471
ServisFirst Bancshares, Inc. (b)	17,900	1,187,844

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shore Bancshares, Inc.	10,425	$119,888
Sierra Bancorp	4,318	87,224
Simmons First National Corp. Class A	43,939	855,053
SmartFinancial, Inc.	5,302	111,713
South Plains Financial, Inc.	4,221	112,954
Southern First Bancshares, Inc. (a)	2,400	76,224
Southern Missouri Bancorp, Inc.	3,100	135,501
Southern States Bancshares, Inc.	2,900	75,168
Southside Bancshares, Inc.	10,255	299,754
SouthState Corp.	26,142	2,222,854
Stellar Bancorp, Inc.	16,898	411,635
Sterling Bancorp, Inc. (a) (b)	8,989	46,383
Stock Yards Bancorp, Inc. (b)	9,700	474,427
Summit Financial Group, Inc.	4,115	111,763
Synovus Financial Corp. (b)	51,248	2,052,995
Texas Capital Bancshares, Inc. (a)	16,672	1,026,162
TFS Financial Corp. (b)	18,617	233,830
Third Coast Bancshares, Inc. (a)	4,300	86,086
Timberland Bancorp, Inc.	2,788	75,053
Tompkins Financial Corp.	4,881	245,465
Towne Bank	24,690	692,801
TriCo Bancshares	10,972	403,550
Triumph Financial, Inc. (a)	7,721	612,430
TrustCo Bank Corp.	6,319	177,943
Trustmark Corp.	21,096	593,009
UMB Financial Corp.	15,389	1,338,689
United Bankshares, Inc.	45,605	1,632,203
United Community Banks, Inc.	40,940	1,077,541
Unity Bancorp, Inc.	2,295	63,342
Univest Financial Corp.	10,740	223,607
USCB Financial Holdings, Inc.	4,383	49,966
Valley National Bancorp	149,968	1,193,745
Veritex Holdings, Inc.	17,850	365,746
Virginia National Bankshares Corp.	1,735	52,224
WaFd, Inc.	24,124	700,320
Washington Trust Bancorp, Inc.	6,023	161,898
Webster Financial Corp.	59,841	3,038,128
WesBanco, Inc.	20,802	620,108
West BanCorp, Inc. (b)	5,200	92,716
Westamerica BanCorp	9,085	444,075
Western Alliance Bancorp	38,483	2,470,224
Wintrust Financial Corp.	21,331	2,226,743
WSFS Financial Corp.	21,624	976,107
Zions Bancorp NA	51,600	2,239,440
		133,091,989
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	3,316	1,009,457
Celsius Holdings, Inc. (a)	50,700	4,204,044
Coca-Cola Consolidated, Inc.	1,646	1,393,191
Duckhorn Portfolio, Inc. (a) (b)	16,900	157,339
MGP Ingredients, Inc. (b)	5,500	473,715
Security Description	Shares	Value
National Beverage Corp. (a)	8,294	$393,633
Primo Water Corp.	55,400	1,008,834
Vita Coco Co., Inc. (a) (b)	13,700	334,691
Zevia PBC Class A (a) (b)	7,700	9,009
		8,983,913
BIOTECHNOLOGY — 4.8%
2seventy bio, Inc. (a) (b)	17,407	93,127
4D Molecular Therapeutics, Inc. (a) (b)	14,400	458,784
89bio, Inc. (a) (b)	29,500	343,380
Aadi Bioscience, Inc. (a)	3,700	8,658
ACADIA Pharmaceuticals, Inc. (a)	42,889	793,018
ACELYRIN, Inc. (a) (b)	27,900	188,325
Acrivon Therapeutics, Inc. (a) (b)	3,100	22,165
Actinium Pharmaceuticals, Inc. (a) (b)	9,600	75,168
Adicet Bio, Inc. (a) (b)	19,400	45,590
ADMA Biologics, Inc. (a)	76,100	502,260
Aduro Biotech, Inc. (a)	2,090	272
Aerovate Therapeutics, Inc. (a) (b)	3,616	106,925
Agenus, Inc. (a) (b)	146,500	84,970
Agios Pharmaceuticals, Inc. (a)	19,404	567,373
Akero Therapeutics, Inc. (a)	21,400	540,564
Aldeyra Therapeutics, Inc. (a)	14,300	46,761
Alector, Inc. (a)	29,535	177,801
Alkermes PLC (a)	58,762	1,590,687
Allakos, Inc. (a) (b)	20,500	25,830
Allogene Therapeutics, Inc. (a) (b)	34,531	154,354
Allovir, Inc. (a) (b)	14,900	11,248
Alnylam Pharmaceuticals, Inc. (a)	44,866	6,705,224
Alpine Immune Sciences, Inc. (a)	13,800	547,032
Altimmune, Inc. (a) (b)	18,700	190,366
ALX Oncology Holdings, Inc. (a) (b)	9,900	110,385
Amicus Therapeutics, Inc. (a)	99,241	1,169,059
AnaptysBio, Inc. (a)	6,014	135,435
Anavex Life Sciences Corp. (a) (b)	23,900	121,651
Anika Therapeutics, Inc. (a)	4,747	120,574
Annexon, Inc. (a) (b)	26,200	187,854
Apellis Pharmaceuticals, Inc. (a)	36,500	2,145,470
Apogee Therapeutics, Inc. (a)	14,900	990,105
Arbutus Biopharma Corp. (a) (b)	41,800	107,844
Arcellx, Inc. (a)	13,500	938,925
Arcturus Therapeutics Holdings, Inc. (a)	8,235	278,096
Arcus Biosciences, Inc. (a)	18,795	354,850
Arcutis Biotherapeutics, Inc. (a) (b)	28,200	279,462
Ardelyx, Inc. (a)	81,100	592,030
ArriVent Biopharma, Inc. (a) (b)	4,300	76,798

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	40,461	$1,157,185
ARS Pharmaceuticals, Inc. (a)	7,500	76,650
Astria Therapeutics, Inc. (a)	18,700	263,203
Atara Biotherapeutics, Inc. (a) (b)	30,300	21,028
Aura Biosciences, Inc. (a)	16,500	129,525
Aurinia Pharmaceuticals, Inc. (a) (b)	48,700	243,987
Avid Bioservices, Inc. (a)	21,068	141,156
Avidity Biosciences, Inc. (a) (b)	26,100	666,072
Avita Medical, Inc. (a) (b)	8,600	137,858
Beam Therapeutics, Inc. (a) (b)	25,700	849,128
BioAtla, Inc. (a) (b)	13,600	46,784
BioCryst Pharmaceuticals, Inc. (a) (b)	68,230	346,608
Biohaven Ltd. (a)	24,200	1,323,498
BioMarin Pharmaceutical, Inc. (a)	66,827	5,836,670
Biomea Fusion, Inc. (a) (b)	6,800	101,660
Bioxcel Therapeutics, Inc. (a)	5,512	15,544
Bluebird Bio, Inc. (a) (b)	78,821	100,891
Blueprint Medicines Corp. (a)	21,542	2,043,474
Bridgebio Pharma, Inc. (a)	41,894	1,295,363
Cabaletta Bio, Inc. (a)	11,800	201,308
CareDx, Inc. (a)	18,148	192,187
Cargo Therapeutics, Inc. (a)	8,300	185,256
Caribou Biosciences, Inc. (a)	29,300	150,602
Carisma Therapeutics, Inc. (a)	8,200	18,614
Cartesian Therapeutics, Inc. (a) (b)	35,700	23,205
Catalyst Pharmaceuticals, Inc. (a)	40,747	649,507
Celcuity, Inc. (a) (b)	6,100	131,760
Celldex Therapeutics, Inc. (a)	22,500	944,325
Century Therapeutics, Inc. (a)	8,300	34,694
Cerevel Therapeutics Holdings, Inc. (a)	25,800	1,090,566
CG oncology, Inc. (a)	8,600	377,540
Chinook Therapeutics, Inc. (a)	17,090	6,665
Cogent Biosciences, Inc. (a)	27,900	187,488
Coherus Biosciences, Inc. (a) (b)	37,817	90,383
Compass Therapeutics, Inc. (a)	28,100	55,638
Crinetics Pharmaceuticals, Inc. (a)	23,300	1,090,673
Cue Biopharma, Inc. (a) (b)	10,600	20,034
Cullinan Oncology, Inc. (a)	8,500	144,840
Cytokinetics, Inc. (a) (b)	32,896	2,306,339
Day One Biopharmaceuticals, Inc. (a) (b)	21,400	353,528
Deciphera Pharmaceuticals, Inc. (a)	18,200	286,286
Denali Therapeutics, Inc. (a)	41,532	852,237
Design Therapeutics, Inc. (a) (b)	9,700	39,091
Disc Medicine, Inc. (a)	3,200	199,232
Dynavax Technologies Corp. (a) (b)	46,038	571,332
Security Description	Shares	Value
Dyne Therapeutics, Inc. (a)	21,300	$604,707
Eagle Pharmaceuticals, Inc. (a) (b)	3,046	15,961
Editas Medicine, Inc. (a)	28,839	213,985
Emergent BioSolutions, Inc. (a) (b)	18,600	47,058
Enanta Pharmaceuticals, Inc. (a)	6,600	115,236
Entrada Therapeutics, Inc. (a)	7,340	104,008
Erasca, Inc. (a)	27,800	57,268
Exact Sciences Corp. (a)	63,829	4,408,031
Exelixis, Inc. (a)	106,908	2,536,927
Fate Therapeutics, Inc. (a) (b)	29,489	216,449
Fennec Pharmaceuticals, Inc. (a)	5,600	62,272
FibroGen, Inc. (a) (b)	33,508	78,744
Foghorn Therapeutics, Inc. (a) (b)	8,000	53,680
Genelux Corp. (a)	6,200	39,866
Generation Bio Co. (a)	14,100	57,387
Geron Corp. (a) (b)	184,783	609,784
Gritstone bio, Inc. (a) (b)	33,300	85,581
Gtx, Inc. CVR (a) (b)	85	161
Halozyme Therapeutics, Inc. (a)	44,958	1,828,891
Heron Therapeutics, Inc. (a) (b)	38,217	105,861
HilleVax, Inc. (a)	9,000	149,670
Humacyte, Inc. (a) (b)	21,900	68,109
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	23,300	1,022,404
IGM Biosciences, Inc. (a) (b)	4,900	47,285
Immuneering Corp. Class A (a) (b)	7,500	21,675
ImmunityBio, Inc. (a) (b)	47,500	255,075
Immunovant, Inc. (a)	18,900	610,659
Inhibrx, Inc. (a)	12,000	419,520
Inozyme Pharma, Inc. (a) (b)	16,200	124,092
Insmed, Inc. (a)	48,866	1,325,735
Intellia Therapeutics, Inc. (a) (b)	30,500	839,055
Ionis Pharmaceuticals, Inc. (a)	51,212	2,220,040
Iovance Biotherapeutics, Inc. (a)	84,500	1,252,290
Ironwood Pharmaceuticals, Inc. (a)	48,378	421,372
iTeos Therapeutics, Inc. (a)	8,000	109,120
Janux Therapeutics, Inc. (a) (b)	6,100	229,665
KalVista Pharmaceuticals, Inc. (a) (b)	10,300	122,158
Karyopharm Therapeutics, Inc. (a) (b)	41,400	62,514
Keros Therapeutics, Inc. (a)	9,347	618,771
Kezar Life Sciences, Inc. (a) (b)	22,030	19,862
Kiniksa Pharmaceuticals Ltd. Class A (a)	11,125	219,496
Kodiak Sciences, Inc. (a)	12,035	63,304
Krystal Biotech, Inc. (a)	7,567	1,346,396
Kura Oncology, Inc. (a)	24,400	520,452
Kymera Therapeutics, Inc. (a)	14,900	598,980
Larimar Therapeutics, Inc. (a) (b)	9,100	69,069
LENZ Therapeutics, Inc.	1,229	27,434
Lexeo Therapeutics, Inc. (a)	4,500	70,560

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Lexicon Pharmaceuticals, Inc. (a) (b)	31,021	$74,450
Lineage Cell Therapeutics, Inc. (a) (b)	39,700	58,756
Lyell Immunopharma, Inc. (a) (b)	60,300	134,469
MacroGenics, Inc. (a)	21,434	315,509
Madrigal Pharmaceuticals, Inc. (a) (b)	5,259	1,404,363
MannKind Corp. (a) (b)	92,400	418,572
MeiraGTx Holdings PLC (a) (b)	12,300	74,661
Merrimack Pharmaceuticals, Inc. (a) (b)	3,300	48,741
Mersana Therapeutics, Inc. (a) (b)	39,700	177,856
MiMedx Group, Inc. (a)	39,000	300,300
Mineralys Therapeutics, Inc. (a)	6,200	80,042
Mirum Pharmaceuticals, Inc. (a) (b)	8,400	211,008
Monte Rosa Therapeutics, Inc. (a) (b)	10,200	71,910
Morphic Holding, Inc. (a)	13,100	461,120
Mural Oncology PLC (a)	5,636	27,560
Myriad Genetics, Inc. (a)	32,195	686,397
Natera, Inc. (a)	38,849	3,553,130
Neurocrine Biosciences, Inc. (a)	34,422	4,747,482
Nkarta, Inc. (a) (b)	10,900	117,829
Novavax, Inc. (a) (b)	43,293	206,941
Nurix Therapeutics, Inc. (a) (b)	16,200	238,140
Nuvalent, Inc. Class A (a) (b)	9,400	705,846
Nuvectis Pharma, Inc. (a) (b)	2,100	17,220
Ocean Biomedical, Inc. (a) (b)	2,400	9,084
Olema Pharmaceuticals, Inc. (a)	9,000	101,880
Omega Therapeutics, Inc. (a) (b)	7,500	27,375
Organogenesis Holdings, Inc. (a)	24,098	68,438
ORIC Pharmaceuticals, Inc. (a) (b)	13,200	181,500
Outlook Therapeutics, Inc. (a) (b)	3,325	39,701
Ovid therapeutics, Inc. (a) (b)	18,300	55,815
PDS Biotechnology Corp. (a) (b)	8,600	34,056
PepGen, Inc. (a)	3,709	54,522
PMV Pharmaceuticals, Inc. (a)	11,100	18,870
Poseida Therapeutics, Inc. (a) (b)	23,900	76,241
Precigen, Inc. (a) (b)	43,141	62,554
Prelude Therapeutics, Inc. (a) (b)	3,400	16,116
Prime Medicine, Inc. (a)	13,500	94,500
ProKidney Corp. (a) (b)	19,000	31,160
Protagonist Therapeutics, Inc. (a)	19,902	575,765
Protalix BioTherapeutics, Inc. (a) (b)	27,400	34,524
Prothena Corp. PLC (a) (b)	14,400	356,688
PTC Therapeutics, Inc. (a)	25,600	744,704
Rallybio Corp. (a) (b)	10,300	19,055
RAPT Therapeutics, Inc. (a) (b)	10,000	89,800
Recursion Pharmaceuticals, Inc. Class A (a) (b)	49,200	490,524
Security Description	Shares	Value
REGENXBIO, Inc. (a)	14,500	$305,515
Relay Therapeutics, Inc. (a)	31,300	259,790
Reneo Pharmaceuticals, Inc. (a) (b)	4,400	7,304
Replimune Group, Inc. (a)	16,900	138,073
REVOLUTION Medicines, Inc. (a)	48,344	1,558,127
Rhythm Pharmaceuticals, Inc. (a)	19,200	831,936
Rigel Pharmaceuticals, Inc. (a) (b)	52,689	77,980
Rocket Pharmaceuticals, Inc. (a)	21,700	584,598
Roivant Sciences Ltd. (a)	131,500	1,386,010
Sage Therapeutics, Inc. (a)	18,772	351,787
Sagimet Biosciences, Inc. Class A (a) (b)	5,000	27,100
Sana Biotechnology, Inc. (a)	34,300	343,000
Sangamo Therapeutics, Inc. (a) (b)	53,865	36,100
Sarepta Therapeutics, Inc. (a)	31,952	4,136,506
Savara, Inc. (a)	32,200	160,356
Scholar Rock Holding Corp. (a)	20,000	355,200
Seres Therapeutics, Inc. (a) (b)	30,746	23,800
SpringWorks Therapeutics, Inc. (a)	24,600	1,210,812
Stoke Therapeutics, Inc. (a) (b)	8,900	120,150
Summit Therapeutics, Inc. (a) (b)	40,100	166,014
Sutro Biopharma, Inc. (a)	20,000	113,000
Syndax Pharmaceuticals, Inc. (a)	26,320	626,416
Tango Therapeutics, Inc. (a)	15,700	124,658
Tenaya Therapeutics, Inc. (a) (b)	15,800	82,634
TG Therapeutics, Inc. (a) (b)	49,245	749,016
Tobira Therapeutics, Inc. CVR (a)	200	906
Travere Therapeutics, Inc. (a) (b)	24,998	192,735
Turnstone Biologics Corp. (a) (b)	5,549	14,538
Twist Bioscience Corp. (a)	20,012	686,612
Tyra Biosciences, Inc. (a) (b)	4,907	80,475
Ultragenyx Pharmaceutical, Inc. (a)	28,476	1,329,544
United Therapeutics Corp. (a)	15,821	3,634,400
UroGen Pharma Ltd. (a) (b)	9,800	147,000
Vanda Pharmaceuticals, Inc. (a)	22,551	92,685
Vaxcyte, Inc. (a)	37,600	2,568,456
Vaxxinity, Inc. Class A (a)	13,100	9,399
Vera Therapeutics, Inc. (a)	14,300	616,616
Veracyte, Inc. (a)	27,087	600,248
Vericel Corp. (a)	16,973	882,935
Verve Therapeutics, Inc. (a)	25,200	334,656
Vigil Neuroscience, Inc. (a)	4,900	16,709
Viking Therapeutics, Inc. (a) (b)	35,800	2,935,600
Vir Biotechnology, Inc. (a)	32,439	328,607
Viridian Therapeutics, Inc. (a)	16,300	285,413
Vor BioPharma, Inc. (a) (b)	11,600	27,492
Voyager Therapeutics, Inc. (a)	16,500	153,615
X4 Pharmaceuticals, Inc. (a)	45,400	63,106
Xencor, Inc. (a)	20,085	444,481

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
XOMA Corp. (a)	2,200	$52,910
Y-mAbs Therapeutics, Inc. (a) (b)	13,200	214,632
Zentalis Pharmaceuticals, Inc. (a) (b)	20,000	315,200
Zura Bio Ltd. (a) (b)	6,100	15,677
Zymeworks, Inc. (a)	18,500	194,620
		117,317,983
BROADLINE RETAIL — 0.5%
Big Lots, Inc. (a) (b)	10,449	45,244
ContextLogic, Inc. Class A (a) (b)	7,503	42,692
Coupang, Inc. (a)	393,800	7,005,702
Dillard's, Inc. Class A (b)	1,152	543,329
Kohl's Corp. (b)	39,306	1,145,770
Macy's, Inc.	94,700	1,893,053
Nordstrom, Inc. (b)	40,700	824,989
Ollie's Bargain Outlet Holdings, Inc. (a)	21,969	1,748,074
Savers Value Village, Inc. (a) (b)	9,400	181,232
		13,430,085
BUILDING PRODUCTS — 2.2%
AAON, Inc.	23,950	2,109,995
Advanced Drainage Systems, Inc.	23,700	4,082,088
American Woodmark Corp. (a)	5,756	585,155
Apogee Enterprises, Inc.	7,909	468,213
Armstrong World Industries, Inc.	15,795	1,962,055
AZEK Co., Inc. (a)	51,892	2,606,016
AZZ, Inc. (b)	8,693	672,056
Carlisle Cos., Inc.	17,138	6,715,525
CSW Industrials, Inc.	5,471	1,283,497
Fortune Brands Innovations, Inc.	44,500	3,767,815
Gibraltar Industries, Inc. (a)	10,700	861,671
Griffon Corp.	13,600	997,424
Hayward Holdings, Inc. (a)	47,700	730,287
Insteel Industries, Inc.	6,587	251,755
Janus International Group, Inc. (a)	30,300	458,439
JELD-WEN Holding, Inc. (a)	30,309	643,460
Lennox International, Inc.	11,356	5,550,359
Masonite International Corp. (a)	7,793	1,024,390
Masterbrand, Inc. (a)	45,400	850,796
Owens Corning	31,381	5,234,351
Quanex Building Products Corp.	11,050	424,651
Resideo Technologies, Inc. (a)	51,777	1,160,840
Simpson Manufacturing Co., Inc.	14,954	3,068,262
Trex Co., Inc. (a)	38,305	3,820,924
UFP Industries, Inc.	20,610	2,535,236
Zurn Elkay Water Solutions Corp.	52,190	1,746,799
		53,612,059
CAPITAL MARKETS — 4.6%
Affiliated Managers Group, Inc.	11,839	1,982,677
AlTi Global, Inc. (a) (b)	8,000	45,280
ARES Management Corp. Class A	60,030	7,982,789
Security Description	Shares	Value
Artisan Partners Asset Management, Inc. Class A	22,002	$1,007,032
AssetMark Financial Holdings, Inc. (a)	7,800	276,198
B Riley Financial, Inc. (b)	6,934	146,793
Bakkt Holdings, Inc. (a) (b)	22,900	10,529
BGC Group, Inc. Class A	126,500	982,905
Blue Owl Capital, Inc.	164,600	3,104,356
Brightsphere Investment Group, Inc.	11,773	268,895
Carlyle Group, Inc. (b)	74,340	3,487,289
Cohen & Steers, Inc. (b)	9,009	692,702
Coinbase Global, Inc. Class A (a)	61,500	16,304,880
Diamond Hill Investment Group, Inc.	968	149,237
Donnelley Financial Solutions, Inc. (a)	8,675	537,937
Evercore, Inc. Class A	12,441	2,396,012
Forge Global Holdings, Inc. (a)	37,200	71,796
GCM Grosvenor, Inc. Class A (b)	15,400	148,764
Hamilton Lane, Inc. Class A	12,804	1,443,779
Houlihan Lokey, Inc.	18,100	2,320,239
Interactive Brokers Group, Inc. Class A	36,475	4,074,622
Janus Henderson Group PLC	47,400	1,558,986
Jefferies Financial Group, Inc.	64,819	2,858,518
KKR & Co., Inc.	238,333	23,971,533
Lazard, Inc.	39,202	1,641,388
LPL Financial Holdings, Inc.	27,006	7,134,985
MarketWise, Inc.	11,400	19,722
Moelis & Co. Class A	23,500	1,334,095
Morningstar, Inc.	8,997	2,774,405
Open Lending Corp. Class A (a) (b)	34,200	214,092
P10, Inc. Class A (b)	16,200	136,404
Patria Investments Ltd. Class A	19,700	292,348
Perella Weinberg Partners	14,100	199,233
Piper Sandler Cos.	6,071	1,205,033
PJT Partners, Inc. Class A (b)	8,272	779,719
Robinhood Markets, Inc. Class A (a)	226,700	4,563,471
SEI Investments Co.	35,806	2,574,451
Silvercrest Asset Management Group, Inc. Class A	3,000	47,430
StepStone Group, Inc. Class A	19,026	679,989
Stifel Financial Corp.	34,516	2,698,116
StoneX Group, Inc. (a)	9,554	671,264
TPG, Inc.	25,800	1,153,260
Tradeweb Markets, Inc. Class A	40,992	4,270,137
Value Line, Inc. (b)	200	8,100
Victory Capital Holdings, Inc. Class A	9,400	398,842
Virtu Financial, Inc. Class A	31,397	644,266
Virtus Investment Partners, Inc.	2,427	601,848
WisdomTree, Inc. (b)	48,699	447,544
XP, Inc. Class A	116,800	2,997,088
		113,310,978

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 1.6%
AdvanSix, Inc.	9,400	$268,840
American Vanguard Corp.	9,552	123,698
Arcadium Lithium PLC (a) (b)	356,647	1,537,149
Ashland, Inc.	17,630	1,716,633
Aspen Aerogels, Inc. (a) (b)	18,200	320,320
Avient Corp.	31,546	1,369,096
Axalta Coating Systems Ltd. (a)	78,200	2,689,298
Balchem Corp.	11,286	1,748,766
Cabot Corp.	18,698	1,723,956
Chemours Co. (b)	53,143	1,395,535
Core Molding Technologies, Inc. (a)	2,400	45,432
Danimer Scientific, Inc. (a) (b)	27,600	30,084
Ecovyst, Inc. (a)	31,550	351,782
Element Solutions, Inc.	80,400	2,008,392
Ginkgo Bioworks Holdings, Inc. (a) (b)	569,100	660,156
Hawkins, Inc.	6,896	529,613
HB Fuller Co.	19,099	1,522,954
Huntsman Corp.	59,139	1,539,388
Ingevity Corp. (a)	12,838	612,373
Innospec, Inc.	8,695	1,121,133
Intrepid Potash, Inc. (a) (b)	3,690	76,973
Koppers Holdings, Inc.	7,030	387,845
Kronos Worldwide, Inc. (b)	7,000	82,600
LSB Industries, Inc. (a)	18,100	158,918
Mativ Holdings, Inc.	18,821	352,894
Minerals Technologies, Inc.	11,392	857,590
NewMarket Corp.	2,223	1,410,760
Olin Corp.	42,447	2,495,884
Origin Materials, Inc. (a) (b)	42,700	21,777
Orion SA	19,200	451,584
Perimeter Solutions SA (a) (b)	54,000	400,680
PureCycle Technologies, Inc. (a) (b)	41,600	258,752
Quaker Chemical Corp.	4,907	1,007,162
Rayonier Advanced Materials, Inc. (a)	21,100	100,858
RPM International, Inc.	44,964	5,348,468
Scotts Miracle-Gro Co. (b)	14,844	1,107,214
Sensient Technologies Corp.	14,719	1,018,408
Stepan Co.	7,678	691,327
Trinseo PLC	11,416	43,152
Tronox Holdings PLC (b)	40,769	707,342
Valhi, Inc. (b)	1,470	25,255
Westlake Corp.	11,496	1,756,589
		40,076,630
COMMERCIAL SERVICES & SUPPLIES — 1.3%
ABM Industries, Inc.	22,000	981,640
ACCO Brands Corp.	33,442	187,610
ACV Auctions, Inc. Class A (a)	44,900	842,773
Aris Water Solutions, Inc. Class A (b)	10,000	141,500
BrightView Holdings, Inc. (a)	14,900	177,310
Brink's Co.	15,514	1,433,183
Security Description	Shares	Value
Casella Waste Systems, Inc. Class A (a)	20,000	$1,977,400
CECO Environmental Corp. (a)	10,700	246,314
Cimpress PLC (a) (b)	6,333	560,534
Clean Harbors, Inc. (a)	17,853	3,593,987
CompX International, Inc.	600	20,580
CoreCivic, Inc. (a)	40,025	624,790
Deluxe Corp.	14,676	302,179
Driven Brands Holdings, Inc. (a)	22,600	356,854
Ennis, Inc.	9,197	188,630
Enviri Corp. (a)	26,825	245,449
GEO Group, Inc. (a) (b)	42,380	598,406
Healthcare Services Group, Inc. (a)	24,765	309,067
HNI Corp.	16,311	736,115
Interface, Inc.	20,462	344,171
LanzaTech Global, Inc. (a) (b)	6,300	19,499
Li-Cycle Holdings Corp. (a) (b)	48,400	49,852
Liquidity Services, Inc. (a)	7,824	145,526
Matthews International Corp. Class A	10,131	314,872
MillerKnoll, Inc.	25,834	639,650
Montrose Environmental Group, Inc. (a)	9,700	379,949
MSA Safety, Inc.	12,973	2,511,443
NL Industries, Inc.	1,431	10,489
OPENLANE, Inc. (a)	36,892	638,232
Performant Financial Corp. (a)	24,200	71,148
Pitney Bowes, Inc. (b)	65,264	282,593
Quad/Graphics, Inc. (b)	10,400	55,224
RB Global, Inc. (b)	65,098	4,958,515
SP Plus Corp. (a)	7,000	365,540
Steelcase, Inc. Class A	32,100	419,868
Stericycle, Inc. (a)	32,794	1,729,884
Tetra Tech, Inc.	18,895	3,490,095
UniFirst Corp.	5,305	920,046
Vestis Corp.	42,370	816,470
Viad Corp. (a)	7,154	282,511
VSE Corp.	4,680	374,400
		32,344,298
COMMUNICATIONS EQUIPMENT — 0.4%
ADTRAN Holdings, Inc. (b)	27,837	151,433
Aviat Networks, Inc. (a) (b)	4,000	153,360
Calix, Inc. (a)	20,500	679,780
Cambium Networks Corp. (a)	4,300	18,533
Ciena Corp. (a)	50,697	2,506,967
Clearfield, Inc. (a) (b)	4,600	141,864
CommScope Holding Co., Inc. (a)	71,355	93,475
Comtech Telecommunications Corp. (a)	9,098	31,206
Digi International, Inc. (a)	12,370	394,974
DZS, Inc. (a)	8,960	11,827
Extreme Networks, Inc. (a)	44,500	513,530
Harmonic, Inc. (a)	38,600	518,784
Infinera Corp. (a) (b)	69,900	421,497

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
KVH Industries, Inc. (a) (b)	6,000	$30,600
Lumentum Holdings, Inc. (a)	23,982	1,135,548
NETGEAR, Inc. (a)	10,489	165,412
NetScout Systems, Inc. (a)	24,507	535,233
Ribbon Communications, Inc. (a)	32,700	104,640
Ubiquiti, Inc. (b)	1,507	174,586
Viasat, Inc. (a) (b)	41,811	756,361
Viavi Solutions, Inc. (a)	77,458	704,093
		9,243,703
CONSTRUCTION & ENGINEERING — 1.5%
AECOM	48,304	4,737,656
Ameresco, Inc. Class A (a) (b)	11,700	282,321
API Group Corp. (a)	73,023	2,867,613
Arcosa, Inc.	16,886	1,449,832
Argan, Inc.	4,588	231,878
Bowman Consulting Group Ltd. (a)	4,000	139,160
Comfort Systems USA, Inc.	12,225	3,884,005
Concrete Pumping Holdings, Inc. (a)	8,456	66,802
Construction Partners, Inc. Class A (a)	15,298	858,983
Dycom Industries, Inc. (a)	10,152	1,457,117
EMCOR Group, Inc.	16,353	5,726,821
Fluor Corp. (a)	49,709	2,101,697
Granite Construction, Inc.	15,779	901,454
Great Lakes Dredge & Dock Corp. (a) (b)	23,150	202,562
IES Holdings, Inc. (a)	2,900	352,756
INNOVATE Corp. (a) (b)	14,100	9,880
Limbach Holdings, Inc. (a) (b)	3,100	128,402
MasTec, Inc. (a)	22,153	2,065,767
MDU Resources Group, Inc.	71,237	1,795,172
MYR Group, Inc. (a)	5,748	1,015,959
Northwest Pipe Co. (a) (b)	3,016	104,595
Primoris Services Corp.	18,554	789,844
Sterling Infrastructure, Inc. (a)	10,500	1,158,255
Tutor Perini Corp. (a)	15,000	216,900
Valmont Industries, Inc.	7,374	1,683,337
WillScot Mobile Mini Holdings Corp. (a)	66,813	3,106,804
		37,335,572
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	11,944	3,245,782
Knife River Corp. (a)	19,784	1,604,087
Summit Materials, Inc. Class A (a)	41,963	1,870,291
U.S. Lime & Minerals, Inc.	781	232,847
		6,953,007
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	96,312	3,909,304
Atlanticus Holdings Corp. (a)	1,500	44,385
Bread Financial Holdings, Inc.	17,310	644,624
Consumer Portfolio Services, Inc. (a)	2,500	18,900
Security Description	Shares	Value
Credit Acceptance Corp. (a)	2,209	$1,218,374
Encore Capital Group, Inc. (a)	8,051	367,206
Enova International, Inc. (a)	9,500	596,885
FirstCash Holdings, Inc.	13,115	1,672,687
Green Dot Corp. Class A (a)	16,600	154,878
LendingClub Corp. (a)	37,106	326,162
LendingTree, Inc. (a) (b)	3,736	158,182
Navient Corp.	30,504	530,770
Nelnet, Inc. Class A	4,542	429,900
NerdWallet, Inc. Class A (a)	11,500	169,050
OneMain Holdings, Inc.	40,544	2,071,393
OppFi, Inc. (a)	7,300	18,250
PRA Group, Inc. (a)	13,672	356,566
PROG Holdings, Inc.	15,774	543,257
Regional Management Corp.	3,000	72,630
SLM Corp.	77,112	1,680,270
SoFi Technologies, Inc. (a) (b)	339,500	2,478,350
Upstart Holdings, Inc. (a) (b)	26,303	707,288
World Acceptance Corp. (a)	1,428	207,031
		18,376,342
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Albertsons Cos., Inc. Class A	149,500	3,205,280
Andersons, Inc.	11,285	647,421
BJ's Wholesale Club Holdings, Inc. (a)	47,000	3,555,550
Casey's General Stores, Inc.	13,175	4,195,579
Chefs' Warehouse, Inc. (a) (b)	12,400	466,984
Grocery Outlet Holding Corp. (a)	33,345	959,669
HF Foods Group, Inc. (a) (b)	14,600	51,100
Ingles Markets, Inc. Class A	4,956	380,026
Maplebear, Inc. (a)	7,700	287,133
Natural Grocers by Vitamin Cottage, Inc.	3,000	54,150
Performance Food Group Co. (a)	53,994	4,030,112
PriceSmart, Inc.	9,091	763,644
SpartanNash Co.	12,309	248,765
Sprouts Farmers Market, Inc. (a)	34,975	2,255,188
U.S. Foods Holding Corp. (a)	80,054	4,320,514
United Natural Foods, Inc. (a)	20,499	235,534
Village Super Market, Inc. Class A	3,379	96,673
Weis Markets, Inc.	5,815	374,486
		26,127,808
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	23,075	3,320,262
Ardagh Group SA (a) (b)	3,500	30,012
Ardagh Metal Packaging SA	53,400	183,162
Berry Global Group, Inc.	41,087	2,484,942
Crown Holdings, Inc.	37,410	2,965,117
Graphic Packaging Holding Co. (b)	108,367	3,162,149
Greif, Inc. Class A	8,400	580,020
Greif, Inc. Class B	1,842	128,056
Myers Industries, Inc.	13,495	312,679
O-I Glass, Inc. (a)	55,928	927,846

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Pactiv Evergreen, Inc.	14,200	$203,344
Ranpak Holdings Corp. (a)	14,800	116,476
Sealed Air Corp. (b)	51,800	1,926,960
Silgan Holdings, Inc.	28,468	1,382,406
Sonoco Products Co.	34,778	2,011,559
TriMas Corp.	14,406	385,072
		20,120,062
DISTRIBUTORS — 0.0% (d)
Weyco Group, Inc.	2,100	66,948
DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (a) (b)	28,927	11,273
ADT, Inc.	94,049	632,009
Adtalem Global Education, Inc. (a)	14,074	723,404
Bright Horizons Family Solutions, Inc. (a)	20,502	2,324,107
Carriage Services, Inc.	4,796	129,684
Chegg, Inc. (a)	40,557	307,016
Coursera, Inc. (a)	46,500	651,930
Duolingo, Inc. (a)	10,500	2,316,090
European Wax Center, Inc. Class A (a) (b)	12,200	158,356
Frontdoor, Inc. (a)	28,811	938,662
Graham Holdings Co. Class B	1,203	923,519
Grand Canyon Education, Inc. (a)	10,578	1,440,829
H&R Block, Inc.	50,226	2,466,599
Laureate Education, Inc.	46,470	677,068
Lincoln Educational Services Corp. (a)	8,900	91,937
Mister Car Wash, Inc. (a) (b)	26,200	203,050
Nerdy, Inc. (a) (b)	21,100	61,401
OneSpaWorld Holdings Ltd. (a)	29,700	392,931
Perdoceo Education Corp.	22,812	400,579
Service Corp. International	50,783	3,768,606
Strategic Education, Inc.	7,946	827,338
Stride, Inc. (a)	14,805	933,455
Udemy, Inc. (a) (b)	30,700	337,086
Universal Technical Institute, Inc. (a)	15,000	239,100
WW International, Inc. (a) (b)	18,900	34,965
		20,990,994
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	25,238	415,670
Alpine Income Property Trust, Inc. REIT (b)	4,000	61,120
American Assets Trust, Inc. REIT	17,517	383,797
Armada Hoffler Properties, Inc. REIT	23,600	245,440
Broadstone Net Lease, Inc. REIT	65,919	1,032,951
CTO Realty Growth, Inc. REIT (b)	9,035	153,143
Empire State Realty Trust, Inc. Class A REIT	46,824	474,327
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	54,513	$1,453,317
Gladstone Commercial Corp. REIT (b)	13,830	191,407
Global Net Lease, Inc. REIT	68,574	532,820
NexPoint Diversified Real Estate Trust REIT (b)	9,803	64,700
One Liberty Properties, Inc. REIT	5,238	118,326
WP Carey, Inc. REIT	76,867	4,338,374
		9,465,392
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Anterix, Inc. (a)	4,307	144,758
AST SpaceMobile, Inc. (a) (b)	45,400	131,660
ATN International, Inc.	3,557	112,063
Bandwidth, Inc. Class A (a)	8,102	147,943
Cogent Communications Holdings, Inc. (b)	15,396	1,005,821
Consolidated Communications Holdings, Inc. (a)	24,949	107,780
Frontier Communications Parent, Inc. (a)	86,400	2,116,800
GCI Liberty, Inc. (a) (e)	16,346	—
Globalstar, Inc. (a) (b)	256,600	377,202
IDT Corp. Class B	5,500	207,955
Iridium Communications, Inc.	43,275	1,132,074
Liberty Latin America Ltd. Class A (a)	7,988	55,676
Liberty Latin America Ltd. Class C (a) (b)	52,300	365,577
Lumen Technologies, Inc. (a) (b)	357,800	558,168
Ooma, Inc. (a)	7,600	64,828
Shenandoah Telecommunications Co.	17,450	303,106
		6,831,411
ELECTRIC UTILITIES — 0.5%
ALLETE, Inc.	20,062	1,196,498
Avangrid, Inc.	25,509	929,548
Genie Energy Ltd. Class B	6,600	99,528
Hawaiian Electric Industries, Inc. (b)	39,583	446,100
IDACORP, Inc.	17,838	1,656,972
MGE Energy, Inc.	12,862	1,012,497
OGE Energy Corp.	70,238	2,409,163
Otter Tail Corp. (b)	14,676	1,268,006
PNM Resources, Inc.	29,654	1,116,177
Portland General Electric Co. (b)	35,858	1,506,036
		11,640,525
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	10,882	2,924,320
Allient, Inc.	4,343	154,958
Amprius Technologies, Inc. (a) (b)	2,500	6,625
Array Technologies, Inc. (a)	53,700	800,667
Atkore, Inc.	13,200	2,512,752

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Babcock & Wilcox Enterprises, Inc. (a)	16,500	$18,645
Blink Charging Co. (a) (b)	21,000	63,210
Bloom Energy Corp. Class A (a) (b)	68,376	768,546
ChargePoint Holdings, Inc. (a) (b)	125,700	238,830
Dragonfly Energy Holdings Corp. (a) (b)	6,000	3,240
Encore Wire Corp.	5,334	1,401,669
Energy Vault Holdings, Inc. (a) (b)	31,900	57,101
EnerSys	14,341	1,354,651
Enovix Corp. (a) (b)	48,400	387,684
Eos Energy Enterprises, Inc. (a) (b)	54,200	55,826
ESS Tech, Inc. (a) (b)	25,600	18,516
Fluence Energy, Inc. (a) (b)	20,600	357,204
FTC Solar, Inc. (a) (b)	15,400	8,301
FuelCell Energy, Inc. (a) (b)	157,577	187,517
GrafTech International Ltd. (b)	64,050	88,389
LSI Industries, Inc.	9,500	143,640
NEXTracker, Inc. Class A (a) (b)	44,000	2,475,880
NuScale Power Corp. (a) (b)	19,800	105,138
nVent Electric PLC	58,200	4,388,280
Plug Power, Inc. (a) (b)	188,688	649,087
Powell Industries, Inc.	3,235	460,340
Preformed Line Products Co.	800	102,936
Regal Rexnord Corp.	23,445	4,222,444
Sensata Technologies Holding PLC	53,847	1,978,339
SES AI Corp. (a) (b)	42,700	71,736
Shoals Technologies Group, Inc. Class A (a) (b)	60,300	674,154
SKYX Platforms Corp. (a) (b)	17,500	22,925
Stem, Inc. (a) (b)	48,400	105,996
SunPower Corp. (a) (b)	29,555	88,665
Sunrun, Inc. (a) (b)	75,089	989,673
Thermon Group Holdings, Inc. (a)	12,080	395,258
TPI Composites, Inc. (a) (b)	13,100	38,121
Vertiv Holdings Co. Class A	123,100	10,053,577
Vicor Corp. (a)	7,876	301,178
		38,676,018
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
908 Devices, Inc. (a) (b)	7,700	58,135
Advanced Energy Industries, Inc.	13,154	1,341,445
Aeva Technologies, Inc. (a) (b)	6,300	24,759
Akoustis Technologies, Inc. (a) (b)	20,000	11,822
Arlo Technologies, Inc. (a)	31,917	403,750
Arrow Electronics, Inc. (a)	18,894	2,446,017
Avnet, Inc.	32,297	1,601,285
Badger Meter, Inc.	10,376	1,678,941
Bel Fuse, Inc. Class B (b)	3,600	217,116
Security Description	Shares	Value
Belden, Inc.	14,263	$1,320,896
Benchmark Electronics, Inc.	12,631	379,056
Climb Global Solutions, Inc.	1,600	113,408
Cognex Corp.	61,171	2,594,874
Coherent Corp. (a)	45,714	2,771,183
Crane NXT Co.	16,948	1,049,081
CTS Corp.	10,887	509,403
Daktronics, Inc. (a)	12,800	127,488
ePlus, Inc. (a)	9,336	733,249
Evolv Technologies Holdings, Inc. (a) (b)	41,800	186,010
Fabrinet (a)	13,000	2,457,260
FARO Technologies, Inc. (a)	7,188	154,614
Insight Enterprises, Inc. (a)	9,978	1,851,119
IPG Photonics Corp. (a)	10,700	970,383
Iteris, Inc. (a)	13,500	66,690
Itron, Inc. (a)	15,999	1,480,227
Kimball Electronics, Inc. (a)	8,044	174,153
Knowles Corp. (a) (b)	31,868	513,075
Lightwave Logic, Inc. (a) (b)	41,000	191,880
Littelfuse, Inc.	8,599	2,083,968
Luna Innovations, Inc. (a) (b)	11,500	36,858
Methode Electronics, Inc.	12,180	148,352
MicroVision, Inc. (a) (b)	63,900	117,576
Mirion Technologies, Inc. (a)	70,200	798,174
Napco Security Technologies, Inc. (b)	11,656	468,105
nLight, Inc. (a) (b)	16,188	210,444
Novanta, Inc. (a)	12,426	2,171,692
OSI Systems, Inc. (a)	5,639	805,362
PAR Technology Corp. (a) (b)	9,500	430,920
PC Connection, Inc.	4,160	274,269
Plexus Corp. (a)	9,700	919,754
Richardson Electronics Ltd. (b)	3,700	34,077
Rogers Corp. (a)	6,095	723,416
Sanmina Corp. (a)	18,975	1,179,865
ScanSource, Inc. (a)	8,609	379,140
SmartRent, Inc. (a) (b)	66,900	179,292
TD SYNNEX Corp.	20,384	2,305,430
TTM Technologies, Inc. (a)	36,800	575,920
Vishay Intertechnology, Inc.	42,845	971,725
Vishay Precision Group, Inc. (a)	4,500	158,985
Vontier Corp.	55,400	2,512,944
Vuzix Corp. (a) (b)	22,700	27,467
		42,941,054
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	48,542	954,821
Atlas Energy Solutions, Inc. (b)	6,500	147,030
Borr Drilling Ltd. (a) (b)	78,000	534,300
Bristow Group, Inc. (a)	8,533	232,098
Cactus, Inc. Class A	22,843	1,144,206
ChampionX Corp.	68,000	2,440,520
Core Laboratories, Inc.	16,600	283,528
Diamond Offshore Drilling, Inc. (a)	35,300	481,492
DMC Global, Inc. (a)	6,600	128,634

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Dril-Quip, Inc. (a)	11,875	$267,544
Expro Group Holdings NV (a) (b)	31,883	636,703
Forum Energy Technologies, Inc. (a)	3,300	65,934
Helix Energy Solutions Group, Inc. (a)	51,709	560,526
Helmerich & Payne, Inc.	33,600	1,413,216
KLX Energy Services Holdings, Inc. (a) (b)	5,200	40,248
Kodiak Gas Services, Inc.	5,400	147,636
Liberty Energy, Inc.	57,900	1,199,688
Mammoth Energy Services, Inc. (a)	8,600	31,304
Nabors Industries Ltd. (a) (b)	3,327	286,554
Newpark Resources, Inc. (a)	27,400	197,828
Noble Corp. PLC	39,700	1,925,053
NOV, Inc.	138,300	2,699,616
Oceaneering International, Inc. (a)	35,081	820,895
Oil States International, Inc. (a)	20,666	127,303
Patterson-UTI Energy, Inc.	124,850	1,490,709
ProFrac Holding Corp. Class A (a) (b)	9,000	75,240
ProPetro Holding Corp. (a)	32,699	264,208
Ranger Energy Services, Inc. (b)	6,100	68,869
RPC, Inc. (b)	29,110	225,311
SEACOR Marine Holdings, Inc. (a)	9,200	128,248
Seadrill Ltd. (a)	16,300	819,890
Select Water Solutions, Inc.	28,492	262,981
Solaris Oilfield Infrastructure, Inc. Class A	11,200	97,104
TechnipFMC PLC	154,500	3,879,495
TETRA Technologies, Inc. (a)	45,100	199,793
Tidewater, Inc. (a) (b)	16,325	1,501,900
U.S. Silica Holdings, Inc. (a)	26,688	331,198
Valaris Ltd. (a)	20,900	1,572,934
Weatherford International PLC (a)	24,500	2,827,790
		30,512,347
ENTERTAINMENT — 1.5%
AMC Entertainment Holdings, Inc. Class A (a) (b)	91,175	339,171
Atlanta Braves Holdings, Inc. Class A (a)	5,038	211,092
Atlanta Braves Holdings, Inc. Class C (a)	13,957	545,160
Cinemark Holdings, Inc. (a) (b)	38,438	690,731
Empire Resorts, Inc. (a) (b) (e)	400	—
Eventbrite, Inc. Class A (a)	27,393	150,114
IMAX Corp. (a)	16,033	259,254
Liberty Media Corp.-Liberty Formula One Class A (a)	7,001	411,239
Liberty Media Corp.-Liberty Formula One Class C (a)	70,886	4,650,122
Liberty Media Corp.-Liberty Live Class A (a)	8,659	366,709
Security Description	Shares	Value
Liberty Media Corp.-Liberty Live Class C (a)	15,233	$667,510
Lions Gate Entertainment Corp. Class A (a) (b)	17,124	170,384
Lions Gate Entertainment Corp. Class B (a)	46,289	430,950
Loop Media, Inc. (a)	12,600	4,617
Madison Square Garden Entertainment Corp. (a)	14,026	549,959
Madison Square Garden Sports Corp. (a)	6,773	1,249,754
Marcus Corp. (b)	9,037	128,868
Playstudios, Inc. (a)	28,400	78,952
Playtika Holding Corp.	8,981	63,316
Reservoir Media, Inc. (a) (b)	6,800	53,924
ROBLOX Corp. Class A (a)	168,600	6,437,148
Roku, Inc. (a)	44,523	2,901,564
Sphere Entertainment Co. (a) (b)	9,426	462,628
Spotify Technology SA (a)	50,256	13,262,558
TKO Group Holdings, Inc.	22,042	1,904,649
Vivid Seats, Inc. Class A (a) (b)	28,300	169,517
		36,159,890
FINANCIAL SERVICES — 3.6%
Acacia Research Corp. (a) (b)	14,000	74,620
Affirm Holdings, Inc. (a)	80,300	2,991,978
Alerus Financial Corp.	6,705	146,370
A-Mark Precious Metals, Inc. (b)	6,900	211,761
Apollo Global Management, Inc.	187,405	21,073,692
AvidXchange Holdings, Inc. (a)	52,400	689,060
Banco Latinoamericano de Comercio Exterior SA	9,800	290,276
Block, Inc. (a)	198,137	16,758,428
Cannae Holdings, Inc. (a)	24,700	549,328
Cantaloupe, Inc. (a) (b)	20,700	133,101
Cass Information Systems, Inc. (b)	5,036	242,584
Compass Diversified Holdings (b)	21,600	519,912
Corebridge Financial, Inc. (b)	81,700	2,347,241
Enact Holdings, Inc.	10,400	324,272
Equitable Holdings, Inc.	119,246	4,532,541
Essent Group Ltd.	36,144	2,150,930
Euronet Worldwide, Inc. (a)	15,412	1,694,241
EVERTEC, Inc.	23,100	921,690
Federal Agricultural Mortgage Corp. Class C	3,232	636,316
Finance of America Cos., Inc. Class A (a)	15,900	11,688
Flywire Corp. (a)	37,400	927,894
I3 Verticals, Inc. Class A (a) (b)	7,900	180,831
International Money Express, Inc. (a)	11,000	251,130
Jackson Financial, Inc. Class A	28,000	1,851,920
Marqeta, Inc. Class A (a)	169,000	1,007,240
Merchants Bancorp	5,750	248,285
MGIC Investment Corp.	97,389	2,177,618

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Mr Cooper Group, Inc. (a)	22,660	$1,766,347
NCR Atleos Corp. (a)	23,083	455,889
NMI Holdings, Inc. Class A (a)	28,365	917,324
Ocwen Financial Corp. (a)	2,000	54,020
Pagseguro Digital Ltd. Class A (a)	69,600	993,888
Payoneer Global, Inc. (a)	93,000	451,980
Paysafe Ltd. (a) (b)	10,917	172,379
Paysign, Inc. (a) (b)	10,000	36,600
PennyMac Financial Services, Inc.	8,897	810,428
Priority Technology Holdings, Inc. (a)	6,265	20,487
Radian Group, Inc.	53,654	1,795,799
Remitly Global, Inc. (a)	47,900	993,446
Repay Holdings Corp. (a)	29,400	323,400
Rocket Cos., Inc. Class A (a) (b)	42,100	612,555
Security National Financial Corp. Class A (a)	4,185	33,103
Shift4 Payments, Inc. Class A (a) (b)	19,300	1,275,151
StoneCo Ltd. Class A (a)	102,560	1,703,522
SWK Holdings Corp. (a) (b)	1,400	24,388
Toast, Inc. Class A (a)	130,900	3,262,028
UWM Holdings Corp.	33,800	245,388
Velocity Financial, Inc. (a) (b)	2,834	51,012
Voya Financial, Inc.	34,562	2,554,823
Walker & Dunlop, Inc.	11,240	1,135,914
Waterstone Financial, Inc.	7,200	87,624
Western Union Co.	129,300	1,807,614
WEX, Inc. (a)	15,257	3,623,995
		88,154,051
FOOD PRODUCTS — 0.8%
Alico, Inc. (b)	2,600	76,128
B&G Foods, Inc. (b)	26,300	300,872
Benson Hill, Inc. (a) (b)	50,900	10,205
Beyond Meat, Inc. (a) (b)	20,062	166,113
BRC, Inc. Class A (a) (b)	15,000	64,200
Calavo Growers, Inc. (b)	5,881	163,551
Cal-Maine Foods, Inc.	14,562	856,974
Darling Ingredients, Inc. (a)	56,605	2,632,698
Dole PLC	24,600	293,478
Flowers Foods, Inc.	67,031	1,591,986
Forafric Global PLC (a) (b)	3,800	39,368
Fresh Del Monte Produce, Inc.	12,147	314,729
Freshpet, Inc. (a)	15,642	1,812,282
Hain Celestial Group, Inc. (a)	30,801	242,096
Ingredion, Inc.	22,857	2,670,840
J & J Snack Foods Corp.	5,291	764,867
John B Sanfilippo & Son, Inc.	3,170	335,766
Lancaster Colony Corp.	6,866	1,425,588
Limoneira Co.	6,200	121,272
Mission Produce, Inc. (a) (b)	17,400	206,538
Pilgrim's Pride Corp. (a)	14,621	501,793
Post Holdings, Inc. (a)	18,113	1,925,050
Seaboard Corp.	78	251,466
Security Description	Shares	Value
Seneca Foods Corp. Class A (a)	1,949	$110,898
Simply Good Foods Co. (a)	32,000	1,088,960
SunOpta, Inc. (a) (b)	33,500	230,145
TreeHouse Foods, Inc. (a)	18,081	704,255
Utz Brands, Inc. (b)	25,500	470,220
Vital Farms, Inc. (a)	11,100	258,075
Westrock Coffee Co. (a) (b)	11,000	113,630
WK Kellogg Co. (b)	23,700	445,560
		20,189,603
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A (b)	42,100	1,517,284
Chesapeake Utilities Corp. (b)	7,721	828,463
National Fuel Gas Co.	31,870	1,712,056
New Jersey Resources Corp.	33,844	1,452,246
Northwest Natural Holding Co.	12,482	464,580
ONE Gas, Inc.	19,221	1,240,331
RGC Resources, Inc.	2,700	54,648
Southwest Gas Holdings, Inc.	21,839	1,662,603
Spire, Inc.	17,939	1,100,917
UGI Corp.	74,035	1,816,819
		11,849,947
GROUND TRANSPORTATION — 1.2%
ArcBest Corp.	8,367	1,192,298
Avis Budget Group, Inc. (b)	6,572	804,807
Covenant Logistics Group, Inc.	3,045	141,166
Daseke, Inc. (a)	19,364	160,721
FTAI Infrastructure, Inc. (b)	33,900	212,892
Heartland Express, Inc.	16,755	200,055
Hertz Global Holdings, Inc. (a) (b)	46,400	363,312
Knight-Swift Transportation Holdings, Inc.	55,416	3,048,988
Landstar System, Inc.	12,558	2,420,680
Lyft, Inc. Class A (a)	126,710	2,451,839
Marten Transport Ltd.	20,648	381,575
PAM Transportation Services, Inc. (a)	2,700	43,767
RXO, Inc. (a)	40,690	889,890
Ryder System, Inc.	15,539	1,867,632
Saia, Inc. (a)	9,355	5,472,675
Schneider National, Inc. Class B	19,600	443,744
U-Haul Holding Co. (a) (b) (c)	4,144	279,886
U-Haul Holding Co. (c)	34,396	2,293,525
Universal Logistics Holdings, Inc. (b)	2,529	93,244
Werner Enterprises, Inc.	22,100	864,552
XPO, Inc. (a)	40,290	4,916,589
		28,543,837
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Accuray, Inc. (a) (b)	35,900	88,673
Alphatec Holdings, Inc. (a)	32,400	446,796
AngioDynamics, Inc. (a)	12,497	73,357
Artivion, Inc. (a)	13,992	296,071
AtriCure, Inc. (a)	16,500	501,930

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Atrion Corp. (b)	468	$216,941
Avanos Medical, Inc. (a)	16,400	326,524
Axogen, Inc. (a)	14,400	116,208
Axonics, Inc. (a)	17,563	1,211,320
Beyond Air, Inc. (a) (b)	7,900	13,746
Butterfly Network, Inc. (a) (b)	48,800	52,704
Cerus Corp. (a) (b)	60,809	114,929
ClearPoint Neuro, Inc. (a) (b)	7,100	48,280
CONMED Corp.	10,800	864,864
Cutera, Inc. (a) (b)	5,700	8,379
CVRx, Inc. (a)	3,800	69,198
Embecta Corp.	20,200	268,054
Enovis Corp. (a)	18,275	1,141,274
Envista Holdings Corp. (a)	58,768	1,256,460
Glaukos Corp. (a) (b)	16,816	1,585,581
Globus Medical, Inc. Class A (a)	42,242	2,265,861
Haemonetics Corp. (a)	17,293	1,475,958
ICU Medical, Inc. (a)	7,280	781,290
Inari Medical, Inc. (a)	18,639	894,299
Inmode Ltd. (a) (b)	27,000	583,470
Inogen, Inc. (a)	7,492	60,460
Inspire Medical Systems, Inc. (a) (b)	10,409	2,235,749
Integer Holdings Corp. (a)	11,783	1,374,840
Integra LifeSciences Holdings Corp. (a)	24,093	854,097
iRadimed Corp.	2,800	123,172
iRhythm Technologies, Inc. (a) (b)	10,826	1,255,816
KORU Medical Systems, Inc. (a) (b)	10,800	25,488
Lantheus Holdings, Inc. (a)	23,961	1,491,333
LeMaitre Vascular, Inc.	7,051	467,904
LivaNova PLC (a)	18,850	1,054,469
Masimo Corp. (a)	15,409	2,262,812
Merit Medical Systems, Inc. (a)	20,000	1,515,000
Neogen Corp. (a) (b)	75,742	1,195,209
Nevro Corp. (a)	12,309	177,742
Novocure Ltd. (a)	37,655	588,548
Omnicell, Inc. (a)	15,766	460,840
OraSure Technologies, Inc. (a)	24,700	151,905
Orchestra BioMed Holdings, Inc. (a) (b)	5,400	28,458
Orthofix Medical, Inc. (a)	12,265	178,088
OrthoPediatrics Corp. (a)	5,268	153,615
Outset Medical, Inc. (a) (b)	16,800	37,296
Paragon 28, Inc. (a)	15,000	185,250
Penumbra, Inc. (a)	12,816	2,860,275
PROCEPT BioRobotics Corp. (a) (b)	14,100	696,822
Pulmonx Corp. (a)	13,500	125,145
Pulse Biosciences, Inc. (a) (b)	5,300	46,163
QuidelOrtho Corp. (a) (b)	19,025	912,058
RxSight, Inc. (a)	10,000	515,800
Sanara Medtech, Inc. (a) (b)	1,200	44,400
Semler Scientific, Inc. (a)	1,700	49,657
Shockwave Medical, Inc. (a)	12,770	4,158,295
Security Description	Shares	Value
SI-BONE, Inc. (a) (b)	13,560	$221,977
Sight Sciences, Inc. (a) (b)	6,700	35,376
Silk Road Medical, Inc. (a)	13,369	244,920
STAAR Surgical Co. (a)	17,369	664,885
Surmodics, Inc. (a)	4,681	137,340
Tactile Systems Technology, Inc. (a)	7,800	126,750
Tandem Diabetes Care, Inc. (a) (b)	23,092	817,688
Tela Bio, Inc. (a)	4,900	27,783
TransMedics Group, Inc. (a) (b)	11,100	820,734
Treace Medical Concepts, Inc. (a)	15,500	202,275
UFP Technologies, Inc. (a)	2,500	630,500
Utah Medical Products, Inc.	1,236	87,892
Varex Imaging Corp. (a) (b)	13,908	251,735
Vicarious Surgical, Inc. (a) (b)	29,300	8,834
Zimvie, Inc. (a)	8,900	146,761
Zynex, Inc. (a) (b)	6,570	81,271
		44,495,594
HEALTH CARE PROVIDERS & SERVICES — 1.6%
23andMe Holding Co. Class A (a) (b)	98,800	52,562
Acadia Healthcare Co., Inc. (a)	31,582	2,501,926
Accolade, Inc. (a)	24,100	252,568
AdaptHealth Corp. (a)	34,200	393,642
Addus HomeCare Corp. (a)	5,616	580,357
Agiliti, Inc. (a)	10,900	110,308
agilon health, Inc. (a) (b)	104,600	638,060
AirSculpt Technologies, Inc. (a) (b)	4,400	27,016
Alignment Healthcare, Inc. (a) (b)	29,800	147,808
Amedisys, Inc. (a)	11,406	1,051,177
AMN Healthcare Services, Inc. (a)	13,548	846,885
Astrana Health, Inc. (a)	15,173	637,114
Aveanna Healthcare Holdings, Inc. (a)	19,300	48,057
BrightSpring Health Services, Inc. (a)	16,700	181,529
Brookdale Senior Living, Inc. (a)	65,141	430,582
CareMax, Inc. (a) (b)	1,117	5,384
Castle Biosciences, Inc. (a)	8,900	197,135
Chemed Corp.	5,165	3,315,568
Community Health Systems, Inc. (a)	42,567	148,985
CorVel Corp. (a)	3,100	815,176
Cross Country Healthcare, Inc. (a)	12,058	225,726
DocGo, Inc. (a) (b)	26,100	105,444
Encompass Health Corp.	34,803	2,874,032
Enhabit, Inc. (a)	17,451	203,304
Ensign Group, Inc.	19,070	2,372,689
Fulgent Genetics, Inc. (a) (b)	7,471	162,121
Guardant Health, Inc. (a)	39,851	822,126
HealthEquity, Inc. (a)	29,163	2,380,576

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hims & Hers Health, Inc. (a) (b)	43,900	$679,133
InfuSystem Holdings, Inc. (a)	6,600	56,562
Innovage Holding Corp. (a)	4,580	20,335
Joint Corp. (a) (b)	4,850	63,341
LifeStance Health Group, Inc. (a) (b)	38,400	236,928
ModivCare, Inc. (a) (b)	4,554	106,791
Nano-X Imaging Ltd. (a) (b)	16,800	164,136
National HealthCare Corp.	4,441	419,719
National Research Corp.	5,300	209,933
NeoGenomics, Inc. (a) (b)	45,029	707,856
OmniAb, Inc. (a) (e)	3,212	—
OPKO Health, Inc. (a) (b)	139,318	167,182
Option Care Health, Inc. (a)	57,607	1,932,139
Owens & Minor, Inc. (a)	26,219	726,528
P3 Health Partners, Inc. (a)	12,600	12,978
Patterson Cos., Inc. (b)	30,000	829,500
Pediatrix Medical Group, Inc. (a)	29,974	300,639
Pennant Group, Inc. (a)	10,317	202,523
PetIQ, Inc. (a) (b)	9,126	166,823
Premier, Inc. Class A	43,345	957,925
Privia Health Group, Inc. (a)	39,600	775,764
Progyny, Inc. (a)	27,500	1,049,125
Quipt Home Medical Corp. (a)	15,700	68,609
R1 RCM, Inc. (a)	54,387	700,505
RadNet, Inc. (a)	21,276	1,035,290
Select Medical Holdings Corp.	36,734	1,107,530
Surgery Partners, Inc. (a) (b)	26,895	802,278
Tenet Healthcare Corp. (a)	35,722	3,754,739
U.S. Physical Therapy, Inc.	5,222	589,407
Viemed Healthcare, Inc. (a)	11,800	111,274
		39,483,349
HEALTH CARE REITs — 0.4%
CareTrust REIT, Inc.	42,128	1,026,659
Community Healthcare Trust, Inc. REIT	9,847	261,438
Diversified Healthcare Trust REIT	83,877	206,337
Global Medical REIT, Inc.	20,300	177,625
Healthcare Realty Trust, Inc. REIT	135,899	1,922,971
LTC Properties, Inc. REIT	14,724	478,677
Medical Properties Trust, Inc. REIT (b)	214,461	1,007,967
National Health Investors, Inc. REIT	14,745	926,428
Omega Healthcare Investors, Inc. REIT	86,007	2,723,842
Sabra Health Care REIT, Inc.	80,255	1,185,366
Universal Health Realty Income Trust REIT	4,288	157,413
		10,074,723
HEALTH CARE TECHNOLOGY — 0.7%
American Well Corp. Class A (a) (b)	82,300	66,721
Certara, Inc. (a)	42,800	765,264
Security Description	Shares	Value
Definitive Healthcare Corp. (a) (b)	16,900	$136,383
Doximity, Inc. Class A (a)	39,700	1,068,327
Evolent Health, Inc. Class A (a) (b)	39,165	1,284,220
Health Catalyst, Inc. (a)	19,300	145,329
HealthStream, Inc.	8,499	226,583
Multiplan Corp. (a) (b)	134,600	109,188
OptimizeRx Corp. (a) (b)	5,496	66,776
Phreesia, Inc. (a)	18,700	447,491
Schrodinger, Inc. (a)	19,208	518,616
Sharecare, Inc. (a) (b)	106,800	81,969
Simulations Plus, Inc. (b)	5,697	234,432
Teladoc Health, Inc. (a)	59,604	900,020
TruBridge, Inc. (a)	5,804	53,513
Veeva Systems, Inc. Class A (a)	51,967	12,040,234
		18,145,066
HOTEL & RESORT REITs — 0.4%
Apple Hospitality REIT, Inc.	75,900	1,243,242
Braemar Hotels & Resorts, Inc. REIT (b)	26,200	52,400
Chatham Lodging Trust REIT	15,960	161,356
DiamondRock Hospitality Co. REIT	75,300	723,633
Park Hotels & Resorts, Inc. REIT	72,334	1,265,122
Pebblebrook Hotel Trust REIT (b)	41,057	632,688
RLJ Lodging Trust REIT	53,255	629,474
Ryman Hospitality Properties, Inc. REIT	20,327	2,350,004
Service Properties Trust REIT	59,374	402,556
Summit Hotel Properties, Inc. REIT	34,900	227,199
Sunstone Hotel Investors, Inc. REIT	73,519	819,002
Xenia Hotels & Resorts, Inc. REIT	36,900	553,869
		9,060,545
HOTELS, RESTAURANTS & LEISURE — 3.0%
Accel Entertainment, Inc. (a)	18,500	218,115
Aramark	91,340	2,970,377
Bally's Corp. (a) (b)	10,165	141,700
Biglari Holdings, Inc. Class B (a) (b)	284	53,869
BJ's Restaurants, Inc. (a)	8,006	289,657
Bloomin' Brands, Inc.	30,693	880,275
Bowlero Corp. Class A (b)	6,300	86,310
Boyd Gaming Corp.	24,698	1,662,669
Brinker International, Inc. (a)	15,430	766,562
Carrols Restaurant Group, Inc.	12,600	119,826
Cava Group, Inc. (a)	17,500	1,225,875
Century Casinos, Inc. (a) (b)	9,361	29,581
Cheesecake Factory, Inc. (b)	17,055	616,538
Choice Hotels International, Inc.	10,556	1,333,751
Churchill Downs, Inc.	25,016	3,095,730
Chuy's Holdings, Inc. (a)	6,053	204,168

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc. (b)	7,708	$560,603
Dave & Buster's Entertainment, Inc. (a)	11,716	733,422
Denny's Corp. (a)	18,341	164,335
Dine Brands Global, Inc. (b)	5,630	261,682
DoorDash, Inc. Class A (a)	111,289	15,326,721
DraftKings, Inc. Class A (a)	149,923	6,808,003
El Pollo Loco Holdings, Inc. (a) (b)	11,400	111,036
Everi Holdings, Inc. (a)	30,295	304,465
First Watch Restaurant Group, Inc. (a) (b)	7,700	189,574
Full House Resorts, Inc. (a)	11,000	61,270
Global Business Travel Group I (a) (b)	11,500	69,115
Golden Entertainment, Inc.	7,025	258,731
Hilton Grand Vacations, Inc. (a)	26,971	1,273,301
Hyatt Hotels Corp. Class A (b)	15,459	2,467,566
Inspired Entertainment, Inc. (a)	7,500	73,950
International Game Technology PLC (b)	38,135	861,470
Jack in the Box, Inc.	7,197	492,851
Krispy Kreme, Inc. (b)	31,300	476,855
Kura Sushi USA, Inc. Class A (a) (b)	2,000	230,320
Life Time Group Holdings, Inc. (a) (b)	15,200	235,904
Light & Wonder, Inc. (a) (b)	31,064	3,171,324
Lindblad Expeditions Holdings, Inc. (a) (b)	11,889	110,924
Marriott Vacations Worldwide Corp.	12,240	1,318,615
Monarch Casino & Resort, Inc.	4,800	359,952
Mondee Holdings, Inc. (a) (b)	15,600	36,036
Nathan's Famous, Inc.	1,200	84,960
Noodles & Co. (a) (b)	12,600	24,066
ONE Group Hospitality, Inc. (a) (b)	7,400	41,218
Papa John's International, Inc.	11,588	771,761
Penn Entertainment, Inc. (a)	53,300	970,593
Planet Fitness, Inc. Class A (a)	30,443	1,906,645
PlayAGS, Inc. (a)	12,700	114,046
Portillo's, Inc. Class A (a)	15,400	218,372
Potbelly Corp. (a)	9,600	116,256
RCI Hospitality Holdings, Inc.	2,900	168,200
Red Robin Gourmet Burgers, Inc. (a) (b)	4,900	37,534
Red Rock Resorts, Inc. Class A	16,786	1,004,138
Rush Street Interactive, Inc. (a)	23,400	152,334
Sabre Corp. (a) (b)	117,035	283,225
Shake Shack, Inc. Class A (a)	13,330	1,386,720
Six Flags Entertainment Corp. (a)	25,695	676,292
Super Group SGHC Ltd. (a) (b)	48,600	167,670
Sweetgreen, Inc. Class A (a) (b)	34,600	873,996
Target Hospitality Corp. (a) (b)	11,300	122,831
Security Description	Shares	Value
Texas Roadhouse, Inc.	23,577	$3,641,939
Travel & Leisure Co.	25,100	1,228,896
United Parks & Resorts, Inc. (a)	12,717	714,823
Vail Resorts, Inc. (b)	13,290	2,961,411
Wendy's Co.	59,958	1,129,609
Wingstop, Inc.	10,365	3,797,736
Wyndham Hotels & Resorts, Inc.	28,916	2,219,303
Xponential Fitness, Inc. Class A (a)	8,700	143,898
		74,611,500
HOUSEHOLD DURABLES — 1.6%
Beazer Homes USA, Inc. (a)	10,396	340,989
Cavco Industries, Inc. (a)	2,976	1,187,603
Century Communities, Inc.	10,051	969,922
Cricut, Inc. Class A	16,600	79,016
Dream Finders Homes, Inc. Class A (a) (b)	8,400	367,332
Ethan Allen Interiors, Inc.	8,200	283,474
GoPro, Inc. Class A (a)	43,122	96,162
Green Brick Partners, Inc. (a)	9,202	554,236
Helen of Troy Ltd. (a)	8,264	952,343
Hooker Furnishings Corp.	3,700	88,837
Hovnanian Enterprises, Inc. Class A (a)	1,700	266,798
Installed Building Products, Inc.	8,214	2,125,208
iRobot Corp. (a)	9,543	83,597
KB Home	23,700	1,679,856
Landsea Homes Corp. (a)	7,500	108,975
La-Z-Boy, Inc.	15,333	576,827
Legacy Housing Corp. (a)	3,920	84,358
Leggett & Platt, Inc.	46,900	898,135
LGI Homes, Inc. (a)	7,325	852,410
Lovesac Co. (a) (b)	5,187	117,226
M/I Homes, Inc. (a)	9,391	1,279,899
MDC Holdings, Inc.	21,355	1,343,443
Meritage Homes Corp.	12,667	2,222,552
Newell Brands, Inc.	136,800	1,098,504
Purple Innovation, Inc. (b)	18,696	32,531
Skyline Champion Corp. (a)	18,837	1,601,333
Snap One Holdings Corp. (a)	6,000	51,720
Sonos, Inc. (a) (b)	44,630	850,648
Taylor Morrison Home Corp. (a)	35,958	2,235,509
Tempur Sealy International, Inc.	58,668	3,333,516
Toll Brothers, Inc.	36,784	4,758,746
TopBuild Corp. (a)	11,274	4,968,790
Traeger, Inc. (a)	10,400	26,312
Tri Pointe Homes, Inc. (a)	33,483	1,294,453
United Homes Group, Inc. (a) (b)	2,100	14,679
Vizio Holding Corp. Class A (a)	27,300	298,662
VOXX International Corp. (a)	4,300	35,088
Whirlpool Corp.	18,900	2,261,007
Worthington Enterprises, Inc. (b)	10,772	670,342
		40,091,038
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	2,400	102,792

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Central Garden & Pet Co. Class A (a)	18,751	$692,287
Energizer Holdings, Inc. (b)	25,258	743,596
Oil-Dri Corp. of America	1,800	134,208
Reynolds Consumer Products, Inc.	19,500	556,920
Spectrum Brands Holdings, Inc. (b)	10,769	958,549
WD-40 Co. (b)	4,753	1,203,982
		4,392,334
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Altus Power, Inc. (a) (b)	24,500	117,110
Brookfield Renewable Corp. Class A (b)	47,179	1,159,188
Clearway Energy, Inc. Class A	13,226	284,491
Clearway Energy, Inc. Class C	29,000	668,450
Montauk Renewables, Inc. (a) (b)	22,100	91,936
Ormat Technologies, Inc.	18,492	1,223,985
Sunnova Energy International, Inc. (a) (b)	36,400	223,132
Vistra Corp.	125,307	8,727,633
		12,495,925
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A	8,400	202,776
INDUSTRIAL REITs — 0.7%
Americold Realty Trust, Inc. REIT	102,866	2,563,421
EastGroup Properties, Inc. REIT	16,258	2,922,701
First Industrial Realty Trust, Inc. REIT	46,815	2,459,660
Innovative Industrial Properties, Inc. REIT	9,733	1,007,755
LXP Industrial Trust REIT	100,200	903,804
Plymouth Industrial REIT, Inc.	16,100	362,250
Rexford Industrial Realty, Inc. REIT (b)	74,143	3,729,393
STAG Industrial, Inc. REIT	64,450	2,477,458
Terreno Realty Corp. REIT	29,924	1,986,953
		18,413,395
INSURANCE — 3.0%
Ambac Financial Group, Inc. (a)	15,994	249,986
American Coastal Insurance Corp. Class C (a)	7,200	76,968
American Equity Investment Life Holding Co. (a)	27,672	1,555,720
American Financial Group, Inc.	25,219	3,441,889
AMERISAFE, Inc.	6,534	327,811
Assured Guaranty Ltd.	19,419	1,694,308
Axis Capital Holdings Ltd.	27,999	1,820,495
Brighthouse Financial, Inc. (a)	22,873	1,178,874
BRP Group, Inc. Class A (a) (b)	21,305	616,567
CNA Financial Corp.	9,391	426,539
Security Description	Shares	Value
CNO Financial Group, Inc.	38,579	$1,060,151
Crawford & Co. Class A	4,900	46,207
Donegal Group, Inc. Class A	6,639	93,876
eHealth, Inc. (a) (b)	9,507	57,327
Employers Holdings, Inc.	9,000	408,510
Enstar Group Ltd. (a)	4,065	1,263,239
F&G Annuities & Life, Inc. (b)	6,650	269,658
Fidelis Insurance Holdings Ltd.	21,500	418,820
Fidelity National Financial, Inc.	91,636	4,865,872
First American Financial Corp.	35,514	2,168,130
Genworth Financial, Inc. Class A (a)	155,782	1,001,678
GoHealth, Inc. Class A (a) (b)	1,200	12,612
Goosehead Insurance, Inc. Class A (a) (b)	7,519	500,916
Greenlight Capital Re Ltd. Class A (a) (b)	8,996	112,180
Hamilton Insurance Group Ltd. Class B (a)	5,800	80,794
Hanover Insurance Group, Inc.	12,635	1,720,508
HCI Group, Inc. (b)	2,673	310,282
Hippo Holdings, Inc. (a) (b)	4,035	73,719
Horace Mann Educators Corp.	14,800	547,452
Investors Title Co.	443	72,293
James River Group Holdings Ltd.	13,600	126,480
Kemper Corp.	21,407	1,325,521
Kingsway Financial Services, Inc. (a) (b)	4,600	38,364
Kinsale Capital Group, Inc.	7,649	4,013,736
Lemonade, Inc. (a) (b)	18,100	297,021
Lincoln National Corp.	60,500	1,931,765
Maiden Holdings Ltd. (a)	31,900	71,775
Markel Group, Inc. (a)	4,725	7,188,993
MBIA, Inc. (a)	16,697	112,872
Mercury General Corp.	9,537	492,109
National Western Life Group, Inc. Class A	780	383,729
NI Holdings, Inc. (a)	3,500	53,025
Old Republic International Corp.	91,462	2,809,713
Oscar Health, Inc. Class A (a)	58,200	865,434
Palomar Holdings, Inc. (a)	8,610	721,776
Primerica, Inc.	12,264	3,102,301
ProAssurance Corp. (a)	17,705	227,686
Reinsurance Group of America, Inc.	23,446	4,522,265
RenaissanceRe Holdings Ltd.	18,275	4,295,173
RLI Corp.	14,278	2,119,855
Ryan Specialty Holdings, Inc. (b)	34,800	1,931,400
Safety Insurance Group, Inc.	5,068	416,539
Selective Insurance Group, Inc.	20,598	2,248,684
Selectquote, Inc. (a)	49,203	98,406
SiriusPoint Ltd. (a)	24,900	316,479
Skyward Specialty Insurance Group, Inc. (a)	10,400	389,064
Stewart Information Services Corp.	9,265	602,781
Tiptree, Inc.	8,600	148,608

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Trupanion, Inc. (a) (b)	13,800	$381,018
United Fire Group, Inc.	7,463	162,470
Universal Insurance Holdings, Inc.	8,817	179,161
Unum Group	67,800	3,638,148
White Mountains Insurance Group Ltd.	851	1,526,949
		73,212,681
INTERACTIVE MEDIA & SERVICES — 0.7%
Bumble, Inc. Class A (a)	36,000	408,600
Cargurus, Inc. (a) (b)	34,700	800,876
Cars.com, Inc. (a)	23,600	405,448
DHI Group, Inc. (a)	17,000	43,350
EverQuote, Inc. Class A (a) (b)	7,335	136,138
fuboTV, Inc. (a) (b)	97,000	153,260
Grindr, Inc. (a) (b)	14,400	145,872
IAC, Inc. (a)	26,737	1,426,152
MediaAlpha, Inc. Class A (a)	8,203	167,095
Nextdoor Holdings, Inc. (a)	51,200	115,200
Outbrain, Inc. (a)	12,500	49,375
Pinterest, Inc. Class A (a)	209,909	7,277,545
QuinStreet, Inc. (a)	18,298	323,143
Shutterstock, Inc. (b)	8,750	400,837
System1, Inc. (a) (b)	11,200	21,952
TripAdvisor, Inc. (a) (b)	38,600	1,072,694
TrueCar, Inc. (a)	32,166	109,043
Vimeo, Inc. (a)	54,523	222,999
Yelp, Inc. (a)	23,291	917,665
Ziff Davis, Inc. (a)	15,506	977,498
ZipRecruiter, Inc. Class A (a)	23,500	270,015
ZoomInfo Technologies, Inc. (a)	107,100	1,716,813
		17,161,570
IT SERVICES — 2.7%
Amdocs Ltd.	41,235	3,726,407
Applied Digital Corp. (a) (b)	30,500	130,540
BigBear.ai Holdings, Inc. (a) (b)	17,900	36,695
BigCommerce Holdings, Inc. (a)	22,800	157,092
Brightcove, Inc. (a)	13,571	26,328
Cloudflare, Inc. Class A (a)	105,495	10,215,081
Couchbase, Inc. (a)	12,100	318,351
DigitalOcean Holdings, Inc. (a) (b)	22,100	843,778
DXC Technology Co. (a)	69,200	1,467,732
Fastly, Inc. Class A (a) (b)	43,143	559,565
Globant SA (a)	14,894	3,007,099
GoDaddy, Inc. Class A (a)	49,792	5,909,314
Grid Dynamics Holdings, Inc. (a)	20,200	248,258
Hackett Group, Inc.	9,090	220,887
Information Services Group, Inc.	10,800	43,632
Kyndryl Holdings, Inc. (a)	80,800	1,758,208
MongoDB, Inc. (a) (b)	24,278	8,707,062
Okta, Inc. (a)	54,775	5,730,560
Perficient, Inc. (a) (b)	12,049	678,238
Rackspace Technology, Inc. (a) (b)	21,400	33,812
Security Description	Shares	Value
Snowflake, Inc. Class A (a)	112,892	$18,243,347
Squarespace, Inc. Class A (a)	20,100	732,444
Thoughtworks Holding, Inc. (a) (b)	32,100	81,213
Tucows, Inc. Class A (a) (b)	3,376	62,658
Twilio, Inc. Class A (a)	61,224	3,743,848
Unisys Corp. (a)	22,400	109,984
		66,792,133
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Acushnet Holdings Corp. (b)	10,772	710,413
AMMO, Inc. (a) (b)	30,400	83,600
Brunswick Corp.	24,126	2,328,641
Clarus Corp. (b)	9,465	63,889
Escalade, Inc.	3,100	42,625
Funko, Inc. Class A (a) (b)	11,750	73,320
JAKKS Pacific, Inc. (a)	2,600	64,220
Johnson Outdoors, Inc. Class A	1,780	82,076
Latham Group, Inc. (a)	13,300	52,668
Malibu Boats, Inc. Class A (a)	7,265	314,429
Marine Products Corp. (b)	3,280	38,540
MasterCraft Boat Holdings, Inc. (a)	5,665	134,374
Mattel, Inc. (a)	125,239	2,480,985
Peloton Interactive, Inc. Class A (a) (b)	121,003	518,498
Polaris, Inc.	19,203	1,922,604
Smith & Wesson Brands, Inc.	15,726	273,003
Solo Brands, Inc. Class A (a) (b)	7,100	15,407
Sturm Ruger & Co., Inc.	6,385	294,668
Topgolf Callaway Brands Corp. (a)	51,241	828,567
Vista Outdoor, Inc. (a) (b)	20,321	666,122
YETI Holdings, Inc. (a)	30,634	1,180,941
		12,169,590
LIFE SCIENCES TOOLS & SERVICES — 1.5%
10X Genomics, Inc. Class A (a)	32,845	1,232,673
Adaptive Biotechnologies Corp. (a) (b)	42,500	136,425
Akoya Biosciences, Inc. (a) (b)	8,100	37,989
Avantor, Inc. (a)	242,051	6,189,244
Azenta, Inc. (a) (b)	19,241	1,159,847
BioLife Solutions, Inc. (a) (b)	12,620	234,101
Bruker Corp.	35,497	3,334,588
Codexis, Inc. (a)	22,921	79,994
CryoPort, Inc. (a) (b)	15,200	269,040
Cytek Biosciences, Inc. (a) (b)	42,100	282,491
Fortrea Holdings, Inc. (a) (b)	32,000	1,284,480
Harvard Bioscience, Inc. (a) (b)	14,200	60,208
ICON PLC (a)	29,200	9,809,740
Maravai LifeSciences Holdings, Inc. Class A (a)	40,100	347,667
MaxCyte, Inc. (a) (b)	28,900	121,091
Medpace Holdings, Inc. (a)	8,301	3,354,849
Mesa Laboratories, Inc.	1,798	197,295
Nautilus Biotechnology, Inc. (a)	16,300	47,922

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
OmniAb, Inc. (a)	31,756	$172,117
Pacific Biosciences of California, Inc. (a) (b)	89,221	334,579
Qiagen NV (a)	79,502	3,417,791
Quanterix Corp. (a)	12,200	287,432
Quantum-Si, Inc. (a) (b)	33,700	66,389
Repligen Corp. (a)	19,617	3,607,959
Seer, Inc. (a)	19,500	37,050
Sotera Health Co. (a)	44,200	530,842
		36,633,803
MACHINERY — 3.4%
374Water, Inc. (a)	19,900	25,074
3D Systems Corp. (a) (b)	45,465	201,865
AGCO Corp.	22,021	2,709,023
Alamo Group, Inc.	3,589	819,476
Albany International Corp. Class A	10,971	1,025,898
Allison Transmission Holdings, Inc.	32,159	2,610,024
Astec Industries, Inc.	8,306	363,055
Atmus Filtration Technologies, Inc. (a)	30,000	967,500
Barnes Group, Inc.	17,314	643,215
Blue Bird Corp. (a)	9,222	353,571
Chart Industries, Inc. (a) (b)	14,970	2,465,858
CNH Industrial NV	349,800	4,533,408
Columbus McKinnon Corp.	9,648	430,590
Commercial Vehicle Group, Inc. (a)	12,200	78,446
Crane Co.	17,148	2,317,209
Desktop Metal, Inc. Class A (a) (b)	103,181	90,799
Donaldson Co., Inc.	42,786	3,195,259
Douglas Dynamics, Inc.	8,473	204,369
Energy Recovery, Inc. (a)	19,400	306,326
Enerpac Tool Group Corp.	19,291	687,917
Enpro, Inc.	7,445	1,256,493
Esab Corp.	20,075	2,219,693
ESCO Technologies, Inc.	9,028	966,447
Federal Signal Corp.	20,800	1,765,296
Flowserve Corp.	46,300	2,114,984
Franklin Electric Co., Inc.	16,415	1,753,286
Gates Industrial Corp. PLC (a)	60,500	1,071,455
Gencor Industries, Inc. (a)	4,200	70,098
Gorman-Rupp Co.	8,000	316,400
Graco, Inc.	59,382	5,549,842
Greenbrier Cos., Inc.	10,594	551,947
Helios Technologies, Inc.	11,648	520,549
Hillenbrand, Inc.	24,568	1,235,525
Hillman Solutions Corp. (a)	67,700	720,328
Hyliion Holdings Corp. (a) (b)	51,000	89,760
Hyster-Yale Materials Handling, Inc.	3,789	243,140
ITT, Inc.	29,288	3,984,047
John Bean Technologies Corp.	11,176	1,172,251
Kadant, Inc.	4,090	1,341,929
Security Description	Shares	Value
Kennametal, Inc. (b)	28,317	$706,226
Lincoln Electric Holdings, Inc.	19,805	5,058,989
Lindsay Corp.	3,775	444,167
Luxfer Holdings PLC	9,931	102,984
Manitowoc Co., Inc. (a) (b)	12,075	170,741
Mayville Engineering Co., Inc. (a) (b)	3,500	50,155
Microvast Holdings, Inc. (a) (b)	72,600	60,766
Middleby Corp. (a) (b)	18,827	3,027,193
Miller Industries, Inc.	3,965	198,647
Mueller Industries, Inc. (b)	39,668	2,139,295
Mueller Water Products, Inc. Class A	54,822	882,086
Nikola Corp. (a) (b)	242,000	251,680
Omega Flex, Inc. (b)	1,351	95,826
Oshkosh Corp.	22,842	2,848,626
Park-Ohio Holdings Corp.	3,000	80,040
Proto Labs, Inc. (a)	9,285	331,939
RBC Bearings, Inc. (a) (b)	9,922	2,682,413
REV Group, Inc.	10,800	238,572
Shyft Group, Inc.	12,429	154,368
SPX Technologies, Inc. (a)	15,689	1,931,787
Standex International Corp.	4,119	750,564
Tennant Co.	6,524	793,384
Terex Corp.	23,092	1,487,125
Timken Co.	21,658	1,893,559
Titan International, Inc. (a)	17,000	211,820
Toro Co.	36,774	3,369,602
Trinity Industries, Inc.	28,469	792,862
Velo3D, Inc. (a) (b)	29,600	13,486
Wabash National Corp.	16,287	487,633
Watts Water Technologies, Inc. Class A	9,522	2,023,901
		84,252,788
MARINE — 0.2%
Costamare, Inc.	16,800	190,680
Eagle Bulk Shipping, Inc. (b)	3,223	201,341
Genco Shipping & Trading Ltd. (b)	14,700	298,851
Golden Ocean Group Ltd.	43,700	566,352
Himalaya Shipping Ltd. (a) (b)	9,900	76,329
Kirby Corp. (a)	20,664	1,969,692
Matson, Inc.	12,182	1,369,257
Pangaea Logistics Solutions Ltd.	12,500	87,125
Safe Bulkers, Inc. (b)	24,860	123,306
		4,882,933
MEDIA — 1.3%
Advantage Solutions, Inc. (a) (b)	31,300	135,529
AMC Networks, Inc. Class A (a)	11,220	136,099
Boston Omaha Corp. Class A (a)	8,565	132,415
Cable One, Inc.	1,992	842,875
Cardlytics, Inc. (a) (b)	12,965	187,863
Clear Channel Outdoor Holdings, Inc. (a) (b)	129,700	214,005
EchoStar Corp. Class A (a)	43,063	613,648

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Emerald Holding, Inc. (a)	4,800	$32,688
Entravision Communications Corp. Class A	19,800	32,472
EW Scripps Co. Class A (a)	19,840	77,971
Gambling.com Group Ltd. (a)	5,000	45,650
Gannett Co., Inc. (a)	49,914	121,790
Gray Television, Inc.	29,077	183,767
iHeartMedia, Inc. Class A (a)	34,000	71,060
Integral Ad Science Holding Corp. (a)	25,000	249,250
John Wiley & Sons, Inc. Class A	12,840	489,589
Liberty Broadband Corp. Class A (a)	5,064	289,256
Liberty Broadband Corp. Class C (a)	42,232	2,416,937
Liberty Media Corp.-Liberty SiriusXM Class A (a)	26,404	784,199
Liberty Media Corp.-Liberty SiriusXM Class C (a) (b)	54,243	1,611,560
Magnite, Inc. (a)	47,027	505,540
New York Times Co. Class A	57,502	2,485,236
Nexstar Media Group, Inc.	11,398	1,963,761
PubMatic, Inc. Class A (a)	15,100	358,172
Scholastic Corp.	9,329	351,797
Sinclair, Inc. (b)	12,162	163,822
Sirius XM Holdings, Inc. (b)	232,138	900,695
Stagwell, Inc. (a) (b)	28,700	178,514
TechTarget, Inc. (a)	9,000	297,720
TEGNA, Inc.	67,383	1,006,702
Thryv Holdings, Inc. (a)	11,800	262,314
Townsquare Media, Inc. Class A	3,600	39,528
Trade Desk, Inc. Class A (a)	158,176	13,827,746
Urban One, Inc. (a) (c)	3,900	7,956
Urban One, Inc. (a) (c)	5,100	13,770
WideOpenWest, Inc. (a) (b)	17,336	62,756
		31,094,652
METALS & MINING — 1.6%
5E Advanced Materials, Inc. (a) (b)	12,700	17,018
Alcoa Corp.	63,505	2,145,834
Alpha Metallurgical Resources, Inc.	4,100	1,357,797
Arch Resources, Inc.	6,294	1,012,012
ATI, Inc. (a)	45,437	2,325,011
Caledonia Mining Corp. PLC	6,100	67,527
Carpenter Technology Corp.	17,255	1,232,352
Century Aluminum Co. (a)	18,600	286,254
Cleveland-Cliffs, Inc. (a)	176,302	4,009,108
Coeur Mining, Inc. (a) (b)	123,642	466,130
Commercial Metals Co.	40,947	2,406,455
Compass Minerals International, Inc. (b)	12,514	196,970
Constellium SE (a)	45,500	1,006,005
Contango ORE, Inc. (a) (b)	2,600	51,610
Dakota Gold Corp. (a)	23,800	56,406
Ferroglobe PLC (a) (e)	2,200	—
Security Description	Shares	Value
Haynes International, Inc.	4,200	$252,504
Hecla Mining Co. (b)	215,416	1,036,151
i-80 Gold Corp. (a) (b)	66,100	88,574
Ivanhoe Electric, Inc. (a)	23,500	230,300
Kaiser Aluminum Corp.	5,633	503,365
Materion Corp.	7,255	955,846
Metallus, Inc. (a)	15,214	338,512
MP Materials Corp. (a) (b)	36,800	526,240
Novagold Resources, Inc. (a)	85,000	255,000
Olympic Steel, Inc.	3,400	240,992
Perpetua Resources Corp. (a)	11,600	48,256
Piedmont Lithium, Inc. (a) (b)	6,000	79,920
Radius Recycling, Inc.	9,272	195,917
Ramaco Resources, Inc. Class A	7,600	127,984
Ramaco Resources, Inc. Class B	1,400	17,570
Reliance, Inc.	20,266	6,772,492
Royal Gold, Inc.	23,155	2,820,511
Ryerson Holding Corp.	10,100	338,350
Southern Copper Corp. (b)	30,569	3,256,210
SSR Mining, Inc. (b)	72,200	322,012
SunCoke Energy, Inc.	29,800	335,846
Tredegar Corp.	11,107	72,418
U.S. Steel Corp.	77,976	3,179,861
Warrior Met Coal, Inc.	18,138	1,100,977
Worthington Steel, Inc.	10,872	389,761
		40,122,058
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AFC Gamma, Inc. REIT (b)	6,300	77,994
AGNC Investment Corp. REIT (b)	248,679	2,461,922
Angel Oak Mortgage REIT, Inc.	4,080	43,819
Annaly Capital Management, Inc. REIT	176,925	3,483,653
Apollo Commercial Real Estate Finance, Inc. REIT (b)	49,949	556,432
Arbor Realty Trust, Inc. REIT (b)	64,800	858,600
ARES Commercial Real Estate Corp. REIT (b)	19,800	147,510
ARMOUR Residential REIT, Inc. (b)	17,059	337,256
Blackstone Mortgage Trust, Inc. Class A REIT (b)	60,066	1,195,914
BrightSpire Capital, Inc. REIT	43,000	296,270
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	5,900	93,043
Chimera Investment Corp. REIT	80,745	372,235
Claros Mortgage Trust, Inc. REIT (b)	32,500	317,200
Dynex Capital, Inc. REIT (b)	20,200	251,490
Ellington Financial, Inc. REIT (b)	26,105	308,300
Franklin BSP Realty Trust, Inc. REIT	29,734	397,246
Granite Point Mortgage Trust, Inc. REIT	15,234	72,666

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	38,045	$1,080,478
Invesco Mortgage Capital, Inc. REIT	15,901	153,922
KKR Real Estate Finance Trust, Inc. REIT	21,000	211,260
Ladder Capital Corp. REIT	42,539	473,459
MFA Financial, Inc. REIT	35,734	407,725
New York Mortgage Trust, Inc. REIT (b)	33,871	243,871
Nexpoint Real Estate Finance, Inc. REIT	3,600	51,696
Orchid Island Capital, Inc. REIT (b)	19,820	176,993
PennyMac Mortgage Investment Trust REIT	30,024	440,752
Ready Capital Corp. REIT (b)	56,975	520,182
Redwood Trust, Inc. REIT (b)	43,800	279,006
Rithm Capital Corp. REIT	170,611	1,904,019
TPG RE Finance Trust, Inc. REIT (b)	24,252	187,226
Two Harbors Investment Corp. REIT	35,089	464,578
Starwood Property Trust, Inc. REIT (b)	104,204	2,118,467
		19,985,184
MULTI-UTILITIES — 0.1%
Avista Corp.	28,100	984,062
Black Hills Corp.	23,505	1,283,373
Northwestern Energy Group, Inc.	21,355	1,087,610
Unitil Corp.	5,638	295,149
		3,650,194
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	62,000	297,600
City Office REIT, Inc.	16,000	83,360
COPT Defense Properties REIT	39,500	954,715
Cousins Properties, Inc. REIT	53,429	1,284,433
Douglas Emmett, Inc. REIT (b)	55,937	775,846
Easterly Government Properties, Inc. REIT	33,200	382,132
Equity Commonwealth REIT (a)	36,181	683,097
Highwoods Properties, Inc. REIT	36,770	962,639
Hudson Pacific Properties, Inc. REIT	48,237	311,129
JBG SMITH Properties REIT	32,422	520,373
Kilroy Realty Corp. REIT	41,463	1,510,497
NET Lease Office Properties REIT	4,999	118,976
Office Properties Income Trust REIT (b)	15,727	32,083
Orion Office REIT, Inc.	18,600	65,286
Paramount Group, Inc. REIT	64,553	302,754
Peakstone Realty Trust REIT (b)	12,700	204,851
Piedmont Office Realty Trust, Inc. Class A REIT	41,905	294,592
Security Description	Shares	Value
Postal Realty Trust, Inc. Class A REIT (b)	8,100	$115,992
SL Green Realty Corp. REIT (b)	22,433	1,236,731
Vornado Realty Trust REIT	63,000	1,812,510
		11,949,596
OIL, GAS & CONSUMABLE FUELS — 3.5%
Amplify Energy Corp. (a) (b)	13,400	88,574
Antero Midstream Corp.	119,500	1,680,170
Antero Resources Corp. (a)	99,774	2,893,446
Ardmore Shipping Corp.	15,000	246,300
Berry Corp.	25,000	201,250
California Resources Corp.	24,700	1,360,970
Centrus Energy Corp. Class A (a) (b)	4,200	174,426
Cheniere Energy, Inc.	86,159	13,895,723
Chesapeake Energy Corp. (b)	43,543	3,867,925
Chord Energy Corp.	14,344	2,556,675
Civitas Resources, Inc.	27,946	2,121,381
Clean Energy Fuels Corp. (a)	59,500	159,460
CNX Resources Corp. (a)	53,081	1,259,081
Comstock Resources, Inc. (b)	32,600	302,528
CONSOL Energy, Inc.	10,725	898,326
Crescent Energy Co. Class A	26,479	315,100
CVR Energy, Inc.	10,300	367,298
Delek U.S. Holdings, Inc.	22,504	691,773
DHT Holdings, Inc.	47,771	549,366
Dorian LPG Ltd.	11,958	459,905
DT Midstream, Inc.	34,700	2,120,170
Empire Petroleum Corp. (a) (b)	5,000	25,550
Encore Energy Corp. (a)	61,900	271,122
Energy Fuels, Inc. (a) (b)	55,301	347,843
Equitrans Midstream Corp.	152,940	1,910,221
Evolution Petroleum Corp. (b)	9,700	59,558
Excelerate Energy, Inc. Class A	6,200	99,324
FLEX LNG Ltd.	10,400	264,472
FutureFuel Corp.	8,500	68,425
Gevo, Inc. (a)	96,000	73,795
Golar LNG Ltd. (b)	35,055	843,423
Granite Ridge Resources, Inc. (b)	12,500	81,250
Green Plains, Inc. (a)	20,838	481,775
Gulfport Energy Corp. (a)	3,900	624,468
Hallador Energy Co. (a) (b)	7,800	41,574
HF Sinclair Corp.	56,400	3,404,868
HighPeak Energy, Inc. (b)	4,600	72,542
International Seaways, Inc.	14,218	756,398
Kinetik Holdings, Inc. (b)	12,800	510,336
Kosmos Energy Ltd. (a)	160,600	957,176
Magnolia Oil & Gas Corp. Class A (b)	62,900	1,632,255
Matador Resources Co.	39,602	2,644,225
Murphy Oil Corp.	49,900	2,280,430
NACCO Industries, Inc. Class A	1,500	45,300
New Fortress Energy, Inc. (b)	23,500	718,865
NextDecade Corp. (a) (b)	28,300	160,744
Nordic American Tankers Ltd. (b)	73,440	287,885

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Northern Oil & Gas, Inc.	30,800	$1,222,144
Overseas Shipholding Group, Inc. Class A	22,800	145,920
Ovintiv, Inc.	90,567	4,700,427
Par Pacific Holdings, Inc. (a)	19,489	722,262
PBF Energy, Inc. Class A	38,652	2,225,196
Peabody Energy Corp.	40,203	975,325
Permian Resources Corp. (b)	156,896	2,770,783
PrimeEnergy Resources Corp. (a)	312	31,278
Range Resources Corp.	82,372	2,836,068
REX American Resources Corp. (a)	5,305	311,457
Riley Exploration Permian, Inc.	3,250	107,250
Ring Energy, Inc. (a) (b)	42,500	83,300
SandRidge Energy, Inc. (b)	10,600	154,442
Scorpio Tankers, Inc.	16,799	1,201,968
SFL Corp. Ltd.	40,600	535,108
SilverBow Resources, Inc. (a)	7,600	259,464
Sitio Royalties Corp. Class A (b)	29,708	734,382
SM Energy Co.	40,756	2,031,687
Southwestern Energy Co. (a)	391,649	2,968,699
Talos Energy, Inc. (a)	48,500	675,605
Teekay Corp. (a)	22,800	165,984
Teekay Tankers Ltd. Class A	8,300	484,803
Tellurian, Inc. (a) (b)	207,227	137,060
Texas Pacific Land Corp.	6,843	3,958,744
Uranium Energy Corp. (a) (b)	135,900	917,325
VAALCO Energy, Inc. (b)	36,400	253,708
Vertex Energy, Inc. (a) (b)	22,700	31,780
Vital Energy, Inc. (a) (b)	8,300	436,082
Vitesse Energy, Inc. (b)	9,451	224,272
W&T Offshore, Inc. (b)	35,000	92,750
World Kinect Corp.	21,035	556,376
		86,825,320
PERSONAL CARE PRODUCTS — 0.4%
Beauty Health Co. (a) (b)	28,900	128,316
BellRing Brands, Inc. (a)	45,322	2,675,358
Coty, Inc. Class A (a)	133,800	1,600,248
Edgewell Personal Care Co.	17,679	683,116
elf Beauty, Inc. (a)	18,600	3,646,158
Herbalife Ltd. (a) (b)	34,376	345,479
Inter Parfums, Inc.	6,470	909,100
Medifast, Inc.	3,726	142,780
Nature's Sunshine Products, Inc. (a)	4,800	99,696
Nu Skin Enterprises, Inc. Class A	18,058	249,742
Olaplex Holdings, Inc. (a)	44,700	85,824
USANA Health Sciences, Inc. (a)	4,004	194,194
Waldencast PLC Class A (a)	12,700	82,550
		10,842,561
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	6,007	262,686
Glatfelter Corp. (a)	12,400	24,800
Louisiana-Pacific Corp.	22,518	1,889,486
Security Description	Shares	Value
Sylvamo Corp.	12,800	$790,272
		2,967,244
PHARMACEUTICALS — 1.1%
Aclaris Therapeutics, Inc. (a)	22,437	27,822
Amneal Pharmaceuticals, Inc. (a) (b)	43,390	262,943
Amphastar Pharmaceuticals, Inc. (a)	13,527	593,971
Amylyx Pharmaceuticals, Inc. (a)	18,000	51,120
ANI Pharmaceuticals, Inc. (a)	5,133	354,844
Arvinas, Inc. (a)	18,296	755,259
Assertio Holdings, Inc. (a) (b)	29,200	28,012
Atea Pharmaceuticals, Inc. (a)	21,500	86,860
Axsome Therapeutics, Inc. (a) (b)	12,600	1,005,480
Biote Corp. Class A (a) (b)	4,300	24,940
Bright Green Corp. (a) (b)	18,200	4,433
Cara Therapeutics, Inc. (a) (b)	11,300	10,283
Cassava Sciences, Inc. (a) (b)	14,400	292,176
Citius Pharmaceuticals, Inc. (a) (b)	37,800	33,918
Collegium Pharmaceutical, Inc. (a)	12,067	468,441
Corcept Therapeutics, Inc. (a)	28,684	722,550
CorMedix, Inc. (a) (b)	17,400	73,776
Edgewise Therapeutics, Inc. (a)	20,841	380,140
Elanco Animal Health, Inc. (a)	174,656	2,843,400
Enliven Therapeutics, Inc. (a) (b)	8,400	147,756
Evolus, Inc. (a)	14,900	208,600
Eyenovia, Inc. (a) (b)	8,600	8,480
EyePoint Pharmaceuticals, Inc. (a) (b)	13,500	279,045
Harmony Biosciences Holdings, Inc. (a)	11,400	382,812
Harrow, Inc. (a) (b)	10,400	137,592
Ikena Oncology, Inc. (a)	8,400	11,928
Innoviva, Inc. (a)	20,053	305,608
Intra-Cellular Therapies, Inc. (a)	32,325	2,236,890
Jazz Pharmaceuticals PLC (a)	21,806	2,625,878
Jounce Therapeutics, Inc. (a) (b)	20,900	627
Ligand Pharmaceuticals, Inc. (a)	5,736	419,302
Liquidia Corp. (a) (b)	17,100	252,225
Longboard Pharmaceuticals, Inc. (a) (b)	9,200	198,720
Marinus Pharmaceuticals, Inc. (a) (b)	19,400	175,376
Neumora Therapeutics, Inc. (a) (b)	5,300	72,875
NGM Biopharmaceuticals, Inc. (a) (b)	16,560	26,330
Nuvation Bio, Inc. (a)	55,800	203,112
Ocular Therapeutix, Inc. (a) (b)	42,300	384,930
Omeros Corp. (a) (b)	23,000	79,350
Optinose, Inc. (a)	22,400	32,704
Organon & Co.	92,400	1,737,120
Pacira BioSciences, Inc. (a)	16,137	471,523

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC	47,700	$1,535,463
Phathom Pharmaceuticals, Inc. (a) (b)	10,700	113,634
Phibro Animal Health Corp. Class A	6,300	81,459
Pliant Therapeutics, Inc. (a)	19,600	292,040
Prestige Consumer Healthcare, Inc. (a)	17,516	1,270,961
Revance Therapeutics, Inc. (a) (b)	32,474	159,772
Royalty Pharma PLC Class A	134,142	4,073,892
Scilex Holding Co. (a)	19,080	30,337
scPharmaceuticals, Inc. (a) (b)	8,900	44,678
SIGA Technologies, Inc. (b)	16,400	140,384
Supernus Pharmaceuticals, Inc. (a)	17,300	590,103
Taro Pharmaceutical Industries Ltd. (a)	2,700	114,318
Tarsus Pharmaceuticals, Inc. (a) (b)	10,200	370,770
Terns Pharmaceuticals, Inc. (a)	14,800	97,088
Theravance Biopharma, Inc. (a) (b)	16,204	145,350
Third Harmonic Bio, Inc. (a) (b)	6,700	63,248
Trevi Therapeutics, Inc. (a) (b)	12,800	44,160
Ventyx Biosciences, Inc. (a)	16,700	91,850
Verrica Pharmaceuticals, Inc. (a) (b)	6,400	37,888
WaVe Life Sciences Ltd. (a) (b)	28,200	173,994
Xeris Biopharma Holdings, Inc. (a)	49,200	108,732
Zevra Therapeutics, Inc. (a)	12,200	70,760
		28,070,032
PROFESSIONAL SERVICES — 2.5%
Alight, Inc. Class A (a)	145,900	1,437,115
ASGN, Inc. (a)	15,835	1,658,875
Barrett Business Services, Inc.	2,239	283,726
Blacksky Technology, Inc. (a) (b)	36,400	49,504
Booz Allen Hamilton Holding Corp.	45,952	6,821,115
CACI International, Inc. Class A (a)	7,771	2,943,888
CBIZ, Inc. (a)	16,900	1,326,650
Clarivate PLC (a) (b)	168,600	1,252,698
Concentrix Corp. (b)	15,674	1,037,932
Conduent, Inc. (a)	60,900	205,842
CRA International, Inc.	2,445	365,723
CSG Systems International, Inc.	9,892	509,834
Dun & Bradstreet Holdings, Inc.	97,662	980,527
ExlService Holdings, Inc. (a)	56,585	1,799,403
Exponent, Inc.	17,609	1,456,088
First Advantage Corp.	19,000	308,180
FiscalNote Holdings, Inc. (a) (b)	19,200	25,536
Forrester Research, Inc. (a)	4,200	90,552
Franklin Covey Co. (a)	3,883	152,447
FTI Consulting, Inc. (a)	11,708	2,462,075
Security Description	Shares	Value
Genpact Ltd.	61,953	$2,041,351
Heidrick & Struggles International, Inc.	7,000	235,620
HireQuest, Inc. (b)	1,600	20,720
HireRight Holdings Corp. (a)	3,000	42,810
Huron Consulting Group, Inc. (a)	6,731	650,349
IBEX Holdings Ltd. (a)	3,900	60,177
ICF International, Inc.	6,612	995,966
Innodata, Inc. (a) (b)	9,000	59,400
Insperity, Inc.	12,510	1,371,221
KBR, Inc.	47,626	3,031,871
Kelly Services, Inc. Class A	10,895	272,811
Kforce, Inc.	6,654	469,240
Korn Ferry	18,357	1,207,156
Legalzoom.com, Inc. (a)	48,700	649,658
ManpowerGroup, Inc.	17,435	1,353,653
Maximus, Inc.	21,307	1,787,657
Mistras Group, Inc. (a)	7,700	73,612
NV5 Global, Inc. (a)	4,944	484,561
Parsons Corp. (a) (b)	14,551	1,207,006
Paycor HCM, Inc. (a) (b)	23,300	452,952
Paylocity Holding Corp. (a)	14,797	2,543,012
Planet Labs PBC (a) (b)	60,300	153,765
Resources Connection, Inc.	11,300	148,708
Science Applications International Corp.	18,482	2,409,868
Skillsoft Corp. (a) (b)	1,444	12,996
SS&C Technologies Holdings, Inc.	77,881	5,013,200
Sterling Check Corp. (a)	11,300	181,704
TransUnion	69,262	5,527,108
TriNet Group, Inc.	11,304	1,497,667
TrueBlue, Inc. (a)	10,107	126,540
TTEC Holdings, Inc.	7,007	72,663
Upwork, Inc. (a)	43,624	534,830
Verra Mobility Corp. (a)	48,781	1,218,062
Willdan Group, Inc. (a)	4,471	129,614
		61,205,238
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a)	300	5,376
Anywhere Real Estate, Inc. (a)	37,395	231,101
Compass, Inc. Class A (a) (b)	100,900	363,240
Cushman & Wakefield PLC (a)	58,206	608,835
DigitalBridge Group, Inc. (b)	57,329	1,104,730
Douglas Elliman, Inc. (a)	29,902	47,245
eXp World Holdings, Inc. (b)	25,100	259,283
Forestar Group, Inc. (a)	6,506	261,476
FRP Holdings, Inc. (a)	2,389	146,685
Howard Hughes Holdings, Inc. (a)	12,138	881,461
Jones Lang LaSalle, Inc. (a)	16,807	3,278,878
Kennedy-Wilson Holdings, Inc.	41,957	359,991
Marcus & Millichap, Inc. (b)	8,046	274,932
Maui Land & Pineapple Co., Inc. (a)	3,031	65,651

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Newmark Group, Inc. Class A	47,512	$526,908
Opendoor Technologies, Inc. (a)	199,800	605,394
RE/MAX Holdings, Inc. Class A	6,500	57,005
Redfin Corp. (a) (b)	38,200	254,030
RMR Group, Inc. Class A	5,607	134,568
St. Joe Co.	12,100	701,437
Star Holdings (a) (b)	5,029	64,975
Stratus Properties, Inc. (a)	1,800	41,094
Tejon Ranch Co. (a)	7,400	114,034
Transcontinental Realty Investors, Inc. REIT (a) (b)	700	26,355
Zillow Group, Inc. Class A (a) (b)	16,212	775,906
Zillow Group, Inc. Class C (a)	58,314	2,844,557
		14,035,147
RESIDENTIAL REITs — 0.8%
American Homes 4 Rent Class A REIT	117,316	4,314,882
Apartment Income REIT Corp.	52,500	1,704,675
Apartment Investment & Management Co. Class A REIT (a)	52,800	432,432
BRT Apartments Corp. REIT	4,900	82,320
Centerspace REIT	5,065	289,414
Clipper Realty, Inc. REIT	2,693	13,007
Elme Communities REIT	30,102	419,020
Equity LifeStyle Properties, Inc. REIT	62,872	4,048,957
Independence Realty Trust, Inc. REIT	79,173	1,277,061
NexPoint Residential Trust, Inc. REIT	7,848	252,627
Sun Communities, Inc. REIT	44,121	5,673,078
UMH Properties, Inc. REIT	20,700	336,168
Veris Residential, Inc. REIT	28,647	435,721
		19,279,362
RETAIL REITs — 0.7%
Acadia Realty Trust REIT	35,847	609,757
Agree Realty Corp. REIT	35,056	2,002,399
Alexander's, Inc. REIT	802	174,146
Brixmor Property Group, Inc. REIT	105,748	2,479,791
CBL & Associates Properties, Inc. REIT	9,300	213,063
Getty Realty Corp. REIT	16,474	450,564
InvenTrust Properties Corp. REIT	24,300	624,753
Kite Realty Group Trust REIT	75,352	1,633,631
Macerich Co. REIT	76,258	1,313,925
NETSTREIT Corp. (b)	24,800	455,576
NNN REIT, Inc.	64,363	2,750,875
Phillips Edison & Co., Inc. REIT	42,800	1,535,236
Retail Opportunity Investments Corp. REIT	42,300	542,286
Saul Centers, Inc. REIT	3,900	150,111
SITE Centers Corp. REIT	67,201	984,495
Tanger, Inc. REIT	35,987	1,062,696
Security Description	Shares	Value
Urban Edge Properties REIT	41,700	$720,159
Whitestone REIT	16,000	200,800
		17,904,263
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
ACM Research, Inc. Class A (a) (b)	17,300	504,122
Aehr Test Systems (a) (b)	10,000	124,000
Allegro MicroSystems, Inc. (a)	26,500	714,440
Alpha & Omega Semiconductor Ltd. (a)	8,187	180,442
Ambarella, Inc. (a)	13,629	691,944
Amkor Technology, Inc.	39,335	1,268,160
Atomera, Inc. (a) (b)	7,000	43,120
Axcelis Technologies, Inc. (a)	11,285	1,258,503
CEVA, Inc. (a)	8,371	190,106
Cirrus Logic, Inc. (a)	18,940	1,753,086
Cohu, Inc. (a)	16,191	539,646
Credo Technology Group Holding Ltd. (a)	44,000	932,360
Diodes, Inc. (a)	15,892	1,120,386
Entegris, Inc. (b)	53,615	7,535,052
FormFactor, Inc. (a)	27,146	1,238,672
GLOBALFOUNDRIES, Inc. (a) (b)	28,400	1,479,924
Ichor Holdings Ltd. (a)	10,199	393,885
Impinj, Inc. (a) (b)	8,252	1,059,639
indie Semiconductor, Inc. Class A (a) (b)	53,400	378,072
inTEST Corp. (a) (b)	4,100	54,325
Kulicke & Soffa Industries, Inc. (b)	19,600	986,076
Lattice Semiconductor Corp. (a) (b)	48,225	3,772,642
MACOM Technology Solutions Holdings, Inc. (a)	18,952	1,812,569
Marvell Technology, Inc.	306,991	21,759,522
Maxeon Solar Technologies Ltd. (a) (b)	10,700	35,631
MaxLinear, Inc. (a)	26,996	504,015
MKS Instruments, Inc.	23,575	3,135,475
Navitas Semiconductor Corp. (a) (b)	39,800	189,846
NVE Corp.	1,700	153,306
Onto Innovation, Inc. (a)	16,857	3,052,466
PDF Solutions, Inc. (a)	11,029	371,347
Photronics, Inc. (a)	21,493	608,682
Power Integrations, Inc.	19,822	1,418,264
Rambus, Inc. (a)	36,901	2,280,851
Semtech Corp. (a) (b)	22,500	618,525
Silicon Laboratories, Inc. (a)	11,067	1,590,549
SiTime Corp. (a) (b)	6,235	581,289
SkyWater Technology, Inc. (a) (b)	6,700	68,139
SMART Global Holdings, Inc. (a) (b)	17,380	457,442
Synaptics, Inc. (a)	13,790	1,345,352

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Transphorm, Inc. (a) (b)	11,000	$54,010
Ultra Clean Holdings, Inc. (a)	15,898	730,354
Universal Display Corp.	16,386	2,760,222
Veeco Instruments, Inc. (a) (b)	17,908	629,824
Wolfspeed, Inc. (a) (b)	44,801	1,321,630
		71,697,912
SOFTWARE — 9.5%
8x8, Inc. (a)	41,700	112,590
A10 Networks, Inc.	25,600	350,464
ACI Worldwide, Inc. (a)	38,186	1,268,157
Adeia, Inc.	37,636	410,985
Agilysys, Inc. (a)	7,057	594,623
Alarm.com Holdings, Inc. (a)	16,900	1,224,743
Alkami Technology, Inc. (a)	14,300	351,351
Altair Engineering, Inc. Class A (a) (b)	19,553	1,684,491
American Software, Inc. Class A	11,700	133,965
Amplitude, Inc. Class A (a)	24,400	265,472
Appfolio, Inc. Class A (a)	6,764	1,668,949
Appian Corp. Class A (a)	14,682	586,546
AppLovin Corp. Class A (a)	71,900	4,976,918
Asana, Inc. Class A (a) (b)	28,900	447,661
Aspen Technology, Inc. (a)	9,662	2,060,711
Asure Software, Inc. (a)	8,300	64,574
Atlassian Corp. Class A (a)	55,612	10,850,457
Aurora Innovation, Inc. (a) (b)	126,400	356,448
AvePoint, Inc. (a)	52,600	416,592
Bentley Systems, Inc. Class B (b)	69,400	3,624,068
Bill Holdings, Inc. (a)	36,508	2,508,830
Bit Digital, Inc. (a) (b)	29,400	84,378
Blackbaud, Inc. (a)	15,133	1,121,961
BlackLine, Inc. (a)	20,162	1,302,062
Box, Inc. Class A (a)	48,727	1,379,949
Braze, Inc. Class A (a)	18,800	832,840
C3.ai, Inc. Class A (a) (b)	29,100	787,737
CCC Intelligent Solutions Holdings, Inc. (a)	122,600	1,466,296
Cerence, Inc. (a) (b)	14,579	229,619
Cipher Mining, Inc. (a)	15,900	81,885
Cleanspark, Inc. (a) (b)	68,700	1,457,127
Clear Secure, Inc. Class A (b)	29,000	616,830
CommVault Systems, Inc. (a)	15,320	1,553,908
Confluent, Inc. Class A (a)	69,500	2,121,140
Consensus Cloud Solutions, Inc. (a)	6,668	105,754
CoreCard Corp. (a) (b)	2,200	24,310
Crowdstrike Holdings, Inc. Class A (a)	76,606	24,559,118
CS Disco, Inc. (a)	7,700	62,601
Daily Journal Corp. (a) (b)	527	190,568
Datadog, Inc. Class A (a)	99,962	12,355,303
Digimarc Corp. (a) (b)	5,167	140,439
Digital Turbine, Inc. (a)	33,386	87,471
DocuSign, Inc. (a)	72,449	4,314,338
Dolby Laboratories, Inc. Class A	20,924	1,752,803
Security Description	Shares	Value
Domo, Inc. Class B (a)	11,144	$99,404
DoubleVerify Holdings, Inc. (a)	50,900	1,789,644
Dropbox, Inc. Class A (a)	90,942	2,209,891
Dynatrace, Inc. (a)	91,300	4,239,972
E2open Parent Holdings, Inc. (a)	58,800	261,072
eGain Corp. (a)	6,594	42,531
Elastic NV (a)	28,620	2,868,869
Enfusion, Inc. Class A (a) (b)	13,500	124,875
Envestnet, Inc. (a)	17,699	1,024,949
Everbridge, Inc. (a)	13,914	484,625
EverCommerce, Inc. (a) (b)	7,500	70,650
Expensify, Inc. Class A (a)	17,000	31,280
Five9, Inc. (a)	25,696	1,595,979
Freshworks, Inc. Class A (a) (b)	56,900	1,036,149
Gitlab, Inc. Class A (a)	32,900	1,918,728
Guidewire Software, Inc. (a)	29,474	3,439,911
HashiCorp, Inc. Class A (a)	35,100	945,945
HubSpot, Inc. (a)	16,604	10,403,402
Informatica, Inc. Class A (a)	15,400	539,000
Instructure Holdings, Inc. (a)	7,000	149,660
Intapp, Inc. (a) (b)	14,600	500,780
InterDigital, Inc. (b)	8,773	933,974
Jamf Holding Corp. (a) (b)	24,600	451,410
Kaltura, Inc. (a)	25,500	34,425
LivePerson, Inc. (a) (b)	26,200	26,132
LiveRamp Holdings, Inc. (a)	23,301	803,885
Manhattan Associates, Inc. (a)	21,728	5,436,997
Marathon Digital Holdings, Inc. (a) (b)	79,600	1,797,368
Matterport, Inc. (a) (b)	86,600	195,716
MeridianLink, Inc. (a)	9,200	172,040
MicroStrategy, Inc. Class A (a) (b)	5,235	8,923,372
Mitek Systems, Inc. (a) (b)	14,961	210,950
Model N, Inc. (a) (b)	14,456	411,562
N-able, Inc. (a)	24,952	326,123
nCino, Inc. (a) (b)	25,400	949,452
NCR Voyix Corp. (a) (b)	46,967	593,193
NextNav, Inc. (a) (b)	19,700	129,626
Nutanix, Inc. Class A (a)	86,847	5,360,197
Olo, Inc. Class A (a)	36,800	202,032
ON24, Inc.	10,000	71,400
OneSpan, Inc. (a)	13,731	159,692
PagerDuty, Inc. (a) (b)	31,998	725,715
Palantir Technologies, Inc. Class A (a)	691,200	15,904,512
Pegasystems, Inc.	15,036	971,927
PowerSchool Holdings, Inc. Class A (a) (b)	20,700	440,703
Procore Technologies, Inc. (a)	28,300	2,325,411
Progress Software Corp.	15,438	823,000
PROS Holdings, Inc. (a) (b)	15,600	566,748
Q2 Holdings, Inc. (a)	20,038	1,053,197
Qualys, Inc. (a)	12,795	2,135,102
Rapid7, Inc. (a)	21,525	1,055,586
Red Violet, Inc. (a)	3,800	74,290

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Rimini Street, Inc. (a) (b)	16,300	$53,138
RingCentral, Inc. Class A (a)	30,578	1,062,280
Riot Platforms, Inc. (a)	71,214	871,659
Sapiens International Corp. NV	10,900	350,544
SEMrush Holdings, Inc. Class A (a)	10,500	139,230
SentinelOne, Inc. Class A (a)	86,900	2,025,639
Smartsheet, Inc. Class A (a)	46,055	1,773,118
SolarWinds Corp. (a)	18,151	229,066
SoundHound AI, Inc. Class A (a) (b)	49,200	289,788
SoundThinking, Inc. (a) (b)	3,300	52,404
Sprinklr, Inc. Class A (a)	36,900	452,763
Sprout Social, Inc. Class A (a) (b)	17,147	1,023,847
SPS Commerce, Inc. (a)	12,797	2,366,165
Tenable Holdings, Inc. (a)	40,500	2,001,915
Teradata Corp. (a)	34,975	1,352,483
Terawulf, Inc. (a) (b)	54,800	144,124
UiPath, Inc. Class A (a)	136,100	3,085,387
Unity Software, Inc. (a) (b)	104,400	2,787,480
Varonis Systems, Inc. (a)	38,579	1,819,771
Verint Systems, Inc. (a)	21,829	723,631
Veritone, Inc. (a) (b)	10,700	56,282
Viant Technology, Inc. Class A (a)	4,700	50,102
Weave Communications, Inc. (a)	12,300	141,204
Workday, Inc. Class A (a)	72,094	19,663,638
Workiva, Inc. (a)	17,300	1,467,040
Xperi, Inc. (a)	14,814	178,657
Yext, Inc. (a)	38,007	229,182
Zeta Global Holdings Corp. Class A (a) (b)	48,700	532,291
Zoom Video Communications, Inc. Class A (a)	92,525	6,048,359
Zscaler, Inc. (a)	31,729	6,111,957
Zuora, Inc. Class A (a)	47,200	430,464
		235,143,693
SPECIALIZED REITs — 0.8%
CubeSmart REIT	78,988	3,571,837
EPR Properties REIT	25,649	1,088,800
Farmland Partners, Inc. REIT (b)	15,700	174,270
Four Corners Property Trust, Inc. REIT	31,109	761,237
Gaming & Leisure Properties, Inc. REIT	91,464	4,213,746
Gladstone Land Corp. REIT	10,900	145,406
Lamar Advertising Co. Class A REIT	30,655	3,660,514
National Storage Affiliates Trust REIT	26,910	1,053,796
Outfront Media, Inc. REIT	51,767	869,168
PotlatchDeltic Corp. REIT	27,656	1,300,385
Rayonier, Inc. REIT	52,427	1,742,673
Safehold, Inc. REIT (b)	17,436	359,182
Security Description	Shares	Value
Uniti Group, Inc. REIT	83,670	$493,653
		19,434,667
SPECIALTY RETAIL — 2.9%
1-800-Flowers.com, Inc. Class A (a) (b)	8,500	92,055
Aaron's Co., Inc.	10,248	76,860
Abercrombie & Fitch Co. Class A (a)	16,942	2,123,341
Academy Sports & Outdoors, Inc.	25,400	1,715,516
Advance Auto Parts, Inc. (b)	21,400	1,820,926
American Eagle Outfitters, Inc.	64,428	1,661,598
America's Car-Mart, Inc. (a)	2,151	137,384
Arko Corp. (b)	28,600	163,020
Asbury Automotive Group, Inc. (a) (b)	7,202	1,698,088
AutoNation, Inc. (a)	10,169	1,683,783
BARK, Inc. (a) (b)	52,000	64,480
Beyond, Inc. (a) (b)	15,882	570,323
Big 5 Sporting Goods Corp. (b)	6,500	22,880
Boot Barn Holdings, Inc. (a) (b)	10,500	999,075
Buckle, Inc. (b)	10,787	434,392
Build-A-Bear Workshop, Inc. (b)	4,300	128,441
Burlington Stores, Inc. (a)	22,914	5,320,402
Caleres, Inc. (b)	12,090	496,053
Camping World Holdings, Inc. Class A (b)	14,827	412,932
CarParts.com, Inc. (a)	16,600	26,892
Carvana Co. (a)	36,095	3,173,111
Cato Corp. Class A	5,100	29,427
Children's Place, Inc. (a)	4,042	46,645
Designer Brands, Inc. Class A	15,456	168,934
Destination XL Group, Inc. (a) (b)	18,700	67,320
Dick's Sporting Goods, Inc. (b)	19,982	4,493,152
Duluth Holdings, Inc. Class B (a)	4,596	22,520
Envela Corp. (a) (b)	1,388	6,413
EVgo, Inc. (a) (b)	34,400	86,344
Five Below, Inc. (a) (b)	19,524	3,541,263
Floor & Decor Holdings, Inc. Class A (a) (b)	36,756	4,764,313
Foot Locker, Inc.	28,831	821,683
GameStop Corp. Class A (a) (b)	95,724	1,198,464
Gap, Inc.	69,000	1,900,950
Genesco, Inc. (a)	4,305	121,143
Group 1 Automotive, Inc.	4,808	1,405,042
GrowGeneration Corp. (a) (b)	19,700	56,342
Guess?, Inc. (b)	9,800	308,406
Haverty Furniture Cos., Inc.	5,405	184,419
Hibbett, Inc. (b)	4,234	325,214
J Jill, Inc. (a)	1,600	51,152
Lands' End, Inc. (a)	4,700	51,183
Lazydays Holdings, Inc. (a)	2,400	9,672
Leslie's, Inc. (a)	62,971	409,311
Lithia Motors, Inc.	9,629	2,896,981
MarineMax, Inc. (a) (b)	7,476	248,652
Monro, Inc.	11,198	353,185

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Murphy USA, Inc. (b)	6,870	$2,879,904
National Vision Holdings, Inc. (a)	27,025	598,874
ODP Corp. (a)	11,018	584,505
OneWater Marine, Inc. Class A (a) (b)	4,400	123,860
Penske Automotive Group, Inc.	6,889	1,115,949
Petco Health & Wellness Co., Inc. (a) (b)	28,900	65,892
PetMed Express, Inc. (b)	8,368	40,083
Rent the Runway, Inc. Class A (a)	12,300	4,248
Revolve Group, Inc. (a) (b)	14,700	311,199
RH (a)	5,560	1,936,326
Sally Beauty Holdings, Inc. (a)	37,748	468,830
Shoe Carnival, Inc. (b)	6,600	241,824
Signet Jewelers Ltd. (b)	15,100	1,511,057
Sleep Number Corp. (a)	7,617	122,100
Sonic Automotive, Inc. Class A	5,236	298,138
Sportsman's Warehouse Holdings, Inc. (a)	12,570	39,093
Stitch Fix, Inc. Class A (a) (b)	31,746	83,809
ThredUp, Inc. Class A (a) (b)	23,500	47,000
Tile Shop Holdings, Inc. (a)	9,600	67,488
Tilly's, Inc. Class A (a) (b)	8,237	56,012
Torrid Holdings, Inc. (a) (b)	3,500	17,080
Upbound Group, Inc.	19,354	681,454
Urban Outfitters, Inc. (a)	22,450	974,779
Valvoline, Inc. (a)	46,041	2,052,047
Victoria's Secret & Co. (a) (b)	27,800	538,764
Warby Parker, Inc. Class A (a) (b)	30,200	411,022
Wayfair, Inc. Class A (a) (b)	29,870	2,027,576
Williams-Sonoma, Inc. (b)	22,580	7,169,827
Winmark Corp.	974	352,296
Zumiez, Inc. (a)	5,200	78,988
		71,289,706
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
CompoSecure, Inc. Class A (a) (b)	6,200	44,826
Corsair Gaming, Inc. (a)	11,100	136,974
CPI Card Group, Inc. (a) (b)	1,300	23,218
Eastman Kodak Co. (a)	19,300	95,535
Immersion Corp.	9,600	71,808
Intevac, Inc. (a)	8,200	31,488
IonQ, Inc. (a) (b)	57,300	572,427
Pure Storage, Inc. Class A (a)	101,575	5,280,884
Turtle Beach Corp. (a)	5,400	93,096
Xerox Holdings Corp.	40,600	726,740
		7,076,996
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Allbirds, Inc. Class A (a) (b)	29,900	20,753
Birkenstock Holding PLC (a)	9,000	425,250
Capri Holdings Ltd. (a)	40,191	1,820,652
Carter's, Inc.	12,760	1,080,517
Security Description	Shares	Value
Columbia Sportswear Co. (b)	12,520	$1,016,373
Crocs, Inc. (a)	21,020	3,022,676
Figs, Inc. Class A (a) (b)	43,900	218,622
Fossil Group, Inc. (a) (b)	17,900	18,258
G-III Apparel Group Ltd. (a)	14,781	428,797
Hanesbrands, Inc. (a) (b)	122,400	709,920
Kontoor Brands, Inc.	19,900	1,198,975
Movado Group, Inc.	5,661	158,112
Oxford Industries, Inc. (b)	5,330	599,092
PVH Corp.	21,100	2,966,871
Rocky Brands, Inc.	2,405	65,248
Skechers USA, Inc. Class A (a)	47,334	2,899,681
Steven Madden Ltd. (b)	25,313	1,070,234
Under Armour, Inc. Class A (a)	53,100	391,878
Under Armour, Inc. Class C (a) (b)	85,300	609,042
Vera Bradley, Inc. (a)	8,100	55,080
Wolverine World Wide, Inc.	26,980	302,446
		19,078,477
TOBACCO — 0.0% (d)
Ispire Technology, Inc. (a) (b)	6,200	38,006
Turning Point Brands, Inc.	5,700	167,010
Universal Corp.	8,341	431,397
Vector Group Ltd.	51,096	560,012
		1,196,425
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Air Lease Corp.	37,356	1,921,593
Alta Equipment Group, Inc.	8,200	106,190
Applied Industrial Technologies, Inc.	13,301	2,627,613
Beacon Roofing Supply, Inc. (a)	22,403	2,195,942
BlueLinx Holdings, Inc. (a)	2,900	377,696
Boise Cascade Co.	14,001	2,147,333
Core & Main, Inc. Class A (a)	61,000	3,492,250
Custom Truck One Source, Inc. (a)	19,100	111,162
Distribution Solutions Group, Inc. (a) (b)	3,390	120,277
DNOW, Inc. (a)	37,919	576,369
DXP Enterprises, Inc. (a)	4,800	257,904
EVI Industries, Inc.	2,400	59,760
Ferguson PLC	73,400	16,032,762
FTAI Aviation Ltd. (b)	34,800	2,342,040
GATX Corp.	12,431	1,666,127
Global Industrial Co.	4,800	214,944
GMS, Inc. (a)	13,900	1,353,026
H&E Equipment Services, Inc.	11,200	718,816
Herc Holdings, Inc.	10,038	1,689,395
Hudson Technologies, Inc. (a)	15,000	165,150
Karat Packaging, Inc.	2,300	65,803
McGrath RentCorp	8,700	1,073,319
MRC Global, Inc. (a)	30,000	377,100
MSC Industrial Direct Co., Inc. Class A	16,099	1,562,247
Rush Enterprises, Inc. Class A	22,075	1,181,454

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Rush Enterprises, Inc. Class B	2,850	$151,877
SiteOne Landscape Supply, Inc. (a)	15,933	2,781,105
Titan Machinery, Inc. (a) (b)	7,300	181,113
Transcat, Inc. (a)	2,900	323,147
Watsco, Inc. (b)	11,903	5,141,739
WESCO International, Inc.	15,608	2,673,338
Willis Lease Finance Corp. (a)	1,200	59,544
Xometry, Inc. Class A (a) (b)	11,900	200,991
		53,949,126
WATER UTILITIES — 0.3%
American States Water Co.	13,001	939,192
Artesian Resources Corp. Class A (b)	2,951	109,512
Cadiz, Inc. (a) (b)	12,500	36,250
California Water Service Group	20,289	943,033
Consolidated Water Co. Ltd. (b)	5,200	152,412
Essential Utilities, Inc.	89,239	3,306,305
Global Water Resources, Inc.	3,800	48,792
Middlesex Water Co.	6,423	337,207
Pure Cycle Corp. (a)	7,800	74,100
SJW Group	10,987	621,754
York Water Co.	4,800	174,096
		6,742,653
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Gogo, Inc. (a)	23,110	202,906
Spok Holdings, Inc.	6,100	97,295
Telephone & Data Systems, Inc.	34,800	557,496
		857,697
TOTAL COMMON STOCKS (Cost $2,008,889,696)		2,444,016,002
RIGHTS — 0.0%
OIL, GAS & CONSUMABLE FUELS — 0.0%
Empire Petroleum Corp. (expiring 04/03/24) (a) (b) (Cost $0)	6,700	—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	24,168,247	$24,175,498
State Street Navigator Securities Lending Portfolio II (h) (i)	117,664,983	117,664,983
TOTAL SHORT-TERM INVESTMENTS (Cost $141,840,418)		141,840,481
TOTAL INVESTMENTS — 104.8% (Cost $2,150,730,114)		2,585,856,483
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(117,610,247)
NET ASSETS — 100.0%		$2,468,246,236
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	114	06/21/2024	$11,998,916	$12,231,629	$232,713
E-mini S&P MidCap 400 Index (long)	42	06/21/2024	12,593,273	12,925,080	331,807
					$564,520

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,444,044,365	$11,637	$0(a)	$2,444,016,002
Rights	—	—	—	—
Short-Term Investments	141,840,481	—	—	141,840,481
TOTAL INVESTMENTS	$2,585,844,846	$11,637	$—	$2,585,856,483
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$564,520	$—	$—	$564,520
TOTAL OTHER FINANCIAL INSTRUMENTS:	$564,520	$—	$—	$564,520
(a)	The Portfolio held Level 3 securities that were valued at $0 at March 31, 2024.

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,667,676	$18,675,143	$102,372,437	$96,869,580	$(1,426)	$(1,076)	24,168,247	$24,175,498	$329,858
State Street Navigator Securities Lending Portfolio II	137,781,840	137,781,840	129,576,346	149,693,203	—	—	117,664,983	117,664,983	378,150
Total		$156,456,983	$231,948,783	$246,562,783	$(1,426)	$(1,076)		$141,840,481	$708,008
See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 60.1%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (a)	34	$2,036
AeroVironment, Inc. (a)	17	2,606
Axon Enterprise, Inc. (a)	22	6,883
Boeing Co. (a)	170	32,808
BWX Technologies, Inc.	26	2,668
Curtiss-Wright Corp.	10	2,559
General Dynamics Corp.	63	17,797
HEICO Corp. Class A	35	5,388
Hexcel Corp.	33	2,404
Howmet Aerospace, Inc.	120	8,212
Huntington Ingalls Industries, Inc.	9	2,623
Kratos Defense & Security Solutions, Inc. (a)	116	2,132
L3Harris Technologies, Inc.	60	12,786
Lockheed Martin Corp.	58	26,383
Moog, Inc. Class A	18	2,874
Northrop Grumman Corp.	42	20,104
RTX Corp.	383	37,354
Spirit AeroSystems Holdings, Inc. Class A (a)	49	1,767
Textron, Inc.	46	4,413
TransDigm Group, Inc.	17	20,937
Woodward, Inc.	16	2,466
		217,200
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	26	1,980
Expeditors International of Washington, Inc.	40	4,863
FedEx Corp.	68	19,702
GXO Logistics, Inc. (a)	40	2,150
Hub Group, Inc. Class A	54	2,334
United Parcel Service, Inc. Class B	199	29,577
		60,606
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	63	2,709
American Airlines Group, Inc. (a)	201	3,085
Delta Air Lines, Inc.	223	10,675
Southwest Airlines Co.	233	6,801
United Airlines Holdings, Inc. (a)	96	4,597
		27,867
AUTO COMPONENTS — 0.1%
Adient PLC (a)	58	1,909
Aptiv PLC (a)	86	6,850
Autoliv, Inc.	21	2,529
BorgWarner, Inc.	52	1,806
Dorman Products, Inc. (a)	27	2,603
Fox Factory Holding Corp. (a)	24	1,250
Gentex Corp.	66	2,384
Goodyear Tire & Rubber Co. (a)	162	2,224
LCI Industries	19	2,338
Lear Corp.	15	2,173
Security Description	Shares	Value
Visteon Corp. (a)	16	$1,882
		27,948
AUTOMOBILES — 0.7%
Ford Motor Co.	1,155	15,339
General Motors Co.	329	14,920
Harley-Davidson, Inc.	49	2,143
Lucid Group, Inc. (a) (b)	491	1,399
Rivian Automotive, Inc. Class A (a) (b)	239	2,617
Tesla, Inc. (a)	808	142,038
Thor Industries, Inc.	23	2,699
		181,155
BANKS — 2.6%
Ameris Bancorp	55	2,661
Associated Banc-Corp.	123	2,646
Atlantic Union Bankshares Corp.	71	2,507
Bank of America Corp.	1,929	73,148
Bank of New York Mellon Corp.	197	11,351
Cadence Bank	94	2,726
Cathay General Bancorp	59	2,232
Citigroup, Inc.	526	33,264
Citizens Financial Group, Inc.	120	4,355
Columbia Banking System, Inc.	101	1,954
Comerica, Inc.	33	1,815
Commerce Bancshares, Inc.	27	1,436
Community Bank System, Inc.	51	2,449
Cullen/Frost Bankers, Inc.	22	2,477
CVB Financial Corp.	124	2,212
East West Bancorp, Inc.	37	2,927
Eastern Bankshares, Inc.	171	2,356
Fifth Third Bancorp	200	7,442
First BanCorp (c)	151	2,648
First Bancorp/Southern Pines NC (c)	70	2,528
First Citizens BancShares, Inc. Class A	3	4,905
First Financial Bancorp	110	2,466
First Financial Bankshares, Inc.	82	2,690
First Hawaiian, Inc.	110	2,416
First Horizon Corp.	187	2,880
First Interstate BancSystem, Inc. Class A	85	2,313
First Merchants Corp.	73	2,548
FNB Corp.	48	677
Fulton Financial Corp.	95	1,510
Glacier Bancorp, Inc.	65	2,618
Goldman Sachs Group, Inc.	90	37,592
Hancock Whitney Corp.	59	2,716
Home BancShares, Inc.	31	762
Huntington Bancshares, Inc.	329	4,590
Independent Bank Corp.	41	2,133
Independent Bank Group, Inc.	54	2,465
International Bancshares Corp.	46	2,582
JPMorgan Chase & Co.	828	165,848
KeyCorp	202	3,194
M&T Bank Corp.	48	6,981

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Morgan Stanley	360	$33,898
NBT Bancorp, Inc.	60	2,201
New York Community Bancorp, Inc.	203	654
Northern Trust Corp.	54	4,802
Old National Bancorp	57	992
Pacific Premier Bancorp, Inc.	104	2,496
Park National Corp.	19	2,581
Pinnacle Financial Partners, Inc.	32	2,748
PNC Financial Services Group, Inc.	107	17,291
Popular, Inc.	13	1,145
Prosperity Bancshares, Inc.	37	2,434
Regions Financial Corp.	139	2,925
Renasant Corp.	81	2,537
Seacoast Banking Corp. of Florida	99	2,514
ServisFirst Bancshares, Inc.	42	2,787
Simmons First National Corp. Class A	137	2,666
SouthState Corp.	30	2,551
State Street Corp. (d)	92	7,113
Synovus Financial Corp.	49	1,963
Texas Capital Bancshares, Inc. (a)	36	2,216
Towne Bank	87	2,441
Truist Financial Corp.	392	15,280
Trustmark Corp.	65	1,827
U.S. Bancorp	422	18,863
UMB Financial Corp.	31	2,697
United Bankshares, Inc.	43	1,539
United Community Banks, Inc.	88	2,316
Valley National Bancorp	127	1,011
Webster Financial Corp.	53	2,691
Wells Fargo & Co.	1,013	58,713
WesBanco, Inc.	83	2,474
Western Alliance Bancorp	26	1,669
Wintrust Financial Corp.	5	522
WSFS Financial Corp.	57	2,573
Zions Bancorp NA	42	1,823
		633,973
BEVERAGES — 0.8%
Boston Beer Co., Inc. Class A (a)	5	1,522
Brown-Forman Corp. Class A	64	3,389
Celsius Holdings, Inc. (a)	48	3,980
Coca-Cola Co.	1,086	66,441
Coca-Cola Consolidated, Inc.	2	1,693
Constellation Brands, Inc. Class A	51	13,860
Keurig Dr Pepper, Inc.	328	10,060
MGP Ingredients, Inc.	21	1,808
Molson Coors Beverage Co. Class B	44	2,959
Monster Beverage Corp. (a)	235	13,931
PepsiCo, Inc.	384	67,204
		186,847
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	514	93,599
Alkermes PLC (a)	81	2,193
Alnylam Pharmaceuticals, Inc. (a)	44	6,576
Security Description	Shares	Value
Alpine Immune Sciences, Inc. (a)	33	$1,308
Amgen, Inc.	156	44,354
Amicus Therapeutics, Inc. (a)	186	2,191
Apellis Pharmaceuticals, Inc. (a)	41	2,410
Ardelyx, Inc. (a)	179	1,307
Arrowhead Pharmaceuticals, Inc. (a)	82	2,345
Biogen, Inc. (a)	45	9,703
Biohaven Ltd. (a)	35	1,914
BioMarin Pharmaceutical, Inc. (a)	65	5,677
Blueprint Medicines Corp. (a)	25	2,372
Bridgebio Pharma, Inc. (a)	73	2,257
CRISPR Therapeutics AG (a)	28	1,908
Cytokinetics, Inc. (a)	43	3,015
Denali Therapeutics, Inc. (a)	104	2,134
Exact Sciences Corp. (a)	64	4,420
Exelixis, Inc. (a)	107	2,539
Gilead Sciences, Inc.	375	27,469
Halozyme Therapeutics, Inc. (a)	58	2,359
Ideaya Biosciences, Inc. (a)	50	2,194
Incyte Corp. (a)	61	3,475
Insmed, Inc. (a)	88	2,387
Intellia Therapeutics, Inc. (a)	80	2,201
Ionis Pharmaceuticals, Inc. (a)	62	2,688
Iovance Biotherapeutics, Inc. (a)	88	1,304
Krystal Biotech, Inc. (a)	11	1,957
Madrigal Pharmaceuticals, Inc. (a)	8	2,136
Moderna, Inc. (a)	105	11,189
Natera, Inc. (a)	40	3,658
Neurocrine Biosciences, Inc. (a)	34	4,689
Regeneron Pharmaceuticals, Inc. (a)	32	30,800
REVOLUTION Medicines, Inc. (a)	88	2,836
Rhythm Pharmaceuticals, Inc. (a)	47	2,037
Roivant Sciences Ltd. (a)	138	1,455
Sarepta Therapeutics, Inc. (a)	34	4,402
SpringWorks Therapeutics, Inc. (a)	45	2,215
Spyre Therapeutics, Inc. (a) (b)	23	872
Ultragenyx Pharmaceutical, Inc. (a)	58	2,708
United Therapeutics Corp. (a)	15	3,446
Vaxcyte, Inc. (a)	42	2,869
Vera Therapeutics, Inc. (a)	25	1,078
Vertex Pharmaceuticals, Inc. (a)	79	33,023
Viking Therapeutics, Inc. (a)	37	3,034
		350,703
BROADLINE RETAIL — 2.0%
Amazon.com, Inc. (a)	2,664	480,532
eBay, Inc.	160	8,445
Etsy, Inc. (a)	42	2,886
Kohl's Corp.	90	2,624
Macy's, Inc.	95	1,899
Ollie's Bargain Outlet Holdings, Inc. (a)	27	2,148
		498,534
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	29	2,594

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
AAON, Inc.	37	$3,260
Advanced Drainage Systems, Inc.	19	3,273
Allegion PLC	21	2,829
Armstrong World Industries, Inc.	27	3,354
AZEK Co., Inc. (a)	59	2,963
Builders FirstSource, Inc. (a)	38	7,925
Carlisle Cos., Inc.	12	4,702
Carrier Global Corp.	254	14,765
CSW Industrials, Inc.	11	2,581
Fortune Brands Innovations, Inc.	36	3,048
Johnson Controls International PLC	205	13,391
Lennox International, Inc.	7	3,421
Masco Corp.	41	3,234
Owens Corning	18	3,002
Resideo Technologies, Inc. (a)	138	3,094
Simpson Manufacturing Co., Inc.	16	3,283
Trane Technologies PLC	69	20,714
Trex Co., Inc. (a)	36	3,591
UFP Industries, Inc.	21	2,583
Zurn Elkay Water Solutions Corp.	26	870
		108,477
CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.	26	11,399
ARES Management Corp. Class A	57	7,580
BlackRock, Inc.	40	33,348
Blackstone, Inc.	218	28,639
Blue Owl Capital, Inc.	161	3,036
Carlyle Group, Inc.	72	3,378
Cboe Global Markets, Inc.	37	6,798
Charles Schwab Corp.	443	32,047
CME Group, Inc.	106	22,821
Coinbase Global, Inc. Class A (a)	52	13,786
Evercore, Inc. Class A	16	3,081
FactSet Research Systems, Inc.	10	4,544
Federated Hermes, Inc.	66	2,384
Franklin Resources, Inc.	88	2,474
Hamilton Lane, Inc. Class A	25	2,819
Houlihan Lokey, Inc.	20	2,564
Interactive Brokers Group, Inc. Class A	26	2,904
Intercontinental Exchange, Inc.	164	22,538
Invesco Ltd.	155	2,571
Jefferies Financial Group, Inc.	62	2,734
KKR & Co., Inc.	204	20,518
Lazard, Inc.	70	2,931
LPL Financial Holdings, Inc.	23	6,077
MarketAxess Holdings, Inc.	11	2,412
Moelis & Co. Class A	49	2,782
Moody's Corp.	46	18,079
Morningstar, Inc.	8	2,467
MSCI, Inc.	23	12,890
Nasdaq, Inc.	103	6,499
Raymond James Financial, Inc.	56	7,192
Robinhood Markets, Inc. Class A (a)	170	3,422
S&P Global, Inc.	91	38,716
Stifel Financial Corp.	36	2,814
Security Description	Shares	Value
StoneX Group, Inc. (a)	33	$2,319
T Rowe Price Group, Inc.	66	8,047
Tradeweb Markets, Inc. Class A	36	3,750
		352,360
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	66	15,990
Albemarle Corp.	36	4,743
Ashland, Inc.	26	2,532
Avient Corp.	63	2,734
Axalta Coating Systems Ltd. (a)	78	2,682
Balchem Corp.	16	2,479
Cabot Corp.	30	2,766
Celanese Corp.	26	4,468
CF Industries Holdings, Inc.	56	4,660
Chemours Co.	83	2,180
Corteva, Inc.	218	12,572
Dow, Inc.	205	11,876
DuPont de Nemours, Inc.	134	10,274
Eastman Chemical Co.	29	2,906
Ecolab, Inc.	72	16,625
Element Solutions, Inc.	109	2,723
FMC Corp.	35	2,229
HB Fuller Co.	31	2,472
Huntsman Corp.	86	2,239
Innospec, Inc.	20	2,579
International Flavors & Fragrances, Inc.	87	7,481
Linde PLC	136	63,147
LyondellBasell Industries NV Class A	71	7,262
Mosaic Co.	92	2,986
Olin Corp.	43	2,528
PPG Industries, Inc.	72	10,433
RPM International, Inc.	33	3,925
Sensient Technologies Corp.	36	2,491
Sherwin-Williams Co.	69	23,966
Westlake Corp.	17	2,598
		238,546
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	50	2,231
Brink's Co.	30	2,771
Casella Waste Systems, Inc. Class A (a)	27	2,669
Cintas Corp.	24	16,489
Clean Harbors, Inc. (a)	14	2,818
Copart, Inc. (a)	264	15,291
HNI Corp.	60	2,708
MSA Safety, Inc.	12	2,323
OPENLANE, Inc. (a)	149	2,578
RB Global, Inc.	53	4,037
Republic Services, Inc.	45	8,615
Rollins, Inc.	89	4,118
Stericycle, Inc. (a)	50	2,637
Tetra Tech, Inc.	15	2,771
UniFirst Corp.	12	2,081

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Veralto Corp.	66	$5,852
Waste Management, Inc.	98	20,889
		100,878
COMMUNICATIONS EQUIPMENT — 0.4%
Arista Networks, Inc. (a)	77	22,329
Ciena Corp. (a)	54	2,670
Cisco Systems, Inc.	1,142	56,997
Extreme Networks, Inc. (a)	99	1,142
F5, Inc. (a)	15	2,844
Juniper Networks, Inc.	96	3,558
Lumentum Holdings, Inc. (a)	34	1,610
Motorola Solutions, Inc.	46	16,329
		107,479
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	27	2,648
API Group Corp. (a)	79	3,102
Arcosa, Inc.	29	2,490
Comfort Systems USA, Inc.	13	4,130
Dycom Industries, Inc. (a)	16	2,297
EMCOR Group, Inc.	10	3,502
Fluor Corp. (a)	59	2,495
MasTec, Inc. (a)	33	3,077
MDU Resources Group, Inc.	32	806
Quanta Services, Inc.	48	12,471
Valmont Industries, Inc.	10	2,283
WillScot Mobile Mini Holdings Corp. (a)	52	2,418
		41,719
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	7	1,902
Martin Marietta Materials, Inc.	18	11,051
Summit Materials, Inc. Class A (a)	64	2,853
Vulcan Materials Co.	38	10,371
		26,177
CONSUMER FINANCE — 0.3%
Ally Financial, Inc.	85	3,450
American Express Co.	164	37,341
Capital One Financial Corp.	115	17,122
Discover Financial Services	73	9,570
FirstCash Holdings, Inc.	18	2,296
Nelnet, Inc. Class A	24	2,272
OneMain Holdings, Inc.	57	2,912
SLM Corp.	106	2,310
SoFi Technologies, Inc. (a)	336	2,453
Synchrony Financial	128	5,519
		85,245
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	62	1,329
BJ's Wholesale Club Holdings, Inc. (a)	39	2,950
Casey's General Stores, Inc.	11	3,503
Costco Wholesale Corp.	128	93,777
Dollar General Corp.	70	10,924
Security Description	Shares	Value
Dollar Tree, Inc. (a)	68	$9,054
Grocery Outlet Holding Corp. (a)	73	2,101
Kroger Co.	196	11,198
Performance Food Group Co. (a)	43	3,210
Sprouts Farmers Market, Inc. (a)	46	2,966
Sysco Corp.	141	11,446
Target Corp.	141	24,987
U.S. Foods Holding Corp. (a)	60	3,238
Weis Markets, Inc.	31	1,996
Walgreens Boots Alliance, Inc.	238	5,162
Walmart, Inc.	1,209	72,746
		260,587
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	334	3,177
AptarGroup, Inc.	16	2,302
Avery Dennison Corp.	17	3,795
Ball Corp.	106	7,140
Berry Global Group, Inc.	36	2,177
Crown Holdings, Inc.	34	2,695
Graphic Packaging Holding Co.	96	2,801
Greif, Inc. Class B	31	2,155
International Paper Co.	92	3,590
Packaging Corp. of America	18	3,416
Sealed Air Corp.	65	2,418
Silgan Holdings, Inc.	50	2,428
Sonoco Products Co.	12	694
Westrock Co.	92	4,550
		43,338
DISTRIBUTORS — 0.1%
Genuine Parts Co.	44	6,817
LKQ Corp.	50	2,670
Pool Corp.	12	4,842
		14,329
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	21	1,079
Bright Horizons Family Solutions, Inc. (a)	27	3,061
Duolingo, Inc. (a)	14	3,088
Graham Holdings Co. Class B	3	2,303
Grand Canyon Education, Inc. (a)	17	2,316
H&R Block, Inc.	48	2,357
Laureate Education, Inc.	142	2,069
Service Corp. International	37	2,746
Strategic Education, Inc.	25	2,603
		21,622
DIVERSIFIED REITs — 0.0% (e)
Broadstone Net Lease, Inc. REIT	144	2,257
Essential Properties Realty Trust, Inc. REIT	93	2,479
WP Carey, Inc. REIT	50	2,822
		7,558
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	2,119	37,294

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	74	$1,813
Iridium Communications, Inc.	54	1,413
Liberty Global Ltd. Class A (a)	170	2,876
Verizon Communications, Inc.	1,265	53,080
		96,476
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	37	2,207
Alliant Energy Corp.	46	2,318
American Electric Power Co., Inc.	155	13,345
Avangrid, Inc.	68	2,478
Constellation Energy Corp.	98	18,115
Duke Energy Corp.	201	19,439
Edison International	124	8,771
Entergy Corp.	46	4,861
Evergy, Inc.	41	2,189
Eversource Energy	120	7,172
Exelon Corp.	286	10,745
FirstEnergy Corp.	159	6,141
IDACORP, Inc.	21	1,951
MGE Energy, Inc.	28	2,204
NextEra Energy, Inc.	605	38,666
NRG Energy, Inc.	74	5,009
OGE Energy Corp.	58	1,989
Otter Tail Corp.	28	2,419
PG&E Corp.	668	11,196
Pinnacle West Capital Corp.	27	2,018
Portland General Electric Co.	49	2,058
PPL Corp.	248	6,827
Southern Co.	287	20,589
Xcel Energy, Inc.	161	8,654
		201,361
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	6	1,612
AMETEK, Inc.	62	11,340
Atkore, Inc.	16	3,046
Eaton Corp. PLC	118	36,896
Emerson Electric Co.	168	19,055
Encore Wire Corp.	7	1,839
EnerSys	23	2,173
Generac Holdings, Inc. (a)	24	3,027
NEXTracker, Inc. Class A (a)	30	1,688
nVent Electric PLC	50	3,770
Plug Power, Inc. (a)	319	1,097
Regal Rexnord Corp.	20	3,602
Rockwell Automation, Inc.	36	10,488
Sensata Technologies Holding PLC	58	2,131
Vertiv Holdings Co. Class A	109	8,902
		110,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Advanced Energy Industries, Inc.	23	2,346
Amphenol Corp. Class A	166	19,148
Arrow Electronics, Inc. (a)	5	647
Security Description	Shares	Value
Avnet, Inc.	43	$2,132
Badger Meter, Inc.	15	2,427
Belden, Inc.	28	2,593
CDW Corp.	37	9,464
Cognex Corp.	58	2,460
Coherent Corp. (a)	52	3,152
Corning, Inc.	222	7,317
Crane NXT Co.	39	2,414
ePlus, Inc. (a)	32	2,513
Fabrinet (a)	13	2,457
Hubbell, Inc.	16	6,641
Insight Enterprises, Inc. (a)	6	1,113
Itron, Inc. (a)	35	3,238
Jabil, Inc.	37	4,956
Keysight Technologies, Inc. (a)	51	7,975
Littelfuse, Inc.	9	2,181
Novanta, Inc. (a)	15	2,622
Plexus Corp. (a)	21	1,991
Sanmina Corp. (a)	39	2,425
TD SYNNEX Corp.	8	905
TE Connectivity Ltd.	87	12,636
Teledyne Technologies, Inc. (a)	16	6,869
Trimble, Inc. (a)	71	4,570
Vishay Intertechnology, Inc.	88	1,996
Vontier Corp.	68	3,085
Zebra Technologies Corp. Class A (a)	15	4,522
		126,795
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	280	9,380
Cactus, Inc. Class A	42	2,104
ChampionX Corp.	68	2,440
Halliburton Co.	238	9,382
Helmerich & Payne, Inc.	51	2,145
Liberty Energy, Inc.	102	2,113
Noble Corp. PLC	44	2,134
NOV, Inc.	108	2,108
Oceaneering International, Inc. (a)	90	2,106
Patterson-UTI Energy, Inc.	153	1,827
Schlumberger NV	408	22,362
TechnipFMC PLC	123	3,089
Tidewater, Inc. (a)	29	2,668
Transocean Ltd. (a) (b)	299	1,878
Valaris Ltd. (a)	30	2,258
Weatherford International PLC (a)	21	2,424
		70,418
ENTERTAINMENT — 0.8%
Atlanta Braves Holdings, Inc. Class A (a)	53	2,221
Electronic Arts, Inc.	62	8,226
Endeavor Group Holdings, Inc. Class A	90	2,316
Liberty Media Corp.-Liberty Formula One Class A (a)	43	2,526

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Liberty Media Corp.-Liberty Formula One Class C (a)	32	$2,099
Live Nation Entertainment, Inc. (a)	45	4,760
Netflix, Inc. (a)	127	77,131
ROBLOX Corp. Class A (a)	152	5,803
Roku, Inc. (a)	42	2,737
Take-Two Interactive Software, Inc. (a)	49	7,276
TKO Group Holdings, Inc.	25	2,160
Walt Disney Co.	534	65,340
Warner Bros Discovery, Inc. (a)	722	6,303
Warner Music Group Corp. Class A	64	2,113
		191,011
FINANCIAL SERVICES — 2.5%
Affirm Holdings, Inc. (a)	71	2,645
Apollo Global Management, Inc.	134	15,068
Berkshire Hathaway, Inc. Class B (a)	523	219,932
Block, Inc. (a)	172	14,548
Corebridge Financial, Inc.	99	2,844
Corpay, Inc. (a)	22	6,788
Equitable Holdings, Inc.	75	2,851
Essent Group Ltd.	43	2,559
Euronet Worldwide, Inc. (a)	25	2,748
EVERTEC, Inc.	58	2,314
Fidelity National Information Services, Inc.	192	14,243
Fiserv, Inc. (a)	168	26,850
Flywire Corp. (a)	75	1,861
Global Payments, Inc.	78	10,425
Jack Henry & Associates, Inc.	18	3,127
Jackson Financial, Inc. Class A	10	661
Mastercard, Inc. Class A	234	112,687
MGIC Investment Corp.	76	1,699
Mr Cooper Group, Inc. (a)	35	2,728
NMI Holdings, Inc. Class A (a)	74	2,393
PayPal Holdings, Inc. (a)	332	22,241
PennyMac Financial Services, Inc.	20	1,822
Radian Group, Inc.	80	2,678
Remitly Global, Inc. (a)	78	1,618
Toast, Inc. Class A (a)	128	3,190
Visa, Inc. Class A	450	125,586
Voya Financial, Inc.	30	2,218
Walker & Dunlop, Inc.	31	3,133
Western Union Co.	98	1,370
WEX, Inc. (a)	12	2,850
		615,677
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	161	10,112
Bunge Global SA	36	3,691
Campbell Soup Co.	49	2,178
Conagra Brands, Inc.	107	3,171
Darling Ingredients, Inc. (a)	51	2,372
Flowers Foods, Inc.	93	2,209
Freshpet, Inc. (a)	26	3,012
Security Description	Shares	Value
General Mills, Inc.	175	$12,245
Hershey Co.	42	8,169
Hormel Foods Corp.	108	3,768
Ingredion, Inc.	21	2,454
J & J Snack Foods Corp.	13	1,879
J M Smucker Co.	28	3,524
Kellanova	81	4,640
Kraft Heinz Co.	228	8,413
Lamb Weston Holdings, Inc.	41	4,368
Lancaster Colony Corp.	12	2,492
McCormick & Co., Inc.	83	6,375
Mondelez International, Inc. Class A	376	26,320
Post Holdings, Inc. (a)	25	2,657
Simply Good Foods Co. (a)	55	1,872
TreeHouse Foods, Inc. (a)	48	1,870
Tyson Foods, Inc. Class A	97	5,697
		123,488
GAS UTILITIES — 0.1%
Atmos Energy Corp.	19	2,259
National Fuel Gas Co.	38	2,041
New Jersey Resources Corp.	48	2,060
ONE Gas, Inc.	32	2,065
Southwest Gas Holdings, Inc.	35	2,665
Spire, Inc.	36	2,209
UGI Corp.	95	2,331
		15,630
GROUND TRANSPORTATION — 0.7%
CSX Corp.	540	20,018
JB Hunt Transport Services, Inc.	24	4,782
Knight-Swift Transportation Holdings, Inc.	42	2,311
Landstar System, Inc.	12	2,313
Lyft, Inc. Class A (a)	115	2,225
Norfolk Southern Corp.	70	17,841
Old Dominion Freight Line, Inc.	54	11,843
Ryder System, Inc.	21	2,524
Saia, Inc. (a)	8	4,680
Uber Technologies, Inc. (a)	615	47,349
U-Haul Holding Co.	42	2,801
Union Pacific Corp.	172	42,300
Werner Enterprises, Inc.	54	2,112
XPO, Inc. (a)	36	4,393
		167,492
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	496	56,376
Align Technology, Inc. (a)	22	7,214
Baxter International, Inc.	164	7,009
Becton Dickinson & Co.	83	20,538
Boston Scientific Corp. (a)	425	29,108
CONMED Corp.	21	1,682
Cooper Cos., Inc.	66	6,696
Dentsply Sirona, Inc.	65	2,157
Dexcom, Inc. (a)	119	16,505
Edwards Lifesciences Corp. (a)	177	16,914

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Enovis Corp. (a)	46	$2,873
Envista Holdings Corp. (a)	84	1,796
GE HealthCare Technologies, Inc.	115	10,455
Glaukos Corp. (a)	29	2,735
Globus Medical, Inc. Class A (a)	43	2,307
Haemonetics Corp. (a)	24	2,049
Hologic, Inc. (a)	51	3,976
IDEXX Laboratories, Inc. (a)	24	12,958
Inari Medical, Inc. (a)	36	1,727
Inspire Medical Systems, Inc. (a)	13	2,792
Insulet Corp. (a)	23	3,942
Integer Holdings Corp. (a)	25	2,917
Integra LifeSciences Holdings Corp. (a)	56	1,985
Intuitive Surgical, Inc. (a)	103	41,106
Lantheus Holdings, Inc. (a)	30	1,867
LivaNova PLC (a)	42	2,350
Masimo Corp. (a)	18	2,643
Medtronic PLC	364	31,723
Merit Medical Systems, Inc. (a)	31	2,348
Neogen Corp. (a)	129	2,036
Penumbra, Inc. (a)	13	2,901
QuidelOrtho Corp. (a)	32	1,534
ResMed, Inc.	45	8,911
Shockwave Medical, Inc. (a)	11	3,582
STERIS PLC	28	6,295
Stryker Corp.	97	34,714
Teleflex, Inc.	11	2,488
Zimmer Biomet Holdings, Inc.	60	7,919
		369,128
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Acadia Healthcare Co., Inc. (a)	30	2,377
agilon health, Inc. (a)	109	665
AMN Healthcare Services, Inc. (a)	26	1,625
Cardinal Health, Inc.	70	7,833
Cencora, Inc.	45	10,934
Centene Corp. (a)	164	12,871
Chemed Corp.	4	2,568
Cigna Group	88	31,961
CorVel Corp. (a)	10	2,630
CVS Health Corp.	365	29,112
DaVita, Inc. (a)	19	2,623
Elevance Health, Inc.	67	34,742
Encompass Health Corp.	33	2,725
Ensign Group, Inc.	21	2,613
Guardant Health, Inc. (a)	78	1,609
HCA Healthcare, Inc.	60	20,012
HealthEquity, Inc. (a)	30	2,449
Henry Schein, Inc. (a)	31	2,341
Humana, Inc.	37	12,829
Laboratory Corp. of America Holdings	25	5,461
McKesson Corp.	38	20,400
Molina Healthcare, Inc. (a)	19	7,806
Option Care Health, Inc. (a)	72	2,415
Patterson Cos., Inc.	66	1,825
Security Description	Shares	Value
Premier, Inc. Class A	104	$2,298
Progyny, Inc. (a)	67	2,556
Quest Diagnostics, Inc.	27	3,594
Select Medical Holdings Corp.	87	2,623
Tenet Healthcare Corp. (a)	37	3,889
UnitedHealth Group, Inc.	268	132,580
Universal Health Services, Inc. Class B	17	3,102
		373,068
HEALTH CARE REITs — 0.1%
Healthcare Realty Trust, Inc. REIT	138	1,953
Healthpeak Properties, Inc. REIT	240	4,500
Medical Properties Trust, Inc. REIT (b)	162	761
National Health Investors, Inc. REIT	40	2,513
Omega Healthcare Investors, Inc. REIT	59	1,869
Sabra Health Care REIT, Inc.	144	2,127
Ventas, Inc. REIT	128	5,573
Welltower, Inc. REIT	160	14,950
		34,246
HEALTH CARE TECHNOLOGY — 0.1%
Evolent Health, Inc. Class A (a)	85	2,787
Teladoc Health, Inc. (a)	136	2,054
Veeva Systems, Inc. Class A (a)	44	10,194
		15,035
HOTEL & RESORT REITs — 0.0% (e)
Apple Hospitality REIT, Inc.	130	2,130
Host Hotels & Resorts, Inc. REIT	191	3,950
Park Hotels & Resorts, Inc. REIT	113	1,976
Ryman Hospitality Properties, Inc. REIT	15	1,734
		9,790
HOTELS, RESTAURANTS & LEISURE — 1.3%
Airbnb, Inc. Class A (a)	130	21,445
Aramark	75	2,439
Booking Holdings, Inc.	10	36,279
Boyd Gaming Corp.	36	2,424
Caesars Entertainment, Inc. (a)	75	3,280
Carnival Corp. (a)	349	5,703
Chipotle Mexican Grill, Inc. (a)	8	23,254
Churchill Downs, Inc.	20	2,475
Darden Restaurants, Inc.	36	6,017
Domino's Pizza, Inc.	10	4,969
DoorDash, Inc. Class A (a)	96	13,221
DraftKings, Inc. Class A (a)	155	7,039
Expedia Group, Inc. (a)	39	5,372
Hilton Worldwide Holdings, Inc.	76	16,212
Hyatt Hotels Corp. Class A	20	3,192
Las Vegas Sands Corp.	113	5,842
Light & Wonder, Inc. (a)	31	3,165
Marriott International, Inc. Class A	75	18,923
Marriott Vacations Worldwide Corp.	23	2,478
McDonald's Corp.	205	57,800

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MGM Resorts International (a)	88	$4,154
Norwegian Cruise Line Holdings Ltd. (a)	162	3,391
Penn Entertainment, Inc. (a)	106	1,930
Planet Fitness, Inc. Class A (a)	37	2,317
Royal Caribbean Cruises Ltd. (a)	76	10,565
Starbucks Corp.	320	29,245
Texas Roadhouse, Inc.	21	3,244
Travel & Leisure Co.	61	2,987
Vail Resorts, Inc.	11	2,451
Wingstop, Inc.	11	4,030
Wyndham Hotels & Resorts, Inc.	28	2,149
Wynn Resorts Ltd.	32	3,271
Yum! Brands, Inc.	75	10,399
		321,662
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	8	3,192
DR Horton, Inc.	87	14,316
Garmin Ltd.	39	5,806
Installed Building Products, Inc.	10	2,587
KB Home	30	2,126
Leggett & Platt, Inc.	84	1,609
Lennar Corp. Class A	72	12,383
Meritage Homes Corp.	12	2,106
Mohawk Industries, Inc. (a)	25	3,272
Newell Brands, Inc.	271	2,176
NVR, Inc. (a)	1	8,100
PulteGroup, Inc.	58	6,996
Skyline Champion Corp. (a)	35	2,975
Taylor Morrison Home Corp. (a)	25	1,554
Tempur Sealy International, Inc.	53	3,011
Toll Brothers, Inc.	29	3,752
TopBuild Corp. (a)	9	3,967
Tri Pointe Homes, Inc. (a)	80	3,093
Whirlpool Corp.	19	2,273
		85,294
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	46	1,970
Central Garden & Pet Co. Class A (a)	11	406
Church & Dwight Co., Inc.	100	10,431
Clorox Co.	39	5,971
Colgate-Palmolive Co.	208	18,731
Energizer Holdings, Inc.	63	1,855
Kimberly-Clark Corp.	83	10,736
Procter & Gamble Co.	668	108,383
Spectrum Brands Holdings, Inc.	27	2,403
WD-40 Co.	9	2,280
		163,166
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	234	4,196
Clearway Energy, Inc. Class C	89	2,051
Ormat Technologies, Inc.	32	2,118
Security Description	Shares	Value
Vistra Corp.	90	$6,269
		14,634
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	177	18,774
General Electric Co.	330	57,925
Honeywell International, Inc.	192	39,408
		116,107
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	78	1,944
EastGroup Properties, Inc. REIT	13	2,337
First Industrial Realty Trust, Inc. REIT	49	2,574
LXP Industrial Trust REIT	251	2,264
Prologis, Inc. REIT	269	35,029
Rexford Industrial Realty, Inc. REIT (b)	60	3,018
STAG Industrial, Inc. REIT	62	2,383
Terreno Realty Corp. REIT	39	2,590
		52,139
INSURANCE — 1.4%
Aflac, Inc.	153	13,137
Allstate Corp.	80	13,841
American Financial Group, Inc.	18	2,457
American International Group, Inc.	199	15,556
Aon PLC Class A	61	20,357
Arch Capital Group Ltd. (a)	123	11,370
Arthur J Gallagher & Co.	66	16,503
Assurant, Inc.	14	2,635
Assured Guaranty Ltd.	26	2,268
Axis Capital Holdings Ltd.	36	2,341
Brighthouse Financial, Inc. (a)	44	2,268
Brown & Brown, Inc.	95	8,316
Chubb Ltd.	108	27,986
Cincinnati Financial Corp.	41	5,091
CNO Financial Group, Inc.	87	2,391
Enstar Group Ltd. (a)	5	1,554
Erie Indemnity Co. Class A	7	2,811
Everest Group Ltd.	12	4,770
Fidelity National Financial, Inc.	61	3,239
First American Financial Corp.	39	2,381
Genworth Financial, Inc. Class A (a)	336	2,160
Globe Life, Inc.	19	2,211
Hagerty, Inc. Class A (a)	178	1,629
Hanover Insurance Group, Inc.	17	2,315
Hartford Financial Services Group, Inc.	77	7,935
Kemper Corp.	47	2,910
Kinsale Capital Group, Inc.	7	3,673
Lincoln National Corp.	92	2,938
Loews Corp.	15	1,174
Markel Group, Inc. (a)	5	7,607
Marsh & McLennan Cos., Inc.	134	27,601
MetLife, Inc.	174	12,895
Oscar Health, Inc. Class A (a)	83	1,234

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Primerica, Inc.	10	$2,530
Principal Financial Group, Inc.	74	6,387
Progressive Corp.	171	35,366
Prudential Financial, Inc.	93	10,918
Reinsurance Group of America, Inc.	14	2,700
RenaissanceRe Holdings Ltd.	17	3,995
RLI Corp.	15	2,227
Ryan Specialty Holdings, Inc.	44	2,442
Selective Insurance Group, Inc.	19	2,074
Travelers Cos., Inc.	63	14,499
Unum Group	41	2,200
W R Berkley Corp.	72	6,368
White Mountains Insurance Group Ltd.	2	3,589
Willis Towers Watson PLC	32	8,800
		341,649
INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Inc. Class A (a)	1,730	261,109
Alphabet, Inc. Class C (a)	1,419	216,057
IAC, Inc. (a)	48	2,560
Match Group, Inc. (a)	87	3,156
Meta Platforms, Inc. Class A	641	311,257
Pinterest, Inc. Class A (a)	190	6,587
Snap, Inc. Class A (a)	324	3,720
Yelp, Inc. (a)	50	1,970
Ziff Davis, Inc. (a)	34	2,143
ZoomInfo Technologies, Inc. (a)	129	2,068
		810,627
IT SERVICES — 0.8%
Accenture PLC Class A	181	62,737
Akamai Technologies, Inc. (a)	37	4,024
Cloudflare, Inc. Class A (a)	94	9,102
Cognizant Technology Solutions Corp. Class A	145	10,627
DXC Technology Co. (a)	102	2,164
EPAM Systems, Inc. (a)	18	4,971
Gartner, Inc. (a)	23	10,964
GoDaddy, Inc. Class A (a)	34	4,035
International Business Machines Corp.	265	50,604
Kyndryl Holdings, Inc. (a)	141	3,068
MongoDB, Inc. (a)	22	7,890
Okta, Inc. (a)	49	5,126
Snowflake, Inc. Class A (a)	100	16,160
Twilio, Inc. Class A (a)	61	3,730
VeriSign, Inc. (a)	26	4,927
		200,129
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Brunswick Corp.	29	2,799
Hasbro, Inc.	41	2,317
Mattel, Inc. (a)	108	2,140
Polaris, Inc.	23	2,303
YETI Holdings, Inc. (a)	48	1,850
		11,409
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
10X Genomics, Inc. Class A (a)	54	$2,027
Agilent Technologies, Inc.	89	12,950
Avantor, Inc. (a)	195	4,986
Azenta, Inc. (a)	42	2,532
Bio-Rad Laboratories, Inc. Class A (a)	7	2,421
Bio-Techne Corp.	46	3,238
Bruker Corp.	35	3,288
Charles River Laboratories International, Inc. (a)	15	4,064
Danaher Corp.	188	46,947
Illumina, Inc. (a)	54	7,415
IQVIA Holdings, Inc. (a)	53	13,403
Medpace Holdings, Inc. (a)	8	3,233
Mettler-Toledo International, Inc. (a)	7	9,319
Repligen Corp. (a)	17	3,127
Revvity, Inc.	34	3,570
Thermo Fisher Scientific, Inc.	109	63,352
Waters Corp. (a)	20	6,885
West Pharmaceutical Services, Inc.	22	8,706
		201,463
MACHINERY — 1.3%
AGCO Corp.	18	2,214
Alamo Group, Inc.	12	2,740
Albany International Corp. Class A	25	2,338
Allison Transmission Holdings, Inc.	29	2,354
Atmus Filtration Technologies, Inc. (a)	24	774
Caterpillar, Inc.	148	54,232
Chart Industries, Inc. (a)	14	2,306
CNH Industrial NV	304	3,940
Crane Co.	21	2,838
Cummins, Inc.	38	11,197
Deere & Co.	74	30,395
Donaldson Co., Inc.	34	2,539
Dover Corp.	42	7,442
Enerpac Tool Group Corp.	69	2,461
Enpro, Inc.	17	2,869
Esab Corp.	23	2,543
ESCO Technologies, Inc.	20	2,141
Federal Signal Corp.	35	2,970
Flowserve Corp.	54	2,467
Fortive Corp.	101	8,688
Franklin Electric Co., Inc.	23	2,457
Graco, Inc.	32	2,991
Helios Technologies, Inc.	39	1,743
Hillenbrand, Inc.	52	2,615
IDEX Corp.	16	3,904
Illinois Tool Works, Inc.	68	18,246
Ingersoll Rand, Inc.	122	11,584
ITT, Inc.	21	2,857
John Bean Technologies Corp.	19	1,993
Kadant, Inc.	9	2,953
Lincoln Electric Holdings, Inc.	12	3,065
Middleby Corp. (a)	17	2,733

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Mueller Industries, Inc.	53	$2,858
Nordson Corp.	13	3,569
Oshkosh Corp.	22	2,744
Otis Worldwide Corp.	101	10,026
PACCAR, Inc.	150	18,583
Parker-Hannifin Corp.	37	20,564
Pentair PLC	57	4,870
RBC Bearings, Inc. (a)	9	2,433
Snap-on, Inc.	12	3,555
SPX Technologies, Inc. (a)	25	3,078
Standex International Corp.	14	2,551
Stanley Black & Decker, Inc.	45	4,407
Terex Corp.	43	2,769
Timken Co.	29	2,535
Toro Co.	28	2,566
Trinity Industries, Inc.	97	2,701
Watts Water Technologies, Inc. Class A	12	2,551
Westinghouse Air Brake Technologies Corp.	51	7,430
Xylem, Inc.	70	9,047
		315,426
MARINE — 0.0% (e)
Kirby Corp. (a)	7	667
Matson, Inc.	22	2,473
		3,140
MEDIA — 0.4%
Cable One, Inc.	3	1,269
Charter Communications, Inc. Class A (a)	30	8,719
Comcast Corp. Class A	1,132	49,072
Fox Corp. Class A	76	2,377
Interpublic Group of Cos., Inc.	104	3,394
Liberty Broadband Corp. Class C (a)	37	2,117
Liberty Media Corp.-Liberty SiriusXM Class A (a)	83	2,465
New York Times Co. Class A	50	2,161
News Corp. Class A	60	1,571
News Corp. Class B	94	2,544
Nexstar Media Group, Inc.	15	2,584
Omnicom Group, Inc.	50	4,838
Paramount Global Class B	183	2,154
Sirius XM Holdings, Inc.	269	1,044
TEGNA, Inc.	142	2,121
Trade Desk, Inc. Class A (a)	137	11,977
		100,407
METALS & MINING — 0.3%
Alcoa Corp.	85	2,872
Alpha Metallurgical Resources, Inc.	3	993
ATI, Inc. (a)	53	2,712
Carpenter Technology Corp.	31	2,214
Cleveland-Cliffs, Inc. (a)	166	3,775
Commercial Metals Co.	31	1,822
Freeport-McMoRan, Inc.	439	20,642
Security Description	Shares	Value
Materion Corp.	21	$2,767
Newmont Corp.	378	13,547
Nucor Corp.	70	13,853
Reliance, Inc.	15	5,013
Royal Gold, Inc.	22	2,680
Steel Dynamics, Inc.	49	7,263
U.S. Steel Corp.	61	2,488
		82,641
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	280	2,772
Annaly Capital Management, Inc. REIT	220	4,332
Blackstone Mortgage Trust, Inc. Class A REIT	101	2,011
Claros Mortgage Trust, Inc. REIT	193	1,884
Ready Capital Corp. REIT	213	1,945
Rithm Capital Corp. REIT	79	881
Starwood Property Trust, Inc. REIT (b)	113	2,297
		16,122
MULTI-UTILITIES — 0.3%
Ameren Corp.	88	6,508
Black Hills Corp.	41	2,239
CenterPoint Energy, Inc.	131	3,732
CMS Energy Corp.	46	2,776
Consolidated Edison, Inc.	71	6,447
Dominion Energy, Inc.	252	12,396
DTE Energy Co.	58	6,504
NiSource, Inc.	78	2,157
Northwestern Energy Group, Inc.	42	2,139
Public Service Enterprise Group, Inc.	132	8,815
Sempra	173	12,427
WEC Energy Group, Inc.	98	8,048
		74,188
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	52	6,703
Boston Properties, Inc. REIT	47	3,070
COPT Defense Properties REIT	85	2,054
Cousins Properties, Inc. REIT	112	2,692
Douglas Emmett, Inc. REIT (b)	177	2,455
Kilroy Realty Corp. REIT	72	2,623
Vornado Realty Trust REIT	102	2,935
		22,532
OIL, GAS & CONSUMABLE FUELS — 2.1%
Antero Midstream Corp.	162	2,278
Antero Resources Corp. (a)	87	2,523
APA Corp.	86	2,957
California Resources Corp.	38	2,094
Cheniere Energy, Inc.	62	9,999
Chevron Corp.	496	78,239
Chord Energy Corp.	12	2,139

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Civitas Resources, Inc.	26	$1,974
ConocoPhillips	340	43,275
CONSOL Energy, Inc.	20	1,675
Coterra Energy, Inc.	248	6,914
Devon Energy Corp.	191	9,584
Diamondback Energy, Inc.	56	11,098
DT Midstream, Inc.	37	2,261
EOG Resources, Inc.	170	21,733
EQT Corp.	104	3,855
Equitrans Midstream Corp.	142	1,774
Exxon Mobil Corp.	1,137	132,165
Hess Corp.	89	13,585
HF Sinclair Corp.	37	2,234
Kinder Morgan, Inc.	536	9,830
Kosmos Energy Ltd. (a)	272	1,621
Magnolia Oil & Gas Corp. Class A (b)	180	4,671
Marathon Oil Corp.	174	4,931
Marathon Petroleum Corp.	109	21,963
Matador Resources Co.	34	2,270
Murphy Oil Corp.	44	2,011
Northern Oil & Gas, Inc.	51	2,024
Occidental Petroleum Corp.	197	12,803
ONEOK, Inc.	178	14,270
Ovintiv, Inc.	68	3,529
PBF Energy, Inc. Class A	25	1,439
Permian Resources Corp.	135	2,384
Phillips 66	129	21,071
Pioneer Natural Resources Co.	69	18,113
Range Resources Corp.	71	2,445
Sitio Royalties Corp. Class A	81	2,002
SM Energy Co.	49	2,443
Southwestern Energy Co. (a)	278	2,107
Targa Resources Corp.	84	9,407
Texas Pacific Land Corp.	6	3,471
Valero Energy Corp.	103	17,581
Williams Cos., Inc.	354	13,795
		528,537
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	46	2,715
Coty, Inc. Class A (a)	128	1,531
elf Beauty, Inc. (a)	19	3,725
Estee Lauder Cos., Inc. Class A	73	11,253
Kenvue, Inc.	505	10,837
		30,061
PHARMACEUTICALS — 2.1%
Arvinas, Inc. (a)	46	1,899
Bristol-Myers Squibb Co.	591	32,050
Catalent, Inc. (a)	58	3,274
Corcept Therapeutics, Inc. (a)	73	1,839
Elanco Animal Health, Inc. (a)	233	3,793
Eli Lilly & Co.	234	182,043
Intra-Cellular Therapies, Inc. (a)	42	2,906
Jazz Pharmaceuticals PLC (a)	20	2,408
Johnson & Johnson	693	109,626
Security Description	Shares	Value
Merck & Co., Inc.	737	$97,247
Organon & Co.	77	1,447
Perrigo Co. PLC	70	2,253
Pfizer, Inc.	1,672	46,398
Prestige Consumer Healthcare, Inc. (a)	34	2,467
Royalty Pharma PLC Class A	113	3,432
Viatris, Inc.	438	5,230
Zoetis, Inc.	141	23,859
		522,171
PROFESSIONAL SERVICES — 0.6%
Alight, Inc. Class A (a)	196	1,931
ASGN, Inc. (a)	24	2,514
Automatic Data Processing, Inc.	108	26,972
Booz Allen Hamilton Holding Corp.	34	5,047
Broadridge Financial Solutions, Inc.	37	7,580
CACI International, Inc. Class A (a)	6	2,273
CBIZ, Inc. (a)	39	3,061
Clarivate PLC (a)	148	1,100
Concentrix Corp.	26	1,722
Dayforce, Inc. (a)	48	3,178
Equifax, Inc.	43	11,503
ExlService Holdings, Inc. (a)	76	2,417
Exponent, Inc.	24	1,985
FTI Consulting, Inc. (a)	10	2,103
Genpact Ltd.	60	1,977
Huron Consulting Group, Inc. (a)	20	1,932
ICF International, Inc.	16	2,410
Insperity, Inc.	20	2,192
Jacobs Solutions, Inc.	33	5,073
KBR, Inc.	34	2,164
Korn Ferry	44	2,893
Leidos Holdings, Inc.	28	3,671
ManpowerGroup, Inc.	29	2,252
Maximus, Inc.	27	2,265
Paychex, Inc.	91	11,175
Paycom Software, Inc.	15	2,985
Paylocity Holding Corp. (a)	13	2,234
Robert Half, Inc.	27	2,141
Science Applications International Corp.	18	2,347
SS&C Technologies Holdings, Inc.	40	2,575
TransUnion	53	4,229
Verisk Analytics, Inc.	40	9,429
Verra Mobility Corp. (a)	102	2,547
		139,877
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	96	9,335
CoStar Group, Inc. (a)	127	12,268
Howard Hughes Holdings, Inc. (a)	30	2,179
Jones Lang LaSalle, Inc. (a)	16	3,121
Opendoor Technologies, Inc. (a)	223	676
St. Joe Co.	43	2,493
Zillow Group, Inc. Class A (a)	54	2,584
		32,656

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	62	$2,280
Apartment Income REIT Corp.	16	519
AvalonBay Communities, Inc. REIT	47	8,721
Camden Property Trust REIT	22	2,165
Equity LifeStyle Properties, Inc. REIT	49	3,156
Equity Residential REIT	126	7,952
Essex Property Trust, Inc. REIT	14	3,427
Independence Realty Trust, Inc. REIT	159	2,565
Invitation Homes, Inc. REIT	197	7,015
Mid-America Apartment Communities, Inc. REIT	29	3,816
Sun Communities, Inc. REIT	36	4,629
UDR, Inc. REIT	60	2,245
		48,490
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	37	2,113
Brixmor Property Group, Inc. REIT	99	2,322
Federal Realty Investment Trust REIT	23	2,349
InvenTrust Properties Corp. REIT	82	2,108
Kimco Realty Corp. REIT	141	2,765
Kite Realty Group Trust REIT	98	2,125
Macerich Co. REIT	198	3,411
NNN REIT, Inc.	21	898
Phillips Edison & Co., Inc. REIT	90	3,228
Realty Income Corp. REIT	235	12,713
Regency Centers Corp. REIT	34	2,059
Simon Property Group, Inc. REIT	95	14,867
Tanger, Inc. REIT	88	2,599
		53,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
Advanced Micro Devices, Inc. (a)	472	85,191
Analog Devices, Inc.	138	27,295
Applied Materials, Inc.	241	49,701
Axcelis Technologies, Inc. (a)	14	1,561
Broadcom, Inc.	128	169,652
Cirrus Logic, Inc. (a)	19	1,759
Diodes, Inc. (a)	29	2,044
Enphase Energy, Inc. (a)	41	4,960
Entegris, Inc.	42	5,903
First Solar, Inc. (a)	33	5,570
FormFactor, Inc. (a)	63	2,875
Intel Corp.	1,236	54,594
KLA Corp.	40	27,943
Kulicke & Soffa Industries, Inc.	47	2,365
Lam Research Corp.	38	36,920
Lattice Semiconductor Corp. (a)	42	3,286
MACOM Technology Solutions Holdings, Inc. (a)	28	2,678
Marvell Technology, Inc.	260	18,429
Security Description	Shares	Value
Microchip Technology, Inc.	160	$14,354
Micron Technology, Inc.	325	38,314
MKS Instruments, Inc.	29	3,857
Monolithic Power Systems, Inc.	15	10,161
NVIDIA Corp.	719	649,660
NXP Semiconductors NV	75	18,583
ON Semiconductor Corp. (a)	128	9,414
Onto Innovation, Inc. (a)	18	3,259
Power Integrations, Inc.	29	2,075
Qorvo, Inc. (a)	23	2,641
QUALCOMM, Inc.	317	53,668
Rambus, Inc. (a)	41	2,534
Silicon Laboratories, Inc. (a)	21	3,018
Skyworks Solutions, Inc.	34	3,683
SolarEdge Technologies, Inc. (a)	24	1,704
Synaptics, Inc. (a)	24	2,341
Teradyne, Inc.	42	4,739
Texas Instruments, Inc.	252	43,901
Universal Display Corp.	14	2,358
Wolfspeed, Inc. (a) (b)	65	1,918
		1,374,908
SOFTWARE — 6.4%
ACI Worldwide, Inc. (a)	49	1,627
Adobe, Inc. (a)	132	66,607
Alarm.com Holdings, Inc. (a)	37	2,681
Altair Engineering, Inc. Class A (a)	22	1,895
ANSYS, Inc. (a)	27	9,373
Appfolio, Inc. Class A (a)	11	2,714
AppLovin Corp. Class A (a)	55	3,807
Aspen Technology, Inc. (a)	11	2,346
Atlassian Corp. Class A (a)	47	9,170
Aurora Innovation, Inc. (a)	290	818
Autodesk, Inc. (a)	64	16,667
Bentley Systems, Inc. Class B	66	3,447
Bill Holdings, Inc. (a)	31	2,130
Blackbaud, Inc. (a)	30	2,224
BlackLine, Inc. (a)	40	2,583
Box, Inc. Class A (a)	83	2,351
C3.ai, Inc. Class A (a) (b)	52	1,408
Cadence Design Systems, Inc. (a)	81	25,214
Cleanspark, Inc. (a)	49	1,039
CommVault Systems, Inc. (a)	31	3,144
Confluent, Inc. Class A (a)	74	2,259
Crowdstrike Holdings, Inc. Class A (a)	70	22,441
Datadog, Inc. Class A (a)	93	11,495
DocuSign, Inc. (a)	58	3,454
Dolby Laboratories, Inc. Class A	25	2,094
Dropbox, Inc. Class A (a)	76	1,847
Dynatrace, Inc. (a)	62	2,879
Elastic NV (a)	27	2,707
Fair Isaac Corp. (a)	8	9,997
Five9, Inc. (a)	35	2,174
Fortinet, Inc. (a)	195	13,320
Gen Digital, Inc.	148	3,315
Gitlab, Inc. Class A (a)	25	1,458

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Guidewire Software, Inc. (a)	27	$3,151
HubSpot, Inc. (a)	16	10,025
Intuit, Inc.	81	52,650
Manhattan Associates, Inc. (a)	15	3,753
Marathon Digital Holdings, Inc. (a)	55	1,242
Microsoft Corp.	2,159	908,335
MicroStrategy, Inc. Class A (a) (b)	4	6,818
Nutanix, Inc. Class A (a)	73	4,506
Oracle Corp.	461	57,906
Palantir Technologies, Inc. Class A (a)	585	13,461
Palo Alto Networks, Inc. (a)	92	26,140
Procore Technologies, Inc. (a)	33	2,712
Progress Software Corp.	40	2,132
PTC, Inc. (a)	41	7,747
Qualys, Inc. (a)	13	2,169
Riot Platforms, Inc. (a)	115	1,408
Roper Technologies, Inc.	28	15,704
Salesforce, Inc.	280	84,330
Samsara, Inc. Class A (a)	46	1,738
SentinelOne, Inc. Class A (a)	76	1,772
ServiceNow, Inc. (a)	60	45,744
Smartsheet, Inc. Class A (a)	52	2,002
SPS Commerce, Inc. (a)	13	2,404
Synopsys, Inc. (a)	46	26,289
Tenable Holdings, Inc. (a)	49	2,422
Teradata Corp. (a)	47	1,818
Tyler Technologies, Inc. (a)	13	5,525
UiPath, Inc. Class A (a)	142	3,219
Unity Software, Inc. (a)	83	2,216
Varonis Systems, Inc. (a)	64	3,019
Workday, Inc. Class A (a)	63	17,183
Workiva, Inc. (a)	21	1,781
Zoom Video Communications, Inc. Class A (a)	80	5,230
Zscaler, Inc. (a)	29	5,586
		1,572,822
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	136	26,872
Crown Castle, Inc. REIT	131	13,864
CubeSmart REIT	58	2,623
Digital Realty Trust, Inc. REIT	94	13,540
EPR Properties REIT	49	2,080
Equinix, Inc. REIT	27	22,284
Extra Space Storage, Inc. REIT	66	9,702
Gaming & Leisure Properties, Inc. REIT	22	1,014
Iron Mountain, Inc. REIT	92	7,379
Lamar Advertising Co. Class A REIT	25	2,985
PotlatchDeltic Corp. REIT	47	2,210
Public Storage REIT	46	13,343
Rayonier, Inc. REIT	49	1,629
SBA Communications Corp. REIT	35	7,584
VICI Properties, Inc. REIT	260	7,745
Security Description	Shares	Value
Weyerhaeuser Co. REIT	208	$7,469
		142,323
SPECIALTY RETAIL — 1.3%
Abercrombie & Fitch Co. Class A (a)	16	2,005
Academy Sports & Outdoors, Inc.	30	2,026
Advance Auto Parts, Inc.	27	2,297
American Eagle Outfitters, Inc.	112	2,889
Asbury Automotive Group, Inc. (a)	11	2,594
AutoNation, Inc. (a)	15	2,484
AutoZone, Inc. (a)	5	15,758
Bath & Body Works, Inc.	73	3,652
Best Buy Co., Inc.	47	3,855
Burlington Stores, Inc. (a)	23	5,340
CarMax, Inc. (a)	48	4,181
Carvana Co. (a)	28	2,462
Dick's Sporting Goods, Inc.	19	4,272
Five Below, Inc. (a)	18	3,265
Floor & Decor Holdings, Inc. Class A (a)	33	4,278
GameStop Corp. Class A (a)	148	1,853
Gap, Inc.	79	2,176
Group 1 Automotive, Inc.	8	2,338
Home Depot, Inc.	285	109,326
Lithia Motors, Inc.	8	2,407
Lowe's Cos., Inc.	167	42,540
Murphy USA, Inc.	6	2,515
O'Reilly Automotive, Inc. (a)	18	20,320
Ross Stores, Inc.	100	14,676
Signet Jewelers Ltd.	18	1,801
TJX Cos., Inc.	326	33,063
Tractor Supply Co.	32	8,375
Ulta Beauty, Inc. (a)	15	7,843
Valvoline, Inc. (a)	67	2,986
Wayfair, Inc. Class A (a)	28	1,901
Williams-Sonoma, Inc.	19	6,033
		321,511
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	4,220	723,646
Dell Technologies, Inc. Class C	77	8,786
Hewlett Packard Enterprise Co.	420	7,447
HP, Inc.	270	8,159
NetApp, Inc.	69	7,243
Pure Storage, Inc. Class A (a)	96	4,991
Seagate Technology Holdings PLC	62	5,769
Super Micro Computer, Inc. (a)	14	14,140
Western Digital Corp. (a)	107	7,302
		787,483
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings Ltd. (a)	9	408
Carter's, Inc.	31	2,625
Crocs, Inc. (a)	23	3,307
Deckers Outdoor Corp. (a)	7	6,589
Kontoor Brands, Inc.	42	2,531

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Lululemon Athletica, Inc. (a)	33	$12,891
NIKE, Inc. Class B	355	33,363
PVH Corp.	27	3,796
Ralph Lauren Corp.	7	1,314
Skechers USA, Inc. Class A (a)	43	2,634
Steven Madden Ltd.	27	1,142
Tapestry, Inc.	71	3,371
Under Armour, Inc. Class C (a)	297	2,121
VF Corp.	112	1,718
		77,810
TOBACCO — 0.3%
Altria Group, Inc.	493	21,504
Philip Morris International, Inc.	456	41,779
		63,283
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	23	1,183
Applied Industrial Technologies, Inc.	13	2,568
Boise Cascade Co.	10	1,534
Fastenal Co.	164	12,651
Ferguson PLC	58	12,669
FTAI Aviation Ltd.	56	3,769
GATX Corp.	19	2,547
Herc Holdings, Inc.	19	3,198
McGrath RentCorp	21	2,591
Rush Enterprises, Inc. Class B	50	2,664
SiteOne Landscape Supply, Inc. (a)	15	2,618
United Rentals, Inc.	21	15,143
Watsco, Inc. (b)	8	3,456
WESCO International, Inc.	16	2,740
WW Grainger, Inc.	13	13,225
		82,556
WATER UTILITIES — 0.1%
American States Water Co.	54	3,901
American Water Works Co., Inc.	49	5,988
California Water Service Group	41	1,906
Essential Utilities, Inc.	59	2,186
SJW Group	34	1,924
		15,905
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	146	23,830
TOTAL COMMON STOCKS (Cost $11,624,649)		14,863,944
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.6%
DOMESTIC FIXED INCOME — 39.6%
State Street Aggregate Bond Index Portfolio (f) (Cost $9,336,862)	110,786	9,786,850
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $9,336,862)		9,786,850
Security Description	Shares	Value
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	$25
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (g) (h)	52,288	52,288
State Street Navigator Securities Lending Portfolio II (f) (i)	30,448	30,448
TOTAL SHORT-TERM INVESTMENTS (Cost $82,736)		82,736
TOTAL INVESTMENTS — 100.0% (Cost $21,044,272)		24,733,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(8,872)
NET ASSETS — 100.0%		$24,724,683
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET BALANCED INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,863,944	$—	$—	$14,863,944
Mutual Funds and Exchange Traded Products	9,786,850	—	—	9,786,850
Rights	—	25	—	25
Short-Term Investments	82,736	—	—	82,736
TOTAL INVESTMENTS	$24,733,530	$25	$—	$24,733,555

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Aggregate Bond Index Portfolio	100,587	$9,006,534	$899,017	$—	$—	$(118,701)	110,786	$9,786,850	$52,018
State Street Corp.	92	7,126	—	—	—	(13)	92	7,113	63
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,675	49,675	889,495	886,882	—	—	52,288	52,288	1,160
State Street Navigator Securities Lending Portfolio II	—	—	36,608	6,160	—	—	30,448	30,448	12
Total		$9,063,335	$1,825,120	$893,042	$—	$(118,714)		$9,876,699	$53,253
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.1%
BRAZIL — 5.1%
Ambev SA	387,085	$965,866
Atacadao SA	49,800	135,604
B3 SA - Brasil Bolsa Balcao	461,576	1,105,632
Banco Bradesco SA	132,323	336,785
Banco Bradesco SA Preference Shares	435,743	1,241,361
Banco BTG Pactual SA	97,648	710,674
Banco BTG Pactual SA Preference Shares	8	15
Banco do Brasil SA	70,198	794,041
Banco Santander Brasil SA	31,900	181,756
BB Seguridade Participacoes SA	58,037	377,054
Caixa Seguridade Participacoes SA	48,200	150,410
CCR SA	81,769	225,759
Centrais Eletricas Brasileiras SA	99,157	826,052
Centrais Eletricas Brasileiras SA Class B, Preference Shares	20,100	187,245
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	28,300	478,870
Cia Energetica de Minas Gerais Preference Shares	113,660	285,197
Cia Siderurgica Nacional SA	56,300	176,586
Companhia Paranaense de Energia Class B, Preference Shares	80,700	155,095
Cosan SA	100,900	326,554
CPFL Energia SA	19,700	136,999
Energisa SA	19,540	186,869
Eneva SA (a)	44,300	112,840
Engie Brasil Energia SA	17,287	139,041
Equatorial Energia SA	85,196	554,011
Gerdau SA Preference Shares	95,965	425,612
Hapvida Participacoes e Investimentos SA (a) (b)	402,363	297,418
Hypera SA	30,700	201,966
Itau Unibanco Holding SA Preference Shares	398,161	2,755,401
Itausa SA Preference Shares	443,790	930,926
Klabin SA	62,007	312,912
Localiza Rent a Car SA	75,579	825,615
Lojas Renner SA	78,755	267,155
Magazine Luiza SA (a)	290,761	104,558
Natura & Co. Holding SA	72,590	259,294
Petroleo Brasileiro SA	305,714	2,337,951
Petroleo Brasileiro SA Preference Shares	389,898	2,910,088
PRIO SA	66,000	642,655
Raia Drogasil SA	105,100	574,680
Rede D'Or Sao Luiz SA (b)	46,700	236,133
Rumo SA	108,000	480,283
Sendas Distribuidora SA	110,900	325,906
Suzano SA	65,724	840,072
Security Description	Shares	Value
Telefonica Brasil SA	34,355	$347,287
TIM SA	68,200	242,523
TOTVS SA	42,893	243,191
Ultrapar Participacoes SA	59,364	337,644
Vale SA	278,828	3,388,460
Vibra Energia SA	96,600	482,657
WEG SA	137,460	1,049,030
		30,609,733
CHILE — 0.5%
Banco de Chile	3,774,222	419,422
Banco de Credito e Inversiones SA (a)	6,505	185,762
Banco Santander Chile	5,384,678	267,903
Cencosud SA	106,406	184,422
Cia Sud Americana de Vapores SA	1,359,500	102,151
Empresas CMPC SA	96,713	196,315
Empresas Copec SA	31,310	224,694
Enel Americas SA	1,713,283	166,830
Enel Chile SA	2,188,209	131,402
Falabella SA (a)	70,899	185,985
Latam Airlines Group SA (a)	15,359,948	191,206
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,815	574,555
		2,830,647
CHINA — 22.1%
360 Security Technology, Inc. Class A (a)	15,100	18,406
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	8,504
AAC Technologies Holdings, Inc.	61,000	204,595
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,017	20,908
AECC Aero-Engine Control Co. Ltd. Class A	3,700	9,249
AECC Aviation Power Co. Ltd. Class A	4,600	21,269
Agricultural Bank of China Ltd. Class A	166,700	95,744
Agricultural Bank of China Ltd. Class H	2,262,500	953,977
Aier Eye Hospital Group Co. Ltd. Class A	21,436	37,969
Air China Ltd. Class A (a)	26,500	26,645
Air China Ltd. Class H (a)	140,000	67,975
Airtac International Group	11,650	404,065
Akeso, Inc. (a) (b) (c)	41,000	244,383
Alibaba Group Holding Ltd.	1,333,856	11,972,655
Alibaba Health Information Technology Ltd. (a) (c)	440,500	178,982
Aluminum Corp. of China Ltd. Class A	29,300	28,693

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class H	336,000	$213,369
Angel Yeast Co. Ltd. Class A	3,300	13,090
Anhui Conch Cement Co. Ltd. Class A	8,900	27,238
Anhui Conch Cement Co. Ltd. Class H	99,000	205,932
Anhui Gujing Distillery Co. Ltd. Class A	800	28,917
Anhui Gujing Distillery Co. Ltd. Class B	8,900	125,202
Anhui Kouzi Distillery Co. Ltd. Class A	1,500	8,347
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	9,878
Anjoy Foods Group Co. Ltd. Class A	800	9,141
ANTA Sports Products Ltd.	104,400	1,109,837
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	10,332
Autohome, Inc. ADR	5,800	152,076
Avary Holding Shenzhen Co. Ltd. Class A	5,400	17,568
AVIC Industry-Finance Holdings Co. Ltd. Class A	10,400	4,297
AviChina Industry & Technology Co. Ltd. Class H	218,000	85,791
Avicopter PLC Class A	2,300	13,140
Baidu, Inc. Class A (a)	185,300	2,431,538
Bank of Beijing Co. Ltd. Class A	38,340	29,836
Bank of Changsha Co. Ltd. Class A	4,200	4,460
Bank of Chengdu Co. Ltd. Class A	6,200	11,554
Bank of China Ltd. Class A	76,900	46,392
Bank of China Ltd. Class H	6,526,000	2,693,300
Bank of Communications Co. Ltd. Class A	74,512	64,142
Bank of Communications Co. Ltd. Class H	726,000	476,799
Bank of Hangzhou Co. Ltd. Class A	14,000	21,327
Bank of Jiangsu Co. Ltd. Class A	43,336	46,796
Bank of Nanjing Co. Ltd. Class A	22,440	27,909
Bank of Ningbo Co. Ltd. Class A	12,200	34,985
Bank of Shanghai Co. Ltd. Class A	22,608	20,894
Baoshan Iron & Steel Co. Ltd. Class A	49,700	44,289
BeiGene Ltd. (a)	56,500	686,537
Beijing Dabeinong Technology Group Co. Ltd. Class A	6,000	4,066
Beijing Enlight Media Co. Ltd. Class A	12,900	18,354
Beijing Enterprises Holdings Ltd.	40,500	117,467
Security Description	Shares	Value
Beijing Enterprises Water Group Ltd.	304,000	$67,586
Beijing Kingsoft Office Software, Inc. Class A	1,002	41,263
Beijing New Building Materials PLC Class A	2,800	11,034
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	6,415
Beijing Roborock Technology Co. Ltd. Class A	299	14,081
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,800	13,346
Beijing Tongrentang Co. Ltd. Class A	3,400	19,518
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,785	17,072
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	82,300	56,564
Bethel Automotive Safety Systems Co. Ltd. Class A	900	6,776
Bilibili, Inc. Class Z (a) (c)	15,660	176,680
Bloomage Biotechnology Corp. Ltd. Class A	1,241	9,596
BOC Aviation Ltd. (b)	16,700	128,668
BOC International China Co. Ltd. Class A	5,900	8,134
BOE Technology Group Co. Ltd. Class A	79,600	44,183
Bosideng International Holdings Ltd.	308,000	153,873
Brilliance China Automotive Holdings Ltd.	256,000	176,632
BYD Co. Ltd. Class A	3,500	100,453
BYD Co. Ltd. Class H (c)	85,500	2,202,378
BYD Electronic International Co. Ltd.	64,500	237,761
By-health Co. Ltd. Class A	6,300	14,465
C&D International Investment Group Ltd.	52,404	91,464
Caitong Securities Co. Ltd. Class A	16,900	17,178
Cambricon Technologies Corp. Ltd. Class A (a)	949	23,352
Canmax Technologies Co. Ltd. Class A	1,430	3,880
CECEP Solar Energy Co. Ltd. Class A	16,300	11,697
CGN Power Co. Ltd. Class H (b)	885,700	262,549
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	800	13,376
Changjiang Securities Co. Ltd. Class A	19,700	13,811
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	300	5,842

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Chaozhou Three-Circle Group Co. Ltd. Class A	3,700	$12,669
Chengxin Lithium Group Co. Ltd. Class A	1,700	4,500
China Baoan Group Co. Ltd. Class A	10,000	14,476
China Cinda Asset Management Co. Ltd. Class H	792,481	65,817
China CITIC Bank Corp. Ltd. Class H	739,000	393,746
China Coal Energy Co. Ltd. Class H	166,000	161,621
China Communications Services Corp. Ltd. Class H	204,000	95,139
China Construction Bank Corp. Class A	19,900	18,720
China Construction Bank Corp. Class H	7,877,500	4,750,787
China CSSC Holdings Ltd. Class A	8,500	40,507
China Eastern Airlines Corp. Ltd. Class A (a)	39,000	19,606
China Energy Engineering Corp. Ltd. Class A	65,100	18,830
China Everbright Bank Co. Ltd. Class A	92,500	39,750
China Everbright Bank Co. Ltd. Class H	244,000	70,147
China Feihe Ltd. (b)	295,000	138,709
China Galaxy Securities Co. Ltd. Class A	14,200	23,118
China Galaxy Securities Co. Ltd. Class H	298,000	146,212
China Gas Holdings Ltd.	219,600	198,094
China Great Wall Securities Co. Ltd. Class A	8,300	8,402
China Greatwall Technology Group Co. Ltd. Class A	3,600	4,894
China Hongqiao Group Ltd. (c)	202,000	227,127
China International Capital Corp. Ltd. Class A	4,400	19,417
China International Capital Corp. Ltd. Class H (b)	130,400	154,618
China Jushi Co. Ltd. Class A	12,829	18,500
China Life Insurance Co. Ltd. Class A	6,400	25,123
China Life Insurance Co. Ltd. Class H	608,000	729,465
China Literature Ltd. (a) (b) (c)	32,200	107,588
China Longyuan Power Group Corp. Ltd. Class H	267,000	186,951
China Medical System Holdings Ltd.	115,000	120,783
China Mengniu Dairy Co. Ltd.	260,000	558,107
China Merchants Bank Co. Ltd. Class A	39,800	176,404
China Merchants Bank Co. Ltd. Class H	319,500	1,263,475
Security Description	Shares	Value
China Merchants Energy Shipping Co. Ltd. Class A	20,000	$21,239
China Merchants Port Holdings Co. Ltd.	101,455	121,723
China Merchants Securities Co. Ltd. Class A	13,050	24,876
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,012	25,296
China Minsheng Banking Corp. Ltd. Class A	79,800	44,624
China Minsheng Banking Corp. Ltd. Class H (c)	564,200	195,361
China National Building Material Co. Ltd. Class H (c)	334,000	114,798
China National Chemical Engineering Co. Ltd. Class A	8,900	8,164
China National Nuclear Power Co. Ltd. Class A	34,600	42,652
China National Software & Service Co. Ltd. Class A	2,000	8,465
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	8,900	23,401
China Oilfield Services Ltd. Class H	154,000	177,092
China Overseas Land & Investment Ltd.	319,000	458,949
China Overseas Property Holdings Ltd.	105,000	58,091
China Pacific Insurance Group Co. Ltd. Class A	12,200	38,009
China Pacific Insurance Group Co. Ltd. Class H	218,800	383,004
China Petroleum & Chemical Corp. Class A	58,800	50,374
China Petroleum & Chemical Corp. Class H	1,992,000	1,130,076
China Power International Development Ltd. (c)	420,000	172,262
China Railway Group Ltd. Class A	33,400	31,328
China Railway Group Ltd. Class H	339,000	167,628
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,433
China Rare Earth Resources & Technology Co. Ltd. Class A	700	2,603
China Resources Beer Holdings Co. Ltd.	131,333	604,943
China Resources Gas Group Ltd.	74,400	237,180
China Resources Land Ltd.	262,000	828,537
China Resources Microelectronics Ltd. Class A	2,921	15,803
China Resources Mixc Lifestyle Services Ltd. (b)	54,600	172,664

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
China Resources Pharmaceutical Group Ltd. (b)	124,500	$79,538
China Resources Power Holdings Co. Ltd.	158,000	368,632
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,900	13,799
China Ruyi Holdings Ltd. (a) (c)	460,000	116,962
China Shenhua Energy Co. Ltd. Class A	13,500	71,847
China Shenhua Energy Co. Ltd. Class H	276,500	1,086,364
China Southern Airlines Co. Ltd. Class A (a)	30,700	23,679
China State Construction Engineering Corp. Ltd. Class A	91,500	65,786
China State Construction International Holdings Ltd.	160,000	174,587
China Taiping Insurance Holdings Co. Ltd.	111,600	97,676
China Three Gorges Renewables Group Co. Ltd. Class A	64,600	41,641
China Tourism Group Duty Free Corp. Ltd. Class A	3,500	41,545
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	7,100	70,760
China Tower Corp. Ltd. Class H (b)	3,676,000	422,720
China United Network Communications Ltd. Class A	56,500	35,875
China Vanke Co. Ltd. Class A	23,400	29,780
China Vanke Co. Ltd. Class H (c)	175,300	121,399
China Yangtze Power Co. Ltd. Class A	50,205	171,835
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,099	8,263
China Zheshang Bank Co. Ltd. Class A	45,110	18,267
Chongqing Brewery Co. Ltd. Class A	900	8,008
Chongqing Changan Automobile Co. Ltd. Class A	15,594	36,878
Chongqing Rural Commercial Bank Co. Ltd. Class A	28,400	18,189
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,250	32,735
Chow Tai Fook Jewellery Group Ltd.	160,800	237,098
CITIC Ltd.	483,000	464,088
CITIC Securities Co. Ltd. Class A	23,030	61,251
CITIC Securities Co. Ltd. Class H	138,225	227,830
CMOC Group Ltd. Class A	31,300	35,221
Security Description	Shares	Value
CMOC Group Ltd. Class H	303,000	$257,454
CNGR Advanced Material Co. Ltd. Class A	800	5,723
CNPC Capital Co. Ltd. Class A	14,400	11,146
Contemporary Amperex Technology Co. Ltd. Class A	8,480	220,491
COSCO SHIPPING Development Co. Ltd. Class A	10,800	3,406
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	13,840
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	100,000	103,623
COSCO SHIPPING Holdings Co. Ltd. Class A	28,700	41,032
COSCO SHIPPING Holdings Co. Ltd. Class H	242,974	255,502
COSCO SHIPPING Ports Ltd.	98,508	54,122
Country Garden Holdings Co. Ltd. (a) (c)	978,193	60,618
Country Garden Services Holdings Co. Ltd. (c)	174,000	111,384
CRRC Corp. Ltd. Class A	46,700	42,581
CRRC Corp. Ltd. Class H	361,000	194,650
CSC Financial Co. Ltd. Class A	7,600	22,987
CSPC Pharmaceutical Group Ltd.	738,240	580,107
Daqin Railway Co. Ltd. Class A	33,200	33,473
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,801	11,052
Dong-E-E-Jiao Co. Ltd. Class A	500	4,188
Dongfang Electric Corp. Ltd. Class A	5,600	11,917
Dongfeng Motor Group Co. Ltd. Class H	178,000	74,371
Dongxing Securities Co. Ltd. Class A	11,600	12,606
East Buy Holding Ltd. (a) (b) (c)	37,000	98,333
East Money Information Co. Ltd. Class A	31,079	55,134
Eastroc Beverage Group Co. Ltd. Class A	600	15,564
Ecovacs Robotics Co. Ltd. Class A	1,000	4,899
ENN Energy Holdings Ltd.	65,700	506,195
ENN Natural Gas Co. Ltd. Class A	4,000	10,550
Eoptolink Technology, Inc. Ltd. Class A	1,600	14,979
Eve Energy Co. Ltd. Class A	4,981	26,941
Everbright Securities Co. Ltd. Class A	7,899	17,690
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	7,847
Fangda Carbon New Material Co. Ltd. Class A (a)	17,360	11,477
Far East Horizon Ltd. (c)	155,000	114,867

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
FAW Jiefang Group Co. Ltd. Class A (a)	2,600	$3,230
First Capital Securities Co. Ltd. Class A	14,100	10,390
Flat Glass Group Co. Ltd. Class A	3,400	13,501
Flat Glass Group Co. Ltd. Class H (c)	33,000	80,197
Focus Media Information Technology Co. Ltd. Class A	37,600	33,662
Foshan Haitian Flavouring & Food Co. Ltd. Class A	8,294	45,215
Fosun International Ltd.	193,500	100,873
Founder Securities Co. Ltd. Class A	18,800	20,249
Foxconn Industrial Internet Co. Ltd. Class A	25,200	81,392
Fujian Sunner Development Co. Ltd. Class A	4,100	8,770
Fuyao Glass Industry Group Co. Ltd. Class A	5,000	29,578
Fuyao Glass Industry Group Co. Ltd. Class H (b)	48,856	245,951
Ganfeng Lithium Group Co. Ltd. Class A	4,620	22,863
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	33,999	104,042
GCL Technology Holdings Ltd.	1,760,000	287,844
GD Power Development Co. Ltd. Class A	30,500	21,046
GDS Holdings Ltd. ADR (a) (c)	15	100
Geely Automobile Holdings Ltd.	492,000	580,861
GEM Co. Ltd. Class A	16,700	13,617
Genscript Biotech Corp. (a) (c)	94,000	174,153
GF Securities Co. Ltd. Class A	15,700	29,020
GF Securities Co. Ltd. Class H	87,000	89,930
Giant Biogene Holding Co. Ltd. (a) (b) (c)	23,800	129,393
GigaDevice Semiconductor, Inc. Class A	892	8,938
Ginlong Technologies Co. Ltd. Class A	950	7,758
GoerTek, Inc. Class A	4,800	10,439
Goldwind Science & Technology Co. Ltd. Class A	7,100	7,266
Goneo Group Co. Ltd. Class A	1,000	14,116
Gotion High-tech Co. Ltd. Class A (a)	6,100	17,064
Great Wall Motor Co. Ltd. Class A	6,400	20,116
Great Wall Motor Co. Ltd. Class H (c)	186,500	207,316
Gree Electric Appliances, Inc. of Zhuhai Class A	5,000	26,996
Greenland Holdings Corp. Ltd. Class A (a)	26,700	7,134
GRG Banking Equipment Co. Ltd. Class A	2,300	3,798
Security Description	Shares	Value
Guangdong Haid Group Co. Ltd. Class A	2,500	$14,824
Guangdong Investment Ltd.	250,000	107,009
Guanghui Energy Co. Ltd. Class A	13,500	13,425
Guangzhou Automobile Group Co. Ltd. Class A	7,200	8,836
Guangzhou Automobile Group Co. Ltd. Class H	234,800	96,303
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	9,076
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	13,305
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,700	13,253
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	2,200	10,342
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	16,259
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	15,255	11,703
Guolian Securities Co. Ltd. Class A (a)	7,800	12,118
Guosen Securities Co. Ltd. Class A	10,100	11,532
Guotai Junan Securities Co. Ltd. Class A	15,700	30,814
Guoyuan Securities Co. Ltd. Class A	2,820	2,509
H World Group Ltd. ADR	17,100	661,770
Haidilao International Holding Ltd. (b) (c)	136,000	306,877
Haier Smart Home Co. Ltd. Class A	13,400	46,288
Haier Smart Home Co. Ltd. Class H	200,600	624,116
Hainan Airlines Holding Co. Ltd. Class A (a)	98,500	18,586
Hainan Airport Infrastructure Co. Ltd. Class A (a)	26,000	12,498
Haitian International Holdings Ltd.	51,000	148,247
Haitong Securities Co. Ltd. Class A	16,400	19,584
Haitong Securities Co. Ltd. Class H	231,600	110,674
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	7,100	6,562
Hangzhou First Applied Material Co. Ltd. Class A	3,735	14,507
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,400	9,438
Hangzhou Robam Appliances Co. Ltd. Class A	1,000	3,299

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,200	$8,634
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	4,318
Hansoh Pharmaceutical Group Co. Ltd. (b)	102,000	201,747
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	9,998
Heilongjiang Agriculture Co. Ltd. Class A	7,600	12,614
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	5,603
Henan Shuanghui Investment & Development Co. Ltd. Class A	8,297	29,461
Hengan International Group Co. Ltd.	55,000	173,227
Hengli Petrochemical Co. Ltd. Class A (a)	14,400	27,172
Hengtong Optic-electric Co. Ltd. Class A	4,300	7,249
Hengyi Petrochemical Co. Ltd. Class A (a)	4,210	3,723
Hesteel Co. Ltd. Class A	42,500	12,468
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	18,569
Hongfa Technology Co. Ltd. Class A	140	470
Hoshine Silicon Industry Co. Ltd. Class A	900	6,140
Hua Hong Semiconductor Ltd. (a) (b) (c)	50,800	99,050
Huadian Power International Corp. Ltd. Class A	13,400	12,513
Huadong Medicine Co. Ltd. Class A	4,060	17,179
Huafon Chemical Co. Ltd. Class A	14,900	13,483
Huagong Tech Co. Ltd. Class A	2,300	10,029
Huaibei Mining Holdings Co. Ltd. Class A	3,000	6,768
Hualan Biological Engineering, Inc. Class A	4,810	13,124
Huaneng Power International, Inc. Class A (a)	17,800	22,433
Huaneng Power International, Inc. Class H (a) (c)	338,000	199,092
Huatai Securities Co. Ltd. Class A	15,418	29,348
Huatai Securities Co. Ltd. Class H (b)	102,300	116,855
Huaxia Bank Co. Ltd. Class A	35,100	31,279
Huayu Automotive Systems Co. Ltd. Class A	7,300	16,550
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	17,354
Humanwell Healthcare Group Co. Ltd. Class A	4,400	11,727
Security Description	Shares	Value
Hunan Valin Steel Co. Ltd. Class A	9,900	$7,009
Hundsun Technologies, Inc. Class A	3,671	11,498
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	28,800	117,387
Hygon Information Technology Co. Ltd. Class A	3,538	37,420
IEIT Systems Co. Ltd. Class A	1,848	11,288
Iflytek Co. Ltd. Class A	5,550	37,931
Imeik Technology Development Co. Ltd. Class A	600	27,965
Industrial & Commercial Bank of China Ltd. Class A	122,942	88,899
Industrial & Commercial Bank of China Ltd. Class H	5,348,000	2,692,296
Industrial Bank Co. Ltd. Class A	43,799	98,030
Industrial Securities Co. Ltd. Class A	24,600	18,398
Ingenic Semiconductor Co. Ltd. Class A	700	5,899
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	75,300	16,490
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	5,100	11,302
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,100	5,580
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	11,600	44,432
Inner Mongolia Yitai Coal Co. Ltd. Class B	85,600	163,154
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,400	4,165
Innovent Biologics, Inc. (a) (b)	100,000	481,700
iQIYI, Inc. ADR (a)	35,600	150,588
JA Solar Technology Co. Ltd. Class A	7,280	17,437
Jason Furniture Hangzhou Co. Ltd. Class A	2,600	13,035
JCET Group Co. Ltd. Class A	2,200	8,796
JD Health International, Inc. (a) (b) (c)	92,350	326,853
JD Logistics, Inc. (a) (b)	169,400	172,507
JD.com, Inc. Class A	191,822	2,644,570
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,100	20,631
Jiangsu Expressway Co. Ltd. Class H	106,000	108,486
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	18,482
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	11,944	76,020
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	22,086
Jiangsu Pacific Quartz Co. Ltd. Class A	800	9,997

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,500	$47,532
Jiangsu Yangnong Chemical Co. Ltd. Class A	520	3,661
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	8,824
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	15,021
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	16,267
Jiangxi Copper Co. Ltd. Class A	5,100	15,805
Jiangxi Copper Co. Ltd. Class H	88,000	149,994
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	6,900	8,962
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	11,405
Jinko Solar Co. Ltd. Class A	15,328	17,417
JiuGui Liquor Co. Ltd. Class A	700	5,471
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	8,600	12,828
Jointown Pharmaceutical Group Co. Ltd. Class A	4,945	5,428
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	1,600	5,483
Juneyao Airlines Co. Ltd. Class A (a)	5,000	8,202
Kanzhun Ltd. ADR	18,000	315,540
KE Holdings, Inc. ADR	54,100	742,793
Kingboard Holdings Ltd.	53,500	109,099
Kingdee International Software Group Co. Ltd. (a)	225,000	253,851
Kingsoft Corp. Ltd.	76,800	236,490
Kuaishou Technology (a) (b)	191,300	1,198,917
Kuang-Chi Technologies Co. Ltd. Class A (a)	7,100	19,832
Kunlun Energy Co. Ltd.	314,000	261,986
Kunlun Tech Co. Ltd. Class A (a)	2,700	15,113
Kweichow Moutai Co. Ltd. Class A	2,499	585,698
LB Group Co. Ltd. Class A	3,500	8,894
Lenovo Group Ltd.	658,000	762,550
Lens Technology Co. Ltd. Class A	9,100	16,983
Lepu Medical Technology Beijing Co. Ltd. Class A	5,300	10,074
Li Auto, Inc. Class A (a)	94,200	1,459,980
Li Ning Co. Ltd.	192,500	511,598
Liaoning Port Co. Ltd. Class A	42,900	8,272
Lingyi iTech Guangdong Co. Class A	10,200	7,657
Livzon Pharmaceutical Group, Inc. Class A	2,700	13,964
Longfor Group Holdings Ltd. (b) (c)	163,378	230,879
LONGi Green Energy Technology Co. Ltd. Class A	13,624	36,798
Security Description	Shares	Value
Luxshare Precision Industry Co. Ltd. Class A	15,571	$63,803
Luzhou Laojiao Co. Ltd. Class A	2,900	73,918
Mango Excellent Media Co. Ltd. Class A	3,540	11,931
Maxscend Microelectronics Co. Ltd. Class A	1,184	16,386
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	15,000	10,351
Meituan Class B (a) (b)	415,730	5,141,880
Metallurgical Corp. of China Ltd. Class A	43,900	20,739
Midea Group Co. Ltd. Class A	6,500	57,816
Ming Yang Smart Energy Group Ltd. Class A	4,600	5,956
MINISO Group Holding Ltd. ADR (c)	8,100	166,050
Montage Technology Co. Ltd. Class A	3,180	20,349
Muyuan Foods Co. Ltd. Class A	10,076	58,357
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	5,272	8,038
Nanjing Securities Co. Ltd. Class A	8,400	8,909
NARI Technology Co. Ltd. Class A	14,741	48,951
National Silicon Industry Group Co. Ltd. Class A (a)	6,226	11,448
NAURA Technology Group Co. Ltd. Class A	1,000	42,241
NetEase, Inc.	158,425	3,295,439
NetEase, Inc. ADR	560	57,943
New China Life Insurance Co. Ltd. Class A	4,400	18,278
New China Life Insurance Co. Ltd. Class H	71,100	125,912
New Hope Liuhe Co. Ltd. Class A (a)	10,100	13,035
New Oriental Education & Technology Group, Inc. (a)	121,800	1,060,592
Ninestar Corp. Class A	3,800	12,017
Ningbo Deye Technology Co. Ltd. Class A	900	11,670
Ningbo Joyson Electronic Corp. Class A	1,000	2,317
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,500	15,182
Ningbo Shanshan Co. Ltd. Class A	4,200	6,757
Ningbo Tuopu Group Co. Ltd. Class A	2,600	22,905
Ningxia Baofeng Energy Group Co. Ltd. Class A	16,000	34,533
NIO, Inc. ADR (a)	110,300	496,350
Nongfu Spring Co. Ltd. Class H (b) (c)	164,800	889,650

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Offshore Oil Engineering Co. Ltd. Class A	6,200	$5,440
Oppein Home Group, Inc. Class A	1,680	14,846
Orient Securities Co. Ltd. Class A	15,292	17,355
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	8,777
PDD Holdings, Inc. ADR (a)	49,000	5,696,250
People.cn Co. Ltd. Class A	2,500	9,183
People's Insurance Co. Group of China Ltd. Class A	19,600	13,822
People's Insurance Co. Group of China Ltd. Class H	700,000	223,601
Perfect World Co. Ltd. Class A	4,800	7,041
PetroChina Co. Ltd. Class A	38,000	48,413
PetroChina Co. Ltd. Class H	1,728,000	1,477,083
Pharmaron Beijing Co. Ltd. Class A	4,275	12,029
PICC Property & Casualty Co. Ltd. Class H	571,000	752,924
Ping An Bank Co. Ltd. Class A	36,100	52,158
Ping An Insurance Group Co. of China Ltd. Class A	21,300	119,373
Ping An Insurance Group Co. of China Ltd. Class H	550,500	2,324,684
Piotech, Inc. Class A	426	10,980
Poly Developments & Holdings Group Co. Ltd. Class A	20,200	26,014
Pop Mart International Group Ltd. (b) (c)	40,400	148,407
Postal Savings Bank of China Co. Ltd. Class A	59,800	39,206
Postal Savings Bank of China Co. Ltd. Class H (b)	656,000	342,817
Power Construction Corp. of China Ltd. Class A	29,600	20,140
Qi An Xin Technology Group, Inc. Class A (a)	1,561	6,798
Qifu Technology, Inc. ADR	8,900	164,027
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,600	27,594
Rongsheng Petrochemical Co. Ltd. Class A	15,955	23,843
SAIC Motor Corp. Ltd. Class A	17,400	35,829
Sailun Group Co. Ltd. Class A	7,600	15,252
Sanan Optoelectronics Co. Ltd. Class A	11,500	19,261
Sangfor Technologies, Inc. Class A (a)	750	6,515
Sany Heavy Equipment International Holdings Co. Ltd.	97,000	62,341
Sany Heavy Industry Co. Ltd. Class A	19,455	38,720
Satellite Chemical Co. Ltd. Class A (a)	7,186	16,875
Security Description	Shares	Value
SDIC Capital Co. Ltd. Class A	14,600	$12,850
SDIC Power Holdings Co. Ltd. Class A	17,100	35,046
Seazen Holdings Co. Ltd. Class A (a)	4,200	5,669
Seres Group Co. Ltd. Class A (a)	3,400	42,474
SF Holding Co. Ltd. Class A	8,900	44,547
SG Micro Corp. Class A	877	7,774
Shaanxi Coal Industry Co. Ltd. Class A	17,700	60,947
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	5,000	6,322
Shandong Gold Mining Co. Ltd. Class A	8,128	29,286
Shandong Gold Mining Co. Ltd. Class H (b)	57,750	117,176
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	14,804
Shandong Linglong Tyre Co. Ltd. Class A	4,800	13,791
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	13,038
Shandong Sun Paper Industry JSC Ltd. Class A	3,900	7,579
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	198,800	123,957
Shanghai Aiko Solar Energy Co. Ltd. Class A	4,200	7,908
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	3,332	8,187
Shanghai Baosight Software Co. Ltd. Class A	2,500	13,247
Shanghai Baosight Software Co. Ltd. Class B	53,232	107,955
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	185	7,188
Shanghai Construction Group Co. Ltd. Class A	21,900	7,028
Shanghai Electric Group Co. Ltd. Class A (a)	19,800	11,454
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,820	15,355
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	40,000	65,419
Shanghai International Airport Co. Ltd. Class A (a)	2,968	14,578
Shanghai International Port Group Co. Ltd. Class A	16,300	11,921
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,700	10,680
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	2,405	9,020
Shanghai Lingang Holdings Corp. Ltd. Class A	6,900	9,333

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Shanghai M&G Stationery, Inc. Class A	1,600	$7,801
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	8,600	20,196
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	56,600	81,720
Shanghai Pudong Development Bank Co. Ltd. Class A	63,700	62,907
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,554	17,215
Shanghai RAAS Blood Products Co. Ltd. Class A	18,500	17,913
Shanghai Rural Commercial Bank Co. Ltd. Class A	22,000	20,029
Shanghai United Imaging Healthcare Co. Ltd. Class A	1,465	26,459
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	13,000	10,743
Shanxi Coal International Energy Group Co. Ltd. Class A	4,500	10,400
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	18,563
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	12,703
Shanxi Meijin Energy Co. Ltd. Class A (a)	16,200	14,303
Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,800	11,117
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,380	80,345
Shede Spirits Co. Ltd. Class A	800	8,532
Shenergy Co. Ltd. Class A	11,200	11,924
Shengyi Technology Co. Ltd. Class A	6,000	14,495
Shennan Circuits Co. Ltd. Class A	960	11,710
Shenwan Hongyuan Group Co. Ltd. Class A	41,500	25,264
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	4,683
Shenzhen Energy Group Co. Ltd. Class A	12,700	12,122
Shenzhen Inovance Technology Co. Ltd. Class A	3,350	27,791
Shenzhen Kangtai Biological Products Co. Ltd. Class A	3,918	11,780
Shenzhen Kedali Industry Co. Ltd. Class A	300	3,359
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,300	88,666
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	11,122
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	20,200	7,623
Security Description	Shares	Value
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	$14,315
Shenzhen SC New Energy Technology Corp. Class A	500	4,109
Shenzhen Transsion Holdings Co. Ltd. Class A	1,444	32,478
Shenzhou International Group Holdings Ltd.	68,400	647,604
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	15,017
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	22,864
Sichuan Hebang Biotechnology Co. Ltd. Class A	11,800	3,738
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	5,200	21,658
Sichuan Road & Bridge Group Co. Ltd. Class A	13,300	13,611
Sichuan Swellfun Co. Ltd. Class A	1,600	10,510
Sieyuan Electric Co. Ltd. Class A	1,200	9,623
Silergy Corp.	27,000	275,876
Sinolink Securities Co. Ltd. Class A	8,500	9,881
Sinoma Science & Technology Co. Ltd. Class A	6,300	13,085
Sinomine Resource Group Co. Ltd. Class A	2,380	11,939
Sinopharm Group Co. Ltd. Class H	109,600	280,776
Sinotruk Hong Kong Ltd.	58,000	142,435
Skshu Paint Co. Ltd. Class A	952	4,260
Smoore International Holdings Ltd. (b) (c)	148,000	125,942
Songcheng Performance Development Co. Ltd. Class A	3,940	5,524
SooChow Securities Co. Ltd. Class A	15,600	14,460
Southwest Securities Co. Ltd. Class A	3,100	1,635
Spring Airlines Co. Ltd. Class A (a)	2,200	16,666
StarPower Semiconductor Ltd. Class A	600	11,980
Sungrow Power Supply Co. Ltd. Class A	3,600	51,171
Sunny Optical Technology Group Co. Ltd.	59,300	302,696
Sunresin New Materials Co. Ltd. Class A	1,100	6,768
Sunwoda Electronic Co. Ltd. Class A	6,200	11,682
SUPCON Technology Co. Ltd. Class A	1,654	10,561

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	$5,385
Suzhou Maxwell Technologies Co. Ltd. Class A	921	13,510
Suzhou TFC Optical Communication Co. Ltd. Class A	900	18,820
TAL Education Group ADR (a)	36,300	412,005
TBEA Co. Ltd. Class A	12,073	25,159
TCL Technology Group Corp. Class A	33,220	21,322
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	11,250	18,284
Tencent Holdings Ltd.	542,200	21,046,625
Tencent Music Entertainment Group ADR (a)	61,300	685,947
Thunder Software Technology Co. Ltd. Class A (a)	1,400	9,965
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,500	8,236
Tianma Microelectronics Co. Ltd. Class A (a)	8,800	9,951
Tianqi Lithium Corp. Class A	3,600	23,632
Tianshan Aluminum Group Co. Ltd. Class A	3,000	2,640
Tianshui Huatian Technology Co. Ltd. Class A	9,100	9,676
Tingyi Cayman Islands Holding Corp.	158,000	173,213
Tongcheng Travel Holdings Ltd. (a)	100,400	264,904
TongFu Microelectronics Co. Ltd. Class A	1,500	4,580
Tongkun Group Co. Ltd. Class A (a)	7,400	13,668
Tongling Nonferrous Metals Group Co. Ltd. Class A	42,200	22,726
Tongwei Co. Ltd. Class A	7,500	25,515
Topchoice Medical Corp. Class A (a)	1,100	9,181
Topsports International Holdings Ltd. (b)	148,000	99,090
TravelSky Technology Ltd. Class H	77,000	93,268
Trina Solar Co. Ltd. Class A	6,219	20,309
Trip.com Group Ltd. (a)	45,067	1,987,763
Tsingtao Brewery Co. Ltd. Class A	1,500	17,383
Tsingtao Brewery Co. Ltd. Class H	52,000	357,455
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	2,379	21,482
Unisplendour Corp. Ltd. Class A (a)	5,360	16,205
Security Description	Shares	Value
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	1,138	$5,414
Vipshop Holdings Ltd. ADR	28,288	468,166
Walvax Biotechnology Co. Ltd. Class A	4,400	9,406
Wanda Film Holding Co. Ltd. Class A (a)	5,000	10,488
Wanhua Chemical Group Co. Ltd. Class A	6,200	68,700
Want Want China Holdings Ltd.	382,000	225,497
Weichai Power Co. Ltd. Class A	11,000	24,711
Weichai Power Co. Ltd. Class H	156,000	297,392
Weihai Guangwei Composites Co. Ltd. Class A	1,280	5,351
Wens Foodstuffs Group Co. Ltd. Class A	14,240	36,363
Western Mining Co. Ltd. Class A	5,400	13,789
Western Securities Co. Ltd. Class A	14,600	13,594
Western Superconducting Technologies Co. Ltd. Class A	1,083	5,549
Will Semiconductor Co. Ltd. Shanghai Class A	2,275	30,864
Wingtech Technology Co. Ltd. Class A (a)	3,000	15,119
Wintime Energy Group Co. Ltd. Class A (a)	50,600	9,269
Wuchan Zhongda Group Co. Ltd. Class A	20,300	12,246
Wuhan Guide Infrared Co. Ltd. Class A	13,249	13,230
Wuliangye Yibin Co. Ltd. Class A	7,800	164,479
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	17,537
WuXi AppTec Co. Ltd. Class A	4,733	30,659
WuXi AppTec Co. Ltd. Class H (b)	29,291	138,849
Wuxi Biologics Cayman, Inc. (a) (b)	313,500	572,808
XCMG Construction Machinery Co. Ltd. Class A	19,700	16,850
Xiamen C & D, Inc. Class A	11,400	15,937
Xiamen Faratronic Co. Ltd. Class A	400	5,477
Xiamen Tungsten Co. Ltd. Class A	4,600	12,317
Xiaomi Corp. Class B (a) (b)	1,260,100	2,405,419
Xinjiang Daqo New Energy Co. Ltd. Class A	4,059	15,095
Xinyi Solar Holdings Ltd.	394,089	305,142
XPeng, Inc. Class A (a) (c)	93,900	385,129
Yadea Group Holdings Ltd. (b)	106,000	171,736
Yankuang Energy Group Co. Ltd. Class A	9,150	29,087
Yankuang Energy Group Co. Ltd. Class H (c)	188,000	394,907

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	3,700	$15,146
Yealink Network Technology Corp. Ltd. Class A	3,500	12,105
Yifeng Pharmacy Chain Co. Ltd. Class A	1,783	9,651
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	12,055
Yintai Gold Co. Ltd. Class A (a)	3,460	8,063
Yonghui Superstores Co. Ltd. Class A (a)	20,700	6,529
YongXing Special Materials Technology Co. Ltd. Class A	1,040	6,794
Yonyou Network Technology Co. Ltd. Class A	6,878	11,425
Youngor Fashion Co. Ltd. Class A	5,400	5,191
YTO Express Group Co. Ltd. Class A	9,900	20,644
Yuexiu Property Co. Ltd.	137,220	75,567
Yum China Holdings, Inc.	33,300	1,325,007
Yunda Holding Co. Ltd. Class A	9,360	9,256
Yunnan Aluminium Co. Ltd. Class A	5,200	9,755
Yunnan Baiyao Group Co. Ltd. Class A	3,078	21,409
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	1,100	9,012
Yunnan Energy New Material Co. Ltd. Class A	2,400	13,474
Yunnan Tin Co. Ltd. Class A	1,400	2,784
Yunnan Yuntianhua Co. Ltd. Class A	2,500	6,381
Yutong Bus Co. Ltd. Class A	5,000	12,933
Zai Lab Ltd. ADR (a) (c)	7,291	116,802
Zangge Mining Co. Ltd. Class A	1,600	6,556
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,100	34,937
Zhaojin Mining Industry Co. Ltd. Class H (c)	113,500	154,012
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,300	11,998
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	16,186
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	14,161
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	19,234
Zhejiang Dingli Machinery Co. Ltd. Class A	1,960	15,139
Zhejiang Expressway Co. Ltd. Class H	134,840	86,488
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	10,375
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	14,199
Security Description	Shares	Value
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	$14,739
Zhejiang Juhua Co. Ltd. Class A	4,200	13,548
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	43,200	144,893
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	8,480
Zhejiang NHU Co. Ltd. Class A	6,516	15,024
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,100	13,559
Zhejiang Supor Co. Ltd. Class A	1,300	10,242
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	10,872
Zhejiang Weixing New Building Materials Co. Ltd. Class A	5,100	10,958
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	25,500	22,864
Zheshang Securities Co. Ltd. Class A	11,100	17,276
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	60,400	96,468
Zhongji Innolight Co. Ltd. Class A	1,400	29,828
Zhongjin Gold Corp. Ltd. Class A	11,000	18,726
Zhongsheng Group Holdings Ltd.	66,500	115,217
Zhongtai Securities Co. Ltd. Class A	14,300	13,117
Zhuzhou CRRC Times Electric Co. Ltd. Class H	39,000	123,581
Zijin Mining Group Co. Ltd. Class A	38,500	85,374
Zijin Mining Group Co. Ltd. Class H	450,000	898,108
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	19,244
ZTE Corp. Class A	8,700	32,893
ZTE Corp. Class H	60,200	119,993
ZTO Express Cayman, Inc. ADR	34,800	728,712
		133,025,315
COLOMBIA — 0.1%
Bancolombia SA	20,314	180,160
Bancolombia SA Preference Shares	37,233	316,725
Interconexion Electrica SA ESP	37,571	192,266
		689,151
CZECH REPUBLIC — 0.1%
CEZ AS (c)	13,457	481,079
Komercni Banka AS	6,081	218,171
Moneta Money Bank AS (b)	28,900	125,905
		825,155
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	210,983	356,090

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Eastern Co. S.A.E.	85,861	$48,908
EFG Holding S.A.E. (a)	71,641	26,676
		431,674
GREECE — 0.5%
Alpha Services & Holdings SA (a)	182,984	322,125
Eurobank Ergasias Services & Holdings SA Class A (a)	215,620	414,974
FF Group (a) (d)	3,869	—
Hellenic Telecommunications Organization SA	15,740	232,379
Jumbo SA	9,439	272,183
Motor Oil Hellas Corinth Refineries SA	5,601	167,075
Mytilineos SA	8,093	312,558
National Bank of Greece SA (a)	64,563	505,947
OPAP SA	14,999	270,198
Piraeus Financial Holdings SA (a)	55,679	233,077
Public Power Corp. SA (a)	17,525	220,121
		2,950,637
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
Orient Overseas International Ltd.	10,500	125,440
Sino Biopharmaceutical Ltd.	857,000	330,692
Vinda International Holdings Ltd.	25,000	74,906
		531,038
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	37,200	301,799
OTP Bank Nyrt	18,299	842,597
Richter Gedeon Nyrt	11,432	290,146
		1,434,542
INDIA — 17.3%
ABB India Ltd.	4,258	324,744
Adani Enterprises Ltd.	14,218	545,024
Adani Green Energy Ltd. (a)	25,840	568,571
Adani Ports & Special Economic Zone Ltd.	43,100	693,429
Adani Power Ltd. (a)	63,406	405,817
Ambuja Cements Ltd.	48,716	357,678
APL Apollo Tubes Ltd.	13,387	240,116
Apollo Hospitals Enterprise Ltd.	8,214	626,057
Ashok Leyland Ltd.	118,117	242,529
Asian Paints Ltd.	31,448	1,073,404
Astral Ltd.	10,341	246,893
AU Small Finance Bank Ltd. (b)	13,306	90,140
Aurobindo Pharma Ltd.	21,604	282,022
Avenue Supermarts Ltd. (a) (b)	13,275	720,330
Axis Bank Ltd.	187,347	2,352,325
Bajaj Auto Ltd.	5,432	595,819
Bajaj Finance Ltd.	22,758	1,977,008
Bajaj Finserv Ltd.	31,235	615,637
Security Description	Shares	Value
Bajaj Holdings & Investment Ltd.	2,162	$214,450
Balkrishna Industries Ltd.	6,591	183,132
Bandhan Bank Ltd. (b)	61,945	133,690
Bank of Baroda	83,872	265,536
Berger Paints India Ltd.	24,780	170,261
Bharat Electronics Ltd.	298,382	720,889
Bharat Forge Ltd.	20,696	280,306
Bharat Heavy Electricals Ltd.	84,567	250,753
Bharat Petroleum Corp. Ltd.	62,245	449,584
Bharti Airtel Ltd.	184,539	2,718,439
Britannia Industries Ltd.	8,835	520,259
CG Power & Industrial Solutions Ltd.	49,231	319,284
Cholamandalam Investment & Finance Co. Ltd.	34,626	480,183
Cipla Ltd.	43,386	778,714
Coal India Ltd.	125,732	654,420
Colgate-Palmolive India Ltd.	10,542	342,586
Container Corp. of India Ltd.	19,735	208,726
Cummins India Ltd.	11,163	402,371
Dabur India Ltd.	51,320	321,910
Divi's Laboratories Ltd.	9,914	409,541
DLF Ltd.	60,595	651,704
Dr Reddy's Laboratories Ltd.	9,532	703,781
Eicher Motors Ltd.	11,158	537,722
GAIL India Ltd.	188,493	409,180
GMR Airports Infrastructure Ltd. (a)	195,153	190,935
Godrej Consumer Products Ltd.	33,920	509,110
Godrej Properties Ltd. (a)	10,060	277,438
Grasim Industries Ltd.	21,477	589,003
Havells India Ltd.	20,738	376,704
HCL Technologies Ltd.	77,695	1,437,920
HDFC Asset Management Co. Ltd. (b)	7,811	351,587
HDFC Bank Ltd.	230,693	4,004,921
HDFC Life Insurance Co. Ltd. (b)	78,906	599,204
Hero MotoCorp Ltd.	9,776	553,523
Hindalco Industries Ltd.	110,044	739,212
Hindustan Aeronautics Ltd.	16,365	652,814
Hindustan Petroleum Corp. Ltd.	46,049	262,621
Hindustan Unilever Ltd.	67,526	1,833,308
ICICI Bank Ltd.	425,254	5,574,536
ICICI Lombard General Insurance Co. Ltd. (b)	19,933	402,592
ICICI Prudential Life Insurance Co. Ltd. (b)	29,046	211,970
IDFC First Bank Ltd. (a)	278,446	251,729
Indian Hotels Co. Ltd.	70,624	500,577
Indian Oil Corp. Ltd.	231,605	465,834
Indian Railway Catering & Tourism Corp. Ltd.	19,421	216,489
Indraprastha Gas Ltd.	27,005	139,489
IndusInd Bank Ltd.	23,676	440,860
Info Edge India Ltd.	5,871	393,641
Infosys Ltd.	271,995	4,885,490

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
InterGlobe Aviation Ltd. (a) (b)	12,577	$535,132
ITC Ltd.	245,393	1,260,323
Jindal Steel & Power Ltd.	28,740	292,612
Jio Financial Services Ltd. (a)	233,601	990,814
JSW Steel Ltd.	50,883	506,496
Jubilant Foodworks Ltd.	31,749	170,865
Kotak Mahindra Bank Ltd.	89,752	1,921,432
Larsen & Toubro Ltd.	55,313	2,496,239
LTIMindtree Ltd. (b)	7,383	437,160
Lupin Ltd.	18,510	358,826
Macrotech Developers Ltd. (b)	19,545	266,181
Mahindra & Mahindra Ltd.	76,512	1,762,613
Marico Ltd.	42,263	251,949
Maruti Suzuki India Ltd.	11,575	1,748,737
Max Healthcare Institute Ltd.	63,438	623,636
Mphasis Ltd.	6,266	179,413
MRF Ltd.	190	303,871
Muthoot Finance Ltd.	9,996	177,436
Nestle India Ltd.	27,600	867,802
NMDC Ltd.	83,056	200,912
NTPC Ltd.	357,735	1,440,334
Oil & Natural Gas Corp. Ltd.	256,885	825,611
One 97 Communications Ltd. (a)	18,937	91,424
Page Industries Ltd.	493	203,643
Persistent Systems Ltd.	8,206	392,041
Petronet LNG Ltd.	63,818	201,396
PI Industries Ltd.	6,883	319,179
Pidilite Industries Ltd.	12,656	457,469
Polycab India Ltd.	3,642	221,177
Power Finance Corp. Ltd.	121,131	566,786
Power Grid Corp. of India Ltd.	380,867	1,264,495
Punjab National Bank	178,608	266,405
REC Ltd.	107,390	580,713
Reliance Industries Ltd.	249,453	8,888,217
Samvardhana Motherson International Ltd.	194,568	273,180
SBI Cards & Payment Services Ltd.	24,281	198,711
SBI Life Insurance Co. Ltd. (b)	36,770	661,421
Shree Cement Ltd.	726	223,563
Shriram Finance Ltd.	23,243	657,640
Siemens Ltd.	7,368	474,758
Sona Blw Precision Forgings Ltd. (b)	32,975	279,113
SRF Ltd.	12,271	376,689
State Bank of India	146,222	1,319,027
Sun Pharmaceutical Industries Ltd.	78,636	1,527,935
Supreme Industries Ltd.	5,122	259,912
Suzlon Energy Ltd. (a)	713,768	345,748
Tata Communications Ltd.	9,714	234,154
Tata Consultancy Services Ltd.	74,076	3,442,832
Tata Consumer Products Ltd.	46,403	609,897
Tata Elxsi Ltd.	2,802	261,551
Tata Motors Ltd.	136,133	1,620,489
Tata Motors Ltd. Class A	37,118	292,485
Security Description	Shares	Value
Tata Power Co. Ltd.	119,211	$563,448
Tata Steel Ltd.	600,267	1,121,688
Tech Mahindra Ltd.	43,800	655,457
Titan Co. Ltd.	29,109	1,326,898
Torrent Pharmaceuticals Ltd.	8,230	256,622
Trent Ltd.	14,797	700,441
Tube Investments of India Ltd.	8,824	395,333
TVS Motor Co. Ltd.	19,717	508,714
UltraTech Cement Ltd.	9,461	1,105,923
Union Bank of India Ltd.	119,852	220,584
United Spirits Ltd.	23,818	323,918
UPL Ltd.	36,261	198,256
Varun Beverages Ltd.	37,110	622,308
Vedanta Ltd.	75,267	245,152
Wipro Ltd.	106,599	613,629
Yes Bank Ltd. (a)	1,066,602	296,696
Zomato Ltd. (a)	498,295	1,087,971
		104,319,953
INDONESIA — 1.8%
Adaro Energy Indonesia Tbk. PT	1,161,000	197,711
Amman Mineral Internasional PT (a)	529,300	292,108
Aneka Tambang Tbk. PT	647,100	65,302
Astra International Tbk. PT	1,650,200	536,016
Bank Central Asia Tbk. PT	4,558,000	2,896,364
Bank Mandiri Persero Tbk. PT	3,059,300	1,398,923
Bank Negara Indonesia Persero Tbk. PT	1,236,700	460,204
Bank Rakyat Indonesia Persero Tbk. PT	5,599,813	2,136,794
Barito Pacific Tbk. PT	2,278,027	135,776
Charoen Pokphand Indonesia Tbk. PT	629,900	208,576
GoTo Gojek Tokopedia Tbk. PT (a)	69,138,500	300,887
Indah Kiat Pulp & Paper Tbk. PT	207,500	125,311
Indofood CBP Sukses Makmur Tbk. PT	183,600	134,327
Indofood Sukses Makmur Tbk. PT	362,300	145,674
Kalbe Farma Tbk. PT	1,698,100	157,975
Merdeka Copper Gold Tbk. PT (a)	815,524	117,275
Sarana Menara Nusantara Tbk. PT	1,611,300	87,399
Semen Indonesia Persero Tbk. PT	263,684	98,123
Sumber Alfaria Trijaya Tbk. PT	1,433,600	263,121
Telkom Indonesia Persero Tbk. PT	4,055,600	887,602
Unilever Indonesia Tbk. PT	656,200	111,747
United Tractors Tbk. PT	127,500	194,406
		10,951,621

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC (a)	130,526	$282,608
Boubyan Bank KSCP	112,756	227,272
Gulf Bank KSCP	145,364	138,937
Kuwait Finance House KSCP	710,604	1,848,125
Mabanee Co. KPSC	57,482	147,816
Mobile Telecommunications Co. KSCP	156,802	250,292
National Bank of Kuwait SAKP	618,280	1,929,612
		4,824,662
LUXEMBOURG — 0.1%
Reinet Investments SCA	11,061	267,660
MALAYSIA — 1.3%
AMMB Holdings Bhd.	140,900	124,140
Axiata Group Bhd.	216,093	122,816
CELCOMDIGI Bhd.	287,100	255,375
CIMB Group Holdings Bhd.	522,336	722,861
Gamuda Bhd.	152,686	170,010
Genting Bhd.	181,500	181,001
Genting Malaysia Bhd.	251,800	145,239
Hong Leong Bank Bhd.	54,400	222,519
IHH Healthcare Bhd.	176,800	225,249
Inari Amertron Bhd.	221,800	148,085
IOI Corp. Bhd.	215,900	180,183
Kuala Lumpur Kepong Bhd.	39,598	186,570
Malayan Banking Bhd.	443,877	905,010
Malaysia Airports Holdings Bhd.	72,680	152,025
Maxis Bhd.	201,800	143,686
MISC Bhd.	115,000	185,876
MR DIY Group M Bhd. (b)	217,850	69,042
Nestle Malaysia Bhd.	6,000	149,588
Petronas Chemicals Group Bhd.	231,800	332,542
Petronas Dagangan Bhd.	23,300	105,842
Petronas Gas Bhd.	63,600	235,695
PPB Group Bhd.	55,020	181,346
Press Metal Aluminium Holdings Bhd.	303,800	299,114
Public Bank Bhd.	1,192,400	1,060,639
QL Resources Bhd.	86,700	107,711
RHB Bank Bhd.	121,365	144,623
Sime Darby Bhd.	229,569	126,110
Sime Darby Plantation Bhd.	176,436	162,159
Telekom Malaysia Bhd.	91,961	116,773
Tenaga Nasional Bhd.	216,400	513,910
YTL Corp. Bhd.	265,400	146,354
YTL Power International Bhd.	197,100	157,413
		7,979,506
MEXICO — 2.8%
Alfa SAB de CV Class A	250,900	186,721
America Movil SAB de CV	1,532,521	1,436,472
Arca Continental SAB de CV (c)	42,900	468,314
Banco del Bajio SA (b)	62,000	241,707
Cemex SAB de CV (a) (c)	1,240,517	1,094,854
Coca-Cola Femsa SAB de CV	43,535	420,061
Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	238,258	$395,765
Fomento Economico Mexicano SAB de CV	159,680	2,071,587
Gruma SAB de CV Class B (c)	15,250	285,040
Grupo Aeroportuario del Centro Norte SAB de CV	23,000	226,115
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	32,585	523,442
Grupo Aeroportuario del Sureste SAB de CV Class B	14,660	462,473
Grupo Bimbo SAB de CV Class A (c)	109,215	515,596
Grupo Carso SAB de CV (c)	47,004	418,863
Grupo Financiero Banorte SAB de CV Class O	213,103	2,261,192
Grupo Financiero Inbursa SAB de CV Class O (a) (c)	150,826	463,954
Grupo Mexico SAB de CV Class B	255,336	1,507,430
Industrias Penoles SAB de CV (a) (c)	16,595	234,592
Kimberly-Clark de Mexico SAB de CV Class A	122,689	284,916
Operadora De Sites Mexicanos SAB de CV (c)	104,900	127,482
Orbia Advance Corp. SAB de CV	86,410	180,548
Prologis Property Mexico SA de CV REIT	57,188	250,335
Promotora y Operadora de Infraestructura SAB de CV	15,710	166,355
Southern Copper Corp. (c)	7,067	752,777
Wal-Mart de Mexico SAB de CV	429,894	1,732,844
		16,709,435
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	16,400	260,432
Credicorp Ltd.	5,500	931,865
		1,192,297
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	144,350	120,302
Ayala Corp.	22,635	257,696
Ayala Land, Inc.	551,700	316,505
Bank of the Philippine Islands	149,511	314,102
BDO Unibank, Inc.	196,888	541,122
International Container Terminal Services, Inc.	84,120	475,855
JG Summit Holdings, Inc.	217,550	140,867
Jollibee Foods Corp.	37,040	166,438
Manila Electric Co.	22,390	142,190
Metropolitan Bank & Trust Co.	147,877	171,381
PLDT, Inc.	6,026	146,858
SM Investments Corp.	20,030	346,334
SM Prime Holdings, Inc.	840,700	489,031

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Universal Robina Corp.	73,980	$138,577
		3,767,258
POLAND — 0.9%
Allegro.eu SA (a) (b)	41,791	346,726
Bank Polska Kasa Opieki SA	14,992	683,667
Budimex SA	1,080	189,581
CD Projekt SA	5,222	153,082
Dino Polska SA (a) (b)	4,073	395,988
KGHM Polska Miedz SA	11,582	331,537
LPP SA	90	345,307
mBank SA (a)	1,196	222,000
ORLEN SA	48,057	784,289
PGE Polska Grupa Energetyczna SA (a)	72,259	130,502
Powszechna Kasa Oszczednosci Bank Polski SA	71,596	1,065,389
Powszechny Zaklad Ubezpieczen SA	49,315	603,615
Santander Bank Polska SA	2,964	423,296
		5,674,979
QATAR — 0.8%
Barwa Real Estate Co.	175,564	133,083
Commercial Bank PSQC (a)	267,969	363,204
Dukhan Bank	151,529	160,643
Industries Qatar QSC	125,362	412,135
Masraf Al Rayan QSC	456,954	297,943
Mesaieed Petrochemical Holding Co.	457,383	246,341
Ooredoo QPSC	63,993	186,302
Qatar Electricity & Water Co. QSC	37,815	168,563
Qatar Fuel QSC	47,823	193,998
Qatar Gas Transport Co. Ltd.	208,491	228,075
Qatar International Islamic Bank QSC (a)	79,002	237,158
Qatar Islamic Bank SAQ	144,726	755,230
Qatar National Bank QPSC	378,929	1,477,834
		4,860,509
ROMANIA — 0.1%
NEPI Rockcastle NV	45,615	315,080
RUSSIA — 0.0%
Alrosa PJSC (d)	308,085	—
Gazprom PJSC (a) (d)	1,420,638	—
Inter RAO UES PJSC (d)	4,533,728	—
LUKOIL PJSC (d)	49,922	—
MMC Norilsk Nickel PJSC (d)	7,572	—
Mobile TeleSystems PJSC (d)	13,301	—
Mobile TeleSystems PJSC ADR (a) (d)	48,094	—
Moscow Exchange MICEX-Rates PJSC (d)	172,751	—
Novatek PJSC (d)	91,850	—
Novatek PJSC GDR (a) (d)	1,745	—
Novolipetsk Steel PJSC (a) (d)	181,543	—
Security Description	Shares	Value
Ozon Holdings PLC ADR (a) (d)	7,214	$—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Polymetal International PLC (a) (d)	1,547	—
Polyus PJSC (a) (d)	4,021	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (d)	1,296,064	—
Severstal PAO (a) (d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Surgutneftegas PJSC Preference Shares (d)	807,200	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a) (d)	346	—
United Co. RUSAL International PJSC (a) (d)	365,310	—
VK IPJSC GDR (a) (d)	12,460	—
VTB Bank PJSC (a) (d)	380,650,000	—
Yandex NV Class A (a) (d)	36,719	—
		—
SAUDI ARABIA — 4.1%
ACWA Power Co.	7,897	713,794
Ades Holding Co. (a)	27,207	150,598
Advanced Petrochemical Co.	9,937	103,861
Al Rajhi Bank	160,522	3,556,693
Alinma Bank	80,127	935,759
Almarai Co. JSC	20,598	314,146
Arab National Bank	55,452	436,904
Arabian Internet & Communications Services Co.	2,047	206,419
Bank AlBilad	39,860	515,985
Bank Al-Jazira (a)	31,917	170,201
Banque Saudi Fransi	48,071	499,231
Bupa Arabia for Cooperative Insurance Co.	6,437	452,761
Co. for Cooperative Insurance	5,885	254,198
Dallah Healthcare Co.	2,883	135,752
Dar Al Arkan Real Estate Development Co. (a)	45,221	166,632
Dr Sulaiman Al Habib Medical Services Group Co.	7,221	603,788
Elm Co.	1,949	498,358
Etihad Etisalat Co.	30,624	429,495
Jarir Marketing Co.	47,559	186,406
Mobile Telecommunications Co. Saudi Arabia	34,715	116,812
Mouwasat Medical Services Co.	7,874	286,365
Nahdi Medical Co.	3,184	125,645
Power & Water Utility Co. for Jubail & Yanbu	6,342	117,185
Riyad Bank	120,271	955,626
SABIC Agri-Nutrients Co.	19,048	622,660
Sahara International Petrochemical Co.	28,946	238,869

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Saudi Arabian Mining Co. (a)	105,895	$1,425,863
Saudi Arabian Oil Co. (b)	218,520	1,791,625
Saudi Aramco Base Oil Co.	4,183	186,704
Saudi Awwal Bank	82,321	910,898
Saudi Basic Industries Corp.	73,841	1,537,657
Saudi Electricity Co.	68,368	360,570
Saudi Industrial Investment Group	29,837	178,044
Saudi Investment Bank	38,974	172,086
Saudi Kayan Petrochemical Co. (a)	59,287	142,586
Saudi National Bank	241,506	2,627,235
Saudi Research & Media Group (a)	2,951	226,607
Saudi Tadawul Group Holding Co.	3,886	282,656
Saudi Telecom Co.	164,134	1,733,024
Savola Group	21,256	320,214
Yanbu National Petrochemical Co.	22,120	219,696
		24,909,608
SOUTH AFRICA — 2.5%
Absa Group Ltd.	69,301	542,111
Anglo American Platinum Ltd. (c)	5,416	219,798
Aspen Pharmacare Holdings Ltd.	31,099	360,288
Bid Corp. Ltd. (c)	27,368	667,440
Bidvest Group Ltd. (c)	23,700	303,518
Capitec Bank Holdings Ltd.	7,209	797,864
Clicks Group Ltd.	19,750	308,835
Discovery Ltd.	43,592	277,695
Exxaro Resources Ltd.	20,405	182,087
FirstRand Ltd. (c)	414,206	1,350,264
Gold Fields Ltd.	73,204	1,174,821
Harmony Gold Mining Co. Ltd.	44,978	375,310
Impala Platinum Holdings Ltd. (c)	74,367	307,541
Kumba Iron Ore Ltd. (c)	5,444	132,898
MTN Group Ltd.	138,687	686,541
Naspers Ltd. Class N	14,997	2,659,089
Nedbank Group Ltd. (c)	36,135	436,358
Northam Platinum Holdings Ltd.	29,128	173,710
Old Mutual Ltd.	391,803	243,115
OUTsurance Group Ltd.	71,674	158,971
Pepkor Holdings Ltd. (b)	171,594	170,994
Remgro Ltd.	41,250	266,000
Sanlam Ltd. (c)	145,471	533,064
Sasol Ltd.	47,758	369,202
Shoprite Holdings Ltd. (c)	40,982	535,512
Sibanye Stillwater Ltd.	231,911	265,636
Standard Bank Group Ltd.	109,864	1,074,722
Vodacom Group Ltd.	50,986	265,347
Woolworths Holdings Ltd.	77,113	241,117
		15,079,848
Security Description	Shares	Value
SOUTH KOREA — 12.5%
Amorepacific Corp.	2,356	$212,106
Celltrion Pharm, Inc. (a)	1,566	120,627
Celltrion, Inc.	12,485	1,704,544
CJ CheilJedang Corp.	673	145,973
CosmoAM&T Co. Ltd. (a)	1,961	236,412
Coway Co. Ltd.	4,716	197,222
DB Insurance Co. Ltd.	3,700	264,668
Doosan Bobcat, Inc.	4,391	176,129
Doosan Enerbility Co. Ltd. (a)	37,226	484,456
Ecopro BM Co. Ltd. (a)	4,000	824,512
Ecopro Co. Ltd. (a)	1,633	798,153
Ecopro Materials Co. Ltd. (a)	1,112	110,353
GS Holdings Corp.	3,700	133,296
Hana Financial Group, Inc.	23,899	1,045,609
Hanjin Kal Corp.	2,135	94,202
Hankook Tire & Technology Co. Ltd.	6,026	242,159
Hanmi Pharm Co. Ltd.	558	141,754
Hanmi Semiconductor Co. Ltd.	3,721	370,372
Hanon Systems	16,636	73,897
Hanwha Aerospace Co. Ltd.	2,898	446,674
Hanwha Ocean Co. Ltd. (a)	4,837	98,447
Hanwha Solutions Corp.	8,922	183,245
HD Hyundai Co. Ltd.	3,601	184,296
HD Hyundai Heavy Industries Co. Ltd.	1,845	162,675
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,476	310,355
HLB, Inc. (a)	9,478	772,321
HMM Co. Ltd.	20,059	234,674
HYBE Co. Ltd.	1,612	274,205
Hyundai Engineering & Construction Co. Ltd.	6,288	155,302
Hyundai Glovis Co. Ltd.	1,565	209,945
Hyundai Mobis Co. Ltd.	5,014	973,936
Hyundai Motor Co.	11,284	1,986,487
Hyundai Motor Co. Preference Shares (e)	2,908	338,700
Hyundai Motor Co. Preference Shares (e)	1,834	215,380
Hyundai Steel Co.	7,396	174,702
Industrial Bank of Korea	22,855	236,826
Kakao Corp.	25,480	1,029,610
KakaoBank Corp.	13,477	281,303
Kakaopay Corp. (a)	2,118	61,200
Kangwon Land, Inc.	7,767	94,733
KB Financial Group, Inc.	31,424	1,640,934
Kia Corp.	21,442	1,783,847
Korea Aerospace Industries Ltd.	5,919	221,592
Korea Electric Power Corp.	21,020	345,064
Korea Investment Holdings Co. Ltd.	3,541	175,176
Korea Zinc Co. Ltd.	680	229,571
Korean Air Lines Co. Ltd.	15,041	242,444
Krafton, Inc. (a)	2,351	436,583

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
KT Corp.	5,301	$149,432
KT&G Corp.	8,185	569,682
Kum Yang Co. Ltd. (a)	2,723	228,762
Kumho Petrochemical Co. Ltd.	1,261	131,603
L&F Co. Ltd. (a)	2,052	268,570
LG Chem Ltd.	4,054	1,324,984
LG Chem Ltd. Preference Shares	622	138,607
LG Corp.	7,697	500,841
LG Display Co. Ltd. (a)	24,787	194,798
LG Electronics, Inc.	8,798	632,606
LG Energy Solution Ltd. (a)	3,836	1,144,033
LG H&H Co. Ltd.	750	215,320
LG Innotek Co. Ltd.	1,138	166,949
LG Uplus Corp.	18,332	136,852
Lotte Chemical Corp.	1,636	145,827
Meritz Financial Group, Inc.	8,287	502,914
Mirae Asset Securities Co. Ltd.	20,433	123,395
NAVER Corp.	10,630	1,477,343
NCSoft Corp.	1,220	186,681
Netmarble Corp. (a) (b)	1,975	92,570
NH Investment & Securities Co. Ltd.	11,559	101,230
Orion Corp.	2,042	139,243
Posco DX Co. Ltd.	4,535	163,546
POSCO Future M Co. Ltd.	2,530	568,487
POSCO Holdings, Inc.	5,904	1,846,302
Posco International Corp.	4,259	168,304
Samsung Biologics Co. Ltd. (a) (b)	1,455	900,290
Samsung C&T Corp.	6,908	821,520
Samsung Electro-Mechanics Co. Ltd.	4,664	519,319
Samsung Electronics Co. Ltd.	391,376	23,489,828
Samsung Electronics Co. Ltd. Preference Shares	67,383	3,363,519
Samsung Engineering Co. Ltd. (a)	12,813	239,842
Samsung Fire & Marine Insurance Co. Ltd.	2,511	576,341
Samsung Heavy Industries Co. Ltd. (a)	54,423	348,469
Samsung Life Insurance Co. Ltd.	6,625	469,963
Samsung SDI Co. Ltd.	4,514	1,601,066
Samsung SDS Co. Ltd.	3,204	389,359
Samsung Securities Co. Ltd.	5,002	151,221
Shinhan Financial Group Co. Ltd.	35,892	1,258,386
SK Biopharmaceuticals Co. Ltd. (a)	2,666	183,179
SK Bioscience Co. Ltd. (a)	2,195	100,599
SK Hynix, Inc.	44,727	5,920,410
SK IE Technology Co. Ltd. (a) (b)	2,258	122,607
SK Innovation Co. Ltd. (a)	5,025	441,939
SK Square Co. Ltd. (a)	7,999	467,017
Security Description	Shares	Value
SK Telecom Co. Ltd.	4,657	$184,377
SK, Inc.	3,036	411,791
SKC Co. Ltd. (a)	1,618	143,742
S-Oil Corp.	3,600	208,312
Woori Financial Group, Inc.	49,045	531,526
Yuhan Corp.	4,701	270,275
		75,310,449
TAIWAN — 16.9%
Accton Technology Corp.	41,000	587,389
Acer, Inc.	237,000	345,464
Advantech Co. Ltd.	38,697	492,124
Alchip Technologies Ltd.	6,000	593,373
ASE Technology Holding Co. Ltd.	251,307	1,217,135
Asia Cement Corp.	185,000	236,716
Asustek Computer, Inc.	58,000	767,510
AUO Corp.	535,200	302,689
Catcher Technology Co. Ltd.	47,000	319,418
Cathay Financial Holding Co. Ltd.	781,634	1,178,429
Chailease Holding Co. Ltd.	126,682	678,862
Chang Hwa Commercial Bank Ltd.	442,875	251,166
Cheng Shin Rubber Industry Co. Ltd.	158,000	245,367
China Airlines Ltd.	232,000	141,360
China Development Financial Holding Corp. (a)	1,331,826	576,368
China Steel Corp.	965,000	717,640
Chunghwa Telecom Co. Ltd.	311,000	1,219,570
Compal Electronics, Inc.	347,000	415,270
CTBC Financial Holding Co. Ltd.	1,445,040	1,462,943
Delta Electronics, Inc.	160,000	1,712,313
E Ink Holdings, Inc.	71,000	503,601
E.Sun Financial Holding Co. Ltd.	1,154,150	979,117
Eclat Textile Co. Ltd.	14,550	248,687
eMemory Technology, Inc.	5,000	374,959
Eva Airways Corp.	223,000	220,188
Evergreen Marine Corp. Taiwan Ltd.	84,300	463,599
Far Eastern New Century Corp.	237,000	244,750
Far EasTone Telecommunications Co. Ltd.	138,000	348,843
Feng TAY Enterprise Co. Ltd.	42,204	208,359
First Financial Holding Co. Ltd.	890,736	768,176
Formosa Chemicals & Fibre Corp.	287,000	490,537
Formosa Petrochemical Corp.	93,000	199,347
Formosa Plastics Corp.	316,000	672,414
Fubon Financial Holding Co. Ltd.	640,554	1,387,048
Gigabyte Technology Co. Ltd.	42,000	410,768
Global Unichip Corp.	8,000	304,967
Globalwafers Co. Ltd.	18,000	312,153
Hon Hai Precision Industry Co. Ltd.	1,021,800	4,964,766

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Hotai Motor Co. Ltd.	25,520	$515,926
Hua Nan Financial Holdings Co. Ltd.	738,251	528,253
Innolux Corp.	704,868	334,776
Inventec Corp.	221,000	403,971
Largan Precision Co. Ltd.	8,000	607,434
Lite-On Technology Corp.	162,958	539,739
MediaTek, Inc.	124,000	4,494,508
Mega Financial Holding Co. Ltd.	941,738	1,184,400
Micro-Star International Co. Ltd.	58,000	302,654
Nan Ya Plastics Corp.	389,000	669,736
Nan Ya Printed Circuit Board Corp.	19,000	117,550
Nanya Technology Corp.	100,000	211,227
Nien Made Enterprise Co. Ltd.	15,000	166,388
Novatek Microelectronics Corp.	47,000	864,999
Pegatron Corp.	166,000	517,137
PharmaEssentia Corp. (a)	20,000	199,978
Pou Chen Corp.	188,000	212,946
Powerchip Semiconductor Manufacturing Corp. (a)	259,000	209,605
President Chain Store Corp.	47,000	389,911
Quanta Computer, Inc.	222,000	1,942,288
Realtek Semiconductor Corp.	40,000	696,174
Ruentex Development Co. Ltd.	128,636	140,881
Shanghai Commercial & Savings Bank Ltd.	319,813	482,165
Shin Kong Financial Holding Co. Ltd. (a)	1,083,741	272,937
SinoPac Financial Holdings Co. Ltd.	857,335	575,959
Synnex Technology International Corp.	100,700	246,688
Taishin Financial Holding Co. Ltd.	934,909	524,368
Taiwan Business Bank	494,480	245,668
Taiwan Cement Corp.	561,655	556,329
Taiwan Cooperative Financial Holding Co. Ltd.	852,320	692,434
Taiwan High Speed Rail Corp.	167,000	157,328
Taiwan Mobile Co. Ltd.	143,000	455,763
Taiwan Semiconductor Manufacturing Co. Ltd.	2,019,000	48,513,788
Unimicron Technology Corp.	112,000	664,927
Uni-President Enterprises Corp.	395,000	942,959
United Microelectronics Corp.	923,000	1,499,711
Vanguard International Semiconductor Corp.	77,000	204,028
Voltronic Power Technology Corp.	5,000	257,784
Walsin Lihwa Corp.	233,115	272,423
Wan Hai Lines Ltd.	56,470	77,638
Winbond Electronics Corp.	252,371	212,915
Wistron Corp.	213,000	801,990
Wiwynn Corp.	8,000	547,440
WPG Holdings Ltd.	131,880	395,597
Yageo Corp.	27,871	517,299
Security Description	Shares	Value
Yang Ming Marine Transport Corp.	140,000	$192,916
Yuanta Financial Holding Co. Ltd.	839,895	789,940
Zhen Ding Technology Holding Ltd.	57,000	222,632
		102,137,492
THAILAND — 1.5%
Advanced Info Service PCL	97,000	542,323
Airports of Thailand PCL	349,600	625,184
Asset World Corp. PCL	724,900	81,852
Bangkok Dusit Medical Services PCL Class F	920,200	712,454
Bangkok Expressway & Metro PCL	629,499	138,020
BTS Group Holdings PCL	648,984	99,604
Bumrungrad Hospital PCL	48,800	298,250
Central Pattana PCL	165,500	284,622
Central Retail Corp. PCL	154,158	152,098
Charoen Pokphand Foods PCL	321,700	160,464
CP ALL PCL	483,400	722,036
CP Axtra PCL	167,900	143,799
Delta Electronics Thailand PCL	254,200	503,349
Energy Absolute PCL	142,281	133,556
Global Power Synergy PCL	56,376	81,117
Gulf Energy Development PCL	240,260	288,082
Home Product Center PCL	509,500	149,411
Indorama Ventures PCL	133,300	87,314
Intouch Holdings PCL	79,600	149,983
Kasikornbank PCL	50,500	171,620
Krung Thai Bank PCL	288,500	132,835
Krungthai Card PCL	89,900	112,722
Land & Houses PCL	718,253	144,684
Minor International PCL	269,695	243,917
Muangthai Capital PCL	67,400	85,895
PTT Exploration & Production PCL	115,400	471,246
PTT Global Chemical PCL	192,300	200,271
PTT Oil & Retail Business PCL	257,100	124,014
PTT PCL	817,600	750,657
SCB X PCL	68,100	212,769
SCG Packaging PCL	108,800	85,728
Siam Cement PCL	64,954	453,944
Thai Oil PCL	98,140	158,019
TMBThanachart Bank PCL	2,036,500	101,581
True Corp. PCL (a)	822,774	173,631
		8,977,051
TURKEY — 0.7%
Akbank TAS	256,065	370,262
Aselsan Elektronik Sanayi Ve Ticaret AS	110,694	189,725
BIM Birlesik Magazalar AS	37,785	410,529
Coca-Cola Icecek AS	6,114	106,209
Eregli Demir ve Celik Fabrikalari TAS (a)	119,396	155,445

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Ford Otomotiv Sanayi AS	5,663	$202,175
Haci Omer Sabanci Holding AS	82,515	211,440
KOC Holding AS (a)	62,289	391,617
Pegasus Hava Tasimaciligi AS (a)	3,526	88,989
Sasa Polyester Sanayi AS (a)	90,215	119,907
Tofas Turk Otomobil Fabrikasi AS (a)	9,917	83,607
Turk Hava Yollari AO (a)	45,781	421,343
Turkcell Iletisim Hizmetleri AS	97,850	206,879
Turkiye Is Bankasi AS Class C	731,791	254,019
Turkiye Petrol Rafinerileri AS	79,845	436,591
Turkiye Sise ve Cam Fabrikalari AS	111,252	156,396
Yapi ve Kredi Bankasi AS (a)	269,295	228,907
		4,034,040
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	238,737	546,101
Abu Dhabi Islamic Bank PJSC	120,182	357,385
Abu Dhabi National Oil Co. for Distribution PJSC	251,419	249,214
Aldar Properties PJSC	320,139	481,229
Americana Restaurants International PLC	216,227	193,722
Dubai Islamic Bank PJSC	239,915	381,543
Emaar Properties PJSC	543,134	1,205,420
Emirates NBD Bank PJSC	156,843	738,899
Emirates Telecommunications Group Co. PJSC	285,350	1,423,564
First Abu Dhabi Bank PJSC	362,315	1,322,101
Multiply Group PJSC (a)	320,311	195,386
		7,094,564
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	34,702	774,609
Pepco Group NV (a)	15,035	67,865
		842,474
UNITED STATES — 0.1%
JBS SA	63,600	273,177
Legend Biotech Corp. ADR (a)	6,000	336,540
Parade Technologies Ltd.	6,000	172,481
		782,198
TOTAL COMMON STOCKS (Cost $425,759,677)		573,358,576

WARRANTS — 2.5%
SWITZERLAND — 2.5%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	6,234,332
Security Description	Shares	Value
UBS AG (expiring 06/04/27) (a)	4,202	$4,794,957
UBS AG (expiring 11/26/27) (a)	3,600	4,002,134
TOTAL WARRANTS (Cost $15,894,439)		15,031,423
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	13,436,842	13,440,873
State Street Navigator Securities Lending Portfolio II (h) (i)	6,465,798	6,465,798
TOTAL SHORT-TERM INVESTMENTS (Cost $19,907,250)		19,906,671
TOTAL INVESTMENTS — 100.9% (Cost $461,561,366)		608,296,670
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(5,430,159)
NET ASSETS — 100.0%		$602,866,511
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2024.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	304	06/21/2024	$15,923,973	$15,944,800	$20,827

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$564,381,525	$8,977,051	$0(a)	$573,358,576
Warrants	—	15,031,423	—	15,031,423
Short-Term Investments	19,906,671	—	—	19,906,671
TOTAL INVESTMENTS	$584,288,196	$24,008,474	$0	$608,296,670
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$20,827	$—	$—	$20,827
TOTAL OTHER FINANCIAL INSTRUMENTS:	$20,827	$—	$—	$20,827
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
Top Five Sectors as of March 31, 2024

Description	% of Net Assets
Financials	23.9%
Information Technology	22.6
Consumer Discretionary	12.0
Communication Services	8.4
Materials	6.8
TOTAL	73.7%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,882,990	$2,884,143	$37,714,296	$27,156,116	$(1,259)	$(191)	13,436,842	$13,440,873	$157,278
State Street Navigator Securities Lending Portfolio II	7,460,876	7,460,876	8,335,083	9,330,161	—	—	6,465,798	6,465,798	3,932
Total		$10,345,019	$46,049,379	$36,486,277	$(1,259)	$(191)		$19,906,671	$161,210
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2024 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.9%
UNITED STATES — 94.9%
State Street International Developed Equity Portfolio (a) (Cost $2,209,169,241)		$3,260,755,326
SHORT-TERM INVESTMENT — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (b) (c) (Cost $141,663,201)	141,612,814	141,655,297
TOTAL INVESTMENTS — 99.0% (Cost $2,350,832,442)		3,402,410,623
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		33,980,774
NET ASSETS — 100.0%		$3,436,391,397

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
At March 31, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	EUR52,634,000	USD56,911,460	05/03/2024	$(1,680)
Bank of Montreal	GBP20,546,000	USD25,958,330	05/03/2024	(717)
Barclays Capital PLC	USD639,771	NOK6,776,000	04/03/2024	(15,174)
Barclays Capital PLC	CHF2,583,000	USD2,942,932	04/03/2024	75,163
Barclays Capital PLC	SEK71,632,000	USD6,931,087	04/03/2024	231,875
Barclays Capital PLC	DKK62,166,000	USD9,038,509	04/03/2024	37,423
Barclays Capital PLC	JPY6,025,135,000	USD39,997,710	05/02/2024	4,752
Barclays Capital PLC	USD2,442,058	HKD19,093,000	05/03/2024	(92)
Barclays Capital PLC	AUD9,834,000	USD6,421,140	05/03/2024	(59)
Barclays Capital PLC	SGD3,368,000	USD2,499,156	05/03/2024	1
BNP Paribas S.A.	USD2,132,598	EUR1,967,000	04/03/2024	(8,238)
BNP Paribas S.A.	USD473,037,286	GBP374,460,547	04/03/2024	(33)
BNP Paribas S.A.	GBP368,759,547	USD466,539,828	04/03/2024	704,363
BNP Paribas S.A.	ILS2,852,000	USD799,175	04/03/2024	20,701
BNP Paribas S.A.	CHF11,178,000	USD12,451,794	05/03/2024	125
BNP Paribas S.A.	ILS3,227,000	USD881,925	05/03/2024	48
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	NOK13,397,000	USD1,235,815	05/03/2024	$(28)
BNP Paribas S.A.	DKK59,481,000	USD8,624,887	05/03/2024	(341)
BNP Paribas S.A.	SEK81,072,000	USD7,590,930	05/03/2024	(279)
BNP Paribas S.A.	GBP374,460,547	USD473,108,433	05/03/2024	(7,457)
Citibank N.A.	USD240,042,131	AUD367,937,050	04/03/2024	(6)
Citibank N.A.	USD117,261,357	DKK809,865,566	04/03/2024	—
Citibank N.A.	USD62,307,436	HKD487,646,035	04/03/2024	—
Citibank N.A.	USD12,666,824	ILS46,404,174	04/03/2024	(467)
Citibank N.A.	USD19,111,915	NOK207,337,520	04/03/2024	—
Citibank N.A.	USD6,256,398	NZD10,459,581	04/03/2024	2
Citibank N.A.	USD100,397,334	SEK1,073,508,531	04/03/2024	—
Citibank N.A.	USD37,641,614	SGD50,798,299	04/03/2024	(339)
Citibank N.A.	CHF273,527,571	USD311,630,651	04/03/2024	7,947,325
Citibank N.A.	SGD50,798,299	USD37,692,867	05/03/2024	(966)
Citibank N.A.	DKK809,865,566	USD117,432,409	05/03/2024	(4,683)
Citibank N.A.	NOK207,337,520	USD19,126,022	05/03/2024	(393)
Citibank N.A.	SEK1,073,508,531	USD100,516,015	05/03/2024	(2,391)
Citibank N.A.	ILS46,404,174	USD12,680,988	05/03/2024	(379)
Citibank N.A.	NZD10,459,581	USD6,256,450	05/03/2024	(159)
Citibank N.A.	HKD487,646,035	USD62,365,607	05/03/2024	(3,565)
Citibank N.A.	AUD367,937,050	USD240,239,898	05/03/2024	(7,905)
HSBC Bank USA NA	USD550,682,449	EUR509,891,157	04/03/2024	(44)
HSBC Bank USA NA	EUR484,486,157	USD524,922,825	04/03/2024	1,677,817
HSBC Bank USA NA	CHF801,000	USD911,120	04/03/2024	21,812
HSBC Bank USA NA	CHF736,000	USD826,835	04/03/2024	9,693
HSBC Bank USA NA	EUR509,891,157	USD551,338,170	05/03/2024	(7,095)
JP Morgan Chase Bank, N.A.	EUR2,748,000	USD2,988,006	04/03/2024	20,166
JP Morgan Chase Bank, N.A.	GBP1,078,000	USD1,374,937	04/03/2024	13,153
JP Morgan Chase Bank, N.A.	EUR2,936,000	USD3,205,710	04/03/2024	34,831
Morgan Stanley Bank, N.A.	USD1,493,014	JPY225,752,000	04/03/2024	(1,148)
Morgan Stanley Bank, N.A.	AUD356,995,050	USD232,674,023	04/03/2024	(229,542)
Morgan Stanley Bank, N.A.	NOK214,113,520	USD20,215,742	04/03/2024	479,231
Morgan Stanley Bank, N.A.	ILS43,552,174	USD12,204,959	04/03/2024	317,076
Morgan Stanley Bank, N.A.	SEK1,001,876,531	USD96,942,972	04/03/2024	3,244,851
Morgan Stanley Bank, N.A.	HKD487,646,035	USD62,340,891	04/03/2024	33,455
Morgan Stanley Bank, N.A.	DKK745,355,566	USD108,371,218	04/03/2024	450,337
Morgan Stanley Bank, N.A.	NZD10,459,581	USD6,372,615	04/03/2024	116,215
Morgan Stanley Bank, N.A.	SGD50,798,299	USD37,827,313	04/03/2024	186,038
Morgan Stanley Bank, N.A.	AUD1,059,000	USD697,106	04/03/2024	6,214
Royal Bank of Canada	USD913,089	GBP722,000	04/03/2024	(1,022)
Royal Bank of Canada	EUR2,088,000	USD2,265,484	04/03/2024	10,444
Royal Bank of Canada	JPY315,334,000	USD2,104,764	04/03/2024	20,902
Royal Bank of Canada	EUR2,698,000	USD2,929,925	04/03/2024	16,086
Royal Bank of Canada	GBP991,000	USD1,259,651	04/03/2024	7,771
Standard Chartered Bank	USD309,126,869	CHF278,430,571	04/03/2024	—
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	GBP2,579,000	USD3,262,951	04/03/2024	$5,029
Standard Chartered Bank	EUR42,307,000	USD45,838,281	04/03/2024	146,724
Standard Chartered Bank	CHF278,430,571	USD310,149,567	05/03/2024	(6,564)
Toronto-Dominion Bank	USD550,682,450	EUR509,891,157	04/03/2024	(44)
Toronto-Dominion Bank	EUR484,486,157	USD524,916,527	04/03/2024	1,671,519
Toronto-Dominion Bank	EUR509,891,157	USD551,336,130	05/03/2024	(9,134)
UBS AG	USD463,938	AUD709,000	04/03/2024	(1,387)
UBS AG	USD598,675	CHF537,000	04/03/2024	(2,472)
UBS AG	JPY7,662,668,000	USD51,437,141	04/03/2024	798,950
UBS AG	CHF570,000	USD646,866	04/03/2024	14,025
UBS AG	AUD753,000	USD492,071	04/03/2024	814
UBS AG	JPY239,613,000	USD1,603,517	04/03/2024	20,051
UBS AG	GBP766,000	USD969,825	04/03/2024	2,176
UBS AG	GBP1,009,000	USD1,281,390	04/03/2024	6,770
UBS AG	AUD991,000	USD646,706	04/03/2024	177
UBS AG	CHF750,000	USD850,526	04/03/2024	17,841
UBS AG	DKK2,344,000	USD343,417	04/03/2024	4,026
UBS AG	JPY336,884,000	USD2,266,301	04/03/2024	40,027
UBS AG	AUD973,000	USD635,562	04/03/2024	776
UBS AG	JPY309,612,000	USD2,046,160	04/03/2024	111
Westpac Banking Corp.	USD773,242,984	JPY116,990,503,610	04/03/2024	(119,645)
Westpac Banking Corp.	JPY108,352,144,610	USD727,352,788	04/03/2024	11,315,424
Westpac Banking Corp.	AUD7,875,000	USD5,132,689	04/03/2024	(4,961)
Westpac Banking Corp.	JPY116,990,503,610	USD776,656,611	05/02/2024	110,321
Total				$29,404,222

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,465	06/21/2024	$172,877,733	$172,657,575	$(220,158)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,260,755,326	$—	$—	$3,260,755,326
Short-Term Investment	141,655,297	—	—	141,655,297
TOTAL INVESTMENTS	$3,402,410,623	$—	$—	$3,402,410,623
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$29,788,633	$—	$29,788,633
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(384,411)	—	(384,411)
Futures Contracts - Unrealized Depreciation	(220,158)	—	—	(220,158)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(220,158)	$29,404,222	$—	$29,184,064

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,384,867	$91,421,421	$127,199,896	$76,955,766	$13,414	$(23,668)	141,612,814	$141,655,297	$1,164,151
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.7%
AUSTRALIA — 7.1%
Ampol Ltd.	49,395	$1,282,245
ANZ Group Holdings Ltd.	561,001	10,760,313
APA Group Stapled Security	248,561	1,363,776
Aristocrat Leisure Ltd.	110,602	3,102,740
ASX Ltd.	38,835	1,682,814
Aurizon Holdings Ltd.	303,097	790,962
BHP Group Ltd.	942,572	27,223,126
BlueScope Steel Ltd.	77,666	1,208,463
Brambles Ltd.	247,634	2,609,136
CAR Group Ltd.	71,079	1,673,100
Cochlear Ltd.	12,354	2,720,327
Coles Group Ltd.	258,005	2,851,382
Commonwealth Bank of Australia	314,376	24,681,601
Computershare Ltd.	93,856	1,598,758
Dexus REIT	210,234	1,084,909
EBOS Group Ltd.	28,690	587,762
Endeavour Group Ltd.	257,884	927,022
Fortescue Ltd.	312,402	5,237,944
Glencore PLC	1,927,329	10,598,241
Goodman Group REIT	315,323	6,955,282
GPT Group REIT	374,436	1,116,369
IDP Education Ltd. (a)	55,630	650,371
Insurance Australia Group Ltd.	427,533	1,785,104
Lottery Corp. Ltd.	442,593	1,487,050
Macquarie Group Ltd.	68,661	8,945,449
Medibank Pvt Ltd.	500,318	1,227,292
Mineral Resources Ltd.	30,182	1,395,482
Mirvac Group REIT	658,533	1,013,920
National Australia Bank Ltd.	584,298	13,204,630
Northern Star Resources Ltd.	224,657	2,120,813
Orica Ltd.	80,428	958,125
Origin Energy Ltd.	302,404	1,815,053
Pilbara Minerals Ltd. (a)	527,481	1,318,012
Qantas Airways Ltd. (b)	166,782	593,007
QBE Insurance Group Ltd.	285,621	3,378,329
Ramsay Health Care Ltd.	34,130	1,258,275
REA Group Ltd. (a)	9,983	1,207,949
Reece Ltd.	48,540	889,857
Rio Tinto Ltd.	70,062	5,565,461
Rio Tinto PLC	210,953	13,369,621
Santos Ltd.	582,104	2,943,176
Scentre Group REIT	1,008,455	2,230,335
SEEK Ltd.	70,304	1,148,952
Seven Group Holdings Ltd.	30,183	802,818
Sonic Healthcare Ltd.	85,913	1,648,420
South32 Ltd.	869,994	1,702,752
Stockland REIT	474,699	1,502,014
Suncorp Group Ltd.	237,470	2,537,678
Telstra Group Ltd.	712,168	1,793,427
Transurban Group Stapled Security	582,848	5,064,930
Treasury Wine Estates Ltd.	157,053	1,275,644
Vicinity Ltd. REIT	773,415	1,074,747
Security Description	Shares	Value
Washington H Soul Pattinson & Co. Ltd.	40,775	$894,080
Wesfarmers Ltd.	211,919	9,456,707
Westpac Banking Corp.	654,318	11,141,491
WiseTech Global Ltd.	32,570	1,996,312
Woodside Energy Group Ltd.	358,693	7,137,345
Woolworths Group Ltd.	231,594	5,011,719
		231,602,619
AUSTRIA — 0.2%
Erste Group Bank AG	66,292	2,956,888
Mondi PLC	76,650	1,351,236
OMV AG	26,979	1,277,963
Verbund AG	11,483	840,211
voestalpine AG	22,739	638,511
		7,064,809
BELGIUM — 0.8%
Ageas SA	27,483	1,273,936
Anheuser-Busch InBev SA	162,806	9,927,388
D'ieteren Group	4,423	982,118
Elia Group SA	5,712	616,896
Groupe Bruxelles Lambert NV	16,553	1,252,479
KBC Group NV	47,750	3,579,989
Lotus Bakeries NV	66	637,956
Sofina SA (a)	3,290	739,066
Syensqo SA (b)	14,831	1,406,014
UCB SA	24,168	2,986,004
Umicore SA	35,023	756,308
Warehouses De Pauw CVA REIT	34,859	996,159
		25,154,313
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,074,474
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	740,668
CHILE — 0.1%
Antofagasta PLC	72,829	1,875,905
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	700,000	1,873,774
ESR Group Ltd. (a) (d)	234,800	251,107
Prosus NV	275,756	8,659,014
SITC International Holdings Co. Ltd.	243,000	443,994
Wharf Holdings Ltd.	230,000	755,259
Wilmar International Ltd.	385,400	979,492
		12,962,640
DENMARK — 3.5%
AP Moller - Maersk AS Class A	572	731,719
AP Moller - Maersk AS Class B	847	1,103,007
Carlsberg AS Class B	17,557	2,398,724
Coloplast AS Class B	24,427	3,297,725
Danske Bank AS	131,572	3,935,825
Demant AS (b)	16,953	841,943

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
DSV AS	32,321	$5,250,729
Genmab AS (b)	11,952	3,606,453
Novo Nordisk AS Class B	610,913	77,955,205
Novonesis (Novozymes) B Class B	68,829	4,038,154
Orsted AS (b) (d)	36,095	2,008,965
Pandora AS	15,598	2,517,045
Rockwool AS Class B (b)	1,428	469,142
Tryg AS	59,687	1,228,914
Vestas Wind Systems AS (b)	186,299	5,206,068
		114,589,618
FINLAND — 0.9%
Elisa OYJ	28,435	1,269,850
Fortum OYJ (a)	91,577	1,131,947
Kesko OYJ Class B	45,946	859,199
Kone OYJ Class B	65,360	3,045,201
Metso OYJ	131,475	1,562,633
Neste OYJ	75,796	2,054,678
Nokia OYJ	966,058	3,433,640
Nordea Bank Abp (a)	586,434	6,537,506
Orion OYJ Class B	20,582	768,441
Sampo OYJ Class A	82,888	3,537,344
Stora Enso OYJ Class R	100,547	1,399,192
UPM-Kymmene OYJ	101,413	3,381,069
Wartsila OYJ Abp	94,310	1,435,134
		30,415,834
FRANCE — 10.1%
Accor SA	33,297	1,557,101
Adevinta ASA (b)	69,043	724,250
Aeroports de Paris SA	6,344	870,828
Air Liquide SA	97,429	20,291,263
Airbus SE	110,434	20,361,554
Alstom SA	49,576	756,550
Amundi SA (d)	11,496	790,258
Arkema SA	11,768	1,239,679
AXA SA	338,362	12,722,478
BioMerieux	7,880	870,188
BNP Paribas SA	192,588	13,698,552
Bollore SE	120,485	805,466
Bouygues SA	38,117	1,557,323
Bureau Veritas SA	58,836	1,796,992
Capgemini SE	28,658	6,601,771
Carrefour SA	105,660	1,811,541
Cie de Saint-Gobain SA	83,947	6,521,372
Cie Generale des Etablissements Michelin SCA	128,050	4,912,202
Covivio SA REIT	11,869	611,443
Credit Agricole SA	204,291	3,048,283
Danone SA	120,786	7,812,583
Dassault Aviation SA	3,247	715,379
Dassault Systemes SE	126,118	5,589,953
Edenred SE	47,543	2,539,595
Eiffage SA	14,427	1,638,359
Engie SA	344,804	5,775,742
Security Description	Shares	Value
EssilorLuxottica SA	54,973	$12,450,064
Eurazeo SE	6,733	590,821
Gecina SA REIT	8,880	907,731
Getlink SE	70,174	1,195,933
Hermes International SCA	5,927	15,145,143
Ipsen SA	7,159	852,809
Kering SA	14,048	5,558,203
Klepierre SA REIT	43,119	1,117,644
La Francaise des Jeux SAEM (d)	18,489	754,396
Legrand SA	48,327	5,126,412
L'Oreal SA	44,790	21,218,902
LVMH Moet Hennessy Louis Vuitton SE	51,559	46,423,514
Orange SA	355,148	4,176,199
Pernod Ricard SA	38,603	6,251,601
Publicis Groupe SA	42,224	4,608,074
Remy Cointreau SA	4,103	414,055
Renault SA	38,533	1,947,404
Rexel SA	41,607	1,124,737
Safran SA	64,003	14,519,335
Sartorius Stedim Biotech (b)	5,561	1,587,354
SEB SA	4,806	615,591
Societe Generale SA	131,506	3,523,677
Sodexo SA	15,346	1,317,276
Teleperformance SE	11,251	1,094,569
Thales SA	17,118	2,921,940
TotalEnergies SE	404,539	27,730,175
Unibail-Rodamco-Westfield REIT (b)	23,242	1,870,051
Veolia Environnement SA	127,132	4,136,926
Vinci SA	93,536	11,997,001
Vivendi SE	133,656	1,457,920
Worldline SA (b) (d)	48,632	602,959
		328,859,121
GERMANY — 8.4%
adidas AG	30,539	6,827,298
Allianz SE	73,066	21,921,552
BASF SE	167,518	9,576,065
Bayer AG	179,672	5,516,720
Bayerische Motoren Werke AG	58,828	6,795,622
Bayerische Motoren Werke AG Preference Shares	11,599	1,245,176
Bechtle AG	15,089	798,184
Beiersdorf AG	19,114	2,785,789
Brenntag SE	26,021	2,194,257
Carl Zeiss Meditec AG	8,085	1,011,142
Commerzbank AG	188,234	2,587,916
Continental AG	19,127	1,381,964
Covestro AG (b) (d)	34,156	1,869,508
Daimler Truck Holding AG	98,681	5,004,784
Deutsche Bank AG	357,563	5,631,102
Deutsche Boerse AG	35,566	7,284,699
Deutsche Lufthansa AG (b)	121,904	958,590
Deutsche Post AG	185,717	8,005,925
Deutsche Telekom AG	605,627	14,716,735

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Dr Ing hc F Porsche AG Preference Shares (d)	21,677	$2,160,382
E.ON SE	423,966	5,899,826
Evonik Industries AG	39,982	791,284
Fresenius Medical Care AG	40,959	1,577,003
Fresenius SE & Co. KGaA	75,174	2,029,698
GEA Group AG	27,860	1,179,180
Hannover Rueck SE	11,590	3,175,613
Heidelberg Materials AG	23,441	2,580,995
Henkel AG & Co. KGaA	17,748	1,279,645
Henkel AG & Co. KGaA Preference Shares	32,026	2,576,812
Infineon Technologies AG	240,915	8,199,830
Knorr-Bremse AG	14,406	1,090,649
LEG Immobilien SE (b)	12,550	1,078,627
Mercedes-Benz Group AG	149,501	11,917,441
Merck KGaA	24,637	4,353,062
MTU Aero Engines AG	10,149	2,578,008
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,626	12,517,890
Nemetschek SE	11,865	1,175,318
Porsche Automobil Holding SE Preference Shares	30,321	1,608,517
Puma SE	19,231	872,733
Rational AG	1,075	927,639
Rheinmetall AG	8,036	4,521,696
RWE AG	114,470	3,889,324
SAP SE	195,753	38,151,630
Sartorius AG Preference Shares (b)	5,144	2,047,764
Scout24 SE (d)	13,225	997,810
Siemens AG	142,103	27,158,268
Siemens Energy AG (b)	104,622	1,921,425
Siemens Healthineers AG (b) (d)	53,831	3,297,558
Symrise AG	25,506	3,056,282
Talanx AG	12,433	985,589
Volkswagen AG	5,740	877,807
Volkswagen AG Preference Shares	39,001	5,174,153
Vonovia SE	139,366	4,124,118
Zalando SE (b) (d)	44,998	1,287,357
		273,173,961
HONG KONG — 1.6%
AIA Group Ltd.	2,112,000	14,180,835
CK Asset Holdings Ltd.	348,399	1,433,402
CK Infrastructure Holdings Ltd.	136,000	795,865
CLP Holdings Ltd.	292,000	2,326,240
Futu Holdings Ltd. ADR (b)	10,900	590,235
Hang Lung Properties Ltd.	381,000	390,422
Hang Seng Bank Ltd.	144,300	1,579,170
Henderson Land Development Co. Ltd.	259,436	739,214
HKT Trust & HKT Ltd. Stapled Security	811,000	946,078
Security Description	Shares	Value
Hong Kong & China Gas Co. Ltd.	2,101,995	$1,592,654
Hong Kong Exchanges & Clearing Ltd.	226,930	6,605,122
Hongkong Land Holdings Ltd.	238,600	732,502
Jardine Matheson Holdings Ltd.	27,600	1,029,480
Link REIT	483,291	2,077,921
MTR Corp. Ltd.	265,512	875,264
Power Assets Holdings Ltd.	274,000	1,603,435
Prudential PLC	521,785	4,897,446
Sino Land Co. Ltd.	630,456	654,908
Sun Hung Kai Properties Ltd.	278,500	2,684,848
Swire Pacific Ltd. Class A	84,500	695,309
Swire Properties Ltd.	232,200	487,752
Techtronic Industries Co. Ltd.	262,500	3,558,606
WH Group Ltd. (d)	1,695,266	1,117,694
Wharf Real Estate Investment Co. Ltd.	313,000	1,017,811
		52,612,213
IRELAND — 0.4%
AerCap Holdings NV (b)	38,400	3,337,344
AIB Group PLC	288,957	1,467,994
Bank of Ireland Group PLC	186,033	1,898,652
Kerry Group PLC Class A	28,467	2,442,332
Kingspan Group PLC	28,708	2,618,652
Smurfit Kappa Group PLC	49,767	2,271,943
		14,036,917
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	530,899
Bank Hapoalim BM	224,312	2,111,056
Bank Leumi Le-Israel BM	272,570	2,274,331
Check Point Software Technologies Ltd. (b)	17,310	2,839,013
Elbit Systems Ltd.	4,456	934,207
Global-e Online Ltd. (b)	20,000	727,000
ICL Group Ltd.	150,007	795,955
Israel Discount Bank Ltd. Class A	250,161	1,299,387
Mizrahi Tefahot Bank Ltd.	30,625	1,152,711
Nice Ltd. (b)	11,683	3,052,370
Teva Pharmaceutical Industries Ltd. ADR (b)	206,728	2,916,932
Wix.com Ltd. (b)	10,000	1,374,800
		20,008,661
ITALY — 2.3%
Amplifon SpA	25,292	923,259
Assicurazioni Generali SpA	192,025	4,865,299
Banco BPM SpA	239,981	1,598,619
Coca-Cola HBC AG	38,928	1,230,870
Davide Campari-Milano NV (a)	113,571	1,142,424
DiaSorin SpA (a)	3,236	312,792
Enel SpA	1,500,430	9,915,621
Eni SpA (a)	404,813	6,404,076
Ferrari NV	23,267	10,151,857

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
FinecoBank Banca Fineco SpA (a)	105,986	$1,589,345
Infrastrutture Wireless Italiane SpA (d)	54,447	619,193
Intesa Sanpaolo SpA	2,698,231	9,800,082
Leonardo SpA	80,480	2,023,460
Mediobanca Banca di Credito Finanziario SpA	101,803	1,518,371
Moncler SpA	39,544	2,954,506
Nexi SpA (b) (d)	105,114	666,835
Poste Italiane SpA (a) (d)	77,909	976,464
Prysmian SpA	48,464	2,532,786
Recordati Industria Chimica e Farmaceutica SpA	17,443	965,281
Snam SpA	379,104	1,791,676
Telecom Italia SpA (a) (b)	1,880,790	457,235
Terna - Rete Elettrica Nazionale	249,409	2,063,311
UniCredit SpA (a)	284,315	10,800,842
		75,304,204
JAPAN — 22.7%
Advantest Corp.	141,300	6,250,643
Aeon Co. Ltd.	116,500	2,758,836
AGC, Inc.	33,300	1,206,189
Aisin Corp.	27,700	1,126,888
Ajinomoto Co., Inc.	86,600	3,222,645
ANA Holdings, Inc. (a)	35,300	737,045
Asahi Group Holdings Ltd.	86,700	3,175,954
Asahi Intecc Co. Ltd.	42,900	748,897
Asahi Kasei Corp.	218,600	1,598,931
Astellas Pharma, Inc.	328,200	3,523,902
Azbil Corp.	19,700	542,663
Bandai Namco Holdings, Inc.	113,500	2,098,338
Bridgestone Corp.	108,500	4,796,812
Brother Industries Ltd.	49,800	921,010
Canon, Inc. (a)	188,600	5,608,964
Capcom Co. Ltd.	67,400	1,258,531
Central Japan Railway Co.	142,500	3,532,723
Chiba Bank Ltd.	99,200	824,236
Chubu Electric Power Co., Inc.	127,700	1,666,019
Chugai Pharmaceutical Co. Ltd.	126,500	4,819,446
Concordia Financial Group Ltd.	178,100	893,413
Dai Nippon Printing Co. Ltd.	34,400	1,050,559
Daifuku Co. Ltd.	54,900	1,309,155
Dai-ichi Life Holdings, Inc.	178,500	4,540,784
Daiichi Sankyo Co. Ltd.	344,700	10,927,818
Daikin Industries Ltd.	48,200	6,563,824
Daito Trust Construction Co. Ltd.	10,200	1,160,554
Daiwa House Industry Co. Ltd.	109,500	3,246,401
Daiwa Securities Group, Inc.	246,100	1,863,495
Denso Corp.	358,500	6,833,873
Dentsu Group, Inc.	34,600	957,904
Disco Corp.	17,000	6,199,280
Security Description	Shares	Value
East Japan Railway Co.	162,900	$3,120,873
Eisai Co. Ltd.	45,100	1,856,805
ENEOS Holdings, Inc.	539,400	2,589,990
FANUC Corp.	180,000	5,018,996
Fast Retailing Co. Ltd.	32,900	10,154,012
Fuji Electric Co. Ltd.	25,000	1,668,374
FUJIFILM Holdings Corp.	212,100	4,748,058
Fujitsu Ltd.	332,000	5,303,181
GLP J-Reit	898	752,363
Hamamatsu Photonics KK	28,600	1,004,198
Hankyu Hanshin Holdings, Inc.	45,100	1,290,913
Hikari Tsushin, Inc.	4,000	748,753
Hirose Electric Co. Ltd.	4,510	461,892
Hitachi Construction Machinery Co. Ltd.	23,300	700,178
Hitachi Ltd.	173,200	15,741,293
Honda Motor Co. Ltd.	863,800	10,635,907
Hoshizaki Corp.	20,300	738,121
Hoya Corp.	64,600	8,039,519
Hulic Co. Ltd.	74,500	762,992
Ibiden Co. Ltd. (a)	19,300	858,996
Idemitsu Kosan Co. Ltd.	191,200	1,305,029
Iida Group Holdings Co. Ltd. (a)	35,900	462,908
Inpex Corp.	173,500	2,636,118
Isuzu Motors Ltd.	115,600	1,557,424
ITOCHU Corp. (a)	221,900	9,477,430
Japan Airlines Co. Ltd.	25,500	483,733
Japan Exchange Group, Inc.	92,600	2,499,395
Japan Metropolitan Fund Invest REIT	1,232	767,634
Japan Post Bank Co. Ltd.	266,900	2,865,721
Japan Post Holdings Co. Ltd.	383,100	3,853,908
Japan Post Insurance Co. Ltd.	42,100	803,779
Japan Real Estate Investment Corp. REIT (a)	248	883,227
Japan Tobacco, Inc.	225,400	5,998,951
JFE Holdings, Inc.	105,500	1,741,661
JSR Corp. (b)	35,100	1,004,216
Kajima Corp.	77,000	1,574,647
Kansai Electric Power Co., Inc.	124,400	1,766,399
Kao Corp.	83,700	3,128,000
Kawasaki Kisen Kaisha Ltd. (a)	81,300	1,091,825
KDDI Corp.	280,400	8,277,956
KDX Realty Investment Corp. REIT	763	811,171
Keisei Electric Railway Co. Ltd.	24,800	1,005,142
Keyence Corp.	36,300	16,811,041
Kikkoman Corp.	118,000	1,509,452
Kintetsu Group Holdings Co. Ltd.	36,200	1,052,430
Kirin Holdings Co. Ltd.	137,400	1,908,321
Kobe Bussan Co. Ltd.	32,500	796,260
Koito Manufacturing Co. Ltd.	29,500	396,660

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Komatsu Ltd.	174,800	$5,154,663
Konami Group Corp.	17,400	1,180,733
Kubota Corp.	181,500	2,838,017
Kyocera Corp.	244,700	3,255,499
Kyowa Kirin Co. Ltd.	49,000	879,018
Lasertec Corp.	13,900	3,942,826
LY Corp.	530,500	1,340,753
M3, Inc.	89,400	1,281,236
Makita Corp.	43,400	1,225,908
Marubeni Corp.	261,200	4,505,353
MatsukiyoCocokara & Co.	62,400	999,629
Mazda Motor Corp.	104,900	1,220,928
McDonald's Holdings Co. Japan Ltd.	14,600	655,985
MEIJI Holdings Co. Ltd.	44,200	963,758
Minebea Mitsumi, Inc.	66,500	1,296,650
MISUMI Group, Inc.	52,300	726,211
Mitsubishi Chemical Group Corp.	254,800	1,547,706
Mitsubishi Corp.	642,100	14,777,061
Mitsubishi Electric Corp.	363,000	6,047,801
Mitsubishi Estate Co. Ltd.	215,200	3,903,162
Mitsubishi HC Capital, Inc.	159,200	1,107,126
Mitsubishi Heavy Industries Ltd.	591,000	5,330,305
Mitsubishi UFJ Financial Group, Inc.	2,070,400	20,998,804
Mitsui & Co. Ltd.	240,000	11,168,654
Mitsui Chemicals, Inc. (a)	35,100	1,026,480
Mitsui Fudosan Co. Ltd.	504,900	5,416,136
Mitsui OSK Lines Ltd. (a)	60,500	1,843,642
Mizuho Financial Group, Inc.	451,940	8,922,638
MonotaRO Co. Ltd.	53,900	646,394
MS&AD Insurance Group Holdings, Inc.	245,100	4,315,101
Murata Manufacturing Co. Ltd.	324,600	6,079,347
NEC Corp.	46,900	3,413,416
Nexon Co. Ltd.	67,400	1,117,804
NIDEC Corp.	75,300	3,096,681
Nintendo Co. Ltd.	193,700	10,570,341
Nippon Building Fund, Inc. REIT	310	1,239,222
NIPPON EXPRESS HOLDINGS, Inc.	11,700	595,958
Nippon Paint Holdings Co. Ltd.	186,100	1,333,546
Nippon Prologis REIT, Inc.	470	837,239
Nippon Sanso Holdings Corp.	32,400	1,011,958
Nippon Steel Corp. (a)	154,200	3,697,458
Nippon Telegraph & Telephone Corp.	5,625,000	6,690,013
Nippon Yusen KK (a)	86,300	2,366,414
Nissan Chemical Corp.	21,400	808,094
Nissan Motor Co. Ltd. (a)	443,800	1,751,213
Nissin Foods Holdings Co. Ltd. (a)	35,700	983,640
Nitori Holdings Co. Ltd.	15,500	2,337,111
Nitto Denko Corp.	26,500	2,411,956
Security Description	Shares	Value
Nomura Holdings, Inc.	554,400	$3,532,013
Nomura Real Estate Holdings, Inc.	21,700	611,233
Nomura Real Estate Master Fund, Inc. REIT	652	644,482
Nomura Research Institute Ltd.	74,200	2,087,082
NTT Data Group Corp.	110,400	1,746,690
Obayashi Corp.	110,800	1,313,025
Obic Co. Ltd.	12,400	1,869,279
Odakyu Electric Railway Co. Ltd.	66,800	918,723
Olympus Corp.	227,300	3,264,307
Omron Corp.	34,900	1,243,390
Ono Pharmaceutical Co. Ltd.	67,300	1,101,471
Oracle Corp.	6,900	517,232
Oriental Land Co. Ltd.	205,200	6,558,211
ORIX Corp.	222,200	4,842,021
Osaka Gas Co. Ltd.	74,000	1,661,449
Otsuka Corp.	45,200	955,996
Otsuka Holdings Co. Ltd.	79,800	3,306,524
Pan Pacific International Holdings Corp.	66,300	1,754,478
Panasonic Holdings Corp.	400,100	3,802,860
Rakuten Group, Inc. (b)	293,700	1,661,153
Recruit Holdings Co. Ltd.	269,900	11,821,779
Renesas Electronics Corp.	277,100	4,914,179
Resona Holdings, Inc.	380,500	2,343,163
Ricoh Co. Ltd.	104,000	921,841
Rohm Co. Ltd.	64,400	1,027,838
SBI Holdings, Inc.	43,100	1,126,304
SCREEN Holdings Co. Ltd. (a)	15,000	1,931,679
SCSK Corp.	30,900	573,103
Secom Co. Ltd.	37,500	2,715,650
Seiko Epson Corp. (a)	57,900	1,008,071
Sekisui Chemical Co. Ltd.	72,500	1,057,716
Sekisui House Ltd.	106,000	2,405,127
Seven & i Holdings Co. Ltd.	426,100	6,193,928
SG Holdings Co. Ltd.	62,100	785,559
Sharp Corp. (b)	43,600	242,134
Shimadzu Corp.	46,800	1,299,682
Shimano, Inc.	13,500	2,016,370
Shimizu Corp. (a)	113,000	727,599
Shin-Etsu Chemical Co. Ltd.	335,500	14,644,111
Shionogi & Co. Ltd.	46,300	2,365,707
Shiseido Co. Ltd.	71,600	1,953,867
Shizuoka Financial Group, Inc.	96,100	911,821
SMC Corp.	10,800	6,061,330
SoftBank Corp.	538,900	6,911,394
SoftBank Group Corp.	191,800	11,357,571
Sompo Holdings, Inc.	164,400	3,432,581
Sony Group Corp.	234,300	20,017,173
Square Enix Holdings Co. Ltd.	16,100	619,341
Subaru Corp.	109,300	2,474,226
SUMCO Corp. (a)	67,300	1,059,004
Sumitomo Corp.	188,900	4,530,754

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Sumitomo Electric Industries Ltd.	133,200	$2,055,053
Sumitomo Metal Mining Co. Ltd.	49,900	1,478,091
Sumitomo Mitsui Financial Group, Inc.	237,900	13,883,067
Sumitomo Mitsui Trust Holdings, Inc.	125,200	2,695,177
Sumitomo Realty & Development Co. Ltd. (a)	56,800	2,107,693
Suntory Beverage & Food Ltd.	27,500	928,871
Suzuki Motor Corp.	290,000	3,297,697
Sysmex Corp.	94,800	1,683,405
T&D Holdings, Inc.	92,500	1,605,281
Taisei Corp.	29,200	1,061,730
Takeda Pharmaceutical Co. Ltd.	297,517	8,262,341
TDK Corp.	71,700	3,501,975
Terumo Corp.	253,600	4,623,933
TIS, Inc.	37,000	790,631
Tobu Railway Co. Ltd.	33,400	833,317
Toho Co. Ltd.	21,600	716,313
Tokio Marine Holdings, Inc.	336,300	10,499,306
Tokyo Electric Power Co. Holdings, Inc. (b)	274,000	1,662,340
Tokyo Electron Ltd.	87,800	22,775,962
Tokyo Gas Co. Ltd.	68,500	1,555,162
Tokyu Corp.	97,600	1,185,620
TOPPAN Holdings, Inc.	42,100	1,050,379
Toray Industries, Inc.	240,500	1,153,040
TOTO Ltd.	25,200	705,324
Toyota Industries Corp.	27,000	2,803,561
Toyota Motor Corp.	1,986,800	49,963,731
Toyota Tsusho Corp.	37,800	2,580,026
Trend Micro, Inc. (a)	24,500	1,240,824
Unicharm Corp.	77,100	2,454,953
USS Co. Ltd.	66,200	546,545
West Japan Railway Co.	77,200	1,606,792
Yakult Honsha Co. Ltd.	51,400	1,050,109
Yamaha Corp. (a)	29,600	636,612
Yamaha Motor Co. Ltd. (a)	177,900	1,633,302
Yamato Holdings Co. Ltd.	44,200	635,496
Yaskawa Electric Corp.	42,100	1,781,416
Yokogawa Electric Corp.	38,600	885,776
Zensho Holdings Co. Ltd.	17,800	740,368
ZOZO, Inc. (a)	26,100	646,184
		739,650,796
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	27,201	659,229
LUXEMBOURG — 0.1%
ArcelorMittal SA	91,115	2,504,879
Eurofins Scientific SE	25,158	1,605,241
		4,110,120
Security Description	Shares	Value
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	$2,088,916
Sands China Ltd. (b)	452,000	1,273,451
		3,362,367
NETHERLANDS — 5.8%
ABN AMRO Bank NV GDR (d)	87,824	1,503,371
Adyen NV (b) (d)	4,007	6,785,614
Aegon Ltd.	267,823	1,634,256
Akzo Nobel NV	30,352	2,267,731
Argenx SE (b)	11,138	4,403,831
ASM International NV	8,663	5,294,583
ASML Holding NV	75,228	72,487,890
ASR Nederland NV	27,541	1,350,093
BE Semiconductor Industries NV	14,221	2,179,396
Euronext NV (d)	16,963	1,615,827
EXOR NV	17,267	1,921,713
Heineken Holding NV	22,626	1,827,819
Heineken NV (a)	54,551	5,263,473
IMCD NV	10,647	1,878,322
ING Groep NV	613,076	10,094,712
JDE Peet's NV	20,587	432,673
Koninklijke Ahold Delhaize NV	176,453	5,282,579
Koninklijke KPN NV	624,242	2,336,712
Koninklijke Philips NV	150,255	3,019,296
NN Group NV	48,761	2,254,981
OCI NV	16,158	443,072
Randstad NV (a)	18,830	994,857
Shell PLC	1,214,700	40,279,829
Universal Music Group NV	154,595	4,654,917
Wolters Kluwer NV	46,907	7,355,767
		187,563,314
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	248,453	1,240,912
Fisher & Paykel Healthcare Corp. Ltd.	101,178	1,552,329
Mercury NZ Ltd.	107,463	445,453
Meridian Energy Ltd.	225,767	798,102
Spark New Zealand Ltd.	365,301	1,041,176
Xero Ltd. (b)	26,573	2,311,265
		7,389,237
NORWAY — 0.5%
Aker BP ASA	54,690	1,360,117
DNB Bank ASA	177,225	3,513,919
Equinor ASA	163,596	4,318,888
Gjensidige Forsikring ASA	31,573	457,504
Kongsberg Gruppen ASA	17,362	1,199,493
Mowi ASA	81,658	1,497,507
Norsk Hydro ASA	244,766	1,340,182
Orkla ASA	127,517	899,669
Salmar ASA	10,935	721,098

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Telenor ASA	121,103	$1,347,933
		16,656,310
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	559,621	2,181,850
Galp Energia SGPS SA	85,737	1,418,107
Jeronimo Martins SGPS SA	48,260	957,980
		4,557,937
SINGAPORE — 1.4%
CapitaLand Ascendas REIT	684,715	1,405,350
CapitaLand Integrated Commercial Trust REIT	913,989	1,340,915
CapitaLand Investment Ltd.	514,482	1,021,645
City Developments Ltd.	91,600	397,051
DBS Group Holdings Ltd.	339,357	9,059,746
Genting Singapore Ltd.	1,255,700	823,425
Grab Holdings Ltd. Class A (b)	366,700	1,151,438
Jardine Cycle & Carriage Ltd.	22,800	408,325
Keppel Ltd.	284,500	1,547,296
Mapletree Logistics Trust REIT	683,004	738,875
Mapletree Pan Asia Commercial Trust REIT	465,100	441,114
Oversea-Chinese Banking Corp. Ltd.	638,266	6,379,822
Sea Ltd. ADR (b)	68,000	3,652,280
Seatrium Ltd. (b)	9,634,821	563,983
Sembcorp Industries Ltd.	198,600	794,635
Singapore Airlines Ltd. (a)	281,049	1,332,775
Singapore Exchange Ltd.	167,000	1,139,649
Singapore Technologies Engineering Ltd.	302,100	899,853
Singapore Telecommunications Ltd.	1,574,400	2,951,417
STMicroelectronics NV	128,907	5,557,644
United Overseas Bank Ltd.	239,590	5,203,307
		46,810,545
SOUTH AFRICA — 0.2%
Anglo American PLC	240,131	5,920,697
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	35,875	1,027,324
SPAIN — 2.5%
Acciona SA	4,395	535,654
ACS Actividades de Construccion y Servicios SA	41,481	1,737,324
Aena SME SA (d)	14,182	2,794,506
Amadeus IT Group SA	85,263	5,473,475
Banco Bilbao Vizcaya Argentaria SA (a)	1,099,766	13,112,729
Banco Santander SA	3,021,519	14,754,741
CaixaBank SA (a)	691,992	3,357,849
Cellnex Telecom SA (b) (d)	84,714	2,998,164
EDP Renovaveis SA	53,726	727,912
Enagas SA	53,522	795,669
Endesa SA	54,532	1,010,925
Security Description	Shares	Value
Grifols SA (b)	51,836	$466,785
Iberdrola SA	1,149,193	14,266,770
Industria de Diseno Textil SA	203,745	10,269,481
Redeia Corp. SA	82,554	1,409,147
Repsol SA	230,441	3,842,649
Telefonica SA	901,712	3,982,068
		81,535,848
SWEDEN — 3.0%
Alfa Laval AB	54,344	2,138,671
Assa Abloy AB Class B	184,903	5,310,562
Atlas Copco AB Class A	501,894	8,486,471
Atlas Copco AB Class B	294,699	4,358,776
Beijer Ref AB (a)	66,109	983,047
Boliden AB	51,466	1,430,734
Epiroc AB Class A	124,832	2,347,765
Epiroc AB Class B	71,132	1,206,090
EQT AB	68,886	2,181,397
Essity AB Class B (a)	116,597	2,771,913
Evolution AB (d)	33,808	4,207,108
Fastighets AB Balder Class B (b)	128,686	946,918
Getinge AB Class B	45,194	910,423
H & M Hennes & Mauritz AB Class B	112,940	1,843,992
Hexagon AB Class B	383,012	4,538,430
Holmen AB Class B (a) (b)	16,166	658,276
Husqvarna AB Class B	69,019	591,521
Industrivarden AB Class A	21,152	728,172
Industrivarden AB Class C (a)	27,759	955,622
Indutrade AB (b)	53,245	1,453,549
Investment AB Latour Class B	23,652	622,677
Investor AB Class B	323,651	8,131,684
L E Lundbergforetagen AB Class B	12,285	665,688
Lifco AB Class B	48,109	1,257,999
Nibe Industrier AB Class B (a)	264,580	1,300,556
Saab AB Class B	15,719	1,399,518
Sagax AB Class B	40,834	1,078,458
Sandvik AB	201,196	4,472,653
Securitas AB Class B (a)	85,873	886,228
Skandinaviska Enskilda Banken AB Class A	299,547	4,060,690
Skanska AB Class B (a)	68,771	1,225,228
SKF AB Class B (a)	62,384	1,274,798
Svenska Cellulosa AB SCA Class B (a)	105,201	1,616,494
Svenska Handelsbanken AB Class A (a)	269,078	2,724,098
Swedbank AB Class A (a)	156,623	3,109,727
Swedish Orphan Biovitrum AB (b)	32,168	803,854
Tele2 AB Class B	102,295	840,930
Telefonaktiebolaget LM Ericsson Class B (a)	563,153	3,035,757
Telia Co. AB (a)	465,670	1,194,595
Volvo AB Class A	41,104	1,133,257

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Volvo AB Class B (a)	278,386	$7,552,866
Volvo Car AB Class B (b)	162,746	617,645
		97,054,837
SWITZERLAND — 6.0%
ABB Ltd.	299,485	13,928,530
Adecco Group AG	27,484	1,088,131
Alcon, Inc.	93,686	7,774,055
Avolta AG (b)	19,349	806,226
Bachem Holding AG (a)	5,589	536,127
Baloise Holding AG	9,114	1,429,786
Banque Cantonale Vaudoise (a)	5,007	582,584
Barry Callebaut AG	659	957,734
BKW AG	3,766	578,677
Chocoladefabriken Lindt & Spruengli AG (a) (e)	177	2,120,384
Chocoladefabriken Lindt & Spruengli AG (e)	21	2,536,694
Cie Financiere Richemont SA Class A	100,541	15,348,493
Clariant AG (b)	36,220	490,198
DSM-Firmenich AG	35,238	4,011,212
EMS-Chemie Holding AG	1,465	1,125,547
Geberit AG	6,366	3,767,157
Givaudan SA	1,703	7,593,259
Helvetia Holding AG	7,286	1,005,495
Julius Baer Group Ltd.	36,744	2,124,600
Kuehne & Nagel International AG	9,734	2,712,595
Logitech International SA	30,338	2,720,214
Lonza Group AG	14,006	8,400,179
Novartis AG	384,241	37,272,273
Partners Group Holding AG	4,260	6,091,795
Sandoz Group AG (b)	75,453	2,279,423
Schindler Holding AG (e)	7,626	1,922,798
Schindler Holding AG (e)	4,669	1,140,424
SGS SA (b)	28,790	2,796,852
SIG Group AG	53,078	1,178,594
Sika AG	28,125	8,387,227
Sonova Holding AG	9,247	2,680,572
Straumann Holding AG	20,591	3,292,000
Swatch Group AG	9,691	440,060
Swatch Group AG Bearer Shares (a)	4,951	1,151,037
Swiss Life Holding AG	5,607	3,935,545
Swiss Prime Site AG	13,270	1,253,040
Swisscom AG (b)	4,954	3,032,792
Temenos AG	10,705	766,358
UBS Group AG	612,774	18,872,378
VAT Group AG (d)	5,043	2,616,403
Zurich Insurance Group AG	27,348	14,765,552
		195,513,000
UNITED KINGDOM — 10.5%
3i Group PLC	182,892	6,489,866
abrdn PLC (a)	364,238	649,234
Security Description	Shares	Value
Admiral Group PLC	50,731	$1,818,118
Ashtead Group PLC	82,970	5,911,388
Associated British Foods PLC	60,943	1,923,116
AstraZeneca PLC	290,577	39,195,881
Auto Trader Group PLC (d)	181,317	1,603,799
Aviva PLC	524,755	3,291,945
BAE Systems PLC	569,731	9,712,522
Barclays PLC	2,825,521	6,539,029
Barratt Developments PLC	165,748	995,817
Berkeley Group Holdings PLC	19,641	1,180,531
BP PLC	3,180,536	19,916,293
British American Tobacco PLC	371,313	11,285,610
BT Group PLC (a)	1,133,037	1,569,430
Bunzl PLC	64,006	2,464,478
Burberry Group PLC	72,606	1,112,558
Centrica PLC	985,151	1,588,594
CK Hutchison Holdings Ltd.	513,500	2,480,090
Coca-Cola Europacific Partners PLC	38,200	2,672,090
Compass Group PLC	316,468	9,286,847
Croda International PLC	24,415	1,511,887
DCC PLC	19,766	1,438,237
Diageo PLC	420,605	15,544,037
Entain PLC	111,995	1,128,143
Flutter Entertainment PLC (b)	32,654	6,513,401
Halma PLC	66,910	2,001,530
Hargreaves Lansdown PLC	60,927	566,470
HSBC Holdings PLC	3,562,510	27,857,107
Imperial Brands PLC	155,432	3,475,385
Informa PLC	265,029	2,782,840
InterContinental Hotels Group PLC	29,956	3,118,931
Intertek Group PLC	29,942	1,885,538
J Sainsbury PLC	297,317	1,015,584
JD Sports Fashion PLC	501,204	851,581
Kingfisher PLC	317,491	1,000,270
Land Securities Group PLC REIT	118,233	983,073
Legal & General Group PLC	1,142,116	3,670,427
Lloyds Banking Group PLC	11,720,854	7,663,776
London Stock Exchange Group PLC	76,830	9,210,566
M&G PLC	451,336	1,257,181
Melrose Industries PLC	235,209	1,999,670
National Grid PLC	696,445	9,378,498
NatWest Group PLC	1,072,242	3,596,223
Next PLC	23,179	2,703,210
Ocado Group PLC (b)	98,394	565,672
Pearson PLC	118,312	1,557,348
Persimmon PLC	53,351	886,927
Phoenix Group Holdings PLC	145,994	1,019,143
Reckitt Benckiser Group PLC	131,186	7,477,318
RELX PLC	352,181	15,233,123
Rentokil Initial PLC	453,330	2,701,280
Rolls-Royce Holdings PLC (b)	1,552,702	8,369,510
Sage Group PLC	182,516	2,917,779

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Security Description	Shares	Value
Schroders PLC	159,095	$756,878
Segro PLC REIT	243,591	2,781,140
Severn Trent PLC	46,869	1,462,419
Smith & Nephew PLC	154,764	1,938,634
Smiths Group PLC	69,123	1,433,352
Spirax-Sarco Engineering PLC	13,830	1,755,810
SSE PLC	207,304	4,320,966
St. James's Place PLC	111,737	655,650
Standard Chartered PLC	428,224	3,631,965
Taylor Wimpey PLC	592,911	1,026,497
Tesco PLC	1,296,601	4,858,104
Unilever PLC	469,419	23,574,457
United Utilities Group PLC	127,120	1,652,413
Vodafone Group PLC	4,154,501	3,697,863
Whitbread PLC	37,255	1,559,647
Wise PLC Class A (b)	120,682	1,415,665
WPP PLC	202,958	1,932,130
		342,022,491
UNITED STATES — 7.1%
CRH PLC	130,524	11,258,309
CSL Ltd.	90,035	16,912,085
CyberArk Software Ltd. (b)	7,700	2,045,351
Experian PLC	172,462	7,524,974
Ferrovial SE	97,502	3,862,483
GSK PLC	769,678	16,612,644
Haleon PLC	1,107,329	4,659,514
Holcim AG	97,484	8,838,174
James Hardie Industries PLC CDI (b)	83,188	3,343,689
Monday.com Ltd. (b)	5,400	1,219,698
Nestle SA	500,134	53,167,348
Qiagen NV (b)	41,566	1,779,266
Roche Holding AG	131,732	33,594,804
Roche Holding AG Bearer Shares	6,283	1,695,092
Sanofi SA	211,948	20,821,092
Schneider Electric SE	102,157	23,130,590
Stellantis NV	414,124	11,782,903
Swiss Re AG	56,523	7,276,387
Tenaris SA	81,925	1,620,493
		231,144,896
TOTAL COMMON STOCKS (Cost $2,102,828,684)		3,154,454,905

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.41% (f) (g)	69,028,940	$69,049,648
State Street Navigator Securities Lending Portfolio II (h) (i)	80,058,459	80,058,459
TOTAL SHORT-TERM INVESTMENTS (Cost $149,111,703)		149,108,107
TOTAL INVESTMENTS — 101.3% (Cost $2,251,940,387)		3,303,563,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(42,789,547)
NET ASSETS — 100.0%		$3,260,773,465
(a)	All or a portion of the shares of the security are on loan at March 31, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

At March 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	885	06/21/2024	$104,437,199	$104,301,675	$(135,524)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,154,454,905	$—	$—	$3,154,454,905
Short-Term Investments	149,108,107	—	—	149,108,107
TOTAL INVESTMENTS	$3,303,563,012	$—	$—	$3,303,563,012
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(135,524)	$—	$—	$(135,524)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(135,524)	$—	$—	$(135,524)
Sector Breakdown as of March 31, 2024

% of Net Assets
Financials	18.7%
Industrials	16.2
Health Care	12.3
Consumer Discretionary	12.1
Information Technology	9.1
Consumer Staples	8.2
Materials	7.0
Energy	3.9
Communication Services	3.9
Utilities	3.0
Real Estate	2.3
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$99,290,020	$80,129,023	$(5,092)	$(2,295)	69,028,940	$69,049,648	$1,038,355
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	86,665,486	44,948,903	—	—	80,058,459	80,058,459	173,110
Total		$88,237,914	$185,955,506	$125,077,926	$(5,092)	$(2,295)		$149,108,107	$1,211,465
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 18.6%
State Street Equity 500 Index II Portfolio	217,672	$104,243,022
State Street Small/Mid Cap Equity Index Portfolio	65,049	19,815,326
		124,058,348
DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg High Yield Bond ETF (b)	489,532	46,603,446
SPDR Portfolio Short Term Corporate Bond ETF	891,691	26,545,641
SPDR Portfolio Short Term Treasury ETF (b)	3,623,363	104,787,658
State Street Aggregate Bond Index Portfolio	1,504,548	132,911,814
		310,848,559
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF	6,414,833	119,572,487
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	650,933	76,439,030
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	793,057	33,958,702
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $672,759,547)		664,877,126
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	1,255,679	$1,255,679
State Street Navigator Securities Lending Portfolio II (a)(e)	1,103,150	1,103,150
TOTAL SHORT-TERM INVESTMENTS (Cost $2,358,829)		$2,358,829
TOTAL INVESTMENTS — 100.3% (Cost $675,118,376)		667,235,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,686,446)
NET ASSETS — 100.0%		$665,549,509
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$664,877,126	$—	$—	$664,877,126
Short-Term Investments	2,358,829	—	—	2,358,829
TOTAL INVESTMENTS	$667,235,955	$—	$—	$667,235,955
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,565,085	$122,044,930	$7,786,674	$10,561,838	$(166,364)	$469,085	6,414,833	$119,572,487	$—
SPDR Bloomberg High Yield Bond ETF	498,562	47,228,778	3,012,369	3,863,466	(584,508)	810,273	489,532	46,603,446	551,949
SPDR Dow Jones Global Real Estate ETF	774,983	33,874,507	3,640,281	2,835,983	165,015	(885,118)	793,057	33,958,702	190,175
SPDR Portfolio Short Term Corporate Bond ETF	913,249	27,196,555	2,727,724	3,358,777	(51,493)	31,632	891,691	26,545,641	216,001
SPDR Portfolio Short Term Treasury ETF	3,695,524	107,354,972	6,865,907	8,911,003	(564,065)	41,847	3,623,363	104,787,658	776,321
State Street Aggregate Bond Index Portfolio	1,511,750	135,362,047	10,829,194	11,419,186	(1,731,817)	(128,424)	1,504,548	132,911,814	814,297
State Street Equity 500 Index II Portfolio	243,572	105,515,350	4,850,000	17,520,001	6,141,398	5,256,275	217,672	104,243,022	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	696,174	78,444,835	3,880,560	9,301,069	503,013	2,911,691	650,933	76,439,030	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,510,030	1,510,030	40,339,664	40,594,015	—	—	1,255,679	1,255,679	20,952
State Street Navigator Securities Lending Portfolio II	11,750,425	11,750,425	95,061,327	105,708,602	—	—	1,103,150	1,103,150	4,337
State Street Small/Mid Cap Equity Index Portfolio	69,181	19,652,379	1,050,000	2,380,001	539,789	953,159	65,049	19,815,326	—
Total		$689,934,808	$180,043,700	$216,453,941	$4,250,968	$9,460,420		$667,235,955	$2,574,032
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 19.7%
State Street Equity 500 Index II Portfolio	320,376	$153,427,980
State Street Small/Mid Cap Equity Index Portfolio	97,765	29,781,082
		183,209,062
DOMESTIC FIXED INCOME — 44.8%
SPDR Bloomberg High Yield Bond ETF (b)	682,795	65,002,084
SPDR Portfolio Short Term Corporate Bond ETF (b)	1,086,023	32,330,904
SPDR Portfolio Short Term Treasury ETF (b)	4,404,773	127,386,035
State Street Aggregate Bond Index Portfolio	2,168,375	191,554,250
		416,273,273
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,948,214	166,794,709
INTERNATIONAL EQUITY — 12.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	967,207	113,579,086
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	1,099,908	47,098,061
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $935,622,161)		926,954,191
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	832,400	$832,400
State Street Navigator Securities Lending Portfolio II (a)(e)	10,065,474	10,065,474
TOTAL SHORT-TERM INVESTMENTS (Cost $10,897,874)		$10,897,874
TOTAL INVESTMENTS — 101.0% (Cost $946,520,035)		937,852,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(8,998,239)
NET ASSETS — 100.0%		$928,853,826
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$926,954,191	$—	$—	$926,954,191
Short-Term Investments	10,897,874	—	—	10,897,874
TOTAL INVESTMENTS	$937,852,065	$—	$—	$937,852,065
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,951,175	$166,402,343	$9,910,315	$9,907,866	$(366,661)	$756,578	8,948,214	$166,794,709	$—
SPDR Bloomberg High Yield Bond ETF	679,849	64,402,096	3,925,933	3,635,515	(367,991)	677,561	682,795	65,002,084	733,235
SPDR Dow Jones Global Real Estate ETF	1,056,667	46,186,915	5,113,206	3,199,528	548,309	(1,550,841)	1,099,908	47,098,061	265,851
SPDR Portfolio Short Term Corporate Bond ETF	1,037,771	30,904,820	4,938,960	3,496,859	(193,447)	177,430	1,086,023	32,330,904	237,752
SPDR Portfolio Short Term Treasury ETF	4,182,895	121,513,100	18,219,438	11,765,650	(719,569)	138,716	4,404,773	127,386,035	856,401
State Street Aggregate Bond Index Portfolio	2,147,084	192,249,874	13,812,922	11,850,400	(1,762,491)	(895,655)	2,168,375	191,554,250	1,128,445
State Street Equity 500 Index II Portfolio	357,681	154,947,545	6,730,000	24,764,074	8,901,084	7,613,425	320,376	153,427,980	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,031,829	116,266,493	4,582,030	12,162,695	2,852,270	2,040,988	967,207	113,579,086	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,975,020	1,975,020	60,690,411	61,833,031	—	—	832,400	832,400	24,717
State Street Navigator Securities Lending Portfolio II	1,654,100	1,654,100	155,074,260	146,662,886	—	—	10,065,474	10,065,474	7,438
State Street Small/Mid Cap Equity Index Portfolio	104,001	29,543,567	1,510,000	3,480,000	1,091,049	1,116,466	97,765	29,781,082	—
Total		$926,045,873	$284,507,475	$292,758,504	$9,982,553	$10,074,668		$937,852,065	$3,253,839
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 27.4%
State Street Equity 500 Index II Portfolio	936,531	$448,504,476
State Street Small/Mid Cap Equity Index Portfolio	321,438	97,916,366
		546,420,842
DOMESTIC FIXED INCOME — 33.5%
SPDR Bloomberg High Yield Bond ETF (b)	1,445,208	137,583,802
SPDR Portfolio Long Term Treasury ETF	537,466	15,016,800
SPDR Portfolio Short Term Corporate Bond ETF (b)	740,896	22,056,474
SPDR Portfolio Short Term Treasury ETF (b)	2,915,607	84,319,354
State Street Aggregate Bond Index Portfolio	4,640,471	409,939,215
		668,915,645
INFLATION LINKED — 16.7%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	17,900,796	333,670,837
INTERNATIONAL EQUITY — 17.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,969,487	348,706,837
REAL ESTATE — 4.7%
SPDR Dow Jones Global Real Estate ETF	2,205,460	94,437,799
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,962,130,532)		1,992,151,960
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	3,890,733	$3,890,733
State Street Navigator Securities Lending Portfolio II (a)(e)	73,048,820	73,048,820
TOTAL SHORT-TERM INVESTMENTS (Cost $76,939,553)		$76,939,553
TOTAL INVESTMENTS — 103.6% (Cost $2,039,070,085)		2,069,091,513
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(72,555,705)
NET ASSETS — 100.0%		$1,996,535,808
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,992,151,960	$—	$—	$1,992,151,960
Short-Term Investments	76,939,553	—	—	76,939,553
TOTAL INVESTMENTS	$2,069,091,513	$—	$—	$2,069,091,513
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	17,011,764	$316,248,693	$28,810,946	$12,216,406	$(878,756)	$1,706,360	17,900,796	$333,670,837	$—
SPDR Bloomberg High Yield Bond ETF	1,395,525	132,198,083	9,090,522	4,371,305	(477,505)	1,144,007	1,445,208	137,583,802	1,519,073
SPDR Dow Jones Global Real Estate ETF	1,982,697	86,663,686	12,187,026	2,610,241	(193)	(1,802,479)	2,205,460	94,437,799	504,530
SPDR Portfolio Long Term Treasury ETF	657,207	19,072,147	798,627	4,115,320	(1,773,459)	1,034,805	537,466	15,016,800	116,429
SPDR Portfolio Short Term Corporate Bond ETF	666,982	19,862,724	2,804,159	600,234	(33,117)	22,942	740,896	22,056,474	156,335
SPDR Portfolio Short Term Treasury ETF	2,605,020	75,675,831	11,711,809	2,707,803	(160,034)	(200,449)	2,915,607	84,319,354	539,017
State Street Aggregate Bond Index Portfolio	4,440,931	397,641,018	32,158,400	14,445,239	(2,218,829)	(3,196,135)	4,640,471	409,939,215	2,349,676
State Street Equity 500 Index II Portfolio	1,008,963	437,082,762	16,512,457	52,158,462	22,059,760	25,007,959	936,531	448,504,476	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,076,417	346,650,658	11,651,773	24,493,032	7,015,202	7,882,236	2,969,487	348,706,837	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,521,768	6,521,768	91,119,535	93,750,570	—	—	3,890,733	3,890,733	55,925
State Street Navigator Securities Lending Portfolio II	—	—	152,745,521	79,696,701	—	—	73,048,820	73,048,820	11,074
State Street Small/Mid Cap Equity Index Portfolio	331,354	94,127,640	4,200,000	7,500,000	2,982,018	4,106,708	321,438	97,916,366	—
Total		$1,931,745,010	$373,790,775	$298,665,313	$26,515,087	$35,705,954		$2,069,091,513	$5,252,059
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 35.3%
State Street Equity 500 Index II Portfolio	1,702,509	$815,331,666
State Street Small/Mid Cap Equity Index Portfolio	662,769	201,892,788
		1,017,224,454
DOMESTIC FIXED INCOME — 29.7%
SPDR Bloomberg High Yield Bond ETF (b)	1,817,358	173,012,482
SPDR Portfolio Long Term Treasury ETF (b)	5,723,134	159,904,364
State Street Aggregate Bond Index Portfolio	5,911,415	522,214,378
		855,131,224
INFLATION LINKED — 8.1%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	12,494,523	232,897,909
INTERNATIONAL EQUITY — 24.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,012,174	706,009,614
REAL ESTATE — 2.2%
SPDR Dow Jones Global Real Estate ETF	1,458,604	62,457,423
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,726,865,060)		2,873,720,624
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	8,593,374	$8,593,374
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	76,400,850	$76,400,850
TOTAL SHORT-TERM INVESTMENTS (Cost $84,994,224)		$84,994,224
TOTAL INVESTMENTS — 102.7% (Cost $2,811,859,284)		2,958,714,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(78,208,949)
NET ASSETS — 100.0%		$2,880,505,899
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,873,720,624	$—	$—	$2,873,720,624
Short-Term Investments	84,994,224	—	—	84,994,224
TOTAL INVESTMENTS	$2,958,714,848	$—	$—	$2,958,714,848
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	11,144,283	$207,172,221	$29,847,786	$4,699,610	$(560,491)	$1,138,003	12,494,523	$232,897,909	$—
SPDR Bloomberg High Yield Bond ETF	1,694,418	160,512,217	15,538,977	3,873,698	(474,526)	1,309,512	1,817,358	173,012,482	1,859,740
SPDR Dow Jones Global Real Estate ETF	1,231,580	53,832,362	10,426,124	705,010	50,839	(1,146,892)	1,458,604	62,457,423	319,887
SPDR Portfolio Long Term Treasury ETF	5,344,801	155,106,125	13,515,072	2,894,378	(1,727,109)	(4,095,346)	5,723,134	159,904,364	950,865
State Street Aggregate Bond Index Portfolio	5,383,130	482,005,414	57,453,225	10,720,669	(1,315,718)	(5,207,874)	5,911,415	522,214,378	2,868,060
State Street Equity 500 Index II Portfolio	1,774,225	768,594,072	38,023,652	74,767,362	30,405,077	53,076,227	1,702,509	815,331,666	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,003,004	676,418,503	28,094,247	28,086,800	4,366,990	25,216,674	6,012,174	706,009,614	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,488,435	7,488,435	106,113,410	105,008,471	—	—	8,593,374	8,593,374	98,912
State Street Navigator Securities Lending Portfolio II	3,111,730	3,111,730	386,972,982	313,683,862	—	—	76,400,850	76,400,850	19,097
State Street Small/Mid Cap Equity Index Portfolio	661,403	187,884,848	9,788,547	10,100,000	3,378,083	10,941,310	662,769	201,892,788	—
Total		$2,702,125,927	$695,774,022	$554,539,860	$34,123,145	$81,231,614		$2,958,714,848	$6,116,561
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 40.8%
State Street Equity 500 Index II Portfolio	1,850,293	$886,105,120
State Street Small/Mid Cap Equity Index Portfolio	820,759	250,019,738
		1,136,124,858
DOMESTIC FIXED INCOME — 29.1%
SPDR Bloomberg High Yield Bond ETF (b)	1,270,414	120,943,413
SPDR Portfolio Long Term Treasury ETF	9,775,413	273,125,037
State Street Aggregate Bond Index Portfolio	4,710,983	416,168,225
		810,236,675
INTERNATIONAL EQUITY — 29.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,105,512	834,400,323
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,578,017,458)		2,780,761,856
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	8,555,595	$8,555,595
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	551,363	$551,363
TOTAL SHORT-TERM INVESTMENTS (Cost $9,106,958)		$9,106,958
TOTAL INVESTMENTS — 100.1% (Cost $2,587,124,416)		2,789,868,814
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,009,358)
NET ASSETS — 100.0%		$2,786,859,456
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,780,761,856	$—	$—	$2,780,761,856
Short-Term Investments	9,106,958	—	—	9,106,958
TOTAL INVESTMENTS	$2,789,868,814	$—	$—	$2,789,868,814
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	1,153,301	$109,252,204	$13,324,276	$2,200,986	$(145,203)	$713,122	1,270,414	$120,943,413	$1,264,958
SPDR Portfolio Long Term Treasury ETF	8,627,707	250,376,057	36,698,236	4,591,662	(2,782,522)	(6,575,072)	9,775,413	273,125,037	1,538,048
State Street Aggregate Bond Index Portfolio	4,255,612	381,047,454	47,982,345	7,700,000	(996,813)	(4,164,761)	4,710,983	416,168,225	2,269,595
State Street Equity 500 Index II Portfolio	1,900,867	823,455,798	41,946,727	68,565,193	27,802,907	61,464,881	1,850,293	886,105,120	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,967,396	785,086,223	38,512,977	23,494,364	3,136,319	31,159,168	7,105,512	834,400,323	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,584,046	5,584,046	79,983,178	77,011,629	—	—	8,555,595	8,555,595	85,516
State Street Navigator Securities Lending Portfolio II	9,389,600	9,389,600	113,156,249	121,994,486	—	—	551,363	551,363	4,506
State Street Small/Mid Cap Equity Index Portfolio	807,964	229,518,267	12,600,000	9,600,000	1,442,250	16,059,221	820,759	250,019,738	—
Total		$2,593,709,649	$384,203,988	$315,158,320	$28,456,938	$98,656,559		$2,789,868,814	$5,162,623
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 45.0%
State Street Equity 500 Index II Portfolio	1,821,730	$872,426,397
State Street Small/Mid Cap Equity Index Portfolio	925,703	281,987,527
		1,154,413,924
DOMESTIC FIXED INCOME — 21.6%
SPDR Bloomberg High Yield Bond ETF (b)	314,435	29,934,212
SPDR Portfolio Long Term Treasury ETF	8,980,120	250,904,553
State Street Aggregate Bond Index Portfolio	3,081,792	272,245,493
		553,084,258
INTERNATIONAL EQUITY — 33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,218,143	847,626,496
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,322,981,624)		2,555,124,678
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	7,937,943	$7,937,943
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	186,225	$186,225
TOTAL SHORT-TERM INVESTMENTS (Cost $8,124,168)		$8,124,168
TOTAL INVESTMENTS — 100.0% (Cost $2,331,105,792)		2,563,248,846
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(1,067,397)
NET ASSETS — 100.0%		$2,562,181,449
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,555,124,678	$—	$—	$2,555,124,678
Short-Term Investments	8,124,168	—	—	8,124,168
TOTAL INVESTMENTS	$2,563,248,846	$—	$—	$2,563,248,846
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	238,476	$22,590,831	$7,634,528	$400,312	$9,912	$99,253	314,435	$29,934,212	$259,720
SPDR Portfolio Long Term Treasury ETF	7,969,164	231,265,139	32,717,057	4,487,217	(1,898,872)	(6,691,554)	8,980,120	250,904,553	1,409,975
State Street Aggregate Bond Index Portfolio	2,799,984	250,710,560	30,415,021	5,500,001	(913,991)	(2,466,096)	3,081,792	272,245,493	1,486,946
State Street Equity 500 Index II Portfolio	1,872,184	811,030,296	36,097,875	62,321,084	25,667,012	61,952,298	1,821,730	872,426,397	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,079,825	797,754,626	34,026,311	18,867,307	2,571,166	32,141,700	7,218,143	847,626,496	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,932,662	6,932,662	69,984,511	68,979,230	—	—	7,937,943	7,937,943	75,311
State Street Navigator Securities Lending Portfolio II	16,073,500	16,073,500	18,148,083	34,035,358	—	—	186,225	186,225	1,467
State Street Small/Mid Cap Equity Index Portfolio	911,585	258,953,809	13,191,524	9,800,000	1,527,307	18,114,887	925,703	281,987,527	—
Total		$2,395,311,423	$242,214,910	$204,390,509	$26,962,534	$103,150,488		$2,563,248,846	$3,233,419
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 48.3%
State Street Equity 500 Index II Portfolio	1,706,666	$817,322,356
State Street Small/Mid Cap Equity Index Portfolio	999,459	304,455,253
		1,121,777,609
DOMESTIC FIXED INCOME — 16.0%
SPDR Portfolio Long Term Treasury ETF (b)	8,137,686	227,366,947
State Street Aggregate Bond Index Portfolio	1,630,962	144,079,198
		371,446,145
INTERNATIONAL EQUITY — 35.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,017,166	824,025,805
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,084,272,847)		2,317,249,559
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (c)(d)	7,704,535	$7,704,535
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	475,950	$475,950
TOTAL SHORT-TERM INVESTMENTS (Cost $8,180,485)		$8,180,485
TOTAL INVESTMENTS — 100.1% (Cost $2,092,453,332)		2,325,430,044
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,400,128)
NET ASSETS — 100.0%		$2,323,029,916
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,317,249,559	$—	$—	$2,317,249,559
Short-Term Investments	8,180,485	—	—	8,180,485
TOTAL INVESTMENTS	$2,325,430,044	$—	$—	$2,325,430,044

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	7,134,950	$207,056,249	$31,663,681	$3,687,079	$(2,036,276)	$(5,629,628)	8,137,686	$227,366,947	$1,265,313
State Street Aggregate Bond Index Portfolio	1,423,232	127,436,222	20,559,588	2,199,999	(483,100)	(1,233,513)	1,630,962	144,079,198	759,588
State Street Equity 500 Index II Portfolio	1,728,524	748,796,715	38,616,276	51,301,906	20,827,364	60,383,907	1,706,666	817,322,356	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,774,838	763,388,768	46,510,174	19,334,554	2,628,467	30,832,950	7,017,166	824,025,805	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,085,225	7,085,225	73,941,693	73,322,383	—	—	7,704,535	7,704,535	76,585
State Street Navigator Securities Lending Portfolio II	189,000	189,000	18,886,021	18,599,071	—	—	475,950	475,950	392
State Street Small/Mid Cap Equity Index Portfolio	970,156	275,592,158	16,768,733	9,000,000	1,324,264	19,770,098	999,459	304,455,253	—
Total		$2,129,544,337	$246,946,166	$177,444,992	$22,260,719	$104,123,814		$2,325,430,044	$2,101,878
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.1%
State Street Equity 500 Index II Portfolio	1,447,927	$693,412,416
State Street Small/Mid Cap Equity Index Portfolio	983,933	299,725,581
		993,137,997
DOMESTIC FIXED INCOME — 11.0%
SPDR Portfolio Long Term Treasury ETF	6,797,890	189,933,046
State Street Aggregate Bond Index Portfolio	272,365	24,060,725
		213,993,771
INTERNATIONAL EQUITY — 37.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,212,282	729,508,288
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,729,521,730)		1,936,640,056
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b)(c)	6,400,849	$6,400,849
TOTAL SHORT-TERM INVESTMENTS (Cost $6,400,850)		$6,400,849
TOTAL INVESTMENTS — 100.0% (Cost $1,735,922,580)		1,943,040,905
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(d)		(779,774)
NET ASSETS — 100.0%		$1,942,261,131

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,936,640,056	$—	$—	$1,936,640,056
Short-Term Investments	6,400,849	—	—	6,400,849
TOTAL INVESTMENTS	$1,943,040,905	$—	$—	$1,943,040,905
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	5,933,907	$172,201,981	$28,063,101	$3,975,450	$(1,746,939)	$(4,609,647)	6,797,890	$189,933,046	$1,050,713
State Street Aggregate Bond Index Portfolio	197,583	17,691,586	6,805,097	200,000	(3,118)	(232,840)	272,365	24,060,725	105,097
State Street Equity 500 Index II Portfolio	1,459,541	632,273,088	37,187,683	44,510,588	16,804,001	51,658,232	1,447,927	693,412,416	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,969,145	672,603,207	45,381,937	18,011,800	2,501,637	27,033,307	6,212,282	729,508,288	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,978,650	5,978,650	69,870,608	69,448,409	—	—	6,400,849	6,400,849	64,817
State Street Navigator Securities Lending Portfolio II	258,000	258,000	25,595,600	25,853,600	—	—	—	—	1,025
State Street Small/Mid Cap Equity Index Portfolio	951,075	270,171,978	16,800,000	7,917,816	1,323,015	19,348,404	983,933	299,725,581	—
Total		$1,771,178,490	$229,704,026	$169,917,663	$18,878,596	$93,197,456		$1,943,040,905	$1,221,652
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	1,045,273	$500,581,332
State Street Small/Mid Cap Equity Index Portfolio	737,741	224,730,515
		725,311,847
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	4,895,888	136,791,111
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,543,393	533,530,677
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,257,584,358)		1,395,633,635
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b)(c)	5,351,415	$5,351,415
TOTAL SHORT-TERM INVESTMENTS (Cost $5,351,415)		$5,351,415
TOTAL INVESTMENTS — 100.1% (Cost $1,262,935,773)		1,400,985,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(890,367)
NET ASSETS — 100.0%		$1,400,094,683

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,395,633,635	$—	$—	$1,395,633,635
Short-Term Investments	5,351,415	—	—	5,351,415
TOTAL INVESTMENTS	$1,400,985,050	$—	$—	$1,400,985,050
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	4,233,444	$122,854,545	$22,038,482	$3,585,334	$(1,646,778)	$(2,869,804)	4,895,888	$136,791,111	$756,304
State Street Equity 500 Index II Portfolio	1,043,530	452,057,096	32,429,970	33,210,231	13,781,559	35,522,938	1,045,273	500,581,332	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,305,375	485,129,629	43,060,557	16,304,527	1,513,377	20,131,641	4,543,393	533,530,677	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,187,179	5,187,179	61,468,615	61,304,379	—	—	5,351,415	5,351,415	49,538
State Street Navigator Securities Lending Portfolio II	—	—	35,907,345	35,907,345	—	—	—	—	536
State Street Small/Mid Cap Equity Index Portfolio	701,321	199,224,256	14,700,000	4,600,001	1,843,160	13,563,100	737,741	224,730,515	—
Total		$1,264,452,705	$209,604,969	$154,911,817	$15,491,318	$66,347,875		$1,400,985,050	$806,378
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	659,287	$315,732,364
State Street Small/Mid Cap Equity Index Portfolio	465,179	141,702,853
		457,435,217
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	3,085,777	86,216,610
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,870,733	337,110,154
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $794,697,997)		880,761,981
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b)(c)	4,461,748	$4,461,748
TOTAL SHORT-TERM INVESTMENTS (Cost $4,461,748)		$4,461,748
TOTAL INVESTMENTS — 100.2% (Cost $799,159,745)		885,223,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,064,883)
NET ASSETS — 100.0%		$883,158,846

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$880,761,981	$—	$—	$880,761,981
Short-Term Investments	4,461,748	—	—	4,461,748
TOTAL INVESTMENTS	$885,223,729	$—	$—	$885,223,729
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	2,638,937	$76,581,952	$15,232,828	$2,800,611	$(1,195,503)	$(1,602,056)	3,085,777	$86,216,610	$476,567
State Street Equity 500 Index II Portfolio	650,468	281,782,946	27,596,660	24,690,846	7,997,452	23,046,152	659,287	315,732,364	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,684,600	302,500,735	35,132,063	14,294,981	3,526,291	10,246,046	2,870,733	337,110,154	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,700,171	2,700,171	51,294,791	49,533,214	—	—	4,461,748	4,461,748	36,381
State Street Small/Mid Cap Equity Index Portfolio	437,252	124,210,122	12,790,000	5,049,999	171,758	9,580,972	465,179	141,702,853	—
Total		$787,775,926	$142,046,342	$96,369,651	$10,499,998	$41,271,114		$885,223,729	$512,948
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
March 31, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	181,483	$86,912,331
State Street Small/Mid Cap Equity Index Portfolio	128,096	39,020,541
		125,932,872
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	849,660	23,739,501
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	790,308	92,805,830
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $216,306,878)		242,478,203
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (b)(c)	1,225,027	$1,225,027
TOTAL SHORT-TERM INVESTMENTS (Cost $1,225,027)		$1,225,027
TOTAL INVESTMENTS — 99.9% (Cost $217,531,905)		243,703,230
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		135,834
NET ASSETS — 100.0%		$243,839,064

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$242,478,203	$—	$—	$242,478,203
Short-Term Investments	1,225,027	—	—	1,225,027
TOTAL INVESTMENTS	$243,703,230	$—	$—	$243,703,230
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
March 31, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	686,009	$19,907,981	$4,886,247	$328,880	$(161,057)	$(564,790)	849,660	$23,739,501	$125,796
State Street Equity 500 Index II Portfolio	169,129	73,266,623	10,133,026	4,739,999	718,916	7,533,765	181,483	86,912,331	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	697,865	78,635,396	12,293,659	1,823,553	(146,646)	3,846,974	790,308	92,805,830	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	722,660	722,660	11,076,593	10,574,226	—	—	1,225,027	1,225,027	10,475
State Street Small/Mid Cap Equity Index Portfolio	113,684	32,294,264	4,711,692	600,000	(147,796)	2,762,381	128,096	39,020,541	—
Total		$204,826,924	$43,101,217	$18,066,658	$263,417	$13,578,330		$243,703,230	$136,271
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2024 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of March 31, 2024 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended March 31, 2024, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2024 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended March 31, 2024, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2024, are disclosed in the Portfolios' or Funds' Schedule of Investments.